UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-07455

                           Virtus Opportunities Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                         Greenfield, MA  01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                                   Hartford, CT  06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 243-1574

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT

Virtus Horizon Wealth Masters Fund (f/k/a: Virtus Wealth Masters Fund)

Virtus Newfleet Bond Fund (f/k/a: Virtus Bond Fund)*

Virtus Newfleet CA Tax-Exempt Bond Fund (f/k/a: Virtus CA Tax-Exempt Bond Fund)

Virtus Newfleet High Yield Fund (f/k/a: Virtus High Yield Fund)

Virtus Newfleet Low Duration Income Fund (f/k/a: Virtus Low Duration Income Fund)*

Virtus Newfleet Multi-Sector Intermediate Bond Fund (f/k/a: Virtus Multi-Sector Intermediate Bond Fund)

Virtus Newfleet Senior Floating Rate Fund (f/k/a: Virtus Senior Floating Rate Fund)

Virtus Newfleet Tax-Exempt Bond Fund (f/k/a: Virtus Tax-Exempt Bond Fund)

Virtus Rampart Low Volatility Equity Fund (f/k/a: Virtus Low Volatility Equity Fund)

March 31, 2017 TRUST NAME: VIRTUS OPPORTUNITIES TRUST * Prospectus supplements applicable to these Funds appear at the back of this semiannual report

Not FDIC Insured

No Bank Guarantee

May Lose Value

Message to Shareholders	1
Disclosure of Fund Expenses	2
Key Investment Terms	4
Portfolio Holdings Summary	6

Fund	Schedule of Investments

Virtus Horizon Wealth Masters Fund (“Horizon Wealth Masters Fund”) (f/k/a: Virtus Wealth Masters Fund)	8
Virtus Newfleet Bond Fund (“Newfleet Bond Fund”) (f/k/a: Virtus Bond Fund)	10
Virtus Newfleet CA Tax-Exempt Bond Fund (“Newfleet CA Tax-Exempt Bond Fund”) (f/k/a: Virtus CA Tax-Exempt Bond Fund)	17
Virtus Newfleet High Yield Fund (“Newfleet High Yield Fund”) (f/k/a: Virtus High Yield Fund)	20
Virtus Newfleet Low Duration Income Fund (“Newfleet Low Duration Income Fund”) (f/k/a: Virtus Low Duration Income Fund)	26
Virtus Newfleet Multi-Sector Intermediate Bond Fund (“Newfleet Multi-Sector Intermediate Bond Fund”) (f/k/a: Virtus Multi-Sector Intermediate Bond Fund)	36
Virtus Newfleet Senior Floating Rate Fund (“Newfleet Senior Floating Rate Fund”) (f/k/a: Virtus Senior Floating Rate Fund)	46
Virtus Newfleet Tax-Exempt Bond Fund (“Newfleet Tax-Exempt Bond Fund”) (f/k/a: Virtus Tax-Exempt Bond Fund)	53
Virtus Rampart Low Volatility Equity Fund (“Rampart Low Volatility Equity Fund”) (f/k/a: Virtus Low Volatility Equity Fund)	58
Statements of Assets and Liabilities	59
Statements of Operations	62
Statements of Changes in Net Assets	65
Financial Highlights	71
Notes to Financial Statements	77
Consideration of Advisory and Subadvisory Agreements by the Board of Trustees	91

Proxy Voting Procedures and Voting Record (Form N-PX)

The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

To My Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present this report that reviews the performance of your fund for the six-month fiscal period ended March 31, 2017.

Despite short-lived selloffs that occurred following the U.K.’s “Brexit” decision last June and the U.S. presidential election in November, the six-month period was strong for global markets. As the fiscal period drew to a close, equity markets continued to benefit from the post-election “Trump bump.” The Federal Reserve (“the Fed”) raised interest rates twice in the period – once in December, and again in March – a clear signal that it believes the U.S. economy is on a growth path. At the same time, other major central banks remained committed to monetary stimulus, adding reassurance to global markets. U.S. growth, as evidenced by strong jobs, housing, and consumer spending data, gives investors reason for optimism. Corporate earnings got off to a strong start for the first quarter of 2017. The pro-growth policies of the new administration, if implemented, could have continued positive impact on earnings and the markets.

Global equity markets turned in positive performance over the six-month period. U.S. large- and small-cap stocks returned 10.12% and 11.52%, as measured by the returns of the S&P 500® Index and Russell 2000® Index, respectively. Within international equities, emerging markets slightly outperformed their developed peers, with the MSCI Emerging Markets Index (net) up 6.80%, compared with the MSCI EAFE® Index (net), which returned 6.48%.

Demand for U.S. Treasuries remained strong, driven by foreign investors seeking safe havens and yield in light of the negative interest rate environment in many international economies. On March 31, 2017, the benchmark 10-year U.S. Treasury yielded 2.40% compared with 1.60% six months earlier. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, was down 2.18% for the six months, while non-investment grade bonds gained 4.50%, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.

Market uncertainty is an ever-present reminder of the importance of portfolio diversification, including exposure to traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies.

On behalf of our investment affiliates, thank you for entrusting Virtus with your assets. Should you have questions about your account or require assistance, please visit our website at Virtus.com, or call our customer service team at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

May 2017

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

VIRTUS OPPORTUNITIES TRUST

Disclosure of Fund Expenses (Unaudited)

For the six-month period of October 1, 2016 to March 31, 2017

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Opportunities Trust Fund (each, a “Fund”) you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Expense Table
	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Annualized Expense Ratio	Expenses Paid During Period*
Horizon Wealth Masters Fund
Actual
Class A	$1,000.00	$1,106.40	1.45%	$7.61
Class C	1,000.00	1,102.40	2.20	11.53
Class I	1,000.00	1,107.40	1.20	6.30
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.70	1.45	7.29
Class C	1,000.00	1,013.96	2.20	11.05
Class I	1,000.00	1,018.95	1.20	6.04
Newfleet Bond Fund
Actual
Class A	$1,000.00	$994.30	0.84%	$4.18
Class C	1,000.00	991.40	1.59	7.89
Class I	1,000.00	995.60	0.59	2.94
Class R6**	1,000.00	1,003.50	0.53	2.11
Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.74	0.84	4.23
Class C	1,000.00	1,017.00	1.59	8.00
Class I	1,000.00	1,021.99	0.59	2.97
Class R6**	1,000.00	1,022.29	0.53	2.67
Newfleet CA Tax-Exempt Bond Fund
Actual
Class A	$1,000.00	$977.50	0.85%	$4.19
Class I	1,000.00	977.80	0.60	2.96
Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.69	0.85	4.28
Class I	1,000.00	1,021.94	0.60	3.02
Newfleet High Yield Fund
Actual
Class A	$1,000.00	$1,039.70	1.01%	$5.14
Class C	1,000.00	1,034.10	1.76	8.93
Class I	1,000.00	1,041.00	0.76	3.87
Class R6**	1,000.00	1,046.60	0.67	2.72
Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.90	1.01	5.09
Class C	1,000.00	1,016.16	1.76	8.85
Class I	1,000.00	1,021.14	0.76	3.83
Class R6**	1,000.00	1,021.59	0.67	3.38
Newfleet Low Duration Income Fund
Actual
Class A	$1,000.00	$998.70	0.75%	$3.74
Class C	1,000.00	995.00	1.50	7.46
Class I	1,000.00	1,000.00	0.50	2.49
Hypothetical (5% return before expenses)
Class A	1,000.00	1,021.19	0.75	3.78
Class C	1,000.00	1,017.45	1.50	7.54
Class I	1,000.00	1,022.44	0.50	2.52

VIRTUS OPPORTUNITIES TRUST

Disclosure of Fund Expenses (Unaudited) (Continued)

For the six-month period of October 1, 2016 to March 31, 2017

Expense Table
	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Annualized Expense Ratio	Expenses Paid During Period*
Newfleet Multi-Sector Intermediate Bond Fund
Actual
Class A	$1,000.00	$1,022.20	1.05%	$5.29
Class C	1,000.00	1,017.20	1.80	9.05
Class I	1,000.00	1,022.50	0.79	3.98
Class R6	1,000.00	1,022.80	0.71	3.58
Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.70	1.05	5.29
Class C	1,000.00	1,015.96	1.80	9.05
Class I	1,000.00	1,020.99	0.79	3.98
Class R6	1,000.00	1,021.39	0.71	3.58
Newfleet Senior Floating Rate Fund
Actual
Class A	$1,000.00	$1,029.00	1.15%	$5.82
Class C	1,000.00	1,025.10	1.90	9.59
Class I	1,000.00	1,030.30	0.89	4.51
Class R6**	1,000.00	1,028.90	0.82	3.30
Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.20	1.15	5.79
Class C	1,000.00	1,015.46	1.90	9.55
Class I	1,000.00	1,020.49	0.89	4.48
Class R6**	1,000.00	1,020.84	0.82	4.13
Newfleet Tax-Exempt Bond Fund
Actual
Class A	$1,000.00	$980.30	0.85%	$4.20
Class C	1,000.00	976.70	1.60	7.89
Class I	1,000.00	981.60	0.60	2.96
Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.69	0.85	4.28
Class C	1,000.00	1,016.95	1.60	8.05
Class I	1,000.00	1,021.94	0.60	3.02
Rampart Low Volatility Equity Fund
Actual
Class A	$1,000.00	$1,043.30	1.55%	$7.90
Class C	1,000.00	1,037.80	2.30	11.69
Class I	1,000.00	1,043.40	1.30	6.62
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.20	1.55	7.80
Class C	1,000.00	1,013.46	2.30	11.55
Class I	1,000.00	1,018.45	1.30	6.54
*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

**	November 7, 2016 is the date the class started accruing expenses. Expenses are equal to the relevant Fund Class’ annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (145 for actual and 182 for hypothetical) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about the Funds’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

VIRTUS OPPORTUNITIES TRUST

KEY INVESTMENT TERMS (Unaudited)

MARCH 31, 2017

American Depositary Receipt (ADR)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Bloomberg Barclays U.S. Aggregate Bond Index

The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Bloomberg Barclays U.S. Corporate High Yield Bond Index

The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Brexit

A combination of the words “Britain” and “exit” which refers to Britain’s withdrawal from the European Union.

European Union (EU)

The European Union (EU) is a unique economic and political union of 28 European countries. The EU was created in the aftermath of the Second World War that has become a single market for goods and services and it created the single currency the euro.

Exchange-Traded Funds (ETF)

A Fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.

Federal Reserve (the “Fed”)

The Central Bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

iShares®

Represents shares of an open-end exchange-traded fund.

London Interbank Offered Rate (LIBOR)

A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.

MSCI EAFE® Index (net)

The MSCI EAFE® Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI Emerging Markets Index (net)

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Payment-in-Kind Security (PIK)

A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

Real Estate Investment Trust (REIT)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

VIRTUS OPPORTUNITIES TRUST

KEY INVESTMENT TERMS (Unaudited) (Continued)

MARCH 31, 2017

Russell 2000® Index

The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

When-issued and Forward Commitments (Delayed Delivery)

Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

VIRTUS OPPORTUNITIES TRUST

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)

MARCH 31, 2017

For each Fund, the following tables present the portfolio holdings within certain sectors as a percentage of total investments attributable to each sector.

Horizon Wealth Masters Fund

Consumer Discretionary	32%
Financials	13
Information Technology	11
Industrials	10
Real Estate	6
Energy	6
Materials	5
Other (includes securities-lending collateral)	17

Total	100%

Newfleet Bond Fund

Corporate Bonds and Notes		50%
Financials	17%
Consumer Discretionary	5
Real Estate	5
All other Corporate Bonds and Notes	23
Mortgage-Backed Securities		22
U.S. Government Securities		6
Asset-Backed Securities		5
Preferred Stocks		4
Loan Agreements		4
Other		9

Total		100%

Newfleet CA Tax-Exempt Bond Fund

Tax-Exempt Municipal Bonds		100%
General Obligation	16%
Development Revenue	15
Pre-Refunded	13
Medical Revenue	10
Lease Revenue	9
Water & Sewer Revenue	9
General Revenue	7
Other	21

Total		100%

Newfleet High Yield Fund

Corporate Bonds and Notes		83%
Consumer Discretionary	19%
Energy	15
Materials	10
Health Care	10
Industrials	7
Telecommunication Services	6
Financials	5
All other Corporate Bonds and Notes	11
Loan Agreements		12
Other		5

Total		100%

Newfleet Low Duration Income Fund

Mortgage-Backed Securities		34%
Asset-Backed Securities		26
Corporate Bonds and Notes		23
Financials	10%
Consumer Discretionary	2
Industrials	2
Total of all Others	9
U.S. Government Securities		9
Loan Agreements		6
Other (includes short-term investment)		2

Total		100%

Newfleet Multi-Sector Intermediate Bond Fund

Corporate Bonds and Notes		54%
Energy	14%
Financials	11
Consumer Discretionary	7
Materials	6
All Other Corporate Bonds and Notes	16
Mortgage-Backed Securities		13
Foreign Government Securities		13
Loan Agreements		10
Preferred Stocks		4
Other		6

Total		100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

VIRTUS OPPORTUNITIES TRUST

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited) (Continued)

MARCH 31, 2017

Newfleet Senior Floating Rate Fund

Loan Agreements		93%
Consumer Discretionary	25%
Industrials	14
Health Care	12
Materials	9
Information Technology	9
Consumer Staples	6
All Other Loan Agreements	18
Corporate Bonds and Notes		5
Other		2

Total		100%

Newfleet Tax-Exempt Bond Fund

New York	12%
Texas	9
Illinois	9
Florida	8
Colorado	7
California	6
Arizona	5
Other (includes short-term investment)	44

Total	100%

Rampart Low Volatility Equity Fund

Exchange-Traded Fund	100%

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

VIRTUS HORIZON WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2017

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—99.2%

Consumer Discretionary—34.8%
Amazon.com, Inc.(2)	483	$428
AMC Networks, Inc. Class A(2)	7,071	415
American Eagle Outfitters, Inc.	29,826	418
AutoNation, Inc.(2)	9,587	405
Buckle, Inc. (The)	23,464	436
Cabela’s, Inc.(2)	8,713	463
Carnival Corp.	7,044	415
CBS Corp. Class B	6,170	428
Choice Hotels International, Inc.	6,609	414
Columbia Sportswear Co.	7,068	415
Comcast Corp. Class A	10,967	412
Dick’s Sporting Goods, Inc.	8,596	418
Dillard’s, Inc. Class A	8,472	443
Discovery Communications, Inc. Class C(2)	15,166	429
DISH Network Corp. Class A(2)	6,570	417
DSW, Inc. Class A	21,413	443
Expedia, Inc.	3,184	402
Fossil Group, Inc.(2)(3)	25,063	437
Gap, Inc. (The)	17,835	433
Garmin Ltd.	7,893	403
Horton (D.R.), Inc.	12,270	409
Hyatt Hotels Corp. Class A(2)	7,842	423
International Speedway Corp. Class A	11,300	418
L Brands, Inc.	8,272	390
Lands’ End, Inc.(2)(3)	20,692	444
Las Vegas Sands Corp.	7,277	415
Lennar Corp. Class A	7,920	405
Liberty Braves Group Class C(2)	18,235	431
Liberty Broadband Corp. Class C(2)	4,826	417
Liberty Expedia Holdings, Inc. Class A(2)	8,862	403
Liberty Global plc Class C(2)	11,717	411
Liberty Global plc Class C(2)	17,892	412
Liberty Interactive Corp. Class A(2)	21,276	426
Liberty Media Corp. Class C(2)	12,223	417
Liberty Sirius XM Group Class C(2)	10,524	408
Liberty TripAdvisor Holdings, Inc. Class A(2)	30,608	432
Liberty Ventures Class A(2)	9,554	425
Lions Gate Entertainment Corp. Class B(2)	17,711	432
Madison Square Garden Co. (The) Class A(2)	2,080	415
Marriott International, Inc. Class A	4,562	430
Marriott Vacations Worldwide Corp.	4,328	432
Mohawk Industries, Inc.(2)	1,772	407
MSG Networks, Inc. Class A(2)	18,029	421
News Corp. Class A	32,500	423
NIKE, Inc. Class B	7,015	391
Nordstrom, Inc.(3)	9,727	453
Papa John’s International, Inc.	5,500	440
Penn National Gaming, Inc.(2)	25,952	478
Penske Automotive Group, Inc.	8,777	411
Ralph Lauren Corp.	5,203	425
Restaurant Brands International, Inc.	7,524	419
Sears Holdings Corp.(2)(3)	44,711	514
Sears Hometown and Outlet Stores, Inc.(2)(3)	106,076	414

	SHARES	VALUE
Consumer Discretionary—continued
Starbucks Corp.	7,325	$428
Tesla, Inc.(2)(3)	1,623	452
Tronc, Inc.(2)(3)	31,008	432
Twenty-First Century Fox, Inc. Class A	13,323	432
Under Armour, Inc. Class C(2)	23,219	425
Urban Outfitters, Inc.(2)	18,030	428
Viacom, Inc. Class B	9,668	451
Weight Watchers International, Inc.(2)	28,240	440
Wendy’s Co. (The)	30,946	421
Wynn Resorts Ltd.	3,641	417

		26,791

Consumer Staples—5.3%
Boston Beer Co., Inc. (The) Class A(2)	2,744	397
Brown-Forman Corp. Class B	8,587	397
Estee Lauder Cos., Inc. (The) Class A	4,702	399
HRG Group, Inc.(2)	21,261	411
Kraft Heinz Co.(The)	4,428	402
Lancaster Colony Corp.	3,139	404
Monster Beverage Corp.(2)	8,707	402
Nomad Foods Ltd.(2)	36,963	423
PriceSmart, Inc.	4,513	416
Tootsie Roll Industries, Inc.(3)	10,775	402

		4,053

Energy—6.0%
Cheniere Energy, Inc.(2)	9,294	439
Clayton Williams Energy, Inc.(2)(3)	3,169	419
Continental Resources, Inc.(2)	9,244	420
CVR Energy, Inc.(3)	20,767	417
Exterran Corp.(2)	14,829	466
Hess Corp.	8,522	411
Par Pacific Holdings, Inc.(2)(3)	26,081	430
RPC, Inc.(3)	22,669	415
Transocean Ltd.(2)	33,275	414
W&T Offshore, Inc.(2)	144,751	401
Western Refining, Inc.	11,495	403

		4,635

Financials—13.8%
Altisource Portfolio Solutions SA(2)(3)	15,228	560
American Financial Group, Inc.	4,317	412
AmTrust Financial Services, Inc.	24,247	448
Berkley (W.R.) Corp.	5,683	401
Berkshire Hathaway, Inc. Class B(2)	2,401	400
BOK Financial Corp.	5,365	420
Brown & Brown, Inc.	9,570	399
Charles Schwab Corp. (The)	10,057	411
Cohen & Steers, Inc.	10,897	436
Erie Indemnity Co. Class A	3,344	410
First Citizens BancShares, Inc. Class A	1,239	416
Franklin Resources, Inc.	9,848	415
Gaming and Leisure Properties, Inc.	12,853	430

	SHARES	VALUE
Financials—continued
Greenlight Capital Re Ltd. Class A(2)	18,966	$419
Hilltop Holdings, Inc.	15,415	424
Leucadia National Corp.	15,744	409
Loews Corp.	8,752	409
Mercury General Corp.	6,888	420
Morningstar, Inc.	5,171	407
National General Holdings Corp.	17,912	426
Ocwen Financial Corp.(2)	88,847	486
PJT Partners, Inc. Class A	11,323	397
Raymond James Financial, Inc.	5,499	419
Third Point Reinsurance Ltd.(2)	33,894	410
WisdomTree Investments, Inc.(3)	47,069	427

		10,611

Health Care—4.0%
Akorn, Inc.(2)	18,170	438
AquaBounty Technologies, Inc.(2)(3)	18,769	208
Bruker Corp.	17,741	414
Cerner Corp.(2)	7,160	421
Danaher Corp.	4,716	403
Halozyme Therapeutics, Inc.(2)	30,628	397
Intrexon Corp.(2)(3)	21,075	418
OPKO Health, Inc.(2)(3)	51,741	414

		3,113

Industrials—11.3%
Air Lease Corp.	10,773	417
American Railcar Industries, Inc.(3)	10,118	416
Cintas Corp.	3,287	416
Colfax Corp.(2)	10,683	419
Covanta Holding Corp.	26,542	417
FedEx Corp.	2,122	414
Fortive Corp.	6,950	418
Heartland Express, Inc.	20,529	412
Herc Holdings, Inc.(2)	8,687	425
Hertz Global Holdings, Inc.(2)	20,986	368
Manitowoc Co., Inc. (The)(2)	69,809	398
MasTec, Inc.(2)	10,802	433
MSC Industrial Direct Co., Inc. Class A	4,043	415
Navistar International Corp.(2)	16,085	396
Rollins, Inc.	11,284	419
Seaspan Corp.(3)	62,185	431
Timken Co. (The)	9,421	426
W.W. Grainger, Inc.	1,692	394
Welbilt, Inc.(2)	21,237	417
Werner Enterprises, Inc.	15,259	400
XPO Logistics, Inc.(2)	8,775	420

		8,671

Information Technology—11.7%
Alphabet, Inc. Class C(2)	490	407
Amkor Technology, Inc.(2)	38,428	445
Anixter International, Inc.(2)	5,185	411
CommerceHub, Inc. Class C(2)	25,684	399
Conduent, Inc.(2)	25,504	428
eBay, Inc.(2)	12,264	412
EchoStar Corp. Class A(2)	7,411	422
Facebook, Inc. Class A(2)	2,938	417
IAC/InterActiveCorp(2)	5,635	416
Intuit, Inc.	3,357	389

See Notes to Financial Statements

VIRTUS HORIZON WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	SHARES	VALUE
Information Technology—continued
National Instruments Corp.	12,780	$416
Oracle Corp.	9,074	405
Paychex, Inc.	6,602	389
PayPal Holdings, Inc.(2)	9,538	410
Pegasystems, Inc.	9,784	429
RealPage, Inc.(2)	11,586	404
salesforce.com, Inc.(2)	4,986	411
SS&C Technologies Holdings, Inc.	11,432	405
Syntel, Inc.(2)	24,040	405
TeleTech Holdings, Inc.	13,551	401
Xerox Corp.	56,516	415
Yahoo!, Inc.(2)	8,898	413

		9,049

Materials—5.4%
Freeport-McMoRan, Inc.(2)	32,372	433
Huntsman Corp.	18,353	450
LyondellBasell Industries N.V. Class A	4,618	421
NewMarket Corp.	908	412
Novagold Resources, Inc.(2)(3)	76,814	374
Platform Specialty Products Corp.(2)	33,240	433
Scotts Miracle-Gro Co. (The) Class A	4,474	418
Silgan Holdings, Inc.	6,760	401

	SHARES	VALUE
Materials—continued
TimkenSteel Corp.(2)	22,413	$424
Westlake Chemical Corp.	6,271	414

		4,180

Real Estate—6.9%
American Homes 4 Rent Class A	17,742	407
Boston Properties, Inc.	3,067	406
Colony Northstar, Inc. Class A	31,548	407
Equity LifeStyle Properties, Inc.	5,253	405
Equity Residential	6,460	402
Host Hotels & Resorts, Inc.	22,613	422
Howard Hughes Corp. (The)(2)	3,442	403
Marcus & Millichap, Inc.(2)	16,349	402
Seritage Growth Properties Class A	9,332	403
Simon Property Group, Inc.	2,407	414
Taubman Centers, Inc.	6,221	411
Urban Edge Properties	15,884	418
Vornado Realty Trust	3,972	398

		5,298
TOTAL COMMON STOCKS (Identified Cost $60,259)		76,401
TOTAL LONG TERM INVESTMENTS—99.2%
(Identified Cost $60,259)		76,401

	SHARES	VALUE
SECURITIES LENDING COLLATERAL—8.7%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) – Institutional Shares (seven-day effective yield 0.910%)(4)(5)	6,736,195	$6,736
TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $6,736)		6,736
TOTAL INVESTMENTS—107.9% (Identified Cost $66,995)		83,137	(1)
Other assets and liabilities, net—(7.9)%		(6,097)

NET ASSETS—100.0%		$77,040

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.
(5)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$76,401	$76,401
Securities Lending Collateral	6,736	6,736

Total Investments	$83,137	$83,137

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held as of March 31, 2017.

See Notes to Financial Statements

VIRTUS NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—6.2%
U.S. Treasury Bond 2.500%, 2/15/46	$4,505	$4,036
U.S. Treasury Note 1.625%, 2/15/26	500	470
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $4,948)		4,506

MUNICIPAL BONDS—2.4%

California—1.1%
State of California, Build America Bonds Taxable 7.600%, 11/1/40	520	775

Georgia—0.3%
Rockdale County Water & Sewerage Authority Revenue Taxable 3.060%, 7/1/24	255	259

New York—1.0%
New York City Transitional Finance Authority Future Tax Secured Revenue Taxable 5.000%, 5/1/40	650	738
TOTAL MUNICIPAL BONDS (Identified Cost $1,857)		1,772

FOREIGN GOVERNMENT SECURITIES—3.4%
Argentine Republic
144A 7.500%, 4/22/26(3)	155	165
144A 6.875%, 1/26/27(3)	190	193
144A 7.625%, 4/22/46(3)	150	153
Dominican Republic 144A 6.600%, 1/28/24(3)	135	147
Federative Republic of Brazil 6.000%, 4/7/26	200	218
Kingdom of Bahrain 144A 7.000%, 10/12/28(3)	200	209
Kingdom of Jordan 144A 5.750%, 1/31/27(3)	200	196
Republic of Colombia 3.875%, 4/25/27	200	199
Republic of Costa Rica 144A 7.000%, 4/4/44(3)	200	202
Republic of Panama 3.875%, 3/17/28	200	203
Republic of Turkey 4.875%, 10/9/26	400	386
Sultanate of Oman 144A 4.750%, 6/15/26(3)	200	202
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $2,450)		2,473

MORTGAGE-BACKED SECURITIES—21.1%

Agency—7.2%
FHLMC
5.000%, 12/1/35	27	30
4.000%, 2/1/45	393	413
3.500%, 3/1/45	315	323
3.000%, 5/1/45	126	125
3.500%, 4/1/46	364	372

	PAR VALUE		VALUE
Agency—continued
FNMA
6.000%, 7/1/17	$—	(13)	$—	(13)
5.500%, 9/1/17	1		1
5.000%, 4/1/20	41		42
5.000%, 8/1/21	7		7
6.000%, 5/1/29	25		29
6.500%, 5/1/30	1		1
7.000%, 7/1/31	8		9
5.500%, 4/1/36	39		44
5.500%, 9/1/36	139		155
6.000%, 9/1/37	21		24
6.000%, 8/1/38	167		193
6.000%, 8/1/38	13		14
5.000%, 6/1/39	507		561
5.000%, 9/1/39	136		151
5.500%, 9/1/39	276		307
4.500%, 9/1/40	217		236
3.500%, 12/1/42	262		269
4.000%, 9/1/44	102		107
3.500%, 8/1/45	589		603
3.500%, 8/1/45	553		566
3.500%, 1/1/46	134		137
4.000%, 1/1/46	233		245
3.500%, 6/1/46	235		241
GNMA 6.500%, 9/15/28	27		31

			5,236

Non-Agency—13.9%
Access Point Financial, Inc. 15-A, A 144A 2.610%, 4/15/20(3)	22		22
Agate Bay Mortgage Trust 13-1, A1 144A 3.500%, 7/25/43(2)(3)	73		74
American Homes 4 Rent Trust 14-SFR2, C 144A 4.705%, 10/17/36(3)	195		203
15-SFR2, C 144A 4.691%, 10/17/45(3)	125		130
15-SFR1, A 144A 3.467%, 4/17/52(3)	217		220
Ameriquest Mortgage Securities, Inc. 03-AR3, M4 4.800%, 6/25/33(2)	130		129
AMSR Trust 16-SFR1, C 144A 3.193%, 11/17/33(2)(3)	100		101
Aventura Mall Trust 13-AVM, C 144A 3.743%, 12/5/32(2)(3)	325		334
Banc of America Funding Trust
04-B, 2A1 3.439%, 11/20/34(2)	75		74
05-1, 1A1 5.500%, 2/25/35	83		83
Banc of America Mortgage Trust 05-3, 1A15 5.500%, 4/25/35	68		69

	PAR VALUE	VALUE
Non-Agency—continued
Bank of America (Countrywide) Asset-Backed Certificates 05-1, AF5A 5.102%, 7/25/35(2)	$241	$249
Bank of America (Merrill Lynch – Countrywide) Home Loan Mortgage Pass-Through-Trust 04-6, 1A2 3.051%, 5/25/34(2)	221	219
Bayview Opportunity Master Fund Trust
04-B Trust, 16-SPL2, B1 144A 4.250%, 6/28/53(2)(3)	100	103
04-A Trust, 16-SPL1, B1 144A 4.250%, 4/28/55(3)	160	165
04-A Trust, 17-SPL1, B1 144A 4.250%, 10/28/64(2)(3)	114	117
Colony Starwood Homes Trust 16-2A, C 144A 3.093%, 12/17/33(2)(3)	195	196
Credit Suisse Commercial Mortgage-Backed Trust 06-08, 3A1 6.000%, 10/25/21	70	66
Credit Suisse Mortgage Loan Trust 15-1, B4 144A 3.893%, 5/25/45(2)(3)	97	89
Freddie Mac Structured Agency Credit Risk Debt Notes 16-DNA2, M2 3.182%, 10/25/28(2)	250	255
Galton Funding Mortgage Trust 17-1, A21 144A 3.500%, 7/25/56(3)	147	149
Goldman Sachs Mortgage Securities Trust 07-GG10, A1A 5.949%, 8/10/45(2)	65	66
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	62	62
GSR Mortgage Loan Trust 06-1F, 2A4 6.000%, 2/25/36	151	130
Jefferies Resecuritization Trust 14-R1, 1A1 144A 4.000%, 12/27/37(3)	37	37
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 03-S11, 3A5 5.950%, 11/25/33	164	171
JPMorgan Chase Commercial Mortgage Securities Trust 14-C22, A4 3.801%, 9/15/47	195	202

See Notes to Financial Statements

VIRTUS NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—continued
JPMorgan Chase Mortgage Trust
04-A4, 2A1 3.197%, 9/25/34(2)	$173	$175
14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	93	96
16-1, M2 144A 3.750%, 4/25/45(2)(3)	131	130
15-4, 1A4 144A 3.500%, 6/25/45(2)(3)	105	106
16-2, M2 144A 3.750%, 12/25/45(2)(3)	171	171
16-1, A3 144A 3.500%, 5/25/46(3)	481	485
16-5, A1 144A 2.602%, 12/25/46(2)(3)	164	163
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(2)(3)	109	110
Morgan Stanley – Bank of America (Merrill Lynch) Trust
13-C13, AS 4.266%, 11/15/46	360	381
15-C22, AS 3.561%, 4/15/48	310	310
Morgan Stanley Capital Barclays Bank Trust 16-MART, A 144A 2.200%, 9/13/31(3)	140	137
Morgan Stanley Capital I Trust
07-T27, A4 5.791%, 6/11/42(2)	253	254
08-T29, A4 6.301%, 1/11/43(2)	487	499
07-IQ14, AM 5.777%, 4/15/49(2)	180	180
Motel 6 Trust 15-MTL6, D 144A 4.532%, 2/5/30(3)	210	211
New Residential Mortgage Loan Trust
14-1A, A 144A 3.750%, 1/25/54(2)(3)	146	149
15-2A, A1 144A 3.750%, 8/25/55(2)(3)	174	178
16-1A, A1 144A 3.750%, 3/25/56(2)(3)	148	150
16-4A, B1A 144A 4.500%, 11/25/56(3)	178	183
NovaStar Mortgage Funding Trust Series 04-4, M5 2.707%, 3/25/35(2)	185	181
One Market Plaza Trust 17-1MKT, A 144A 3.614%, 2/10/32(3)	150	155
Residential Asset Securitization Trust 05-A1, A3 5.500%, 4/25/35	131	131

	PAR VALUE	VALUE
Non-Agency—continued
Sequoia Mortgage Trust
13-8, B1 3.535%, 6/25/43(2)	$109	$110
14-2, A1 144A 4.000%, 7/25/44(2)(3)	88	90
Towd Point Mortgage Trust
15-1, A2 144A 3.250%, 10/25/53(2)(3)	150	146
16-1, A1B, 144A 2.750%, 2/25/55(2)(3)	169	169
15-5, A2 144A 3.500%, 5/25/55(2)(3)	220	222
15-2, 1M1 144A 3.250%, 11/25/60(2)(3)	445	442
Vericrest Opportunity Loan Trust LI LLC 16-NP11, A1 144A 3.500%, 10/25/46(2)(3)	95	96
Vericrest Opportunity Loan Trust XLVIII LLC 16-NPL8, A1 144A 3.500%, 7/25/46(2)(3)	105	105
Vericrest Opportunity Loan Trust XXII LLC 15-NPL4, A1 144A 3.500%, 2/25/55(2)(3)	75	75
Vericrest Opportunity Loan Trust XXXV LLC 16-NPL9, A1 144A 3.500%, 9/25/46(2)(3)	88	88
Vericrest Opportunity Loan Trust XXXVII LLC 15-NP11, A1 144A 3.625%, 7/25/45(2)(3)	82	82
Wells Fargo Commercial Mortgage Trust 15-LC20, B 3.719%, 4/15/50	300	298

		10,173
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $15,257)		15,409

ASSET-BACKED SECURITIES—5.3%
AmeriCredit Automobile Receivables Trust 14-1, D 2.540%, 6/8/20	235	237
Avis Budget Rental Car Funding LLC
(AESOP) 12-3A, A 144A 2.100%, 3/20/19(3)	375	376
(AESOP) 16-1A, A 144A 2.990%, 6/20/22(3)	200	202
CarMax Auto Owner Trust 15-2, C 2.390%, 3/15/21	235	236
Centre Point Funding LLC 12-2A,1 144A 2.610%, 8/20/21(3)	191	188
Drive Auto Receivables Trust 15-DA, C 144A 3.380%, 11/15/21(3)	260	263

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—continued
Drug Royalty II LP 2 14-1, A2 144A 3.484%, 7/15/23(3)	$135	$134
DT Auto Owner Trust 16-4A, C 144A 2.740%, 10/17/22(3)	235	236
Exeter Automobile Receivables Trust 13-1A, C 144A 3.520%, 2/15/19(3)	110	111
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	140	140
Mariner Finance Issuance Trust 17-AA, A 144A 3.620%, 2/20/29(3)	185	186
Navistar Financial Dealer Note Master Owner Trust II 16-1, B 144A 2.732%, 9/27/21(2)(3)	310	311
Orange Lake Timeshare Trust 12-AA, A 144A 3.450%, 3/10/27(3)	34	34
Santander Drive Auto Receivables Trust 13-1, D 2.270%, 1/15/19	215	215
Sierra Timeshare Receivables Funding LLC 12-3A, A 144A 1.870%, 8/20/29(3)	69	68
Silverleaf Finance XV LLC 12-D, A 144A 3.000%, 3/17/25(3)	22	22
SoFi Professional Loan Program LLC 15-A, A2 144A 2.420%, 3/25/30(3)	81	81
Taco Bell Funding LLC 16-1A, A21 144A 3.832%, 5/25/46(3)	239	242
TGIF Funding LLC 17-1A, A2 144A 6.202%, 4/30/47(3)	185	182
Trip Rail Master Funding LLC 14-1A, A1 144A 2.863%, 4/15/44(3)	225	220
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	214	216
TOTAL ASSET-BACKED SECURITIES (Identified Cost $3,899)		3,900

CORPORATE BONDS AND NOTES—48.6%

Consumer Discretionary—4.8%
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(4)	98	115
Caesars Growth Properties Holdings LLC 9.375%, 5/1/22	75	81

See Notes to Financial Statements

VIRTUS NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—continued
CalAtlantic Group, Inc. 5.250%, 6/1/26	$120	$120
Cequel Communications Holdings I LLC
144A 5.125%, 12/15/21(3)	45	46
144A 5.125%, 12/15/21(3)	110	112
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	165	167
Cooper-Standard Automotive, Inc. 144A 5.625%, 11/15/26(3)	155	155
Diamond Resorts International, Inc. 144A 7.750%, 9/1/23(3)	15	16
Eagle II Acquisition Co., LLC 144A 6.000%, 4/1/25(3)	20	21
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	60	61
Hilton Worldwide Finance LLC 144A 4.875%, 4/1/27(3)	40	40
Horton (D.R.), Inc. 4.750%, 2/15/23	220	234
Landry’s, Inc. 144A 6.750%, 10/15/24(3)	45	47
M/I Homes, Inc. 6.750%, 1/15/21	95	100
MDC Holdings, Inc. 5.500%, 1/15/24	180	186
MPG Holdco I, Inc. 7.375%, 10/15/22	145	158
NCL Corp., Ltd. 144A 4.750%, 12/15/21(3)	110	112
New York University 4.142%, 7/1/48	70	66
Pinnacle Entertainment, Inc. 144A 5.625%, 5/1/24(3)	60	61
Priceline Group, Inc. (The) 3.650%, 3/15/25	195	196
QVC, Inc. 4.375%, 3/15/23	265	266
Scientific Games International, Inc. 6.625%, 5/15/21	95	89
SFR (Numericable) Group S.A. 144A 7.375%, 5/1/26(3)	200	207
Signet UK Finance plc 4.700%, 6/15/24	210	203
Taylor Morrison Communities, Inc. 144A 5.625%, 3/1/24(3)	40	42
TI Group Automotive Systems LLC 144A 8.750%, 7/15/23(3)	80	85
Toll Brothers Finance Corp. 5.625%, 1/15/24	10	11
TRI Pointe Group, Inc. 5.875%, 6/15/24	175	181

	PAR VALUE	VALUE
Consumer Discretionary—continued
Wyndham Worldwide Corp.
5.100%, 10/1/25	$245	$261
4.500%, 4/1/27	50	50

		3,489

Consumer Staples—1.7%
Anheuser-Busch InBev Finance, Inc. 3.650%, 2/1/26	185	187
CVS Health Corp. 2.875%, 6/1/26	255	243
Flowers Foods, Inc. 4.375%, 4/1/22	275	292
Post Holdings, Inc. 144A 5.750%, 3/1/27(3)	90	90
Safeway, Inc. 7.250%, 2/1/31	115	112
Smithfield Foods, Inc. 144A 4.250%, 2/1/27(3)	49	49
Tops Holding LLC 144A 8.000%, 6/15/22(3)	155	128
Whole Foods Market, Inc. 5.200%, 12/3/25	140	149

		1,250

Energy—4.3%
Alta Mesa Holdings LP 144A 7.875%, 12/15/24(3)	75	78
Antero Resources Corp. 5.625%, 6/1/23	80	82
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	45	46
Cheniere Corpus Christi Holdings LLC 144A 5.875%, 3/31/25(3)	110	115
Crestwood Midstream Partners LP 144A 5.750%, 4/1/25(3)	125	128
Enbridge Energy Partners LP 4.375%, 10/15/20	30	32
Energy Transfer Partners LP 4.200%, 4/15/27	185	183
EP Energy LLC 144A 8.000%, 11/29/24(3)	20	21
FTS International, Inc. 6.250%, 5/1/22	60	53
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	115	120
Holly Energy Partners LP 144A 6.000%, 8/1/24(3)	15	16
HollyFrontier Corp. 5.875%, 4/1/26	190	202
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	245	296
Matador Resources Co. 144A 6.875%, 4/15/23(3)	120	126
MPLX LP 4.875%, 12/1/24	255	268
NGL Energy Partners LP 5.125%, 7/15/19	155	156

	PAR VALUE	VALUE
Energy—continued
Noble Holding International Ltd. 7.750%, 1/15/24	$90	$87
Pertamina Persero PT 144A 4.875%, 5/3/22(3)	200	212
Petrobras Global Finance BV
8.750%, 5/23/26	130	151
7.375%, 1/17/27	30	32
Petroleos Mexicanos 6.875%, 8/4/26	170	189
QEP Resources, Inc. 5.250%, 5/1/23	55	54
Sabine Pass Liquefaction LLC
6.250%, 3/15/22	140	155
144A 4.200%, 3/15/28(3)	35	34
Summit Midstream Holdings LLC (Summit Midstream Finance Corp.) 5.750%, 4/15/25	30	30
Sunoco LP 6.375%, 4/1/23	175	178
Transocean, Inc. 144A 9.000%, 7/15/23(3)	100	107

		3,151

Financials—16.9%
AerCap Ireland Capital Ltd. 3.950%, 2/1/22	200	205
Allstate Corp. (The) 5.750%, 8/15/53(2)(6)	180	193
Ally Financial, Inc. 5.750%, 11/20/25	120	123
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	190	191
Ares Capital Corp.
4.875%, 11/30/18	26	27
3.875%, 1/15/20	71	72
Ares Finance Co., LLC 144A 4.000%, 10/8/24(3)	270	253
Banco de Credito del Peru 144A 6.125%, 4/24/27(2)(3)	175	191
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(3)	275	282
Banco Inbursa S.A. Institucion de Banca Multiple 144A 4.125%, 6/6/24(3)	160	160
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(2)(3)	185	203
Banco Nacional de Comercio Exterior SNC 144A 4.375%, 10/14/25(3)	200	203
Banco Santander Chile 144A 3.875%, 9/20/22(3)	215	223
Bancolombia S.A. 5.125%, 9/11/22	260	272
Bank of America Corp.
2.000%, 1/11/18	150	150
5.625%, 7/1/20	235	258
4.200%, 8/26/24	338	344
Brookfield Finance LLC 4.000%, 4/1/24	157	158

See Notes to Financial Statements

VIRTUS NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Financials—continued
Capital One Financial Corp.
4.200%, 10/29/25	$180	$181
3.750%, 7/28/26	200	194
Citigroup, Inc. 4.600%, 3/9/26	230	236
Compass Bank 3.875%, 4/10/25	250	245
Development Bank of Kazakhstan JSC 144A 4.125%, 12/10/22(3)	290	287
Discover Financial Services 3.950%, 11/6/24	190	190
Ford Motor Credit Co., LLC 5.750%, 2/1/21	235	259
FS Investment Corp.
4.250%, 1/15/20	165	166
4.750%, 5/15/22	40	41
General Motors Financial Co., Inc.
4.200%, 3/1/21	90	94
3.450%, 4/10/22	30	30
Goldman Sachs Group, Inc. (The) 5.750%, 1/24/22	500	563
Hutchison Whampoa International Ltd. Series 12 144A 6.000%(2)(3)(5)(6)	310	311
ICAHN Enterprises LP
5.875%, 2/1/22	65	66
144A 6.250%, 2/1/22(3)	35	36
ING Groep N.V. 6.000%(2)(5)(6)	200	200
iStar, Inc. 6.000%, 4/1/22	35	36
Jefferies Group LLC
5.125%, 1/20/23	85	91
4.850%, 1/15/27	100	102
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	215	227
Leucadia National Corp. 5.500%, 10/18/23	150	160
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(3)	245	257
Lincoln National Corp. 4.200%, 3/15/22	250	264
Macquarie Group Ltd. 144A 6.250%, 1/14/21(3)	210	233
Manulife Financial Corp. 4.150%, 3/4/26	215	226
Morgan Stanley
4.100%, 5/22/23	155	160
4.350%, 9/8/26	340	346
6.375%, 7/24/42	435	558
Navient Corp.
6.500%, 6/15/22	75	76
7.250%, 9/25/23	40	40
OM Asset Management plc 4.800%, 7/27/26	200	199
Powszechna Kasa Oszczednosci Bank Polski S.A. 144A 4.630%, 9/26/22(3)(7)	255	269

	PAR VALUE	VALUE
Financials—continued
Prudential Financial, Inc. 5.625%, 6/15/43(2)(6)	$160	$172
S&P Global, Inc. 4.000%, 6/15/25	195	200
Santander Holdings USA, Inc. 144A 3.700%, 3/28/22(3)	185	185
SBA Tower Trust 144A 2.877%, 7/15/21(3)	320	318
Societe Generale S.A. 144A 4.750%, 11/24/25(3)	200	201
Starwood Property Trust, Inc. 144A 5.000%, 12/15/21(3)	20	21
State Bank of India 144A 3.250%, 4/18/18(3)	265	268
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)(3)	160	158
Tervita Escrow Corp. 144A 7.625%, 12/1/21(3)	15	16
Trinity Acquisition plc
3.500%, 9/15/21	15	15
4.400%, 3/15/26	80	82
UBS AG 7.625%, 8/17/22	500	578
Vnesheconombank 144A 6.025%, 7/5/22(3)	200	215
Wells Fargo & Co. 3.069%, 1/24/23	95	95

		12,375

Health Care—3.6%
Abbott Laboratories
3.400%, 11/30/23	40	40
3.750%, 11/30/26	150	150
AbbVie, Inc.
2.850%, 5/14/23	135	132
3.600%, 5/14/25	65	65
3.200%, 5/14/26	110	106
Cardinal Health, Inc.
3.200%, 3/15/23	130	132
3.750%, 9/15/25	165	170
Community Health Systems, Inc.
5.125%, 8/1/21	85	84
6.250%, 3/31/23	35	36
Envision Healthcare Corp. 144A 6.250%, 12/1/24(3)	35	37
Forest Laboratories LLC 144A 4.875%, 2/15/21(3)	160	172
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(3)	35	36
HCA, Inc.
5.375%, 2/1/25	80	83
5.250%, 6/15/26	20	21
Hill-Rom Holdings, Inc. 144A 5.000%, 2/15/25(3)	86	86
IASIS Healthcare LLC 8.375%, 5/15/19	80	77
MEDNAX, Inc. 144A 5.250%, 12/1/23(3)	90	92
Mylan N.V.
3.000%, 12/15/18	55	56
3.150%, 6/15/21	55	55

	PAR VALUE	VALUE
Health Care—continued
Ortho-Clinical Diagnostics, Inc. 144A 6.625%, 5/15/22(3)	$120	$112
Owens & Minor, Inc. 3.875%, 9/15/21	35	36
Shire Acquisitions Investments 2.400%, 9/23/21	80	78
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(3)	120	127
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(3)	160	172
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(3)	90	89
Tenet Healthcare Corp.
4.631%, 6/15/20(2)	75	76
4.500%, 4/1/21	85	86
144A 7.500%, 1/1/22(3)	5	5
Teva Pharmaceutical Finance III BV 3.150%, 10/1/26	120	111
Valeant Pharmaceuticals International, Inc.
144A 7.500%, 7/15/21(3)	25	22
144A 6.500%, 3/15/22(3)	10	10
144A 5.500%, 3/1/23(3)	50	39
144A 7.000%, 3/15/24(3)	20	21

		2,614

Industrials—2.5%
Carpenter Technology Corp. 4.450%, 3/1/23	250	254
Continental Airlines Pass-Through-Trust 00-1, A1 8.048%, 11/1/20	249	273
Doric Nimrod Air Alpha Pass-Through-Trust 13-1, A 144A 5.250%, 5/30/23(3)	167	174
GATX Corp. 3.250%, 9/15/26	35	33
Harland Clarke Holdings Corp. 144A 8.375%, 8/15/22(3)	40	41
Masco Corp.
5.950%, 3/15/22	110	124
4.450%, 4/1/25	55	57
Owens Corning 3.400%, 8/15/26	200	194
Park Aerospace Holdings Ltd. 144A 5.500%, 2/15/24(3)	90	94
Penske Truck Leasing Co., LP 144A 3.375%, 2/1/22(3)	75	76
Prime Security Services Borrower LLC 144A 9.250%, 5/15/23(3)	75	82
TransDigm, Inc.
6.000%, 7/15/22	115	117
6.500%, 5/15/25	45	46
Wheels Up Finance I LLC 7.555%, 6/1/24(2)(8)	234	233

		1,798

See Notes to Financial Statements

VIRTUS NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—2.3%
Broadcom Corp.
144A 3.000%, 1/15/22(3)	$80	$80
144A 3.625%, 1/15/24(3)	145	146
CDW LLC (CDW Finance Corp.) 5.000%, 9/1/25	30	31
CommScope Technologies LLC 144A 5.000%, 3/15/27(3)	30	30
Diamond 1 Finance Corp.
144A 5.450%, 6/15/23(3)	40	43
144A 6.020%, 6/15/26(3)	40	44
144A 8.100%, 7/15/36(3)	85	107
Dun & Bradstreet Corp. (The) 4.625%, 12/1/22	270	279
DXC Technology Co. ( Everett Spinco, Inc.) 144A 4.250%, 4/15/24(3)	49	50
First Data Corp. 144A 5.000%, 1/15/24(3)	230	235
Flex Ltd. 4.750%, 6/15/25	200	210
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	120	124
Radiate Holdco LLC 144A 6.625%, 2/15/25(3)	95	94
Verisk Analytics, Inc. 4.000%, 6/15/25	190	193

		1,666

Materials—4.0%
Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)	310	324
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	95	98
Equate Petrochemical BV 144A 4.250%, 11/3/26(3)	200	200
Freeport-McMoRan, Inc. 3.875%, 3/15/23	80	74
Glencore Funding LLC 144A 4.000%, 3/27/27(3)	185	183
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(3)	200	201
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	375	384
NewMarket Corp. 4.100%, 12/15/22	288	294
Novelis Corp.
144A 6.250%, 8/15/24(3)	10	10
144A 5.875%, 9/30/26(3)	150	153
Office Cherifien des Phosphates (OCP) S.A. 144A 5.625%, 4/25/24(3)	200	213
Rusal Capital DAC 144A 5.125%, 2/2/22(3)	200	201
Severstal Oao Via Steel Capital S.A. 144A 3.850%, 8/27/21(3)(7)	220	220
Silgan Holdings, Inc. 144A 4.750%, 3/15/25(3)	35	35
Standard Industries, Inc. 144A 6.000%, 10/15/25(3)	145	150
Vulcan Materials Co. 3.900%, 4/1/27	185	187

		2,927

	PAR VALUE	VALUE
Real Estate—4.7%
Alexandria Real Estate Equities, Inc. 3.950%, 1/15/27	$120	$120
Brixmor Operating Partnership LP 3.875%, 8/15/22	55	56
CoreCivic, Inc. 5.000%, 10/15/22	165	171
Corporate Office Properties LP 3.600%, 5/15/23	265	258
CyrusOne LP 144A 5.375%, 3/15/27(3)	40	40
DDR Corp.
7.875%, 9/1/20	155	179
3.500%, 1/15/21	130	131
Digital Realty Trust LP 5.250%, 3/15/21	165	179
Education Realty Operating Partnership LP 4.600%, 12/1/24	205	206
EPR Properties 4.750%, 12/15/26	245	246
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	125	124
Hospitality Properties Trust 4.950%, 2/15/27	220	226
Kilroy Realty LP 4.375%, 10/1/25	190	198
Kimco Realty Corp. 3.400%, 11/1/22	185	187
LifeStorage LP 3.500%, 7/1/26	125	120
MPT Operating Partnership LP
6.375%, 3/1/24	20	21
5.500%, 5/1/24	90	92
National Retail Properties, Inc. 4.000%, 11/15/25	60	61
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	155	149
Select Income REIT 4.500%, 2/1/25	190	191
Uniti Group, Inc. (Communications Sales & Leasing, Inc.) 144A 7.125%, 12/15/24(3)	150	153
Welltower, Inc. 4.000%, 6/1/25	200	203
WP Carey, Inc. 4.600%, 4/1/24	160	166

		3,477

Telecommunication Services—1.9%
AT&T, Inc. 3.875%, 8/15/21	425	442
Crown Castle International Corp. 3.700%, 6/15/26	20	20
Frontier Communications Corp. 10.500%, 9/15/22	145	148
Qwest Corp. 7.250%, 9/15/25	150	164

	PAR VALUE	VALUE
Telecommunication Services—continued
T-Mobile USA, Inc. 6.375%, 3/1/25	$105	$113
Telefonica Emisiones SAU 4.570%, 4/27/23	225	241
Verizon Communications, Inc. 4.125%, 3/16/27	180	183
Zayo Group LLC
6.375%, 5/15/25	75	81
144A 5.750%, 1/15/27(3)	5	5

		1,397

Utilities—1.9%
Dominion Resources, Inc. 2.962%, 7/1/19(2)	20	20
Duke Energy Corp. 2.650%, 9/1/26	205	190
Dynegy, Inc. 7.375%, 11/1/22	165	164
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)	200	202
FirstEnergy Transmission LLC 144A 4.350%, 1/15/25(3)	210	219
Southern Power Co. 4.150%, 12/1/25	230	238
State Grid Overseas Investment 2014 Ltd. 144A 4.125%, 5/7/24(3)	200	212
TerraForm Power Operating LLC 144A 6.375%, 2/1/23(2)(3)	145	151

		1,396
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $34,784)		35,540

LOAN AGREEMENTS(2)—3.9%

Consumer Discretionary—0.9%
Boyd Gaming Corp. Refinancing Tranche B, 0.000%, 9/15/23(12)	35	35
Caesars Entertainment Resort Properties LLC Tranche B, 7.000%, 10/11/20	154	155
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	59	60
Floor & Decor Outlets of America, Inc. 5.250%, 9/30/24	77	77
Laureare Education, Inc. 2021 Extended, 8.509%, 3/17/21	63	63
Station Casinos LLC Tranche B, 3.450%, 6/8/23	71	72
U.S. Farathane LLC Tranche B-3, 0.000%, 12/23/21(12)	109	111
UFC Holdings LLC First Lien, 4.250%, 8/18/23	93	93

		666

See Notes to Financial Statements

VIRTUS NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Staples—0.3%
Albertson’s LLC Tranche B-4 3.982%, 8/25/21	$111	$112
JBS USA Lux S.A. 3.289%, 10/30/22	50	50
TKC Holdings, Inc. First Lien, 4.750%, 2/1/23	40	41

		203

Energy—0.1%
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	94	91

Financials—0.0%
Avolon TLB Borrower 1 (US) LLC Tranche B-2, 0.000%, 3/21/22(12)	5	5

Health Care—0.8%
CHG Healthcare Services, Inc. First Lien, 4.750%, 6/7/23	104	105
Community Health Systems, Inc. 2021 Tranche H, 4.027%, 1/27/21	77	77
Grifols Worldwide Operations Ltd. Tranche B, 3.194%, 1/31/25	30	30
HLF Financing S.a.r.l. Senior Lien, 6.482%, 2/15/23	40	40
Inventiv Group Holdings, Inc. 4.804%, 11/9/23	58	58
MMM Holdings, Inc. 10.250%, 6/30/19	41	41
MPH Acquisition Holdings LLC 4.897%, 6/7/23	44	44
MSO of Puerto Rico, Inc. 10.250%, 6/30/19	30	30
NVA Holdings, Inc. Second Lien, 0.000%, 8/14/22(12)	73	73
Quorum Health Corp. 6.789%, 4/29/22	90	88

		586

Industrials—0.7%
84 Lumber Co. 6.750%, 10/25/23	114	116
Advanced Disposal Services, Inc. 3.698%, 11/10/23	17	17
Navistar, Inc. Tranche B, 5.000%, 8/7/20	119	121
Sedgwick Claims Management Services, Inc. Second Lien, 6.804%, 2/28/22	120	120
Zodiac Pool Solutions LLC First Lien, 5.647%, 12/20/23	100	100

		474

	PAR VALUE		VALUE
Information Technology—0.2%
Donnelley Financial Solutions, Inc. Tranche B, 5.000%, 9/29/23	$35		$36
Rackspace Hosting, Inc. Tranche B, First Lien, 4.535%, 11/3/23	34		34
SS&C Technologies Holdings, Inc.
2017 Refinancing Tranche B-1, 3.232%, 7/8/22	40		40
2017 Refinancing Tranche B-2, 3.232%, 7/8/22	3		3

			113

Materials—0.3%
Anchor Glass Container Corp. First Lien, 4.250%, 12/7/23	17		17
CPI Acquisition, Inc. First Lien, 5.834%, 8/17/22	160		149
Huntsman International LLC Tranche B, 3.982%, 4/1/23	44		44
Ineos U.S. Finance LLC New 2022 3.732%, 3/31/22	9		9

			219

Real Estate—0.0%
Capital Automotive LP Tranche B-2, First Lien 4.000%, 3/21/24	20		20

Telecommunication Services—0.2%
Neustar, Inc. Tranche B2, 0.000%, 3/1/24(12)	55		56
UPC Financing Partnership 3.662%, 4/15/25	60		60

			116

Utilities—0.4%
Helix Gen Funding LLC Tranche 0.000%, 3/9/24(12)	5		5
NRG Energy, Inc. 3.232%, 6/30/23	235		236
Vistra Operations Company LLC 3.732%, 8/4/23	70		70
Tranche C, 3.732%, 8/4/23	17		17

			328
TOTAL LOAN AGREEMENTS (Identified Cost $2,797)			2,821

	SHARES
PREFERRED STOCKS—3.9%

Energy—0.3%
PTT Exploration & Production PCL 144A, 4.875%(2)(3)	200	(9)	204

	SHARES		VALUE
Financials—2.6%
Bank of New York Mellon Corp. (The) Series E, 4.950%(2)	150	(9)	$155
Citigroup, Inc. Series J, 7.125%	8,000		231
Citigroup, Inc. Series T, 6.250%(2)	155	(9)	167
JPMorgan Chase & Co. Series Z, 5.300%(2)	45	(9)	47
KeyCorp Series D, 5.000%(2)	190	(9)	189
M&T Bank Corp. Series F, 5.125%(2)	195	(9)	194
PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)	215	(9)	214
PNC Financial Services Group, Inc. (The) Series S, 5.000%(2)	195	(9)	194
SunTrust Bank, Inc. 5.625%(2)	45	(9)	47
Wells Fargo & Co. Series K, 7.980%(2)	230	(9)	239
Zions Bancorp 6.950%	8,800		257

			1,934

Industrials—1.0%
General Electric Co. Series D, 5.000%(2)	686	(9)	723
TOTAL PREFERRED STOCKS (Identified Cost $2,710)			2,861

EXCHANGE-TRADED FUNDS(11)—1.6%
iShares iBoxx $ High Yield Corporate Bond Index Fund	4,000		351
iShares iBoxx $ Investment Grade Corporate Bond Index Fund	6,725		793
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $1,152)			1,144

AFFILIATED MUTUAL FUND—1.6%
Virtus Newfleet Credit Opportunities Fund Class R6(11)	117,904		1,178
TOTAL AFFILIATED MUTUAL FUND (Identified Cost $1,179)			1,178
TOTAL LONG TERM INVESTMENTS—98.0%
(Identified Cost $71,033)			71,604	(10)
TOTAL INVESTMENTS—98.0% (Identified Cost $71,033)			71,604	(1)
Other assets and liabilities, net—2.0%			1,485

NET ASSETS—100.0%			$73,089

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

GNMA	Government National Mortgage Association (“Ginnie Mae”)
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2017.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to a value of $23,295 or 31.9% of net assets.
(4)	Security in default, a portion of the interest payments are being received during the bankruptcy proceedings.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.
(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	Illiquid security.
(9)	Value shown as par value.
(10)	All or a portion of the Fund’s assets have been segregated for delayed delivery securities.
(11)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.
(12)	This loan will settle after March 31, 2017, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(13)	Amount is less than $500 or 500 shares (reported in 000’s).

Country Weightings†
United States	83%
Chile	1
Ireland	1
Kazakhstan	1
Luxembourg	1
Mexico	1
Switzerland	1
Other	11
Total	100%
† % of total investments as of March 31, 2017

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$3,900	$—	$3,900	$—
Corporate Bonds And Notes	35,540	—	35,308	232
Foreign Government Securities	2,473	—	2,473	—
Loan Agreements	2,821	—	2,705	116
Mortgage-Backed Securities	15,409	—	15,409	—
Municipal Bonds	1,772	—	1,772	—
U.S. Government Securities	4,506	—	4,506	—
Equity Securities:
Affiliated Mutual Fund	1,178	1,178	—	—
Exchange-Traded Funds	1,144	1,144	—	—
Preferred Stocks	2,861	488	2,373	—

Total Investments	$71,604	$2,810	$68,446	$348

There were no transfers between Level 1 and Level 2 related to securities held as of March 31, 2017.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Total		Corporate Bonds and Notes		Loan Agreements
Investments in Securities
Balance as of September 30, 2016:	$240		$240		$—
Accrued discount/(premium)	—	(d)	—	(d)	—	(d)
Realized gain (loss)	—	(d)	—	(d)	—
Change in unrealized appreciation (depreciation)(c)	(36)		(38)		2
Purchases	155		41		114
Sales(b)	(11)		(11)		—
Transfers into Level 3(a)	—		—		—
Transfers from Level 3(a)	—		—		—

Balance as of March 31, 2017	$348		$232		$116

(a)	“Transfers into and/or from” represent the ending value as of March 31, 2017, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydown on securities.
(c)	Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations. The change in unrealized (depreciation) on investments still held on March 31, 2017, was $(36).
(d)	Amount is less than $500.

None of the securities in this table are internally fair valued. The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

See Notes to Financial Statements

VIRTUS NEWFLEET CA TAX-EXEMPT BOND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL TAX-EXEMPT BONDS(2)—95.2%

Development Revenue—14.2%
Garden Grove Agency for Community Development Successor Agency, Garden Grove Community Project (BAM Insured) 5.000%, 10/1/29	$350	$407
Lafayette Redevelopment Agency Successor Agency, Lafayette Redevelopment Project (AGM Insured) 5.000%, 8/1/38	250	278
Lancaster Redevelopment Agency Successor Agency, Combined Redevelopment Project Areas (AGM Insured) 5.000%, 8/1/33	70	79
Los Angeles County Redevelopment Refunding Authority, Long Beach Project, 5.000%, 8/1/34	215	245
Menlo Park Community Development Agency Successor Agency, Las Pulgas Community Development Project (AGM Insured) 5.000%, 10/1/29	100	116
Milpitas Redevelopment Agency Successor Agency Redevelopment Project Area No.1, 5.000%, 9/1/30	300	348
Palm Desert Redevelopment Agency Successor Agency, Tax Allocation Revenue (BAM Insured), 5.000%, 10/1/28	50	59
Palmdale Community Redevelopment Agency Successor Agency, Subordinate Lien (NATL Insured) 5.000%, 9/1/34	300	338
Rancho Cucamonga Redevelopment Agency Successor Agency, Rancho Redevelopment Project Area (NATL Insured) 4.000%, 9/1/34	200	204
Sacramento Redevelopment Agency Successor Agency
(BAM Insured) 5.000%, 12/1/33	75	85
(BAM Insured) 5.000%, 12/1/34	75	84
San Marcos Redevelopment Agency Successor Agency, 5.000%, 10/1/33	300	344
San Mateo Redevelopment Agency Successor Agency, 5.000%, 8/1/30	250	286
Santa Clara Redevelopment Agency, Bayshore North Project (NATL Insured) 5.000%, 6/1/22	500	503

	PAR VALUE	VALUE
Development Revenue—continued
Union City Redevelopment Agency Successor Agency, Union City Redevelopment Project, 5.000%, 10/1/36	$215	$243
Westminster Redevelopment Agency Successor Agency,
(BAM Insured) 4.000%, 11/1/34	75	77
(BAM Insured) 4.000%, 11/1/36	250	254

		3,950

General Obligation—15.3%
Cajon Valley Union School District, 5.000%, 8/1/31	250	291
California State of,
5.500%, 3/1/26	250	260
(AMBAC Insured) 5.000%, 2/1/27	290	352
5.000%, 9/1/32	300	338
5.000%, 12/1/37	5	5
6.000%, 4/1/38	250	274
Gilroy Unified School District 4.000%, 8/1/41	250	253
Grossmont Healthcare District 5.000%, 7/15/25	400	483
Long Beach Community College District, 5.000%, 5/1/32	225	266
Los Alamitos Unified School District, School Facilities Improvement District No. 1, 5.250%, 8/1/39	100	116
Midpeninsula Regional Open Space District 4.000%, 9/1/36	100	105
Oakland Unified School District
(AGM Insured) 5.000%, 8/1/24	200	239
5.000%, 8/1/33	300	347
Ross Valley School District, 5.000%, 8/1/37	350	398
San Diego Unified School District, (AGM Insured) 5.500%, 7/1/25	225	282
Temple City Unified School District, 4.000%, 8/1/33	250	260

		4,269

General Revenue—7.1%
California Infrastructure & Economic Development Bank
5.000%, 10/1/23	200	239
5.000%, 10/1/33	500	590
Los Angeles Museum 0.750%, 9/1/37(4)	500	500
California State Municipal Finance Authority, Bowles Hall Foundation 4.000%, 6/1/22	100	104
Golden State Tobacco Securitization Corp., 5.000%, 6/1/29	350	396
Midpeninsula Regional Open Space District, Promissory Notes 5.000%, 9/1/23	120	144

		1,973

	PAR VALUE	VALUE
Higher Education Revenue—4.1%
California State University
5.000%, 11/1/32	$125	$145
5.000%, 11/1/41	300	341
California Statewide Communities Development Authority, The Culinary Institute of America 5.000%, 7/1/46	250	266
University of California,
General Revenue 5.000%, 5/15/23	100	119
Limited Projects Revenue 5.000%, 5/15/23	225	267

		1,138

Lease Revenue—8.6%
California State Public Works Board,
Capital Projects, 5.750%, 10/1/30	550	604
Department of Forestry & Fire Protection, 5.000%, 11/1/32	500	511
Department of Corrections 4.000%, 12/1/33	150	156
Municipal Improvement Corp. of Los Angeles Real Property 5.000%, 11/1/36	150	170
San Diego Regional Building Authority, County Operations Center 5.000%, 10/15/35	335	383
Ventura County Public Financing Authority, 5.000%, 11/1/25	250	289
West Hollywood Public Financing Authority, West Hollywood Park Phase II 5.000%, 4/1/34	250	286

		2,399

Medical Revenue—9.3%
California State Health Facilities Financing Authority,
El Camino Hospital, 5.000%, 2/1/26	100	117
Cedars-Sinai Medical Center, 5.000%, 11/15/31	250	289
Cedars-Sinai Medical Center 5.000%, 8/15/34	300	341
Sutter Health, 5.000%, 11/15/35	125	140
Providence St Joseph Health Revenue, 4.000%, 10/1/36	50	51
Lucille Salter Packard Children’s Hospital at Stanford, 5.000%, 8/15/43	100	112
Sutter Health, 5.000%, 8/15/43	135	148
Sutter Health 5.000%, 11/15/46	100	110

See Notes to Financial Statements

VIRTUS NEWFLEET CA TAX-EXEMPT BOND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Medical Revenue—continued
California State Municipal Finance Authority,
Community Medical Centers Revenue 5.000%, 2/1/27	$100	$114
Community Medical Centers 5.000%, 2/1/47	150	163
California Statewide Communities Development Authority,
Loma Linda University Medical Center, 5.000%, 12/1/30(3)	100	109
John Muir Health Center 5.000%, 8/15/41	100	110
Cottage Health System, 5.000%, 11/1/43	250	272
Loma Linda University Medical Center 5.250%, 12/1/56(3)	100	105
Regents of The University of California Medical Center Pooled Revenue 4.500%, 5/15/36	250	269
San Benito Health Care District, (CHFCLIF Insured) 4.000%, 3/1/18	140	144

		2,594

Natural Gas Revenue—2.6%
Roseville Natural Gas Financing Authority,
5.000%, 2/15/24	450	509
5.000%, 2/15/27	195	223

		732

Power Revenue—2.4%
Northern California Power Agency, Hydroelectric Project No.1, 5.000%, 7/1/32	200	226
Sacramento Municipal Utility District, 5.000%, 8/15/29	150	175
Southern California Public Power Authority, Windy Point Project, 5.000%, 7/1/28	250	277

		678

Pre-Refunded—12.6%
California State Health Facilities Financing Authority,
Providence Health & Services (Pre-refunded 10/1/18 @100) 6.500%, 10/1/18	5	5
Providence Health & Services (Pre-refunded 10/1/18 @100) 6.500%, 10/1/38	195	211
California State Infrastructure & Economic Development Bank,
Bay Area Toll Bridges (AMBAC Insured) (Pre-refunded 1/01/28 @ 100) 5.000%, 7/1/36	100	124

	PAR VALUE	VALUE
Pre-Refunded—continued
Bay Area Toll Bridges (AMBAC Insured) (Pre-refunded 7/1/26 @100) 5.125%, 7/1/37	$530	$652
California State of, (Pre-refunded 12/01/17 @ 100) 5.000%, 12/1/37	70	72
California State Public Works Board, Department of General Services, Buildings 8&9 (Pre-refunded 4/1/19 @100) 6.125%, 4/1/29	500	550
Los Alamitos Unified School District, School Facilities Improvement District No. 1, (Pre-refunded 8/01/23 @ 100) 5.250%, 8/1/39	150	180
Northern California Power Agency, (AMBAC Insured) (Pre-refunded 7/1/21 @ 100) 7.500%, 7/1/23	195	228
Riverside County Single Family Mortgage, (Escrowed to Maturity) (GNMA Collateralized) 7.800%, 5/1/21	1,085	1,340
Stockton Housing Facility, O’Connor Woods Project, (GNMA Collateralized) (Pre-refunded 9/20/17 @ 100) 5.600%, 3/20/28	145	146

		3,508

Special Tax Revenue—4.6%
Chula Vista Municipal Financing Authority, 5.000%, 9/1/27	200	232
Los Angeles County Transportation Authority, Special Tax, 5.000%, 7/1/29	500	610
San Diego County Regional Transportation Commission, Sales Tax Revenue 5.000%, 4/1/36	150	174
Tustin Unified School District, Community Facilities District No. 97-1 (BAM Insured) 5.000%, 9/1/33	250	282

		1,298

Transportation Revenue—5.9%
Los Angeles Department of Airports 5.000%, 5/15/32	200	235
Los Angeles Harbor Department, 5.000%, 8/1/35	235	270
San Diego County Regional Airport Authority, 5.000%, 7/1/40	400	436
San Diego Unified Port District, 5.000%, 9/1/28	200	228

	PAR VALUE	VALUE
Transportation Revenue—continued
San Francisco City & County Airport Commission, San Francisco International Airport, 5.000%, 5/1/43	$150	$166
San Francisco Municipal Transportation Agency,
5.000%, 3/1/31	125	144
5.000%, 3/1/33	150	173

		1,652

Water & Sewer Revenue—8.5%
California State Municipal Finance Authority, San Bernardino Municipal Water Department Project (BAM Insured) 5.000%, 8/1/41	250	279
Los Angeles Department of Water & Power, 5.000%, 7/1/35	295	337
Oakland, City of, Sewer Revenue, 5.000%, 6/15/29	230	269
Ross Valley Public Financing Authority, Sanitary District No.1 (AGM Insured) 5.000%, 10/1/33	225	255
San Diego County Water Authority Financing Corp. 5.000%, 5/1/37	500	577
Santa Margarita-Dana Point Authority, Water Improvement Districts Nos. 2,3,4, 5.125%, 8/1/38	630	661

		2,378
TOTAL MUNICIPAL TAX-EXEMPT BONDS (Identified Cost $25,786)		26,569
TOTAL LONG TERM INVESTMENTS—95.2%
(Identified Cost $25,786)		26,569
TOTAL INVESTMENTS—95.2% (Identified Cost $25,786)		26,569	(1)
Other assets and liabilities, net—4.8%		1,343

NET ASSETS—100.0%		$27,912

Abbreviations:

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Municipal Insured
CHFCLIF	California Health Facility Construction Loan Insurance Fund
GNMA	Government National Mortgage Association (“Ginnie Mae”)
NATL	National Public Finance Guarantee Corp.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS NEWFLEET CA TAX-EXEMPT BOND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	At March 31, 2017, the concentration of the Fund’s investments by state or territory determined as a percentage of net assets is as follows: California 100%. At March 31, 2017, 32.47% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the insurers’ concentration exceeds 10% of the Fund’s net assets.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to a value of $214 or 0.8% of net assets.
(4)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2017.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2017	Level 2 Significant Observable Inputs
Debt Securities:
Municipal Tax-Exempt Bonds	$26,569	$26,569

Total Investments	$26,569	$26,569

There are no Level 1 (quoted prices) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2017.

See Notes to Financial Statements

VIRTUS NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
FOREIGN GOVERNMENT SECURITIES—1.8%
Argentine Republic
144A 5.625%, 1/26/22(3)	$365	$374
144A 7.500%, 4/22/26(3)	340	362
144A 7.125%, 7/6/36(3)	360	349
Provincia de Buenos Aires 144A 9.125%, 3/16/24(3)	210	233
TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $1,282)		1,318

MORTGAGE-BACKED SECURITIES—0.5%

Non-Agency—0.5%
Citigroup Mortgage Loan Trust, Inc. 05-5, 2A3 5.000%, 8/25/35	72	71
MASTR Reperforming Loan Trust 05-1, 1A5 144A 8.000%, 8/25/34(3)	200	208
Residential Accredit Loans, Inc. 05-QS1, A5 5.500%, 1/25/35	63	63
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $335)		342

ASSET-BACKED SECURITIES—1.1%
Carnow Auto Receivables Trust 16-1A, D 144A 7.340%, 11/15/21(3)	215	215
First Investors Auto Owner Trust 15-2A, E 144A 5.590%, 11/15/22(3)	225	225
Leaf Receivables Funding 10 LLC 15-1, E2 144A 6.000%, 6/15/23(3)	160	157
TGIF Funding LLC 17-1A, A2 144A 6.202%, 4/30/47(3)	180	177
TOTAL ASSET-BACKED SECURITIES (Identified Cost $779)		774

CORPORATE BONDS AND NOTES—82.5%

Consumer Discretionary—18.7%
Altice Financing S.A. 144A 7.625%, 2/15/25(3)	300	318
AMC Entertainment Holdings, Inc. 144A 5.875%, 11/15/26(3)	50	51
American Greetings Corp. 144A 7.875%, 2/15/25(3)	150	158
Beazer Homes USA, Inc.
5.750%, 6/15/19	115	121
144A 6.750%, 3/15/25(3)	95	96
Boyd Gaming Corp. 6.875%, 5/15/23	100	108
Cablevision Systems Corp. 5.875%, 9/15/22	250	253
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(7)	255	297
Caesars Entertainment Resort Properties LLC 8.000%, 10/1/20	100	105

	PAR VALUE	VALUE
Consumer Discretionary—continued
Caesars Growth Properties Holdings LLC 9.375%, 5/1/22	$335	$361
CalAtlantic Group, Inc.
5.875%, 11/15/24	28	30
5.250%, 6/1/26	210	210
Cequel Communications Holdings I LLC 144A 6.375%, 9/15/20(3)	400	412
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	690	699
Series A 7.625%, 3/15/20	150	150
Cooper-Standard Automotive, Inc. 144A 5.625%, 11/15/26(3)	220	221
CSC Holdings LLC 5.250%, 6/1/24	290	290
Dana Financing Luxembourg S.a.r.l.
144A 5.750%, 4/15/25(3)	40	40
144A 6.500%, 6/1/26(3)	55	57
Diamond Resorts International, Inc.
144A 7.750%, 9/1/23(3)	20	21
144A 10.750%, 9/1/24(3)	250	261
DISH DBS Corp.
5.000%, 3/15/23	475	478
7.750%, 7/1/26	160	186
Eagle II Acquisition Co., LLC 144A 6.000%, 4/1/25(3)	55	57
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	245	249
Goodyear Tire & Rubber Co. (The) 4.875%, 3/15/27	125	125
Hilton Worldwide Finance LLC
144A 4.625%, 4/1/25(3)	60	61
144A 4.875%, 4/1/27(3)	20	20
iHeartCommunications, Inc.
9.000%, 12/15/19	400	342
9.000%, 3/1/21	95	72
Intelsat Jackson Holdings SA
7.250%, 4/1/19	40	38
5.500%, 8/1/23	425	351
144A 8.000%, 2/15/24(3)	70	74
International Game Technology plc 144A 6.250%, 2/15/22(3)	200	215
Landry’s, Inc. 144A 6.750%, 10/15/24(3)	135	140
M/I Homes, Inc. 6.750%, 1/15/21	140	147
MDC Holdings, Inc. 5.500%, 1/15/24	325	336
Meritor, Inc. 6.750%, 6/15/21	225	234
MGM Growth Properties Operating Partnership LP 5.625%, 5/1/24	65	69
MGM Resorts International 4.625%, 9/1/26	230	224

	PAR VALUE	VALUE
Consumer Discretionary—continued
MPG Holdco I, Inc. 7.375%, 10/15/22	$225	$245
NCL Corp., Ltd. 144A 4.750%, 12/15/21(3)	210	214
PetSmart, Inc. 144A 7.125%, 3/15/23(3)	345	329
Pinnacle Entertainment, Inc. 144A 5.625%, 5/1/24(3)	190	193
PulteGroup, Inc. 5.500%, 3/1/26	200	208
Sally Holdings LLC 5.625%, 12/1/25	145	146
Scientific Games International, Inc.
6.625%, 5/15/21	205	193
144A 7.000%, 1/1/22(3)	245	262
Servicemaster Co., LLC (The) 144A 5.125%, 11/15/24(3)	180	185
SFR (Numericable) Group S.A.
144A 6.000%, 5/15/22(3)	465	484
144A 7.375%, 5/1/26(3)	340	351
Sinclair Television Group, Inc. 144A 5.125%, 2/15/27(3)	200	194
Sirius XM Radio, Inc. 144A 5.375%, 7/15/26(3)	205	210
Six Flags Entertainment Corp. 144A 4.875%, 7/31/24(3)	95	94
Sonic Automotive, Inc. 144A 6.125%, 3/15/27(3)	200	201
Taylor Morrison Communities, Inc. 144A 5.625%, 3/1/24(3)	60	62
Tenneco, Inc. 5.000%, 7/15/26	175	172
TI Group Automotive Systems LLC 144A 8.750%, 7/15/23(3)	290	309
TRI Pointe Group, Inc. 5.875%, 6/15/24	245	254
Univision Communications, Inc. 144A 5.125%, 5/15/23(3)	230	230
UPCB Finance IV Ltd. 144A 5.375%, 1/15/25(3)	200	202
Videotron Ltd. (Ltee) 144A 5.125%, 4/15/27(3)	72	72
VTR Finance BV 144A 6.875%, 1/15/24(3)	450	469
Wolverine World Wide, Inc. 144A 5.000%, 9/1/26(3)	250	236
Ziggo Secured Finance BV 144A 5.500%, 1/15/27(3)	265	266

		13,458

Consumer Staples—4.0%
AdvancePierre Foods Holdings, Inc. 144A 5.500%, 12/15/24(3)	230	233
Albertson’s, Inc. 144A 5.750%, 3/15/25(3)	195	189
Dole Food Co., Inc. 144A 7.250%, 6/15/25(3)	325	326

See Notes to Financial Statements

VIRTUS NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Staples—continued
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(3)	$185	$189
Lamb Weston Holdings, Inc. 144A 4.875%, 11/1/26(3)	180	184
MARB BondCo plc 144A 7.000%, 3/15/24(3)	200	199
Pinnacle Foods Finance LLC 5.875%, 1/15/24	35	37
Post Holdings, Inc.
144A 5.500%, 3/1/25(3)	65	65
144A 5.000%, 8/15/26(3)	305	293
144A 5.750%, 3/1/27(3)	45	45
Prestige Brands, Inc. 144A 6.375%, 3/1/24(3)	200	211
Rite Aid Corp. 6.750%, 6/15/21	475	481
Safeway, Inc. 7.250%, 2/1/31	215	209
Tops Holding LLC 144A 8.000%, 6/15/22(3)	275	227

		2,888

Energy—14.6%
Alberta Energy Co., Ltd. 8.125%, 9/15/30	115	146
Alta Mesa Holdings LP 144A 7.875%, 12/15/24(3)	215	225
American Midstream Partners LP 144A 8.500%, 12/15/21(3)	175	179
Antero Resources Corp. 5.625%, 6/1/23	275	283
Archrock Partners LP 6.000%, 10/1/22	300	297
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	340	346
BreitBurn Energy Partners LP 7.875%, 4/15/22(11)	150	91
California Resources Corp.
144A 8.000%, 12/15/22(3)	239	196
6.000%, 11/15/24	16	11
Callon Petroleum Co. 144A 6.125%, 10/1/24(3)	135	141
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	245	247
Cheniere Corpus Christi Holdings LLC 144A 5.875%, 3/31/25(3)	475	497
Chesapeake Energy Corp.
6.625%, 8/15/20	245	246
5.750%, 3/15/23	105	96
CONSOL Energy, Inc. 5.875%, 4/15/22	200	199
Continental Resources, Inc. 4.500%, 4/15/23	145	142
Crestwood Midstream Partners LP 6.250%, 4/1/23	295	308
Denbury Resources, Inc. 5.500%, 5/1/22	170	133
Diamondback Energy, Inc. 144A 5.375%, 5/31/25(3)	150	154

	PAR VALUE	VALUE
Energy—continued
Energy Transfer Equity LP 5.875%, 1/15/24	$200	$213
EnQuest plc PIK Interest Capitalization, 7.000%, 4/15/22(6)	261	204
EP Energy LLC
9.375%, 5/1/20	330	313
144A 8.000%, 11/29/24(3)	105	111
144A 8.000%, 2/15/25(3)	80	75
FTS International, Inc.
144A 8.631%, 6/15/20(2)(3)	230	233
6.250%, 5/1/22	190	167
Holly Energy Partners LP 144A 6.000%, 8/1/24(3)	25	26
Laredo Petroleum, Inc. 5.625%, 1/15/22	110	110
Matador Resources Co. 144A 6.875%, 4/15/23(3)	250	262
MEG Energy Corp. 144A 6.500%, 1/15/25(3)	180	181
NGL Energy Partners LP 5.125%, 7/15/19	200	201
Noble Holding International Ltd. 7.750%, 1/15/24	225	217
Oasis Petroleum, Inc. 6.875%, 1/15/23	210	215
Parsley Energy LLC 144A 6.250%, 6/1/24(3)	135	144
Peabody Securities Finance Corp. 144A 6.000%, 3/31/22(3)	290	290
Petrobras Global Finance BV
8.375%, 5/23/21	100	113
8.750%, 5/23/26	270	313
Precision Drilling Corp. 144A 7.750%, 12/15/23(3)	130	137
QEP Resources, Inc. 5.250%, 5/1/23	300	296
Range Resources Corp. 144A 5.000%, 3/15/23(3)	270	267
Rowan Cos., Inc. 5.400%, 12/1/42	265	200
RSP Permian, Inc. 144A 5.250%, 1/15/25(3)	135	137
Sabine Oil & Gas Corp. 7.250%, 6/15/19(10)(11)(15)	329	1
SM Energy Co.
6.125%, 11/15/22	115	116
6.500%, 1/1/23	185	189
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(3)	200	220
Summit Midstream Holdings LLC (Summit Midstream Finance Corp.) 5.750%, 4/15/25	55	55
Sunoco LP 6.375%, 4/1/23	695	709
Transocean, Inc.
144A 9.000%, 7/15/23(3)	170	182
6.800%, 3/15/38	300	248
Weatherford International Ltd.
8.250%, 6/15/23	190	207
144A 9.875%, 2/15/24(3)	30	35

	PAR VALUE	VALUE
Energy—continued
Whiting Petroleum Corp.
5.750%, 3/15/21	$130	$130
6.250%, 4/1/23	50	50

		10,504

Financials—5.3%
Aircastle Ltd. 5.000%, 4/1/23	350	369
Ally Financial, Inc. 5.750%, 11/20/25	235	241
Altice US Finance I Corp. 144A 5.375%, 7/15/23(3)	210	218
Banco de Bogota S.A. 144A 6.250%, 5/12/26(3)	200	209
Genworth Holdings, Inc. 4.900%, 8/15/23	130	109
ICAHN Enterprises LP
5.875%, 2/1/22	295	301
144A 6.250%, 2/1/22(3)	25	25
ING Groep N.V. 6.000%(2)(4)(5)	200	200
iStar, Inc.
5.000%, 7/1/19	355	359
6.000%, 4/1/22	65	66
Ladder Capital Finance Holdings LLLP (Ladder Capital Finance Corp.) 144A 5.250%, 3/15/22(3)	80	81
LPL Holdings Inc. 144A 5.750%, 9/15/25(3)	125	127
Nationstar Mortgage LLC 6.500%, 7/1/21	250	254
Navient Corp.
6.500%, 6/15/22	149	151
7.250%, 9/25/23	60	61
Springleaf Finance Corp. 5.250%, 12/15/19	410	415
Sprint Capital Corp. 6.900%, 5/1/19	195	209
Starwood Property Trust, Inc. 144A 5.000%, 12/15/21(3)	65	68
Tervita Escrow Corp. 144A 7.625%, 12/1/21(3)	40	42
Voya Financial, Inc. 5.650%, 5/15/53(2)	205	209
Walter Investment Management Corp. 7.875%, 12/15/21	215	127

		3,841

Health Care—9.8%
Alere, Inc.
6.500%, 6/15/20	150	152
144A 6.375%, 7/1/23(3)	50	51
Capsugel S.A. PIK Interest Capitalization, 144A 7.000%, 5/15/19(3)(6)	212	212
Change Healthcare Holdings LLC 144A 5.750%, 3/1/25(3)	85	87

See Notes to Financial Statements

VIRTUS NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—continued
Community Health Systems, Inc.
5.125%, 8/1/21	$400	$397
6.875%, 2/1/22	240	206
6.250%, 3/31/23	35	36
Concordia International Corp.
144A 9.000%, 4/1/22(3)	65	47
144A 7.000%, 4/15/23(3)	345	68
DaVita, Inc.
5.125%, 7/15/24	100	101
5.000%, 5/1/25	100	100
Endo Finance LLC 144A 5.375%, 1/15/23(3)	250	217
Envision Healthcare Corp. 144A 6.250%, 12/1/24(3)	70	74
HCA, Inc.
5.375%, 2/1/25	505	526
5.250%, 6/15/26	230	241
4.500%, 2/15/27	145	145
Hill-Rom Holdings, Inc. 144A 5.000%, 2/15/25(3)	145	145
IASIS Healthcare LLC 8.375%, 5/15/19	165	159
inVentiv Group Holdings, Inc. 144A 7.500%, 10/1/24(3)	75	78
Mallinckrodt International Finance S.A. 144A 5.625%, 10/15/23(3)	110	105
MEDNAX, Inc. 144A 5.250%, 12/1/23(3)	175	179
MPH Acquisition Holdings LLC 144A 7.125%, 6/1/24(3)	225	242
Ortho-Clinical Diagnostics, Inc. 144A 6.625%, 5/15/22(3)	270	252
Pinnacle Merger Sub, Inc. (PRA Holdings, Inc.) 144A 9.500%, 10/1/23(3)	225	251
Sterigenics-Nordion Holdings LLC 144A 6.500%, 5/15/23(3)	325	333
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(3)	200	212
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(3)	400	431
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(3)	555	545
Tenet Healthcare Corp.
6.000%, 10/1/20	375	398
8.125%, 4/1/22	285	299
Valeant Pharmaceuticals International, Inc.
144A 6.750%, 8/15/18(3)	41	41
144A 5.375%, 3/15/20(3)	200	180
144A 6.375%, 10/15/20(3)	325	296
144A 6.500%, 3/15/22(3)	15	15
144A 7.250%, 7/15/22(3)	70	60
144A 7.000%, 3/15/24(3)	25	26
Wellcare Health Plans, Inc. 5.250%, 4/1/25	135	140

		7,047

	PAR VALUE	VALUE
Industrials—6.8%
ADT Corp. (The) 6.250%, 10/15/21	$200	$218
Advanced Disposal Services, Inc. 144A 5.625%, 11/15/24(3)	205	208
Bombardier, Inc.
144A 8.750%, 12/1/21(3)	150	165
144A 6.125%, 1/15/23(3)	125	123
CEB, Inc. 144A 5.625%, 6/15/23(3)	185	201
Cemex Finance LLC 144A 6.000%, 4/1/24(3)	200	211
Cemex SAB de C.V. 144A 7.750%, 4/16/26(3)	200	225
CNH Industrial N.V. 4.500%, 8/15/23	250	254
Garda World Security Corp. 144A 7.250%, 11/15/21(3)	410	398
Harland Clarke Holdings Corp.
144A 6.875%, 3/1/20(3)	150	153
144A 9.250%, 3/1/21(3)	150	146
Hawaiian Airlines Pass-Through Certificates 13-1, B 4.950%, 1/15/22	94	94
JBS Investments GmbH 144A 7.250%, 4/3/24(3)	200	208
Navistar International Corp. 8.250%, 11/1/21	175	176
NCI Building Systems, Inc. 144A 8.250%, 1/15/23(3)	290	316
New Enterprise Stone & Lime Co., Inc. 144A 10.125%, 4/1/22(3)	130	138
Park Aerospace Holdings Ltd.
144A 5.250%, 8/15/22(3)	25	26
144A 5.500%, 2/15/24(3)	125	130
Prime Security Services Borrower LLC 144A 9.250%, 5/15/23(3)	195	214
Standard Industries, Inc. 144A 5.500%, 2/15/23(3)	90	92
TransDigm, Inc.
6.000%, 7/15/22	300	305
6.500%, 5/15/25	230	233
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	154	166
United Rentals North America, Inc. 5.500%, 7/15/25	270	279
Vertiv Intermediate Holding Corp. PIK Interest Capitalization, 144A 12.000%, 2/15/22(3)(6)	220	231

		4,910

Information Technology—3.7%
Blackboard, Inc. 144A 9.750%, 10/15/21(3)	129	129
BMC Software Finance, Inc. 144A 8.125%, 7/15/21(3)	220	223
CDW LLC (CDW Finance Corp.)
5.000%, 9/1/23	175	177
5.000%, 9/1/25	20	21

	PAR VALUE	VALUE
Information Technology—continued
Cogent Communications Group, Inc. 144A 5.375%, 3/1/22(3)	$35	$36
CommScope Technologies LLC 144A 5.000%, 3/15/27(3)	45	45
Corporate Risk Holdings LLC 144A 9.500%, 7/1/19(3)	210	223
Diamond 1 Finance Corp.
144A 5.450%, 6/15/23(3)	60	65
144A 6.020%, 6/15/26(3)	45	49
144A 8.100%, 7/15/36(3)	55	69
First Data Corp.
144A 5.000%, 1/15/24(3)	105	107
144A 5.750%, 1/15/24(3)	450	466
Infor US, Inc. 6.500%, 5/15/22	130	134
Rackspace Hosting, Inc. 144A 8.625%, 11/15/24(3)	400	423
Radiate Holdco LLC 144A 6.625%, 2/15/25(3)	525	519

		2,686

Materials—10.2%
AK Steel Corp.
7.625%, 10/1/21	100	104
7.500%, 7/15/23	140	153
7.000%, 3/15/27	145	145
Aleris International, Inc. 144A 9.500%, 4/1/21(3)	360	389
Alpha 3 BV 144A 6.250%, 2/1/25(3)	65	66
ArcelorMittal 6.125%, 6/1/25	300	334
Ardagh Packaging Finance plc
144A 7.250%, 5/15/24(3)	345	370
144A 6.000%, 2/15/25(3)	200	203
Berry Plastics Corp. 5.125%, 7/15/23	215	221
BlueScope Steel Finance Ltd. 144A 6.500%, 5/15/21(3)	235	247
Boise Cascade Co. 144A 5.625%, 9/1/24(3)	75	77
Cascades, Inc.
144A 5.500%, 7/15/22(3)	575	576
144A 5.750%, 7/15/23(3)	225	226
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	150	154
Flex Acquisition Co., Inc. 144A 6.875%, 1/15/25(3)	100	102
Fortescue Metals Group Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(3)	100	115
Freeport-McMoRan, Inc.
3.550%, 3/1/22	160	149
3.875%, 3/15/23	425	393
Grace (WR) & Co. 144A 5.125%, 10/1/21(3)	30	32
Hexion U.S. Finance Corp.
6.625%, 4/15/20	75	69
144A 10.375%, 2/1/22(3)	75	75
144A 13.750%, 2/1/22(3)	190	183

See Notes to Financial Statements

VIRTUS NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Materials—continued
Hudbay Minerals, Inc. 144A 7.250%, 1/15/23(3)	$100	$107
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(3)	315	317
Kraton Polymers LLC 144A 7.000%, 4/15/25(3)	355	361
Mercer International, Inc. 144A 6.500%, 2/1/24(3)	30	30
Novelis Corp.
144A 6.250%, 8/15/24(3)	35	37
144A 5.875%, 9/30/26(3)	230	235
Owens-Brockway Glass Container, Inc. 144A 6.375%, 8/15/25(3)	180	193
Reynolds Group Issuer, Inc.
144A 5.125%, 7/15/23(3)	150	154
144A 7.000%, 7/15/24(3)	10	11
Rusal Capital DAC 144A 5.125%, 2/2/22(3)	255	257
Silgan Holdings, Inc. 144A 4.750%, 3/15/25(3)	50	50
Standard Industries, Inc. 144A 6.000%, 10/15/25(3)	155	160
Steel Dynamics Inc. 144A 5.000%, 12/15/26(3)	25	25
Teck Resources Ltd.
144A 8.500%, 6/1/24(3)	50	58
6.125%, 10/1/35	150	156
Vale Overseas Ltd.
5.875%, 6/10/21	130	139
6.250%, 8/10/26	145	158
Vedanta Resources plc
144A 9.500%, 7/18/18(3)	100	107
144A 8.250%, 6/7/21(3)	200	215
144A 6.375%, 7/30/22(3)	200	202

		7,355

Real Estate—1.0%
CoreCivic, Inc. 5.000%, 10/15/22	145	150
CyrusOne LP
144A 5.000%, 3/15/24(3)	30	31
144A 5.375%, 3/15/27(3)	40	40
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(3)	170	172
MPT Operating Partnership LP 6.375%, 3/1/24	65	70
Uniti Group, Inc. (Communications Sales & Leasing, Inc.) 144A 7.125%, 12/15/24(3)	270	275

		738

Telecommunication Services—6.1%
Altice Financing S.A. 144A 6.625%, 2/15/23(3)	280	292
CenturyLink, Inc. Series Y 7.500%, 4/1/24	175	185
CSC Holdings LLC 144A 5.500%, 4/15/27(3)	135	137
Frontier Communications Corp.
8.500%, 4/15/20	425	450
10.500%, 9/15/22	550	560

	PAR VALUE	VALUE
Telecommunication Services—continued
GTH Finance BV 144A 7.250%, 4/26/23(3)	$200	$221
Level 3 Financing, Inc. 5.250%, 3/15/26	135	136
Qwest Corp. 7.250%, 9/15/25	130	142
Sprint Capital Corp. 6.875%, 11/15/28	250	265
Sprint Communications, Inc. 6.000%, 11/15/22	235	241
Sprint Corp. 7.875%, 9/15/23	305	338
T-Mobile USA, Inc.
6.125%, 1/15/22	240	254
6.500%, 1/15/24	275	298
6.375%, 3/1/25	100	108
6.500%, 1/15/26	100	110
Virgin Media Finance plc 144A 6.000%, 10/15/24(3)	250	260
Windstream Corp. 7.750%, 10/1/21	150	148
Zayo Group LLC
6.000%, 4/1/23	180	191
6.375%, 5/15/25	70	76
144A 5.750%, 1/15/27(3)	10	11

		4,423

Utilities—2.3%
AmeriGas Partners LP 5.500%, 5/20/25	105	105
Calpine Corp. 5.375%, 1/15/23	350	356
Dynegy, Inc. 7.375%, 11/1/22	425	423
Ferrellgas LP 144A 8.625%, 6/15/20(3)	140	135
NRG Energy, Inc. 7.250%, 5/15/26	185	192
Talen Energy Supply LLC 144A 4.625%, 7/15/19(3)	175	179
TerraForm Power Operating LLC 144A 6.375%, 2/1/23(2)(3)	250	261
Vistra Operations Company LLC (Texas Competitive Electric Holdings Co. LLC) 144A 11.500%, 10/1/20(3)(10)(11)(15)	500	—	(14)

		1,651
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $58,432)		59,501

LOAN AGREEMENTS(2)—11.7%

Consumer Discretionary—2.9%
Bass Pro Group LLC 6.147%, 12/15/23	215	208
Boyd Gaming Corp. Refinancing Tranche B, 3.447%, 9/15/23	45	45
Caesars Entertainment Operating Co., Inc.
Tranche B-5, 0.000%, 3/1/20(8)(11)	45	51

	PAR VALUE	VALUE
Consumer Discretionary—continued
Tranche B-7, 1.500%, 3/1/20(7)	$156	$190
Caesars Entertainment Resort Properties LLC Tranche B, 7.000%, 10/11/20	114	115
CDS U.S. Intermediate Holdings, Inc. First Lien, 5.147%, 7/8/22	176	178
Floor & Decor Outlets of America, Inc. 4.500%, 4/28/17	149	150
Gateway Casinos & Entertainment Ltd. Tranche B-1, 4.800%, 2/22/23	30	30
Graton Economic Development Authority Tranche B, 5.405%, 9/1/22	95	97
Laureare Education, Inc. 2021 Extended, 8.509%, 3/17/21	254	257
Leslies Poolmart, Inc. Tranche B-1, 4.774%, 8/16/23	109	110
Mohegan Tribal Gaming Authority Tranche B, 5.500%, 10/13/23	190	190
Transtar Holding Co. 13.750%, 10/9/19(10)(11)	200	2
U.S. Farathane LLC Tranche B-3, 5.147%, 12/23/21	238	241
UFC Holdings LLC First Lien, 4.250%, 8/18/23	194	195

		2,059

Consumer Staples—1.3%
Albertson’s LLC Tranche B-4 3.982%, 8/25/21	208	209
Amplify Snack Brands, Inc. 6.500%, 9/2/23	234	228
Chobani LLC First Lien, 5.250%, 10/9/23	45	45
Crossmark Holdings, Inc. Second Lien, 8.750%, 12/21/20(10)	190	123
Kronos, Inc. Second Lien, 9.284%, 11/1/24	78	81
Milk Specialties Co. 5.147%, 8/16/23	148	150
TKC Holdings, Inc. First Lien, 4.750%, 2/1/23	105	106

		942

Energy—1.0%
Blackhawk Mining LLC First Lien, 10.650%, 2/17/22	83	81
California Resources Corp. 11.375%, 12/31/21	155	172
Chesapeake Energy Corp. Tranche A, 8.553%, 8/23/21	31	33
Contura Energy, Inc. 6.000%, 3/13/24	220	219

See Notes to Financial Statements

VIRTUS NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Energy—continued
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	$125	$120
MEG Energy Corp. 4.540%, 12/31/23	73	73

		698

Financials—0.3%
Avolon TLB Borrower 1 (US) LLC Tranche B-2, 0.000%, 1/20/22(8)	5	5
Lightstone HoldCo., LLC
Tranche B, 5.539%, 1/30/24	81	82
Tranche C, 5.539%, 1/30/24	5	5
Lonestar Intermediate Super Holdings LLC 10.000%, 8/31/21	145	151

		243

Health Care—1.6%
21st Century Oncology Holdings, Inc. Tranche B, 7.275%, 4/30/22(16)	157	143
Change Healthcare Holdings, Inc. 3.750%, 3/1/24	80	80
CHG Healthcare Services, Inc. First Lien, 4.750%, 6/7/23	15	15
HLF Financing S.a.r.l. Senior Lien, 6.482%, 2/15/23	110	110
Inventiv Group Holdings, Inc. 4.804%, 11/9/23	57	57
MMM Holdings, Inc. 10.250%, 6/30/19	65	65
MSO of Puerto Rico, Inc. 10.250%, 6/30/19	47	47
NVA Holdings, Inc.
Tranche B-2, First Lien, 4.646%, 8/14/21	82	83
Second Lien, 8.147%, 8/14/22	259	262
Quorum Health Corp. 6.789%, 4/29/22	97	95
U.S. Renal Care, Inc. First Lien, 5.397%, 12/30/22	189	178

		1,135

Industrials—1.4%
84 Lumber Co. 6.750%, 10/25/23	189	191
Brickman Group Ltd. LLC (The) Second Lien, 7.508%, 12/17/21	110	111
Coinstar LLC Tranche B, First Lien 5.250%, 9/27/23	89	90
Navistar, Inc. Tranche B, 5.000%, 8/7/20	174	176
PAE Holding Corp. First Lien, 6.500%, 10/20/22	61	62

	PAR VALUE	VALUE
Industrials—continued
Sedgwick Claims Management Services, Inc. Second Lien, 6.804%, 2/28/22	$390	$391

		1,021

Information Technology—1.3%
Avaya, Inc. 8.500%, 1/24/18	65	67
Blackboard, Inc. Tranche B-4, First Lien, 6.023%, 6/30/21	142	142
Cologix, Inc. Second Lien, 8.000%, 3/20/25	20	20
Donnelley Financial Solutions, Inc. Tranche B, 5.000%, 9/29/23	43	43
Mitchell International, Inc. Second Lien, 8.539%, 10/11/21	64	65
Presidio LLC Tranche B, First Lien, 4.250%, 2/2/22	130	131
Rackspace Hosting, Inc. Tranche B, First Lien, 4.535%, 11/3/23	110	111
Veritas US, Inc. Tranche B-1, 6.772%, 1/27/23	384	381

		960

Materials—0.9%
Anchor Glass Container Corp.
First Lien, 4.250%, 12/7/23	16	16
Second Lien, 8.750%, 12/7/24	64	65
CPI Acquisition, Inc. First Lien, 5.834%, 8/17/22	320	299
New Arclin U.S. Holdings Corp. First Lien, 5.670%, 2/14/24	50	51
Omnova Solutions, Inc. Tranche B-2, 5.250%, 8/25/23	192	194

		625

Real Estate—0.2%
Capital Automotive LP Tranche B, Second Lien, 7.000%, 3/21/25	115	117

Telecommunication Services—0.3%
Neustar, Inc.
Tranche B2, 0.000%, 3/1/24(8)	30	31
Tranche B, Second Lien, 0.000%, 2/28/25(8)	90	91
Sprint Communications, Inc. 3.500%, 2/2/24	115	115

		237

	PAR VALUE		VALUE
Utilities—0.5%
APLP Holdings LP 6.000%, 4/13/23	$206		$209
Helix Gen Funding LLC Tranche 0.000%, 3/9/24(8)	5		5
Vistra Operations Company LLC
3.732%, 8/4/23	137		137
Tranche C, 3.732%, 8/4/23	31		31

			382
TOTAL LOAN AGREEMENTS (Identified Cost $8,554)			8,419

	SHARES
PREFERRED STOCKS—1.3%

Financials—1.3%
Citigroup, Inc. Series T, 6.250%(2)	205	(9)	221
Goldman Sachs Group, Inc. (The) Series L, 5.700%(2)	215	(9)	223
JPMorgan Chase & Co. Series V, 5.000%(2)	145	(9)	147
KeyCorp Series D, 5.000%(2)	215	(9)	213
SunTrust Bank, Inc. 5.625%(2)	95	(9)	99
TOTAL PREFERRED STOCKS (Identified Cost $877)			903

COMMON STOCKS—0.5%

Energy—0.3%
Linn Energy, Inc.(13)	7,518		218
Pacific Exploration and Production Corp.(13)	557		17
Sabine Oil & Gas LLC(10)(13)	157		5

			240

Utilities—0.2%
Vistra Energy Corp.(13)	8,562		140
TOTAL COMMON STOCKS (Identified Cost $415)			380

RIGHTS—0.0%
Vistra Energy Corp.(13)	8,562		12
TOTAL RIGHTS (Identified Cost $7)			12
WARRANTS—0.0%
Sabine Oil & Gas LLC(10)(13)	501		3
TOTAL WARRANTS (Identified Cost $4)			3
TOTAL LONG TERM INVESTMENTS—99.4% (Identified Cost $70,685)			71,652	(12)
TOTAL INVESTMENTS—99.4% (Identified Cost $70,685)			71,652	(1)
Other assets and liabilities, net—0.6%			444

NET ASSETS—100.0%			$72,096

See Notes to Financial Statements

VIRTUS NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

Abbreviation:

PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2017.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to a value of $33,317 or 46.2% of net assets.
(4)	No contractual maturity date.
(5)	Interest payments may be deferred.
(6)	100% of the income received was in cash.
(7)	Security in default, a portion of the interest payments are being received during the bankruptcy proceedings.
(8)	This loan will settle after March 31, 2017, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	Illiquid security.
(11)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(12)	All or a portion of the Fund’s assets have been segregated for delayed delivery securities.
(13)	Non-income producing.
(14)	Amount is less than $500.
(15)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(16)	Security in default, interest payments are being received during the bankruptcy proceedings.

Country Weightings†
United States	79%
Canada	5
Luxembourg	3
Argentina	2
Netherlands	2
United Kingdom	2
Cayman Islands	1
Other	6
Total	100%
† % of total investments as of March 31, 2017

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$774	$—	$774	$—
Corporate Bonds And Notes	59,501	—	59,499	2
Foreign Government Securities	1,318	—	1,318	—
Loan Agreements	8,419	—	8,226	193
Mortgage-Backed Securities	342	—	342	—
Equity Securities:
Common Stocks	380	375	—	5
Preferred Stocks	903	—	903	—
Rights	12	—	—	12
Warrants	3	—	—	3

Total Investments	$71,652	$375	$71,062	$215

There were no transfers between Level 1 and Level 2 related to securities held as of March 31, 2017.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Total	Asset-Backed Securities	Corporate Bonds And Notes	Loan Agreements	Common Stocks	Rights	Warrants
Investments in Securities
Balance as of September 30, 2016:	$312	$255	$19	$38	$—	$—	$—
Accrued discount/(premium)	— (e)	—	—	— (e)	—	—	—
Realized gain (loss)	(353)	2	(82)	(273)	—	—	—
Change in unrealized appreciation (depreciation)(c)	334	(5)	84	254	(3)	5	(1)
Purchases	206	—	—	187	8	7	4
Sales(b)	(285)	(252)	(20)	(13)	—	—	—
Transfers into Level 3(a)(d)	1	—	1	—	—	—	—
Transfers from Level 3(a)	—	—	—	—	—	—	—

Balance as of March 31, 2017	$215	$—	$2	$193	$5	$12	$3

(a)	“Transfers into and/or from” represent the ending value as of March 31, 2017, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydown on securities.
(c)	Included in the related net change in unrealized appreciation/(depreciation) in the Statements of Operations. The change in unrealized appreciation/(depreciation) on investments still held on March 31, 2017 was ($19).
(d)	The transfer into Level 3 is due to a security default.
(e)	Amount is less than $500.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—8.6%
U.S. Treasury Note 0.750%, 12/31/17	$31,455	$31,391
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $31,416)		31,391

MUNICIPAL BONDS—0.1%

Illinois—0.1%
State of Illinois Build America Taxable 5.547%, 4/1/19	190	199
TOTAL MUNICIPAL BONDS (Identified Cost $198)		199

FOREIGN GOVERNMENT SECURITIES—0.1%
Sultanate of Oman 144A 3.625%, 6/15/21(3)	200	202
TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $202)		202

MORTGAGE-BACKED SECURITIES—33.5%

Agency—7.5%
FHLMC 4.000%, 2/1/45	352	369
FNMA
4.000%, 8/1/25	77	82
3.000%, 6/1/27	229	235
3.000%, 11/1/27	872	897
2.500%, 5/1/28	706	714
2.500%, 11/1/29	677	680
2.500%, 9/1/30	1,534	1,542
3.000%, 9/1/30	2,664	2,733
3.000%, 10/1/30	1,534	1,574
3.000%, 10/1/30	4,785	4,910
2.500%, 2/1/31	6,015	6,021
4.000%, 11/1/31	391	413
5.000%, 10/1/39	293	326
4.500%, 4/1/40	110	118
4.000%, 10/1/44	859	901
3.500%, 8/1/45	761	779
3.500%, 1/1/46	448	458
3.500%, 1/1/46	2,431	2,488
4.000%, 1/1/46	1,525	1,600
3.500%, 4/1/46	504	516
FNMA REMIC 97-70, PE (P.O.) 0.000%, 4/25/22	4	4
GNMA
7.000%, 7/15/23	2	2
7.000%, 9/15/23	7	8
7.000%, 9/15/23	2	2
7.000%, 1/15/24	5	5
7.000%, 9/15/24	5	6
7.000%, 7/15/25	2	2
7.000%, 7/15/25	11	11

		27,396

Non-Agency—26.0%
Access Point Financial, Inc. 15-A, A 144A 2.610%, 4/15/20(3)	22	22

	PAR VALUE	VALUE
Non-Agency—continued
Agate Bay Mortgage Trust 13-1, A1 144A 3.500%, 7/25/43(2)(3)	$2,210	$2,225
American Homes 4 Rent Trust 15-SFR1, A 144A 3.467%, 4/17/52(3)	193	196
Ameriquest Mortgage Securities, Inc. 03-10, AF6 5.210%, 11/25/33(2)	156	160
AMSR Trust
16-SFR1, A 144A 2.343%, 11/17/33(2)(3)	498	502
16-SFR1, C 144A 3.193%, 11/17/33(2)(3)	498	501
Asset Backed Funding Certificates 05-AQ1, A6 4.780%, 6/25/35(2)	78	80
Aventura Mall Trust
13-AVM, C 144A 3.743%, 12/5/32(2)(3)	1,130	1,163
13-AVM, A 144A 3.743%, 12/5/32(2)(3)	1,721	1,810
Banc of America Commercial Mortgage Trust 07-4, AM 5.961%, 2/10/51(2)	1,950	1,969
Banc of America Funding Trust
04-B, 2A1 3.439%, 11/20/34(2)	50	49
05-1, 1A1 5.500%, 2/25/35	142	142
06-2, 3A1 6.000%, 3/25/36	30	31
16- R1, A1 144A 2.500%, 3/25/40(2)(3)	1,676	1,653
Banc of America Mortgage Trust
04-5, 4A1 4.750%, 6/25/19	153	154
04-7, 6A3 4.500%, 8/25/19	43	43
04-11, 5A1 6.500%, 8/25/32	364	367
Bank of America (Merrill Lynch – Countrywide) Alternative Loan Trust
04-22CB, 1A1 6.000%, 10/25/34	345	355
04-24CB, 1A1 6.000%, 11/25/34	232	239
Bank of America (Merrill Lynch) Commercial Mortgage Securities Trust 15-200P, A 144A 3.218%, 4/14/33(3)	790	794
Bank of America (Merrill Lynch) Investors Trust MLMI 04-A4, A1 2.855%, 8/25/34(2)	713	722
Barclays (Lehman Brothers) – UBS Commercial Mortgage Trust
07-C6, A4 5.858%, 7/15/40(2)	420	421

	PAR VALUE	VALUE
Non-Agency—continued
07-C7, A3 5.866%, 9/15/45(2)	$566	$575
Bayview Commercial Asset Trust 08-1, A3 144A 2.482%, 1/25/38(2)(3)	162	159
Bayview Financial Acquisition Trust 07-A, 1A2 6.205%, 5/28/37(2)	317	326
BCRR Trust 09-1, 2A1 144A 5.858%, 7/17/40(2)(3)	41	41
Centex Home Equity Loan Trust
02-A, AF6 5.540%, 1/25/32	75	75
04-D, AF5 5.850%, 9/25/34(2)	368	380
Citigroup Commercial Mortgage Trust
16-SMPL, A 144A 2.228%, 9/10/31(3)	750	736
07-C6, A1A 5.779%, 12/10/49(2)	660	661
07-C6, A4 5.779%, 12/10/49(2)	908	909
08-C7, AM 6.127%, 12/10/49(2)	230	235
10-RR3, MLSR 144A 5.790%, 6/14/50(2)(3)	255	255
Citigroup Mortgage Loan Trust, Inc.
04-NCM2, 2CB2 6.750%, 8/25/34	155	166
14-A, A 144A 4.000%, 1/25/35(2)(3)	502	520
15-PS1, A1 144A 3.750%, 9/25/42(2)(3)	416	426
15-A, A1 144A 3.500%, 6/25/58(2)(3)	1,075	1,086
Colony American Finance Ltd. 15-1, A 144A 2.896%, 10/15/47(3)	611	608
Colony Multi-Family Mortgage Trust 14-1, A 144A 2.543%, 4/20/50(3)	723	719
Colony Starwood Homes Trust 16-2A, C 144A 3.093%, 12/17/33(2)(3)	1,000	1,004
COLT Mortgage Loan Trust Funding LLC
16-1 A1, 144A 3.000%, 5/25/46(3)	588	593
16-2, A1 144A 2.750%, 9/25/46(2)(3)	808	814
Commercial Mortgage Lease-Backed Certificates 01-CMLB, A3 144A 7.471%, 6/20/31(2)(3)	460	515
Commercial Mortgage Trust
14-277P, A 144A 3.611%, 8/10/49(2)(3)	2,595	2,689
07-C9, A4 5.808%, 12/10/49(2)	335	336

See Notes to Financial Statements

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—continued
07-GG11, AM 5.867%, 12/10/49(2)	$2,123	$2,149
Credit Suisse First Boston Mortgage Securities Corp.
03-27, 5A3 5.250%, 11/25/33	61	62
03-AR30, 5A1 3.185%, 1/25/34(2)	333	337
Credit Suisse Mortgage Capital Trust
16-BDWN, A 144A 3.812%, 2/15/29(2)(3)	875	882
13-HYB1, A16,144A 3.005%, 4/25/43(2)(3)	924	928
Freddie Mac Structured Agency Credit Risk Debt Notes 16-DNA2, M2 3.182%, 10/25/28(2)	835	850
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.382%, 12/15/34(2)(3)	810	823
Galton Funding Mortgage Trust 17-1, A21 144A 3.500%, 7/25/56(3)	790	798
GMAC Mortgage Corp. Loan Trust 04-AR1, 12A 3.676%, 6/25/34(2)	161	163
Goldman Sachs Mortgage Securities Trust
12-ALOH, A 144A 3.551%, 4/10/34(3)	2,325	2,432
07-GG10, A4 5.949%, 8/10/45(2)	514	514
07-GG10, A1A 5.949%, 8/10/45(2)	1,692	1,696
GSAA Home Equity Trust
05-1, AF4 5.619%, 11/25/34(2)	169	173
05-12, AF3W 4.999%, 9/25/35(2)	48	49
GSR Mortgage Loan Trust 03-3F, 1A6 6.000%, 4/25/33	568	577
Hilton USA Trust 16-SFP, B 144A 3.323%, 11/5/35(3)	650	643
Home Equity Loan Trust 03-HS2, AIIB 1.232%, 6/25/28(2)	244	240
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28	99	99
Jefferies Resecuritization Trust 14-R1, 1A1 144A 4.000%, 12/27/37(3)	112	112
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust
04-1, 21A1 3.121%, 4/25/34(2)	82	82
04-9, 22A1 3.549%, 11/25/34(2)	667	667
04-10, 21A1 3.487%, 1/25/35(2)	654	659

	PAR VALUE	VALUE
Non-Agency—continued
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities Trust
07- PW17, A4 5.694%, 6/11/50(2)	$649	$654
07-PW18, A4 5.700%, 6/11/50	284	287
07-PW18, AM, 6.084%, 6/11/50(2)	965	985
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
03-S8, A2 5.000%, 9/25/18	27	27
03-AR6, A1 2.902%, 6/25/33(2)	295	294
03-AR4, 2A1 2.925%, 8/25/33(2)	182	179
JPMorgan Chase Commercial Mortgage Securities Trust
10-CNTR, A2 144A 4.311%, 8/5/32(3)	110	115
15-SGP, B 144A 3.662%, 7/15/36(2)(3)	759	764
11-C4, A3 144A 4.106%, 7/15/46(3)	1,379	1,411
14-C22, A4 3.801%, 9/15/47	1,695	1,757
07-LDPX, AM 5.464%, 1/15/49(2)	1,279	1,278
07-CB19, A4 5.829%, 2/12/49(2)	616	615
07-LD12, A4 5.882%, 2/15/51(2)	1,900	1,910
JPMorgan Chase Mortgage Trust
14-2, 2A2 144A 3.500%, 6/25/29(2)(3)	149	152
06-A2, 4A1 3.178%, 8/25/34(2)	145	145
04-A4, 2A1 3.197%, 9/25/34(2)	118	120
05-A4, 3A1 3.060%, 7/25/35(2)	594	588
14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	260	267
16-1, M2 144A 3.750%, 4/25/45(2)(3)	750	750
15-4, 1A4 144A 3.500%, 6/25/45(2)(3)	1,305	1,316
16-2, M2 144A 3.750%, 12/25/45(2)(3)	1,159	1,158
11-C4, A4, 144A 4.388%, 7/15/46(3)	295	315
16-5, A1 144A 2.602%, 12/25/46(2)(3)	2,708	2,699
JPMorgan Chase Trust
15-1, AM1 144A 2.630%, 12/25/44(2)(3)	799	799
15-5, A2 144A 2.874%, 5/25/45(2)(3)	959	959

	PAR VALUE	VALUE
Non-Agency—continued
MASTR Alternative Loan Trust
04-10, 3A1 5.000%, 9/25/19	$63	$64
03-8, 2A1 5.750%, 11/25/33	111	114
04-4, 6A1 5.500%, 4/25/34	156	161
04-7, 9A1 6.000%, 8/25/34	127	131
05-2, 2A1 6.000%, 1/25/35	456	470
MASTR Asset Securitization Trust 05-1, 1A1 5.000%, 5/25/20	258	260
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(2)(3)	361	364
Mill City Mortgage Trust
15-1, A3 144A 3.000%, 6/25/56(2)(3)	600	599
16-1, A1 144A 2.500%, 4/25/57(2)(3)	1,079	1,072
17-1, A1 144A 2.750%, 11/25/58(2)(3)	544	541
Morgan Stanley – Bank of America (Merrill Lynch) Trust 13-C13, AS 4.266%, 11/15/46	1,515	1,602
Morgan Stanley Capital Barclays Bank Trust 16-MART, A 144A 2.200%, 9/13/31(3)	1,515	1,487
Morgan Stanley Capital I Trust
07-T27, A4 5.791%, 6/11/42(2)	679	680
08-T29, A4 6.301%, 1/11/43(2)	176	180
08-T29, AM 6.301%, 1/11/43(2)	950	973
07-IQ14, AM 5.778%, 4/15/49(2)	405	405
07-IQ16, A4 5.809%, 12/12/49	549	552
Morgan Stanley Residential Mortgage Loan Trust 14-1A, A1 144A 2.971%, 6/25/44(2)(3)	465	469
Motel 6 Trust
15-MTL6, B 144A 3.298%, 2/5/30(3)	365	365
15-MTL6, D 144A 4.532%, 2/5/30(3)	810	815
National City Mortgage Capital Trust 08-1, 2A1 6.000%, 3/25/38	189	196
New Residential Mortgage Loan Trust
16-2A, A1 144A 3.750%, 11/26/35(2)(3)	730	737
14-1A, A 144A 3.750%, 1/25/54(2)(3)	1,555	1,589

See Notes to Financial Statements

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—continued
14-2A, A3 144A 3.750%, 5/25/54(2)(3)	$207	$211
14-3A, AFX3 144A 3.750%, 11/25/54(2)(3)	1,787	1,802
15-2A, A1 144A 3.750%, 8/25/55(2)(3)	1,495	1,527
16-1A, A1 144A 3.750%, 3/25/56(2)(3)	612	618
16-3A, A1 144A 3.750%, 9/25/56(2)(3)	1,292	1,311
16-4A, A1 144A 3.750%, 11/25/56(2)(3)	352	360
NovaStar Mortgage Funding Trust Series 04-4, M5 2.707%, 3/25/35(2)	1,560	1,525
Sequoia Mortgage Trust 14-3, A9 144A 3.750%, 10/25/44(2)(3)	669	678
Station Place Securitization Trust 17-1, B 144A 2.107%, 2/25/49(2)(3)	635	635
Structured Adjustable Rate Mortgage Loan Trust
04-1, 6A 3.345%, 2/25/34(2)	587	570
04-4, 3A2 3.309%, 4/25/34(2)	766	761
04-4, 3A1 3.309%, 4/25/34(2)	159	157
04-5, 3A2 3.214%, 5/25/34(2)	326	329
04-14, 7A 3.226%, 10/25/34(2)	281	281
Structured Asset Securities Corp.
03-AL1, A 144A 3.357%, 4/25/31(3)	168	165
03-37A, 2A 2.933%, 12/25/33(2)	145	144
Structured Asset Securities Corp. Mortgage-Pass-Through Certificates
02-AL1, A2 3.450%, 2/25/32	146	145
03-33H, 1A1 5.500%, 10/25/33	409	416
03-34A, 6A 3.506%, 11/25/33(2)	370	365
04-15, 3A3 5.500%, 9/25/34	141	142
Towd Point Mortgage Trust
15-3, A1B 144A 3.000%, 3/25/54(2)(3)	603	607
16-1, A1B, 144A 2.750%, 2/25/55(2)(3)	690	691
15 - 5, A1B 144A 2.750%, 5/25/55(2)(3)	1,004	1,005
15-5, A2 144A 3.500%, 5/25/55(2)(3)	175	176
16-2, A1 144A 3.000%, 8/25/55(2)(3)	358	359
16-4, A1 144A 2.250%, 7/25/56(2)(3)	811	801

	PAR VALUE	VALUE
Non-Agency—continued
Vericrest Opportunity Loan Trust LLC
15-NPL2, A1 144A 3.375%, 2/25/55(2)(3)	$191	$191
15-NPL3, A1 144A 3.375%, 10/25/58(2)(3)	184	183
Vericrest Opportunity Loan Trust XLVIII LLC 16-NPL8, A1 144A 3.500%, 7/25/46(2)(3)	753	757
Vericrest Opportunity Loan Trust XXII LLC 15-NPL4, A1 144A 3.500%, 2/25/55(2)(3)	50	50
Vericrest Opportunity Loan Trust XXXV LLC 16-NPL9, A1 144A 3.500%, 9/25/46(2)(3)	339	338
Verus Securitization Trust 17-1A, A1 144A 2.853%, 1/25/47(2)(3)	348	348
VSD 2017-PLT1 A 3.600%, 12/25/43	419	418
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust
07-C32, A3 5.760%, 6/15/49(2)	215	214
07-C33, A5 6.053%, 2/15/51(2)	79	79
Wells Fargo Mortgage Backed Securities Trust
03-G, A1 2.895%, 6/25/33(2)	63	63
03-J, 5A1 2.957%, 10/25/33(2)	219	221
03-J, 2A1 2.968%, 10/25/33(2)	151	152
04-A, A1 3.112%, 2/25/34(2)	67	68
04-K, 1A2 3.110%, 7/25/34(2)	277	277
04-U, A1 3.189%, 10/25/34(2)	84	83
04-Z, 2A1 3.001%, 12/25/34(2)	195	197
05-14, 2A1 5.500%, 12/25/35	66	68

		95,219
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $123,044)		122,615

ASSET-BACKED SECURITIES—25.5%
American Credit Acceptance Receivables Trust 16- 1A, B 144A 4.240%, 6/13/22(3)	835	848
AmeriCredit Automobile Receivables Trust
12-4, D 2.680%, 10/9/18	137	137
13-2, D 2.420%, 5/8/19	800	803
14-1, D 2.540%, 6/8/20	650	654
16-1, B 2.300%, 3/8/21	2,045	2,058

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—continued
15-3, C 2.730%, 3/8/21	$615	$619
16-2, B 2.210%, 5/10/21	1,000	1,002
15-4, C 2.880%, 7/8/21	700	706
16-4, C 2.410%, 7/8/22	725	718
17-1, C 2.710%, 8/18/22	915	919
Associates Manufactured Housing Pass-Through Certificates 96-1, B1 8.000%, 3/15/27(2)	441	452
Avis Budget Rental Car Funding LLC
(AESOP) 12-3A, A 144A 2.100%, 3/20/19(3)	540	541
(AESOP) 13-1A, A 144A 1.920%, 9/20/19(3)	1,000	1,000
(AESOP) 13-2A, A 144A 2.970%, 2/20/20(3)	1,905	1,935
(AESOP) 16-1A, A 144A 2.990%, 6/20/22(3)	800	810
BXG Receivables Note Trust
12-A, A 144A 2.660%, 12/2/27(3)	48	48
13-A, A 144A 3.010%, 12/4/28(3)	156	157
15-A, A 144A 2.880%, 5/2/30(3)	360	362
California Republic Auto Receivables Trust
13-1, B 144A 2.240%, 1/15/19(3)	340	341
15-3, B 2.700%, 9/15/21	650	649
16-1, B 3.430%, 2/15/22	785	799
Capital Auto Receivables Asset Trust 13-4, C 2.670%, 2/20/19	505	507
CarFinance Capital Auto Trust
13-1A, B 144A 2.750%, 11/15/18(3)	36	36
13-2A, B 144A 3.150%, 8/15/19(3)	35	35
14-2A, B 144A 2.640%, 11/16/20(3)	425	426
CarMax Auto Owner Trust
14-4, B 2.200%, 9/15/20	700	702
15-2, C 2.390%, 3/15/21	1,495	1,500
16-2, B 2.160%, 12/15/21	750	747
17-1, B 2.540%, 9/15/22	900	900
CCG Receivables Trust
14-1, B 144A 2.150%, 11/15/21(3)	400	400
15-1, A3 144A 1.920%, 1/17/23(3)	1,000	1,002
CenterPoint Energy Transition Bond Co.IV LLC 12-1, A1 0.901%, 4/15/18	55	55
Centre Point Funding LLC 12-2A,1 144A 2.610%, 8/20/21(3)	1,150	1,132

See Notes to Financial Statements

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—continued
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	$619	$614
Chrysler Capital Auto Receivables Trust
14-BA, D 144A 3.440%, 8/16/21(3)	750	757
15-BA, D 144A 4.170%, 1/16/23(3)	965	973
Citigroup 15-PM3, A 144A 2.560%, 5/16/22(3)	135	135
Conseco Financial Corp. 97-3, A5 7.140%, 3/15/28	72	73
DB Master Finance LLC 15-1A, A2I 144A 3.262%, 2/20/45(3)	980	985
Diamond Resorts Owner Trust 14-1, A 144A 2.540%, 5/20/27(3)	739	739
DRB Prime Student Loan Trust 15-D, A3 144A 2.500%, 1/25/36(3)	411	411
Drive Auto Receivables Trust
15-DA, B 144A 2.590%, 12/16/19(3)	588	589
16-AA, B 144A 3.170%, 5/15/20(3)	1,490	1,499
16-BA, B 144A 2.560%, 6/15/20(3)	1,785	1,795
15-AA, C 144A 3.060%, 5/17/21(3)	1,665	1,676
16-CA, C 144A 3.020%, 11/15/21(3)	995	1,007
15-DA, C 144A 3.380%, 11/15/21(3)	1,505	1,522
17-AA, C 144A 2.980%, 1/18/22(3)	900	906
DT Auto Owner Trust
14-2A, C 144A 2.460%, 1/15/20(3)	17	17
16-1A, B 144A 2.790%, 5/15/20(3)	850	853
14-3A, C 144A 3.040%, 9/15/20(3)	935	940
15-3A, C 144A 3.250%, 7/15/21(3)	655	662
16-2A, C 144A 3.670%, 1/18/22(3)	820	831
16-3A C,144A 3.150%, 3/15/22(3)	865	872
16-4A, C 144A 2.740%, 10/17/22(3)	1,200	1,203
Exeter Automobile Receivables Trust
14-1A, B 144A 2.420%, 1/15/19(3)	16	16
13-1A, C 144A 3.520%, 2/15/19(3)	235	236
14-1A, C 144A 3.570%, 7/15/19(3)	150	151
14-2A, C 144A 3.260%, 12/16/19(3)	335	338

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—continued
16-1A, A 144A 2.350%, 7/15/20(3)	$655	$656
15-A1, C 144A 4.100%, 12/15/20(3)	1,000	1,025
15-2A, C 144A 3.900%, 3/15/21(3)	1,190	1,210
16-3A, B 144A 2.840%, 8/16/21(3)	1,400	1,398
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	424	425
First Investors Auto Owner Trust 16-2A, C 144A 2.530%, 7/15/22(3)	1,490	1,470
Flagship Credit Auto Trust
16-1, A 144A 2.770%, 12/15/20(3)	629	634
15-2, C 144A 4.080%, 12/15/21(3)	505	512
16-2, B 144A 3.840%, 9/15/22(3)	825	848
Foursight Capital Automobile Receivables Trust 16-1, A2, 144A 2.870%, 10/15/21(3)	1,063	1,066
Gold Key Resorts LLC 14-A, A 144A 3.220%, 3/17/31(3)	332	333
GreatAmerica Leasing Receivables Funding LLC 17-1, A4 144A 2.360%, 1/20/23(3)	905	902
Hertz Vehicle Financing LLC
15-2A, A 144A 2.020%, 9/25/19(3)	1,080	1,075
16 -1A, A144A 2.320%, 3/25/20(3)	750	747
Hilton Grand Vacations Trust
13-A, A 144A 2.280%, 1/25/26(3)	701	699
14-AA, A 144A 1.770%, 11/25/26(3)	206	203
17-AA, A 144A 2.660%, 12/27/28(3)	910	909
Hyundai Auto Receivables Trust
14-B, D 2.510%, 12/15/20	400	401
15-A, D 2.730%, 6/15/21	550	552
15-C, B 2.150%, 11/15/21	1,500	1,500
Leaf Receivables Funding 10 LLC 15-1, D 144A 3.740%, 5/17/21(3)	585	576
Mariner Finance Issuance Trust 17-AA, A 144A 3.620%, 2/20/29(3)	900	905
Marriott Vacation Club Owner Trust 12-1A, A 144A 2.510%, 5/20/30(3)	280	280
MVW Owner Trust
15-1A, B 144A 2.960%, 12/20/32(3)	371	370
16-1A, A 144A 2.250%, 12/20/33(3)	1,024	1,009

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—continued
Navistar Financial Dealer Note Master Owner Trust II 16-1, B 144A 2.732%, 9/27/21(2)(3)	$1,710	$1,713
OneMain Financial Issuance Trust
14-1A, A 144A 2.430%, 6/18/24(3)	197	197
15-1A, A 144A 3.190%, 3/18/26(3)	1,660	1,678
Orange Lake Timeshare Trust
12-AA, A 144A 3.450%, 3/10/27(3)	416	419
15-AA, A 144A 2.880%, 9/8/27(3)	334	334
Santander Drive Auto Receivables Trust
13-1, D 2.270%, 1/15/19	1,691	1,695
13-3, C 1.810%, 4/15/19	235	235
13-5, D 2.730%, 10/15/19	540	545
14-4, D 3.100%, 11/16/20	1,095	1,115
16-2, B 2.080%, 2/16/21	1,000	1,001
16-1, C 3.090%, 4/15/22	2,010	2,034
17-1, C 2.580%, 5/16/22	915	915
Security National Automotive Acceptance Company Receivables Trust 14-1A, C 144A 2.210%, 1/15/20(3)	13	13
Sierra Timeshare Receivables Funding LLC
12-3A, A 144A 1.870%, 8/20/29(3)	306	305
13-1A, A 144A 1.590%, 11/20/29(3)	61	61
14-1A, A 144A 2.070%, 3/20/30(3)	95	95
14-2A, A 144A 2.050%, 6/20/31(3)	63	63
16-1A, A 144A 3.080%, 3/21/33(3)	492	498
16-2A, A 144A 2.330%, 7/20/33(3)	662	661
Silverleaf Finance LLC
XVII 13-A, A 144A 2.680%, 3/16/26(3)	51	51
XVIII 14-A, A 144A 2.810%, 1/15/27(3)	193	193
Silverleaf Finance XV LLC 12-D, A 144A 3.000%, 3/17/25(3)	15	15
SLM Private Education Loan Trust
14-A, 2A2 144A 2.590%, 1/15/26(3)	1,450	1,460
13-B, A2A 144A 1.850%, 6/17/30(3)	1,000	996

See Notes to Financial Statements

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—continued
13-C, A2A 144A 2.940%, 10/15/31(3)	$311	$314
SoFi Consumer Loan Program LLC
16-3, A 144A 3.050%, 12/26/25(3)	861	861
17-1, A 144A 3.280%, 1/26/26(3)	502	505
SoFi Professional Loan Program LLC
14-B, A2 144A 2.550%, 8/27/29(3)	552	553
15-A, A2 144A 2.420%, 3/25/30(3)	214	214
16-A, A2 144A 2.760%, 12/26/36(3)	484	488
17-B, A1FX 144A 1.830%, 5/25/40(3)	910	910
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 01-SB1, A2 3.375%, 8/25/31	135	133
SVO VOI Mortgage Corp. 12-AA, A 144A 2.000%, 9/20/29(3)	1,020	1,010
Taco Bell Funding LLC 16-1A, A21 144A 3.832%, 5/25/46(3)	990	1,004
TCF Auto Receivables Owner Trust 14-1A, B 144A 2.330%, 5/15/20(3)	475	474
Tidewater Auto Receivables Trust 16-AA, B 144A 3.130%, 3/15/20(3)	785	789
Trip Rail Master Funding LLC 11-1A, A1A 144A 4.370%, 7/15/41(3)	229	230
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	936	941
United Auto Credit Securitization Trust 16-1, B 144A 2.730%, 5/15/18(3)	316	317
Volvo Financial Equipment LLC 14-1A, C 144A 1.940%, 11/15/21(3)	205	205
VSE VOI Mortgage LLC 16-A, A 144A 2.540%, 7/20/33(3)	1,352	1,346
Welk Resorts LLC
13-AA, A 144A 3.100%, 3/15/29(3)	121	122
15-AA, A 144A 2.790%, 6/16/31(3)	258	257
Westgate Resorts LLC 16-1A, A 144A 3.500%, 12/20/28(3)	1,089	1,095
Westlake Automobile Receivables Trust
15-1A, B 144A 1.680%, 11/16/20(3)	74	74

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—continued
16-2A C, 144A 2.830%, 5/17/21(3)	$1,030	$1,036
16-3A, B 144A 2.070%, 12/15/21(3)	1,688	1,681
TOTAL ASSET-BACKED SECURITIES (Identified Cost $93,073)		93,356

CORPORATE BONDS AND NOTES—23.5%

Consumer Discretionary—2.4%
American Greetings Corp. 144A 7.875%, 2/15/25(3)	5	5
CalAtlantic Group, Inc.
5.875%, 11/15/24	199	210
5.250%, 6/1/26	420	420
Cequel Communications Holdings I LLC
144A 5.125%, 12/15/21(3)	105	107
144A 5.125%, 12/15/21(3)	250	255
Charter Communications Operating LLC 4.464%, 7/23/22	690	727
Daimler Finance North America LLC 144A 2.200%, 10/30/21(3)	1,195	1,169
Delphi Automotive plc 3.150%, 11/19/20	540	551
Horton (D.R.), Inc. 4.750%, 2/15/23	895	952
Hyundai Capital America
144A 2.125%, 10/2/17(3)	60	60
144A 2.450%, 6/15/21(3)	355	349
M/I Homes, Inc. 6.750%, 1/15/21	325	342
Marriott International, Inc. Series N, 3.125%, 10/15/21	290	295
NCL Corp., Ltd. 144A 4.750%, 12/15/21(3)	580	590
QVC, Inc. 3.125%, 4/1/19	990	1,005
Taylor Morrison Communities, Inc. 144A 5.625%, 3/1/24(3)	135	141
Time Warner Cable, Inc. 6.750%, 7/1/18	215	227
Toll Brothers Finance Corp.
5.625%, 1/15/24	25	27
4.875%, 11/15/25	595	601
TRI Pointe Group, Inc.
4.875%, 7/1/21	400	413
5.875%, 6/15/24	175	181
Wyndham Worldwide Corp.
2.500%, 3/1/18	40	40
4.150%, 4/1/24	45	45

		8,712

Consumer Staples—0.6%
Anheuser-Busch InBev Finance, Inc. 2.650%, 2/1/21	540	544
CVS Health Corp. 2.800%, 7/20/20	540	549

	PAR VALUE	VALUE
Consumer Staples—continued
Kraft Heinz Foods Co. (The)
2.800%, 7/2/20	$85	$86
3.500%, 7/15/22	90	92
Smithfield Foods, Inc. 144A 3.350%, 2/1/22(3)	372	371
Whole Foods Market, Inc. 5.200%, 12/3/25	615	653

		2,295

Energy—1.5%
Anadarko Petroleum Corp. 4.850%, 3/15/21	530	567
Antero Resources Corp. 5.625%, 6/1/23	215	221
Enbridge Energy Partners LP 4.375%, 10/15/20	90	95
Energy Transfer Partners LP 5.200%, 2/1/22	310	332
EP Energy LLC 144A 8.000%, 11/29/24(3)	70	74
Kinder Morgan, Inc. 144A 5.625%, 11/15/23(3)	85	93
NGL Energy Partners LP 5.125%, 7/15/19	705	710
Noble Holding International Ltd. 7.750%, 1/15/24	350	338
QEP Resources, Inc. 5.250%, 5/1/23	295	291
Regency Energy Partners LP 5.000%, 10/1/22	575	611
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	1,240	1,375
Sinopec Capital Ltd. 144A 1.875%, 4/24/18(3)	250	249
Sunoco LP 6.375%, 4/1/23	400	408

		5,364

Financials—9.5%
Air Lease Corp. 2.625%, 9/4/18	550	555
Ally Financial, Inc. 5.750%, 11/20/25	330	339
Ares Capital Corp.
4.875%, 11/30/18	62	64
3.875%, 1/15/20	173	176
Aviation Capital Group Corp.
144A 2.875%, 9/17/18(3)	115	116
RegS 2.875%, 9/17/18(4)	220	222
Bank of America Corp.
5.490%, 3/15/19	66	70
Series L, 2.650%, 4/1/19	350	354
2.221%, 10/21/22(2)	545	554
4.200%, 8/26/24	1,375	1,400
Bank of New York Mellon Corp. (The)
2.200%, 3/4/19	230	232
2.050%, 5/3/21	860	849
BBVA Banco Continental S.A. RegS 5.000%, 8/26/22(4)	520	556

See Notes to Financial Statements

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Financials—continued
Blackstone Holdings Finance Co., LLC 144A 6.625%, 8/15/19(3)	$200	$220
Brookfield Finance LLC 4.000%, 4/1/24	789	793
Citigroup, Inc. 2.485%, 9/1/23(2)	1,090	1,121
Corp Andina de Fomento 2.000%, 5/10/19	455	454
Fifth Third Bancorp 4.500%, 6/1/18	150	154
First Horizon National Corp. 3.500%, 12/15/20	440	452
First Tennessee Bank N.A. 2.950%, 12/1/19	250	253
Ford Motor Credit Co., LLC 5.750%, 2/1/21	400	441
FS Investment Corp.
4.250%, 1/15/20	300	302
4.750%, 5/15/22	185	189
General Motors Financial Co., Inc.
3.700%, 11/24/20	670	690
4.200%, 3/1/21	405	423
3.200%, 7/6/21	975	979
Goldman Sachs Group, Inc. (The)
2.350%, 11/15/21	350	343
3.000%, 4/26/22	900	901
4.250%, 10/21/25	320	326
2.789%, 10/28/27(2)	1,095	1,127
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	797	822
HSBC Holdings plc 2.950%, 5/25/21	860	864
Huntington Bancshares, Inc. 7.000%, 12/15/20	245	281
Hutchison Whampoa International Ltd. Series 12 144A 6.000%(2)(3)(5)(6)	980	983
Icahn Enterprises LP 5.875%, 2/1/22	200	204
ICAHN Enterprises LP 144A 6.250%, 2/1/22(3)	180	183
Industrial & Commercial Bank of China Ltd. 3.231%, 11/13/19	250	255
iStar, Inc. 5.000%, 7/1/19	375	380
Jefferies Group LLC 5.125%, 4/13/18	150	155
JPMorgan Chase & Co.
6.125%, 6/27/17	200	202
2.250%, 1/23/20	540	542
2.295%, 8/15/21	300	297
JPMorgan Chase Bank N.A. 1.650%, 9/23/19	615	612
KeyCorp 5.100%, 3/24/21	185	202
Korea Development Bank 3.875%, 5/4/17	250	250
Lazard Group LLC 4.250%, 11/14/20	350	368

	PAR VALUE	VALUE
Financials—continued
Lincoln National Corp.
8.750%, 7/1/19	$69	$79
4.200%, 3/15/22	470	496
6.050%, 4/20/67(2)(5)	75	64
Macquarie Group Ltd. 144A 3.000%, 12/3/18(3)	75	76
Metropolitan Life Global Funding I 144A 2.500%, 12/3/20(3)	650	651
Mizuho Corporate Bank Ltd. 144A 1.850%, 3/21/18(3)	200	200
Mizuho Financial Group, Inc. 2.273%, 9/13/21	565	552
Morgan Stanley 2.443%, 10/24/23(2)	730	745
MUFG Union Bank N.A. 2.625%, 9/26/18	300	303
Navient Corp. 6.500%, 6/15/22	373	377
New York Life Global Funding 144A 1.950%, 2/11/20(3)	70	70
Nordea Bank AB 144A 1.625%, 9/30/19(3)	1,005	994
Prudential Financial, Inc. 8.875%, 6/15/38(2)(5)	100	107
S&P Global, Inc. 3.300%, 8/14/20	519	530
Santander Holdings USA, Inc 144A 3.700%, 3/28/22(3)	910	911
SBA Tower Trust
144A 3.156%, 10/15/20(3)	750	754
144A 2.877%, 7/15/21(3)	800	795
144A 2.933%, 12/11/17(3)	155	155
State Bank of India 144A 3.250%, 4/18/18(3)	300	303
State Street Corp. 4.956%, 3/15/18(5)	525	540
TIAA Asset Management Finance Co., LLC 144A 2.950%, 11/1/19(3)	430	437
Toronto-Dominion Bank (The) 2.125%, 4/7/21	700	694
Turkiye Is Bankasi 144A 5.500%, 4/21/22(3)	800	788
UBS Group Funding Jersey Ltd. 144A 2.650%, 2/1/22(3)	400	392
Voya Financial, Inc. 2.900%, 2/15/18	267	269
Wells Fargo & Co.
3.069%, 1/24/23	470	472
2.269%, 10/31/23(2)	730	743
Wells Fargo Bank N.A. 2.150%, 12/6/19	985	989
XLIT Ltd. Series E, 2.300%, 12/15/18	135	136

		34,877

	PAR VALUE	VALUE
Health Care—1.6%
Abbott Laboratories
2.350%, 11/22/19	$360	$361
2.900%, 11/30/21	500	502
AbbVie, Inc.
2.500%, 5/14/20	370	372
2.300%, 5/14/21	495	489
3.200%, 11/6/22	45	45
2.850%, 5/14/23	495	486
Actavis Capital S.a.r.l.
(Actavis Funding) 3.000%, 3/12/20	85	86
(Actavis Funding) 3.450%, 3/15/22	90	92
Community Health Systems, Inc.
5.125%, 8/1/21	65	65
6.250%, 3/31/23	150	154
Forest Laboratories LLC 144A 4.375%, 2/1/19(3)	205	212
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(3)	95	99
Mylan N.V.
3.000%, 12/15/18	195	197
3.150%, 6/15/21	230	231
Owens & Minor, Inc. 3.875%, 9/15/21	65	66
Shire Acquisitions Investments 2.400%, 9/23/21	435	426
Tenet Healthcare Corp.
4.631%, 6/15/20(2)	440	445
6.000%, 10/1/20	80	85
Teva Pharmaceutical Finance Netherlands III BV
2.200%, 7/21/21	140	135
2.800%, 7/21/23	140	133
Valeant Pharmaceuticals International, Inc. 144A 6.500%, 3/15/22(3)	105	108
Zimmer Biomet Holdings, Inc. 3.150%, 4/1/22	825	828
Zoetis, Inc. 3.450%, 11/13/20	165	169

		5,786

Industrials—1.8%
America West Airlines Pass-Through-Trust 01-1, G 7.100%, 4/2/21	956	1,041
BAE Systems Holdings, Inc. 144A 2.850%, 12/15/20(3)	200	202
British Airways Pass-Through-Trust 13-1, B 144A 5.625%, 6/20/20(3)	611	636
Continental Airlines Pass-Through-Trust 01-1, A1 6.703%, 6/15/21	302	318
Delta Air Lines, Inc. 2.875%, 3/13/20	83	84

See Notes to Financial Statements

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—continued
Doric Nimrod Air Alpha Pass-Through-Trust 13-1, A 144A 5.250%, 5/30/23(3)	$902	$939
Masco Corp. 5.950%, 3/15/22	295	331
Park Aerospace Holdings Ltd. 144A 5.250%, 8/15/22(3)	90	94
Penske Truck Leasing Co., LP
RegS 2.500%, 6/15/19(4)	150	150
144A 3.375%, 2/1/22(3)	205	208
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	2,500	2,703

		6,706

Information Technology—1.7%
Apple, Inc.
2.250%, 2/23/21	400	401
3.000%, 2/9/24	1,130	1,139
Broadcom Corp.
144A 2.375%, 1/15/20(3)	545	545
144A 3.000%, 1/15/22(3)	385	384
Diamond 1 Finance Corp. 144A 5.450%, 6/15/23(3)	685	739
Dun & Bradstreet Corp. (The)
3.500%, 12/1/17	65	66
4.250%, 6/15/20	135	140
Everett Spinco, Inc 144A 2.875%, 3/27/20(3)	154	155
First Data Corp. 144A 5.000%, 1/15/24(3)	785	802
Hewlett Packard Enterprise Co.
2.850%, 10/5/18	325	329
3.600%, 10/15/20	60	62
Microsoft Corp.
2.000%, 8/8/23	320	307
2.875%, 2/6/24	320	322
NXP BV (NXP Funding LLC) 144A 4.125%, 6/1/21(3)	425	441
Oracle Corp. 2.400%, 9/15/23	220	214

		6,046

Materials—1.2%
Airgas, Inc. 3.050%, 8/1/20	28	29
CRH America, Inc. 8.125%, 7/15/18	100	108
Equate Petrochemical BV 144A 3.000%, 3/3/22(3)	465	454
Fortescue Metals Group (FMG) Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(3)	915	1,049
Glencore Funding LLC 144A 4.125%, 5/30/23(3)	900	917

	PAR VALUE	VALUE
Materials—continued
Grace (WR) & Co. 144A 5.125%, 10/1/21(3)	$75	$79
OCP S.A. 144A 5.625%, 4/25/24(3)	790	841
Severstal Oao Via Steel Capital S.A. 144A 3.850%, 8/27/21(3)(10)	1,075	1,076

		4,553

Real Estate—1.5%
Brixmor Operating Partnership LP 3.875%, 8/15/22	140	143
CoreCivic, Inc. 5.000%, 10/15/22	390	405
Corporate Office Properties LP 3.700%, 6/15/21	220	224
CyrusOne LP 144A 5.000%, 3/15/24(3)	145	150
DDR Corp. 7.875%, 9/1/20	570	659
Digital Realty Trust LP
3.400%, 10/1/20	325	333
3.950%, 7/1/22	195	203
HCP, Inc. 3.750%, 2/1/19	225	231
Healthcare Trust of America Holdings LP 3.375%, 7/15/21	135	137
Hospitality Properties Trust 4.500%, 6/15/23	445	460
Kimco Realty Corp. 3.400%, 11/1/22	550	555
Select Income REIT 4.150%, 2/1/22	580	585
Senior Housing Properties Trust 3.250%, 5/1/19	125	126
Ventas Realty LP
4.000%, 4/30/19	505	522
2.700%, 4/1/20	152	154
West Europe Finance LLC 144A 3.250%, 10/5/20(3)	535	545

		5,432

Telecommunication Services—1.3%
Altice Financing S.A. 144A 6.625%, 2/15/23(3)	460	480
AT&T, Inc. 3.000%, 6/30/22	1,260	1,253
Frontier Communications Corp. 10.500%, 9/15/22	455	463
T-Mobile USA, Inc. 6.000%, 4/15/24	555	593
Telefonica Emisiones SAU 3.192%, 4/27/18	195	197
Verizon Communications, Inc.
4.600%, 4/1/21	70	75
144A 2.946%, 3/15/22(3)	1,364	1,358
3.125%, 3/16/22	306	307

		4,726

	PAR VALUE	VALUE
Utilities—0.4%
Exelon Corp.
2.850%, 6/15/20	$805	$815
3.497%, 6/1/22	196	198
Korea Western Power Co., Ltd. 144A 3.125%, 5/10/17(3)	200	200
State Grid Overseas Investment Ltd. 144A 2.750%, 5/7/19(3)	330	334

		1,547
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $85,413)		86,044

LOAN AGREEMENTS(2)—5.8%

Consumer Discretionary—1.7%
Altice U.S. Finance I Corp.
2016 Refinancing Tranche, 3.982%, 1/15/25	309	310
Tranche B 0.000%, 7/28/25(9)	10	10
AMC Entertainment Holdings, Inc. 3.733%, 12/15/23	80	81
Aristocrat Leisure Ltd. Tranche B-2, 3.143%, 10/20/21	522	526
Boyd Gaming Corp. Refinancing Tranche B, 3.452%, 9/15/23	1,575	1,586
Charter Communications Operating LLC
Tranche F-1, 2.990%, 1/3/21	119	120
Tranche H-1, 2.990%, 1/15/22	82	82
Tranche I-1, 3.232%, 1/15/24	157	158
CSC Holdings LLC Tranche 2016, 3.943%, 10/11/24	185	185
El Dorado Resorts, Inc. Tranche B, 0.000%, 3/15/24(9)	335	335
Harbor Freight Tools USA, Inc. 4.232%, 8/18/23	751	751
Hilton Worldwide Finance LLC Tranche B-2 2.982%, 10/25/23	733	740
Las Vegas Sands, LLC Refinancing Term, 2.000%, 3/29/24	559	560
MGM Growth Properties Operating Partnership LP Tranche B, 3.482%, 4/25/23	282	284
PetSmart, Inc. Tranche B-2, 4.020%, 3/11/22	307	294
Six Flags Entertainment Corp. Tranche B, 3.910%, 6/30/22	122	123

See Notes to Financial Statements

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—Continued
Station Casinos LLC Tranche B, 3.450%, 6/8/23	$296	$297

		6,442

Consumer Staples—0.7%
Albertson’s LLC
Tranche B-4 3.982%, 8/25/21	201	202
Tranche B-5, 4.401%, 12/21/22	332	335
Aramark Intermediate HoldCo Corp. Tranche B, 2.983%, 3/28/24	445	449
Charger OpCo B.V. Tranche B-1, 3.500%, 7/2/22	85	85
Coty, Inc. Tranche B, 3.311%, 10/27/22	480	483
Galleria Co. Tranche B, 3.813%, 9/29/23	130	131
JBS USA Lux S.A. 3.289%, 10/30/22	245	246
Kronos, Inc. First Lien, 5.034%, 11/1/23	493	496
Prestige Brands, Inc. Tranche B-4, 3.732%, 1/26/24	58	59

		2,486

Energy—0.1%
MEG Energy Corp. 4.540%, 12/31/23	211	212
Paragon Offshore Finance Co. 5.750%, 7/16/21	137	54

		266

Financials—0.0%
Avolon TLB Borrower 1 (US) LLC Tranche B-2, 0.000%, 3/21/22(9)	30	30

Health Care—0.8%
DaVita HealthCare Partners, Inc. Tranche B, 3.732%, 6/24/21	98	100
Envision Healthcare Corp. 4.150%, 12/1/23	562	567
Grifols Worldwide Operations Ltd. Tranche B, 3.194%, 1/31/25	145	145
HCA, Inc. Tranche B-9, 0.000%, 3/17/23(9)	2,180	2,193
Quintiles IMS, Inc. Tranche B-1 2.978%, 3/7/24	52	53
Valeant Pharmaceuticals International, Inc. Series F, Tranche B, 5.570%, 4/1/22	97	97

		3,155

	PAR VALUE	VALUE
Industrials—1.1%
American Airlines, Inc.
2.982%, 6/27/20	$1,005	$1,005
Tranche B, 3.482%, 4/28/23	660	662
TransDigm, Inc.
Tranche D, 4.065%, 6/4/21	65	65
Tranche E, 4.065%, 5/14/22	78	78
Tranche F, 3.982%, 6/9/23	137	137
United Airlines, Inc. Tranche B-1, 0.000%, 4/1/24(9)	1,570	1,576
Xpo Logistics, Inc. 3.108%, 11/1/21	600	603

		4,126

Information Technology—0.3%
Abacus Innovations Corp. Tranche B, 3.250%, 8/16/23	258	261
Rackspace Hosting, Inc. Tranche B, First Lien, 4.535%, 11/3/23	182	183
SS&C Technologies Holdings, Inc.
2017 Refinancing Tranche A-2 2.732%, 7/8/20	27	27
2017 Refinancing Tranche A-1 2.732%, 7/8/20	17	18
2017 Refinancing Tranche B-2 3.232%, 7/8/22	9	9
2017 Refinancing Tranche B-1 3.232%, 7/8/22	101	101
Western Digital Corp. Tranche B-2, 3.732%, 4/29/23	550	554

		1,153

Materials—0.1%
Huntsman International LLC Tranche B, 3.982%, 4/1/23	176	178
Ineos U.S. Finance LLC Tranche 2022 3.732%, 3/31/22	25	25

		203

Telecommunication Services—0.4%
Level 3 Financing, Inc. Tranche B, 3.227%, 2/22/24	553	555
Neustar, Inc.
Tranche B1 0.000%, 9/2/19(9)	90	91
Tranche B2, 0.000%, 3/1/24(9)	190	193

	PAR VALUE		VALUE
Telecommunication Services—continued
Sprint Communications, Inc. 3.500%, 2/2/24	$225		$225
UPC Financing Partnership 3.662%, 4/15/25	285		286

			1,350

Utilities—0.6%
Calpine Corp. Tranche 2016, 3.900%, 5/31/23	670		674
Helix Gen Funding LLC Tranche 0.000%, 3/9/24(9)	60		61
NRG Energy, Inc. 3.232%, 6/30/23	998		1,004
Vistra Operations Company LLC
3.732%, 8/4/23	234		233
Tranche C, 3.732%, 8/4/23	54		53
4.193%, 12/14/23	83		83

			2,108
TOTAL LOAN AGREEMENTS (Identified Cost $21,291)			21,319

	SHARES
PREFERRED STOCKS—0.4%

Financials—0.4%
Bank of New York Mellon Corp. (The) Series E, 4.950%(2)	390	(7)	402
Citigroup, Inc. Series T, 6.250%(2)	660	(7)	713
JPMorgan Chase & Co. Series Z, 5.300%(2)	50	(7)	52
Wells Fargo & Co. Series K, 7.980%(2)	325	(7)	338
TOTAL PREFERRED STOCKS (Identified Cost $1,439)			1,505

EXCHANGE-TRADED FUND—0.9%
PowerShares Senior Loan Portfolio(8)	143,000		3,326
TOTAL EXCHANGE-TRADED FUND (Identified Cost $3,346)			3,326
TOTAL LONG TERM INVESTMENTS—98.4%
(Identified Cost $359,422)			359,957

See Notes to Financial Statements

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	SHARES	VALUE
SHORT-TERM INVESTMENT—1.6%

Money Market Mutual Fund—1.6%
JPMorgan U.S. Government Money Market Fund – Institutional Shares (seven-day effective yield 0.622%)(8)	5,758,228	$5,758
TOTAL SHORT-TERM INVESTMENT (Identified Cost $5,758)		5,758
TOTAL INVESTMENTS—100.0%
(Identified Cost $365,180)		365,715	(1)
Other assets and liabilities, net—0.0%		109

NET ASSETS—100.0%		$365,824

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
GNMA	Government National Mortgage Association (“Ginnie Mae”)
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2017.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to a value of $151,997 or 41.5% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Interest payments may be deferred.
(6)	No contractual maturity date.
(7)	Value shown as par value.
(8)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(9)	This loan will settle after March 31, 2017, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(10)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$93,356	$—	$93,356	$—
Corporate Bonds And Notes	86,044	—	86,044	—
Foreign Government Securities	202	—	202	—
Loan Agreements	21,319	—	21,319	—
Mortgage-Backed Securities	122,615	—	121,980	635
Municipal Bonds	199	—	199	—
U.S. Government Securities	31,391	—	31,391	—
Equity Securities:
Preferred Stocks	1,505	—	1,505	—
Exchange-Traded Fund	3,326	3,326	—	—
Short-Term Investment	5,758	5,758	—	—

Total Investments	$365,715	$9,084	$355,996	$635

There were no transfers between Level 1 and Level 2 related to securities held as of March 31, 2017.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Mortgage-Backed Securities
Investments in Securities
Balance as of September 30, 2016:	$—
Accrued discount/(premium)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(c)	—
Purchases	635
Sales(b)	—
Transfers into Level 3(a)(d)	—
Transfers from Level 3(a)	—

Balance as of March 31, 2017	$635

(a)	“Transfers into and/or from” represent the ending value as of March 31, 2017, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydown on securities.
(c)	Included in the related net change in unrealized appreciation/(depreciation) in the Statements of Operations. The change in unrealized appreciation/(depreciation) on investments still held on March 31, 2017 was $0.
(d)	The transfers into Level 3 are due to a decrease in trading activities at period end.

None of the securities in this table are internally fair valued. The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

See Notes to Financial Statements

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—0.8%
U.S. Treasury Note
1.250%, 3/31/21	$765		$749
1.875%, 2/28/22	1,920		1,916
TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $2,666)			2,665

MUNICIPAL BONDS—0.1%

Michigan—0.0%
Tobacco Settlement Finance Authority Taxable Series A, 7.309%, 6/1/34	145		142

Virginia—0.1%
Tobacco Settlement Financing Corp. Series A-1, Taxable 6.706%, 6/1/46	325		272
TOTAL MUNICIPAL BONDS (Identified Cost $462)			414

FOREIGN GOVERNMENT SECURITIES—13.0%
Argentine Republic
144A 5.625%, 1/26/22(3)	465		477
144A 7.500%, 4/22/26(3)	1,765		1,877
144A 6.875%, 1/26/27(3)	655		664
Series NY 8.280%, 12/31/33	1,570		1,686
144A 7.125%, 7/6/36(3)	735		712
144A 7.625%, 4/22/46(3)	370		377
Bolivarian Republic of Venezuela 7.000%, 12/1/18	216		150
RegS 7.750%, 10/13/19(4)	202		114
RegS 7.650%, 4/21/25(4)	1,500		630
9.375%, 1/13/34	2,145		976
City of Buenos Aires 144A 7.500%, 6/1/27(3)	365		378
Dominican Republic 144A 6.875%, 1/29/26(3)	180		198
Federative Republic of Brazil 12.500%, 1/5/22	2,645	BRL	934
8.500%, 1/5/24	1,690	BRL	513
6.000%, 4/7/26	705		768
10.250%, 1/10/28	250	BRL	81
5.625%, 1/7/41	670		655
Federative Republic of Brazil Treasury Note Series F, 10.000%, 1/1/23	2,480	BRL	815
10.000%, 1/1/25	1,880	BRL	616
Kingdom of Bahrain 144A 7.000%, 10/12/28(3)	910		952
Kingdom of Jordan 144A 5.750%, 1/31/27(3)	1,075		1,056
Kingdom of Morocco 144A 5.500%, 12/11/42(3)	800		854
Kingdom of Qatar 144A 3.250%, 6/2/26(3)	480		477
Mongolia 144A 5.125%, 12/5/22(3)	425		402
Provincia de Buenos Aires 144A 9.125%, 3/16/24(3)	730		811

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—continued
144A 7.875%, 6/15/27(3)	$1,180		$1,198
Republic of Chile 5.500%, 8/5/20	474,000	CLP	757
Republic of Colombia 4.375%, 3/21/23	3,746,000	COP	1,187
3.875%, 4/25/27	810		807
9.850%, 6/28/27	946,000	COP	417
Republic of Costa Rica 144A 4.375%, 4/30/25(3)	795		751
144A 7.000%, 4/4/44(3)	200		202
Republic of Ecuador 144A 9.650%, 12/13/26(3)	1,210		1,255
Republic of El Salvador 144A 6.375%, 1/18/27(3)	1,405		1,264
Republic of Ghana 144A 10.750%, 10/14/30(3)	665		783
Republic of Indonesia
Series FR70, 8.375%, 3/15/24	9,640,000	IDR	770
Series FR56, 8.375%, 9/15/26	13,950,000	IDR	1,139
Republic of Iraq RegS 5.800%, 1/15/28(4)	610		540
Republic of Kazakhstan 144A 5.125%, 7/21/25(3)	245		266
Republic of South Africa
Series R203, 8.250%, 9/15/17	3,690	ZAR	276
Series R208, 6.750%, 3/31/21	6,720	ZAR	482
4.875%, 4/14/26	430		432
4.300%, 10/12/28	760		713
Republic of Turkey
6.250%, 9/26/22	515		551
4.875%, 10/9/26	2,440		2,355
6.000%, 3/25/27	790		822
4.875%, 4/16/43	945		813
Russian Federation
144A 7.850%, 3/10/18(3)	60,000	RUB	1,054
Series 6216 6.700%, 5/15/19	57,000	RUB	982
144A 4.875%, 9/16/23(3)	800		859
Sultanate of Oman 144A 4.750%, 6/15/26(3)	1,170		1,179
Ukraine 144A 7.750%, 9/1/26(3)	850		782
United Mexican States
Series M, 6.500%, 6/9/22	16,410	MXN	860
4.150%, 3/28/27	460		468
4.750%, 3/8/44	508		494
TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $43,684)			41,631

MORTGAGE-BACKED SECURITIES—13.3%

Agency—2.0%
FHLMC 3.500%, 4/1/46	1,216		1,244

	PAR VALUE	VALUE
Agency—continued
FNMA
4.000%, 10/1/44	$1,099	$1,153
3.500%, 9/1/45	1,876	1,921
3.500%, 1/1/46	1,033	1,057
3.500%, 5/1/46	1,002	1,026

		6,401

Non-Agency—11.3%
American Homes 4 Rent Trust
14-SFR2, C 144A 4.705%, 10/17/36(3)	915	954
15-SFR2, C 144A 4.691%, 10/17/45(3)	805	838
15-SFR1, A 144A 3.467%, 4/17/52(3)	676	685
Ameriquest Mortgage Securities, Inc. 03-AR3, M4 4.800%, 6/25/33(2)	1,135	1,127
AMSR Trust 16-SFR1, D 144A 3.343%, 11/17/33(2)(3)	765	771
Banc of America Funding Trust
04-D, 5A1 3.496%, 1/25/35(2)	860	808
05-1, 1A1 5.500%, 2/25/35	385	385
06-2, 3A1 6.000%, 3/25/36	184	189
Bank of America (Countrywide) Asset-Backed Certificates
05-1, AF5A 5.102%, 7/25/35(2)	926	960
05-12, 2A4 5.575%, 2/25/36(2)	18	18
Bank of America (Merrill Lynch – Countrywide) Alternative Loan Trust
04-22CB, 1A1 6.000%, 10/25/34	373	384
04-24CB, 1A1 6.000%, 11/25/34	85	88
Bank of America (Merrill Lynch) Commercial Mortgage Securities Trust 15-200P, A 144A 3.218%, 4/14/33(3)	705	709
Bayview Opportunity Master Fund Trust
04-B Trust, 16-SPL2, B1 144A 4.250%, 6/28/53(2)(3)	445	458
04-A Trust, 16-SPL1, B1 144A 4.250%, 4/28/55(3)	625	643
04-A Trust, 17-SPL1, B1 144A 4.250%, 10/28/64(2)(3)	493	508
Citigroup Mortgage Loan Trust, Inc.
05-5, 2A3 5.000%, 8/25/35	201	199

See Notes to Financial Statements

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—continued
15-A, A1 144A 3.500%, 6/25/58(2)(3)	$633	$640
Colony American Finance Ltd. 15-1, A 144A 2.896%, 10/15/47(3)	635	631
Colony Starwood Homes Trust 16-2A, C 144A 3.093%, 12/17/33(2)(3)	770	773
Commercial Mortgage Trust 07-GG11, AM 5.867%, 12/10/49(2)	600	607
Credit Suisse Commercial Mortgage-Backed Trust
06-08, 3A1 6.000%, 10/25/21	314	296
07-C5, A1AM 5.870%, 9/15/40(2)	939	892
Credit Suisse Mortgage Loan Trust 15-1, B4 144A 3.893%, 5/25/45(2)(3)	682	630
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.382%, 12/15/34(2)(3)	600	610
Galton Funding Mortgage Trust 17-1, A21 144A 3.500%, 7/25/56(3)	628	635
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	277	280
GSR Mortgage Loan Trust 06-1F, 2A4 6.000%, 2/25/36	315	272
Home Equity Loan Trust 03-HS3, AI4 5.550%, 9/25/33(2)	122	124
Jefferies Resecuritization Trust 14-R1, 2A1 144A 4.000%, 12/27/37(3)	217	214
JPMorgan Chase Commercial Mortgage Securities Trust 07-LDPX, AM 5.464%, 1/15/49(2)	641	641
JPMorgan Chase Mortgage Trust
14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	533	549
16-1, M2 144A 3.750%, 4/25/45(2)(3)	734	733
16-2, M2 144A 3.750%, 12/25/45(2)(3)	905	903
16-5, A1 144A 2.602%, 12/25/46(2)(3)	1,248	1,244
MASTR Alternative Loan Trust
05-5, 2A3 5.500%, 7/25/25	753	750
04-6, 7A1 6.000%, 7/25/34	941	931
05-2, 2A1 6.000%, 1/25/35	424	438

	PAR VALUE	VALUE
Non-Agency—continued
MASTR Reperforming Loan Trust 05-1, 1A5 144A 8.000%, 8/25/34(3)	$534	$553
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(2)(3)	285	287
Mill City Mortgage Loan Trust 16-1, M1 144A 3.150%, 4/25/57(2)(3)	525	509
Morgan Stanley Capital I Trust 07-IQ14, AM 5.778%, 4/15/49(2)	1,197	1,196
Motel 6 Trust 15-MTL6, D 144A 4.532%, 2/5/30(3)	1,080	1,087
New Residential Mortgage Loan Trust 16-4A, B1A 144A 4.500%, 11/25/56(3)	701	722
One Market Plaza Trust 17-1MKT, A 144A 3.614%, 2/10/32(3)	620	641
Resecuritization Pass-Through Trust 05-8R, A5 6.000%, 10/25/34	349	351
Residential Asset Securitization Trust 05-A1, A3 5.500%, 4/25/35	607	608
Sequoia Mortgage Trust
13-8, B1 3.535%, 6/25/43(2)	738	741
14-2, A1 144A 4.000%, 7/25/44(2)(3)	225	228
Towd Point Mortgage Trust
15-1, A2 144A 3.250%, 10/25/53(2)(3)	555	541
15-6, M1 144A 3.750%, 4/25/55(2)(3)	760	741
15-5, A2 144A 3.500%, 5/25/55(2)(3)	690	695
15-2, 1M1 144A 3.250%, 11/25/60(2)(3)	1,920	1,905
Vericrest Opportunity Loan Trust LI LLC 16-NP11, A1 144A 3.500%, 10/25/46(2)(3)	291	293
Vericrest Opportunity Loan Trust LLC
15-NPL2, A1 144A 3.375%, 2/25/55(2)(3)	324	323
15-NPL3, A1 144A 3.375%, 10/25/58(2)(3)	315	314
Vericrest Opportunity Loan Trust XXXV LLC 16-NPL9, A1 144A 3.500%, 9/25/46(2)(3)	264	264
Vericrest Opportunity Loan Trust XXXVII LLC 15-NP11, A1 144A 3.625%, 7/25/45(2)(3)	382	383
VSD 17-PLT1, A 3.600%, 12/25/43	367	366

	PAR VALUE	VALUE
Non-Agency—continued
Wells Fargo Commercial Mortgage Trust 15-LC20, B 3.719%, 4/15/50	$875	$868

		36,133
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $42,512)		42,534

ASSET-BACKED SECURITIES—2.3%
Carnow Auto Receivables Trust 16-1A, D 144A 7.340%, 11/15/21(3)	745	747
Citi Held For Asset Issuance 15-PM3, B 144A 4.310%, 5/16/22(3)	740	748
DB Master Finance LLC 15-A1, A2II 144A 3.980%, 2/20/45(3)	375	381
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	520	521
First Investors Auto Owner Trust 15-2A, E 144A 5.590%, 11/15/22(3)	950	951
Flagship Credit Auto Trust 14-1, E 144A 5.710%, 8/16/21(3)	665	684
Leaf Receivables Funding 10 LLC 15-1, E2 144A 6.000%, 6/15/23(3)	555	544
Leaf Receivables Funding 11 LLC 16-1, E2 144A 6.000%, 6/15/24(3)	290	268
Mariner Finance Issuance Trust 17-AA, A 144A 3.620%, 2/20/29(3)	775	779
TGIF Funding LLC 17-1A, A2 144A 6.202%, 4/30/47(3)	780	766
Trip Rail Master Funding LLC 11-1A, A1A 144A 4.370%, 7/15/41(3)	164	165
Wendy’s Funding LLC 15-1A, A2II 144A 4.080%, 6/15/45(3)	680	684
TOTAL ASSET-BACKED SECURITIES (Identified Cost $7,207)		7,238

CORPORATE BONDS AND NOTES—53.0%

Consumer Discretionary—6.9%
Altice Financing S.A. 144A 7.625%, 2/15/25(3)	715	758
American Greetings Corp. 144A 7.875%, 2/15/25(3)	300	316
Beazer Homes USA, Inc.
5.750%, 6/15/19	472	496
144A 6.750%, 3/15/25(3)	325	327
Brookfield Residential Properties, Inc. 144A 6.125%, 7/1/22(3)	185	191

See Notes to Financial Statements

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—continued
Cablevision Systems Corp. 5.875%, 9/15/22	$835	$844
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(10)	207	241
Caesars Entertainment Resort Properties LLC 8.000%, 10/1/20	320	335
Caesars Growth Properties Holdings LLC 9.375%, 5/1/22	785	846
CalAtlantic Group, Inc. 5.250%, 6/1/26	410	410
Cequel Communications Holdings I LLC
144A 5.125%, 12/15/21(3)	275	281
144A 5.125%, 12/15/21(3)	655	667
Clear Channel Worldwide Holdings, Inc.
Series B 7.625%, 3/15/20	880	891
Series A 7.625%, 3/15/20	320	319
Cooper-Standard Automotive, Inc. 144A 5.625%, 11/15/26(3)	540	541
Dana Financing Luxembourg S.a.r.l. 144A 5.750%, 4/15/25(3)	370	374
Diamond Resorts International, Inc. 144A 7.750%, 9/1/23(3)	60	63
Eagle II Acquisition Co., LLC 144A 6.000%, 4/1/25(3)	125	129
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	365	370
Goodyear Tire & Rubber Co. (The) 4.875%, 3/15/27	455	456
Hilton Worldwide Finance LLC
144A 4.625%, 4/1/25(3)	210	213
144A 4.875%, 4/1/27(3)	130	132
Horton (D.R.), Inc. 4.750%, 2/15/23	620	660
iHeartCommunications, Inc.
9.000%, 12/15/19	550	470
9.000%, 3/1/21	220	168
International Game Technology plc 144A 6.250%, 2/15/22(3)	340	365
Landry’s, Inc. 144A 6.750%, 10/15/24(3)	215	224
M/I Homes, Inc. 6.750%, 1/15/21	525	552
MDC Holdings, Inc. 5.500%, 1/15/24	860	890
Meritor, Inc. 6.750%, 6/15/21	300	312
MPG Holdco I, Inc. 7.375%, 10/15/22	830	903
NCL Corp., Ltd. 144A 4.750%, 12/15/21(3)	650	661

	PAR VALUE	VALUE
Consumer Discretionary—continued
New York University 4.142%, 7/1/48	$545	$515
Pinnacle Entertainment, Inc. 144A 5.625%, 5/1/24(3)	350	356
QVC, Inc. 5.125%, 7/2/22	240	252
Scientific Games International, Inc.
6.625%, 5/15/21	540	509
144A 7.000%, 1/1/22(3)	590	632
SFR (Numericable) Group S.A. 144A 7.375%, 5/1/26(3)	905	936
Signet UK Finance plc 4.700%, 6/15/24	895	866
Six Flags Entertainment Corp. 144A 4.875%, 7/31/24(3)	610	604
TI Group Automotive Systems LLC 144A 8.750%, 7/15/23(3)	490	522
Toll Brothers Finance Corp.
5.625%, 1/15/24	175	185
4.875%, 11/15/25	195	197
TRI Pointe Group, Inc. 5.875%, 6/15/24	445	461
VTR Finance BV 144A 6.875%, 1/15/24(3)	600	625
Wyndham Worldwide Corp. 4.500%, 4/1/27	210	212
Ziggo Secured Finance BV 144A 5.500%, 1/15/27(3)	890	892

		22,169

Consumer Staples—1.5%
Dole Food Co., Inc.
144A 7.250%, 5/1/19(3)	545	557
144A 7.250%, 6/15/25(3)	575	576
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(3)	485	495
MARB BondCo plc 144A 7.000%, 3/15/24(3)	200	199
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(3)	340	344
Post Holdings, Inc.
144A 5.000%, 8/15/26(3)	620	595
144A 5.750%, 3/1/27(3)	205	206
Safeway, Inc. 7.250%, 2/1/31	510	497
Tops Holding LLC 144A 8.000%, 6/15/22(3)	925	763
Whole Foods Market, Inc. 5.200%, 12/3/25	540	573

		4,805

Energy—14.2%
Afren plc 144A 11.500%, 2/1/16(3)(11)(12)	464	2
Alberta Energy Co., Ltd. 8.125%, 9/15/30	330	420

	PAR VALUE	VALUE
Energy—continued
Alta Mesa Holdings LP 144A 7.875%, 12/15/24(3)	$455	$475
American Midstream Partners LP 144A 8.500%, 12/15/21(3)	365	374
Anadarko Finance Co. Series B 7.500%, 5/1/31	245	310
Anadarko Petroleum Corp. 6.600%, 3/15/46	460	555
Antero Resources Corp. 5.625%, 6/1/23	490	503
Archrock Partners LP 6.000%, 10/1/22	740	733
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	305	310
Callon Petroleum Co. 144A 6.125%, 10/1/24(3)	265	277
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	675	680
Cheniere Corpus Christi Holdings LLC 144A 7.000%, 6/30/24(3)	680	752
Chesapeake Energy Corp. 6.625%, 8/15/20	445	447
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21(11)	725	339
Concho Resources, Inc. 5.500%, 4/1/23	295	306
CONSOL Energy, Inc. 5.875%, 4/15/22	325	323
Continental Resources, Inc. 4.500%, 4/15/23	305	299
Crestwood Midstream Partners LP 144A 5.750%, 4/1/25(3)	670	686
Denbury Resources, Inc. 5.500%, 5/1/22	360	283
Diamondback Energy, Inc.
144A 4.750%, 11/1/24(3)	110	111
144A 5.375%, 5/31/25(3)	645	664
Ecopetrol S.A.
5.875%, 9/18/23	615	667
5.375%, 6/26/26	910	931
Encana Corp. 3.900%, 11/15/21	320	327
Energy Transfer Equity LP 5.875%, 1/15/24	885	945
EnQuest plc PIK Interest Capitalization, 7.000%, 4/15/22(19)	922	721
EP Energy LLC
9.375%, 5/1/20	615	583
144A 8.000%, 11/29/24(3)	530	559
144A 8.000%, 2/15/25(3)	280	262
FTS International, Inc. 6.250%, 5/1/22	450	396
Gazprom Neft OAO 144A 6.000%, 11/27/23(3)(7)	255	276
Gazprom OAO 144A 4.950%, 2/6/28(3)(7)	750	752

See Notes to Financial Statements

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Energy—continued
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	$540	$561
Holly Energy Partners LP 144A 6.000%, 8/1/24(3)	65	68
HollyFrontier Corp. 5.875%, 4/1/26	900	955
KazMunayGas National Co. 144A 6.375%, 4/9/21(3)	450	495
Kinder Morgan, Inc. 7.750%, 1/15/32	890	1,110
Laredo Petroleum, Inc. 7.375%, 5/1/22	610	636
Lukoil International Finance BV 144A 4.563%, 4/24/23(3)	930	954
Matador Resources Co. 144A 6.875%, 4/15/23(3)	910	956
MEG Energy Corp. 144A 6.500%, 1/15/25(3)	450	452
MPLX LP 4.875%, 12/1/24	875	920
NGL Energy Partners LP 5. 125%, 7/15/19	925	932
Noble Holding International Ltd. 7.750%, 1/15/24	420	405
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(3)(7)	1,105	1,124
Occidental Petroleum Corp. 4.400%, 4/15/46	700	711
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)	1,013	380
Parker Drilling Co. 7.500%, 8/1/20	1,075	1,011
Parsley Energy LLC 144A 6.250%, 6/1/24(3)	285	304
Peabody Securities Finance Corp. 144A 6.000%, 3/31/22(3)	95	95
Pertamina Persero PT
144A 4.300%, 5/20/23(3)	600	620
144A 6.000%, 5/3/42(3)	400	425
144A 5.625%, 5/20/43(3)	320	329
Petrobras Global Finance BV
5.375%, 1/27/21	830	857
8.375%, 5/23/21	170	193
8.750%, 5/23/26	1,775	2,059
7.375%, 1/17/27	135	143
Petroleos de Venezuela S.A.
RegS 8.500%, 11/2/17(4)	89	74
144A 8.500%, 10/27/20(3)	177	133
144A 6.000%, 5/16/24(3)	1,580	582
Petroleos Mexicanos
6.875%, 8/4/26	1,185	1,315
6.500%, 6/2/41	465	460
5.500%, 6/27/44	650	574
PHI, Inc. 5.250%, 3/15/19	360	342

	PAR VALUE		VALUE
Energy—continued
QEP Resources, Inc.
6.875%, 3/1/21	$445		$475
5.250%, 5/1/23	572		564
Range Resources Corp. 144A 5.000%, 3/15/23(3)	835		826
Regency Energy Partners LP 5.000%, 10/1/22	1,010		1,074
RSP Permian, Inc. 144A 5.250%, 1/15/25(3)	480		486
Sabine Oil & Gas Corp. 7.250%, 6/15/19(11)(12)(18)	935		2
Sabine Pass Liquefaction LLC 144A 4.200%, 3/15/28(3)	320		315
SM Energy Co.
6.125%, 11/15/22	320		324
6.500%, 1/1/23	400		408
Southern Gas Corridor CJSC
144A 6.875%, 3/24/26(3)	400		440
144A 6.875%, 3/24/26(3)	495		544
State Oil Co. of the Azerbaijan Republic 6.950%, 3/18/30	855		904
Summit Midstream Holdings LLC (Summit Midstream Finance Corp.) 5.750%, 4/15/25	140		140
Sunoco LP 6.375%, 4/1/23	1,790		1,826
Transocean, Inc.
144A 9.000%, 7/15/23(3)	440		472
6.800%, 3/15/38	250		207
Weatherford International Ltd. 144A 9.875%, 2/15/24(3)	250		291
Whiting Petroleum Corp. 6.250%, 4/1/23	305		305
YPF S.A. 144A 8.500%, 3/23/21(3)	490		538

			45,584

Financials—10.5%
Akbank TAS 144A 7.500%, 2/5/18(3)	2,440	TRY	647
Allstate Corp. (The) 5.750%, 8/15/53(2)(6)	845		907
Ally Financial, Inc. 5.750%, 11/20/25	575		591
Ares Capital Corp. 3.625%, 1/19/22	465		461
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	725		744
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(3)	425		465
Banco de Bogota S.A. 144A 6.250%, 5/12/26(3)	730		764
Banco de Credito del Peru 144A 6.125%, 4/24/27(2)(3)	1,095		1,196

	PAR VALUE		VALUE
Financials—continued
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(2)(3)	$395		$433
Banco Nacional de Comercio Exterior SNC 144A 4.375%, 10/14/25(3)	550		559
Bancolombia S.A. 5.125%, 9/11/22	1,015		1,061
Bank of America Corp. 4.200%, 8/26/24	1,057		1,076
Bank of China Ltd. 144A 5.000%, 11/13/24(3)	875		930
Bonos del Banco Central de Chile En Pesos 4.500%, 6/1/20	185,000	CLP	293
Brookfield Finance LLC 4.000%, 4/1/24	575		578
Citigroup, Inc. 4.600%, 3/9/26	580		596
Compass Bank 3.875%, 4/10/25	900		883
Development Bank of Kazakhstan JSC 144A 4.125%, 12/10/22(3)	1,090		1,079
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	915		900
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	925		961
FS Investment Corp.
4.250%, 1/15/20	525		529
4.750%, 5/15/22	200		205
Genworth Holdings, Inc. 4.900%, 8/15/23	585		490
GrupoSura Finance S.A. 144A 5.500%, 4/29/26(3)	725		765
Icahn Enterprises LP 6.000%, 8/1/20	370		383
ICAHN Enterprises LP
5.875%, 2/1/22	510		520
144A 6.250%, 2/1/22(3)	195		198
ICICI Bank Ltd. 144A 4.000%, 3/18/26(3)	230		229
ING Groep N.V. 6.000%(2)(5)(6)	865		864
iStar, Inc.
5.000%, 7/1/19	605		613
6.000%, 4/1/22	200		203
Jefferies Group LLC 4.850%, 1/15/27	360		367
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	795		838
Leucadia National Corp. 5.500%, 10/18/23	575		612
Lincoln National Corp. 6.050%, 4/20/67(2)(6)	300		254
Morgan Stanley
144A 10.090%, 5/3/17(3)	2,400	BRL	765
4.350%, 9/8/26	415		422

See Notes to Financial Statements

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Financials—continued
Navient Corp.
6.500%, 6/15/22	$391	$395
7.250%, 9/25/23	190	192
OM Asset Management plc 4.800%, 7/27/26	785	781
Powszechna Kasa Oszczednosci Bank Polski S.A. 144A 4.630%, 9/26/22(3)(7)	1,315	1,384
Prudential Financial, Inc. 5.875%, 9/15/42(2)	1,430	1,554
Santander Bank NA 8.750%, 5/30/18	400	429
Sberbank of Russia 144A 5.500%, 2/26/24(2)(3)(7)	450	464
Springleaf Finance Corp. 5.250%, 12/15/19	500	506
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)(3)	740	731
Tervita Escrow Corp. 144A 7.625%, 12/1/21(3)	120	125
Toronto-Dominion Bank (The) 3.625%, 9/15/31(2)	295	289
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	500	499
Vnesheconombank 144A 6.025%, 7/5/22(3)	435	468
Voya Financial, Inc. 5.650%, 5/15/53(2)	870	887

		32,085

Health Care—2.9%
Change Healthcare Holdings LLC 144A 5.750%, 3/1/25(3)	140	144
Community Health Systems, Inc.
5.125%, 8/1/21	165	164
6.875%, 2/1/22	420	361
6.250%, 3/31/23	100	102
Concordia International Corp.
144A 9.000%, 4/1/22(3)	185	134
144A 7.000%, 4/15/23(3)	175	35
Endo Finance LLC 144A 5.375%, 1/15/23(3)	660	573
Envision Healthcare Corp. 144A 6.250%, 12/1/24(3)	165	174
HCA, Inc. 5.375%, 2/1/25	435	454
Hill-Rom Holdings, Inc. 144A 5.000%, 2/15/25(3)	486	487
IASIS Healthcare LLC 8.375%, 5/15/19	545	525
inVentiv Group Holdings, Inc. 144A 7.500%, 10/1/24(3)	300	310

	PAR VALUE	VALUE
Health Care—continued
MEDNAX, Inc. 144A 5.250%, 12/1/23(3)	$395	$403
MPH Acquisition Holdings LLC 144A 7.125%, 6/1/24(3)	675	727
Ortho-Clinical Diagnostics, Inc. 144A 6.625%, 5/15/22(3)	710	664
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(3)	570	604
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(3)	912	983
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(3)	470	462
Tenet Healthcare Corp.
4.750%, 6/1/20	275	282
6.000%, 10/1/20	180	191
144A 7.500%, 1/1/22(3)	35	38
8.125%, 4/1/22	385	403
Valeant Pharmaceuticals International, Inc.
144A 6.375%, 10/15/20(3)	320	291
144A 7.500%, 7/15/21(3)	130	114
144A 5.625%, 12/1/21(3)	140	113
144A 6.500%, 3/15/22(3)	70	72
144A 5.875%, 5/15/23(3)	380	297
144A 7.000%, 3/15/24(3)	80	82

		9,189

Industrials—4.2%
Advanced Disposal Services, Inc. 144A 5.625%, 11/15/24(3)	120	121
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	575	565
Carpenter Technology Corp. 5.200%, 7/15/21	600	628
CEB, Inc. 144A 5.625%, 6/15/23(3)	610	664
Cemex Finance LLC 144A 6.000%, 4/1/24(3)	740	780
Continental Airlines Pass-Through-Trust 01-1, A1 6.703%, 6/15/21	56	59
Delhi International Airport Pvt Ltd. 144A 6.125%, 10/31/26(3)	250	270
DP World Ltd. 144A 6.850%, 7/2/37(3)	400	462
Embraer Netherlands Finance BV 5.400%, 2/1/27	370	382
GATX Corp. 3.250%, 9/15/26	125	119
Harland Clarke Holdings Corp.
144A 6.875%, 3/1/20(3)	595	605
144A 8.375%, 8/15/22(3)	140	144

	PAR VALUE	VALUE
Industrials—continued
Hawaiian Airlines Pass-Through Certificates 13-1, B 4.950%, 1/15/22	$731	$730
JBS Investments GmbH 144A 7.250%, 4/3/24(3)	865	900
Masco Corp. 5.950%, 3/15/22	640	719
Navistar International Corp. 8.250%, 11/1/21	570	573
New Enterprise Stone & Lime Co., Inc. 144A 10.125%, 4/1/22(3)	60	64
Owens Corning 3.400%, 8/15/26	900	871
Park Aerospace Holdings Ltd. 144A 5.500%, 2/15/24(3)	390	407
Pelabuhan Indonesia II PT 144A 4.250%, 5/5/25(3)	925	921
Prime Security Services Borrower LLC 144A 9.250%, 5/15/23(3)	490	538
SCF Capital Ltd. 144A 5.375%, 6/16/23(3)	470	486
Standard Industries, Inc. 144A 5.500%, 2/15/23(3)	225	230
TransDigm, Inc.
6.000%, 7/15/22	630	640
6.500%, 5/15/25	270	273
United Airlines Pass-Through Trust 14-1, B 4.750%, 4/11/22	409	417
Wheels Up Finance I LLC 7.555%, 6/1/24(2)(12)	855	850

		13,418

Information Technology—1.7%
Blackboard, Inc. 144A 9.750%, 10/15/21(3)	503	503
Broadcom Corp.
144A 3.000%, 1/15/22(3)	250	249
144A 3.625%, 1/15/24(3)	625	630
CDW LLC (CDW Finance Corp.) 5.000%, 9/1/25	155	158
CommScope Technologies LLC 144A 5.000%, 3/15/27(3)	170	170
Diamond 1 Finance Corp.
144A 5.450%, 6/15/23(3)	150	162
144A 6.020%, 6/15/26(3)	145	158
144A 8.100%, 7/15/36(3)	295	371
DXC Technology Co. (Everett Spinco, Inc.) 144A 4.250%, 4/15/24(3)	178	181
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	425	441

See Notes to Financial Statements

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—continued
Rackspace Hosting, Inc. 144A 8.625%, 11/15/24(3)	$1,405	$1,484
Radiate Holdco LLC 144A 6.625%, 2/15/25(3)	930	920

		5,427

Materials—6.1%
AK Steel Corp.
7.500%, 7/15/23	385	420
7.000%, 3/15/27	630	631
Aleris International, Inc. 144A 9.500%, 4/1/21(3)	393	424
Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)	1,460	1,528
Alpha 3 BV 144A 6.250%, 2/1/25(3)	155	157
ArcelorMittal 6.125%, 6/1/25	945	1,054
Ardagh Packaging Finance plc 144A 6.000%, 2/15/25(3)	270	274
Berry Plastics Corp. 5.125%, 7/15/23	610	627
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(2)(3)(6)	525	594
BlueScope Steel Finance Ltd. 144A 6.500%, 5/15/21(3)	500	526
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	455	469
Equate Petrochemical BV 144A 4.250%, 11/3/26(3)	765	765
Fortescue Metals Group Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(3)	375	430
Freeport-McMoRan, Inc.
3.550%, 3/1/22	255	238
3.875%, 3/15/23	385	356
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	635	692
Gerdau Trade, Inc. 144A 5.750%, 1/30/21(3)	150	157
Glencore Funding LLC 144A 4.000%, 3/27/27(3)	950	937
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(3)	910	914
Kraton Polymers LLC 144A 7.000%, 4/15/25(3)	1,120	1,139
Mercer International, Inc. 144A 6.500%, 2/1/24(3)	95	95
Novelis Corp.
144A 6.250%, 8/15/24(3)	60	63
144A 5.875%, 9/30/26(3)	700	716
Office Cherifien des Phosphates (OCP) S.A. 144A 5.625%, 4/25/24(3)	690	735

	PAR VALUE	VALUE
Materials—continued
Owens-Brockway Glass Container, Inc. 144A 6.375%, 8/15/25(3)	$620	$664
Reynolds Group Issuer, Inc.
144A 5.125%, 7/15/23(3)	150	154
144A 7.000%, 7/15/24(3)	25	27
Rusal Capital DAC 144A 5.125%, 2/2/22(3)	930	936
Severstal OAO 144A 5.900%, 10/17/22(3)(7)	275	301
Severstal Oao Via Steel Capital S.A. 144A 3.850%, 8/27/21(3)(7)	620	621
Silgan Holdings, Inc. 144A 4.750%, 3/15/25(3)	140	141
Standard Industries, Inc. 144A 6.000%, 10/15/25(3)	450	465
Vale Overseas Ltd.
5.875%, 6/10/21	535	573
6.250%, 8/10/26	500	543
Vedanta Resources plc 144A 6.000%, 1/31/19(3)	995	1,025

		19,391

Real Estate—1.6%
CyrusOne LP 144A 5.375%, 3/15/27(3)	220	223
EPR Properties 4.750%, 12/15/26	815	820
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(3)	605	611
Hospitality Properties Trust 4.950%, 2/15/27	925	949
MPT Operating Partnership LP 5.500%, 5/1/24	455	463
Physicians Realty LP 4.300%, 3/15/27	277	277
Select Income REIT 4.500%, 2/1/25	900	904
Uniti Group, Inc. (Communications Sales & Leasing, Inc.) 144A 7.125%, 12/15/24(3)	900	916

		5,163

Telecommunication Services—2.3%
Altice Financing S.A. 144A 6.625%, 2/15/23(3)	650	678
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	5,000MXN	249
AT&T, Inc.
4.250%, 3/1/27	470	477
5.250%, 3/1/37	155	158
4.800%, 6/15/44	580	543
5.650%, 2/15/47	300	314
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	665	574

	PAR VALUE	VALUE
Telecommunication Services—continued
Empresa Nacional de Telecomunicaciones S.A. 144A 4.875%, 10/30/24(3)	$430	$444
Frontier Communications Corp.
6.250%, 9/15/21	370	346
10.500%, 9/15/22	695	707
GTH Finance BV 144A 7.250%, 4/26/23(3)	700	772
Qwest Corp. 7.250%, 9/15/25	400	438
Sprint Communications, Inc. 6.000%, 11/15/22	875	897
T-Mobile USA, Inc. 6.375%, 3/1/25	435	470
Zayo Group LLC
6.375%, 5/15/25	325	352
144A 5.750%, 1/15/27(3)	35	37

		7,456

Utilities—1.6%
AmeriGas Partners LP 5.500%, 5/20/25	340	339
Dynegy, Inc. 7.375%, 11/1/22	675	672
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)	600	607
Ferrellgas LP 144A 8.625%, 6/15/20(3)	155	149
Lamar Funding Ltd. 144A 3.958%, 5/7/25(3)	910	864
Majapahit Holding BV 144A 7.750%, 1/20/20(3)	795	899
Talen Energy Supply LLC 144A 4.625%, 7/15/19(3)	625	641
TerraForm Power Operating LLC 144A 6.375%, 2/1/23(2)(3)	860	898
Texas Competitive Electric Escrow 10.250%, 11/1/15(11)(12)(18)	200	—	(14)
Vistra Operations Company LLC ( Texas Competitive Electric Holdings Co. LLC) 144A 11.500%, 10/1/20(3)(11)(12)(18)	375	—	(14)

		5,069
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $170,139)		169,756

LOAN AGREEMENTS(2)—9.6%

Consumer Discretionary—2.2%
Advantage Sales & Marketing, Inc. Second Lien, 7.500%, 7/25/22	370	361

See Notes to Financial Statements

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—continued
Affinity Gaming LLC 4.524%, 7/1/23	$537	$541
Bass Pro Group LLC 6.147%, 12/15/23	915	883
Caesars Entertainment Operating Co., Inc. Tranche B-6, 1.500%, 3/1/20(10)	484	561
Caesars Entertainment Resort Properties LLC Tranche B, 7.000%, 10/11/20	749	755
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	347	350
Floor & Decor Outlets of America, Inc. 5.250%, 9/30/23	495	498
Gateway Casinos & Entertainment Ltd. Tranche B-1, 4.800%, 2/22/23	140	142
Graton Economic Development Authority Tranche B, 5.405%, 9/1/22	220	223
Harbor Freight Tools USA, Inc. 4.232%, 8/18/23	336	336
Laureare Education, Inc. 2021 Extended, 8.509%, 3/17/21	760	768
Leslies Poolmart, Inc. Tranche B-1, 4.774%, 8/16/23	303	305
Mohegan Tribal Gaming Authority Tranche B, 5.500%, 10/13/23	449	451
Transtar Holding Co. 0.000%, 10/9/19(8)(11)(12)	380	4
U.S. Farathane LLC Tranche B-3, 5.147%, 12/23/21	480	485
UFC Holdings LLC First Lien, 4.250%, 8/18/23	359	362

		7,025

Consumer Staples—1.0%
Albertson’s LLC Tranche B-4 3.982%, 8/25/21	662	666
Amplify Snack Brands, Inc. 6.500%, 9/2/23	766	746
Chobani LLC First Lien, 5.250%, 10/9/23	152	153
Coty, Inc. Tranche B, 3.311%, 10/27/22	117	118
Galleria Co. Tranche B, 3.813%, 9/29/23	237	239
JBS USA Lux S.A. 3.289%, 10/30/22	210	211

	PAR VALUE	VALUE
Consumer Staples—continued
Kronos, Inc. Second Lien, 9.284%, 11/1/24	$193	$200
Milk Specialties Co. 5.147%, 8/16/23	557	563
TKC Holdings, Inc. First Lien, 4.750%, 2/1/23	270	273

		3,169

Energy—0.8%
California Resources Corp. 11.375%, 12/31/21	420	466
Chesapeake Energy Corp. Tranche A, 8.553%, 8/23/21	122	130
Contura Energy, Inc. 6.000%, 3/18/24	805	801
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	520	500
Peabody Energy Corp. First Lien, 5.500%, 2/8/22	390	391
Seadrill Operating LP 4.147%, 2/21/21	495	338

		2,626

Financials—0.3%
Avolon TLB Borrower 1 (US) LLC Tranche B-2, 0.000%, 3/21/22(8)	15	15
Lonestar Intermediate Super Holdings LLC 10.000%, 8/31/21	460	479
Walter Investment Management Corp. Tranche B, 4.750%, 12/18/20	655	567

		1,061

Health Care—1.1%
21st Century Oncology Holdings, Inc. Tranche B, 7.275%, 4/30/22(15)	159	145
American Renal Holdings, Inc. Tranche B, First Lien, 4.750%, 8/20/19	168	168
Change Healthcare Holdings, Inc. 3.750%, 3/1/24	330	331
CHG Healthcare Services, Inc. First Lien, 4.750%, 6/7/23	477	484
HLF Financing S.a.r.l. Senior Lien, 6.482%, 2/15/23	220	221
Inventiv Group Holdings, Inc. 4.804%, 11/9/23	223	225
MMM Holdings, Inc. 10.250%, 6/30/19	201	199

	PAR VALUE	VALUE
Health Care—continued
MPH Acquisition Holdings LLC 4.897%, 6/7/23	$198	$201
MSO of Puerto Rico, Inc. 10.250%, 6/30/19	146	145
NVA Holdings, Inc. Second Lien, 8.147%, 8/14/22	569	575
Quorum Health Corp. 6.789%, 4/29/22	244	239
U.S. Renal Care, Inc. First Lien, 5.397%, 12/30/22	637	599

		3,532

Industrials—1.2%
84 Lumber Co. 6.750%, 10/25/23	730	739
Coinstar LLC Tranche B, First Lien 5.250%, 9/27/23	278	281
Husky Injection Molding Systems Ltd. 4.250%, 6/30/21	495	498
Navistar, Inc. Tranche B, 5.000%, 8/7/20	448	453
PAE Holding Corp. First Lien, 6.500%, 10/20/22	243	245
Quikrete Holdings, Inc. First Lien, 4.232%, 11/15/23	75	76
Sedgwick Claims Management Services, Inc. Second Lien, 6.804%, 2/28/22	1,105	1,108
Zodiac Pool Solutions LLC First Lien, 5.647%, 12/20/23	419	423

		3,823

Information Technology—1.5%
Applied Systems, Inc. Second Lien, 7.647%, 1/24/22	284	287
Avaya, Inc. 0.000%, 1/24/18(8)	235	242
Blackboard, Inc. Tranche B-4, First Lien, 6.023%, 6/30/21	555	555
Donnelley Financial Solutions, Inc. Tranche B, 5.000%, 9/29/23	168	170
First Data Corp. 2022-C, 3.984%, 7/8/22	870	877
Mitchell International, Inc. Second Lien, 8.539%, 10/11/21	382	384
Presidio LLC Tranche B, First Lien, 4.250%, 2/2/22	597	604

See Notes to Financial Statements

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—continued
Rackspace Hosting, Inc. Tranche B, First Lien, 4.535%, 11/3/23	$276	$279
Sungard Availability Services Capital, Inc. Tranche B, 0.000%, 3/29/19(8)	625	607
Veritas US, Inc. Tranche B-1, 6.772%, 1/27/23	817	812

		4,817

Materials—0.9%
Anchor Glass Container Corp.
First Lien, 4.250%, 12/7/23	188	189
Second Lien, 8.750%, 12/7/24	202	207
CPI Acquisition, Inc. First Lien, 5.834%, 8/17/22	1,049	980
DuBois Chemicals, Inc.
First Lien, 1.000%, 3/15/24	30	30
First Lien, 4.881%, 3/15/24	125	126
Ineos U.S. Finance LLC New 2022 3.732%, 3/31/22	56	56
MacDermid, Inc. Tranche B-5, 4.500%, 6/7/20	429	434
New Arclin U.S. Holdings Corp. First Lien, 5.670%, 2/14/24	180	182
Omnova Solutions, Inc. Tranche B-2, 5.250%, 8/25/23	590	597
PQ Corp. Tranche B-1, 5.289%, 11/4/22	122	124

		2,925

Real Estate—0.1%
Capital Automotive LP Tranche B, Second Lien, 7.000%, 3/24/25	255	258

Telecommunication Services—0.2%
Neustar, Inc.
Tranche B2, 0.000%, 3/1/24(8)	200	203
Tranche B, Second Lien, 0.000%, 2/28/25(8)	235	238

		441

Utilities—0.3%
APLP Holdings LP 6.000%, 4/13/23	637	643
Helix Gen Funding LLC Tranche 0.000%, 3/9/24(8)	25	25

	PAR VALUE		VALUE
Utilities—continued
Vistra Operations Company LLC
3.732%, 8/4/23	$324		$324
Tranche C, 3.732%, 8/4/23	73		74

			1,066
TOTAL LOAN AGREEMENTS (Identified Cost $30,890)			30,743

	SHARES
PREFERRED STOCKS—3.8%

Energy—0.3%
PTT Exploration & Production PCL Series Y, 144A, 4.875%(2)(3)	905	(9)	926

Financials—3.0%
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(2)	265	(9)	265
Citigroup, Inc. Series J, 7.125%	46,600		1,346
Citigroup, Inc. Series T, 6.250%(2)	1,010	(9)	1,091
Citizens Financial Group, Inc. 5.500%(2)	920	(9)	948
JPMorgan Chase & Co. Series Z, 5.300%(2)	175	(9)	181
KeyCorp Series D, 5.000%(2)	735	(9)	730
M&T Bank Corp. Series F, 5.125%(2)	930	(9)	925
PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)	965	(9)	960
PNC Financial Services Group, Inc. (The) Series S, 5.000%(2)	775	(9)	771
SunTrust Bank, Inc. 5.625%(2)	260	(9)	272
Wells Fargo & Co. Series K, 7.980%(2)	950	(9)	989
Zions Bancorp 6.950%	38,525		1,124

			9,602

Industrials—0.5%
General Electric Co. Series D, 5.000%(2)	1,485	(9)	1,565
TOTAL PREFERRED STOCKS (Identified Cost $11,459)			12,093

COMMON STOCKS—0.2%

Consumer Discretionary—0.0%
Mark IV Industries(17)	446		15

	SHARES	VALUE
Energy—0.2%
Linn Energy, Inc.(17)	11,739	$340
Pacific Exploration and Production Corp.(17)	3,405	106

		446

Utilities—0.0%
Vistra Energy Corp.(17)	6,252	102
TOTAL COMMON STOCKS (Identified Cost $617)		563
AFFILIATED MUTUAL FUND—2.9%
Virtus Newfleet Credit Opportunities Fund Class R6(13)	934,418	9,335
TOTAL AFFILIATED MUTUAL FUND (Identified Cost $9,341)		9,335

RIGHTS—0.0%
Vistra Energy Corp.(17)	6,252	9
TOTAL RIGHTS (Identified Cost $5)		9
TOTAL LONG TERM INVESTMENTS—99.0%
(Identified Cost $318,982)		316,981	(16)
TOTAL INVESTMENTS—99.0%		316,981	(1)
(Identified Cost $318,982)
Other assets and liabilities, net—1.0%		3,195

NET ASSETS—100.0%		$320,176

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2017.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to a value of $136,947 or 42.8% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	This loan will settle after March 31, 2017, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	Security in default, a portion of the interest payments are being received during the bankruptcy proceedings.
(11)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(12)	Illiquid security.
(13)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(14)	Amount is less than $500.
(15)	Security in default, interest payments are being received during the bankruptcy proceedings.
(16)	All or a portion of the Fund’s assets have been segregated for delayed delivery securities.
(17)	Non-income producing.
(18)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(19)	100% of the income received was in cash.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

Country Weightings†
United States	66%
Argentina	3
Brazil	3
Colombia	2
Mexico	2
Russia	2
Turkey	2
Other	20
Total	100%
† % of total investments as of March 31, 2017

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$7,238	$—	$7,238	$—
Corporate Bonds And Notes	169,756	—	168,902	854
Foreign Government Securities	41,631	—	41,631	—
Loan Agreements	30,743	—	29,999	744
Mortgage-Backed Securities	42,534	—	42,534	—
Municipal Bonds	414	—	414	—
U.S. Government Securities	2,665	—	2,665	—
Equity Securities:
Affiliated Mutual Fund	9,335	9,335	—	—
Common Stocks	563	548	—	15
Preferred Stocks	12,093	2,470	9,623	—
Rights	9	—	—	9

Total Investments	$316,981	$12,353	$303,006	$1,622

There were no transfers between Level 1 and Level 2 related to securities held as of March 31, 2017.

See Notes to Financial Statements

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Total	Asset-Backed Securities	Common Stocks	Corporate Bonds And Notes	Loan Agreements	Rights
Investments in Securities
Balance as of September 30, 2016:	$1,614	$556	$13	$993	$52	$—
Accrued discount/(premium)	1	—	—	—	1	—
Realized gain (loss)	(486)	5	—	(491)	— (e)	—
Change in unrealized appreciation /(depreciation)(c)	320	(11)	2	355	(30)	4
Purchases	885	—	—	155	725	5
Sales(b)	(714)	(550)	—	(160)	(4)	—
Transfers into Level 3(a)(d)	2	—	—	2	—	—
Transfers from Level 3(a)	—	—	—	—	—	—

Balance as of March 31, 2017	$1,622	$—	$15	$854	$744	$9

(a)	“Transfers into and/or from” represent the ending value as of March 31, 2017, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydown on securities.
(c)	Included in the related net change in unrealized appreciation/(depreciation) in the Statements of Operations. The change in unrealized appreciation/(depreciation) on investments still held as of March 31, 2017, was $(163).
(d)	The transfer into Level 3 is due to a security default.
(e)	Amount is less than $500.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

See Notes to Financial Statements

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES—0.2%

Non-Agency—0.2%
Home Equity Loan Trust 07-HSA3, AI4 6.110%, 6/25/37(2)	$1,112	$1,120
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $1,105)		1,120

CORPORATE BONDS AND NOTES—5.6%

Consumer Discretionary—1.0%
Boyd Gaming Corp. 6.875%, 5/15/23	365	395
IHO Verwaltungs GmbH PIK Interest Capitalization 144A 4.125%, 9/15/21(3)(4)	330	332
NCL Corp., Ltd. 144A 4.750%, 12/15/21(3)	660	672
PetSmart, Inc. 144A 7.125%, 3/15/23(3)	905	862
Scientific Games International, Inc. 144A 7.000%, 1/1/22(3)	720	771
SFR (Numericable) Group S.A. 144A 6.000%, 5/15/22(3)	1,505	1,565
TRI Pointe Group, Inc. 4.875%, 7/1/21	1,165	1,203

		5,800

Consumer Staples—0.3%
Dole Food Co., Inc.
144A 7.250%, 5/1/19(3)	880	899
144A 7.250%, 6/15/25(3)	855	857

		1,756

Energy—1.6%
Alta Mesa Holdings LP 144A 7.875%, 12/15/24(3)	765	799
Antero Midstream Partners LP 144A 5.375%, 9/15/24(3)	430	439
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	895	902
Chesapeake Energy Corp. 6.625%, 8/15/20	905	908
Denbury Resources, Inc. 5.500%, 5/1/22	690	542
Diamondback Energy, Inc. 144A 4.750%, 11/1/24(3)	170	172
EP Energy LLC
144A 8.000%, 11/29/24(3)	835	881
144A 8.000%, 2/15/25(3)	560	524
FTS International, Inc.
144A 8.631%, 6/15/20(2)(3)	1,120	1,135
6.250%, 5/1/22	825	726
MEG Energy Corp. 144A 6.500%, 1/15/25(3)	630	632
Newfield Exploration Co. 5.750%, 1/30/22	580	618
Noble Holding International Ltd. 7.750%, 1/15/24	180	174

	PAR VALUE	VALUE
Energy—continued
Peabody Securities Finance Corp. 144A 6.000%, 3/31/22(3)	$70	$70
Range Resources Corp. 144A 5.000%, 8/15/22(3)	600	597
RSP Permian, Inc. 144A 5.250%, 1/15/25(3)	480	486

		9,605

Financials—0.5%
iStar Financial, Inc. 4.875%, 7/1/18	785	793
iStar, Inc. 5.000%, 7/1/19	430	435
Springleaf Finance Corp. 5.250%, 12/15/19	1,410	1,426

		2,654

Health Care—0.6%
Capsugel S.A. PIK Interest Capitalization, 144A 7.000%, 5/15/19(3)(4)	270	269
Community Health Systems, Inc. 6.250%, 3/31/23	320	328
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(3)	435	461
Tenet Healthcare Corp.
5.000%, 3/1/19	415	418
4.631%, 6/15/20(2)	730	738
6.000%, 10/1/20	435	461
Valeant Pharmaceuticals International, Inc. 144A 5.375%, 3/15/20(3)	750	674

		3,349

Industrials—0.5%
American Airlines Group, Inc. 144A 4.625%, 3/1/20(3)	460	467
Harland Clarke Holdings Corp. 144A 8.375%, 8/15/22(3)	285	293
Standard Industries, Inc. 144A 5.500%, 2/15/23(3)	555	567
Wheels Up Finance I LLC 7.555%, 6/1/24(2)(7)	1,695	1,687

		3,014

Information Technology—0.1%
First Data Corp.
144A 5.000%, 1/15/24(3)	600	613
144A 5.750%, 1/15/24(3)	225	233

		846

Materials—0.7%
Ardagh Packaging Finance plc
144A 4.250%, 9/15/22(3)	200	202
144A 6.000%, 2/15/25(3)	785	796

	PAR VALUE	VALUE
Materials—continued
Hexion U.S. Finance Corp. 6.625%, 4/15/20	$645	$595
Reynolds Group Issuer, Inc.
144A 4.523%, 7/15/21(2)(3)	1,500	1,538
144A 5.125%, 7/15/23(3)	575	592
Vedanta Resources plc 144A 6.000%, 1/31/19(3)	685	706

		4,429

Telecommunication Services—0.2%
T-Mobile USA, Inc. 6.000%, 4/15/24	1,090	1,165

Utilities—0.1%
Talen Energy Supply LLC 144A 4.625%, 7/15/19(3)	780	799
Vistra Operations Company LLC (Texas Competitive Electric Holdings Co. LLC) 144A 11.500%, 10/1/20(3)(7)(10)(11)	9,165	7

		806
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $33,160)		33,424

LOAN AGREEMENTS(2)—98.4%

Consumer Discretionary—26.8%
Accuride International, Inc. 8.147%, 11/17/23	1,646	1,648
Advantage Sales & Marketing, Inc. Second Lien, 7.500%, 7/25/22	890	868
Affinity Gaming LLC 4.524%, 7/1/23	1,028	1,035
Altice U.S. Finance I Corp.
2016 Refinancing, 3.982%, 1/15/25	1,630	1,631
Tranche B 0.000%, 7/28/25(6)	40	40
AMC Entertainment Holdings, Inc. 3.733%, 12/15/23	438	443
American Axle & Manufacturing, Inc. Tranche B, 3.240%, 3/8/24	1,410	1,411
Aristocrat Leisure Ltd. Tranche B-2, 3.143%, 10/20/21	2,129	2,144
Bass Pro Group LLC
5.897%, 6/8/18	3,575	3,591
6.147%, 12/15/23	3,500	3,380
Boyd Gaming Corp. Refinancing Tranche B, 3.447%, 9/15/23	1,450	1,461
Caesars Entertainment Operating Co., Inc.
Tranche B-4, 1.500%, 10/31/17(5)	890	1,106
Tranche B-5, 0.000%, 3/1/20(6)(10)	300	341

See Notes to Financial Statements

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—continued
Tranche B-6, 1.500%, 3/1/20(5)	$2,415	$2,802
Tranche B-7, 1.500%, 3/1/20(5)	1,199	1,462
Caesars Entertainment Resort Properties LLC Tranche B, 7.000%, 10/11/20	3,881	3,910
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	1,223	1,233
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	946	950
CBS Radio, Inc. Tranche B, 4.500%, 10/17/23	592	597
CDS U.S. Intermediate Holdings, Inc. First Lien, 5.147%, 7/8/22	1,589	1,603
Charter Communications Operating LLC
Tranche F-1, 2.990%, 1/3/21	6,085	6,107
Tranche H-1, 2.990%, 1/15/22	1,093	1,097
Tranche I-1, 3.232%, 1/15/24	1,335	1,343
Citycenter Holdings LLC Tranche B 3.732%, 10/16/20	2,056	2,080
Cooper-Standard Automotive, Inc. Tranche B-1, 3.897%, 11/2/23	1,368	1,384
Coral-US Co-Borrower LLC Tranche B-1 5.732%, 12/30/22	2,184	2,207
CSC Holdings LLC 2016 Extended, 3.943%, 10/11/24	3,321	3,320
Dell International LLC Tranche B, 3.490%, 9/7/23	7,627	7,668
Delta 2 (Lux) S.a.r.l. Tranche B-3, 4.568%, 2/1/24	2,168	2,170
El Dorado Resorts, Inc.
4.250%, 7/25/22	1,027	1,027
Tranche B, 0.000%, 3/15/24(6)	1,135	1,135
Federal-Mogul Corp. Tranche C, 4.750%, 4/15/21	4,406	4,397
Floor & Decor Outlets of America, Inc. 4.500%, 4/28/17	1,629	1,639
Gates Global LLC Tranche B-1, 4.408%, 7/6/21	2,986	2,995
Gateway Casinos & Entertainment Ltd. Tranche B-1, 4.800%, 2/22/23	825	835

	PAR VALUE	VALUE
Consumer Discretionary—continued
Graton Economic Development Authority Tranche B, 5.741%, 9/1/22	$943	$953
Greektown Holdings LLC Tranche B, 0.000%, 3/21/24(6)	861	862
Harbor Freight Tools USA, Inc. 4.232%, 8/18/23	2,435	2,435
Hilton Worldwide Finance LLC Tranche B-2 2.982%, 10/25/23	6,723	6,783
iHeartCommunications, Inc. Tranche D, 7.732%, 1/30/19	5,288	4,562
Intelsat Jackson Holdings S.A. Tranche B-2, 3.887%, 6/30/19	1,838	1,804
KAR Auction Services, Inc. Tranche B-2, 4.188%, 3/11/21	2,514	2,541
Laureare Education, Inc. 2021 Extended, 8.655%, 3/17/21	2,757	2,785
Leslies Poolmart, Inc. Tranche B-1, 4.774%, 8/16/23	1,585	1,594
Libbey Glass, Inc. 3.989%, 4/9/21	1,354	1,364
Lions Gate Entertainment Corp. Tranche B, 3.982%, 12/8/23	1,330	1,340
MCC LLC Tranche H, 3.450%, 1/29/21	1,618	1,629
McGraw-Hill Global Education Holdings LLC Tranche B, First Lien, 5.000%, 5/4/22	1,774	1,758
Mediacom Illinois LLC Tranche K 3.200%, 2/15/24	2,289	2,305
Metaldyne LLC 3.750%, 10/20/21	2,565	2,568
MGM Growth Properties Operating Partnership LP Tranche B, 3.482%, 4/25/23	2,496	2,511
Michaels Stores, Inc. Tranche B-1, 3.750%, 1/30/23	3,216	3,211
Mohegan Tribal Gaming Authority Tranche B, 5.500%, 10/13/23	1,451	1,458
Neiman Marcus Group 4.250%, 10/25/20	1,811	1,461
Nexstar Broadcasting, Inc.
Mission Broadcasting, Inc. Tranche B 3.943%, 1/17/24	116	117
Tranche B, 3.943%, 1/17/24	1,198	1,210
Party City Holdings, Inc. 2016 Replacement, 3.945%, 8/19/22	2,741	2,738

	PAR VALUE	VALUE
Consumer Discretionary—continued
Penn National Gaming, Inc. Tranche B, 3.524%, 1/19/24	$630	$635
PetSmart, Inc. Tranche B-2, 4.020%, 3/11/22	2,437	2,333
Scientific Games International, Inc. Tranche B-3, 4.878%, 10/1/21	2,160	2,190
Serta Simmons Bedding LLC First Lien, 4.538%, 11/8/23	1,714	1,722
ServiceMaster Co. Tranche C, 3.482%, 11/8/23	5,088	5,143
SFR (Numericable) Group S.A.
Tranche B-1 5.289%, 1/15/24	2,159	2,167
Tranche B-11, 0.000%, 6/22/25(6)	3,320	3,314
Sinclair Television Group, Inc. Tranche B, 3.240%, 1/3/24	4,505	4,521
Station Casinos LLC Tranche B, 3.450%, 6/8/23	2,291	2,297
TI Group Auto Systems LLC 3.732%, 6/30/22	1,125	1,130
Transtar Holding Co.
8.250%, 4/20/17(7)(10)	260	260
First Lien, 9.500%, 10/9/18(10)	1,422	940
0.000%, 10/9/19(6)(7)(10)	460	5
Tribune Media Co.
Tranche B, 3.982%, 12/27/20	167	169
Tranche C, 3.982%, 1/26/24	2,089	2,106
UFC Holdings LLC First Lien 4.250%, 8/18/23	2,311	2,326
University Support Services LLC 6.400%, 7/6/22	1,281	1,301
Univision Communications, Inc. First Lien, 3.750%, 3/15/24	9,520	9,475

		161,083

Consumer Staples—6.7%
Albertson’s LLC
Tranche B-4 3.982%, 8/25/21	2,246	2,259
Tranche B-5, 4.401%, 12/21/22	2,025	2,040
Amplify Snack Brands, Inc. 6.500%, 9/2/23	1,741	1,695
Aramark Intermediate HoldCo Corp. Tranche B, 2.983%, 3/8/24	1,400	1,411
Charger OpCo B.V. Tranche B-1, 3.688%, 7/2/22	664	669
Chobani LLC First Lien, 5.250%, 10/9/23	400	405
Coty, Inc. Tranche B, 3.483%, 10/27/22	840	845

See Notes to Financial Statements

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Staples—continued
Crossmark Holdings, Inc.
First Lien, 4.647%, 12/20/19(7)	$1,938	$1,550
Second Lien, 8.750%, 12/21/20(7)	520	337
Dole Food Co., Inc.
Tranche B, 4.833%, 11/1/18	2,144	2,148
0.000%, 3/24/24(6)	2,780	2,800
Galleria Co. Tranche B, 4.000%, 9/29/23	1,698	1,715
Hostess Brands LLC Tranche B, First Lien, 4.000%, 8/3/22	2,697	2,727
JBS USA Lux S.A. 3.483%, 10/30/22	3,330	3,347
Kronos, Inc.
First Lien, 5.034%, 11/1/23	3,824	3,851
Second Lien, 9.284%, 11/1/24	965	998
Milk Specialties Co. 5.147%, 8/16/23	1,174	1,186
NVA Holdings, Inc. Tranche B-2, First Lien, 4.647%, 8/14/21	572	578
Prestige Brands, Inc. Tranche B-4, 3.732%, 1/26/24	780	788
Reynolds Group Holdings, Inc. 3.982%, 2/5/23	4,991	5,016
Rite Aid Corp. Tranche 2, Second Lien, 4.875%, 6/21/21	1,150	1,155
TKC Holdings, Inc. First Lien, 4.750%, 2/1/23	1,395	1,411
US Foods, Inc. 3.732%, 6/27/23	1,459	1,475

		40,406

Energy—3.5%
Blackhawk Mining LLC First Lien, 10.500%, 2/17/22	691	673
Chesapeake Energy Corp. Tranche A, 8.553%, 8/23/21	325	347
Chief Exploration & Development LLC Second Lien, 7.932%, 5/16/21	1,639	1,601
Contura Energy, Inc. 6.000%, 3/13/24	3,100	3,085
Drillships Financing Holding, Inc. (Ocean Rig) Tranche B-1, 6.063%, 3/31/21(10)	1,713	1,232
Drillships Ocean Ventures, Inc. 5.563%, 7/25/21(10)	746	678
Fieldwood Energy LLC
8.000%, 8/31/20	733	697
First Lien, 8.375%, 9/30/20	989	861

	PAR VALUE	VALUE
Energy—continued
Second Lien, 8.375%, 9/30/20	$1,623	$1,181
Gavilan Resources LLC Second Lien, 7.000%, 3/1/24	790	783
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	2,045	1,968
MEG Energy Corp. 4.540%, 12/31/23	2,992	2,997
Paragon Offshore Finance Co. 5.750%, 7/16/21(12)	1,712	677
Peabody Energy Corp. First Lien, 0.000%, 2/8/22(6)	1,480	1,483
Seadrill Operating LP 4.147%, 2/21/21	4,040	2,758

		21,021

Financials—4.3%
AlixPartners LLP 2017 Refinancing, 0.000%, 7/28/22(6)	3,130	3,145
Asurion LLC
Tranche B-2, 4.232%, 7/8/20	705	710
Tranche B-4, 4.250%, 8/4/22	1,633	1,643
Avolon TLB Borrower 1 (US) LLC Tranche B-2, 3.728%, 1/20/22	130	132
Delos Finance S.a.r.l. 3.397%, 10/6/23	2,212	2,240
Harland Clarke Holdings Corp. Tranche B-6 6.647%, 2/9/22	1,919	1,937
iStar, Inc. 4.750%, 7/1/20	461	467
Lightstone HoldCo., LLC
Tranche B, 5.539%, 1/30/24	712	718
Tranche C, 5.539%, 1/30/24	44	44
Lonestar Intermediate Super Holdings LLC 10.000%, 8/31/21	1,205	1,256
Trans Union LLC Tranche B-2, 3.482%, 4/9/23	5,134	5,174
VF Holdings Corp. Tranche B-1, First Lien, 4.250%, 6/30/23	1,023	1,029
Walter Investment Management Corp. Tranche B, 4.750%, 12/18/20	4,662	4,034
Ziggo Secured Finance Partnership Tranche E, 3.412%, 4/15/25	2,995	2,996

		25,525

	PAR VALUE	VALUE
Health Care—12.7%
21st Century Oncology Holdings, Inc. Tranche B, 7.275%, 4/30/22(12)	$1,333	$1,217
Acadia Healthcare Co., Inc. Tranche B-2, 3.982%, 2/16/23	2,060	2,075
Akorn, Inc. 5.250%, 4/16/21	2,180	2,208
Alere, Inc. Tranche B, 4.250%, 6/20/22	2,739	2,750
American Renal Holdings, Inc. Tranche B, First Lien, 4.750%, 8/20/19	1,386	1,389
Amneal Pharmaceuticals LLC Tranche B, 4.650%, 11/1/19	1,849	1,856
Ardent Legacy Acquisitions, Inc. 6.647%, 8/4/21	1,536	1,538
Capsugel Holdings LLC 4.000%, 7/31/21	3,162	3,169
Change Healthcare Holdings, Inc. 3.750%, 3/1/24	3,290	3,299
CHG Healthcare Services, Inc. First Lien, 4.750%, 6/7/23	356	361
Community Health Systems, Inc.
Tranche G, 3.777%, 12/31/19	1,275	1,269
2021 Tranche H, 4.027%, 1/27/21	5,528	5,462
Concordia International Corp. 5.250%, 10/21/21	1,215	855
DaVita HealthCare Partners, Inc. Tranche B, 3.732%, 6/24/21	3,068	3,109
DJO Finance 4.250%, 6/8/20	1,440	1,397
Endo Luxembourg Finance Co. S.a.r.l. Tranche B, 4.000%, 9/26/22	2,223	2,224
Envision Healthcare Corp. 4.150%, 12/1/23	2,041	2,061
Grifols Worldwide Operations Ltd. Tranche B, 3.197%, 1/31/25	820	822
HCA, Inc. Tranche B-9, 2.982%, 3/17/23	1,162	1,169
HLF Financing S.a.r.l. Senior Lien, 6.482%, 2/15/23	925	927
Iasis Healthcare LLC Tranche B-2, 4.500%, 5/3/18	1,941	1,946
Inventiv Group Holdings, Inc. 4.804%, 11/9/23	1,897	1,908
Jaguar Holding Company I 4.323%, 8/18/22	3,074	3,088
Kindred Healthcare, Inc. 4.688%, 4/9/21	1,144	1,148

See Notes to Financial Statements

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—continued
Mallinckrodt International S.A Tranche B, 3.897%, 9/24/24	$490	$490
MMM Holdings, Inc. 10.250%, 6/30/19	300	297
MPH Acquisition Holdings LLC 4.897%, 6/7/23	798	809
MSO of Puerto Rico, Inc. 10.250%, 6/30/19	218	216
National Mentor Holdings, Inc. Tranche B, 4.397%, 1/31/21	1,051	1,056
National Surgical Hospitals First Lien, 4.500%, 6/1/22	1,069	1,067
NVA Holdings, Inc. Second Lien, 8.147%, 8/14/22	1,263	1,275
Ortho-Clinical Diagnostics Holdings S.a.r.l. 4.750%, 6/30/21	3,146	3,134
Quintiles IMS, Inc. Tranche B-1 3.054%, 3/7/24	3,045	3,076
Quorum Health Corp. 6.789%, 4/29/22	1,483	1,452
Select Medical Corp. Tranche B, 4.590%, 3/6/24	1,515	1,532
Sterigenics-Nordion
0.000%, 5/15/22(6)	625	627
4.150%, 5/16/22	1,070	1,073
Surgery Center Holdings, Inc. First Lien, 4.750%, 11/3/20	1,439	1,457
Tenn Merger Sub, Inc. 3.750%, 2/6/24	1,942	1,931
U.S. Renal Care, Inc. First Lien, 5.397%, 12/30/22	3,231	3,040
Valeant Pharmaceuticals International, Inc. Series F, Tranche B, 5.740%, 4/1/22	6,553	6,579

		76,358

Industrials—14.7%
84 Lumber Co. 6.750%, 10/25/23	2,658	2,692
Accudyne Industries Borrower S.C.A. (Accudyne Industries LLC) 4.147%, 12/13/19	3,070	2,892
Advanced Disposal Services, Inc. 3.697%, 11/10/23	624	628
Air Canada 3.900%, 10/6/23	633	638
AlixPartners LLP 4.150%, 4/29/24	2,275	2,289
Alpha 3 B.V. Tranche B-1, 4.000%, 1/31/24	760	763
American Airlines, Inc.
2.982%, 6/27/20	2,286	2,288
Tranche B, 3.482%, 4/28/23	1,210	1,213

	PAR VALUE	VALUE
Industrials—continued
Apex Tool Group LLC 4.500%, 1/31/20	$1,819	$1,787
Brand Energy & Infrastructure Services, Inc. 4.867%, 11/26/20	2,430	2,440
Brickman Group Ltd. LLC (The)
First Lien, 4.007%, 12/18/20	3,763	3,779
Second Lien, 7.508%, 12/17/21	1,971	1,988
Casella Waste Systems, Inc. 4.000%, 10/17/23	1,192	1,202
Coinstar LLC Tranche B, First Lien 5.250%, 9/27/23	809	818
Columbus McKinnon Corp. 4.147%, 1/31/24	481	486
Filtration Group Corp. First Lien, 4.304%, 11/23/20	2,766	2,791
Fort Dearborn Holding Co., Inc. First Lien, 5.108%, 10/19/23	845	851
Gardner Denver, Inc. 4.409%, 7/30/20	3,050	3,049
GEO Group, Inc. 0.000%, 3/23/24(6)	1,140	1,149
Greatbatch Ltd. Tranche B, 4.500%, 10/27/22	777	778
Harland Clarke Holdings Corp. Tranche B-5, 7.147%, 12/31/21	357	361
HD Supply, Inc.
Tranche B-1, 3.732%, 8/13/21	2,228	2,248
Tranche B-2, 3.732%, 10/17/23	666	671
Headwaters, Inc. Tranche B-1, 4.000%, 3/24/22	3,051	3,059
Husky Injection Molding Systems Ltd. 4.250%, 6/30/21	3,603	3,625
MRC Global (U.S.), Inc. 5.000%, 11/8/19	2,434	2,452
Navistar, Inc. Tranche B, 5.000%, 8/7/20	1,518	1,537
NN, Inc.
0.000%, 3/27/21(6)	1,000	1,003
Tranche B, 5.232%, 10/19/22	1,435	1,437
ON Semiconductor Corp. 2017 New Replacement, 3.232%, 3/31/23	952	957
PAE Holding Corp. First Lien, 6.500%, 10/20/22	824	832
Prime Security Services Tranche B-1, First Lien, 4.250%, 5/2/22	2,437	2,465
Quikrete Holdings, Inc. First Lien, 4.232%, 11/15/23	3,617	3,655

	PAR VALUE	VALUE
Industrials—continued
Rexnord LLC Tranche B, First Lien, 3.815%, 8/21/23	$2,348	$2,359
Science Applications International Corp. Tranche B, 3.563%, 5/4/22	1,501	1,511
Sedgwick Claims Management Services, Inc.
First Lien, 3.750%, 3/1/21	3,453	3,456
Second Lien, 6.804%, 2/28/22	1,725	1,729
Siteone Supply Holding LLC Tranche B, 5.500%, 4/29/22	1,353	1,368
Spin Holdco, Inc. First Lien, 4.286%, 11/14/19	2,246	2,249
SRAM, LLC First Lien, 5.500%, 3/15/24	1,576	1,582
TransDigm, Inc.
Tranche D, 4.065%, 6/4/21	1,612	1,610
Tranche F, 3.982%, 6/9/23	6,014	5,998
United Airlines, Inc. Tranche B, 3.232%, 4/1/24	1,360	1,365
Waste Industries USA, Inc. Tranche B, 3.733%, 2/27/20	2,152	2,167
WEX, Inc. Tranche B 4.482%, 6/30/23	2,018	2,045
XPO Logistics, Inc. 3.108%, 11/1/21	680	683
Zodiac Pool Solutions LLC First Lien, 5.647%, 12/20/23	1,716	1,731

		88,676

Information Technology—9.3%
Abacus Innovations Corp. Tranche B, 3.250%, 8/16/23	1,406	1,421
Allflex Holdings III, Inc. First Lien, 4.583%, 7/17/20	1,544	1,554
Alorica, Inc. Tranche B, 5.732%, 6/30/22	378	384
Applied Systems, Inc. Second Lien, 7.647%, 1/24/22	1,145	1,157
Avaya, Inc.
8.500%, 1/24/18	1,025	1,057
Tranche B-7, 6.282%, 5/29/20(12)	934	747
Blackboard, Inc. Tranche B-4, First Lien, 6.023%, 6/30/21	5,716	5,707
BMC Software, Inc. 5.000%, 9/10/20	2,989	2,998
CCC Information Services 4.000%, 12/20/19	2,240	2,244

See Notes to Financial Statements

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—continued
Cologix, Inc.
Delayed Draw, 0.500%, 12/15/21	$560	$562
First Lien, 4.000%, 3/20/24	1,115	1,118
Second Lien, 8.000%, 3/20/25	180	180
Cypress Semiconductor Corp. 4.740%, 7/5/21	1,755	1,774
Donnelley Financial Solutions, Inc. Tranche B, 5.000%, 9/29/23	545	551
First Data Corp.
2021-C, 3.984%, 3/24/21	5,673	5,723
2022-C, 3.984%, 7/8/22	1,552	1,566
Go Daddy Operating Co., LLC
3.412%, 2/15/24	1,133	1,136
3.412%, 2/15/24	852	854
Infor U.S., Inc. Tranche B-6, 3.897%, 2/1/22	4,869	4,862
Masergy Communications, Inc. Tranche B, First Lien, 5.500%, 12/15/23	633	640
Mitchell International, Inc.
4.539%, 10/13/20	3,278	3,317
Second Lien, 8.539%, 10/11/21	1,291	1,299
MKS Instruments, Inc. Tranche B-2, 3.732%, 5/1/23	448	454
Presidio LLC Tranche B, First Lien, 4.348%, 2/2/22	1,254	1,268
Rackspace Hosting, Inc. Tranche B, First Lien, 4.535%, 11/3/23	1,966	1,983
Radiate Holdco LLC 3.982%, 2/1/24	1,579	1,589
Sophia L.P. 4.397%, 9/30/22	2,504	2,506
SS&C Technologies Holdings, Inc.
2017 Refinancing Tranche A-2 2.732%, 7/8/20	270	271
2017 Refinancing Tranche A-1 2.732%, 7/8/20	174	175
2017 Refinancing Tranche B-2 3.232%, 7/8/22	111	112
2017 Refinancing Tranche B-1 3.232%, 7/8/22	1,296	1,304
Veritas US, Inc. Tranche B-1, 6.772%, 1/27/23	3,222	3,203
Western Digital Corp. Tranche B-2, 3.732%, 4/29/23	2,344	2,361

		56,077

	PAR VALUE	VALUE
Materials—9.9%
American Builders & Contractors Supply Co., Inc. 3.732%, 10/31/23	$4,543	$4,560
Anchor Glass Container Corp.
First Lien, 4.250%, 12/7/23	1,005	1,014
Second Lien, 8.750%, 12/7/24	1,358	1,388
Berlin Packaging, Inc. S.a.r.l. First Lien, 4.500%, 10/1/21	1,867	1,880
Berry Plastics Corp.
Tranche K, 3.239%, 2/8/20	3,810	3,837
Tranche L, 3.239%, 1/6/21	1,843	1,855
Tranche I, 3.503%, 10/1/22	597	602
Tranche J, 3.524%, 1/19/24	275	277
Bway Corp. 4.233%, 3/23/24	1,830	1,827
CPG International, Inc. 4.897%, 9/30/20	1,738	1,745
CPI Acquisition, Inc. First Lien, 5.834%, 8/17/22	5,097	4,762
DuBois Chemicals, Inc.
First Lien, 1.000%, 3/15/24	155	156
First Lien, 4.881%, 3/15/24	610	616
Duke Finance LLC First Lien, 6.147%, 2/21/24	635	641
Fortescue Metals Group (FMG) Resources Property Ltd. 3.750%, 6/30/19	1,253	1,263
Huntsman International LLC Tranche B, 3.982%, 4/1/23	4,338	4,383
Ineos U.S. Finance LLC
New 2022 3.732%, 3/31/22	6,836	6,883
New 2024 3.732%, 4/1/24	519	522
Kraton Polymers LLC 5.000%, 1/6/22	1,248	1,262
MacDermid, Inc. Tranche B-5, 4.500%, 6/7/20	1,042	1,054
New Arclin U.S. Holdings Corp. First Lien, 5.670%, 2/14/24	710	717
Omnova Solutions, Inc. Tranche B-2, 5.250%, 8/25/23	2,829	2,864
PQ Corp. Tranche B-1, 5.289%, 11/4/22	616	625
Royal Holdings, Inc. 2017 Refinancing, First Lien, 4.397%, 6/20/22	2,107	2,131
Solenis International LP First Lien, 4.294%, 7/31/21	2,265	2,276
Summit Materials 3.732%, 7/18/22	3,492	3,526

	PAR VALUE	VALUE
Materials—continued
TricorBraun, Inc.
First Lien, 3.750%, 11/30/23	$181	$183
First Lien, 4.897%, 11/30/23	1,803	1,824
U.S. Farathane LLC Tranche B-3, 5.147%, 12/23/21	1,962	1,984
Univar USA, Inc. Tranche B-2, 3.732%, 7/1/22	2,834	2,844

		59,501

Real Estate—1.9%
Capital Automotive LP
Tranche B-2, First Lien 4.000%, 3/21/24	535	541
Tranche B, Second Lien, 7.000%, 3/21/25	1,005	1,019
Communications Sales & Leasing, Inc. 4.000%, 10/24/22	2,231	2,228
DTZ U.S. Borrower, LLC First Lien, 4.330%, 11/4/21	2,948	2,969
ESH Hospitality, Inc. 3.482%, 8/30/23	1,024	1,031
Realogy Group LLC Tranche B, 3.232%, 7/20/22	3,543	3,583

		11,371

Telecommunication Services—5.3%
Altice Financing S.A. Tranche 7, 5.289%, 7/28/25	2,135	2,137
Global Tel*Link Corp. First Lien, 5.000%, 5/23/20	1,773	1,773
Level 3 Financing, Inc. Tranche B, 3.227%, 2/22/24	9,712	9,740
Neustar, Inc.
Tranche B1 0.000%, 9/2/19(6)	390	396
Tranche B2, 0.000%, 3/1/24(6)	1,205	1,222
SBA Senior Finance II LLC Tranche B-1, 3.240%, 3/24/21	3,682	3,695
Securus Technologies Holdings, Inc.
First Lien, 4.750%, 4/30/20	1,474	1,476
First Lien, 5.397%, 4/30/20	755	756
Sprint Communications, Inc. 3.500%, 2/2/24	2,360	2,362
UPC Financing Partnership 3.662%, 4/15/25	5,995	6,021
Virgin Media Bristol LLC 3.662%, 1/31/25	2,310	2,319

		31,897

See Notes to Financial Statements

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Utilities—3.3%
APLP Holdings LP 6.000%, 4/13/23	$1,726	$1,744
Calpine Construction Finance Co., LP Tranche B-1, 3.230%, 5/3/20	4,625	4,631
Dayton Power And Light Co. 4.240%, 8/24/22	275	278
Dynegy, Inc. Tranche C-1, 4.250%, 6/27/23	3,952	3,968
Helix Gen Funding LLC Tranche 0.000%, 3/9/24(6)	130	132
NRG Energy, Inc. 3.232%, 6/30/23	6,108	6,141
Talen Energy Supply LLC 6.060%, 12/6/23	1,051	1,062
Vistra Operations Company LLC
3.732%, 8/4/23	1,362	1,361
Tranche C, 3.732%, 8/4/23	312	312
4.193%, 12/14/23	393	394

		20,023
TOTAL LOAN AGREEMENTS (Identified Cost $593,654)		591,938

	SHARES
COMMON STOCKS—0.4%

Energy—0.0%
Sabine Oil & Gas LLC(7)(13)	714	23

Utilities—0.4%
Vistra Energy Corp.(13)	152,810	2,491
TOTAL COMMON STOCKS (Identified Cost $2,441)		2,514

	SHARES	VALUE
AFFILIATED MUTUAL FUND—1.0%
Virtus Newfleet Credit Opportunities Fund Class R6(9)	610,288	$6,097
TOTAL AFFILIATED MUTUAL FUND (Identified Cost $6,100)		6,097

RIGHTS—0.0%
Vistra Energy Corp.(13)	152,810	217
TOTAL RIGHTS (Identified Cost $129)		217

WARRANTS—0.0%
Sabine Oil & Gas LLC(7)(13)	404	2
Sabine Oil & Gas LLC(7)(13)	2,268	11
TOTAL WARRANTS (Identified Cost $18)		13
TOTAL LONG TERM INVESTMENTS—105.6%
(Identified Cost $636,607)		635,323	(8)
TOTAL INVESTMENTS—105.6%
(Identified Cost $636,607)		635,323	(1)
Other assets and liabilities, net—(5.6)%		(33,687)

NET ASSETS—100.0%		$601,636

Abbreviation:

PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2017.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to a value of $19,910 or 3.3% of net assets.
(4)	100% of the income received was in cash.
(5)	Security in default, a portion of the interest payments are being received during the bankruptcy proceedings.
(6)	This loan will settle after March 31, 2017, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(7)	Illiquid security.
(8)	All or a portion of the Fund’s assets have been segregated as collateral for delayed delivery settlements and leverage.
(9)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(10)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(11)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(12)	Security in default, interest payments are being received during the bankruptcy proceedings.
(13)	Non-income producing.

Country Weightings†
United States	95%
Luxembourg	2
Canada	1
Cayman Islands	1
Netherlands	1
Total	100%
† % of total investments as of March 31, 2017

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2017	Level 1 Quoted Prices	Level 2 Significant Observable lnputs	Level 3 Significant Unobservable lnputs
Debt Securities:
Corporate Bonds And Notes	$33,424	$—	$31,731	$1,693
Loan Agreements	591,938	—	588,981	2,957
Mortgage-Backed Securities	1,120	—	1,120	—
Equity Securities:
Affiliated Mutual Fund	6,097	6,097	—	—
Common Stocks	2,514	2,491	—	23
Rights	217	—	—	217
Warrants	13	—	—	13

Total Investments	$635,323	$8,588	$621,832	$4,903

There were no transfers between Level 1 and Level 2 related to securities held as of March 31, 2017.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Total	Corporate Bonds	Loan Agreements	Common Stocks	Rights	Warrants
Investments in Securities
Balance as of September 30, 2016:	$1,846	$1,736	$110	$—	$—	$—
Accrued discount/(premium)	52	1	51	—	—	—
Realized gain (loss)	(1,239)	1	(1,240)	—	—	—
Change in unrealized appreciation (depreciation)(c)	988	(270)	1,187	(11)	87	(5)
Purchases	3,405	305	2,918	34	130	18
Sales(b)	(149)	(80)	(69)	—	—	—
Transfers into Level 3(a)	—	—	—	—	—	—
Transfers from Level 3(a)	—	—	—	—	—	—

Balance as of March 31, 2017	$4,903	$1,693	$2,957	$23	$217	$13

(a)	“Transfers into and/or from” represent the ending value as of March 31, 2017, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.”
(b)	Includes paydown on securities.
(c)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations. The change in unrealized appreciation (depreciation) on investments still held at March 31, 2017, was $(257).

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

See Notes to Financial Statements

VIRTUS NEWFLEET TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL BONDS(3)—96.1%

Alabama—1.0%
Pell City Special Care Facilities Financing Authority, Noland Health Services Revenue,
4.000%, 12/1/25	$500	$522
5.000%, 12/1/25	1,000	1,109

		1,631

Arizona—4.9%
Arizona Board of Regents, Arizona State University System Revenue,
5.000%, 7/1/36	1,000	1,143
5.000%, 7/1/37	360	411
Arizona Department of Transportation, State Highway Fund Revenue, 5.000%, 7/1/36	500	580
Arizona State Health Facilities Authority, Scottsdale Lincoln Hospital Revenue, 5.000%, 12/1/24	565	662
Maricopa County Industrial Development Authority, Banner Health Revenue 4.000%, 1/1/34	1,000	1,019
Mesa, City of, Excise Tax Revenue, 5.000%, 7/1/27	500	505
Northern Arizona University, Stimulus Plan for Economic and Educational Development Revenue,
5.000%, 8/1/24	1,115	1,288
5.000%, 8/1/25	2,290	2,643

		8,251

Arkansas—0.3%
University of Arkansas, Facility Revenue, 5.000%, 11/1/33	505	587

California—5.7%
California Health Facilities Financing Authority, Sutter Health Revenue, 5.000%, 11/15/30	600	695
California Municipal Finance Authority,
Bowles Hall Foundation Revenue, 4.000%, 6/1/21	100	105
Bowles Hall Foundation Revenue, 4.500%, 6/1/23	225	240
Bowles Hall Foundation Revenue, 4.500%, 6/1/24	150	160
Community Medical Centers Revenue 5.000%, 2/1/27	400	458

	PAR VALUE	VALUE
California—continued
California State Health Facilities Financing Authority, Providence St Joseph Health Revenue, 4.000%, 10/1/36	$275	$281
California Statewide Communities Development Authority, The Culinary Institute of America Revenue, 5.000%, 7/1/28	200	224
California, State of, General Obligation, 5.000%, 2/1/24	1,500	1,744
California, State of, Public Works Board, Judicial Council Projects Revenue, 5.000%, 3/1/27	500	571
Garden Grove Agency Community Development Successor Agency, Tax Allocation Revenue (BAM Insured), 5.000%, 10/1/30	1,000	1,157
Inglewood Redevelopment Agency Successor Agency, Subordinate Lien Merged Redevelopment Project, Tax Allocation Revenue (BAM Insured), 5.000%, 5/1/32	545	618
Oakland Unified School District, General Obligation, 5.000%, 8/1/30	500	588
Palm Desert Redevelopment Agency Successor Agency, Tax Allocation Revenue (BAM Insured), 5.000%, 10/1/28	250	294
San Diego Public Facilities Financing Authority Sewer Revenue, 5.000%, 5/15/32	2,000	2,355
Temecula Valley Unified School District Financing Authority, Special Tax Revenue (BAM Insured), 5.000%, 9/1/25	175	204

		9,694

Colorado—7.2%
Colorado State Health Facilities Authority, Catholic Health Initiatives Revenue, 6.250%, 10/1/33	650	688
Denver Convention Center Hotel Authority Revenue, Senior Lien, 5.000%, 12/1/27	400	449
E-470 Public Highway Authority Revenue,
5.000%, 9/1/20	340	375

	PAR VALUE	VALUE
Colorado—continued
(NATL Insured), 0.000%, 9/1/29	$665	$354
Public Authority For Colorado Energy, Natural Gas Purchase Revenue,
6.125%, 11/15/23	2,135	2,536
6.250%, 11/15/28	2,250	2,747
Regional Transportation District, Sales Tax Revenue, Fastracks Project, 5.000%, 11/1/32	1,195	1,387
University of Colorado, Enterprise Revenue,
5.000%, 6/1/19	625	677
(Pre-refunded 6/1/19 @100) 5.625%, 6/1/22	1,650	1,808
(Pre-refunded 6/1/21 @100) 5.000%, 6/1/24	1,000	1,144

		12,165

Connecticut—1.0%
Connecticut State Health & Educational Facility Authority, Hartford Healthcare Revenue, 5.000%, 7/1/25	1,500	1,722

District of Columbia—3.0%
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Second Lien, (AGC Insured) 6.500%, 10/1/41	4,000	5,088

Florida—8.4%
Brevard County Health Facilities Authority, Health First Revenue,
5.000%, 4/1/21	115	129
(Pre-refunded 4/1/19 @100), 7.000%, 4/1/39	1,050	1,171
Brevard County School Board, Certificates of Participation, 5.000%, 7/1/32	1,000	1,150
Broward County School Board, Certificates of Participation, 5.000%, 7/1/32	300	344
Central Florida Expressway Authority, Senior Lien Toll Revenue, 4.000%, 7/1/30	200	211
Lee County Transportation Facilities Revenue (AGM Insured), 5.000%, 10/1/19	400	437
Miami Beach Redevelopment Agency, Tax Increment Revenue, 5.000%, 2/1/32	300	335

See Notes to Financial Statements

VIRTUS NEWFLEET TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Florida—continued
Miami Beach, City of, Stormwater Revenue, 5.250%, 9/1/23	$1,265	$1,450
Miami-Dade County Aviation Revenue, 5.000%, 10/1/24	2,425	2,774
Miami-Dade County Educational Facilities Authority, University of Miami Revenue, 5.000%, 4/1/30	200	226
Miami-Dade County Expressway Authority, Toll Revenue, 5.000%, 7/1/33	455	517
Miami-Dade County School Board, Certificates of Participation, 5.000%, 2/1/34	1,700	1,902
Seminole County School Board, Certificates of Participation, 5.000%, 7/1/29	1,935	2,240
South Florida Water Management District, Certificates of Participation, 5.000%, 10/1/35	750	844
Tallahassee, City of, Health Facilities Revenue, Tallahassee Memorial Healthcare, 5.000%, 12/1/36	480	512

		14,242

Georgia—3.3%
Athens-Clarke County Unified Government, Water and Sewer Revenue (Pre-refunded 1/19/19 @100), 5.625%, 1/1/28	1,500	1,618
Atlanta Water & Wastewater Revenue, 5.000%, 11/1/31	650	754
DeKalb County Water & Sewer Revenue, 5.250%, 10/1/26	2,750	3,169

		5,541

Idaho—1.0%
Idaho Housing & Finance Association, Federal Highway Grant Anticipation Revenue, 4.500%, 7/15/29	1,500	1,632

Illinois—8.5%
Chicago O’Hare International Airport,
Customer Facilities Charge Revenue, Senior Lien, 5.000%, 1/1/21	1,250	1,371

	PAR VALUE	VALUE
Illinois—continued
General Revenue, Senior Lien, 5.250%, 1/1/29	$100	$120
Passenger Facilities Charge Revenue, 5.000%, 1/1/20	750	823
Chicago, City of,
Sales Tax Revenue, 5.000%, 1/1/21	750	810
Waterworks Revenue, Second Lien, 5.000%, 11/1/22	500	561
Waterworks Revenue, Second Lien, 5.000%, 11/1/30	500	550
Illinois Finance Authority,
KishHealth System Revenue (Escrowed to Maturity), 4.750%, 10/1/18	700	737
Rush University Medical Center Revenue (Pre-refunded 11/1/18 @100), 7.250%, 11/1/38	1,220	1,338
Rush University Medical Center Revenue, 5.000%, 11/15/21	250	284
Illinois State Toll Highway Authority, Toll Highway Revenue Senior Lien, 5.000%, 1/1/32	1,000	1,139
Illinois, State of, General Obligation,
5.000%, 4/1/22	815	861
5.000%, 2/1/26	1,490	1,549
5.000%, 2/1/27	1,250	1,308
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project Revenue (AGM Insured), 0.000%, 6/15/26	1,000	706
University of Illinois, Auxiliary Facilities System Revenue,
5.500%, 4/1/31	1,540	1,724
5.125%, 4/1/36	500	546

		14,427

Indiana—2.1%
Indiana Finance Authority, Indiana University Health Center Revenue, 5.000%, 12/1/22	800	925
Indianapolis Local Public Improvements Bond Bank Revenue, 5.000%, 6/1/19	2,500	2,693

		3,618

	PAR VALUE	VALUE
Iowa—1.5%
Iowa, State of, Prison Infrastructure Funding Revenue (Pre-refunded 6/15/20 @100), 5.000%, 6/15/27	$2,250	$2,510

Louisiana—0.7%
New Orleans Sewerage Service Revenue,
5.000%, 6/1/19	500	537
5.000%, 6/1/20	550	605

		1,142

Maine—1.5%
Portland, City of, General Airport Revenue,
5.000%, 7/1/26	1,000	1,121
5.000%, 7/1/29	580	639
5.000%, 7/1/30	770	847

		2,607

Maryland—3.5%
Baltimore Convention Center, Hotel Revenue Senior Lien (XLCA Insured),
5.250%, 9/1/22	400	401
5.250%, 9/1/23	1,500	1,503
Maryland Economic Development Corp., Exelon Generation Co. Revenue, 2.550%, 12/1/25(2)	500	498
Maryland Health & Higher Educational Facilities Authority,
Anne Arundel Health System Revenue (Pre-refunded 7/1/19 @100), 6.750%, 7/1/29	2,015	2,265
Anne Arundel Health System Revenue, 5.000%, 7/1/32	250	264
Medstar Health, Inc. Revenue, 5.000%, 8/15/26	800	925

		5,856

Michigan—1.6%
Michigan Finance Authority, Beaumont Health Credit Group Revenue, 5.000%, 8/1/27	1,250	1,423
Michigan State Building Authority, Facilities Program Lease Revenue,
5.000%, 4/15/25	500	590
4.000%, 10/15/36	500	511
Royal Oak Hospital Finance Authority, William Beaumont Hospital Revenue, 5.000%, 9/1/19	200	217

		2,741

See Notes to Financial Statements

VIRTUS NEWFLEET TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
New Jersey—4.4%
Camden County Improvement Authority Healthcare Redevelopment Project, Cooper Health System Revenue, 5.000%, 2/15/22	$950	$1,059
New Jersey Economic Development Authority, Cigarette Tax Revenue (AGM Insured), 5.000%, 6/15/22	3,000	3,352
New Jersey Housing & Mortgage Finance Agency, Mortgage Revenue, 4.375%, 4/1/28	1,915	1,995
Tobacco Settlement Financing Corp. Tobacco Settlement Revenue 5.000%, 6/1/41	1,000	971

		7,377

New York—12.2%
Buffalo & Erie County Industrial Land Development Corp., Catholic Health System Revenue, 5.000%, 7/1/23	550	626
Metropolitan Transportation Authority, Transportation Revenue,
6.250%, 11/15/23	605	653
(Pre-refunded 11/15/18 @100), 6.250%, 11/15/23	25	27
(Pre-refunded 11/15/18 @100), 6.250%, 11/15/23	2,510	2,723
New York City General Obligation,
6.250%, 10/15/28	40	43
(Pre-refunded 10/15/18 @100), 6.250%, 10/15/28	960	1,036
New York City Industrial Development Agency, Queens Baseball Stadium Project Revenue
(AGC Insured), 6.125%, 1/1/29	500	539
(AMBAC Insured), 5.000%, 1/1/20	900	902
(AMBAC Insured), 5.000%, 1/1/31	470	471
New York City Municipal Water Finance Authority, Water & Sewer System Revenue,
5.750%, 6/15/40	3,530	3,726
(Pre-refunded 6/15/18 @100), 5.500%, 6/15/21	500	528

	PAR VALUE	VALUE
New York—continued
(Pre-refunded 6/15/18 @100), 5.500%, 6/15/22	$1,000	$1,055
(Pre-refunded 6/15/18 @100), 5.625%, 6/15/24	1,050	1,109
(Pre-refunded 6/15/18 @100), 5.750%, 6/15/40	1,060	1,120
New York City Transitional Finance Authority, Subordinate Future Tax Secured Revenue 5.000%, 5/1/35	3,165	3,613
New York State Dormitory Authority,
New York University Hospitals Center Revenue, 5.000%, 7/1/33	150	169
Orange Regional Medical Center Revenue, 5.000%, 12/1/23(4)	300	333
New York Transportation Development Corp., Transportation Development Revenue, 5.000%, 8/1/26	250	263
Triborough Bridge & Tunnel Authority, Toll Revenue Subordinate Lien, 5.000%, 11/15/23	750	878
TSASC, Inc., Tobacco Settlement Revenue, 5.000%, 6/1/34	190	212
Utility Debt Securitization Authority Restructuring Charge, Electric Revenue, 5.000%, 6/15/26	500	593

		20,619

North Dakota—0.8%
Barnes County North Public School District Building Authority, Lease Revenue, 4.250%, 5/1/27	1,330	1,357

Ohio—2.7%
New Albany Community Authority, Community Facilities Revenue, 5.000%, 10/1/24	1,250	1,438
Ohio State Juvenile Correction Facilities Project, Lease Revenue,
5.000%, 10/1/20	465	521
5.000%, 10/1/21	1,080	1,237
5.000%, 10/1/22	1,135	1,323

		4,519

	PAR VALUE	VALUE
Oklahoma—0.8%
Oklahoma State Turnpike Authority, Turnpike Revenue, Second Senior Lien, 5.000%, 1/1/29	$1,250	$1,392

Oregon—0.9%
Oregon Facilities Authority, University of Portland Revenue, 5.000%, 4/1/30	240	274
Oregon, State of, General Obligation, 5.000%, 5/1/33	1,095	1,281

		1,555

Pennsylvania—4.3%
Butler County Hospital Authority, Butler Health System Revenue, 5.000%, 7/1/30	250	276
Delaware River Joint Toll Bridge Commission, Bridge System Revenue, 5.000%, 7/1/34	250	286
Pennsylvania Turnpike Commission, Turnpike Revenue Subordinate Lien,
5.250%, 12/1/31	2,000	2,244
6.000%, 12/1/34	1,235	1,408
0.000%, 12/1/38	2,000	2,378
(Pre-refunded 12/1/20 @ 100), 6.000%, 12/1/34	250	291
(Pre-refunded 12/1/20 @ 100), 6.000%, 12/1/34	265	309

		7,192

South Carolina—0.9%
Dorchester County, Water & Sewer Revenue, 5.000%, 10/1/28	1,020	1,175
South Carolina Association of Governmental Organizations Educational Facilities Corp., for Pickens School District Lease Revenue, 5.000%, 12/1/24	250	294

		1,469

Tennessee—1.2%
Chattanooga-Hamilton County Hospital Authority, Erlanger Health System Revenue, 5.000%, 10/1/26	1,000	1,105
Tennessee Housing Development Agency, Residential Finance Program Revenue,
2.050%, 7/1/20	635	641
2.300%, 1/1/21	365	370

		2,116

See Notes to Financial Statements

VIRTUS NEWFLEET TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Texas—8.8%
Forney Independent School District, General Obligation (PSF Guaranteed) (Pre-refunded 8/15/18 @100), 5.750%, 8/15/33	$750	$798
Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System (Pre-refunded 12/1/18 @ 100), 7.250%, 12/1/35	2,525	2,782
Hidalgo County Drain District No. 1, General Obligation, 5.000%, 9/1/28	1,000	1,170
La Joya Independent School District, General Obligation (PSF Guaranteed), 5.000%, 2/15/20	1,000	1,101
North Texas Tollway Authority, Senior Lien Toll Revenue, 5.000%, 1/1/30	400	462
Southmost Regional Water Authority, Desalination Plant Project Revenue
(AGM Insured), 5.000%, 9/1/25	1,015	1,157
(AGM Insured), 5.000%, 9/1/23	1,085	1,238
Texas Municipal Gas Acquisition & Supply, Gas Supply Revenue,
Corp. I, Senior Lien, 6.250%, 12/15/26	1,580	1,866
Corp. II, 1.437%, 9/15/27(2)	3,000	2,811
Upper Trinity Regional Water District Authority, Regional Treated Supply System Revenue (BAM Insured), 5.000%, 8/1/24	1,340	1,569

		14,954

Vermont—0.3%
Burlington, City of, Airport Revenue (AGM Insured), 5.000%, 7/1/24	200	223

	PAR VALUE	VALUE
Vermont—continued
Vermont Educational & Health Buildings Financing Agency, University of Vermont Health Network Revenue, 5.000%, 12/1/35	$300	$330

		553

Virginia—1.4%
Riverside Regional Jail Authority, Jail Facility Revenue, 5.000%, 7/1/26	1,250	1,478
Virginia College Building Authority, Marymount University Revenue,
5.000%, 7/1/20(4)	200	213
5.000%, 7/1/21(4)	400	431
5.000%, 7/1/22(4)	195	211

		2,333

Washington—1.1%
King County Sewer Revenue 5.000%, 7/1/36	1,630	1,860

West Virginia—0.3%
Monongalia County Building Commission, Monongalia Health System Revenue, 5.000%, 7/1/23	400	457

Wisconsin—0.8%
Public Finance Authority,
Renown Regional Medical Center Revenue, 5.000%, 6/1/33	1,000	1,102
Waste Management, Inc. Revenue, 2.875%, 5/1/27	250	241

		1,343
TOTAL MUNICIPAL BONDS (Identified Cost $156,579)		162,550
TOTAL LONG TERM INVESTMENTS—96.1%
(Identified Cost $156,579)		162,550

	SHARES	VALUE
SHORT-TERM INVESTMENT—2.7%

Money Market Mutual Fund—2.7%
BlackRock Liquidity Funds MuniCash Portfolio – Institutional Shares (seven-day effective yield 0.629%)(5)	4,570,359	$4,571
TOTAL SHORT-TERM INVESTMENT (Identified Cost $4,571)		4,571
TOTAL INVESTMENTS—98.8% (Identified Cost $161,150)		167,121	(1)
Other assets and liabilities, net—1.2%		1,982

NET ASSETS—100.0%		$169,103

Abbreviations:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Municipal Insured
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
XLCA	XL Capital Assurance

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2017.
(3)	At March 31, 2017, 21.0% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the Insurers concentration exceeds 10% of the Fund’s net assets.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to a value of $2,666 or 1.6% of net assets.
(5)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

VIRTUS NEWFLEET TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Municipal Bonds	$162,550	$—	$162,550
Equity Securities:
Short-Term Investment	4,571	4,571	—

Total Investments	$167,121	$4,571	$162,550

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2017.

See Notes to Financial Statements

VIRTUS RAMPART LOW VOLATILITY EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2017

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUND—97.4%
PowerShares S&P 500 Low Volatility Portfolio(3)(4)	54,098	$2,352
TOTAL EXCHANGE-TRADED FUND (Identified Cost $2,365)		2,352

	CONTRACTS
PURCHASED OPTION—0.0%

Call Option—0.0%
CBOE Volatility Index expiration 04/05/17 strike price $13	12	—	(2)
TOTAL PURCHASED OPTION—0.0% (Premiums Paid $—(2))		—	(2)
TOTAL LONG TERM INVESTMENTS—97.4%
(Identified Cost $2,365)		2,352	(1)
TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—97.4%
(Identified Cost $2,365)		2,352	(1)

	CONTRACTS	VALUE
WRITTEN OPTIONS—(0.0)%

Call Option—(0.0)%
S&P 500® Index expiration 04/07/17 strike price $2445	2	$—	(2)
S&P 500® Index expiration 04/13/17 strike price $2455	2	—	(2)
S&P 500® Index expiration 04/21/17 strike price $2420	3	—	(2)
S&P 500® Index expiration 04/28/17 strike price $2420	2	(1)
TOTAL WRITTEN OPTIONS—(0.0)% (Premiums Received $1)		(1)
TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—97.4%
(Identified Cost $2,364)		2,351	(1)
Other assets and liabilities, net—2.6%		63

NET ASSETS—100.0%		$2,414

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Amount is less than $500.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(4)	All or a portion of the security is segregated as collateral for written options.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2017		Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Fund	$2,352		$2,352
Purchased Option	—	*	—	*

Total Investments before Written Options	$2,352		$2,352

Written Options	$(1)		$(1)

Total Investments Net of Written Options	$2,351		$2,351

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2017.

*	Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

MARCH 31, 2017

(Reported in thousands except shares and per share amounts)

	Horizon Wealth Masters Fund	Newfleet Bond Fund		Newfleet CA Tax-Exempt Bond Fund
Assets
Investment in unaffiliated securities at value(1)(2)	$83,137	$70,426		$26,569
Investments in affiliated securities at value(3)	—	1,178		—
Cash	277	586		443
Receivables
Investment securities sold	4,980	762		676
Fund shares sold	32	22		—	(5)
Dividends and interest receivable	67	624		349
Securities lending receivable	40	—		—
Prepaid expenses	3	2		1
Prepaid trustee retainer	20	51		22
Other assets	3	3		1

Total assets	88,559	73,654		28,061

Liabilities
Payables
Fund shares repurchased	78	106		27
Investment securities purchased	4,575	376		79
Collateral on securities loaned	6,736	—		—
Dividend distributions	—	8		6
Investment advisory fees	52	7		3
Distribution and service fees	26	15		4
Administration fees	9	8		3
Transfer agent fees and expenses	17	23		4
Trustees’ fees and expenses	— (5)	—	(5)	—	(5)
Professional fees	18	17		21
Trustee deferred compensation plan	3	3		1
Other accrued expenses	5	2		1

Total liabilities	11,519	565		149

Net Assets	$77,040	$73,089		$27,912

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$67,864	$77,234		$26,924
Accumulated undistributed net investment income (loss)	(42)	170		34
Accumulated undistributed net realized gain (loss)	(6,924)	(4,886)		171
Net unrealized appreciation (depreciation) on investments	16,142	571		783

Net Assets	$77,040	$73,089		$27,912

Class A
Net asset value (net assets/shares outstanding) per share	$16.06	$11.14		$11.65
Maximum offering price per share NAV/(1–2.75%)	$—	$—		$11.98
Maximum offering price per share NAV/(1–3.75%)	$—	$11.57		$—
Maximum offering price per share NAV/(1–5.75%)	$17.04	$—		$—
Shares of beneficial interest outstanding, par value(4), unlimited authorization	1,380,046	3,563,614		1,537,025
Net Assets	$22,166	$39,708		$17,903
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$15.73	$10.89		$—
Shares of beneficial interest outstanding, par value(4), unlimited authorization	1,481,767	722,955		—
Net Assets	$23,312	$7,871		$—
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$16.09	$11.32		$11.62
Shares of beneficial interest outstanding, par value(4), unlimited authorization	1,961,755	2,244,240		861,123
Net Assets	$31,562	$25,410		$10,009
Class R6
Net asset value (net assets/shares outstanding) and offering price per share	$—	$11.33		$—
Shares of beneficial interest outstanding, par value(4), unlimited authorization	—	8,857		—
Net Assets	$—	$100		$—

(1) Investment in unaffiliated securities at cost	$66,995	$69,854		$25,786
(2) Market value of securities on loan	$6,597	$—		$—
(3) Investment in affiliated securities at cost	$—	$1,179		$—
(4) All of the Funds on this page with the exception of the Newfleet Bond Fund have no par value. Newfleet Bond Fund has a par value of $1.00.
(5) Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

MARCH 31, 2017

(Reported in thousands except shares and per share amounts)

	Newfleet High Yield Fund	Newfleet Low Duration Income Fund	Newfleet Multi-Sector Intermediate Bond Fund

Assets
Investment in unaffiliated securities at value(1)	$71,652	$365,715	$307,646
Investments in affiliated securities at value(2)	—	—	9,335
Foreign currency at value(3)	—	—	2
Cash	—	6,086	4
Receivables
Investment securities sold	1,169	731	3,057
Fund shares sold	120	894	1,163
Dividends and interest receivable	1,119	1,409	3,871
Prepaid trustee retainer	2	15	11
Prepaid expenses	50	75	41
Other assets	3	14	12

Total assets	74,115	374,939	325,142

Liabilities
Cash overdraft	501	—	—
Payables
Fund shares repurchased	63	935	769
Investment securities purchased	1,339	7,926	3,710
Dividend distributions	22	24	177
Investment advisory fees	16	52	107
Distribution and service fees	16	52	77
Administration fees	8	38	33
Transfer agent fees and expenses	28	54	55
Trustees’ fees and expenses	1	5	2
Professional fees	20	15	19
Trustee deferred compensation plan	3	14	12
Other accrued expenses	2	—	5

Total liabilities	2,019	9,115	4,966

Net Assets	$72,096	$365,824	$320,176

Net Assets Consist of:
Common stock $0.001 par value	$—	$34	$—
Capital paid in on shares of beneficial interest	97,381	368,015	333,862
Accumulated undistributed net investment income (loss)	198	86	1,343
Accumulated undistributed net realized gain (loss)	(26,450)	(2,846)	(13,033)
Net unrealized appreciation (depreciation) on investments	967	535	(1,996)

Net Assets	$72,096	$365,824	$320,176

Class A
Net asset value (net assets/shares outstanding) per share	$4.24	$10.78	$10.30
Maximum offering price per share NAV/(1–2.25%)	$—	$11.03	$—
Maximum offering price per share NAV/(1–3.75%)	$4.41	$—	$10.70
Shares of beneficial interest outstanding, par value(4), unlimited authorization	14,043,457	7,898,870	8,195,706
Net Assets	$59,496	$85,147	$84,384
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$4.16	$10.78	$10.39
Shares of beneficial interest outstanding, par value(4), unlimited authorization	973,065	3,543,338	6,514,811
Net Assets	$4,052	$38,194	$67,716
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$4.24	$10.78	$10.30
Shares of beneficial interest outstanding, par value(4), unlimited authorization	1,990,822	22,501,886	16,044,385
Net Assets	$8,443	$242,483	$165,313
Class R6
Net asset value (net assets/shares outstanding) and offering price per share	$4.24	$—	$10.30
Shares of beneficial interest outstanding, par value(4), unlimited authorization	24,684	—	268,245
Net Assets	$105	$—	$2,763

(1) Investment in unaffiliated securities at cost	$70,685	$365,180	$309,641
(2) Investments in affiliated securities at cost	$—	$—	$9,341
(3) Foreign currency at cost	$—	$—	$2
(4) All of the Funds on this page with the exception of Newfleet Low Duration Income have no par value. Newfleet Low Duration Income Fund has a par value of $0.001.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

MARCH 31, 2017

(Reported in thousands except shares and per share amounts)

	Newfleet Senior Floating Rate Fund	Newfleet Tax-Exempt Bond Fund	Rampart Low Volatility Equity Fund

Assets
Investment in unaffiliated securities at value(1)	$629,226	$167,121	$2,352
Investment in affiliated securities at value(2)	6,097	—	—
Cash	15,361	—	11
Deposits with prime broker	—	—	12
Receivables
Investment securities sold	10,695	—	65
Fund shares sold	1,872	604	—
Receivable from adviser	—	—	3
Dividends and interest receivable	1,596	2,315	—
Prepaid trustee retainer	64	44	—	(5)
Prepaid expenses	20	6	39
Other assets	22	6	—	(5)

Total assets	664,953	170,096	2,482

Liabilities
Written options at value(3)	—	—	1
Payables
Fund shares repurchased	1,465	839	50
Investment securities purchased	33,072	—	—	(5)
Borrowings (Note 13)	28,000	—	—
Dividend distributions	211	15	—
Investment advisory fees	194	38	—
Distribution and service fees	142	30	—	(5)
Administration fees	62	18	1
Transfer agent fees and expenses	74	26	1
Trustees’ fees and expenses	3	2	—
Professional fees	20	17	14
Trustee deferred compensation plan	22	6	—	(5)
Interest payable on line of credit	1	—	—
Other accrued expenses	51	2	1

Total liabilities	63,317	993	68

Net Assets	$601,636	$169,103	$2,414

Net Assets Consist of:
Capital stock $0.001 par	$—	$15	$—
Capital paid in on shares of beneficial interest	632,872	162,255	2,226
Accumulated undistributed net investment income (loss)	(1,273)	302	11
Accumulated undistributed net realized gain (loss)	(28,680)	560	190
Net unrealized appreciation (depreciation) on investments	(1,283)	5,971	(13)
Net unrealized appreciation (depreciation) on written options	—	—	—	(5)

Net Assets	$601,636	$169,103	$2,414

Class A
Net asset value (net assets/shares outstanding) per share	$9.49	$11.16	$12.05
Maximum offering price per share NAV/(1–2.75%)	$9.76	$11.48	$—
Maximum offering price per share NAV/(1–5.75%)	$—	$—	$12.79
Shares of beneficial interest outstanding, par value(4), unlimited authorization	23,218,407	4,424,765	42,657
Net Assets	$220,422	$49,361	$514
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$9.51	$11.16	$11.83
Shares of beneficial interest outstanding, par value(4), unlimited authorization	11,499,119	1,947,496	22,771
Net Assets	$109,301	$21,728	$269
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$9.49	$11.16	$12.01
Shares of beneficial interest outstanding, par value(4), unlimited authorization	28,656,794	8,786,447	135,777
Net Assets	$271,810	$98,014	$1,631
Class R6
Net asset value (net assets/shares outstanding) and offering price per share	$9.49	$—	$—
Shares of beneficial interest outstanding, no par value(4), unlimited authorization	10,819	—	—
Net Assets	$103	$—	$—

(1) Investment in unaffiliated securities at cost	$630,507	$161,150	$2,365
(2) Investment in affiliated securities at cost	$6,100	$—	$—
(3) Written options premiums received	$—	$—	$1
(4) All of the Funds on this page with the exception of Newfleet Tax-Exempt Bond Fund have no par value. Newfleet Tax-Exempt Bond Fund has a par value of $0.001.
(5) Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS (Unaudited)

SIX MONTHS ENDED MARCH 31, 2017

($ reported in thousands)

	Horizon Wealth Masters Fund		Newfleet Bond Fund	Newfleet CA Tax-Exempt Bond

Investment Income
Dividends	$550		$29	$—
Dividends from affiliated funds	—		26	—
Interest	—		1,455	541
Security lending, net of fees	175		—	—
Foreign taxes withheld	—	(1)	—	—

Total investment income	725		1,510	541

Expenses
Investment advisory fees	330		167	65
Service fees, Class A	40		53	23
Distribution and service fees, Class B	—		— (1)	—
Distribution and service fees, Class C	120		43	—
Administration fees	49		47	18
Transfer agent fees and expenses	65		61	17
Registration fees	21		27	13
Printing fees and expenses	5		5	2
Custodian fees	3		4	1
Professional fees	16		19	17
Trustees’ fees and expenses	4		4	2
Miscellaneous expenses	4		5	2

Total expenses	657		435	160
Less expenses reimbursed and/or waived by investment adviser	(32)		(118)	(50)
Earnings credit from custodian	(1)		(1)	—
Custody fees reimbursed (Note 11)	—		(17)	(5)
Low balance account fees	—	(1)	(2)	— (1)

Net expenses	624		297	105

Net investment income (loss)	101		1,213	436

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on unaffiliated investments	2,744		98	175
Net change in unrealized appreciation (depreciation) on unaffiliated investments	4,974		(1,818)	(1,367)
Net change in unrealized appreciation (depreciation) on affiliated investments	—		19	—

Net Realized and Unrealized Gain (Loss) on Investments	7,718		(1,701)	(1,192)

Net increase (decrease) in net assets resulting from operations	$7,819		$(488)	$(756)

(1) Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

SIX MONTHS ENDED MARCH 31, 2017

($ reported in thousands)

	Newfleet High Yield Fund	Newfleet Low Duration Income Fund	Newfleet Multi-Sector Intermediate Bond Fund

Investment Income
Dividends	$27	$128	$77
Dividends from affiliated fund	4	—	207
Interest	2,309	4,807	8,300
Foreign taxes withheld	—	—	(7)

Total investment income	2,340	4,935	8,577

Expenses
Investment advisory fees	235	1,035	842
Service fees, Class A	75	123	119
Distribution and service fees, Class B	— (1)	—	6
Distribution and service fees, Class C	21	212	355
Administration fees	46	239	194
Transfer agent fees and expenses	69	233	201
Registration fees	28	36	40
Printing fees and expenses	5	10	17
Custodian fees	3	5	10
Professional fees	19	20	22
Trustees’ fees and expenses	4	17	16
Miscellaneous expenses	5	14	16

Total expenses	510	1,944	1,838
Less expenses reimbursed and/or waived by investment adviser	(134)	(668)	(131)
Earnings credit from custodian	(1)	—	(4)
Custody fees reimbursed (Note 11)	(57)	—	(75)
Low balance account fees	(4)	— (1)	(1)

Net expenses	314	1,276	1,627

Net investment income (loss)	2,026	3,659	6,950

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on unaffiliated investments	(220)	(871)	(1,489)
Net realized gain (loss) on affiliated investments	1	—	—
Net realized gain (loss) on foreign currency transactions	—	—	(14)
Net change in unrealized appreciation (depreciation) on unaffiliated investments	1,038	(3,575)	971
Net change in unrealized appreciation (depreciation) affiliated investments	6	—	149
Net change in unrealized appreciation (depreciation) on foreign currency translations	—	—	5

Net Realized and Unrealized Gain (Loss) on Investments	825	(4,446)	(378)

Net increase (decrease) in net assets resulting from operations	$2,851	$(787)	$6,572

(1) Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

SIX MONTHS ENDED MARCH 31, 2017

($ reported in thousands)

	Newfleet Senior Floating Rate Fund	Newfleet Tax-Exempt Bond Fund	Rampart Low Volatility Equity Fund

Investment Income
Dividends	$355	$17	$35
Dividends from affiliated fund	135	—	—
Interest	14,175	3,248	—

Total investment income	14,665	3,265	35

Expenses
Investment advisory fees	1,521	406	14
Service fees, Class A	287	76	1
Distribution and service fees, Class C	555	119	2
Administration fees	363	114	2
Transfer agent fees and expenses	314	111	2
Registration fees	34	19	17
Printing fees and expenses	25	7	— (1)
Custodian fees	18	2	1
Professional fees	26	19	11
Trustees’ fees and expenses	30	9	— (1)
Miscellaneous expenses	109	8	2

Total expenses before interest expense	3,282	890	52
Interest expense	293	—	—

Total expenses after interest expense	3,575	890	52
Less expenses reimbursed and/or waived by investment adviser	(137)	(154)	(29)
Earnings credit from custodian	(22)	—	— (1)
Custody fees reimbursed (Note 11)	—	(5)	—
Low balance account fees	— (1)	— (1)	—

Net expenses	3,416	731	23

Net investment income (loss)	11,249	2,534	12

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on unaffiliated investments	(4,456)	582	812
Net realized gain (loss) on written options	—	—	(69)
Net change in unrealized appreciation (depreciation) on unaffiliated investments	9,456	(7,398)	(630)
Net change in unrealized appreciation (depreciation) affiliated investments	(3)	—	—
Net change in unrealized appreciation (depreciation) on written options	—	—	(1)

Net Realized and Unrealized Gain (Loss) on Investments	4,997	(6,816)	112

Net increase (decrease) in net assets resulting from operations	$16,246	$(4,282)	$124

(1) Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

($ reported in thousands)

	Horizon Wealth Masters Fund		Newfleet Bond Fund
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$101	$309	$1,213	$2,485
Net realized gain (loss)	2,744	(4,300)	98	(648)
Net change in unrealized appreciation (depreciation)	4,974	13,223	(1,799)	2,992

Increase (decrease) in net assets resulting from operations	7,819	9,232	(488)	4,829

From Distributions to Shareholders
Net investment income, Class A	(214)	(112)	(666)	(1,355)
Net investment income, Class B	—	—	(1)	(2)
Net investment income, Class C	—	(3)	(106)	(236)
Net investment income, Class I	(215)	(137)	(377)	(650)
Net investment income, Class R6	—	—	(1)	—
Net realized short-term gains, Class A	—	(666)	—	—
Net realized short-term gains, Class C	—	(438)	—	—
Net realized short-term gains, Class I	—	(391)	—	—
Net realized long-term gains, Class A	—	(231)	—	—
Net realized long-term gains, Class C	—	(152)	—	—
Net realized long-term gains, Class I	—	(136)	—	—

Decrease in net assets from distributions to shareholders	(429)	(2,266)	(1,151)	(2,243)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	(14,005)	(23,994)	(3,475)	(5,315)
Change in net assets from share transactions, Class B	—	—	(72)	(54)
Change in net assets from share transactions, Class C	(3,836)	(11,563)	(1,336)	154
Change in net assets from share transactions, Class I	9,337	(14,030)	1,655	5,985
Change in net assets from share transactions, Class R6	—	—	101	—

Increase (decrease) in net assets from share transactions	(8,504)	(49,587)	(3,127)	770

Net increase (decrease) in net assets	(1,114)	(42,621)	(4,766)	3,356

Net Assets
Beginning of period	78,154	120,775	77,855	74,499

End of period	$77,040	$78,154	$73,089	$77,855

Accumulated undistributed net investment income (loss) at end of period	$(42)	$286	$170	$108

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Newfleet CA Tax-Exempt Bond		Newfleet High Yield Fund
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$436	$976	$2,026	$3,669
Net realized gain (loss)	175	218	(219)	(1,269)
Net change in unrealized appreciation (depreciation)	(1,367)	522	1,044	4,426

Increase (decrease) in net assets resulting from operations	(756)	1,716	2,851	6,826

From Distributions to Shareholders
Net investment income, Class A	(281)	(576)	(1,497)	(3,093)
Net investment income, Class B	—	—	— (1)	(2)
Net investment income, Class C	—	—	(89)	(162)
Net investment income, Class I	(169)	(361)	(201)	(421)
Net investment income, Class R6	—	—	(2)	—
Net realized short-term gains, Class A	—	(10)	—	—
Net realized short-term gains, Class I	—	(6)	—	—
Net realized long-term gains, Class A	(106)	(434)	—	—
Net realized long-term gains, Class I	(59)	(273)	—	—

Decrease in net assets from distributions to shareholders	(615)	(1,660)	(1,789)	(3,678)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	(723)	(567)	(5,714)	579
Change in net assets from share transactions, Class B	—	—	(27)	(15)
Change in net assets from share transactions, Class C	—	—	(238)	378
Change in net assets from share transactions, Class I	(1,107)	587	362	3,137
Change in net assets from share transactions, Class R6	—	—	102	—

Increase (decrease) in net assets from share transactions	(1,830)	20	(5,515)	4,079

Net increase (decrease) in net assets	(3,201)	76	(4,453)	7,227

Net Assets
Beginning of period	31,113	31,037	76,549	69,322

End of period	$27,912	$31,113	$72,096	$76,549

Accumulated undistributed net investment income (loss) at end of period	$34	$48	$198	$(39)

(1) Amount is less than $500.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Newfleet Low Duration Income Fund
	Six Months Ended March 31, 2017 (Unaudited)	Fiscal Period Ended September 30, 2016(1)	Year Ended December 31, 2015
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$3,659	$4,957	$3,750
Net realized gain (loss)	(871)	(74)	(588)
Net increase in payments by affiliates	—	—	3
Net change in unrealized appreciation (depreciation)	(3,575)	6,087	(1,490)

Increase (decrease) in net assets resulting from operations	(787)	10,970	1,675

From Distributions to Shareholders
Net investment income, Class A	(964)	(1,288)	(1,241)
Net investment income, Class C	(257)	(375)	(392)
Net investment income, Class I	(2,594)	(3,052)	(2,021)
Return of capital Class A	—	—	(182)
Return of capital Class C	—	—	(100)
Return of capital Class I	—	—	(261)

Decrease in net assets from distributions to shareholders	(3,815)	(4,715)	(4,197)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	(15,697)	14,626	11,010
Change in net assets from share transactions, Class C	(7,930)	1,140	(6,317)
Change in net assets from share transactions, Class I	(6,268)	97,036	59,540

Increase (decrease) in net assets from share transactions	(29,895)	112,802	64,233

Net increase (decrease) in net assets	(34,497)	119,057	61,711

Net Assets
Beginning of period	400,321	281,264	219,553

End of period	$365,824	$400,321	$281,264

Accumulated undistributed net investment income (loss) at end of period	$86	$242	$—

(1) The Fund changed its fiscal year-end to September 30 during the period.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Newfleet Multi-Sector Intermediate Bond Fund		Newfleet Senior Floating Rate Fund
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$6,950	$14,173	$11,249	$21,432
Net realized gain (loss)	(1,503)	(5,211)	(4,456)	(14,361)
Net change in unrealized appreciation (depreciation)	1,125	18,592	9,453	15,184

Increase (decrease) in net assets resulting from operations	6,572	27,554	16,246	22,255

From Distributions to Shareholders
Net investment income, Class A	(2,105)	(4,295)	(4,880)	(8,701)
Net investment income, Class B	(21)	(79)	—	—
Net investment income, Class C	(1,281)	(2,715)	(1,941)	(3,550)
Net investment income, Class I	(3,174)	(5,418)	(5,238)	(9,212)
Net investment income, Class R6	(55)	(81)	(2)	—

Decrease in net assets from distributions to shareholders	(6,636)	(12,588)	(12,061)	(21,463)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	(14,406)	(11,062)	(8,937)	(41,744)
Change in net assets from share transactions, Class B	(1,708)	(1,247)	—	—
Change in net assets from share transactions, Class C	(7,524)	(12,694)	(3,367)	(26,952)
Change in net assets from share transactions, Class I	41,653	(21,152)	59,474	(73,726)
Change in net assets from share transactions, Class R6	750	130	102	—

Increase (decrease) in net assets from share transactions	18,765	(46,025)	47,272	(142,422)

Net increase (decrease) in net assets	18,701	(31,059)	51,457	(141,630)

Net Assets
Beginning of period	301,475	332,534	550,179	691,809

End of period	$320,176	$301,475	$601,636	$550,179

Accumulated undistributed net investment income (loss) at end of period	$1,343	$1,029	$(1,273)	$(461)

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Newfleet Tax-Exempt Bond Fund
	Six Months Ended March 31, 2017 (Unaudited)	Fiscal Period Ended September 30, 2016(2)	Year Ended December 31, 2015

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$2,534	$3,822	$5,074
Net realized gain (loss)	582	345	67
Net change in unrealized appreciation (depreciation)	(7,398)	1,789	(683)

Increase (decrease) in net assets resulting from operations	(4,282)	5,956	4,458

From Distributions to Shareholders
Net investment income, Class A	(781)	(1,394)	(1,938)
Net investment income, Class C	(216)	(385)	(525)
Net investment income, Class I	(1,344)	(2,087)	(2,479)
Net realized short-term gains, Class A	—	— (1)	—
Net realized short-term gains, Class C	—	— (1)	—
Net realized short-term gains, Class I	—	— (1)	—
Net realized long-term gains, Class A	(97)	—	(57)
Net realized long-term gains, Class C	(36)	—	(23)
Net realized long-term gains, Class I	(147)	—	(69)

Decrease in net assets from distributions to shareholders	(2,621)	(3,866)	(5,091)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	(17,947)	(5,512)	(5,220)
Change in net assets from share transactions, Class C	(4,185)	(3,808)	(530)
Change in net assets from share transactions, Class I	(3,085)	12,807	4,697

Increase (decrease) in net assets from share transactions	(25,217)	3,487	(1,053)

Net increase (decrease) in net assets	(32,120)	5,577	(1,686)

Net Assets
Beginning of period	201,223	195,646	197,332

End of period	$169,103	$201,223	$195,646

Accumulated undistributed net investment income (loss) at end of period	$302	$109	$152

(1) Amount is less than $500.

(2) The Fund changed its fiscal year-end to September 30 during the period.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Rampart Low Volatility Equity Fund
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$12	$18
Net realized gain (loss)	743	(497)
Net change in unrealized appreciation (depreciation)	(631)	557

Increase (decrease) in net assets resulting from operations	124	78

From Distributions to Shareholders
Net investment income, Class A	(1)	(8)
Net investment income, Class I	(17)	(9)
Net realized short-term gains, Class A	—	(13)
Net realized short-term gains, Class C	—	(9)
Net realized short-term gains, Class I	—	(10)
Net realized long-term gains, Class A	—	(19)
Net realized long-term gains, Class C	—	(13)
Net realized long-term gains, Class I	—	(13)

Decrease in net assets from distributions to shareholders	(18)	(94)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	(1,160)	(421)
Change in net assets from share transactions, Class C	(235)	(900)
Change in net assets from share transactions, Class I	(27)	8

Increase (decrease) in net assets from share transactions	(1,422)	(1,313)

Net increase (decrease) in net assets	(1,316)	(1,329)

Net Assets
Beginning of period	3,730	5,059

End of period	$2,414	$3,730

Accumulated undistributed net investment income (loss) at end of period	$11	$17

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)		Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions	Payment from Affiliate		Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimburse ments)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Horizon Wealth
Masters Fund
Class A
10/1/16 to 3/31/17(15)	$14.60	0.04		1.52	1.56	(0.10)	—	—	(0.10)	—		1.46	$16.06	10.64	%(4)	$22,166	1.45	%(3)	1.53	%(3)	0.46	%(3)	15	%(4)
10/1/15 to 9/30/16	13.25	0.07		1.55	1.62	(0.03)	(0.24)	—	(0.27)	—		1.35	14.60	12.44		33,204	1.46	(12)	1.54		0.53		30
10/1/14 to 9/30/15	14.50	0.05		(0.98)	(0.93)	(0.05)	(0.27)	—	(0.32)	—		(1.25)	13.25	(6.74)		54,109	1.45		1.46		0.36		51
10/1/13 to 9/30/14	13.12	0.02		1.37	1.39	—	(0.01)	—	(0.01)	—		1.38	14.50	10.67		55,881	1.45		1.46		0.11		62
10/1/12 to 9/30/13	10.22	(0.01)		3.05	3.04	(0.09)	(0.05)	—	(0.14)	—		2.90	13.12	30.09		5,169	1.45		3.29		(0.10)		22
9/5/12(6) to 9/30/12	10.00	0.01		0.21	0.22	—	—	—	—	—		0.22	10.22	2.20	(4)	106	1.45	(3)	44.72	(3)	0.78	(3)	26	(4)

Class C
10/1/16 to 3/31/17(15)	$14.26	(0.02)		1.49	1.47	—	—	—	—	—		1.47	$15.73	10.24	%(4)	$23,312	2.20	%(3)	2.28	%(3)	(0.32	)%(3)	15	%(4)
10/1/15 to 9/30/16	13.02	(0.03)		1.51	1.48	—	(0.24)	—	(0.24)	—		1.24	14.26	11.56		24,816	2.21	(12)	2.29		(0.22)		30
10/1/14 to 9/30/15	14.32	(0.06)		(0.97)	(1.03)	—	(0.27)	—	(0.27)	—		(1.30)	13.02	(7.41)		34,171	2.20		2.21		(0.39)		51
10/1/13 to 9/30/14	13.04	(0.09)		1.38	1.29	—	(0.01)	—	(0.01)	—		1.28	14.32	9.90		30,511	2.20		2.22		(0.65)		62
10/1/12 to 9/30/13	10.21	(0.08)		3.03	2.95	(0.07)	(0.05)	—	(0.12)	—		2.83	13.04	29.11		1,742	2.20		4.41		(0.66)		22
9/5/12(6) to 9/30/12	10.00	(—	)(5)	0.21	0.21	—	—	—	—	—		0.21	10.21	2.10	(4)	107	2.20	(3)	45.67	(3)	0.04	(3)	26	(4)

Class I
10/1/16 to 3/31/17(15)	$14.66	0.05		1.54	1.59	(0.16)	—	—	(0.16)	—		1.43	$16.09	10.74	%(4)	$31,562	1.20	%(3)	1.28	%(3)	0.60	%(3)	15	%(4)
10/1/15 to 9/30/16	13.30	0.08		1.58	1.66	(0.06)	(0.24)	—	(0.30)	—		1.36	14.66	12.75		20,134	1.21	(12)	1.29		0.61		30
10/1/14 to 9/30/15	14.56	0.09		(1.00)	(0.91)	(0.08)	(0.27)	—	(0.35)	—		(1.26)	13.30	(6.53)		32,495	1.20		1.21		0.62		51
10/1/13 to 9/30/14	13.14	0.05		1.39	1.44	(0.01)	(0.01)	—	(0.02)	—		1.42	14.56	10.96		48,918	1.20		1.20		0.33		62
10/1/12 to 9/30/13	10.22	0.06		3.01	3.07	(0.10)	(0.05)	—	(0.15)	—		2.92	13.14	30.37		44,813	1.20		4.64		0.52		22
9/5/12(6) to 9/30/12	10.00	0.01		0.21	0.22	—	—	—	—	—		0.22	10.22	2.20	(4)	818	1.20	(3)	44.40	(3)	1.04	(3)	26	(4)
Newfleet Bond Fund
Class A
10/1/16 to 3/31/17(15)	$11.38	0.18		(0.25)	(0.07)	(0.17)	—	—	(0.17)	—		(0.24)	$11.14	(0.57	)%(4)(16)	$39,708	0.84	%(3)(16)	1.16	%(3)	3.23	%(3)(16)	26	%(4)
10/1/15 to 9/30/16	11.02	0.36		0.33	0.69	(0.33)	—	—	(0.33)	—	(5)	0.36	11.38	6.38	(11)	44,136	0.86	(12)	1.18		3.28		64
10/1/14 to 9/30/15	11.43	0.40		(0.43)	(0.03)	(0.32)	—	(0.06)	(0.38)	—		(0.41)	11.02	(0.26)		48,064	0.85		1.12		3.55		64
10/1/13 to 9/30/14	11.21	0.47		0.22	0.69	(0.47)	—	—	(0.47)	—		0.22	11.43	6.18		53,603	0.85		1.10		4.08		38
10/1/12 to 9/30/13	11.61	0.43		(0.41)	0.02	(0.42)	—	—	(0.42)	—		(0.40)	11.21	0.17		57,286	0.85		1.07		3.75		107
10/1/11 to 9/30/12	10.96	0.35		0.67	1.02	(0.37)	—	—	(0.37)	—		0.65	11.61	9.34		67,804	0.85		1.02		3.12		210

Class C
10/1/16 to 3/31/17(15)	$11.12	0.14		(0.24)	(0.10)	(0.13)	—	—	(0.13)	—		(0.23)	$10.89	(0.86	)%(4)(16)	$7,871	1.59	%(3)(16)	1.91	%(3)	2.47	%(3)(16)	26	%(4)
10/1/15 to 9/30/16	10.78	0.27		0.32	0.59	(0.25)	—	—	(0.25)	—	(5)	0.34	11.12	5.54	(11)	9,409	1.61	(12)	1.93		2.52		64
10/1/14 to 9/30/15	11.19	0.30		(0.41)	(0.11)	(0.24)	—	(0.06)	(0.30)	—		(0.41)	10.78	(1.00)		8,853	1.60		1.87		2.74		64
10/1/13 to 9/30/14	10.99	0.37		0.21	0.58	(0.38)	—	—	(0.38)	—		0.20	11.19	5.34		6,315	1.60		1.85		3.33		38
10/1/12 to 9/30/13	11.38	0.34		(0.39)	(0.05)	(0.34)	—	—	(0.34)	—		(0.39)	10.99	(0.51)		6,825	1.60		1.82		2.99		107
10/1/11 to 9/30/12	10.75	0.26		0.65	0.91	(0.28)	—	—	(0.28)	—		0.63	11.38	8.55		8,756	1.60		1.77		2.36		210

Class I
10/1/16 to 3/31/17(15)	$11.56	0.20		(0.25)	(0.05)	(0.19)	—	—	(0.19)	—		(0.24)	$11.32	(0.44	)%(4)(16)	$25,410	0.59	%(3)(16)	0.91	%(3)	3.49	%(3)(16)	26	%(4)
10/1/15 to 9/30/16	11.19	0.40		0.33	0.73	(0.36)	—	—	(0.36)	—	(5)	0.37	11.56	6.63	(11)	24,236	0.61	(12)	0.93		3.51		64
10/1/14 to 9/30/15	11.59	0.43		(0.42)	0.01	(0.35)	—	(0.06)	(0.41)	—		(0.40)	11.19	0.08		17,456	0.60		0.87		3.78		64
10/1/13 to 9/30/14	11.37	0.50		0.21	0.71	(0.49)	—	—	(0.49)	—		0.22	11.59	6.35		16,468	0.60		0.85		4.33		38
10/1/12 to 9/30/13	11.76	0.47		(0.41)	0.06	(0.45)	—	—	(0.45)	—		(0.39)	11.37	0.49		22,037	0.60		0.82		3.98		107
10/1/11 to 9/30/12	11.10	0.39		0.66	1.05	(0.39)	—	—	(0.39)	—		0.66	11.76	9.64		29,527	0.60		0.77		3.39		210

Class R6
11/3/16(6) to 3/31/17(15)	$11.45	0.17		(0.13)	0.04	(0.16)	—	—	(0.16)	—		(0.12)	$11.33	1.84	%(4)(16)	$100	0.53	%(3)(16)	0.87	%(3)	3.84	%(3)(16)	26	%(4)(10)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate		Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimburse ments)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Newfleet CA Tax-Exempt
Bond Fund
Class A
10/1/16 to 3/31/17(15)	$12.17	0.17	(0.44)	(0.27)	(0.18)	(0.07)	(0.25)	—		(0.52)	$11.65	(2.25	)%(4)(16)	$17,903	0.85	%(3)(16)	1.19	%(3)	2.90	%(3)(16)	29	%(4)
10/1/15 to 9/30/16	12.14	0.37	0.29	0.66	(0.36)	(0.27)	(0.63)	—		0.03	12.17	5.56		19,464	0.86	(12)	1.22		3.03		21
10/1/14 to 9/30/15	12.51	0.39	0.03	0.42	(0.40)	(0.39)	(0.79)	—		(0.37)	12.14	3.44		19,978	0.85		1.18		3.16		24
10/1/13 to 9/30/14	12.10	0.43	0.64	1.07	(0.42)	(0.24)	(0.66)	—		0.41	12.51	9.16		21,729	0.85		1.11		3.49		7
10/1/12 to 9/30/13	12.96	0.43	(0.68)	(0.25)	(0.43)	(0.18)	(0.61)	—		(0.86)	12.10	(2.12)		22,612	0.85		1.04		3.39		22
10/1/11 to 9/30/12	12.30	0.46	0.68	1.14	(0.48)	—	(0.48)	—		0.66	12.96	9.40		28,803	0.85		1.04		3.65		16

Class I
10/1/16 to 3/31/17(15)	$12.15	0.19	(0.46)	(0.27)	(0.19)	(0.07)	(0.26)	—		(0.53)	$11.62	(2.22	)%(4)(16)	$10,009	0.60	%(3)(16)	0.94	%(3)	3.15	%(3)(16)	29	%(4)
10/1/15 to 9/30/16	12.12	0.40	0.29	0.69	(0.39)	(0.27)	(0.66)	—		0.03	12.15	5.83		11,649	0.61	(12)	0.97		3.28		21
10/1/14 to 9/30/15	12.49	0.42	0.03	0.45	(0.43)	(0.39)	(0.82)	—		(0.37)	12.12	3.71		11,059	0.60		0.93		3.41		24
10/1/13 to 9/30/14	12.09	0.45	0.64	1.09	(0.45)	(0.24)	(0.69)	—		0.40	12.49	9.36		11,453	0.60		0.83		3.74		7
10/1/12 to 9/30/13	12.95	0.46	(0.68)	(0.22)	(0.46)	(0.18)	(0.64)	—		(0.86)	12.09	(1.88)		26,026	0.60		0.79		3.65		22
10/1/11 to 9/30/12	12.29	0.49	0.68	1.17	(0.51)	—	(0.51)	—		0.66	12.95	9.68		28,639	0.60		0.79		3.90		16
Newfleet High Yield Fund
Class A
10/1/16 to 3/31/17(15)	$4.18	0.12	0.04	0.16	(0.10)	—	(0.10)	—		0.06	$4.24	3.97	%(4)(16)	$59,496	1.01	%(3)(7)(16)	1.40	%(3)	5.46	%(3)(16)	37	%(4)
10/1/15 to 9/30/16	3.98	0.21	0.20	0.41	(0.21)	—	(0.21)	—	(5)	0.20	4.18	10.59	(11)	64,338	1.15	(12)	1.42		5.15		81
10/1/14 to 9/30/15	4.35	0.22	(0.36)	(0.14)	(0.23)	—	(0.23)	—		(0.37)	3.98	(3.39)		60,951	1.15		1.32		5.26		94
10/1/13 to 9/30/14	4.27	0.24	0.08	0.32	(0.24)	—	(0.24)	—		0.08	4.35	7.53		71,042	1.15		1.31		5.55		82
10/1/12 to 9/30/13	4.28	0.26	(0.01)	0.25	(0.26)	—	(0.26)	—		(0.01)	4.27	5.98		80,155	1.15		1.31		6.05		100
10/1/11 to 9/30/12	3.85	0.28	0.44	0.72	(0.29)	—	(0.29)	—		0.43	4.28	19.19		98,701	1.15		1.31		6.82		92

Class C
10/1/16 to 3/31/17(15)	$4.11	0.10	0.04	0.14	(0.09)	—	(0.09)	—		0.05	$4.16	3.41	%(4)(16)	$4,052	1.76	%(3)(7)(16)	2.15	%(3)	4.70	%(3)(16)	37	%(4)
10/1/15 to 9/30/16	3.92	0.17	0.20	0.37	(0.18)	—	(0.18)	—	(5)	0.19	4.11	9.68	(11)	4,231	1.90	(12)	2.17		4.40		81
10/1/14 to 9/30/15	4.28	0.19	(0.35)	(0.16)	(0.20)	—	(0.20)	—		(0.36)	3.92	(3.93)		3,705	1.90		2.07		4.52		94
10/1/13 to 9/30/14	4.21	0.21	0.07	0.28	(0.21)	—	(0.21)	—		0.07	4.28	6.60		4,038	1.90		2.07		4.79		82
10/1/12 to 9/30/13	4.23	0.23	(0.02)	0.21	(0.23)	—	(0.23)	—		(0.02)	4.21	5.00		3,302	1.90		2.06		5.31		100
10/1/11 to 9/30/12	3.80	0.25	0.44	0.69	(0.26)	—	(0.26)	—		0.43	4.23	18.59		2,944	1.90		2.07		6.07		92

Class I
10/1/16 to 3/31/17(15)	$4.18	0.12	0.05	0.17	(0.11)	—	(0.11)	—		0.06	$4.24	4.10	%(4)(16)	$8,443	0.76	%(3)(7)(16)	1.15	%(3)	5.75	%(3)(16)	37	%(4)
10/1/15 to 9/30/16	3.98	0.21	0.21	0.42	(0.22)	—	(0.22)	—	(5)	0.20	4.18	10.86	(11)	7,954	0.90	(12)	1.16		5.38		81
10/1/14 to 9/30/15	4.35	0.23	(0.36)	(0.13)	(0.24)	—	(0.24)	—		(0.37)	3.98	(3.15)		4,625	0.90		1.07		5.53		94
10/1/13 to 9/30/14	4.27	0.26	0.07	0.33	(0.25)	—	(0.25)	—		0.08	4.35	7.80		6,120	0.90		1.07		5.80		82
10/1/12 to 9/30/13	4.28	0.27	(0.01)	0.26	(0.27)	—	(0.27)	—		(0.01)	4.27	6.25		5,812	0.90		1.05		6.37		100
8/8/12(6) to 9/30/12	4.23	0.04	0.06	0.10	(0.05)	—	(0.05)	—		0.05	4.28	2.37	(4)	102	0.90	(3)	1.08	(3)	6.86	(3)	92	(4)

Class R6
11/3/16(6) to 3/31/17(15)	$4.14	0.10	0.09	0.19	(0.09)	—	(0.09)	—		0.10	$4.24	2.77	%(4)(16)	$105	0.67	%(3)(7)(16)	1.11	%(3)	4.77	%(3)(16)	37	%(4)(10)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions	Payment from Affiliate		Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimburse ments)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Newfleet Low Duration Income
Fund
Class A
10/1/16 to 3/31/17(15)	$10.90	0.10	(0.11)	(0.01)	(0.11)	—	—	(0.11)	—		(0.12)	$10.78	(0.13	)%(4)	$85,147	0.75	%(3)	1.10	%(3)	1.87	%(3)	27	%(4)
1/1/16 to 9/30/16(14)	10.70	0.15	0.20	0.35	(0.15)	—	—	(0.15)	—		0.20	10.90	3.25	(4)	102,049	0.76	(3)(12)	1.12	(3)	1.89	(3)	38	(4)
1/1/15 to 12/31/15	10.82	0.19	(0.09)	0.10	(0.19)	—	(0.03)	(0.22)	—	(5)	(0.12)	10.70	0.89	(11)	85,666	0.75		1.12		1.77		56
1/1/14 to 12/31/14	10.83	0.22	(0.01)	0.21	(0.22)	—	—	(0.22)	—		(0.01)	10.82	1.94		75,456	0.92	(7)	1.11		2.02		58
1/1/13 to 12/31/13	10.96	0.21	(0.13)	0.08	(0.21)	—	—	(0.21)	—		(0.13)	10.83	0.76		39,436	0.95		1.14		1.93		51
1/1/12 to 12/31/12	10.54	0.23	0.41	0.64	(0.22)	—	—	(0.22)	—		0.42	10.96	6.14		28,266	0.96	(12)	1.20		2.12		87	(13)
1/1/11 to 12/31/11	10.51	0.28	0.03	0.31	(0.28)	—	—	(0.28)	—		0.03	10.54	2.99		15,145	0.95		1.13		2.62		47

Class C
10/1/16 to 3/31/17(15)	$10.90	0.06	(0.11)	(0.05)	(0.07)	—	—	(0.07)	—		(0.12)	$10.78	(0.50	)%(4)	$38,194	1.50	%(3)	1.85	%(3)	1.12	%(3)	27	%(4)
1/1/16 to 9/30/16(14)	10.70	0.09	0.19	0.28	(0.08)	—	—	(0.08)	—		0.20	10.90	2.67	(4)	46,642	1.51	(3)(12)	1.87	(3)	1.15	(3)	38	(4)
1/1/15 to 12/31/15	10.82	0.11	(0.10)	0.01	(0.10)	—	(0.03)	(0.13)	—	(5)	(0.12)	10.70	0.13	(11)	44,621	1.50		1.86		1.02		56
1/1/14 to 12/31/14	10.84	0.14	(0.02)	0.12	(0.14)	—	—	(0.14)	—		(0.02)	10.82	1.08		51,303	1.68	(7)	1.87		1.28		58
1/1/13 to 12/31/13	10.97	0.13	(0.13)	—	(0.13)	—	—	(0.13)	—		(0.13)	10.84	0.01		25,463	1.70		1.89		1.17		51
1/1/12 to 12/31/12	10.54	0.15	0.42	0.57	(0.14)	—	—	(0.14)	—		0.43	10.97	5.44		20,156	1.71	(12)	1.95		1.38		87	(13)
1/1/11 to 12/31/11	10.51	0.20	0.03	0.23	(0.20)	—	—	(0.20)	—		0.03	10.54	2.23		13,761	1.70		1.88		1.86		47

Class I
10/1/16 to 3/31/17(15)	$10.90	0.11	(0.11)	—	(0.12)	—	—	(0.12)	—		(0.12)	$10.78	(0.00	)%(4)	$242,483	0.50	%(3)	0.85	%(3)	2.12	%(3)	27	%(4)
1/1/16 to 9/30/16(14)	10.70	0.17	0.20	0.37	(0.17)	—	—	(0.17)	—		0.20	10.90	3.44	(4)	251,630	0.52	(3)(12)	0.87	(3)	2.15	(3)	38	(4)
1/1/15 to 12/31/15	10.81	0.22	(0.09)	0.13	(0.21)	—	(0.03)	(0.24)	—	(5)	(0.11)	10.70	1.24	(11)	150,977	0.50		0.88		2.03		56
1/1/14 to 12/31/14	10.83	0.25	(0.02)	0.23	(0.25)	—	—	(0.25)	—		(0.02)	10.81	2.10		92,794	0.68	(7)	0.91		2.27		58
1/1/13 to 12/31/13	10.96	0.24	(0.13)	0.11	(0.24)	—	—	(0.24)	—		(0.13)	10.83	1.02		52,790	0.70		0.94		2.18		51
1/1/12 to 12/31/12	10.54	0.26	0.41	0.67	(0.25)	—	—	(0.25)	—		0.42	10.96	6.40		29,513	0.73	(12)	0.99		2.40		87	(13)
1/1/11 to 12/31/11	10.51	0.31	0.03	0.34	(0.31)	—	—	(0.31)	—		0.03	10.54	3.25		65,206	0.70		0.93		2.91		47
Newfleet Multi-Sector Intermediate Bond
Fund
Class A
10/1/16 to 3/31/17(15)	$10.30	0.23	(0.01)	0.22	(0.22)	—	—	(0.22)	—		—	$10.30	2.22	%(4)(16)	$84,384	1.05	%(3)(7)(16)	1.14	%(3)	4.53	%(3)(16)	35	%(4)
10/1/15 to 9/30/16	9.76	0.47	0.49	0.96	(0.42)	—	—	(0.42)	—		0.54	10.30	10.15		98,969	1.14	(12)	1.15		4.80		60
10/1/14 to 9/30/15	10.70	0.49	(0.85)	(0.36)	(0.40)	(0.13)	(0.05)	(0.58)	—	(5)	(0.94)	9.76	(3.41	)(11)	104,833	1.10		1.10		4.81		66
10/1/13 to 9/30/14	10.77	0.54	0.11	0.65	(0.52)	(0.20)	—	(0.72)	—		(0.07)	10.70	6.18		119,423	1.11		1.11		5.00		54
10/1/12 to 9/30/13	11.15	0.57	(0.28)	0.29	(0.55)	(0.12)	—	(0.67)	—		(0.38)	10.77	2.59		184,524	1.10		1.10		5.13		77
10/1/11 to 9/30/12	10.24	0.62	0.93	1.55	(0.64)	—	—	(0.64)	—		0.91	11.15	15.51		196,554	1.13		1.13		5.73		76

Class C
10/1/16 to 3/31/17(15)	$10.40	0.20	(0.02)	0.18	(0.19)	—	—	(0.19)	—		(0.01)	$10.39	1.72	%(4)(16)	$67,716	1.80	%(3)(7)(16)	1.89	%(3)	3.79	%(3)(16)	35	%(4)
10/1/15 to 9/30/16	9.85	0.40	0.50	0.90	(0.35)	—	—	(0.35)	—		0.55	10.40	9.34		75,350	1.88	(12)	1.90		4.04		60
10/1/14 to 9/30/15	10.79	0.42	(0.85)	(0.43)	(0.33)	(0.13)	(0.05)	(0.51)	—	(5)	(0.94)	9.85	(4.11	)(11)	84,099	1.85		1.85		4.06		66
10/1/13 to 9/30/14	10.86	0.47	0.10	0.57	(0.44)	(0.20)	—	(0.64)	—		(0.07)	10.79	5.33		96,072	1.86		1.86		4.25		54
10/1/12 to 9/30/13	11.23	0.49	(0.27)	0.22	(0.47)	(0.12)	—	(0.59)	—		(0.37)	10.86	1.90		104,591	1.85		1.85		4.39		77
10/1/11 to 9/30/12	10.31	0.54	0.94	1.48	(0.56)	—	—	(0.56)	—		0.92	11.23	14.65		108,595	1.88		1.88		4.98		76
The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains		Return of Capital	Total Distributions	Payment from Affiliate		Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimburse ments and after interest expense)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Newfleet Multi-Sector Intermediate Fund
(Continued)
Class I
10/1/16 to 3/31/17(15)	$10.31	0.25	(0.02)	0.23	(0.24)	—		—	(0.24)	—		(0.01)	$10.30	2.25	%(4)(16)	$165,313	0.79	%(3)(7)(16)	0.89	%(3)	4.83	%(3)(16)	35	%(4)
10/1/15 to 9/30/16	9.77	0.50	0.49	0.99	(0.45)	—		—	(0.45)	—		0.54	10.31	10.42		123,435	0.88	(12)	0.90		5.04		60
10/1/14 to 9/30/15	10.71	0.52	(0.85)	(0.33)	(0.43)	(0.13)		(0.05)	(0.61)	—	(5)	(0.94)	9.77	(3.17	)(11)	138,956	0.85		0.85		5.06		66
10/1/13 to 9/30/14	10.77	0.57	0.12	0.69	(0.55)	(0.20)		—	(0.75)	—		(0.06)	10.71	6.54		144,298	0.86		0.86		5.24		54
10/1/12 to 9/30/13	11.15	0.60	(0.28)	0.32	(0.58)	(0.12)		—	(0.70)	—		(0.38)	10.77	2.85		86,387	0.85		0.85		5.38		77
10/1/11 to 9/30/12	10.24	0.64	0.93	1.57	(0.66)	—		—	(0.66)	—		0.91	11.15	15.80		74,847	0.88		0.88		5.93		76

Class R6
10/1/16 to 3/31/17(15)	$10.31	0.25	(0.02)	0.23	(0.24)	—		—	(0.24)	—		(0.01)	$10.30	2.28	%(4)(16)	$2,763	0.71	%(3)(7)(16)	0.81	%(3)	4.92	%(3)(16)	35	%(4)
10/1/15 to 9/30/16	9.77	0.50	0.50	1.00	(0.46)	—		—	(0.46)	—		0.54	10.31	10.50		2,004	0.81	(12)	0.83		5.12		60
11/14/14(6) to 9/30/15	10.67	0.46	(0.81)	(0.35)	(0.37)	(0.13)		(0.05)	(0.55)	—	(5)	(0.90)	9.77	(3.31	)(4)(11)	1,778	0.76	(3)	0.77	(3)	5.12	(3)	66	(4)(10)
Newfleet Senior Floating Rate
Fund
Class A
10/1/16 to 3/31/17(15)	$9.42	0.19	0.08	0.27	(0.20)	—		—	(0.20)	—		0.07	$9.49	2.90	%(4)	$220,422	1.15	%(3)(7)	1.20	%(3)	3.95	%(3)	53	%(4)
10/1/15 to 9/30/16	9.36	0.34	0.06	0.40	(0.34)	—		—	(0.34)	—		0.06	9.42	4.42		227,588	1.23	(9)(12)	1.24		3.67		48
10/1/14 to 9/30/15	9.72	0.38	(0.32)	0.06	(0.39)	(0.03)		—	(0.42)	—	(5)	(0.36)	9.36	0.53	(11)	268,596	1.20	(9)	1.20		3.94		34
10/1/13 to 9/30/14	9.79	0.37	(0.07)	0.30	(0.37)	—		—	(0.37)	—		(0.07)	9.72	3.08		294,617	1.18	(9)	1.18		3.79		77
10/1/12 to 9/30/13	9.79	0.42	0.04	0.46	(0.46)	(—	)(5)	—	(0.46)	—		—	9.79	4.84		386,113	1.21	(9)	1.21		4.29		68
10/1/11 to 9/30/12	9.28	0.49	0.49	0.98	(0.47)	—		—	(0.47)	—		0.51	9.79	10.75		256,397	1.23	(9)	1.23		5.06		56

Class C
10/1/16 to 3/31/17(15)	$9.43	0.15	0.10	0.25	(0.17)	—		—	(0.17)	—		0.08	$9.51	2.51	%(4)	$109,301	1.90	%(3)(7)	1.95	%(3)	3.22	%(3)	53	%(4)
10/1/15 to 9/30/16	9.37	0.27	0.06	0.33	(0.27)	—		—	(0.27)	—		0.06	9.43	3.63		111,839	1.98	(9)(12)	1.99		2.92		48
10/1/14 to 9/30/15	9.73	0.31	(0.33)	(0.02)	(0.31)	(0.03)		—	(0.34)	—	(5)	(0.36)	9.37	(0.22	)(11)	138,478	1.95	(9)	1.95		3.19		34
10/1/13 to 9/30/14	9.81	0.30	(0.08)	0.22	(0.30)	—		—	(0.30)	—		(0.08)	9.73	2.20		177,485	1.93	(9)	1.93		3.04		77
10/1/12 to 9/30/13	9.80	0.35	0.05	0.40	(0.39)	(—	)(5)	—	(0.39)	—		0.01	9.81	4.15		182,667	1.96	(9)	1.96		3.51		68
10/1/11 to 9/30/12	9.29	0.41	0.50	0.91	(0.40)	—			(0.40)	—		0.51	9.80	9.92		95,078	1.98	(9)	1.98		4.31		56

Class I
10/1/16 to 3/31/17(15)	$9.41	0.20	0.09	0.29	(0.21)	—		—	(0.21)	—		0.08	$9.49	3.03	%(4)	$271,810	0.89	%(3)(7)	0.95	%(3)	4.23	%(3)	53	%(4)
10/1/15 to 9/30/16	9.35	0.36	0.06	0.42	(0.36)	—		—	(0.36)	—		0.06	9.41	4.69		210,752	0.97	(9)(12)	0.98		3.91		48
10/1/14 to 9/30/15	9.71	0.40	(0.32)	0.08	(0.41)	(0.03)		—	(0.44)	—	(5)	(0.36)	9.35	0.78	(11)	284,735	0.95	(9)	0.95		4.20		34
10/1/13 to 9/30/14	9.79	0.40	(0.09)	0.31	(0.39)	—		—	(0.39)	—		(0.08)	9.71	3.23		457,494	0.93	(9)	0.93		4.06		77
10/1/12 to 9/30/13	9.78	0.43	0.07	0.50	(0.49)	(—	)(5)	—	(0.49)	—		0.01	9.79	5.21		381,791	0.96	(9)	0.96		4.41		68
10/1/11 to 9/30/12	9.27	0.51	0.49	1.00	(0.49)	—		—	(0.49)	—		0.51	9.78	11.04		94,193	0.98	(9)	0.98		5.31		56

Class R6
11/3/16(6) to 3/31/17(15)	$9.43	0.15	0.09	0.24	(0.18)	—		—	(0.18)	—		0.06	$9.49	1.01	%(4)	$103	0.82	%(3)(7)	0.89	%(3)	3.25	%(3)	53	%(4)(10)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate		Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Newfleet Tax-Exempt
Bond Fund
Class A
10/1/16 to 3/31/17(15)	$11.55	0.15	(0.38)	(0.23)	(0.14)	(0.02)	(0.16)	—		(0.39)	$11.16	(1.97	)%(4)(16)	$49,361	0.85	%(3)(16)	1.02	%(3)	2.76	%(3)(16)	6	%(4)
1/1/16 to 9/30/16(14)	11.43	0.22	0.12	0.34	(0.22)	—	(0.22)	—		0.12	11.55	3.00	(4)	69,711	0.87	(3)(12)	1.03	(3)	2.53	(3)	9	(4)
1/1/15 to 12/31/15	11.46	0.30	(0.03)	0.27	(0.29)	(0.01)	(0.30)	—		(0.03)	11.43	2.39		74,418	0.85		1.00		2.60		10
1/1/14 to 12/31/14	10.91	0.31	0.56	0.87	(0.32)	— (5)	(0.32)	—		0.55	11.46	7.94		79,906	0.85		0.99		2.73		22
1/1/13 to 12/31/13	11.62	0.30	(0.71)	(0.41)	(0.30)	—	(0.30)	—		(0.71)	10.91	(3.48)		89,303	0.85		0.98		2.66		29
1/1/12 to 12/31/12	11.10	0.30	0.52	0.82	(0.30)	—	(0.30)	—		0.52	11.62	7.45		143,397	0.87	(12)	1.00		2.61		35
1/1/11 to 12/31/11	10.38	0.39	0.74	1.13	(0.41)	—	(0.41)	—		0.72	11.10	10.98		107,873	0.81		0.98		3.62		59

Class C
10/1/16 to 3/31/17(15)	$11.55	0.11	(0.38)	(0.27)	(0.10)	(0.02)	(0.12)	—		(0.39)	$11.16	(2.33	)%(4)(16)	$21,728	1.60	%(3)(16)	1.77	%(3)	2.01	%(3)(16)	6	%(4)
1/1/16 to 9/30/16(14)	11.43	0.15	0.13	0.28	(0.16)	—	(0.16)	—		0.12	11.55	2.42	(4)	26,833	1.61	(3)(12)	1.78	(3)	1.78	(3)	9	(4)
1/1/15 to 12/31/15	11.46	0.21	(0.03)	0.18	(0.20)	(0.01)	(0.21)	—		(0.03)	11.43	1.62		30,316	1.60		1.75		1.85		10
1/1/14 to 12/31/14	10.92	0.22	0.55	0.77	(0.23)	— (5)	(0.23)	—		0.54	11.46	7.13		30,967	1.60		1.74		1.98		22
1/1/13 to 12/31/13	11.63	0.22	(0.72)	(0.50)	(0.21)	—	(0.21)	—		(0.71)	10.92	(4.29)		28,845	1.60		1.73		1.92		29
1/1/12 to 12/31/12	11.10	0.21	0.54	0.75	(0.22)	—	(0.22)	—		0.53	11.63	6.74		39,792	1.62	(12)	1.75		1.86		35
1/1/11 to 12/31/11	10.38	0.31	0.74	1.05	(0.33)	—	(0.33)	—		0.72	11.10	10.15		28,641	1.54		1.70		2.91		59

Class I
10/1/16 to 3/31/17(15)	$11.55	0.17	(0.38)	(0.21)	(0.16)	(0.02)	(0.18)	—		(0.39)	$11.16	(1.84	)%(4)(16)	$98,014	0.60	%(3)(16)	0.77	%(3)	3.02	%(3)(16)	6	%(4)
1/1/16 to 9/30/16(14)	11.43	0.24	0.12	0.36	(0.24)	—	(0.24)	—		0.12	11.55	3.19	(4)	104,679	0.62	(3)(12)	0.78	(3)	2.78	(3)	9	(4)
1/1/15 to 12/31/15	11.46	0.33	(0.03)	0.30	(0.32)	(0.01)	(0.33)	—		(0.03)	11.43	2.64		90,912	0.60		0.77		2.85		10
1/1/14 to 12/31/14	10.91	0.34	0.56	0.90	(0.35)	— (5)	(0.35)	—		0.55	11.46	8.30		86,459	0.60		0.79		2.98		22
1/1/13 to 12/31/13	11.62	0.33	(0.71)	(0.38)	(0.33)	—	(0.33)	—		(0.71)	10.91	(3.33)		82,936	0.60		0.77		2.88		29
1/1/12 to 12/31/12	11.10	0.33	0.52	0.85	(0.33)	—	(0.33)	—		0.52	11.62	7.72		162,094	0.62	(12)	0.79		2.84		35
1/1/11 to 12/31/11	10.38	0.41	0.74	1.15	(0.43)	—	(0.43)	—		0.72	11.10	11.36		94,228	0.57		0.77		3.78		59
Rampart Low Volatility
Equity Fund
Class A
10/1/16 to 3/31/17(15)	$11.57	0.01	0.49	0.50	(0.02)	—	(0.02)	—		0.48	$12.05	4.33	%(4)	$514	1.55	%(3)	3.42	%(3)	0.10	%(3)	290	%(4)
10/1/15 to 9/30/16	11.45	0.05	0.28	0.33	(0.04)	(0.17)	(0.21)	—		0.12	11.57	2.82		1,633	1.56	(12)	2.98		0.46		10
10/1/14 to 9/30/15	11.71	0.08	(0.30)	(0.22)	(0.04)	—	(0.04)	—	(5)	(0.26)	11.45	(1.88	)(11)	2,055	1.55		2.70		0.64		1
10/1/13 to 9/30/14	10.24	0.06	1.50	1.56	(0.09)	—	(0.09)	—		1.47	11.71	15.23		485	1.55		6.15		0.56		3
6/11/13(6) to 9/30/13	10.00	0.06	0.18	0.24	—	—	—	—		0.24	10.24	2.40	(4)	136	1.55	(3)	7.66	(3)	2.00	(3)	0

Class C
10/1/16 to 3/31/17(15)	$11.39	0.03	0.41	0.44	—	—	—	—		0.44	$11.83	3.78	%(4)	$269	2.30	%(3)	4.24	%(3)	0.53	%(3)	290	%(4)
10/1/15 to 9/30/16	11.32	(0.04)	0.28	0.24	—	(0.17)	(0.17)	—		0.07	11.39	2.05		491	2.31	(12)	3.64		(0.39)		10
10/1/14 to 9/30/15	11.64	0.01	(0.31)	(0.30)	(0.02)	—	(0.02)	—	(5)	(0.32)	11.32	(2.61	)(11)	1,423	2.30		3.47		0.04		1
10/1/13 to 9/30/14	10.21	(0.02)	1.50	1.48	(0.05)	—	(0.05)	—		1.43	11.64	14.47		291	2.30		6.72		(0.19)		3
6/11/13(6) to 9/30/13	10.00	0.03	0.18	0.21	—	—	—	—		0.21	10.21	2.10	(4)	130	2.30	(3)	8.49	(3)	0.99	(3)	0

Class I
10/1/16 to 3/31/17(15)	$11.63	0.08	0.42	0.50	(0.12)	—	(0.12)	—		0.38	$12.01	4.34	%(4)	$1,631	1.30	%(3)	3.32	%(3)	1.41	%(3)	290	%(4)
10/1/15 to 9/30/16	11.50	0.09	0.27	0.36	(0.06)	(0.17)	(0.23)	—		0.13	11.63	3.08		1,606	1.32	(12)	2.78		0.80		10
10/1/14 to 9/30/15	11.73	0.09	(0.27)	(0.18)	(0.05)	—	(0.05)	—	(5)	(0.23)	11.50	(1.57	)(11)	1,581	1.30		2.62		0.79		1
10/1/13 to 9/30/14	10.25	0.07	1.51	1.58	(0.10)	—	(0.10)	—		1.48	11.73	15.45		1,539	1.30		5.32		0.67		3
6/11/13(6) to 9/30/13	10.00	0.07	0.18	0.25	—	—	—	—		0.25	10.25	2.50	(4)	1,332	1.30	(3)	7.51	(3)	2.23	(3)	0

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Footnote Legend

(1)	Sales charges, where applicable, are not reflected in the total return calculation.
(2)	Computed using average shares outstanding.
(3)	Annualized.
(4)	Not annualized.
(5)	Amount is less than $0.005 per share.
(6)	Inception date.
(7)	Due to a change in expense ratio, the ratio shown is a blended expense ratio.
(8)	The Funds will also indirectly bear their prorated share of expenses of the underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(9)	The Fund is currently under its expense limitation.
(10)	Portfolio turnover is representative of the Fund for the entire period.
(11)	Payment from affiliate had no impact on total return.
(12)	Net expense ratio includes extraordinary proxy expenses.
(13)	Portfolio turnover calculation excludes security transactions that were distributed as a result of a redemption-in-kind.
(14)	The Fund changed its fiscal year-end to September 30 during the period.
(15)	Unaudited.
(16)	Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included the impact would have been to lower the Ratio of Net Expenses and increase the Ratio of Net Investment Income (Loss) as follows:

Newfleet Bond Fund 0.05%,
Newfleet California Tax Exempt Fund 0.03%,
Newfleet High Yield Fund 0.16%,
Newfleet Multi-Sector Intermediate Bond Fund 0.05%,
Newfleet Tax Exempt Bond Fund 0.01%,

Custody fees reimbursed were included in Total Return. If excluded the impact would have been to lower the Total Return as follows:

Newfleet Bond Fund 0.02%,
Newfleet California Tax Exempt Fund 0.02%,
Newfleet High Yield Fund 0.08%,
Newfleet Multi-Sector Intermediate Bond Fund 0.02%,
Newfleet Tax Exempt Bond Fund was less than 0.01%,

Please refer to Note 11 in the Notes to Financial Statements for a further explanation on the custody fees reimbursed.

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

MARCH 31, 2017

Note 1. Organization

Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

As of the date of this report, 29 funds of the Trust are offered for sale, of which nine (each a “Fund”) are reported in this semiannual report.

Each Fund is diversified and has a distinct investment objective(s).

The Funds have the following investment objectives:

Investment Objective(s)
Horizon Wealth Masters Fund	Capital appreciation.
Newfleet Bond Fund	High total return from both current income and capital appreciation.
Newfleet CA Tax-Exempt Bond Fund	Obtaining a high level of current income exempt from California state and local income taxes, as well as federal income tax, consistent with the preservation of capital.
Newfleet High Yield Fund	High current income and a secondary objective of capital growth.
Newfleet Low Duration Income Fund	To provide a high level of total return, including a competitive level of current income, while limiting fluctuations in net asset value due to changes in interest rates.
Newfleet Multi-Sector Intermediate Bond Fund	Maximizing current income while preserving capital.
Newfleet Senior Floating Rate Fund	High total return from both current income and capital appreciation.
Newfleet Tax-Exempt Bond Fund	Providing a high level of current income that is exempt from federal income tax.
Rampart Low Volatility Equity Fund	Capital appreciation with lower volatility than U.S. markets over a full market cycle.

There	is no guarantee that a Fund will achieve its objective(s).

All of the Funds offer Class A shares and Class C shares with the exception of the Newfleet CA Tax-Exempt Bond Fund which does not offer Class C shares. All of the Funds offer Class I shares. Effective March 6, 2017, all Class B shares were converted to Class A shares. Prior to March 6, 2017, Class B shares could be purchased by existing shareholders through qualifying transactions. The Newfleet Bond Fund, Newfleet High Yield Fund, Newfleet Multi-Sector Intermediate Bond Fund and Newfleet Senior Floating Rate Fund also offer Class R6 shares.

Class A shares of Newfleet Low Duration Income Fund are sold with a front-end sales charge of 2.25% with some exceptions. Class A shares of the Newfleet CA Tax-Exempt Bond Fund, Newfleet Senior Floating Rate Fund and Newfleet Tax-Exempt Bond Fund are sold with a front-end sales charge of up to 2.75% with some exceptions. Class A shares of the Newfleet Bond Fund, Newfleet High Yield Fund, and Newfleet Multi-Sector Intermediate Bond Fund are sold with a front-end sales charge of up to 3.75% with some exceptions. Class A shares of the Rampart Low Volatility Equity and Horizon Wealth Masters Funds are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Prior to March 6, 2017, Class B shares were generally sold with a CDSC, which declined from 5% to zero depending on the period of time the shares were held. Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class R6 and Class I shares are sold without a front-end sales charge or CDSC.

Class R6 shares are only available to participants in employer-sponsored retirement plans, such as 401(k) plans, profit-sharing plans, defined benefit plans and other employer-directed plans. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Fund’s distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Low Balance Account Fees” in each Fund’s Statement of Operations for the period, as applicable.

Each Class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each Class bears different distribution and/or service fees under a Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board and has exclusive voting rights with respect to such plans. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Income and other expenses as well as realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

A.	Security Valuation

Security valuation procedures for each Fund, which include nightly price variance as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board. All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities, referred to below, are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed quarterly by the Board.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

Dividend income from REIT investments is recorded using management’s estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C.	Income Taxes

Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2017, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2014 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by each Fund on the ex-dividend date. For the Newfleet Bond Fund, Newfleet CA Tax-Exempt Fund, Newfleet High Yield Fund, Newfleet Low Duration Income Fund, Newfleet Multi-Sector Intermediate Bond Fund, Newfleet Senior Floating Rate Fund and Newfleet Tax-Exempt Bond Fund income distributions are declared and recorded daily and distributed monthly. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.

E.	Expenses

Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro rata expenses of the underlying mutual funds in which the Fund invests.

F.	Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	When-issued Purchases and Forward Commitments (Delayed Delivery)

Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

H.	Interest-Only and Principal-Only Securities

Certain Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (IOs) which receive all of the interest, and principal-only securities (POs) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities. Any pay down gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities.

I.	Loan Agreements

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

At March 31, 2017, all loan agreements held by the Funds are assignment loans.

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

J.	Securities Lending

($ reported in thousands)

Certain Funds may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of agreement, a Fund doing so is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by a Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral. At March 31, 2017, the Horizon Wealth Masters Fund had securities on loan with a market value of $6,597 and cash collateral of $6,736.

K.	Earnings Credit and Interest

Through arrangements with each Fund’s custodian, each Fund either receives an earnings credit or interest on agreed upon target un-invested cash balances to reduce each Fund’s custody expenses. The credits are reflected as “Earnings credit from Custodian” and the interest is reflected under “Interest income” in each Fund’s Statements of Operations for the period, as applicable.

Note	3. Derivative Financial Instruments and Transactions

($ reported in thousands)

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.

A.	Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Funds may purchase or write both put and call options on portfolio securities. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund uses options contracts to hedge against changes in the values of equities.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment securities at value” in the Statement of Assets and Liabilities. Options written are reported as a liability within “Written options at value.” Changes in value of the purchased option is included in “Net change in unrealized appreciation/(depreciation) on investments” in the Statement of Operations. Changes in value of written options is included in “Net change in unrealized appreciation/(depreciation) on written options.”

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on affecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain/(loss) on investments” in the Statement of Operations. Gain or loss on written options is presented separately as “Net realized gain/(loss) on written options” in the Statement of Operations.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

The Rampart Low Volatility Equity Fund invested in writing index call options and buying call options on VIX futures. Both are used as techniques for limiting the volatility of the Fund’s portfolio.

The Fund had transactions in written call options for the period ended March 31, 2017, as follows:

Written call options	Number of contracts	Premium received
Written Options outstanding at September 30, 2016	17	$4
Options written	85	60
Options closed	(93)	(63)
Options expired	—	—
Options exercised	—	—

Written Options outstanding at March 31, 2017	9	$1

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

The following is a summary of the Fund’s option contracts which have a primary risk exposure to equity contracts as of March 31, 2017:

Statements of Assets and Liabilities
Assets: Purchased call options at value	$— (1)
Liabilities: Written options	(1)

Net asset (liability) balance	$(1)

Statements of Operations
Net realized gain (loss) on purchased options	$(12	)(2)
Net realized gain (loss) on written options	(69)
Net change in unrealized appreciation (depreciation) on purchased options	6	(3)
Net change in unrealized appreciation (depreciation) on written options	(1)

Total realized and unrealized gain (loss) on purchased and written options	$(76)

(1)	Amount included in Investment in unaffiliated securities at value and is less than $500.
(2)	Amount included in Net realized gain (loss) on unaffiliated investments.
(3)	Amount included in net change in unrealized appreciation (depreciation) on unaffiliated investments.

For the period ended March 31, 2017, the average daily premiums paid by the Fund for purchased call options were $1, and the average daily premiums received for written call options by the Fund were $7.

The Newfleet High Yield Fund and Newfleet Senior Floating Rate Fund invested in warrants during the reporting period. The primary type of risk associated with warrants is equity risk. As of March 31, 2017, the Newfleet High Yield Fund and Newfleet Senior Floating Rate Fund have amounts of $(1) and $(5), respectively included in “unrealized appreciation (depreciation) on investments” in the Statements of Assets and Liabilities and Statements of Operations. As of March 31, 2017, the Newfleet High Yield Fund and Newfleet Senior Floating Rate Fund hold warrants as disclosed in the Schedules of Investments with a value of $3 and $13, respectively. The amount of warrants outstanding at March 31, 2017, is indicative of the amount of warrants held during the year.

Newfleet High Yield Fund and Newfleet Senior Floating Rate Fund – Equity risk

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Warrants	Investment in securities, at value	Newfleet High Yield Fund Newfleet Senior Floating Rate Fund	$3 13	— —	$	— —

The effect of warrants on the Statements of Operations for the period ended March 31, 2017, was as follows:

	Location of Gain (Loss) on Warrants Recognized in Income	Realized Gain (Loss) on Warrants Recognized in Income			Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Warrants	Net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments	Newfleet High Yield Fund Newfleet Senior Floating Rate Fund	$	— —	$(1 (5	) )

Note 4. Investment	Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect wholly owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Trust. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.

As compensation for its services to the Funds, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Newfleet Tax-Exempt Bond Fund	0.45%

	First $1 Billion	$1+ Billion
Horizon Wealth Masters Fund	0.85%	0.80%
Newfleet Bond Fund	0.45	0.40

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
Newfleet CA Tax-Exempt Bond Fund	0.45%	0.40%	0.35%
Newfleet High Yield Fund	0.65	0.60	0.55
Newfleet Low Duration Income Fund	0.55	0.50	0.45
Newfleet Multi-Sector Intermediate Bond Fund	0.55	0.50	0.45

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

	First $2 Billion	$2+ Billion through $4 Billion	$4+ Billion
Newfleet Senior Floating Rate Fund	0.45%	0.40%	0.38%
Rampart Low Volatility Equity Fund	0.95	0.90	0.85

During the period covered by these financial statements, the Newfleet Bond Fund, Newfleet High Yield Fund, Newfleet Multi-Sector Intermediate Fund, and the Newfleet Senior Floating Rate Fund invested a portion of its assets in Virtus Newfleet Credit Opportunities Fund, an affiliated mutual fund. In order to avoid any duplication of advisory fees, the Adviser has voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by the Fund on the assets invested in the Newfleet Credit Opportunities Fund. For the period covered by these financial statements, the waiver amounted to $3, $1, $26, and $17, respectively. These waivers are in addition to the expense limitation and/or fee waiver covered elsewhere in these financial statements and are included in the Statements of Operations in “Less expenses reimbursed and/or waived by investment adviser.”

B.	Subadvisers

The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. The subadvisers and the Fund(s) they serve are as follows:

Fund	Subadviser	Fund	Subadviser
Horizon Wealth Masters Fund	Horizon(1)	Newfleet Multi-Sector Intermediate Bond Fund	NF(2)
Newfleet Bond Fund	NF(2)	Newfleet Senior Floating Rate Fund	NF(2)
Newfleet CA Tax-Exempt Bond Fund	NF(2)	Newfleet Tax-Exempt Bond Fund	NF(2)
Newfleet High Yield Fund	NF(2)	Rampart Low Volatility Equity Fund	Rampart(3)
Newfleet Low Duration Income Fund	NF(2)

(1)	Horizon Asset Management, LLC (“Horizon”)
(2)	Newfleet Asset Management, LLC, an indirect wholly owned subsidiary of Virtus (“NF”)
(3)	Rampart Investment Management Company, LLC (“Rampart”)

C.	Expense Limits and Fee Waivers

The Adviser has contractually agreed to limit certain Funds’ total operating expenses (excluding front-end or contingent deferred sales loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and dividend expenses, if any), so that such expenses do not exceed the percentages of the applicable Fund’s average daily net asset values as listed below.

	Class A	Class C	Class I	Class R6	Through Date
Horizon Wealth Masters Fund	1.45%	2.20%	1.20%	—	04/30/18
Newfleet Bond Fund	0.85	1.60	0.60	0.54%	04/30/18
Newfleet CA Tax-Exempt Bond Fund	0.85	—	0.60	—	04/30/18
Newfleet High Yield Fund*	1.00	1.75	0.75	0.69	04/30/18
Newfleet Low Duration Income Fund	0.75	1.50	0.50	—	04/30/18
Newfleet Multi-Sector Intermediate Bond Fund	0.99	1.74	0.74	0.67	04/30/18
Newfleet Senior Floating Rate Fund(1)**	0.94	1.69	0.69	0.63	04/30/18
Newfleet Tax-Exempt Bond Fund	0.85	1.60	0.60	—	04/30/18
Rampart Low Volatility Equity Fund	1.55	2.30	1.30	—	04/30/18

(1)	Excluding leverage expenses, if any.
*	Effective November 1, 2016. For the period October 1, 2016, through October 31, 2016, the expense caps were as follows for Class A, Class C, and Class I, respectively: 1.15%, 1.90%, and 0.90%.
**	Effective January 1, 2017. For the period October 1, 2016, through December 31, 2016, the expense caps were as follows for Class A, Class C, Class I, and Class R6, respectively: 1.20%, 1.95%, 0.95%, and 0.89%.

D.	Expense Recapture

For certain Funds, the Adviser may recapture operating expenses waived or reimbursed under these arrangements within three years after the date on which such waiver or reimbursement occurred. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured as follows:

	Fiscal Year Ended
	2017	2018	2019	Total
Horizon Wealth Masters Fund	$8	$14	$74	$96
Newfleet Bond Fund	197	204	239	640
Newfleet CA Tax-Exempt Bond Fund	103	110	112	325
Newfleet High Yield Fund	150	146	183	479
Newfleet Low Duration Income Fund	276	783	906	1,965
Newfleet Tax-Exempt Bond Fund	269	290	242	801
Rampart Low Volatility Equity Fund	81	55	67	203

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

E.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect wholly owned subsidiary of Virtus, serves as the distributor of each Fund’s shares and has advised the Funds that for the six months (the “period”) ended March 31, 2017, it retained net commissions of $156 for Class A shares and deferred sales charges of $4, and $14 for Class A shares, and Class C shares respectively.

In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares, 1.00% for Class C shares; Class I shares and Class R6 shares are not subject to a 12b-1 Plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

F.	Administrator and Transfer Agent

Virtus Fund Services, LLC, an indirect wholly owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.

For the period ended March 31, 2017, the Funds incurred administration fees totaling $827 which are included in the Statements of Operations.

For the period ended March 31, 2017, the Funds incurred transfer agent fees totaling $967 which are included in the Statements of Operations. A portion of these fees are paid to outside entities that also provide services to the Trust.

G.	Affiliated Shareholders

At March 31, 2017, Virtus and its affiliates and the retirement plans of Virtus and its affiliates held shares of certain Funds which may be redeemed at any time that aggregated to the following:

	Shares	Aggregate Net Asset Value
Newfleet Bond Fund
Class R6	8,857	$100
Newfleet High Yield Fund
Class R6	24,684	105
Newfleet Senior Floating Rate Fund
Class I	472,357	4,478
Class R6	10,819	103
Rampart Low Volatility Equity Fund
Class A	10,307	124
Class C	10,197	121
Class I	135,603	1,629

H.	Investments in Affiliates

A summary of the total long-term and short-term purchases and sales of an affiliated fund, Virtus Newfleet Credit Opportunities Fund, during the period ended March 31, 2017 is as follows:

	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	Dividend Income	Distributions of Realized Gains
Newfleet Bond Fund	$1,159	$—	$—	$1,178	$26	$—
Newfleet High Yield Fund	352	—	358	—	4	—
Newfleet Multi-Sector Intermediate Bond Fund	9,186	—	—	9,335	207	—
Newfleet Senior Floating Rate Fund	5,999	—	—	6,097	135	—

I.	Trustee Compensation

The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other Assets” in the Statement of Assets and Liabilities at March 31, 2017.

Note 5. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities and written options) during the period ended March 31, 2017, were as follows:

	Purchases	Sales
Horizon Wealth Masters Fund	$11,768	$20,942
Newfleet Bond Fund	17,197	16,421
Newfleet CA Tax-Exempt Bond Fund	7,920	10,606
Newfleet High Yield Fund	26,942	31,313
Newfleet Low Duration Income Fund	89,471	88,285
Newfleet Multi-Sector Intermediate Bond Fund	116,888	98,835
Newfleet Senior Floating Rate Fund	365,954	325,903
Newfleet Tax-Exempt Bond Fund	10,499	37,139
Rampart Low Volatility Equity Fund	8,661	10,186

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

Purchases and sales of long term U.S. Government and agency securities for the Funds during the period ended March 31, 2017, were as follows:

	Purchases	Sales
Newfleet Bond Fund	$2,065	$6,540
Newfleet Low Duration Income Fund	8,126	55,415
Newfleet Multi-Sector Intermediate Bond Fund	7,066	8,569

Note 6. Capital	Share Transactions

(reported in thousands)

Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	Horizon Wealth Masters Fund				Newfleet Bond Fund
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016		Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	114	$1,752	312	$4,201	273	$3,049	195	$2,159
Conversion from Class B shares(3)	—	—	—	—	3	34	—	—
Reinvestment of distributions	13	207	74	981	51	567	104	1,157
Shares repurchased	(1,021)	(15,964)	(2,195)	(29,176)	(643)	(7,125)	(780)	(8,631)

Net Increase / (Decrease)	(894)	$(14,005)	(1,809)	$(23,994)	(316)	$(3,475)	(481)	$(5,315)

Class B
Sale of shares	—	$—	—	$—	— (1)	$— (2)	— (1)	$— (2)
Reinvestment of distributions	—	—	—	—	— (1)	1	— (1)	2
Shares repurchased	—	—	—	—	(4)	(39)	(5)	(56)
Conversion to Class A shares(3)	—	—	—	—	(3)	(34)	—	—

Net Increase / (Decrease)	—	$—	—	$—	(7)	$(72)	(5)	$(54)

Class C
Sale of shares	75	$1,135	200	$2,581	65	$711	567	$6,059
Reinvestment of distributions	—	—	40	520	8	88	19	202
Shares repurchased	(333)	(4,971)	(1,124)	(14,664)	(197)	(2,135)	(560)	(6,107)

Net Increase / (Decrease)	(258)	$(3,836)	(884)	$(11,563)	(124)	$(1,336)	26	$154

Class I
Sale of shares	855	$13,459	600	$8,275	515	$5,793	1,001	$11,191
Reinvestment of distributions	13	199	47	630	33	371	56	630
Shares repurchased	(279)	(4,321)	(1,717)	(22,935)	(400)	(4,509)	(519)	(5,836)

Net Increase / (Decrease)	589	$9,337	(1,070)	$(14,030)	148	$1,655	538	$5,985

Class R6
Sale of shares	—	$—	—	$—	9	$100	—	$—
Reinvestment of distributions	—	—	—	—	— (1)	1	—	—
Shares repurchased	—	—	—	—	—	—	—	—

Net Increase / (Decrease)	—	$—	—	$—	9	$101	—	$—

(1)	Amount is less than 500.
(2)	Amount is less than $500.
(3)	See Note 1 in Notes to Financial Statements for more information.

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

	Newfleet CA Tax-Exempt Bond Fund				Newfleet High Yield Fund
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016		Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	50	$579	53	$647	229	$963	1,752	$7,051
Conversion from Class B shares(3)	—	—	—	—	5	22	—	—
Reinvestment of distributions	26	305	69	828	299	1,258	644	2,578
Shares repurchased	(138)	(1,607)	(168)	(2,042)	(1,897)	(7,957)	(2,294)	(9,050)

Net Increase / (Decrease)	(62)	$(723)	(46)	$(567)	(1,364)	$(5,714)	102	$579

Class B
Sale of shares	—	$—	—	$—	—	$— (2)	—	$— (2)
Reinvestment of distributions	—	—	—	—	— (1)	— (2)	— (1)	2
Shares repurchased	—	—	—	—	(1)	(5)	(4)	(17)
Conversion to Class A shares(3)	—	—	—	—	(5)	(22)	—	—

Net Increase / (Decrease)	—	$—	—	$—	(6)	$(27)	(4)	$(15)

Class C
Sale of shares	—	$—	—	$—	66	$271	372	$1,482
Reinvestment of distributions	—	—	—	—	21	85	39	153
Shares repurchased	—	—	—	—	(143)	(594)	(326)	(1,257)

Net Increase / (Decrease)	—	$—	—	$—	(56)	$(238)	85	$378

Class I
Sale of shares	334	$3,879	247	$3,008	819	$3,428	2,307	$9,282
Reinvestment of distributions	19	226	53	637	47	197	103	413
Shares repurchased	(452)	(5,212)	(254)	(3,058)	(778)	(3,263)	(1,669)	(6,558)

Net Increase / (Decrease)	(99)	$(1,107)	46	$587	88	$362	741	$3,137

Class R6
Sale of shares	—	$—	—	$—	24	$100	—	$—
Reinvestment of distributions	—	—	—	—	1	2	—	—
Shares repurchased	—	—	—	—	—	—	—	—

Net Increase / (Decrease)	—	$—	—	$—	25	$102	—	$—

	Newfleet Low Duration Income Fund
	Six Months Ended March 31, 2017 (Unaudited)		Fiscal Period Ended September 30, 2016		Year Ended December 31, 2015
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	1,861	$20,097	3,603	$38,896	3,576	$38,617
Reinvestment of distributions	81	878	110	1,190	122	1,317
Shares repurchased	(3,405)	(36,672)	(2,357)	(25,460)	(2,669)	(28,924)

Net Increase / (Decrease)	(1,463)	$(15,697)	1,356	$14,626	1,029	$11,010

Class C
Sale of shares	428	$4,624	1,363	$14,668	2,142	$23,100
Reinvestment of distributions	20	216	28	307	35	383
Shares repurchased	(1,183)	(12,770)	(1,282)	(13,835)	(2,751)	(29,800)

Net Increase / (Decrease)	(735)	$(7,930)	109	$1,140	(574)	$(6,317)

Class I
Sale of shares	9,032	$97,344	15,127	$163,364	11,692	$126,118
Reinvestment of distributions	202	2,180	214	2,320	181	1,955
Shares repurchased	(9,821)	(105,792)	(6,365)	(68,648)	(6,345)	(68,533)

Net Increase / (Decrease)	(587)	$(6,268)	8,976	$97,036	5,528	$59,540

(1)	Amount is less than 500.
(2)	Amount is less than $500.
(3)	See Note 1 in Notes to Financial Statements for more information.

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

	Newfleet Multi-Sector Intermediate Bond Fund				Newfleet Senior Floating Rate Fund
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016		Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	695	$7,092	1,400	$13,704	1,801	$17,093	1,242	$11,489
Conversion from Class B shares(3)	93	958	—	—	—	—	—	—
Reinvestment of distributions	180	1,838	383	3,779	483	4,583	895	8,271
Shares repurchased	(2,380)	(24,294)	(2,914)	(28,545)	(3,220)	(30,613)	(6,679)	(61,504)

Net Increase / (Decrease)	(1,412)	$(14,406)	(1,131)	$(11,062)	(936)	$(8,937)	(4,542)	$(41,744)

Class B
Sale of shares	—	$— (2)	— (1)	$— (2)	—	$—	—	$—
Reinvestment of distributions	2	19	8	77	—	—	—	—
Shares repurchased	(76)	(769)	(135)	(1,324)	—	—	—	—
Conversion to Class A shares(3)	(93)	(958)	—	—	—	—	—	—

Net Increase / (Decrease)	(167)	$(1,708)	(127)	$(1,247)	—	$—	—	$—

Class C
Sale of shares	324	$3,331	1,047	$10,368	1,022	$9,732	759	$7,026
Reinvestment of distributions	97	1,000	213	2,115	176	1,668	330	3,056
Shares repurchased	(1,153)	(11,855)	(2,552)	(25,177)	(1,555)	(14,767)	(4,010)	(37,034)

Net Increase / (Decrease)	(732)	$(7,524)	(1,292)	$(12,694)	(357)	$(3,367)	(2,921)	$(26,952)

Class I
Sale of shares	6,574	$67,154	6,322	$61,665	10,628	$100,801	9,465	$87,241
Reinvestment of distributions	228	2,326	433	4,269	418	3,965	690	6,376
Shares repurchased	(2,731)	(27,827)	(9,006)	(87,086)	(4,782)	(45,292)	(18,214)	(167,343)

Net Increase / (Decrease)	4,071	$41,653	(2,251)	$(21,152)	6,264	$59,474	(8,059)	$(73,726)

Class R6
Sale of shares	95	$972	33	$329	11	$100	—	$—
Reinvestment of distributions	5	55	8	81	— (1)	2	—	—
Shares repurchased	(27)	(277)	(29)	(280)	—	—	—	—

Net Increase / (Decrease)	73	$750	12	$130	11	$102	—	$—

	Newfleet Tax-Exempt Bond Fund
	Six Months Ended March 31, 2017 (Unaudited)		Fiscal Period Ended September 30, 2016		Year Ended December 31, 2015
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	152	$1,704	494	$5,709	920	$10,518
Reinvestment of distributions	68	761	104	1,200	152	1,730
Shares repurchased	(1,832)	(20,412)	(1,074)	(12,421)	(1,533)	(17,468)

Net Increase / (Decrease)	(1,612)	$(17,947)	(476)	$(5,512)	(461)	$(5,220)

Class C
Sale of shares	85	$952	259	$2,996	576	$6,588
Reinvestment of distributions	19	214	28	322	41	465
Shares repurchased	(480)	(5,351)	(617)	(7,126)	(666)	(7,583)

Net Increase / (Decrease)	(376)	$(4,185)	(330)	$(3,808)	(49)	$(530)

Class I
Sale of shares	2,105	$23,478	2,773	$32,072	1,916	$21,874
Reinvestment of distributions	123	1,376	161	1,868	191	2,180
Shares repurchased	(2,506)	(27,939)	(1,827)	(21,133)	(1,696)	(19,357)

Net Increase / (Decrease)	(278)	$(3,085)	1,107	$12,807	411	$4,697

(1)	Amount is less than 500.
(2)	Amount is less than $500.
(3)	See Note 1 in Notes to Financial Statements for more information.

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

	Rampart Low Volatility Equity Fund
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016
	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	— (1)	$1	25	$289
Reinvestment of distributions	— (1)	1	3	40
Shares repurchased	(99)	(1,162)	(67)	(750)

Net Increase / (Decrease)	(99)	$(1,160)	(39)	$(421)

Class C
Sale of shares	—	$—	19	$216
Reinvestment of distributions	—	—	2	23
Shares repurchased	(20)	(235)	(103)	(1,139)

Net Increase / (Decrease)	(20)	$(235)	(82)	$(900)

Class I
Sale of shares	— (1)	$— (2)	— (1)	$2
Reinvestment of distributions	1	16	3	32
Shares repurchased	(4)	(43)	(2)	(26)

Net Increase / (Decrease)	(3)	$(27)	1	$8

(1)	Amount is less than 500.
(2)	Amount is less than $500.

Note 7. 10% Shareholders

As of March 31, 2017, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

	% of Shares Outstanding	Number of Accounts
Horizon Wealth Masters Fund	14%	1
Newfleet Bond Fund	13	1
Newfleet CA-Tax Exempt Bond Fund	32	1
Newfleet Low Duration Income Fund	37	3
Newfleet Multi-Sector Intermediate Bond Fund	12	1
Newfleet Senior Floating Rate Fund	55	4
Newfleet Tax-Exempt Bond Fund	11	1
Rampart Low Volatility Equity Fund	81	2	*

*	Includes affiliated shareholder account(s)

Note 8. Credit Risk and Asset Concentration

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

At March 31, 2017, the following Fund held securities issued by various companies in specific sectors or countries as detailed below:

Fund	Sector	Percentage of Total Investments
Horizon Wealth Masters Fund	Consumer Discretionary	32%
Newfleet Senior Floating Rate Fund	Consumer Discretionary	25%

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

Note 9. Indemnifications

Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

Note 10. Federal Income Tax Information

($ reported in thousands)

At March 31, 2017, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Horizon Wealth Masters Fund	$72,423	$13,667	$(2,953)	$10,714
Newfleet Bond Fund	71,051	1,508	(955)	553
Newfleet CA Tax-Exempt Bond Fund	25,786	1,043	(260)	783
Newfleet High Yield Fund	70,863	2,319	(1,530)	789
Newfleet Low Duration Income Fund	365,214	1,810	(1,309)	501
Newfleet Multi-Sector Intermediate Bond Fund	319,171	8,490	(10,680)	(2,190)
Newfleet Senior Floating Rate Fund	637,832	5,414	(7,923)	(2,509)
Newfleet Tax-Exempt Bond Fund	161,150	7,828	(1,857)	5,971
Rampart Low Volatility Equity Fund (Including Purchased Options)	2,366	—	(14)	(14)
Rampart Low Volatility Equity Fund - Written Options	(1)	—	—	—

Certain Funds have capital loss carryovers available to offset future realized capital gains, through the indicated expiration dates shown below:

	2017	2018	No Expiration		Total
	Short-Term	Short-Term	Short-Term	Long-Term	Short-Term	Long-Term
Horizon Wealth Masters Fund	$—	$—	$—	$36	$—	$36
Newfleet Bond Fund	3,149	—	590	858	3,739	858
Newfleet High Yield Fund	13,758	9,151	936	1,348	23,845	1,348
Newfleet Low Duration Income Fund	1,168	—	128	644	1,296	644
Newfleet Multi-Sector Intermediate Bond Fund	—	—	3,254	3,906	3,254	3,906
Newfleet Senior Floating Rate Fund	—	—	3,474	9,164	3,474	9,164
Rampart Low Volatility Equity Fund	—	—	96	145	96	145

The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Note 11. Custody	Fees Reimbursed

State Street Bank & Trust, custodian for some of the Funds through January 29, 2010, reimbursed the Funds for out-of-pocket custody expenses overbilled for the period 1998 through January 29, 2010. The amount reimbursed, including interest, is shown in the Statements of Operations under “custody fees reimbursed.”

Note 12. Regulatory	Matters and Litigation

From time to time, the Trust, the Funds’ Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

On February 20, 2015, a putative class action complaint (In re Virtus Investment Partners, Inc. Securities Litigation; formerly styled as Tom Cummins v. Virtus Investment Partners Inc., et al.) alleging violations of certain provisions of the federal securities laws was filed by an individual shareholder against Virtus and certain of its officers (the “defendants”) in the United States District Court for the Southern District of New York. On August 21, 2015, the lead plaintiff filed a Consolidated Class Action Complaint (the “Consolidated Complaint”) amending the originally filed complaint and adding the Trust as a defendant. The Consolidated Complaint was purportedly filed on behalf of all purchasers of Virtus common stock between January 25, 2013 and May 11, 2015 (the “Class Period”). The Consolidated Complaint alleges that during the Class Period, the defendants disseminated materially false and misleading statements and concealed material adverse facts relating to certain funds previously subadvised by F-Squared Investments, Inc. and/or its affiliates (“F-Squared”). The plaintiff seeks to recover unspecified damages. A motion to dismiss the Consolidated Complaint was filed on behalf of the defendants on October 21, 2015. Pursuant to an Opinion & Order (“Order”) filed on July 1, 2016, the court granted in part and denied in part the defendants’ motion to dismiss. Although the Order narrows the scope of the claims asserted and dismisses one of the defendants from the suit, claims under Sections 10(b) and 20(a) of the Exchange Act and Rule 10b-5 thereunder survive the motion. The remaining defendants filed an Answer to the

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

Consolidated Complaint on August 5, 2016. Pursuant to an Opinion & Order filed on May 15, 2017, the plaintiff’s motion for class certification was granted by the court. Virtus and its affiliates, including the Adviser, believe that the suit is without merit and intend to defend it vigorously. The Trust believes that the risk of loss to the Funds as a result of this suit is remote. The Adviser does not believe that the suit will have any impact on its ability to provide services to the Funds.

On May 8, 2015, a putative class action complaint (Mark Youngers v. Virtus Investment Partners, Inc., et al.) alleging violations of certain provisions of the federal securities laws was filed in the United States District Court for the Central District of California. The complaint, which was purportedly filed on behalf of purchasers of certain Virtus Funds previously subadvised by F-Squared between May 8, 2010 and December 22, 2014, inclusive (the “Class Period”), alleged claims against Virtus, certain Virtus officers and affiliates (including the Adviser, Euclid Advisors LLC (“Euclid”) and VP Distributors, LLC), the trustees and certain officers of the Trust, and certain other parties (the “defendants”). The complaint alleges that during the Class Period the defendants disseminated materially false and misleading statements and concealed or omitted material facts necessary to make the statements made not misleading. On October 1, 2015, the plaintiffs filed a First Amended Class Action Complaint which, among other things, added a derivative claim for breach of fiduciary duty on behalf of the Trust. On October 19, 2015, the United States District Court for the Central District of California entered an order transferring the action to the Southern District of New York. On January 4, 2016, the plaintiffs filed a Second Amended Complaint. Motions to dismiss were filed on behalf of Virtus, its officers and affiliates and the independent trustees on February 1, 2016. An Opinion & Order (“Order”) granting in part and denying in part the defendants’ motions to dismiss was issued on July 1, 2016. The Order dismissed all claims against the Adviser, Euclid, the independent trustees and certain of the other individual defendants, and narrowed the claims asserted against the remaining defendants. The remaining defendants filed an Answer to the Second Amended Complaint on August 5, 2016. A Stipulation of Voluntary Dismissal of the claim under Section 12 of the Securities Act of 1933, as amended, was filed on September 15, 2016. The remaining defendants filed a motion to certify an interlocutory appeal of the July 1, 2016 order to the Court of Appeals for the Second Circuit on August 26, 2016. The motion was denied on January 6, 2017. Pursuant to an Opinion & Order filed on May 15, 2017, the plaintiffs’ motion for class certification was denied by the court. Virtus and its affiliates, including the Adviser, believe that the suit has no basis in law or fact and intend to defend it vigorously. The Trust believes that the risk of loss to the Funds as a result of this suit is remote. The Adviser does not believe that the suit will have any impact on its ability to provide services to the Funds.

Note 13. Borrowings

($ reported in thousands)

On June 29, 2016, the Funds and other affiliated funds of the Trust (with the exception of the Newfleet Senior Floating Rate Fund) renewed a $50,000 secured line of credit. The Credit Agreement (the “Agreement”) is with a commercial bank (the “Bank”) that allows the Funds to borrow cash from the Bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth of each Fund’s total net assets in accordance with the Agreement. The agreement has a term of 364 days and is renewable by the Funds with the Bank’s consent and approval of the Board. Interest is charged at the higher of the LIBOR (London Interbank Offered Rate) or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default.

No Funds made borrowings during the period and no Fund had any outstanding borrowings as of March 31, 2017.

On April 30, 2012, the Newfleet Senior Floating Rate Fund entered into a Credit Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank, up to a limit of $125,000. Borrowings under the Agreement are collateralized by investments of the Fund. Interest is charged at LIBOR (London Interbank Offered Rate) plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid and accrued for the period ended September 30, 2016, were $197 and are included in interest expense and fees on the Statement of Operations. The Agreement is renewable by the Fund with the Bank’s consent and approval of the Board. The Agreement can also be converted to a 364 day fixed term facility, one time at the Fund’s option. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default. From October 1, 2016, to March 31, 2017, the average daily borrowings under the Agreement and the weighted daily average interest rate were $25,275 and 1.544%, respectively. At March 31, 2017, the Fund had $28,000 in such outstanding borrowings with an interest rate of 1.631%.

Note 14. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the applicable Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

The following Funds held securities considered to be illiquid at March 31, 2017:

Fund	Aggregate Value	% of Fund’s net assets
Newfleet Bond Fund	$233	0.3%
Newfleet High Yield Fund	134	0.2
Newfleet Multi-Sector Intermediate Bond Fund	858	0.3
Newfleet Senior Floating Rate Fund	3,882	0.6

At March 31, 2017, the Funds did not hold any securities that are both illiquid and restricted.

Note 15. New	Accounting Pronouncements

On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. Certain of these amendments relate to Regulation S-X which sets forth the requisite form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

Note 16. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”) (together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Bond Fund, Virtus CA Tax-Exempt Bond Fund, Virtus High Yield Fund, Virtus Low Duration Income Fund, Virtus Low Volatility Equity Fund, Virtus Multi-Sector Intermediate Bond Fund, Virtus Senior Floating Rate Fund, Virtus Tax-Exempt Bond Fund and Virtus Wealth Masters Fund (individually and collectively, the “Funds”) of the Trust. At in-person meetings held on November 2, 2016 and November 16-17, 2016 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and each subadviser (each, a “Subadviser” and collectively, the “Subadvisers”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of certain of the Subadvisers with VIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the applicable Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Funds by VIA and each of the Subadvisers; (2) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates with those of a group of funds with similar investment objective(s); (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on each Fund’s performance and expenses; (7) fees paid to VIA and the Subadvisers by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the Meetings information provided by VIA and each Subadviser, including completed questionnaires, each concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VIA is responsible for the management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Funds’ subadvisers, including (a) VIA’s ability to select and monitor the subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor to the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Funds’ investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadvisers’ management of the Funds is subject to the oversight of the Board and must be carried out in accordance with the investment objectives, policies and restrictions set forth in the Funds’ prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Funds; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Funds prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board evaluated each Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio composition, as well as each Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to a Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended June 30, 2016.

Virtus Bond Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 3- year period and underperformed the median of its Performance Universe for the 1-, 5- and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 5- and 10-year periods and underperformed its benchmark for the 1- and 3-year periods.

Virtus CA Tax-Exempt Bond Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 1- year period and underperformed its benchmark for the 3-, 5- and 10-year periods.

Virtus High Yield Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3- and 5-year periods and underperformed the median of its Performance Universe for the 10-year period. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10-year periods.

Virtus Low Duration Income Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 3-, 5- and 10-year periods and underperformed the median of its Performance Universe for the 1- year period. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10-year periods.

Virtus Low Volatility Equity Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1- and 3-year periods and underperformed its benchmark for the 1- and 3-year periods.

Virtus Multi-Sector Intermediate Bond Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1- and 3-year periods and outperformed its benchmark for the 5- and 10-year periods.

Virtus Senior Floating Rate Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-year period and outperformed the median of its Performance Universe for the 3- and 5-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3- and 5-year periods.

Virtus Tax-Exempt Bond Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3-, and 5-year periods and outperformed the median of its Performance Universe for the 10-year period. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10-year periods.

Virtus Wealth Masters Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1- and 3-year periods and underperformed its benchmark for the 1- and 3-year periods.

The Board also considered management’s discussion about the reasons for each Fund’s underperformance relative to its peer group or benchmark. After reviewing these and related factors, the Board concluded that each Fund’s overall performance, or reasons discussed for underperformance, was satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees. The Board also noted that certain of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by those Funds and their shareholders. The Board also noted that the subadvisory fees were paid by VIA out of its management fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses. The Subadvisers provided, and the Board considered, fee information of comparable accounts managed by the Subadvisers, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.

Virtus Bond Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were below the median of the Expense Group.

Virtus CA Tax-Exempt Bond Fund. The Board considered that the Fund’s net management fee after waivers was below the median of the Expense Group and net total expenses after waivers were above the median of the Expense Group.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Virtus High Yield Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were below the median of the Expense Group.

Virtus Low Duration Income Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were below the median of the Expense Group.

Virtus Low Volatility Equity Fund. The Board considered that the Fund’s net management fee after waivers was below the median of the Expense Group and net total expenses after waivers were above the median of the Expense Group.

Virtus Multi-Sector Intermediate Bond Fund. The Board considered that the Fund’s net management fee and net total expenses were above the median of the Expense Group.

Virtus Senior Floating Rate Fund. The Board considered that the Fund’s net management fee and net total expenses were above the median of the Expense Group.

Virtus Tax-Exempt Bond Fund. The Board considered that the Fund’s net management fee after waivers was below the median of the Expense Group and net total expenses after waivers were above the median of the Expense Group.

Virtus Wealth Masters Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were above the median of the Expense Group.

The Board concluded that the advisory and subadvisory fees for each Fund, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a Fund-by-Fund basis, of VIA for its management of the Funds and the other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, including the applicable Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VIA and its affiliates.

In considering the profitability to the Subadvisers in connection with their relationship to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the affiliated Subadvisers, the Board noted that, because such Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA. In addition, with respect to Horizon Asset Management LLC, the unaffiliated Subadviser, the Board relied on the ability of VIA to negotiate the Subadvisory Agreement and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the profitability to the Subadvisers and their affiliates from their relationship with the Funds was not a material factor in approval of the Subadvisory Agreements.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for certain Funds. The Board also took into account management’s discussion of the Funds’ management fee and subadvisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also took into account the current size of the Funds. The Board concluded that no changes to the advisory fee structure of the Funds were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadvisers’ profitability, and based upon the current size of the Fund(s) managed by each Subadviser, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Funds was not a material factor in the approval of the Subadvisory Agreements at this time.

Other Factors. The Board considered other benefits that may be realized by VIA and each Subadviser and their respective affiliates from their relationships with the applicable Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while certain of the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Fund(s), other than the fee to be earned under the applicable Agreement(s). There may be certain indirect benefits gained, including to the extent that serving the Fund(s) could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

Virtus Low Duration Income Fund, a series of Virtus Opportunities Trust

Supplement dated February 1, 2017 to the

Summary and Statutory Prospectuses dated January 30, 2017

IMPORTANT NOTICE TO INVESTORS

Effective February 1, 2017, the fund’s new primary benchmark is the BofA Merrill Lynch 1-5 Year US Corporate & Government Bond Index. The fund believes that the BofA Merrill Lynch 1-5 Year US Corporate & Government Bond Index provides a better measure for the fund’s performance as it is more closely aligned with the characteristics of the fund. Also effective February 1, 2017, the fund is adding the Low Duration Income Linked Benchmark. Performance of the Low Duration Income Linked benchmark prior to February 1, 2017 is that of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index and beginning February 1, 2017 it is that of the BofA Merrill Lynch 1-5 Year US Corporate & Government Bond Index. The fund will no longer use the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index as an index for performance comparisons.

Additional Information About the BofA Merrill Lynch 1-5 Year US Corporate & Government Bond Index

The BofA Merrill Lynch 1-5 Year US Corporate & Government Bond Index tracks the performance of US dollar denominated investment grade debt publicly issued in the US domestic market, including US Treasury, US agency, foreign government, supranational and corporate securities, with a remaining term to final maturity less than 5 years. The index is calculated on a total return basis; it is unmanaged; its returns do not reflect any fees, expenses or sales charges; and it is not available for direct investment.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020 LDIBenchmark (2/2017)

Virtus Bond Fund and Virtus Low Duration Income Fund,

each a series of Virtus Opportunities Trust

Supplement dated March 24, 2017 to the Summary Prospectuses and the Virtus Opportunities Trust

Statutory Prospectus, each dated January 30, 2017, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective April 30, 2017, Christopher Kelleher will retire from Newfleet and will no longer be a portfolio manager for the Virtus Bond Fund and Virtus Low Duration Income Fund. Additionally, effective April 30, 2017, Stephen H. Hooker will be added as a portfolio manager to the Virtus Bond Fund. The resulting disclosure changes to the funds’ prospectuses that will be effective on April 30, 2017 are described below.

Bond Fund

The disclosure under “Portfolio Management” in the fund’s summary prospectus and in the summary section of fund’s statutory prospectus will be replaced in its entirety with the following:

>	David L. Albrycht, CFA, President and Chief Investment Officer at Newfleet, is a manager of the fund. Mr. Albrycht has served as a Portfolio Manager of the fund since inception in October 2012.
>	Stephen H. Hooker, CFA, Managing Director and Portfolio Manager at Newfleet, is a manager of the fund. Mr. Hooker has served as a Portfolio Manager of the fund since April 2017.

Low Duration Income Fund

The disclosure under “Portfolio Management” in the fund’s summary prospectus and in the summary section of fund’s statutory prospectus will be replaced in its entirety with the following:

>	David L. Albrycht, CFA, President and Chief Investment Officer at Newfleet. Mr. Albrycht has served as a Portfolio Manager of the fund since May 2012.
>	Lisa M. Baribault, Director and Portfolio Manager at Newfleet. Ms. Baribault has served as a Portfolio Manager of the fund since January 2017.
>	Benjamin Caron, CFA, Senior Managing Director and Portfolio Manager at Newfleet. Mr. Caron has served as a Portfolio Manager of the fund since May 2012.

Both Funds

The rows for the above-named funds in the table under “Newfleet” on page 201 of the funds’ statutory prospectus will be replaced with the following:

Newfleet

Virtus Bond Fund	David L. Albrycht, CFA (since May 2012) Stephen H. Hooker, CFA (since March 2017)
Virtus Low Duration Income Fund	David L. Albrycht, CFA (since May 2012) Benjamin Caron, CFA (since May 2012) Lisa M. Baribault (since January 2017)

In addition, Mr. Kelleher’s biography on page 202 of the statutory prospectus will be removed.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/BondLDI PMs (3/2017)

VIRTUS OPPORTUNITIES TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Thomas J. Brown

Donald C. Burke

Roger A. Gelfenbien

John R. Mallin

Hassell H. McClellan

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Nancy J. Engberg, Vice President and Chief Compliance Officer

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank, NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

How to Contact Us

Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874 Providence, RI 02940-8074

For more information about Virtus Mutual Funds,

please call your financial representative, or contact us

at 1-800-243-1574 or Virtus.com.

8022	05-17

SEMIANNUAL REPORT

Virtus Duff & Phelps Real Estate Securities Fund (f/k/a: Virtus Real Estate Securities Fund)

March 31, 2017

TRUST NAME: VIRTUS OPPORTUNITIES TRUST

Not FDIC Insured

No Bank Guarantee

May Lose Value

Virtus Duff & Phelps Real Estate Securities Fund

(“Duff & Phelps Real Estate Securities Fund”)

(f/k/a: Virtus Real Estate Securities Fund)

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

The subadviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Duff & Phelps Real Estate Securities Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

To My Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present this report that reviews the performance of your fund for the six-month fiscal period ended March 31, 2017.

Despite short-lived selloffs that occurred following the U.K.’s “Brexit” decision last June and the U.S. presidential election in November, the six-month period was strong for global markets. As the fiscal period drew to a close, equity markets continued to benefit from the post-election “Trump bump.” The Federal Reserve (“the Fed”) raised interest rates twice in the period – once in December, and again in March – a clear signal that it believes the U.S. economy is on a growth path. At the same time, other major central banks remained committed to monetary stimulus, adding reassurance to global markets. U.S. growth, as evidenced by strong jobs, housing, and consumer spending data, gives investors reason for optimism. Corporate earnings got off to a strong start for the first quarter of 2017. The pro-growth policies of the new administration, if implemented, could have continued positive impact on earnings and the markets.

Global equity markets turned in positive performance over the six-month period. U.S. large- and small-cap stocks returned 10.12% and 11.52%, as measured by the returns of the S&P 500® Index and Russell 2000® Index, respectively. Within international equities, emerging markets slightly outperformed their developed peers, with the MSCI Emerging Markets Index (net) up 6.80%, compared with the MSCI EAFE® Index (net), which returned 6.48%.

Demand for U.S. Treasuries remained strong, driven by foreign investors seeking safe havens and yield in light of the negative interest rate environment in many international economies. On March 31, 2017, the benchmark 10-year U.S. Treasury yielded 2.40% compared with 1.60% six months earlier. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, was down 2.18% for the six months, while non-investment grade bonds gained 4.50%, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.

Market uncertainty is an ever-present reminder of the importance of portfolio diversification, including exposure to traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies.

On behalf of our investment affiliates, thank you for entrusting Virtus with your assets. Should you have questions about your account or require assistance, please visit our website at Virtus.com, or call our customer service team at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

May 2017

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

1

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2016 TO MARCH 31, 2017

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Duff & Phelps Real Estate Securities Fund (the “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without a sales charge and do not incur distribution and service fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and timing of any purchases or redemptions.

2

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2016 TO MARCH 31, 2017

Expense Table
	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Annualized Expense Ratio	Expenses Paid During Period*
Actual
Class A	$1,000.00	$979.70	1.38%	$6.81
Class C	1,000.00	976.10	2.14	10.54
Class I	1,000.00	980.70	1.13	5.58
Class R6	1,000.00	981.90	0.97	4.79

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.05	1.38	6.94
Class C	1,000.00	1,014.31	2.14	10.75
Class I	1,000.00	1,019.30	1.13	5.69
Class R6	1,000.00	1,020.09	0.97	4.89

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

3

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND

KEY INVESTMENT TERMS (Unaudited)

MARCH 31, 2017

Bloomberg Barclays U.S. Aggregate Bond Index

The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Bloomberg Barclays U.S. Corporate High Yield Bond Index

The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Brexit

A combination of the words “Britain” and “exit” which refers to Britain’s withdrawal from the European Union.

Federal Reserve (the “Fed”)

The Central Bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable.

Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

MSCI EAFE® Index (net)

The MSCI EAFE® Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI Emerging Markets Index (net)

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Real Estate Investment Trust (REIT)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

Russell 2000® Index

The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

4

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND

KEY INVESTMENT TERMS (Unaudited) (Continued)

MARCH 31, 2017

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

5

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2017

($ reported in thousands)

Asset Allocations

The following table presents the portfolio holdings within certain sectors as a percentage of total investments attributable to each sector at March 31, 2017.
Office	16%
Apartments	12
Shopping Centers	11
Industrials	11
Data Centers	9
Self Storage	9
Regional Malls	9
Other	23

Total	100%

	SHARES	VALUE
COMMON STOCKS—99.1%
REAL ESTATE INVESTMENT TRUSTS—99.1%
DATA CENTERS—9.3%
CoreSite Realty Corp.	171,600	$15,453
CyrusOne, Inc.	216,000	11,118
Digital Realty Trust, Inc.	375,350	39,933
Equinix, Inc.	70,600	28,266

		94,770

DIVERSIFIED—4.0%
Vornado Realty Trust	402,600	40,385

		40,385

HEALTH CARE—5.5%
Healthcare Realty Trust, Inc.	457,675	14,875
Healthcare Trust of America, Inc. Class A	866,000	27,244
Ventas, Inc.	148,561	9,662
Welltower, Inc.	66,641	4,720

		56,501

INDUSTRIAL/OFFICE—26.9%
Industrial—11.0%
DCT Industrial Trust, Inc.	705,203	33,934

	SHARES	VALUE
Industrial (continued)
Duke Realty Corp.	1,054,109	$27,692
Prologis, Inc.	960,452	49,828

		111,454

Office—15.9%
Alexandria Real Estate Equities, Inc.	201,300	22,248
Boston Properties, Inc.	200,483	26,546
Cousins Properties, Inc.	1,969,170	16,285
Douglas Emmett, Inc.	658,529	25,288
Highwoods Properties, Inc.	411,731	20,228
Kilroy Realty Corp.	354,858	25,578
Paramount Group, Inc.	1,606,874	26,047

		162,220

Total Industrial/Office		273,674

LODGING/RESORTS—3.8%
Host Hotels & Resorts, Inc.	510,386	9,524
Pebblebrook Hotel Trust	450,463	13,158
RLJ Lodging Trust	669,802	15,747

		38,429

See Notes to Financial Statements

6

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	SHARES	VALUE
RESIDENTIAL—17.9%
Apartments—12.3%
American Campus Communities, Inc.	426,517	$20,298
Apartment Investment & Management Co. Class A	460,600	20,427
AvalonBay Communities, Inc.	184,090	33,799
Equity Residential	386,945	24,076
Essex Property Trust, Inc.	115,204	26,673

		125,273

Manufactured Homes—3.4%
Equity LifeStyle Properties, Inc.	181,653	13,998
Sun Communities, Inc.	260,700	20,942

		34,940

Single Family Homes—2.2%
American Homes 4 Rent Class A	947,300	21,750

		21,750

Total Residential		181,963

RETAIL—22.5%
Free Standing—2.5%
STORE Capital Corp.	1,058,143	25,268

		25,268

Regional Malls—9.1%
GGP, Inc.	521,875	12,097
Simon Property Group, Inc.	468,441	80,587

		92,684

Shopping Centers—10.9%
Brixmor Property Group, Inc.	1,198,696	25,724
Federal Realty Investment Trust	176,200	23,523
Regency Centers Corp.	505,700	33,573

	SHARES	VALUE
Shopping Centers (continued)
Tanger Factory Outlet Centers, Inc.	876,384	$28,719

		111,539

Total Retail		229,491

SELF STORAGE—9.2%
CubeSmart	1,311,650	34,051
Extra Space Storage, Inc.	394,183	29,323
Public Storage	137,592	30,120

		93,494
TOTAL COMMON STOCKS (Identified Cost $702,050)		1,008,707
TOTAL LONG TERM INVESTMENTS—99.1%
(Identified Cost $702,050)		1,008,707
TOTAL INVESTMENTS—99.1% (Identified Cost $702,050)		1,008,707(1)
Other assets and liabilities, net—0.9%		8,792

NET ASSETS—100.0%		$1,017,499

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.

See Notes to Financial Statements

7

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$1,008,707	$1,008,707

Total Investments	$1,008,707	$1,008,707

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2017.

See Notes to Financial Statements

8

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

MARCH 31, 2017

(Reported in thousands except shares and per share amounts)

Assets
Investment in securities at value(1)	$1,008,707
Cash	5,336
Receivables
Investment securities sold	4,752
Fund shares sold	1,457
Dividends and interest receivable	3,545
Prepaid trustee retainer	33
Prepaid expenses	79
Other assets	38

Total assets	1,023,947

Liabilities
Payables
Fund shares repurchased	1,517
Investment securities purchased	3,663
Investment advisory fees	655
Distribution and service fees	132
Administration fees	107
Transfer agent fees and expenses	308
Trustees’ fees and expenses	9
Professional fees	2
Trustee deferred compensation plan	38
Other accrued expenses	17

Total liabilities	6,448

Net Assets	$1,017,499

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$652,893
Accumulated undistributed net investment income (loss)	1,134
Accumulated undistributed net realized gain (loss)	56,815
Net unrealized appreciation (depreciation) on investments	306,657

Net Assets	$1,017,499

Class A
Net asset value (net assets/shares outstanding) per share	$29.90
Maximum offering price per share NAV/(1-5.75%)	$31.72
Shares of beneficial interest outstanding, no par value, unlimited authorization	13,062,277
Net Assets	$390,502
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$29.81
Shares of beneficial interest outstanding, no par value, unlimited authorization	1,770,175
Net Assets	$52,775
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$29.86
Shares of beneficial interest outstanding, no par value, unlimited authorization	18,547,769
Net Assets	$553,836
Class R6
Net asset value (net assets/shares outstanding) and offering price per share	$29.89
Shares of beneficial interest outstanding, no par value, unlimited authorization	682,119
Net Assets	$20,386

(1) Investment in securities at cost	$702,050

See Notes to Financial Statements

9

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND

STATEMENT OF OPERATIONS (Unaudited)

SIX MONTHS ENDED MARCH 31, 2017

($ reported in thousands)

Investment Income
Dividends	$18,116
Interest	16

Total investment income	18,132

Expenses
Investment advisory fees	4,088
Service fees, Class A	572
Distribution and service fees, Class B	2
Distribution and service fees, Class C	290
Administration fees	695
Transfer agent fees and expenses	1,160
Registration fees	44
Printing fees and expenses	65
Custodian fees	9
Professional fees	24
Trustees’ fees and expenses	70
Miscellaneous expenses	44

Total expenses	7,063
Custody fees reimbursed (Note 10)	(23)
Low balance account fees	— (1)

Net expenses	7,040

Net investment income (loss)	11,092

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	82,256
Net change in unrealized appreciation (depreciation) on investments	(122,661)

Net realized and unrealized gain (loss) on investments	(40,405)

Net increase (decrease) in net assets resulting from operations	$(29,313)

(1)	Amount is less than $500.

See Notes to Financial Statements

10

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Reported in thousands)

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$11,092	$17,737
Net realized gain (loss)	82,256	207,975
Net change in unrealized appreciation (depreciation)	(122,661)	(35,860)

Increase (decrease) in net assets resulting from operations	(29,313)	189,852

From Distributions to Shareholders
Net investment income, Class A	(3,827)	(7,500)
Net investment income, Class B	(1)	(4)
Net investment income, Class C	(279)	(382)
Net investment income, Class I	(5,618)	(9,664)
Net investment income, Class R6	(233)	(251)
Net realized short-term gains, Class A	(2,818)	(4,959)
Net realized short-term gains, Class B	(2)	(9)
Net realized short-term gains, Class C	(351)	(548)
Net realized short-term gains, Class I	(3,262)	(5,095)
Net realized short-term gains, Class R6	(128)	(91)
Net realized long-term gains, Class A	(74,698)	(92,687)
Net realized long-term gains, Class B	(53)	(183)
Net realized long-term gains, Class C	(9,293)	(10,113)
Net realized long-term gains, Class I	(86,476)	(93,730)
Net realized long-term gains, Class R6	(3,382)	(1,630)

Decrease in net assets from distributions to shareholders	(190,421)	(226,846)

From Share Transactions
Sale of shares
Class A (1,571 and 3,093 shares, respectively)	48,885	113,074
Class B (—(1) and 1 shares, respectively)	9	18
Class C (63 and 184 shares, respectively)	1,952	6,659
Class I (4,012 and 4,851 shares, respectively)	122,934	174,976
Class R6 (105 and 562 shares, respectively)	3,444	21,137

Reinvestment of distributions
Class A (2,649 and 2,973 shares, respectively)	77,559	100,358
Class B (2 and 5 shares, respectively)	46	177
Class C (314 and 300 shares, respectively)	9,164	10,097
Class I (3,196 and 3,135 shares, respectively)	93,472	105,792
Class R6 (128 and 58 shares, respectively)	3,742	1,972

Conversion of shares(2)
To Class A (9 and 0 shares, respectively)	275	—
From Class B (9 and 0 shares, respectively)	(275)	—

Shares repurchased
Class A (5,546 and 7,850 shares, respectively)	(171,401)	(285,777)
Class B (7 and 29 shares, respectively)	(233)	(1,038)
Class C (435 and 377 shares, respectively)	(13,777)	(13,622)
Class I (5,490 and 8,024 shares, respectively)	(173,542)	(293,340)
Class R6 (138 and 77 shares, respectively)	(4,318)	(2,763)

Increase (decrease) in net assets from share transactions	(2,064)	(62,280)

Net increase (decrease) in net assets	(221,798)	(99,274)

Net Assets
Beginning of period	1,239,297	1,338,571

End of period	$1,017,499	$1,239,297

Accumulated undistributed net investment income (loss) at end of period	$1,134	—

(1)	Amount is less than 500 shares.
(2)	See Note 1 in Notes to Financial Statements for more information.

See Notes to Financial Statements

11

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Class A
10/1/16 to 3/31/17(8)	$36.87	0.31	(1.21)	(0.90)	(0.29)	(5.78)	(6.07)
10/1/15 to 9/30/16	38.45	0.47	4.80	5.27	(0.48)	(6.37)	(6.85)
10/1/14 to 9/30/15	36.65	0.51	3.76	4.27	(0.53)	(1.94)	(2.47)
10/1/13 to 9/30/14	35.10	0.29	3.86	4.15	(0.29)	(2.31)	(2.60)
10/1/12 to 9/30/13	34.19	0.36	0.91	1.27	(0.36)	—	(0.36)
10/1/11 to 9/30/12	26.05	0.21	8.24	8.45	(0.31)	—	(0.31)

Class C
10/1/16 to 3/31/17(8)	$36.77	0.19	(1.21)	(1.02)	(0.16)	(5.78)	(5.94)
10/1/15 to 9/30/16	38.37	0.20	4.78	4.98	(0.21)	(6.37)	(6.58)
10/1/14 to 9/30/15	36.59	0.22	3.73	3.95	(0.23)	(1.94)	(2.17)
10/1/13 to 9/30/14	35.04	0.01	3.87	3.88	(0.02)	(2.31)	(2.33)
10/1/12 to 9/30/13	34.14	0.08	0.92	1.00	(0.10)	—	(0.10)
10/1/11 to 9/30/12	26.02	(0.03)	8.22	8.19	(0.07)	—	(0.07)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

12

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

(6.97)	$29.90	(2.03	)%(6)(9)	$390,502	1.38	%(5)(9)	1.92	%(5)(9)	10	%(6)
(1.58)	36.87	15.58		530,135	1.39	(7)	1.29		31
1.80	38.45	11.34		621,507	1.36		1.26		22
1.55	36.65	12.75		745,473	1.38		0.79		28
0.91	35.10	3.70		745,631	1.40		1.00		30
8.14	34.19	32.49		789,925	1.41		0.67		24

(6.96)	$29.81	(2.39	)%(6)(9)	$52,775	2.14	%(5)(9)	1.20	%(5)(9)	10	%(6)
(1.60)	36.77	14.70		67,216	2.15	(7)	0.55		31
1.78	38.37	10.49		66,023	2.11		0.56		22
1.55	36.59	11.91		62,889	2.13		0.04		28
0.90	35.04	2.93		63,005	2.15		0.23		30
8.12	34.14	31.48		60,941	2.16		(0.10)		24

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

13

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Class I
10/1/16 to 3/31/17(8)	$36.83	0.35	(1.21)	(0.86)	(0.33)	(5.78)	(6.11)
10/1/15 to 9/30/16	38.42	0.56	4.80	5.36	(0.58)	(6.37)	(6.95)
10/1/14 to 9/30/15	36.62	0.62	3.75	4.37	(0.63)	(1.94)	(2.57)
10/1/13 to 9/30/14	35.07	0.39	3.86	4.25	(0.39)	(2.31)	(2.70)
10/1/12 to 9/30/13	34.16	0.43	0.92	1.35	(0.44)	—	(0.44)
10/1/11 to 9/30/12	26.03	0.30	8.22	8.52	(0.39)	—	(0.39)

Class R6
10/1/16 to 3/31/17(8)	$36.84	0.37	(1.18)	(0.81)	(0.36)	(5.78)	(6.14)
10/1/15 to 9/30/16	38.42	0.70	4.73	5.43	(0.64)	(6.37)	(7.01)
11/12/14(4) to 9/30/15	40.32	0.79	(0.06)	0.73	(0.69)	(1.94)	(2.63)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

14

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

(6.97)	$29.86	(1.93	)%(6)(9)	$553,836	1.13	%(5)(9)	2.18	%(5)(9)	10	%(6)
(1.59)	36.83	15.85		619,818	1.14	(7)	1.52		31
1.80	38.42	11.63		647,976	1.11		1.55		22
1.55	36.62	13.04		673,005	1.13		1.07		28
0.91	35.07	3.96		494,963	1.15		1.21		30
8.13	34.16	32.80		422,374	1.16		0.93		24

(6.95)	$29.89	(1.81	)%(6)(9)	$20,386	0.97	%(5)(9)	2.33	%(5)(9)	10	%(6)
(1.58)	36.84	16.06		21,604	0.98	(7)	1.93		31
(1.90)	38.42	1.54	(6)	1,647	0.94	(5)	2.30	(5)	22	(10)

Footnote Legend

(1)	Sales charges, where applicable, are not reflected in the total return calculation.
(2)	Computed using average shares outstanding.
(3)	The Fund will also indirectly bear its prorated share of expenses of the underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(4)	Inception date.
(5)	Annualized.
(6)	Not annualized.
(7)	Expense ratios include extraordinary proxy expenses.
(8)	Unaudited.
(9)	Custody fees reimbursed were excluded from the Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included, the impact would have been to lower the Ratio of Expenses to Average Net Assets and increase the Ratio of Net Investment Income (Loss) by less than 0.01%.
Custody fees reimbursed were included in Total Return. If excluded the impact would have been to lower the Total Return by less than 0.01%.
Please refer to Note 10 in the Notes to Financial Statements for a further explanation on the custody fees reimbursed.
(10)	Portfolio Turnover is representative of the Fund for the entire year ended September 30, 2015.

See Notes to Financial Statements

15

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

MARCH 31, 2017

Note 1. Organization

Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

As of the date of this report, 29 funds of the Trust are offered for sale, of which the Duff & Phelps Real Estate Securities Fund (the “Fund”) is reported in this semiannual report. The Fund is diversified and has investment objectives of capital appreciation and income with approximately equal emphasis. There is no guarantee the Fund will achieve its objectives.

The Fund offers Class A shares, Class C shares, Class I shares and Class R6 shares for sale. Effective March 6, 2017, all Class B shares were converted to Class A shares. Prior to March 6, 2017, Class B shares could be purchased by existing shareholders through qualifying transactions.

Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Fund is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Prior to March 6, 2017, Class B shares were sold with a CDSC, which declined from 5% to zero depending on the period of time the shares were held.

Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.

Class R6 shares are only available to participants in employer-sponsored retirement plans, such as 401(k) plans, profit-sharing plans, defined benefit plans and other employer-directed plans. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Fund’s distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Fund. These fees are reflected as “Low Balance Account Fees” in the Fund’s Statement of Operations for the period, as applicable.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board and has exclusive voting rights with respect to such plans. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Income and other expenses as well as realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in

16

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A.	Security Valuation

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board. All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed quarterly by the Board.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of

17

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method.

Dividend income from REIT investments is recorded using management’s estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C.	Income Taxes

The Fund is treated as a separate taxable entity. It is the intention of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2017, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2014 forward (with limited exceptions).

18

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

D.	Distributions to Shareholders

Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.

E.	Expenses

Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.

In addition to the net operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the Fund’s pro rata expenses of any underlying mutual funds in which the Fund invests.

F.	Earnings Credit and Interest

Through arrangements with the Fund’s custodian, the Fund either receives an earnings credit or interest on agreed upon target un-invested cash balances to reduce the Fund’s custody expenses. The credits are reflected as “Earnings credit from Custodian” and the interest is reflected under “Interest income” in the Fund’s Statement of Operations for the period, as applicable.

Note 3. Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Trust. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser.

As compensation for its services to the Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund:

First $1 Billion	$1 Billion through $2 Billion	$2+ Billion
0.75%	0.70%	0.65%

B.	Subadviser

Duff & Phelps Investment Management Co. (the “Subadviser”), an indirect wholly owned subsidiary of Virtus, is the subadviser to the Fund. The subadviser manages the investments of the Fund for which the Subadviser is paid a fee by the Adviser.

C.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect wholly owned subsidiary of Virtus, serves as the distributor of the Fund’s shares. VP Distributors has advised the Fund that for the six months (the “period”) ended March 31, 2017, it retained net commissions of $5 for Class A shares and deferred sales charges of $0 for Class C shares.

19

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

In addition, the Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the daily average net assets of each respective class at the annual rates as follows: 0.25% for Class A shares and 1.00% for Class C shares. Class R6 shares and Class I shares are not subject to a 12b-1 Plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

D.	Administrator and Transfer Agent

Virtus Fund Services, LLC, an indirect wholly owned subsidiary of Virtus, serves as administrator and transfer agent to the Fund.

For the period ended March 31, 2017, the Fund incurred administration fees totaling $537 which are included in the Statement of Operations.

For the period ended March 31, 2017, the Fund incurred transfer agent fees totaling $1,122 which are included in the Statement of Operations. A portion of these fees was paid to outside entities that also provide services to the Trust.

E.	Affiliated Shareholders

At March 31, 2017, Virtus and its affiliates, and the retirement plans of Virtus and its affiliates, held shares of the Fund which may be redeemed at any time that aggregated to the following:

	Shares	Aggregate Net Asset Value
Class I	118,309	$3,532

F.	Trustee Compensation

The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other Assets” in the Statement of Assets and Liabilities at March 31, 2017.

Note 4. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended March 31, 2017, were as follows:

Purchases	Sales
$106,474	$280,498

There were no purchases or sales of long-term U.S. Government and agency securities for the period ended March 31, 2017.

20

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

Note 5. Borrowings

($ reported in thousands)

On June 29, 2016, the Fund and other affiliated funds renewed a $50,000 secured line of credit. The Credit Agreement (the “Agreement”) is with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank to manage large unexpected redemptions and trade fails, up to a limit of one-fifth of the Fund’s total net assets in accordance with the Agreement. The agreement has a term of 364 days and is renewable by the Fund with the Bank’s consent and approval of the Board. Interest is charged at the higher of the LIBOR (London Interbank Offered Rate) or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Fund and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default.

The Fund had no outstanding borrowings at any time during the period ended March 31, 2017.

Note 6. 10% Shareholders

As of March 31, 2017, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:

% of Shares Outstanding	Number of Accounts
10%	1*

* The shareholders are not affiliated with Virtus.

Note 7. Credit Risk and Asset Concentrations

The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objective. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

Note 8. Indemnifications

Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Fund enters into contracts that provide a variety of indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and that have not occurred. However, the Fund has not had prior claims or losses pursuant to these arrangements and expects the risk of loss to be remote.

21

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

Note 9. Federal Income Tax Information

($ reported in thousands)

At March 31, 2017, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$720,089	$300,376	$(11,758)	$288,618

Note 10. Custody Fees Reimbursed

State Street Bank & Trust, custodian for the Fund through January 29, 2010, reimbursed the Fund for out-of-pocket custody expenses overbilled for the period 1998 through January 29, 2010. The amount reimbursed, including interest, is shown in the Statement of Operations under “Custody fees reimbursed.”

Note 11. Regulatory Matters and Litigation

From time to time, the Trust, the Fund’s Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

On February 20, 2015, a putative class action complaint (In re Virtus Investment Partners, Inc. Securities Litigation; formerly styled as Tom Cummins v. Virtus Investment Partners Inc., et al.) alleging violations of certain provisions of the federal securities laws was filed by an individual shareholder against Virtus and certain of its officers (the “defendants”) in the United States District Court for the Southern District of New York. On August 21, 2015, the lead plaintiff filed a Consolidated Class Action Complaint (the “Consolidated Complaint”) amending the originally filed complaint and adding the Trust as a defendant. The Consolidated Complaint was purportedly filed on behalf of all purchasers of Virtus common stock between January 25, 2013 and May 11, 2015 (the “Class Period”). The Consolidated Complaint alleges that during the Class Period, the defendants disseminated materially false and misleading statements and concealed material adverse facts relating to certain funds previously subadvised by F-Squared Investments, Inc. and/or its affiliates (“F-Squared”). The plaintiff seeks to recover unspecified damages. A motion to dismiss the Consolidated Complaint was filed on behalf of the defendants on October 21, 2015. Pursuant to an Opinion & Order (“Order”) filed on July 1, 2016, the court granted in part and denied in part the defendants’ motion to dismiss. Although the Order narrows the scope of the claims asserted and dismisses one of the defendants from the suit, claims under Sections 10(b) and 20(a) of the Exchange Act and Rule 10b-5 thereunder survive the motion. The remaining defendants filed an Answer to the Consolidated Complaint on August 5, 2016. Pursuant to an Opinion & Order filed on May 15, 2017, the plaintiff’s motion for class certification was granted by the court. Virtus and its affiliates, including the Adviser, believe that the suit is without merit and intend to defend it vigorously. The Trust believes that the risk of loss to the Fund as a result of this suit is remote. The Adviser does not believe that the suit will have any impact on its ability to provide services to the Fund.

22

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

On May 8, 2015, a putative class action complaint (Mark Youngers v. Virtus Investment Partners, Inc., et al.) alleging violations of certain provisions of the federal securities laws was filed in the United States District Court for the Central District of California. The complaint, which was purportedly filed on behalf of purchasers of certain Virtus Funds previously subadvised by F-Squared between May 8, 2010 and December 22, 2014, inclusive (the “Class Period”), alleged claims against Virtus, certain Virtus officers and affiliates (including the Adviser, Euclid Advisors LLC (“Euclid”) and VP Distributors, LLC), the trustees and certain officers of the Trust, and certain other parties (the “defendants”). The complaint alleges that during the Class Period the defendants disseminated materially false and misleading statements and concealed or omitted material facts necessary to make the statements made not misleading. On October 1, 2015, the plaintiffs filed a First Amended Class Action Complaint which, among other things, added a derivative claim for breach of fiduciary duty on behalf of the Trust. On October 19, 2015, the United States District Court for the Central District of California entered an order transferring the action to the Southern District of New York. On January 4, 2016, the plaintiffs filed a Second Amended Complaint. Motions to dismiss were filed on behalf of Virtus, its officers and affiliates and the independent trustees on February 1, 2016. An Opinion & Order (“Order”) granting in part and denying in part the defendants’ motions to dismiss was issued on July 1, 2016. The Order dismissed all claims against the Adviser, Euclid, the independent trustees and certain of the other individual defendants, and narrowed the claims asserted against the remaining defendants. The remaining defendants filed an Answer to the Second Amended Complaint on August 5, 2016. A Stipulation of Voluntary Dismissal of the claim under Section 12 of the Securities Act of 1933, as amended, was filed on September 15, 2016. The remaining defendants filed a motion to certify an interlocutory appeal of the July 1, 2016 order to the Court of Appeals for the Second Circuit on August 26, 2016. The motion was denied on January 6, 2017. Pursuant to an Opinion & Order filed on May 15, 2017, the plaintiffs’ motion for class certification was denied by the court. Virtus and its affiliates, including the Adviser, believe that the suit has no basis in law or fact and intend to defend it vigorously. The Trust believes that the risk of loss to the Fund as a result of this suit is remote. The Adviser does not believe that the suit will have any impact on its ability to provide services to the Fund.

Note 12. New Accounting Pronouncements

On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. Certain of these amendments relate to Regulation S-X which sets forth the requisite form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

Note 13. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

23

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of the subadvisory agreement (the “Subadvisory Agreement”)(together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Real Estate Securities Fund (the “Fund”). At in-person meetings held on November 2, 2016 and November 16-17, 2016 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the subadviser (the “Subadviser”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Fund. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Fund by VIA and the Subadviser; (2) the performance of the Fund as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates with those of a group of funds with similar investment objectives; (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on the Fund’s performance and expenses; (7) fees paid to VIA and the Subadviser by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the Meetings information provided by VIA and the Subadviser, including a completed questionnaire, concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel,

24

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Fund is managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of the Fund’s portfolio. Under this structure, VIA is responsible for the management of the Fund’s investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Fund’s subadviser, including (a) VIA’s ability to select and monitor the subadviser; (b) VIA’s ability to provide the services necessary to monitor the subadviser’s compliance with the Fund’s investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Fund; (e) VIA’s supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor to the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreement, the Board noted that the Subadviser provided portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s prospectus and statement of additional information. In considering the renewal of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Fund.

25

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Fund prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented the Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on the Fund’s performance. The Board evaluated the Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to the Fund. The Board was mindful of VIA’s focus on the Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Fund. The Board also took into account its discussions with management regarding factors that contributed to the performance of the Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of the Fund for the period ended June 30, 2016.

The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10-year periods.

The Board also considered management’s discussion about the reasons for the Fund’s underperformance relative to its benchmark. After reviewing these and related factors, the Board concluded that the Fund’s overall performance, or reasons discussed for underperformance, was satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Fund for advisory services as well as the total expense level of the Fund. This information included comparisons of the Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing the Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees. The Board also noted that the subadvisory fee was paid by VIA out of its management fees rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of the Fund and the impact on expenses. The Subadviser provided, and the Board considered, fee information of comparable accounts managed by the Subadviser, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to the Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.

The Board considered that the Fund’s net management fee and net total expenses were above the median of the Expense Group.

26

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

The Board concluded that the advisory and subadvisory fees, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Fund and other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Fund by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, including the Subadviser, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Fund. The Board reviewed the methodology used to allocate costs to the Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from the Fund was reasonable in light of the quality of the services rendered to the Fund by VIA and its affiliates.

In considering the profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the Subadviser, the Board noted that, because the Subadviser is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the profitability to the Subadviser and its affiliates from their relationship with the Fund was not a material factor in approval of the Subadvisory Agreement.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Fund’s assets grow. The Board noted that the management fee for the Fund included breakpoints based on assets under management. The Board also took into account management’s discussion of the Fund’s management fee and subadvisory fee structure. The Board also took into account the current size of the Fund. The Board concluded that no changes to the advisory fee structure of the Fund were necessary at this time. The Board noted that VIA and the Fund may realize certain economies of scale if the assets of the Fund were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the current size of the Fund managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Subadvisory Agreement at this time.

Other Factors

The Board considered other benefits that may be realized by VIA and the Subadviser and their respective affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Fund to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides

27

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VIA, there are no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fee to be earned under the applicable Agreement. There may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to the Fund.

28

VIRTUS OPPORTUNITIES TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Thomas J. Brown

Donald C. Burke

Roger A. Gelfenbien

John R. Mallin

Hassell H. McClellan

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Nancy J. Engberg, Vice President and Chief Compliance Officer

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank, NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

How to Contact Us

Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

For more information about

Virtus Mutual Funds, please call

your financial representative, or

contact us at 1-800-243-1574

or Virtus.com

8023	5-17

P.O. Box 9874

Providence, RI 02940-8074

SEMIANNUAL REPORT

Virtus Vontobel Foreign Opportunities Fund

(f/k/a Virtus Foreign Opportunities Fund)

March 31, 2017

TRUST NAME: VIRTUS OPPORTUNITIES TRUST

Not FDIC Insured

No Bank Guarantee

May Lose Value

Virtus Vontobel Foreign Opportunities Fund

(“Vontobel Foreign Opportunities Fund” *f/k/a “Foreign Opportunities Fund”)

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

The subadviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Vontobel Foreign Opportunities Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

To My Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present this report that reviews the performance of your fund for the six-month fiscal period ended March 31, 2017.

Despite short-lived selloffs that occurred following the U.K.’s “Brexit” decision last June and the U.S. presidential election in November, the six-month period was strong for global markets. As the fiscal period drew to a close, equity markets continued to benefit from the post-election “Trump bump.” The Federal Reserve (“the Fed”) raised interest rates twice in the period – once in December, and again in March – a clear signal that it believes the U.S. economy is on a growth path. At the same time, other major central banks remained committed to monetary stimulus, adding reassurance to global markets. U.S. growth, as evidenced by strong jobs, housing, and consumer spending data, gives investors reason for optimism. Corporate earnings got off to a strong start for the first quarter of 2017. The pro-growth policies of the new administration, if implemented, could have continued positive impact on earnings and the markets.

Global equity markets turned in positive performance over the six-month period. U.S. large- and small-cap stocks returned 10.12% and 11.52%, as measured by the returns of the S&P 500® Index and Russell 2000® Index, respectively. Within international equities, emerging markets slightly outperformed their developed peers, with the MSCI Emerging Markets Index (net) up 6.80%, compared with the MSCI EAFE® Index (net), which returned 6.48%.

Demand for U.S. Treasuries remained strong, driven by foreign investors seeking safe havens and yield in light of the negative interest rate environment in many international economies. On March 31, 2017, the benchmark 10-year U.S. Treasury yielded 2.40% compared with 1.60% six months earlier. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, was down 2.18% for the six months, while non-investment grade bonds gained 4.50%, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.

Market uncertainty is an ever-present reminder of the importance of portfolio diversification, including exposure to traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies.

On behalf of our investment affiliates, thank you for entrusting Virtus with your assets. Should you have questions about your account or require assistance, please visit our website at Virtus.com, or call our customer service team at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

May 2017

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

1

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2016 TO MARCH 31, 2017

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Vontobel Foreign Opportunities Fund (the “Fund”) you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without a sales charge and do not incur distribution and service fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

2

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2016 TO MARCH 31, 2017

Expense Table
	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Annualized Expense Ratio	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,021.90	1.45%	$7.31
Class C	1,000.00	1,018.00	2.21%	11.12
Class I	1,000.00	1,023.30	1.21%	6.10
Class R6	1,000.00	1,023.90	1.09%	5.50

Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.70	1.45%	7.29
Class C	1,000.00	1,013.91	2.21%	11.10
Class I	1,000.00	1,018.90	1.21%	6.09
Class R6	1,000.00	1,019.50	1.09%	5.49

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.

3

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

KEY INVESTMENT TERMS (Unaudited)

MARCH 31, 2017

American Depositary Receipt (ADR)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Bloomberg Barclays U.S. Aggregate Bond Index

The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Bloomberg Barclays U.S. Corporate High Yield Bond Index

The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Brexit

A combination of the words “Britain” and “exit” which refers to Britain’s withdrawal from the European Union.

Federal Reserve (the “Fed”)

The Central Bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

MSCI EAFE® Index (net)

A free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI Emerging Markets Index (net)

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Real Estate Investment Trust (REIT)

A publicly traded company that owns, develops, and operates income producing real estate such as apartments, office buildings, hotels, shopping centers, and other commercial properties.

Russell 2000® Index

The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

4

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

KEY INVESTMENT TERMS (Unaudited) (Continued)

MARCH 31, 2017

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

5

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2017

($ reported in thousands)

Asset Allocations

The following table presents portfolio holdings within certain sectors as a percentage of total investments attributable to each sector at March 31, 2017.
Consumer Staples	32%
Consumer Discretionary	17
Information Technology	16
Industrials	12
Financials	11
Health Care	10
Real Estate	2

Total	100%

	SHARES	VALUE

COMMON STOCKS—97.0%
Consumer Discretionary—16.3%
Alimentation Couche-Tard, Inc. Class B (Canada)	936,501	$42,309
Domino’s Pizza Group plc (United Kingdom)	4,067,029	15,735
Hermes International (France)	28,709	13,601
LVMH Moet Hennessy Louis Vuitton SE (France)	70,374	15,454
Naspers Ltd. Class N (South Africa)	156,661	27,032
Paddy Power Betfair plc (Ireland)	303,433	32,532
Priceline Group, Inc. (The) (United States)(2)	19,654	34,984
Shimano, Inc. (Japan)	149,200	21,778
Sodexo SA (France)	117,596	13,831

		217,256

Consumer Staples—30.8%
Ambev S.A. ADR (Brazil)	2,849,834	16,415
Anheuser-Busch InBev N.V. (Belgium)	355,965	39,076
British American Tobacco plc (United Kingdom)	1,014,532	67,369

	SHARES	VALUE
Consumer Staples (continued)
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	2,427	$13,763
Diageo plc (United Kingdom)	796,280	22,781
Fomento Economico Mexicano SAB de CV Sponsored ADR (Mexico)	206,915	18,316
L’Oreal SA (France)	70,851	13,616
Nestle S.A. Registered Shares (Switzerland)	518,206	39,759
Philip Morris International, Inc. (United States)	430,996	48,659
Reckitt Benckiser Group plc (United Kingdom)	573,512	52,354
Unicharm Corp. (Japan)	825,800	19,786
Unilever N.V. CVA (Netherlands)	1,176,385	58,444

		410,338

Financials—10.8%
HDFC Bank Ltd. (India)	3,036,702	67,461
Housing Development Finance Corp., Ltd. (India)	2,274,274	52,609
Lloyds Banking Group plc (United Kingdom)	9,685,929	8,048

See Notes to Financial Statements

6

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	SHARES	VALUE
Financials (continued)
UBS Group AG Registered Shares (Switzerland)	954,063	$15,269

		143,387

Health Care—9.8%
Coloplast A/S Class B (Denmark)	176,430	13,776
CSL Ltd. (Australia)	136,832	13,102
Essilor International SA (France)	139,905	17,000
Grifols SA (Spain)	994,931	24,402
Ramsay Health Care Ltd. (Australia)	352,616	18,828
Roche Holding AG (Switzerland)	171,042	43,680

		130,788

Industrials—11.5%
Aena SA (Spain)(3)	235,113	37,196
Bureau Veritas SA (France)	848,289	17,896
Canadian National Railway Co. (Canada)	485,328	35,823
DCC plc (Ireland)	245,569	21,614
RELX N.V. (Netherlands)	1,425,919	26,408
Teleperformance (France)	123,278	13,316

		152,253

Information Technology—15.5%
Accenture plc Class A (United States)	191,921	23,007
Alibaba Group Holding Ltd. Sponsored ADR (China)(2)	270,218	29,138
Mastercard, Inc. Class A (United States)	472,122	53,100
SAP SE (Germany)	462,197	45,353
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	783,566	25,732
Tencent Holdings Ltd. (China)	1,041,725	29,865

		206,195

Real Estate—2.3%
Daito Trust Construction Co., Ltd. (Japan)	129,000	17,722

	SHARES	VALUE
Real Estate (continued)
Link REIT (Hong Kong)	1,867,975	$13,088

		30,810
TOTAL COMMON STOCKS (Identified Cost $910,165)		1,291,027
TOTAL LONG TERM INVESTMENTS—97.0%
(Identified Cost $910,165)		1,291,027
TOTAL INVESTMENTS—97.0% (Identified Cost $910,165)		1,291,027(1)
Other assets and liabilities, net—3.0%		40,197

NET ASSETS—100.0%		$1,331,224

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to a value of $37,196 or 2.8% of net assets.

Country Weightings †
United Kingdom	13%
United States	12
India	9
Switzerland	9
France	8
Netherlands	7
Canada	6
Other	36
Total	100%

†	% of total investments as of March 31, 2017.

See Notes to Financial Statements

7

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$1,291,027	$1,291,027

Total Investments	$1,291,027	$1,291,027

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $254,240 were transferred from Level 2 to Level 1 based on our valuation procedures for non-U.S. securities (See Note 2A in the Notes to Financial Statements).

For information regarding the abbreviations, See Key Investment Terms starting on page 4

See Notes to Financial Statements

8

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

MARCH 31, 2017

(Reported in thousands except shares and per share amounts)

Assets
Investment in securities at value(1)	$1,291,027
Foreign currency at value(2)	2,166
Cash	31,390
Receivables
Investment securities sold	805
Fund shares sold	3,334
Dividends and interest receivable	2,896
Tax reclaims	4,598
Securities lending receivable	1
Prepaid expenses	65
Prepaid trustee retainer	40
Other assets	49

Total assets	1,336,371

Liabilities
Payables
Fund shares repurchased	2,802
Investment securities purchased	634
Investment advisory fees	953
Distribution and service fees	142
Administration fees	137
Transfer agent fees and expenses	316
Trustees’ fees and expenses	10
Professional fees	26
Trustee deferred compensation plan	49
Other accrued expenses	78

Total liabilities	5,147

Net Assets	$1,331,224

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$1,042,493
Accumulated undistributed net investment income (loss)	194
Accumulated undistributed net realized gain (loss)	(92,053)
Net unrealized appreciation (depreciation) on investments	380,590

Net Assets	$1,331,224

Class A
Net asset value (net assets/shares outstanding) per share	$30.07
Maximum offering price per share NAV/(1–5.75%)	$31.90
Shares of beneficial interest outstanding, $0.001 par value, unlimited authorization	8,901,139
Net Assets	$267,631
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$29.63
Shares of beneficial interest outstanding, $0.001 par value, unlimited authorization	3,224,307
Net Assets	$95,552
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$30.10
Shares of beneficial interest outstanding, $0.001 par value, unlimited authorization	31,814,435
Net Assets	$957,536
Class R6
Net asset value (net assets/shares outstanding) and offering price per share	$30.11
Shares of beneficial interest outstanding, no par value, unlimited authorization	348,917
Net Assets	$10,505

(1) Investment in securities at cost	$910,165

(2) Foreign currency at cost	2,166

See Notes to Financial Statements

9

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

STATEMENT OF OPERATIONS (Unaudited)

SIX MONTHS ENDED MARCH 31, 2017

($ reported in thousands)

Investment Income
Dividends	$10,226
Interest	— (1)
Security lending, net of fees	9
Foreign taxes withheld	(701)

Total investment income	9,534

Expenses
Investment advisory fees	5,553
Service fees, Class A	402
Distribution and service fees, Class C	484
Administration fees	828
Transfer agent fees and expenses	1,153
Registration fees	36
Printing fees and expenses	61
Custodian fees	102
Professional fees	49
Trustees’ fees and expenses	81
Miscellaneous expenses	54

Total expenses	8,803
Earnings credit from custodian	(42)
Custody fees reimbursed (Note 10)	(101)
Low balance account fees	(2)

Net expenses	8,658

Net investment income (loss)	876

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	100,807
Net realized gain (loss) on foreign currency transactions	(671)
Net change in unrealized appreciation (depreciation) on investments	(79,562)
Net change in unrealized appreciation (depreciation) on foreign currency translation	(106)

Net realized and unrealized gain (loss) on investments	20,468

Net increase (decrease) in net assets resulting from operations	$21,344

(1) Amount less than $500.

See Notes to Financial Statements

10

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

($ Reported in thousands)

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$876	$12,740
Net realized gain (loss)	100,136	55,111
Net change in unrealized appreciation (depreciation)	(79,668)	91,227

Increase (decrease) in net assets resulting from operations	21,344	159,078

From Distributions to Shareholders
Net investment income, Class A	(2,073)	(3,571)
Net investment income, Class C	(399)	(544)
Net investment income, Class I	(6,072)	(13,003)
Net investment income, Class R6	(47)	(68)

Decrease in net assets from distributions to shareholders	(8,591)	(17,186)

From Share Transactions
Sale of shares
Class A (972 and 2,270 shares, respectively)	27,009	64,565
Class C (115 and 463 shares, respectively)	3,162	12,947
Class I (7,470 and 12,573 shares, respectively)	211,558	353,363
Class R6 (150 and 134 shares, respectively)	4,084	3,639

Reinvestment of distributions
Class A (72 and 117 shares, respectively)	1,916	3,301
Class C (14 and 17 shares, respectively)	362	484
Class I (217 and 432 shares, respectively)	5,789	12,258
Class R6 (2 and 2 shares, respectively)	47	68

Shares repurchased
Class A (4,558 and 4,907 shares, respectively)	(129,604)	(139,993)
Class C (742 and 1,006 shares, respectively)	(20,264)	(28,344)
Class I (8,231 and 25,875 shares, respectively)	(230,152)	(736,620)
Class R6 (25 and 79 shares, respectively)	(722)	(2,122)

Increase (decrease) in net assets from share transactions	(126,815)	(456,454)

Net increase (decrease) in net assets	(114,062)	(314,562)

Net Assets
Beginning of period	1,445,286	1,759,848

End of period	$1,331,224	$1,445,286

Accumulated undistributed net investment income (loss) at end of period	$194	$7,909

See Notes to Financial Statements

11

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period
Class A
10/1/16 to 3/31/17(8)	$29.62	(0.01)	0.64	0.63	(0.18)	(0.18)	0.45	$30.07
10/1/15 to 9/30/16	27.21	0.19	2.47	2.66	(0.25)	(0.25)	2.41	29.62
10/1/14 to 9/30/15	28.12	0.25	(0.92)	(0.67)	(0.24)	(0.24)	(0.91)	27.21
10/1/13 to 9/30/14	27.01	0.24	1.03	1.27	(0.16)	(0.16)	1.11	28.12
10/1/12 to 9/30/13	25.42	0.23	1.63	1.86	(0.27)	(0.27)	1.59	27.01
10/1/11 to 9/30/12	20.83	0.27	4.73	5.00	(0.41)	(0.41)	4.59	25.42

Class C
10/1/16 to 3/31/17(8)	$29.23	(0.10)	0.61	0.51	(0.11)	(0.11)	0.40	$29.63
10/1/15 to 9/30/16	26.95	(0.02)	2.42	2.40	(0.12)	(0.12)	2.28	29.23
10/1/14 to 9/30/15	27.88	0.04	(0.91)	(0.87)	(0.06)	(0.06)	(0.93)	26.95
10/1/13 to 9/30/14	26.82	0.04	1.02	1.06	—	—	1.06	27.88
10/1/12 to 9/30/13	25.27	0.03	1.62	1.65	(0.10)	(0.10)	1.55	26.82
10/1/11 to 9/30/12	20.57	0.10	4.70	4.80	(0.10)	(0.10)	4.70	25.27

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

12

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (Continued)

SELECTED DATA FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Total Return(1)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

2.19	%(6)(10)	$267,631	1.45	%(5)(10)	(0.08	)%(5)(10)	19	%(6)
9.77		367,684	1.45	(7)	0.68		25
(2.41)		406,429	1.41		0.89		32
4.72		477,036	1.43		0.85		31
7.37		676,149	1.46		0.85		29
24.34		398,166	1.45		1.16		47

1.80	%(6)(10)	$95,552	2.21	%(5)(10)	(0.76	)%(5)(10)	19	%(6)
8.94		112,180	2.20	(7)	(0.06)		25
(3.13)		117,568	2.17		0.15		32
3.95		117,906	2.18		0.15		31
6.56		101,655	2.21		0.10		29
23.43		54,634	2.20		0.42		47

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

13

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (Continued)

SELECTED DATA FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operatione	Dividends from Net Investment Income	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period
Class I
10/1/16 to 3/31/17(8)	$29.63	0.04	0.63	0.67	(0.20)	(0.20)	0.47	$30.10
10/1/15 to 9/30/16	27.23	0.26	2.46	2.72	(0.32)	(0.32)	2.40	29.63
10/1/14 to 9/30/15	28.14	0.32	(0.91)	(0.59)	(0.32)	(0.32)	(0.91)	27.23
10/1/13 to 9/30/14	27.03	0.32	1.02	1.34	(0.23)	(0.23)	1.11	28.14
10/1/12 to 9/30/13	25.43	0.28	1.66	1.94	(0.34)	(0.34)	1.60	27.03
10/1/11 to 9/30/12	20.89	0.34	4.72	5.06	(0.52)	(0.52)	4.54	25.43

Class R6
10/1/16 to 3/31/17(8)	$29.63	0.07	0.61	0.68	(0.20)	(0.20)	0.48	$30.11
10/1/15 to 9/30/16	27.24	0.33	2.42	2.75	(0.36)	(0.36)	2.39	29.63
11/14/14(4) to 9/30/15	28.66	0.36	(1.45)	(1.09)	(0.33)	(0.33)	(1.42)	27.24

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

14

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (Continued)

SELECTED DATA FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Total Return(1)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

2.33	%(6)(10)	$957,536	1.21	%(5)(10)	0.29	%(5)(10)	19	%(6)
10.05		958,835	1.20	(7)	0.90		25
(2.16)		1,231,349	1.17		1.14		32
4.97		1,263,398	1.18		1.13		31
7.66		1,048,274	1.21		1.04		29
24.64		672,948	1.20		1.46		47

2.39	%(6)(10)	$10,505	1.09	%(5)(10)	0.45	%(5)(10)	19	%(6)
10.16		6,587	1.10	(7)	1.14		25
(3.84	)(6)	4,502	1.07	(5)	1.44	(5)	32	(9)

Footnote Legend

(1)	Sales charges, where applicable, are not reflected in the total return calculation.
(2)	Computed using average shares outstanding.
(3)	The Fund will also indirectly bear its prorated share of expenses of the underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(4)	Inception date of class.
(5)	Annualized.
(6)	Not annualized.
(7)	Ratio includes extraordinary proxy expenses.
(8)	Unaudited.
(9)	Reported on Fund level not class level.
(10)	Custody fees reimbursed were excluded from the Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included the impact would have been to lower the Ratio of Expenses to Average Net Assets and increase the Ratio of Net Investment Income (Loss) to Average Net Assets by 0.02%.
Custody fees reimbursed were included in Total Return. If excluded the impact would have been to lower the Total Return by 0.01%.
See Note 10 in the Notes to Financial Statements for a further explanation on the custody fees reimbursed.

See Notes to Financial Statements

15

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

MARCH 31, 2017

Note 1. Organization

Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

As of the date of this report, 29 funds of the Trust are offered for sale, of which the Vontobel Foreign Opportunities Fund (the “Fund”) is reported in this semiannual report. The Fund is diversified and has an investment objective of long-term capital appreciation. There is no guarantee the Fund will achieve its objective.

The Fund offers Class A shares, Class C shares, Class I shares and Class R6 shares.

Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Fund is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.

Class R6 shares are only available to participants in employer-sponsored retirement plans, such as 401(k) plans, profit sharing plans, defined benefit plans and other employer-directed plans. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Fund’s distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Fund. These fees are reflected as “Low Balance Account Fees” in the Fund’s Statement of Operations for the period, as applicable.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board and has exclusive voting rights with respect to such plans. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Income and other expenses as well as realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

16

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

A.	Security Valuation

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board. All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed quarterly by the Board.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

17

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method.

C.	Income Taxes

The Fund is treated as a separate taxable entity. It is the intention of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2017, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2014 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.

E.	Expenses

Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.

In addition to the net operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the Fund’s pro rata expenses of any underlying mutual funds in which the Fund invests.

18

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

F.	Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	Securities Lending

($ reported in thousands)

The Fund may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of the agreement, when doing so the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral. At March 31, 2017, the Fund did not have any securities on loan.

I.	Earnings Credit and Interest

Through arrangements with the Fund’s custodian, the Fund either receives an earnings credit or interest on agreed upon target un-invested cash balances to reduce the Fund’s custody expenses. The credits are reflected as “Earnings credit from Custodian” and the interest is reflected under “Interest income” in the Fund’s Statement of Operations for the period, as applicable.

Note 3. Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Trust. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser.

19

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

As compensation for its services to the Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund:

First $2 Billion	$2+ Billion – $4 Billion	$4+ Billion
0.85%	0.80%	0.75%

B.	Subadviser

Vontobel Asset Management, Inc. (the “Subadviser”) is the Subadviser to the Fund. The subadviser manages the investments of the Fund for which the subadviser is paid a fee by the Adviser.

C.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect wholly owned subsidiary of Virtus, serves as the distributor of the Fund’s shares. VP Distributors has advised the Fund that for the six months (the “period”) ended March 31, 2017, it retained net commissions of $54 for Class A shares and deferred sales charges of $2 for Class A shares and $2 for Class C shares.

In addition, the Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan, as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class A shares 0.25% and Class C shares 1.00%. Class R6 shares and Class I shares are not subject to a 12b-1 Plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

D.	Administrator and Transfer Agent

Virtus Fund Services, LLC, an indirect wholly owned subsidiary of Virtus, serves as the administrator and transfer agent to the Fund.

For the period ended March 31, 2017, the Fund incurred administration fees totaling $640 which are included in the Statement of Operations.

For the period ended March 31, 2017, the Fund incurred transfer agent fees totaling $1,099 which are included in the Statement of Operations. A portion of these fees was paid to outside entities that also provide services to the Trust.

E.	Trustee Compensation

The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other Assets” in the Statement of Assets and Liabilities at March 31, 2017.

20

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

Note 4. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities, and short-term securities) during the period ended March 31, 2017, were as follows:

Purchases	Sales
$246,071	$406,759

There were no purchases or sales of long-term U.S. Government and agency securities for the Fund during the period ended March 31, 2017.

Note 5. Borrowings

($ reported in thousands)

On June 29, 2016, the Fund and other affiliated funds renewed a $50,000 secured line of credit. The Credit Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of the Fund’s total net assets in accordance with the Agreement. The agreement has a term of 364 days and is renewable by the Fund with the Bank’s consent and approval of the Board. Interest is charged at the higher of the LIBOR (London Interbank Offered Rate) or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Fund and other affiliated funds are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default.

The Fund had no outstanding borrowings at any time during the period ended March 31, 2017.

Note 6. 10% Shareholders

As of March 31, 2017, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:

% of Shares Outstanding	Number of Accounts
34%	2*

*	The shareholders are not affiliated with Virtus.

Note 7. Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objective. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

21

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

At March 31, 2017, the Fund held securities issued by various companies in specific sectors as detailed below:

Sector	Percentage of Total Investments
Consumer Staples	32%

Note 8. Indemnifications

Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Fund enters into contracts that provide a variety of indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and that have not occurred. However, the Fund has not had prior claims or losses pursuant to these arrangements and expects the risk of loss to be remote.

Note 9. Federal Income Tax Information

($ reported in thousands)

At March 31, 2017, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$917,136	$386,431	$(12,540)	$373,891

The differences between book basis cost and tax basis costs were primarily attributable to the tax deferral of losses on wash sales.

The Fund has capital loss carryovers available to offset future realized capital gains, through the indicated expiration dates shown below:

2018		Total
Short-Term	Long-Term	Short-Term	Long-Term
175,299	—	175,299	—

The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Note 10. Custody Fees Reimbursed

State Street Bank & Trust, custodian for the Fund through January 29, 2010, reimbursed the Fund for out-of-pocket custody expenses overbilled for the period 1998 through January 29, 2010. The amount reimbursed, including interest, is shown in the Statement of Operations under “Custody Fees reimbursed.”

22

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

Note 11. Regulatory Matters and Litigation

From time to time, the Trust, the Fund’s Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

On February 20, 2015, a putative class action complaint (In re Virtus Investment Partners, Inc. Securities Litigation; formerly styled as Tom Cummins v. Virtus Investment Partners Inc., et al.) alleging violations of certain provisions of the federal securities laws was filed by an individual shareholder against Virtus and certain of its officers (the “defendants”) in the United States District Court for the Southern District of New York. On August 21, 2015, the lead plaintiff filed a Consolidated Class Action Complaint (the “Consolidated Complaint”) amending the originally filed complaint and adding the Trust as a defendant. The Consolidated Complaint was purportedly filed on behalf of all purchasers of Virtus common stock between January 25, 2013 and May 11, 2015 (the “Class Period”). The Consolidated Complaint alleges that during the Class Period, the defendants disseminated materially false and misleading statements and concealed material adverse facts relating to certain funds previously subadvised by F-Squared Investments, Inc. and/or its affiliates (“F-Squared”). The plaintiff seeks to recover unspecified damages. A motion to dismiss the Consolidated Complaint was filed on behalf of the defendants on October 21, 2015. Pursuant to an Opinion & Order (“Order”) filed on July 1, 2016, the court granted in part and denied in part the defendants’ motion to dismiss. Although the Order narrows the scope of the claims asserted and dismisses one of the defendants from the suit, claims under Sections 10(b) and 20(a) of the Exchange Act and Rule 10b-5 thereunder survive the motion. The remaining defendants filed an Answer to the Consolidated Complaint on August 5, 2016. Pursuant to an Opinion & Order filed on May 15, 2017, the plaintiff’s motion for class certification was granted by the court. Virtus and its affiliates, including the Adviser, believe that the suit is without merit and intend to defend it vigorously. The Trust believes that the risk of loss to the Fund as a result of this suit is remote. The Adviser does not believe that the suit will have any impact on its ability to provide services to the Fund.

On May 8, 2015, a putative class action complaint (Mark Youngers v. Virtus Investment Partners, Inc., et al.) alleging violations of certain provisions of the federal securities laws was filed in the United States District Court for the Central District of California. The complaint, which was purportedly filed on behalf of purchasers of certain Virtus Funds previously subadvised by F-Squared between May 8, 2010 and December 22, 2014, inclusive (the “Class Period”), alleged claims against Virtus, certain Virtus officers and affiliates (including the Adviser, Euclid Advisors LLC (“Euclid”) and VP Distributors, LLC), the trustees and certain officers of the Trust, and certain other parties (the “defendants”). The complaint alleges that during the Class Period the defendants disseminated materially false and misleading statements and concealed or omitted material facts necessary to make the statements made not misleading. On October 1, 2015, the plaintiffs filed a First Amended Class Action Complaint which, among other things, added a derivative claim for breach of fiduciary duty on behalf of the Trust. On October 19, 2015, the United States District Court for the Central District of California entered an order transferring the action to

23

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

the Southern District of New York. On January 4, 2016, the plaintiffs filed a Second Amended Complaint. Motions to dismiss were filed on behalf of Virtus, its officers and affiliates and the independent trustees on February 1, 2016. An Opinion & Order (“Order”) granting in part and denying in part the defendants’ motions to dismiss was issued on July 1, 2016. The Order dismissed all claims against the Adviser, Euclid, the independent trustees and certain of the other individual defendants, and narrowed the claims asserted against the remaining defendants. The remaining defendants filed an Answer to the Second Amended Complaint on August 5, 2016. A Stipulation of Voluntary Dismissal of the claim under Section 12 of the Securities Act of 1933, as amended, was filed on September 15, 2016. The remaining defendants filed a motion to certify an interlocutory appeal of the July 1, 2016 order to the Court of Appeals for the Second Circuit on August 26, 2016. The motion was denied on January 6, 2017. Pursuant to an Opinion & Order filed on May 15, 2017, the plaintiffs’ motion for class certification was denied by the court. Virtus and its affiliates, including the Adviser, believe that the suit has no basis in law or fact and intend to defend it vigorously. The Trust believes that the risk of loss to the Fund as a result of this suit is remote. The Adviser does not believe that the suit will have any impact on its ability to provide services to the Fund.

Note 12. New Accounting Pronouncement

On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. Certain of these amendments relate to Regulation S-X which sets forth the requisite form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

Note 13. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

24

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Unaudited)

The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of the subadvisory agreement (the “Subadvisory Agreement”) (together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Foreign Opportunities Fund (the “Fund”). At in-person meetings held on November 2, 2016 and November 16-17, 2016 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the subadviser (the “Subadviser”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Fund. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Fund by VIA and the Subadviser; (2) the performance of the Fund as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates with those of a group of funds with similar investment objective(s); (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on the Fund’s performance and expenses; (7) fees paid to VIA and the Subadviser by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the Meetings information provided by VIA and the Subadviser, including a completed questionnaire, concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The

25

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Unaudited) (Continued)

Trustees noted that the Fund is managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of the Fund’s portfolio. Under this structure, VIA is responsible for the management of the Fund’s investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Fund’s subadviser, including (a) VIA’s ability to select and monitor the subadviser; (b) VIA’s ability to provide the services necessary to monitor the subadviser’s compliance with the Fund’s investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Fund; (e) VIA’s supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor to the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreement, the Board noted that the Subadviser provided portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s prospectus and statement of additional information. In considering the renewal of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Fund.

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Fund prepared by Broadridge, an

26

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Unaudited) (Continued)

independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented the Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on the Fund’s performance. The Board evaluated the Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to the Fund. The Board was mindful of VIA’s focus on the Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Fund. The Board also took into account its discussions with management regarding factors that contributed to the performance of the Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of the Fund for the period ended June 30, 2016.

The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.

After reviewing these and related factors, the Board concluded that the Fund’s overall performance, or reasons discussed for underperformance, was satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Fund for advisory services as well as the total expense level of the Fund. This information included comparisons of the Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing the Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees. The Board also noted that the subadvisory fee was paid by VIA out of its management fees rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of the Fund and the impact on expenses. The Subadviser provided, and the Board considered, fee information of comparable accounts managed by the Subadviser, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to the Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.

The Board considered that the Fund’s net management fee and net total expenses were above the median of the Expense Group.

The Board concluded that the advisory and subadvisory fees, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

27

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Unaudited) (Continued)

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Fund and the other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Fund by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, including the Subadviser, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Fund. The Board reviewed the methodology used to allocate costs to the Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from the Fund was reasonable in light of the quality of the services rendered to the Fund by VIA and its affiliates.

In considering the profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In addition, because Vontobel Asset Management, Inc., is an unaffiliated subadviser, the Board relied on the ability of VIA to negotiate this Subadvisory Agreement and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the profitability to the Subadviser and its affiliates from their relationship with the Fund was not a material factor in approval of the Subadvisory Agreement.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Fund’s assets grow. The Board noted that the management fee for the Fund included breakpoints based on assets under management. The Board also took into account management’s discussion of the Fund’s management fee and subadvisory fee structure. The Board also took into account the current size of the Fund. The Board concluded that no change to the advisory fee structure of the Fund was necessary at this time. The Board noted that VIA and the Fund may realize certain economies of scale if the assets of the Fund were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the current size of the Fund managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Subadvisory Agreement at this time.

Other Factors

The Board considered other benefits that may be realized by VIA and the Subadviser and their respective affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Fund to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that there are no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fee to be earned under the applicable Agreement, although there may be certain indirect benefits gained, including to the extent that

28

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Unaudited) (Continued)

serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to the Fund.

29

VIRTUS OPPORTUNITIES TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Thomas J. Brown

Donald C. Burke

Roger A. Gelfenbien

John R. Mallin

Hassell H. McClellan

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Nancy J. Engberg, Vice President and Chief Compliance Officer

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank, NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

How to Contact Us

Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

For more information about

Virtus Mutual Funds, please call

your financial representative, or

contact us at 1-800-243-1574

or Virtus.com

8025	5-17

P.O. Box 9874

Providence, RI 02940-8074

SEMIANNUAL REPORT

Virtus Alternatives Diversifier Fund

Virtus Equity Trend Fund

Virtus Global Equity Trend Fund

Virtus Herzfeld Fund

Virtus Multi-Asset Trend Fund

Virtus Sector Trend Fund

March 31, 2017 TRUST NAME: VIRTUS OPPORTUNITIES TRUST

Not FDIC Insured

No Bank Guarantee

May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)

The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees (“Trustees” or the “Board”) of the Trust. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

To My Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present this report that reviews the performance of your fund for the six-month fiscal period ended March 31, 2017.

Despite short-lived selloffs that occurred following the U.K.’s “Brexit” decision last June and the U.S. presidential election in November, the six-month period was strong for global markets. As the fiscal period drew to a close, equity markets continued to benefit from the post-election “Trump bump.” The Federal Reserve (“the Fed”) raised interest rates twice in the period — once in December, and again in March — a clear signal that it believes the U.S. economy is on a growth path. At the same time, other major central banks remained committed to monetary stimulus, adding reassurance to global markets. U.S. growth, as evidenced by strong jobs, housing, and consumer spending data, gives investors reason for optimism. Corporate earnings got off to a strong start for the first quarter of 2017. The pro-growth policies of the new administration, if implemented, could have continued positive impact on earnings and the markets.

Global equity markets turned in positive performance over the six-month period. U.S. large- and small-cap stocks returned 10.12% and 11.52%, as measured by the returns of the S&P 500® Index and Russell 2000® Index, respectively. Within international equities, emerging markets slightly outperformed their developed peers, with the MSCI Emerging Markets Index (net) up 6.80%, compared with the MSCI EAFE® Index (net), which returned 6.48%.

Demand for U.S. Treasuries remained strong, driven by foreign investors seeking safe havens and yield in light of the negative interest rate environment in many international economies. On March 31, 2017, the benchmark 10-year U.S. Treasury yielded 2.40% compared with 1.60% six months earlier. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, was down 2.18% for the six months, while non-investment grade bonds gained 4.50%, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.

Market uncertainty is an ever-present reminder of the importance of portfolio diversification, including exposure to traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies.

On behalf of our investment affiliates, thank you for entrusting Virtus with your assets. Should you have questions about your account or require assistance, please visit our website at Virtus.com, or call our customer service team at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

May 2017

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

1

VIRTUS OPPORTUNITIES TRUST

Disclosure of Fund Expenses (Unaudited)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2016 TO MARCH 31, 2017

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Opportunities Trust Fund (each, a “Fund”) you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Expense Table
	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Annualized Expense Ratio	Expenses Paid During Period*
Alternatives Diversifier Fund
Actual
Class A	$1,000.00	$1,006.10	0.75%	$3.75
Class C	1,000.00	1,003.70	1.50	7.49
Class I	1,000.00	1,008.80	0.50	2.50
Hypothetical (5% return before expenses)
Class A	1,000.00	1,021.19	0.75	3.78
Class C	1,000.00	1,017.45	1.50	7.54
Class I	1,000.00	1,022.44	0.50	2.52
Equity Trend Fund
Actual
Class A	$1,000.00	$1,050.70	1.47%	$7.52
Class C	1,000.00	1,047.10	2.12	10.82
Class I	1,000.00	1,051.20	1.27	6.49
Class R6	1,000.00	1,052.70	1.10	5.63
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.60	1.47	7.39
Class C	1,000.00	1,014.36	2.12	10.65
Class I	1,000.00	1,018.60	1.27	6.39
Class R6	1,000.00	1,019.45	1.10	5.54
Global Equity Trend Fund
Actual
Class A	$1,000.00	$1,047.30	1.75%	$8.93
Class C	1,000.00	1,043.30	2.50	12.74
Class I	1,000.00	1,049.00	1.50	7.66
Hypothetical (5% return before expenses)
Class A	1,000.00	1,016.21	1.75	8.80
Class C	1,000.00	1,012.47	2.50	12.54
Class I	1,000.00	1,017.45	1.50	7.54
Herzfeld Fund
Actual
Class A	$1,000.00	$1,073.50	1.59%	$8.22
Class C	1,000.00	1,069.20	2.34	12.07
Class I	1,000.00	1,074.90	1.34	6.93
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.00	1.59	8.00
Class C	1,000.00	1,013.26	2.34	11.75
Class I	1,000.00	1,018.25	1.34	6.74
Multi-Asset Trend Fund
Actual
Class A	$1,000.00	$1,010.70	1.64%	$8.22
Class C	1,000.00	1,005.90	2.39	11.95
Class I	1,000.00	1,011.60	1.39	6.97
Hypothetical (5% return before expenses)
Class A	1,000.00	1,016.75	1.64	8.25
Class C	1,000.00	1,013.01	2.39	12.00
Class I	1,000.00	1,018.00	1.39	7.00

2

VIRTUS OPPORTUNITIES TRUST

Disclosure of Fund Expenses (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2016 TO MARCH 31, 2017

	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Annualized Expense Ratio	Expenses Paid During Period*
Sector Trend Fund
Actual
Class A	$1,000.00	$1,024.70	1.04%	$5.25
Class C	1,000.00	1,021.20	1.79	9.02
Class I	1,000.00	1,026.60	0.79	3.99
Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.75	1.04	5.24
Class C	1,000.00	1,016.01	1.79	9.00
Class I	1,000.00	1,020.99	0.79	3.98
*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about the Funds’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

3

VIRTUS OPPORTUNITIES TRUST

KEY INVESTMENT TERMS (Unaudited)

MARCH 31, 2017

American Depositary Receipt (ADR)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Bloomberg Barclays U.S. Aggregate Bond Index

The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Bloomberg Barclays U.S. Corporate High Yield Bond Index

The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Brexit

A combination of the words “Britain” and “exit” which refers to Britain’s withdrawal from the European Union.

Exchange-Traded Funds (ETF)

An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.

Federal Reserve (the “Fed”)

The Central Bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

iShares®

Represents shares of an open-end exchange-traded fund.

MSCI EAFE® Index (net)

The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI Emerging Markets Index (net)

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Russell 2000® Index

The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Treasury Inflation Protected Securities (TIPS):

A treasury security that is indexed to inflation in order to protect investors from the negative effects of inflation.

4

VIRTUS OPPORTUNITIES TRUST

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)

MARCH 31, 2017

For each Fund, the following tables present portfolio holdings within certain sectors or countries as a percentage of total investments attributable to each sector.

Alternatives Diversifier Fund

Affiliated Equity Mutual Funds	50%
Exchange-Traded Funds	50

Total	100%

Equity Trend Fund

Consumer Discretionary	26%
Industrials	19
Information Technology	17
Materials	10
Financials	9
Consumer Staples	8
Real Estate	5
Others	6

Total	100%

Global Equity Trend Fund

Common stocks		58%
Consumer Discretionary	15%
Industrials	11
Information Technology	9
Materials	6
Financials	5
All other Common Stocks	12
Exchange-Traded Funds		42

Total		100%

Herzfeld Fund

Equity Funds	37%
Preferred Stocks	20
International Equity Funds	18
Fixed Income Funds	11
International Fixed Income Funds	3
Other (includes short-term investments)	11

Total	100%

Multi-Asset Trend Fund

Exchange-Traded Funds		62%
Common Stocks		38
Consumer Discretionary	9%
Financials	7
Industrials	6
Information Technology	6
Materials	3
All other Common Stocks	7

Total		100%

Sector Trend Fund

Consumer Discretionary	20%
Industrials	20
Financials	20
Information Technology	18
Utilities	5
Materials	5
Consumer Staples	5
Other	7

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

5

VIRTUS ALTERNATIVES DIVERSIFIER FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2017

($ reported in thousands)

	SHARES	VALUE

AFFILIATED MUTUAL FUNDS(3)—50.0%

Equity Funds—41.5%
Virtus Global Infrastructure Fund Class I	603,480	$8,515
Virtus Global Real Estate Securities Fund Class I	175,450	4,806
Virtus International Real Estate Securities Fund Class I	799,898	5,087
Virtus Real Estate Securities Fund Class I	118,309	3,532

		21,940

Fixed Income Fund—8.5%
Virtus Senior Floating Rate Fund Class I	472,357	4,478
TOTAL AFFILIATED MUTUAL FUNDS (Identified Cost $19,806)		26,418

EXCHANGE-TRADED FUNDS(3)—49.1%
Global X Uranium Index Fund	1,570	24
iShares S&P North American Natural Resources Sector Index Fund	280,734	9,620
PowerShares DB Commodity Index Tracking Fund(2)	490,385	7,459
PowerShares DB G10 Currency Harvest Fund(2)	205,615	5,196
Vaneck Vectors Agribusiness Index Fund	36,987	1,977
Vaneck Vectors Coal Index Fund	122,624	1,696
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $23,868)		25,972
TOTAL LONG TERM INVESTMENTS—99.1%
(Identified Cost $43,674)		52,390
TOTAL INVESTMENTS—99.1% (Identified Cost $43,674)		52,390	(1)
Other assets and liabilities, net—0.9%		457

NET ASSETS—100.0%		$52,847

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at, March 31, 2017	Level 1 Quoted Prices
Equity Securities:
Affiliated Mutual Funds	$26,418	$26,418
Exchange-Traded Funds	25,972	25,972

Total Investments	$52,390	$52,390

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2017.

See Notes to Financial Statements

6

VIRTUS EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2017

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—99.5%

Consumer Discretionary—25.5%
Advance Auto Parts, Inc.	10,525	$1,561
Amazon.com, Inc.(2)	8,292	7,351
AutoNation, Inc.(2)	9,371	396
AutoZone, Inc.(2)	4,144	2,996
Best Buy Co., Inc.	241,341	11,862
CarMax, Inc.(2)	26,970	1,597
Carnival Corp.	57,261	3,373
CBS Corp. Class B	82,412	5,716
Charter Communications, Inc. Class A(2)	9,208	3,014
Chipotle Mexican Grill, Inc.(2)	1,315	586
Comcast Corp. Class A	202,839	7,625
Darden Restaurants, Inc.	5,559	465
Discovery Communications, Inc. Class A(2)	32,580	948
Discovery Communications, Inc. Class C(2)	47,419	1,343
Expedia, Inc.	2,532	320
Garmin Ltd.	88,434	4,520
Goodyear Tire & Rubber Co. (The)	291,904	10,509
Harley-Davidson, Inc.	185,588	11,228
Home Depot, Inc. (The)	51,531	7,566
Interpublic Group of Cos., Inc. (The)	134,972	3,316
Leggett & Platt, Inc.	66,943	3,369
Lowe’s Cos., Inc.	37,283	3,065
Marriott International, Inc. Class A	43,628	4,109
McDonald’s Corp.	37,203	4,822
Mohawk Industries, Inc.(2)	31,415	7,210
Netflix, Inc.(2)	9,039	1,336
Newell Brands, Inc.	212,920	10,044
NIKE, Inc. Class B	182,330	10,161
O’Reilly Automotive, Inc.(2)	13,508	3,645
Omnicom Group, Inc.	83,021	7,157
Priceline Group, Inc. (The)(2)	1,039	1,849
Royal Caribbean Cruises Ltd.	22,805	2,237
Scripps Networks Interactive, Inc. Class A	20,385	1,598
Starbucks Corp.	65,381	3,818
TEGNA, Inc.	46,147	1,182
Time Warner, Inc.	26,930	2,631
TripAdvisor, Inc.(2)	2,277	98
Twenty-First Century Fox, Inc. Class A	37,014	1,199
Twenty-First Century Fox, Inc. Class B	17,060	542
Viacom, Inc. Class B	12,300	573
Walt Disney Co. (The)	50,957	5,778
Wyndham Worldwide Corp.	14,866	1,253
Yum! Brands, Inc.	15,639	999

		164,967

Consumer Staples—8.0%
Altria Group, Inc.	55,763	3,983
Brown-Forman Corp. Class B	51,850	2,394
Campbell Soup Co.	6,954	398
Conagra Brands, Inc.	15,048	607
Constellation Brands, Inc. Class A	50,641	8,207
General Mills, Inc.	21,004	1,239

	SHARES	VALUE

Consumer Staples—continued
Hershey Co. (The)	5,026	$549
Hormel Foods Corp.	9,600	333
J.M. Smucker Co. (The)	4,183	548
Kellogg Co.	9,095	660
Kraft Heinz Co.(The)	21,201	1,925
McCormick & Co., Inc.	4,129	403
Mead Johnson Nutrition Co.	6,662	594
Molson Coors Brewing Co. Class B	106,646	10,207
Mondelez International, Inc. Class A	54,756	2,359
Philip Morris International, Inc.	44,471	5,021
Reynolds American, Inc.	23,710	1,494
Sysco Corp.	198,921	10,328
Tyson Foods, Inc. Class A	10,580	653

		51,902

Energy—3.2%
Helmerich & Payne, Inc.	88,649	5,901
Marathon Petroleum Corp.	54,389	2,749
Phillips 66	45,923	3,638
Tesoro Corp.	12,174	987
Transocean Ltd.(2)	317,321	3,951
Valero Energy Corp.	47,237	3,131

		20,357

Financials—9.3%
Aflac, Inc.	22,521	1,631
Allstate Corp. (The)	22,003	1,793
AON plc	28,946	3,436
Bank of America Corp.	93,044	2,195
BB&T Corp.	31,354	1,401
Charles Schwab Corp. (The)	57,892	2,363
Chubb Ltd.	27,904	3,802
Cincinnati Financial Corp.	8,936	646
Citigroup, Inc.	26,357	1,577
Citizens Financial Group, Inc.	19,745	682
Comerica, Inc.	1,490	102
E*Trade Financial Corp.(2)	13,430	469
Fifth Third Bancorp	30,518	775
Gallagher (Arthur J.) & Co.	19,562	1,106
Goldman Sachs Group, Inc. (The)	17,477	4,015
Huntington Bancshares, Inc.	43,798	586
JPMorgan Chase & Co.	33,144	2,911
KeyCorp	41,523	738
Lincoln National Corp.	12,751	834
M&T Bank Corp.	6,005	929
Marsh & McLennan Cos., Inc.	56,651	4,186
MetLife, Inc.	60,435	3,192
Morgan Stanley	68,380	2,929
People’s United Financial, Inc.	12,091	220
PNC Financial Services Group, Inc. (The)	18,803	2,261
Principal Financial Group, Inc.	14,700	928
Progressive Corp. (The)	34,757	1,362
Prudential Financial, Inc.	23,723	2,531
Regions Financial Corp.	49,335	717
SunTrust Banks, Inc.	18,979	1,049
Torchmark Corp.	6,128	472
Travelers Cos., Inc. (The)	16,928	2,040
U.S. Bancorp	14,872	766
Unum Group	12,894	605

	SHARES	VALUE

Financials—continued
Wells Fargo & Co.	42,149	$2,346
Willis Towers Watson plc	14,149	1,852
XL Group Ltd.	16,673	665
Zions Bancorporation	8,160	343

		60,455

Health Care—3.2%
Abbott Laboratories	36,004	1,599
Aetna, Inc.	11,132	1,420
Anthem, Inc.	8,375	1,385
Bard (C.R.), Inc.	1,541	383
Baxter International, Inc.	10,321	535
Becton, Dickinson & Co.	4,454	817
Boston Scientific Corp.(2)	28,380	706
Centene Corp.(2)	5,467	390
Cigna Corp.	8,177	1,198
Danaher Corp.	12,753	1,091
Edwards Lifesciences Corp.(2)	4,874	459
Hologic, Inc.(2)	6,187	263
Humana, Inc.	4,716	972
IDEXX Laboratories, Inc.(2)	1,854	287
Intuitive Surgical, Inc.(2)	812	622
Medtronic plc	28,777	2,318
Stryker Corp.	6,536	860
UnitedHealth Group, Inc.	30,200	4,953
Varian Medical Systems, Inc.(2)	2,010	183
Zimmer Biomet Holdings, Inc.	4,549	556

		20,997

Industrials—19.2%
3M Co.	12,747	2,439
Alaska Air Group, Inc.	9,949	917
Allegion plc	15,050	1,139
American Airlines Group, Inc.	41,954	1,775
Arconic, Inc.	9,813	258
Boeing Co. (The)	12,843	2,271
Cintas Corp.	88,398	11,186
CSX Corp.	53,978	2,513
Deere & Co.	95,609	10,408
Delta Air Lines, Inc.	59,380	2,729
Dover Corp.	9,637	774
Dun & Bradstreet Corp. (The)	8,326	899
Equifax, Inc.	26,384	3,608
Fastenal Co.	75,274	3,877
Flowserve Corp.	8,163	395
Fortive Corp.	18,718	1,127
Fortune Brands Home & Security, Inc.	24,129	1,468
General Dynamics Corp.	6,482	1,213
General Electric Co.	187,393	5,584
Honeywell International, Inc.	16,144	2,016
Hunt (JB) Transport Services, Inc.	71,964	6,602
Illinois Tool Works, Inc.	19,634	2,601
Ingersoll-Rand plc	16,033	1,304
Johnson Controls International plc	146,785	6,183
Kansas City Southern	6,198	532
L3 Technologies, Inc.	1,796	297
Lockheed Martin Corp.	5,703	1,526
Masco Corp.	51,784	1,760
Nielsen Holdings plc	74,210	3,066
Norfolk Southern Corp.	16,809	1,882

See Notes to Financial Statements

7

VIRTUS EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	SHARES	VALUE

Industrials—continued
Northrop Grumman Corp.	4,142	$985
Parker Hannifin Corp.	8,305	1,331
Pentair plc	10,448	656
Raytheon Co.	6,625	1,010
Republic Services, Inc.	47,766	3,000
Rockwell Collins, Inc.	2,910	283
Roper Technologies, Inc.	2,168	448
Ryder System, Inc.	43,749	3,300
Snap-On, Inc.	3,608	609
Southwest Airlines Co.	49,732	2,674
Stanley Black & Decker, Inc.	9,363	1,244
Stericycle, Inc.(2)	17,544	1,454
Textron, Inc.	6,298	300
TransDigm Group, Inc.(2)	1,122	247
Union Pacific Corp.	47,403	5,021
United Continental Holdings, Inc.(2)	23,398	1,653
United Rentals, Inc.(2)	22,587	2,825
United Technologies Corp.	17,246	1,935
Verisk Analytics, Inc.(2)	34,340	2,786
W.W. Grainger, Inc.	14,246	3,316
Waste Management, Inc.	83,856	6,115
Xylem, Inc.	11,192	562

		124,103

Information Technology—16.6%
Activision Blizzard, Inc.	123,055	6,136
Adobe Systems, Inc.(2)	30,440	3,961
Akamai Technologies, Inc.(2)	1,894	113
Alliance Data Systems Corp.	1,264	315
Alphabet, Inc. Class A(2)	3,423	2,902
Alphabet, Inc. Class C(2)	3,430	2,845
Amphenol Corp. Class A	67,027	4,770
Analog Devices, Inc.	6,501	533
Apple, Inc.	64,776	9,306
Applied Materials, Inc.	155,805	6,061
Autodesk, Inc.(2)	12,101	1,046
Automatic Data Processing, Inc.	9,855	1,009
Broadcom Ltd.	6,787	1,486
CA, Inc.	4,724	150
Citrix Systems, Inc.(2)	9,621	802
Corning, Inc.	207,384	5,599
eBay, Inc.(2)	12,169	409
Electronic Arts, Inc.(2)	54,120	4,845
Facebook, Inc. Class A(2)	27,009	3,837
Fidelity National Information Services, Inc.	7,244	577
First Solar, Inc.(2)	1,070	29
Fiserv, Inc.(2)	4,802	554
Global Payments, Inc.	3,342	270
Hewlett Packard Enterprise Co.	22,298	528
HP, Inc.	20,758	371
Intel Corp.	83,420	3,009
Intuit, Inc.	14,890	1,727
KLA-Tencor Corp.	22,566	2,145
Lam Research Corp.	23,493	3,016
MasterCard, Inc. Class A	20,770	2,336
Microchip Technology, Inc.	3,763	278
Micron Technology, Inc.(2)	17,966	519
Microsoft Corp.	122,529	8,070
NetApp, Inc.	3,425	143
NVIDIA Corp.	9,523	1,037
Oracle Corp.	46,894	2,092
Paychex, Inc.	7,135	420

	SHARES	VALUE

Information Technology—continued
PayPal Holdings, Inc.(2)	24,380	$1,049
Qorvo, Inc.(2)	2,173	149
QUALCOMM, Inc.	26,165	1,500
Red Hat, Inc.(2)	2,772	240
salesforce.com, Inc.(2)	39,276	3,240
Seagate Technology plc	3,739	172
Skyworks Solutions, Inc.	3,230	316
Symantec Corp.	9,690	297
TE Connectivity Ltd.	137,504	10,251
Texas Instruments, Inc.	17,492	1,409
Total System Services, Inc.	3,523	188
VeriSign, Inc.(2)	970	85
Visa, Inc. Class A	40,814	3,627
Western Digital Corp.	3,775	312
Western Union Co. (The)	10,282	209
Xerox Corp.	9,343	69
Xilinx, Inc.	4,412	255
Yahoo!, Inc.(2)	10,239	475

		107,089

Materials—9.6%
Albemarle Corp.	10,990	1,161
Avery Dennison Corp.	18,128	1,461
Dow Chemical Co. (The)	77,762	4,941
Du Pont (E.I.) de Nemours & Co.	60,298	4,844
Eastman Chemical Co.	10,353	837
Ecolab, Inc.	25,915	3,248
International Flavors & Fragrances, Inc.	7,907	1,048
International Paper Co.	83,224	4,226
Martin Marietta Materials, Inc.	22,275	4,861
Newmont Mining Corp.	311,832	10,278
Nucor Corp.	166,542	9,946
PPG Industries, Inc.	26,104	2,743
Sealed Air Corp.	39,116	1,705
Sherwin-Williams Co. (The)	8,004	2,483
Vulcan Materials Co.	46,581	5,612
WestRock Co.	51,112	2,659

		62,053

Real Estate—4.9%
American Tower Corp.	22,032	2,678
CBRE Group, Inc. Class A(2)	290,423	10,104
Crown Castle International Corp.	18,608	1,758
Digital Realty Trust, Inc.	8,403	894
Equinix, Inc.	3,702	1,482
Extra Space Storage, Inc.	6,672	496
Iron Mountain, Inc.	12,980	463
Prologis, Inc.	207,950	10,788
Public Storage	7,703	1,686
Weyerhaeuser Co.	38,759	1,317

		31,666
TOTAL COMMON STOCKS (Identified Cost $555,337)		643,589
TOTAL LONG TERM INVESTMENTS—99.5%
(Identified Cost $555,337)		643,589
TOTAL INVESTMENTS—99.5% (Identified Cost $555,337)		643,589	(1)
Other assets and liabilities, net—0.5%		3,223

NET ASSETS—100.0%		$646,812

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$643,589	$643,589

Total Investments	$643,589	$643,589

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2017.

See Notes to Financial Statements

8

VIRTUS GLOBAL EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2017

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—57.2%

Consumer Discretionary—14.8%
Advance Auto Parts, Inc.	157	$23
Amazon.com, Inc.(2)	130	115
AutoNation, Inc.(2)	61	3
AutoZone, Inc.(2)	66	48
Best Buy Co., Inc.	3,643	179
CarMax, Inc.(2)	371	22
Carnival Corp.	855	50
CBS Corp. Class B	1,239	86
Charter Communications, Inc. Class A(2)	145	47
Chipotle Mexican Grill, Inc.(2)	19	9
Comcast Corp. Class A	3,090	116
Darden Restaurants, Inc.	37	3
Discovery Communications, Inc. Class A(2)	398	12
Discovery Communications, Inc. Class C(2)	638	18
Expedia, Inc.	27	3
Garmin Ltd.	1,306	67
Goodyear Tire & Rubber Co. (The)	4,176	150
Harley-Davidson, Inc.	2,746	166
Home Depot, Inc. (The)	796	117
Interpublic Group of Cos., Inc. (The)	2,018	50
Leggett & Platt, Inc.	975	49
Lowe’s Cos., Inc.	537	44
Marriott International, Inc. Class A	690	65
McDonald’s Corp.	571	74
Mohawk Industries, Inc.(2)	488	112
Netflix, Inc.(2)	138	20
Newell Brands, Inc.	3,241	153
NIKE, Inc. Class B	2,776	155
O’Reilly Automotive, Inc.(2)	213	58
Omnicom Group, Inc.	1,298	112
Priceline Group, Inc. (The)(2)	15	27
Royal Caribbean Cruises Ltd.	360	35
Scripps Networks Interactive, Inc. Class A	285	22
Starbucks Corp.	980	57
TEGNA, Inc.	605	16
Time Warner, Inc.	393	38
TripAdvisor, Inc.(2)	6	—	(4)
Twenty-First Century Fox, Inc. Class A	455	15
Twenty-First Century Fox, Inc. Class B	159	5
Viacom, Inc. Class B	118	6
Walt Disney Co. (The)	743	84
Wyndham Worldwide Corp.	193	16
Yum! Brands, Inc.	196	13

		2,460

Consumer Staples—4.6%
Altria Group, Inc.	829	59
Brown-Forman Corp. Class B	739	34
Campbell Soup Co.	46	3
Conagra Brands, Inc.	145	6
Constellation Brands, Inc. Class A	785	127
General Mills, Inc.	281	17
Hershey Co. (The)	66	7
Hormel Foods Corp.	45	2
J.M. Smucker Co. (The)	56	7

	SHARES	VALUE

Consumer Staples—continued
Kellogg Co.	93	$7
Kraft Heinz Co. (The)	334	30
McCormick & Co., Inc.	50	5
Mead Johnson Nutrition Co.	91	8
Molson Coors Brewing Co. Class B	1,650	158
Mondelez International, Inc. Class A	802	34
Philip Morris International, Inc.	689	78
Reynolds American, Inc.	343	22
Sysco Corp.	3,010	156
Tyson Foods, Inc. Class A	106	6

		766

Energy—1.8%
Helmerich & Payne, Inc.	1,341	89
Marathon Petroleum Corp.	777	39
Phillips 66	663	53
Tesoro Corp.	175	14
Transocean Ltd.(2)	4,794	60
Valero Energy Corp.	710	47

		302

Financials—5.2%
Aflac, Inc.	318	23
Allstate Corp. (The)	295	24
AON plc	449	53
Bank of America Corp.	1,338	32
BB&T Corp.	451	20
Charles Schwab Corp. (The)	863	35
Chubb Ltd.	433	59
Cincinnati Financial Corp.	98	7
Citigroup, Inc.	350	21
Citizens Financial Group, Inc.	230	8
Comerica, Inc.	5	—	(4)
E*Trade Financial Corp.(2)	107	4
Fifth Third Bancorp	350	9
Gallagher (Arthur J.) & Co.	262	15
Goldman Sachs Group, Inc. (The)	271	62
Huntington Bancshares, Inc.	432	6
JPMorgan Chase & Co.	514	45
KeyCorp	499	9
Lincoln National Corp.	151	10
M&T Bank Corp.	93	14
Marsh & McLennan Cos., Inc.	844	62
MetLife, Inc.	864	46
Morgan Stanley	997	43
PNC Financial Services Group, Inc. (The)	289	35
Principal Financial Group, Inc.	181	11
Progressive Corp. (The)	494	19
Prudential Financial, Inc.	377	40
Regions Financial Corp.	550	8
SunTrust Banks, Inc.	257	14
Torchmark Corp.	48	4
Travelers Cos., Inc. (The)	257	31
U.S. Bancorp	183	10
Unum Group	128	6
Wells Fargo & Co.	604	34
Willis Towers Watson plc	229	30
XL Group Ltd.	175	7
Zions Bancorp	43	2

		858

	SHARES	VALUE

Health Care—1.8%
Abbott Laboratories	520	$23
Aetna, Inc.	177	23
Anthem, Inc.	131	22
Bard (C.R.), Inc.	19	5
Baxter International, Inc.	105	5
Becton, Dickinson & Co.	70	13
Boston Scientific Corp.(2)	351	9
Centene Corp.(2)	32	2
Cigna Corp.	127	19
Danaher Corp.	183	16
Edwards Lifesciences Corp.(2)	63	6
Hologic, Inc.(2)	7	—	(4)
Humana, Inc.	72	15
IDEXX Laboratories, Inc.(2)	26	4
Intuitive Surgical, Inc.(2)	11	8
Medtronic plc	416	33
Stryker Corp.	107	14
UnitedHealth Group, Inc.	468	77
Zimmer Biomet Holdings, Inc.	60	7

		301

Industrials—11.1%
3M Co.	190	36
Alaska Air Group, Inc.	153	14
Allegion plc	187	14
American Airlines Group, Inc.	615	26
Arconic, Inc.	24	1
Boeing Co. (The)	199	35
Cintas Corp.	1,393	176
CSX Corp.	734	34
Deere & Co.	1,476	161
Delta Air Lines, Inc.	861	40
Dover Corp.	106	9
Dun & Bradstreet Corp. (The)	123	13
Equifax, Inc.	409	56
Fastenal Co.	1,134	58
Flowserve Corp.	48	2
Fortive Corp.	240	15
Fortune Brands Home & Security, Inc.	324	20
General Dynamics Corp.	101	19
General Electric Co.	2,798	83
Honeywell International, Inc.	256	32
Hunt (J.B.) Transport Services, Inc.	1,104	101
Illinois Tool Works, Inc.	311	41
Ingersoll-Rand plc	214	17
Johnson Controls International plc	2,199	93
Kansas City Southern	88	8
L3 Technologies, Inc.	19	3
Lockheed Martin Corp.	86	23
Masco Corp.	709	24
Nielsen Holdings plc	1,079	45
Norfolk Southern Corp.	245	27
Northrop Grumman Corp.	59	14
Parker Hannifin Corp.	126	20
Pentair plc	106	7
Raytheon Co.	103	16
Republic Services, Inc.	692	44
Rockwell Collins, Inc.	33	3
Roper Technologies, Inc.	26	5
Ryder System, Inc.	638	48
Snap-on, Inc.	51	9
Southwest Airlines Co.	715	38

See Notes to Financial Statements

9

VIRTUS GLOBAL EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	SHARES	VALUE

Industrials—continued
Stanley Black & Decker, Inc.	143	$19
Stericycle, Inc.(2)	249	21
Textron, Inc.	19	1
TransDigm Group, Inc.(2)	15	3
Union Pacific Corp.	691	73
United Continental Holdings, Inc.(2)	337	24
United Rentals, Inc.(2)	348	44
United Technologies Corp.	261	29
Verisk Analytics, Inc.(2)	493	40
W.W. Grainger, Inc.	232	54
Waste Management, Inc.	1,263	92
Xylem, Inc.	99	5

		1,835

Information Technology—9.4%
Activision Blizzard, Inc.	1,852	92
Adobe Systems, Inc.(2)	464	60
Akamai Technologies, Inc.(2)	9	1
Alliance Data Systems Corp.	12	3
Alphabet, Inc. Class A(2)	53	45
Alphabet, Inc. Class C(2)	53	44
Amphenol Corp. Class A	1,002	71
Analog Devices, Inc.	77	6
Apple, Inc.	1,002	144
Applied Materials, Inc.	2,343	91
Autodesk, Inc.(2)	182	16
Automatic Data Processing, Inc.	149	15
Broadcom Ltd.	103	23
Citrix Systems, Inc.(2)	108	9
Corning, Inc.	3,113	84
eBay, Inc.(2)	77	3
Electronic Arts, Inc.(2)	839	75
Facebook, Inc. Class A(2)	413	59
Fidelity National Information Services, Inc.	67	5
Fiserv, Inc.(2)	64	7
Global Payments, Inc.	2	—	(4)
Hewlett Packard Enterprise Co.	195	5
HP, Inc.	144	3
Intel Corp.	1,203	43
Intuit, Inc.	234	27
KLA-Tencor Corp.	362	34
Lam Research Corp.	358	46
MasterCard, Inc. Class A	332	37
Microchip Technology, Inc.	6	—	(4)
Micron Technology, Inc.(2)	138	4
Microsoft Corp.	1,841	121
NVIDIA Corp.	138	15
Oracle Corp.	663	30
Paychex, Inc.	50	3
PayPal Holdings, Inc.(2)	315	14
QUALCOMM, Inc.	348	20
salesforce.com, Inc.(2)	618	51
Skyworks Solutions, Inc.	35	3
Symantec Corp.	23	1
TE Connectivity Ltd.	2,143	160
Texas Instruments, Inc.	232	19
VeriSign, Inc.(2)	28	2
Visa, Inc. Class A	619	55
Western Digital Corp.	9	1
Xilinx, Inc.	2	—	(4)
Yahoo!, Inc.(2)	80	4

		1,551

	SHARES	VALUE

Materials—5.7%
Albemarle Corp.	167	$18
Avery Dennison Corp.	233	19
Dow Chemical Co. (The)	1,164	74
Du Pont (E.I.) de Nemours & Co.	903	73
Eastman Chemical Co.	118	10
Ecolab, Inc.	410	51
International Flavors & Fragrances, Inc.	116	15
International Paper Co.	1,252	64
Martin Marietta Materials, Inc.	346	76
Newmont Mining Corp.	4,746	156
Nucor Corp.	2,536	151
PPG Industries, Inc.	413	43
Sealed Air Corp.	529	23
Sherwin-Williams Co. (The)	123	38
Vulcan Materials Co.	718	86
WestRock Co.	760	40

		937

Real Estate—2.8%
American Tower Corp.	334	41
CBRE Group, Inc. Class A(2)	4,156	145
Crown Castle International Corp.	299	28
Digital Realty Trust, Inc.	124	13
Equinix, Inc.	61	24
Extra Space Storage, Inc.	55	4
Iron Mountain, Inc.	100	4
Prologis, Inc.	3,170	164
Public Storage	123	27
Weyerhaeuser Co.	538	18

		468
TOTAL COMMON STOCKS (Identified Cost $8,181)		9,478

EXCHANGE-TRADED FUNDS(3)—41.4%
iShares MSCI Australia Index Fund	38,847	879
iShares MSCI Brazil Capped Index Fund	22,268	834
iShares MSCI Canada Index Fund	30,535	821
iShares MSCI Hong Kong Index Fund	39,236	873
iShares MSCI Japan Index Fund	16,293	839
iShares MSCI South Korea Capped Index Fund	14,470	895
iShares MSCI Switzerland Capped Index Fund	26,951	862
iShares MSCI Taiwan Capped Index Fund	26,242	872
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $6,040)		6,875
TOTAL LONG TERM INVESTMENTS—98.6%
(Identified Cost $14,221)		16,353
TOTAL INVESTMENTS—98.6% (Identified Cost $14,221)		16,353	(1)
Other assets and liabilities, net—1.4%		226

NET ASSETS—100.0%		$16,579

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.
(4)	Amount is less than $500.

Country Weightings†
United States	91%
Korea	6
Switzerland	2
Ireland	1
Total	100%
† % of total investments as of March 31, 2017

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$9,478	$9,478
Exchange-Traded Fund	6,875	6,875

Total Investments	$16,353	$16,353

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2017.

See Notes to Financial Statements

10

VIRTUS HERZFELD FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2017

($ reported in thousands)

	SHARES	VALUE

CLOSED END FUNDS(3)—68.7%

Equity Funds—36.9%
Adams Diversified Equity Fund, Inc.	126,991	$1,746
Adams Natural Resources Fund, Inc.	99,208	1,927
Allianzgi NFJ Dividend Interest & Premium Strategy Fund	111,708	1,440
Alpine Total Dynamic Dividend Fund	205,809	1,700
BlackRock Science & Technology Trust	130,342	2,758
Boulder Growth & Income Fund, Inc.	303,102	2,819
Central Securities Corp.	122,048	2,928
Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.	20,613	231
Gabelli Healthcare & WellnessRx Trust (The)	73,525	735
General American Investors Co., Inc.	32,686	1,095
Liberty All Star Equity Fund	207,898	1,135
Nuveen S&P 500 Buy-Write Income Fund	33,224	440
Source Capital, Inc.	19,696	740
Tortoise Pipeline & Energy Fund, Inc.	43,517	919
Tortoise Power and Energy Infrastructure Fund, Inc.	10,732	236
Tri-Continental Corp.	24,736	572

		21,421

Fixed Income Funds—10.1%
BlackRock Credit Allocation Income Trust IV	62,504	823
Franklin Limited Duration Income Trust	28,651	343
NexPoint Credit Strategies Fund	176,077	4,032
Nuveen Preferred Income Opportunities Fund	17,030	167
Western Asset / Claymore Inflation-Linked Opportunities & Income Fund	25,700	287
Western Asset / Claymore Inflation-Linked Securities & Income Fund	20,482	236

		5,888

International Fixed Income Funds—3.4%
Avenue Income Credit Strategies Fund	57,856	807
Diversified Real Asset Income Fund	19,626	340
DoubleLine Income Solutions Fund	40,000	803

		1,950

International Equity Funds—18.3%
Aberdeen Japan Equity Fund, Inc.	107,743	857
Aberdeen Latin America Equity Fund, Inc.	18,110	426

	SHARES	VALUE

International Equity Funds—continued
Alpine Global Dynamic Dividend Fund	106,859	$1,043
Clough Global Opportunities Fund	40,477	417
Delaware Enhanced Global Dividend and Income Fund	18,872	207
First Trust Dynamic Europe Equity Income Fund	47,755	824
Japan Smaller Capitalization Fund, Inc.	97,928	1,062
New Germany Fund, Inc. (The)	60,161	889
Taiwan Fund, Inc. (The)(2)	22,560	411
Tekla Healthcare Opportunities Fund	147,806	2,572
Tekla World Healthcare Fund	106,702	1,531
Templeton Dragon Fund, Inc.	19,655	369

		10,608
TOTAL CLOSED END FUNDS (Identified Cost $37,328)		39,867

PREFERRED STOCKS—19.6%

Financials—19.6%
Eagle Point Credit Co., Inc. 7.00%	147,840	3,814
Eagle Point Credit Co., Inc. Series A 7.75%	10,600	276
MVC Capital, Inc. 7.25%	84,231	2,139
Oxford Lane Capital Corp. 7.50%	61,448	1,574
Oxford Lane Capital Corp. 8.125%	140,461	3,597
TOTAL PREFERRED STOCKS (Identified Cost $11,022)		11,400
TOTAL LONG TERM INVESTMENTS—88.3%
(Identified Cost $48,350)		51,267

SHORT-TERM INVESTMENT—10.7%

Money Market Mutual Fund—10.7%
JPMorgan U.S. Government Money Market Fund – Institutional Shares (seven-day effective yield 0.630%)(3)	6,190,846	6,191
TOTAL SHORT-TERM INVESTMENT (Identified Cost $6,191)		6,191
TOTAL INVESTMENTS—99.0% (Identified Cost $54,541)		57,458	(1)
Other assets and liabilities, net—1.0%		588

NET ASSETS—100.0%		$58,046

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2017	Level 1 Quoted Prices
Equity Securities:
Closed-End Funds	$39,867	$39,867
Preferred Stocks	11,400	11,400
Short-Term Invest ments	6,191	6,191

Total Investments	$57,458	$57,458

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2017.

See Notes to Financial Statements

11

VIRTUS MULTI-ASSET TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2017

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—34.4%

Consumer Discretionary—8.8%
Advance Auto Parts, Inc.	555	$82
Amazon.com, Inc.(2)	478	424
AutoNation, Inc.(2)	350	15
AutoZone, Inc.(2)	237	171
Best Buy Co., Inc.	13,330	655
CarMax, Inc.(2)	1,438	85
Carnival Corp.	3,214	189
CBS Corp. Class B	4,576	317
Charter Communications, Inc. Class A(2)	525	172
Chipotle Mexican Grill, Inc.(2)	68	30
Comcast Corp. Class A	11,276	424
Darden Restaurants, Inc.	220	18
Discovery Communications, Inc. Class A(2)	1,657	48
Discovery Communications, Inc. Class C(2)	2,532	72
Expedia, Inc.	83	10
Garmin Ltd.	5,045	258
Goodyear Tire & Rubber Co. (The)	12,325	444
Harley-Davidson, Inc.	10,083	610
Home Depot, Inc. (The)	2,875	422
Interpublic Group of Cos., Inc. (The)	7,579	186
Leggett & Platt, Inc.	3,672	185
Lowe’s Cos., Inc.	2,044	168
Marriott International, Inc. Class A	2,470	233
McDonald’s Corp.	2,066	268
Mohawk Industries, Inc.(2)	1,790	411
Netflix, Inc.(2)	481	71
Newell Brands, Inc.	11,873	560
NIKE, Inc. Class B	10,171	567
O’Reilly Automotive, Inc.(2)	775	209
Omnicom Group, Inc.	4,608	397
Priceline Group, Inc. (The)(2)	60	107
Royal Caribbean Cruises Ltd.	1,275	125
Scripps Networks Interactive, Inc. Class A	1,087	85
Starbucks Corp.	3,684	215
TEGNA, Inc.	2,435	62
Time Warner, Inc.	1,112	109
Twenty-First Century Fox, Inc. Class A	1,387	45
Twenty-First Century Fox, Inc. Class B	493	16
Viacom, Inc. Class B	361	17
Walt Disney Co. (The)	2,148	244
Wyndham Worldwide Corp.	782	66
Yum! Brands, Inc.	810	52

		8,844

Consumer Staples—2.8%
Altria Group, Inc.	3,076	220
Brown-Forman Corp. Class B	2,820	130
Campbell Soup Co.	258	15
Conagra Brands, Inc.	683	28
Constellation Brands, Inc. Class A	2,865	464
General Mills, Inc.	1,122	66
Hershey Co. (The)	216	24

	SHARES	VALUE

Consumer Staples—continued
Hormel Foods Corp.	335	$12
J.M. Smucker Co. (The)	184	24
Kellogg Co.	425	31
Kraft Heinz Co.(The)	1,179	107
McCormick & Co., Inc.	153	15
Mead Johnson Nutrition Co.	293	26
Molson Coors Brewing Co. Class B	5,950	569
Mondelez International, Inc. Class A	3,055	132
Philip Morris International, Inc.	2,469	279
Reynolds American, Inc.	1,254	79
Sysco Corp.	11,084	575
Tyson Foods, Inc. Class A	477	29

		2,825

Energy—1.1%
Helmerich & Payne, Inc.	4,897	326
Marathon Petroleum Corp.	2,958	150
Phillips 66	2,515	199
Tesoro Corp.	607	49
Transocean Ltd.(2)	17,202	214
Valero Energy Corp.	2,568	170

		1,108

Financials—3.2%
Aflac, Inc.	1,202	87
Allstate Corp. (The)	1,185	97
AON plc	1,682	200
Bank of America Corp.	5,017	118
BB&T Corp.	1,653	74
Charles Schwab Corp. (The)	3,141	128
Chubb Ltd.	1,638	223
Cincinnati Financial Corp.	412	30
Citigroup, Inc.	1,401	84
Citizens Financial Group, Inc.	926	32
E*Trade Financial Corp.(2)	557	19
Fifth Third Bancorp	1,496	38
Gallagher (Arthur J.) & Co.	1,000	57
Goldman Sachs Group, Inc. (The)	998	229
Huntington Bancshares, Inc.	2,003	27
JPMorgan Chase & Co.	1,817	160
KeyCorp	1,965	35
Lincoln National Corp.	634	41
M&T Bank Corp.	330	51
Marsh & McLennan Cos., Inc.	3,129	231
MetLife, Inc.	3,306	175
Morgan Stanley	3,736	160
People’s United Financial, Inc.	303	6
PNC Financial Services Group, Inc. (The)	1,026	123
Principal Financial Group, Inc.	766	48
Progressive Corp. (The)	1,830	72
Prudential Financial, Inc.	1,299	139
Regions Financial Corp.	2,398	35
SunTrust Banks, Inc.	963	53
Torchmark Corp.	251	19
Travelers Cos., Inc. (The)	921	111
U.S. Bancorp	716	37
Unum Group	599	28
Wells Fargo & Co.	2,289	127
Willis Towers Watson plc	807	106

	SHARES	VALUE

Financials—continued
XL Group Ltd.	787	$31
Zions Bancorporation	295	12

		3,243

Health Care—1.1%
Abbott Laboratories	1,897	84
Aetna, Inc.	587	75
Anthem, Inc.	469	77
Bard (C.R.), Inc.	76	19
Baxter International, Inc.	444	23
Becton, Dickinson & Co.	242	44
Boston Scientific Corp.(2)	1,326	33
Centene Corp.(2)	197	14
Cigna Corp.	422	62
Danaher Corp.	650	56
Edwards Lifesciences Corp.(2)	201	19
Hologic, Inc.(2)	176	7
Humana, Inc.	260	54
IDEXX Laboratories, Inc.(2)	62	10
Intuitive Surgical, Inc.(2)	47	36
Medtronic plc	1,751	141
Stryker Corp.	319	42
UnitedHealth Group, Inc.	1,713	281
Varian Medical Systems, Inc.(2)	33	3
Zimmer Biomet Holdings, Inc.	203	25

		1,105

Industrials—6.7%
3M Co.	727	139
Alaska Air Group, Inc.	494	46
Allegion plc	769	58
American Airlines Group, Inc.	2,243	95
Arconic, Inc.	268	7
Boeing Co. (The)	731	129
Cintas Corp.	5,036	637
CSX Corp.	2,212	103
Deere & Co.	5,328	580
Delta Air Lines, Inc.	3,239	149
Dover Corp.	472	38
Dun & Bradstreet Corp. (The)	418	45
Equifax, Inc.	1,462	200
Fastenal Co.	4,239	218
Flowserve Corp.	302	15
Fortive Corp.	980	59
Fortune Brands Home & Security, Inc.	1,278	78
General Dynamics Corp.	360	67
General Electric Co.	10,373	309
Honeywell International, Inc.	876	109
Hunt (JB) Transport Services, Inc.	3,995	366
Illinois Tool Works, Inc.	1,104	146
Ingersoll-Rand plc	857	70
Johnson Controls International plc	8,133	343
Kansas City Southern	177	15
L3 Technologies, Inc.	88	15
Lockheed Martin Corp.	321	86
Masco Corp.	2,781	95
Nielsen Holdings plc	4,061	168
Norfolk Southern Corp.	676	76
Northrop Grumman Corp.	232	55
Parker Hannifin Corp.	475	76

See Notes to Financial Statements

12

VIRTUS MULTI-ASSET TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	SHARES	VALUE

Industrials—continued
Pentair plc	485	$30
Raytheon Co.	366	56
Republic Services, Inc.	2,618	164
Rockwell Collins, Inc.	84	8
Roper Technologies, Inc.	110	23
Ryder System, Inc.	2,408	182
Snap-On, Inc.	196	33
Southwest Airlines Co.	2,709	146
Stanley Black & Decker, Inc.	497	66
Stericycle, Inc.(2)	926	77
Textron, Inc.	197	9
TransDigm Group, Inc.(2)	51	11
Union Pacific Corp.	1,990	211
United Continental Holdings, Inc.(2)	1,248	88
United Rentals, Inc.(2)	1,240	155
United Technologies Corp.	936	105
Verisk Analytics, Inc.(2)	1,878	152
W.W. Grainger, Inc.	836	195
Waste Management, Inc.	4,658	340
Xylem, Inc.	494	25

		6,668

Information Technology—5.7%
Activision Blizzard, Inc.	6,827	340
Adobe Systems, Inc.(2)	1,687	220
Alliance Data Systems Corp.	59	15
Alphabet, Inc. Class A(2)	196	166
Alphabet, Inc. Class C(2)	196	163
Amphenol Corp. Class A	3,704	264
Analog Devices, Inc.	280	23
Apple, Inc.	3,618	520
Applied Materials, Inc.	8,627	336
Autodesk, Inc.(2)	627	54
Automatic Data Processing, Inc.	497	51
Broadcom Ltd.	394	86
CA, Inc.	25	1
Citrix Systems, Inc.(2)	474	39
Corning, Inc.	11,473	310
eBay, Inc.(2)	474	16
Electronic Arts, Inc.(2)	3,001	269
Facebook, Inc. Class A(2)	1,495	212
Fidelity National Information Services, Inc.	334	27
Fiserv, Inc.(2)	209	24
Global Payments, Inc.	92	7
Hewlett Packard Enterprise Co.	968	23
HP, Inc.	750	13
Intel Corp.	4,544	164
Intuit, Inc.	801	93
KLA-Tencor Corp.	1,226	117
Lam Research Corp.	1,294	166
MasterCard, Inc. Class A	1,136	128
Microchip Technology, Inc.	113	8
Micron Technology, Inc.(2)	750	22
Microsoft Corp.	6,818	449
NetApp, Inc.	19	1
NVIDIA Corp.	476	52
Oracle Corp.	2,541	113
Paychex, Inc.	281	17
PayPal Holdings, Inc.(2)	1,235	53
Qorvo, Inc.(2)	15	1
QUALCOMM, Inc.	1,391	80

	SHARES	VALUE

Information Technology—continued
Red Hat, Inc.(2)	61	$5
salesforce.com, Inc.(2)	2,156	178
Seagate Technology plc	39	2
Skyworks Solutions, Inc.	107	10
Symantec Corp.	286	9
TE Connectivity Ltd.	7,864	586
Texas Instruments, Inc.	925	74
Total System Services, Inc.	55	3
Visa, Inc. Class A	2,250	200
Western Digital Corp.	112	9
Western Union Co. (The)	217	4
Xilinx, Inc.	127	7
Yahoo!, Inc.(2)	430	20

		5,750

Materials—3.4%
Albemarle Corp.	559	59
Avery Dennison Corp.	950	77
Dow Chemical Co. (The)	4,303	273
Du Pont (E.I.) de Nemours & Co.	3,341	268
Eastman Chemical Co.	515	42
Ecolab, Inc.	1,429	179
International Flavors & Fragrances, Inc.	407	54
International Paper Co.	4,565	232
Martin Marietta Materials, Inc.	1,248	272
Newmont Mining Corp.	17,226	568
Nucor Corp.	9,279	554
PPG Industries, Inc.	1,432	150
Sealed Air Corp.	2,089	91
Sherwin-Williams Co. (The)	455	141
Vulcan Materials Co.	2,536	306
WestRock Co.	2,766	144

		3,410

Real Estate—1.6%
American Tower Corp.	1,209	147
CBRE Group, Inc. Class A(2)	12,283	427
Crown Castle International Corp.	996	94
Digital Realty Trust, Inc.	428	45
Equinix, Inc.	207	83
Extra Space Storage, Inc.	283	21
Iron Mountain, Inc.	550	20
Prologis, Inc.	11,617	603
Public Storage	436	95
Weyerhaeuser Co.	2,023	69

		1,604
TOTAL COMMON STOCKS (Identified Cost $29,855)		34,557

EXCHANGE-TRADED FUNDS(3)—65.3%
iShares 1-3 Year Treasury Bond Index Fund	143,218	12,105
iShares Dow Jones U.S. Real Estate Index Fund	43,101	3,383
iShares iBoxx $ Investment Grade Corporate Bond Index Fund	49,787	5,870
iShares JPMorgan Emerging Markets Bond Index Fund	54,181	6,160
iShares MSCI Australia Index Fund	141,512	3,200

	SHARES	VALUE

EXCHANGE-TRADED FUNDS(3)—continued
iShares MSCI Brazil Capped Index Fund	81,337	$3,047
iShares MSCI Canada Index Fund	111,366	2,994
iShares MSCI Hong Kong Index Fund	142,921	3,180
iShares MSCI Japan Index Fund	59,638	3,071
iShares MSCI South Korea Capped Index Fund	52,997	3,279
iShares MSCI Switzerland Capped Index Fund	98,343	3,145
iShares MSCI Taiwan Capped Index Fund	95,764	3,182
iShares TIPS Bond Index Fund	53,139	6,092
PowerShares DB Commodity Index Tracking Fund(2)	225,943	3,437
PowerShares DB U.S. Dollar Index Bullish Fund(2)	130,536	3,388
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $62,432)		65,533
TOTAL LONG TERM INVESTMENTS—99.7%
(Identified Cost $92,287)		100,090
TOTAL INVESTMENTS—99.7%
(Identified Cost $92,287)		100,090	(1)
Other assets and liabilities, net—0.3%		322

NET ASSETS—100.0%		$100,412

Abbreviation:

TIPS	Treasury-Inflation Protected Securities

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

Country Weightings†
United States	95%
Korea	3
Ireland	1
Switzerland	1
Total	100%
† % of total investments as of March 31, 2017

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

13

VIRTUS MULTI-ASSET TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$34,557	$34,557
Exchange-Traded Funds	65,533	65,533

Total Investments	$100,090	$100,090

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2017.

See Notes to Financial Statements

14

VIRTUS SECTOR TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2017

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—100.4%

Consumer Discretionary—20.5%
Advance Auto Parts, Inc.	1,931	$286
Amazon.com, Inc.(2)	10,619	9,414
AutoNation, Inc.(2)	1,516	64
AutoZone, Inc.(2)	793	573
Bed Bath & Beyond, Inc.	3,770	149
Best Buy Co., Inc.	7,172	353
BorgWarner, Inc.	5,146	215
CarMax, Inc.(2)	5,011	297
Carnival Corp.	11,220	661
CBS Corp. Class B	10,453	725
Charter Communications, Inc. Class A(2)	5,838	1,911
Chipotle Mexican Grill, Inc.(2)	778	347
Coach, Inc.	7,290	301
Comcast Corp. Class A	129,466	4,867
Darden Restaurants, Inc.	3,195	267
Delphi Automotive plc	7,288	587
Discovery Communications, Inc. Class A(2)	3,719	108
Discovery Communications, Inc. Class C(2)	5,617	159
Dollar General Corp.	6,876	479
Dollar Tree, Inc.(2)	6,315	495
Expedia, Inc.	3,217	406
Foot Locker, Inc.	3,516	263
Ford Motor Co.	103,771	1,208
Gap, Inc. (The)	5,319	129
Garmin Ltd.	2,886	148
General Motors Co.	36,661	1,296
Genuine Parts Co.	3,936	364
Goodyear Tire & Rubber Co. (The)	6,785	244
H&R Block, Inc.	4,997	116
Hanesbrands, Inc.	9,943	206
Harley-Davidson, Inc.	4,642	281
Hasbro, Inc.	2,964	296
Home Depot, Inc. (The)	32,548	4,779
Horton (D.R.), Inc.	8,906	297
Interpublic Group of Cos., Inc. (The)	10,363	255
Kohl’s Corp.	4,427	176
L Brands, Inc.	6,281	296
Leggett & Platt, Inc.	3,381	170
Lennar Corp. Class A	5,134	263
LKQ Corp.(2)	7,995	234
Lowe’s Cos., Inc.	23,202	1,907
Macy’s, Inc.	7,857	233
Marriott International, Inc. Class A	8,576	808
Mattel, Inc.	8,904	228
McDonald’s Corp.	22,376	2,900
Michael Kors Holdings Ltd.(2)	4,069	155
Mohawk Industries, Inc.(2)	1,669	383
Netflix, Inc.(2)	11,493	1,699
Newell Brands, Inc.	12,715	600
News Corp. Class A	9,280	121
News Corp. Class B	2,240	30
NIKE, Inc. Class B	35,765	1,993
Nordstrom, Inc.	2,789	130
O’Reilly Automotive, Inc.(2)	2,551	688
Omnicom Group, Inc.	6,319	545
Priceline Group, Inc. (The)(2)	1,365	2,430

	SHARES	VALUE

Consumer Discretionary—continued
PulteGroup, Inc.	7,533	$177
PVH Corp.	2,015	208
Ralph Lauren Corp.	1,396	114
Ross Stores, Inc.	10,613	699
Royal Caribbean Cruises Ltd.	4,465	438
Scripps Networks Interactive, Inc. Class A	2,422	190
Signet Jewelers Ltd.	1,673	116
Staples, Inc.	16,110	141
Starbucks Corp.	38,984	2,276
Target Corp.	14,995	828
TEGNA, Inc.	5,117	131
Tiffany & Co.	2,777	265
Time Warner, Inc.	20,561	2,009
TJX Cos., Inc. (The)	17,326	1,370
Tractor Supply Co.	3,406	235
TripAdvisor, Inc.(2)	2,876	124
Twenty-First Century Fox, Inc. Class A	28,154	912
Twenty-First Century Fox, Inc. Class B	12,954	412
Ulta Salon Cosmetics & Fragrance, Inc.(2)	1,602	457
Under Armour, Inc. Class A(2)	4,422	87
Under Armour, Inc. Class C(2)	4,383	80
Urban Outfitters, Inc.(2)	1,855	44
VF Corp.	8,816	485
Viacom, Inc. Class B	9,191	428
Walt Disney Co. (The)	38,853	4,406
Whirlpool Corp.	1,985	340
Wyndham Worldwide Corp.	2,791	235
Wynn Resorts Ltd.	2,027	232
Yum! Brands, Inc.	9,335	597

		66,571

Consumer Staples—5.0%
Altria Group, Inc.	14,984	1,070
Archer-Daniels-Midland Co.	5,207	240
Brown-Forman Corp. Class B	1,568	72
Campbell Soup Co.	1,950	112
Church & Dwight Co., Inc.	1,969	98
Clorox Co. (The)	1,231	166
Coca-Cola Co. (The)	33,072	1,404
Colgate-Palmolive Co.	7,969	583
Conagra Brands, Inc.	3,895	157
Constellation Brands, Inc. Class A	2,281	370
Costco Wholesale Corp.	3,918	657
Coty, Inc. Class A	3,380	61
CVS Health Corp.	9,347	734
Dr. Pepper Snapple Group, Inc.	1,770	173
Estee Lauder Cos., Inc. (The) Class A	2,070	176
General Mills, Inc.	5,392	318
Hershey Co. (The)	1,285	140
Hormel Foods Corp.	2,925	101
J.M. Smucker Co. (The)	1,125	148
Kellogg Co.	2,357	171
Kimberly-Clark Corp.	3,243	427
Kraft Heinz Co.(The)	5,128	466
Kroger Co. (The)	9,164	270
McCormick & Co., Inc.	1,079	105
Mead Johnson Nutrition Co.	1,610	143

	SHARES	VALUE

Consumer Staples—continued
Molson Coors Brewing Co. Class B	1,921	$184
Mondelez International, Inc. Class A	12,761	550
Monster Beverage Corp.(2)	3,889	180
PepsiCo, Inc.	7,064	790
Philip Morris International, Inc.	13,222	1,493
Procter & Gamble Co. (The)	22,927	2,060
Reynolds American, Inc.	7,886	497
Sysco Corp.	4,587	238
Tyson Foods, Inc. Class A	3,127	193
Wal-Mart Stores, Inc.	12,866	927
Walgreens Boots Alliance, Inc.	7,834	651
Whole Foods Market, Inc.	2,639	78

		16,203

Financials—19.7%
Affiliated Managers Group, Inc.	1,166	191
Aflac, Inc.	8,977	650
Allstate Corp. (The)	8,146	664
American Express Co.	16,891	1,336
American International Group, Inc.	21,405	1,336
Ameriprise Financial, Inc.	3,478	451
AON plc	5,841	693
Assurant, Inc.	1,140	109
Bank of America Corp.	220,724	5,207
Bank of New York Mellon Corp. (The)	23,232	1,097
BB&T Corp.	17,847	798
Berkshire Hathaway, Inc. Class B(2)	41,577	6,930
BlackRock, Inc.	2,721	1,044
Capital One Financial Corp.	10,637	922
Charles Schwab Corp. (The)	26,379	1,077
Chubb Ltd.	10,318	1,406
Cincinnati Financial Corp.	3,216	232
Citigroup, Inc.	62,471	3,737
Citizens Financial Group, Inc.	11,219	388
CME Group, Inc.	7,511	892
Comerica, Inc.	3,702	254
Discover Financial Services	8,721	596
E*Trade Financial Corp.(2)	5,784	202
Fifth Third Bancorp	16,525	420
Franklin Resources, Inc.	7,510	316
Gallagher (Arthur J.) & Co.	3,776	214
Goldman Sachs Group, Inc. (The)	8,192	1,882
Hartford Financial Services Group, Inc. (The)	8,251	397
Huntington Bancshares, Inc.	23,664	317
Intercontinental Exchange, Inc.	13,133	786
Invesco Ltd.	8,830	270
JPMorgan Chase & Co.	78,401	6,887
KeyCorp	23,729	422
Leucadia National Corp.	6,673	174
Lincoln National Corp.	5,000	327
Loews Corp.	5,969	279
M&T Bank Corp.	3,436	532
Marsh & McLennan Cos., Inc.	11,370	840
MetLife, Inc.	24,163	1,276
Moody’s Corp.	3,703	415
Morgan Stanley	31,616	1,354

See Notes to Financial Statements

15

VIRTUS SECTOR TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	SHARES	VALUE

Financials—continued
Nasdaq, Inc.	2,385	$166
Navient Corp.	5,860	87
Northern Trust Corp.	4,658	403
People’s United Financial, Inc.	6,291	115
PNC Financial Services Group, Inc. (The)	10,714	1,288
Principal Financial Group, Inc.	5,870	370
Progressive Corp. (The)	12,829	503
Prudential Financial, Inc.	9,494	1,013
Regions Financial Corp.	27,011	392
S&P Global, Inc.	5,797	758
State Street Corp.	8,019	638
SunTrust Banks, Inc.	10,813	598
Synchrony Financial	17,402	597
T. Rowe Price Group, Inc.	5,324	363
Torchmark Corp.	2,319	179
Travelers Cos., Inc. (The)	6,321	762
U.S. Bancorp	35,107	1,808
Unum Group	4,955	232
Wells Fargo & Co.	99,055	5,513
Willis Towers Watson plc	2,805	367
XL Group Ltd.	5,789	231
Zions Bancorporation	4,288	180

		63,883

Health Care—4.9%
Abbott Laboratories	8,434	375
AbbVie, Inc.	9,441	615
Aetna, Inc.	2,042	260
Agilent Technologies, Inc.	1,658	88
Alexion Pharmaceuticals, Inc.(2)	1,225	149
Allergan plc	2,317	554
AmerisourceBergen Corp.	873	77
Amgen, Inc.	4,354	714
Anthem, Inc.	1,528	253
Bard (C.R.), Inc.	406	101
Baxter International, Inc.	2,680	139
Becton, Dickinson & Co.	1,227	225
Biogen, Inc.(2)	1,272	348
Boston Scientific Corp.(2)	7,626	190
Bristol-Myers Squibb Co.	9,694	527
Cardinal Health, Inc.	1,748	143
Celgene Corp.(2)	4,486	558
Centene Corp.(2)	812	58
Cerner Corp.(2)	1,552	91
Cigna Corp.	1,489	218
Cooper Cos, Inc. (The)	224	45
Danaher Corp.	3,466	296
DaVita HealthCare Partners, Inc.(2)	747	51
DENTSPLY SIRONA, Inc.	1,155	72
Edwards Lifesciences Corp.(2)	1,124	106
Eli Lilly & Co.	5,637	474
Envision Healthcare Corp(2)	550	34
Express Scripts Holding Co.(2)	3,673	242
Gilead Sciences, Inc.	7,633	518
HCA Holdings, Inc.(2)	1,570	140
Henry Schein, Inc.(2)	396	67
Hologic, Inc.(2)	1,350	57
Humana, Inc.	889	183
IDEXX Laboratories, Inc.(2)	484	75
Illumina, Inc.(2)	775	132
Intuitive Surgical, Inc.(2)	232	178

	SHARES	VALUE

Health Care—continued
Johnson & Johnson	15,756	$1,962
Laboratory Corporation of America Holdings(2)	513	74
Mallinckrodt plc(2)	287	13
McKesson Corp.	1,205	179
Medtronic plc	8,051	649
Merck & Co., Inc.	16,021	1,018
Mettler-Toledo International, Inc.(2)	161	77
Mylan NV(2)	2,413	94
Patterson Cos., Inc.	139	6
PerkinElmer, Inc.	350	20
Perrigo Co. plc	654	43
Pfizer, Inc.	35,004	1,198
Quest Diagnostics, Inc.	711	70
Regeneron Pharmaceuticals, Inc.(2)	424	164
Stryker Corp.	1,783	235
Thermo Fisher Scientific, Inc.	2,277	350
UnitedHealth Group, Inc.	5,597	918
Universal Health Services, Inc. Class B	426	53
Varian Medical Systems, Inc.(2)	422	38
Vertex Pharmaceuticals, Inc.(2)	1,324	145
Waters Corp.(2)	392	61
Zimmer Biomet Holdings, Inc.	1,095	134
Zoetis, Inc.	2,687	143

		15,997

Industrials—19.9%
3M Co.	18,643	3,567
Acuity Brands, Inc.	1,287	262
Alaska Air Group, Inc.	3,686	340
Allegion plc	2,781	210
American Airlines Group, Inc.	15,805	669
AMETEK, Inc.	6,916	374
Arconic, Inc.	13,057	344
Boeing Co. (The)	18,055	3,193
Caterpillar, Inc.	18,812	1,745
Cintas Corp.	3,105	393
CSX Corp.	34,068	1,586
Cummins, Inc.	8,646	1,307
Deere & Co.	9,739	1,060
Delta Air Lines, Inc.	22,412	1,030
Dover Corp.	5,662	455
Dun & Bradstreet Corp. (The)	984	106
Eaton Corp. plc	16,669	1,236
Emerson Electric Co.	20,575	1,232
Equifax, Inc.	4,937	675
Expeditors International of Washington, Inc.	5,350	302
Fastenal Co.	8,680	447
FedEx Corp.	7,999	1,561
Flowserve Corp.	3,743	181
Fluor Corp.	6,052	318
Fortive Corp.	10,250	617
Fortune Brands Home & Security, Inc.	4,529	276
General Dynamics Corp.	9,482	1,775
General Electric Co.	197,775	5,894
Honeywell International, Inc.	24,351	3,041
Hunt (JB) Transport Services, Inc.	2,568	236

	SHARES	VALUE

Industrials—continued
Illinois Tool Works, Inc.	10,197	$1,351
Ingersoll-Rand plc	7,866	640
Jacobs Engineering Group, Inc.	3,479	192
Johnson Controls International plc	28,213	1,188
Kansas City Southern	3,178	272
L3 Technologies, Inc.	2,325	384
Lockheed Martin Corp.	8,130	2,176
Masco Corp.	10,917	371
Nielsen Holdings plc	10,111	418
Norfolk Southern Corp.	10,417	1,166
Northrop Grumman Corp.	5,791	1,377
PACCAR, Inc.	12,380	832
Parker Hannifin Corp.	5,156	827
Pentair plc	4,950	311
Pitney Bowes, Inc.	5,337	70
Quanta Services, Inc.(2)	4,296	159
Raytheon Co.	9,700	1,479
Republic Services, Inc.	6,926	435
Robert Half International, Inc.	5,331	260
Robinson (C.H.) Worldwide, Inc.	4,222	326
Rockwell Automation, Inc.	5,066	789
Rockwell Collins, Inc.	5,041	490
Roper Technologies, Inc.	3,081	636
Ryder System, Inc.	2,793	211
Snap-On, Inc.	1,712	289
Southwest Airlines Co.	20,565	1,106
Stanley Black & Decker, Inc.	4,582	609
Stericycle, Inc.(2)	2,433	202
Textron, Inc.	10,114	481
TransDigm Group, Inc.(2)	1,504	331
Union Pacific Corp.	27,221	2,883
United Continental Holdings, Inc.(2)	8,814	623
United Parcel Service, Inc. Class B	21,228	2,278
United Rentals, Inc.(2)	2,472	309
United Technologies Corp.	24,035	2,697
Verisk Analytics, Inc.(2)	4,683	380
W.W. Grainger, Inc.	2,172	506
Waste Management, Inc.	13,419	978
Xylem, Inc.	5,234	263

		64,727

Information Technology—18.4%
Accenture plc Class A	8,372	1,004
Activision Blizzard, Inc.	9,275	462
Adobe Systems, Inc.(2)	6,797	884
Akamai Technologies, Inc.(2)	2,289	137
Alliance Data Systems Corp.	772	192
Alphabet, Inc. Class A(2)	4,029	3,416
Alphabet, Inc. Class C(2)	4,039	3,351
Amphenol Corp. Class A	4,179	297
Analog Devices, Inc.	3,767	309
Apple, Inc.	70,518	10,131
Applied Materials, Inc.	14,651	570
Autodesk, Inc.(2)	2,653	229
Automatic Data Processing, Inc.	6,111	626
Broadcom Ltd.	5,371	1,176
CA, Inc.	4,091	130
Cisco Systems, Inc.	66,911	2,262
Citrix Systems, Inc.(2)	2,057	172
Cognizant Technology Solutions Corp. Class A(2)	8,259	492

See Notes to Financial Statements

16

VIRTUS SECTOR TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	SHARES	VALUE

Information Technology—continued
Corning, Inc.	12,932	$349
CSRA, Inc.	1,823	53
eBay, Inc.(2)	14,046	472
Electronic Arts, Inc.(2)	4,025	360
F5 Networks, Inc.(2)	859	122
Facebook, Inc. Class A(2)	31,038	4,409
Fidelity National Information Services, Inc.	4,473	356
First Solar, Inc.(2)	714	19
Fiserv, Inc.(2)	2,937	339
FLIR Systems, Inc.	1,696	62
Global Payments, Inc.	2,035	164
Harris Corp.	1,671	186
Hewlett Packard Enterprise Co.	22,735	539
HP, Inc.	23,045	412
Intel Corp.	63,038	2,274
International Business Machines Corp.	11,617	2,023
Intuit, Inc.	3,312	384
Juniper Networks, Inc.	5,074	141
KLA-Tencor Corp.	2,099	200
Lam Research Corp.	2,219	285
Mastercard, Inc. Class A	12,856	1,446
Microchip Technology, Inc.	2,929	216
Micron Technology, Inc.(2)	14,277	413
Microsoft Corp.	103,496	6,816
Motorola Solutions, Inc.	2,229	192
NetApp, Inc.	3,749	157
NVIDIA Corp.	7,219	786
Oracle Corp.	40,016	1,785
Paychex, Inc.	4,330	255
PayPal Holdings, Inc.(2)	15,266	657
Qorvo, Inc.(2)	1,676	115
QUALCOMM, Inc.	19,917	1,142
Red Hat, Inc.(2)	2,399	208
salesforce.com, Inc.(2)	8,695	717
Seagate Technology plc	4,079	187
Skyworks Solutions, Inc.	2,530	248
Symantec Corp.	8,490	260
TE Connectivity Ltd.	4,752	354
Teradata Corp.(2)	1,587	49
Texas Instruments, Inc.	13,421	1,081
Total System Services, Inc.	2,135	114
VeriSign, Inc.(2)	1,158	101
Visa, Inc. Class A	24,990	2,221
Western Digital Corp.	3,925	324
Western Union Co. (The)	6,314	128
Xerox Corp.	10,335	76
Xilinx, Inc.	3,392	196
Yahoo!, Inc.(2)	11,999	557

		59,790

Materials—5.1%
Air Products & Chemicals, Inc.	6,265	848
Albemarle Corp.	3,246	343
Avery Dennison Corp.	2,503	202
Ball Corp.	5,034	374
CF Industries Holdings, Inc.	6,635	195
Dow Chemical Co. (The)	32,133	2,042
Du Pont (E.I.) de Nemours & Co.	24,878	1,999

	SHARES	VALUE

Materials—continued
Eastman Chemical Co.	4,237	$342
Ecolab, Inc.	7,540	945
FMC Corp.	3,825	266
Freeport-McMoRan, Inc.(2)	37,346	499
International Flavors & Fragrances, Inc.	2,303	305
International Paper Co.	11,810	600
LyondellBasell Industries N.V. Class A	8,492	774
Martin Marietta Materials, Inc.	1,814	396
Monsanto Co.	12,516	1,417
Mosaic Co. (The)	10,065	294
Newmont Mining Corp.	15,382	507
Nucor Corp.	9,138	546
PPG Industries, Inc.	7,665	805
Praxair, Inc.	8,182	970
Sealed Air Corp.	5,491	239
Sherwin-Williams Co. (The)	2,361	732
Vulcan Materials Co.	3,788	456
WestRock Co.	7,285	379

		16,475

Telecommunication Services—1.8%
AT&T, Inc.	80,974	3,365
CenturyLink, Inc.	7,088	167
Frontier Communications Corp.	10,867	23
Level 3 Communications, Inc.(2)	3,882	222
Verizon Communications, Inc.	44,470	2,168

		5,945

Utilities—5.1%
AES Corp.	16,971	190
Alliant Energy Corp.	5,671	225
Ameren Corp.	6,236	340
American Electric Power Co., Inc.	12,754	856
American Water Works Co., Inc.	4,521	352
CenterPoint Energy, Inc.	11,055	305
CMS Energy Corp.	7,251	324
Consolidated Edison, Inc.	7,929	616
Dominion Resources, Inc.	16,128	1,251
DTE Energy Co.	4,685	478
Duke Energy Corp.	16,325	1,339
Edison International	8,439	672
Entergy Corp.	4,560	346
Eversource Energy	8,173	480
Exelon Corp.	23,770	855
FirstEnergy Corp.	10,830	345
NextEra Energy, Inc.	12,105	1,554
NiSource, Inc.	8,076	192
NRG Energy, Inc.	7,516	141
PG&E Corp.	13,082	868
Pinnacle West Capital Corp.	2,839	237
PPL Corp.	17,525	655
Public Service Enterprise Group, Inc.	13,147	583
SCANA Corp.	3,580	234
Sempra Energy	6,517	720

	SHARES	VALUE

Utilities—continued
Southern Co. (The)	25,125	$1,251
WEC Energy Group, Inc.	8,127	493
Xcel Energy, Inc.	13,168	585

		16,487
TOTAL COMMON STOCKS (Identified Cost $294,388)		326,078
TOTAL LONG TERM INVESTMENTS—100.4%
(Identified Cost $294,388)		326,078
TOTAL INVESTMENTS—100.4% (Identified Cost $294,388)		326,078	(1)
Other assets and liabilities, net—(0.4)%		(1,391)

NET ASSETS—100.0%		$324,687

Abbreviation:

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$326,078	$326,078

Total Investments	$326,078	$326,078

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2017.

See Notes to Financial Statements

17

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

MARCH 31, 2017

(Reported in thousands except shares and per share amounts)

	Alternatives Diversifier Fund			Equity Trend Fund	Global Equity Trend Fund

Assets
Investment in unaffiliated securities at value(1)		$25,972		$643,589		$16,353
Investments in affiliated funds at value(2)		26,418		—		—
Cash		164		5,966		37
Receivables
Investment securities sold		350		—		209
Fund shares sold		37		633		1
Dividends and interest receivable		—	(3)	800		12
Prepaid trustee retainer		2		17		—	(3)
Prepaid expenses		26		43		34
Other assets		2		25		1

Total assets		52,971		651,073		16,647

Liabilities
Payables
Fund shares repurchased		63		3,030		27
Investment advisory fees		—		553		11
Distribution and service fees		18		305		8
Administration fees		6		69		2
Transfer agent fees and expenses		15		153		6
Trustees’ fees and expenses		—	(3)	7		—	(3)
Professional fees		14		7		11
Trustee deferred compensation plan		2		25		1
Other accrued expenses		6		112		2

Total liabilities		124		4,261		68

Net Assets		$52,847		$646,812		$16,579

Net Assets Consist of:
Capital paid in on shares of beneficial interest		$121,655		$1,128,584		$28,314
Accumulated undistributed net investment income (loss)		550		(1,259)		(203)
Accumulated undistributed net realized gain (loss)		(78,074)		(568,765)		(13,664)
Net unrealized appreciation (depreciation) on investments		8,716		88,252		2,132

Net Assets		$52,847		$646,812		$16,579

Class A
Net asset value (net assets/shares outstanding) per share		$10.87		$12.85		$10.41
Maximum offering price per share NAV/(1–5.75%)		$11.53		$13.63		$11.05
Shares of beneficial interest outstanding, no par value, unlimited authorization		1,170,478		12,393,232		571,428
Net Assets		$12,728		$159,255		$5,948
Class C
Net asset value (net assets/shares outstanding) and offering price per share		$10.77		$12.44		$10.11
Shares of beneficial interest outstanding, no par value, unlimited authorization		1,562,110		24,650,299		791,312
Net Assets		$16,818		$306,693		$8,003
Class I
Net asset value (net assets/shares outstanding) and offering price per share		$10.87		$12.94		$10.49
Shares of beneficial interest outstanding, no par value, unlimited authorization		2,144,441		13,957,177		250,665
Net Assets		$23,301		$180,673		$2,628
Class R6
Net asset value (net assets/shares outstanding) and offering price per share		$—		$12.99		$—
Shares of beneficial interest outstanding, no par value, unlimited authorization		—		14,720		—
Net Assets	$			$191	$

(1) Investment in unaffiliated securities at cost		$23,868		$555,337		$14,221
(2) Investment in affiliated funds at cost		$19,806		$—		$—
(3) Amount is less than $500.

See Notes to Financial Statements

18

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

MARCH 31, 2017

(Reported in thousands except shares and per share amounts)

	Herzfeld Fund		Multi-Asset Trend Fund	Sector Trend Fund
Assets
Investment in securities at value(1)	$57,458		$100,090	$326,078
Cash	750		831	558
Receivables
Investment securities sold	—		—	4,001
Fund shares sold	134		52	637
Dividends and interest receivable	56		45	334
Prepaid trustee retainer	2		3	11
Prepaid expenses	22		36	28
Other assets	2		4	13

Total assets	58,424		101,061	331,660

Liabilities
Payables
Fund shares repurchased	44		439	6,537
Investment securities purchased	236		—	—
Investment advisory fees	47		89	129
Distribution and service fees	18		57	141
Administration fees	7		11	35
Transfer agent fees and expenses	10		23	68
Trustees’ fees and expenses	—	(2)	1	3
Professional fees	10		10	8
Trustee deferred compensation plan	2		4	13
Other accrued expenses	4		15	39

Total liabilities	378		649	6,973

Net Assets	$58,046		$100,412	$324,687

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$55,549		$124,418	$361,569
Accumulated undistributed net investment income (loss)	190		(439)	(99)
Accumulated undistributed net realized gain (loss)	(610)		(31,370)	(68,473)
Net unrealized appreciation (depreciation) on investments	2,917		7,803	31,690

Net Assets	$58,046		$100,412	$324,687

Class A
Net asset value (net assets/shares outstanding) per share	$11.56		$10.42	$11.42
Maximum offering price per share NAV/(1–5.75%)	$12.27		$11.06	$12.12
Shares of beneficial interest outstanding, no par value, unlimited authorization	699,952		2,118,670	9,008,180
Net Assets	$8,093		$22,076	$102,903
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$11.52		$10.17	$11.22
Shares of beneficial interest outstanding, no par value, unlimited authorization	1,632,317		5,838,259	11,957,221
Net Assets	$18,796		$59,353	$134,199
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$11.58		$10.47	$11.40
Shares of beneficial interest outstanding, no par value, unlimited authorization	2,691,016		1,813,942	7,682,364
Net Assets	$31,157		$18,983	$87,585

(1) Investment in securities at cost	$54,541		$92,287	$294,388
(2) Amount less than $500.

See Notes to Financial Statements

19

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS (Unaudited)

SIX MONTHS ENDED MARCH 31, 2017

($ reported in thousands)

	Alternatives Diversifier Fund		Equity Trend Fund		Global Equity Trend Fund

Investment Income
Dividends	$146		$7,014		$206
Dividends from affiliated funds	680		—		—
Interest	—		6		—	(1)

Total investment income	826		7,020		206

Expenses
Investment advisory fees	—		3,862		97
Service fees, Class A	22		255		9
Distribution and service fees, Class C	89		1,778		48
Administration fees	35		491		12
Transfer agent fees and expenses	58		726		18
Registration fees	19		36		18
Printing fees and expenses	6		66		3
Custodian fees	1		13		1
Professional fees	11		19		12
Trustees’ fees and expenses	3		59		1
Miscellaneous expenses	4		48		2

Total expenses	248		7,353		221
Less expenses reimbursed and/or waived by investment adviser	—		(737)		(19)
Earnings credit from custodian	—	(1)	—		—
Low balance account fees	—	(1)	—	(1)	—

Net expenses	248		6,616		202

Net investment income (loss)	578		404		4

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	319		30,048		664
Net realized gain (loss) on securities sold short	—		—		—	(1)
Capital gain distributions from affiliated funds	908		—		—
Net change in unrealized appreciation (depreciation) on unaffiliated investments	587		1,635		16
Net change in unrealized appreciation (depreciation) on affiliated investments	(2,145)		—		—

Net realized and unrealized gain (loss) on investments	(331)		31,683		680

Net increase (decrease) in net assets resulting from operations	$247		$32,087		$684

(1) Amount is less than $500.

See Notes to Financial Statements

20

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

SIX MONTHS ENDED MARCH 31, 2017

($ reported in thousands)

	Herzfeld Fund	Multi-Asset Trend Fund		Sector Trend Fund

Investment Income
Dividends	$1,412	$1,283		$3,723
Interest	—	5		4

Total investment income	1,412	1,288		3,727

Expenses
Investment advisory fees	273	591		812
Service fees, Class A	13	32		151
Distribution and service fees, Class C	85	343		746
Administration fees	34	75		229
Transfer agent fees and expenses	37	96		267
Registration fees	26	19		25
Printing fees and expenses	5	12		32
Custodian fees	1	2		4
Professional fees	11	13		16
Trustees’ fees and expenses	3	8		22
Miscellaneous expenses	3	7		15

Total expenses	491	1,198		2,319
Less expenses reimbursed and/or waived by investment adviser	(24)	—		—
Earnings credit from custodian	(2)	—		—
Custody fees reimbursed (Note 14)	—	—		(2)
Low balance account fees	—	—	(1)	(1)

Net expenses	465	1,198		2,316

Net investment income (loss)	947	90		1,411

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	379	3,821		(2,909)
Capital gain distributions from underlying funds	522	—		—
Net change in unrealized appreciation (depreciation) on investments	2,281	(3,611)		8,959

Net realized and unrealized gain (loss) on investments	3,182	210		6,050

Net increase (decrease) in net assets resulting from operations	$4,129	$300		$7,461

(1) Amount is less than $500.

See Notes to Financial Statements

21

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

($ reported in thousands)

	Alternatives Diversifier Fund		Equity Trend Fund
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$578	$396	$404	$(3,505)
Net realized gain (loss)	1,227	2,264	30,048	(51,631)
Net change in unrealized appreciation (depreciation)	(1,558)	2,658	1,635	68,111

Increase (decrease) in net assets resulting from operations	247	5,318	32,087	12,975

From Distributions to Shareholders
Net investment income, Class A	(145)	(140)	—	—
Net investment income, Class C	—	(97)	—	—
Net investment income, Class I	(199)	(177)	—	—

Decrease in net assets from distributions to shareholders	(344)	(414)	—	—

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	(6,327)	(7,767)	(94,954)	(278,173)
Change in net assets from share transactions, Class C	(2,811)	(7,687)	(131,504)	(326,634)
Change in net assets from share transactions, Class I	3,523	(12,448)	(110,601)	(317,745)
Change in net assets from share transactions, Class R6	—	—	—	85

Increase (decrease) in net assets from share transactions	(5,615)	(27,902)	(337,059)	(922,467)

Net increase (decrease) in net assets	(5,712)	(22,998)	(304,972)	(909,492)

Net Assets
Beginning of period	58,559	81,557	951,784	1,861,276

End of period	$52,847	$58,559	$646,812	$951,784

Accumulated undistributed net investment income (loss) at end of period	$550	$316	$(1,259)	$(1,663)

See Notes to Financial Statements

22

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Global Equity Trend Fund		Herzfeld Fund
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$4	$(324)	$947	$1,433
Net realized gain (loss)	664	(1,741)	901	(546)
Net change in unrealized appreciation (depreciation)	16	1,774	2,281	5,023

Increase (decrease) in net assets resulting from operations	684	(291)	4,129	5,910

From Distributions to Shareholders
Net investment income, Class A	—	—	(130)	(348)
Net investment income, Class C	—	—	(188)	(527)
Net investment income, Class I	—	—	(444)	(971)
Net realized long-term gains, Class A	—	—	—	(77)
Net realized long-term gains, Class C	—	—	—	(151)
Net realized long-term gains, Class I	—	—	—	(232)

Decrease in net assets from distributions to shareholders	—	—	(762)	(2,306)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	(2,662)	(10,228)	(3,527)	2,011
Change in net assets from share transactions, Class C	(3,598)	(10,974)	2,222	(595)
Change in net assets from share transactions, Class I	(1,775)	(11,474)	8,845	3,886

Increase (decrease) in net assets from share transactions	(8,035)	(32,676)	7,540	5,302

Net increase (decrease) in net assets	(7,351)	(32,967)	10,907	8,906

Net Assets
Beginning of period	23,930	56,897	47,139	38,233

End of period	$16,579	$23,930	$58,046	$47,139

Accumulated undistributed net investment income (loss) at end of period	$(203)	$(207)	$190	$5

See Notes to Financial Statements

23

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Multi-Asset Trend Fund		Sector Trend Fund
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$90	$(797)	$1,411	$3,265
Net realized gain (loss)	3,821	(5,127)	(2,909)	(17,641)
Net change in unrealized appreciation (depreciation)	(3,611)	9,563	8,959	25,827

Increase (decrease) in net assets resulting from operations	300	3,639	7,461	11,451

From Distributions to Shareholders
Net investment income, Class A	—	(41)	(1,573)	(986)
Net investment income, Class C	—	—	(716)	—
Net investment income, Class I	—	(244)	(1,365)	(1,649)

Decrease in net assets from distributions to shareholders	—	(285)	(3,654)	(2,635)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	(7,863)	(26,252)	(29,763)	(28,578)
Change in net assets from share transactions, Class C	(21,666)	(60,210)	(35,042)	(42,844)
Change in net assets from share transactions, Class I	(9,641)	(45,575)	(15,874)	(69,127)

Increase (decrease) in net assets from share transactions	(39,170)	(132,037)	(80,679)	(140,549)

Net increase (decrease) in net assets	(38,870)	(128,683)	(76,872)	(131,733)

Net Assets
Beginning of period	139,282	267,965	401,559	533,292

End of period	$100,412	$139,282	$324,687	$401,559

Accumulated undistributed net investment income (loss) at end of period	$(439)	$(529)	$(99)	$2,144

See Notes to Financial Statements

24

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)		Capital Gains Distributions Received from Affiliated Funds(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimburse ments)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Alternatives
Diversifier Fund
Class A
10/1/16 to 3/31/17(15)	$10.89	0.12		0.18	(0.23)	0.07	(0.09)	(0.09)	(0.02)	$10.87	0.61	%(4)	$12,728	0.75	%(3)(9)	0.75	%(3)	2.24	%(3)	3	%(4)
10/1/15 to 9/30/16	9.99	0.08		0.31	0.58	0.97	(0.07)	(0.07)	0.90	10.89	9.74		19,171	0.74	(9)(12)	0.74		0.80		56
10/1/14 to 9/30/15	11.31	0.19		0.09	(1.39)	(1.11)	(0.21)	(0.21)	(1.32)	9.99	(10.02)		25,377	0.64		0.64		1.77		46
10/1/13 to 9/30/14	10.97	0.15		0.07	0.25	0.47	(0.13)	(0.13)	0.34	11.31	4.28		39,076	0.65		0.65		1.32		27
10/1/12 to 9/30/13	11.10	0.21		—	(0.13)	0.08	(0.21)	(0.21)	(0.13)	10.97	0.73		51,339	0.58	(7)	0.63		1.93		24
10/1/11 to 9/30/12	9.68	0.10		—	1.38	1.48	(0.06)	(0.06)	1.42	11.10	15.37		65,463	0.45		0.65		0.95		29

Class C
10/1/16 to 3/31/17(15)	$10.73	0.08		0.18	(0.22)	0.04	—	—	0.04	$10.77	0.37	%(4)	$16,818	1.50	%(3)(9)	1.50	%(3)	1.50	%(3)	3	%(4)
10/1/15 to 9/30/16	9.90	—	(5)	0.31	0.56	0.87	(0.04)	(0.04)	0.83	10.73	8.86		19,611	1.49	(9)(12)	1.49		0.04		56
10/1/14 to 9/30/15	11.21	0.11		0.09	(1.39)	(1.19)	(0.12)	(0.12)	(1.31)	9.90	(10.66)		25,637	1.39		1.39		1.02		46
10/1/13 to 9/30/14	10.83	0.07		0.07	0.25	0.39	(0.01)	(0.01)	0.38	11.21	3.47		38,005	1.40		1.40		0.58		27
10/1/12 to 9/30/13	10.93	0.13		—	(0.13)	—	(0.10)	(0.10)	(0.10)	10.83	(0.05)		44,850	1.33	(7)	1.38		1.22		24
10/1/11 to 9/30/12	9.55	0.02		—	1.36	1.38	—	—	1.38	10.93	14.45		57,336	1.20		1.40		0.20		29

Class I
10/1/16 to 3/31/17(15)	$10.89	0.14		0.18	(0.22)	0.10	(0.12)	(0.12)	(0.02)	$10.87	0.88	%(4)	$23,301	0.50	%(3)(9)	0.50	%(3)	2.55	%(3)	3	%(4)
10/1/15 to 9/30/16	9.98	0.11		0.31	0.56	0.98	(0.07)	(0.07)	0.91	10.89	9.94		19,777	0.49	(9)(12)	0.49		1.04		56
10/1/14 to 9/30/15	11.30	0.22		0.09	(1.39)	(1.08)	(0.24)	(0.24)	(1.32)	9.98	(9.77)		30,543	0.39		0.39		1.99		46
10/1/13 to 9/30/14	10.98	0.18		0.08	0.24	0.50	(0.18)	(0.18)	0.32	11.30	4.52		47,949	0.40		0.40		1.56		27
10/1/12 to 9/30/13	11.12	0.16		—	(0.05)	0.11	(0.25)	(0.25)	(0.14)	10.98	1.00		111,396	0.36	(7)	0.38		1.48		24
10/1/11 to 9/30/12	9.70	0.13		—	1.38	1.51	(0.09)	(0.09)	1.42	11.12	15.63		37,590	0.20		0.40		1.21		29

The footnote legend is at the end of the Financial Highlights

See Notes to Financial Statements

25

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (In thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Equity Trend
Fund
Class A
10/1/16 to 3/31/17(15)	$12.23	0.02	0.60	0.62	—	—	—	0.62	$12.85	5.07	%(4)	$159,255	1.47	%(3)(7)	1.63	%(3)(7)	0.35	%(3)	52	%(4)
10/1/15 to 9/30/16	12.14	(0.01)	0.10	0.09	—	—	—	0.09	12.23	0.74		245,109	1.50	(7)(12)	1.58		(0.05)		229
10/1/14 to 9/30/15	17.39	(0.03)	(1.79)	(1.82)	(0.01)	(3.42)	(3.43)	(5.25)	12.14	(12.79)		520,337	1.60	(11)	1.60		(0.22)		674
10/1/13 to 9/30/14	15.52	0.06	2.29	2.35	(0.04)	(0.44)	(0.48)	1.87	17.39	15.31		2,044,955	1.61	(11)	1.61		0.36		227
10/1/12 to 9/30/13	13.43	0.11	2.09	2.20	(0.11)	—	(0.11)	2.09	15.52	16.50		1,937,456	1.62	(11)	1.62		0.75		140
10/1/11 to 9/30/12	11.69	0.10	1.73	1.83	(0.09)	—	(0.09)	1.74	13.43	15.74		1,323,109	1.64		1.64		0.80		297

Class C
10/1/16 to 3/31/17(15)	$11.88	(0.02)	0.58	0.56	—	—	—	0.56	$12.44	4.91	%(4)	$306,693	2.12	%(3)(7)	2.38	%(3)(7)	(0.30	)%(3)	52	%(4)
10/1/15 to 9/30/16	11.87	(0.08)	0.09	0.01	—	—	—	0.01	11.88	0.08		423,675	2.16	(7)(12)	2.33		(0.69)		229
10/1/14 to 9/30/15	17.16	(0.13)	(1.76)	(1.89)	—	(3.40)	(3.40)	(5.29)	11.87	(13.45)		746,390	2.36	(11)	2.36		(0.97)		674
10/1/13 to 9/30/14	15.39	(0.06)	2.27	2.21	—	(0.44)	(0.44)	1.77	17.16	14.48		1,988,290	2.36	(11)	2.36		(0.38)		227
10/1/12 to 9/30/13	13.34	—	2.07	2.07	(0.02)	—	(0.02)	2.05	15.39	15.55		1,307,857	2.37	(11)	2.37		0.02		140
10/1/11 to 9/30/12	11.62	0.01	1.72	1.73	(0.01)	—	(0.01)	1.72	13.34	14.91		767,602	2.38		2.39		0.09		297

Class I
10/1/16 to 3/31/17(15)	$12.31	0.03	0.60	0.63	—	—	—	0.63	$12.94	5.12	%(4)	$180,673	1.27	%(3)(7)	1.38	%(3)(7)	0.55	%(3)	52	%(4)
10/1/15 to 9/30/16	12.19	0.02	0.10	0.12	—	—	—	0.12	12.31	0.98		282,818	1.29	(7)(12)	1.33		0.16		229
10/1/14 to 9/30/15	17.42	0.01	(1.80)	(1.79)	(0.02)	(3.42)	(3.44)	(5.23)	12.19	(12.57)		594,460	1.35	(11)	1.35		0.04		674
10/1/13 to 9/30/14	15.54	0.10	2.30	2.40	(0.08)	(0.44)	(0.52)	1.88	17.42	15.61		3,840,271	1.36	(11)	1.36		0.62		227
10/1/12 to 9/30/13	13.45	0.15	2.08	2.23	(0.14)	—	(0.14)	2.09	15.54	16.75		2,580,005	1.37	(11)	1.37		1.02		140
10/1/11 to 9/30/12	11.71	0.14	1.72	1.86	(0.12)	—	(0.12)	1.74	13.45	15.98		1,479,042	1.39		1.39		1.10		297

Class R6
10/1/16 to 3/31/17(15)	$12.34	0.04	0.61	0.65	—	—	—	0.65	$12.99	5.27	%(4)	$191	1.10	%(3)(7)	1.25	%(3)(7)	0.69	%(3)	52	%(4)
10/1/15 to 9/30/16	12.20	0.06	0.08	0.14	—	—	—	0.14	12.34	1.15		182	1.10	(7)(12)	1.25		0.49		229
11/12/14(6) to 9/30/15	17.20	0.01	(1.57)	(1.56)	(0.02)	(3.42)	(3.44)	(5.00)	12.20	(11.39	)(4)	89	1.28	(3)(11)	1.28	(3)	0.10	(3)	674	(13)
Global Equity
Trend Fund
Class A
10/1/16 to 3/31/17(15)	$9.94	0.02	0.45	0.47	—	—	—	0.47	$10.41	4.73	%(4)	$5,948	1.75	%(3)	1.95	%(3)	0.39	%(3)	55	%(4)
10/1/15 to 9/30/16	9.76	(0.06)	0.24	0.18	—	—	—	0.18	9.94	1.84		8,351	1.77	(12)	1.79		(0.60)		282
10/1/14 to 9/30/15	12.42	(0.03)	(1.48)	(1.51)	(0.07)	(1.08)	(1.15)	(2.66)	9.76	(13.21)		18,523	1.68	(11)	1.68		(0.23)		614
10/1/13 to 9/30/14	11.76	0.07	0.91	0.98	(0.02)	(0.30)	(0.32)	0.66	12.42	8.43		75,879	1.66	(10)	1.65		0.55		205
10/1/12 to 9/30/13	10.56	0.04	1.26	1.30	(0.06)	(0.04)	(0.10)	1.20	11.76	12.32		56,689	1.75	(10)	1.71		0.33		194
10/1/11 to 9/30/12	9.42	0.08	1.12	1.20	(0.06)	—	(0.06)	1.14	10.56	12.75		27,699	1.75		1.78		0.83		258

Class C
10/1/16 to 3/31/17(15)	$9.69	(0.02)	0.44	0.42	—	—	—	0.42	$10.11	4.33	%(4)	$8,003	2.50	%(3)	2.70	%(3)	(0.35	)%(3)	55	%(4)
10/1/15 to 9/30/16	9.59	(0.13)	0.23	0.10	—	—	—	0.10	9.69	1.04		11,267	2.52	(12)	2.54		(1.35)		282
10/1/14 to 9/30/15	12.24	(0.09)	(1.48)	(1.57)	—	(1.08)	(1.08)	(2.65)	9.59	(13.88)		22,376	2.41	(11)	2.43		(0.87)		614
10/1/13 to 9/30/14	11.64	(0.02)	0.92	0.90	—	(0.30)	(0.30)	0.60	12.24	7.69		72,013	2.37	(10)	2.40		(0.17)		205
10/1/12 to 9/30/13	10.50	(0.05)	1.25	1.20	(0.02)	(0.04)	(0.06)	1.14	11.64	11.52		44,239	2.48	(10)	2.46		(0.42)		194
10/1/11 to 9/30/12	9.40	— (5)	1.12	1.12	(0.02)	—	(0.02)	1.10	10.50	12.04		21,051	2.50		2.53		0.01		258

Class I
10/1/16 to 3/31/17(15)	$10.00	0.03	0.46	0.49	—	—	—	0.49	$10.49	4.90	%(4)	$2,628	1.50	%(3)	1.70	%(3)	0.54	%(3)	55	%(4)
10/1/15 to 9/30/16	9.79	(0.04)	0.25	0.21	—	—	—	0.21	10.00	2.15		4,312	1.51	(12)	1.52		(0.40		282
10/1/14 to 9/30/15	12.47	— (5)	(1.50)	(1.50)	(0.10)	(1.08)	(1.18)	(2.68)	9.79	(13.06)		15,998	1.43	(11)	1.43		0.01		614
10/1/13 to 9/30/14	11.80	0.10	0.92	1.02	(0.05)	(0.30)	(0.35)	0.67	12.47	8.68		99,642	1.44	(10)	1.41		0.80		205
10/1/12 to 9/30/13	10.58	0.07	1.25	1.32	(0.06)	(0.04)	(0.10)	1.22	11.80	12.59		38,889	1.50	(10)	1.46		0.58		194
10/1/11 to 9/30/12	9.42	0.09	1.14	1.23	(0.07)	—	(0.07)	1.16	10.58	13.15		19,112	1.50		1.52		0.90		258

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

26

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (In thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimburse ments)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Herzfeld Fund
Class A
10/1/16 to 3/31/17(15)	$10.92	0.20	0.60	0.80	(0.16)	—	(0.16)	0.64	$11.56	7.35	%(4)	$8,093	1.59	%(3)	1.69	%(3)(11)	3.59	%(3)	19	%(4)
10/1/15 to 9/30/16	9.91	0.34	1.20	1.54	(0.43)	(0.10)	(0.53)	1.01	10.92	16.04		11,060	1.61	(9)(12)	1.74		3.33		53
10/1/14 to 9/30/15	11.37	0.35	(1.12)	(0.77)	(0.37)	(0.32)	(0.69)	(1.46)	9.91	(7.17)		8,324	1.60		1.73		3.20		57
10/1/13 to 9/30/14	10.45	0.34	1.02	1.36	(0.36)	(0.08)	(0.44)	0.92	11.37	13.21		9,212	1.60		1.93		3.04		53
10/1/12 to 9/30/13	10.21	0.33	0.18	0.51	(0.26)	(0.01)	(0.27)	0.24	10.45	5.10		2,917	1.60		2.60		3.13		22
9/5/12(6) to 9/30/12	10.00	0.04	0.17	0.21	—	—	—	0.21	10.21	2.10	(4)	105	1.60	(3)	37.91	(3)	5.93		3	(4)

Class C
10/1/16 to 3/31/17(15)	$10.88	0.15	0.61	0.76	(0.12)	—	(0.12)	0.64	$11.52	6.92	%(4)	$18,796	2.34	%(3)	2.44	%(3)(11)	2.75	%(3)	19	%(4)
10/1/15 to 9/30/16	9.87	0.27	1.19	1.46	(0.35)	(0.10)	(0.45)	1.01	10.88	15.22		15,568	2.36	(9)(12)	2.49		2.61		53
10/1/14 to 9/30/15	11.34	0.26	(1.11)	(0.85)	(0.30)	(0.32)	(0.62)	(1.47)	9.87	(7.94)		14,761	2.35		2.48		2.39		57
10/1/13 to 9/30/14	10.43	0.26	1.01	1.27	(0.28)	(0.08)	(0.36)	0.91	11.34	12.34		10,624	2.35		2.70		2.35		53
10/1/12 to 9/30/13	10.21	0.25	0.19	0.44	(0.21)	(0.01)	(0.22)	0.22	10.43	4.36		4,942	2.35		3.25		2.40		22
9/5/12(6) to 9/30/12	10.00	0.03	0.18	0.21	—	—	—	0.21	10.21	2.10	(4)	102	2.35	(3)	38.62	(3)	5.21		3	(4)

Class I
10/1/16 to 3/31/17(15)	$10.94	0.22	0.59	0.81	(0.17)	—	(0.17)	0.64	$11.58	7.49	%(4)	$31,157	1.34	%(3)	1.44	%(3)(11)	3.88	%(3)	19	%(4)
10/1/15 to 9/30/16	9.92	0.37	1.21	1.58	(0.46)	(0.10)	(0.56)	1.02	10.94	16.40		20,511	1.36	(9)(12)	1.49		3.59		53
10/1/14 to 9/30/15	11.39	0.37	(1.12)	(0.75)	(0.40)	(0.32)	(0.72)	(1.47)	9.92	(7.01)		15,148	1.35		1.47		3.39		57
10/1/13 to 9/30/14	10.46	0.38	1.01	1.39	(0.38)	(0.08)	(0.46)	0.93	11.39	13.54		3,441	1.35		1.71		3.40		53
10/1/12 to 9/30/13	10.21	0.09	0.46	0.55	(0.29)	(0.01)	(0.30)	0.25	10.46	5.41		1,765	1.35		3.71		0.86		22
9/5/12(6) to 9/30/12	10.00	0.03	0.18	0.21	—	—	—	0.21	10.21	2.10	(4)	1,017	1.35	(3)	38.61	(3)	4.39		3	(4)
Multi-Asset Trend
Fund
Class A
10/1/16 to 3/31/17(15)	$10.31	0.03	0.08	0.11	—	—	—	0.11	$10.42	1.07	%(4)	$22,076	1.64	%(3)(11)	1.64	%(3)	0.54	%(3)	100	%(4)
10/1/15 to 9/30/16	9.94	(0.01)	0.39	0.38	(0.01)	—	(0.01)	0.37	10.31	3.82		29,798	1.61	(11)(12)	1.61		(0.07)		223
10/1/14 to 9/30/15	11.85	(0.02)	(0.92)	(0.94)	(0.04)	(0.93)	(0.97)	(1.91)	9.94	(8.58)		55,214	1.62	(11)	1.62		(0.15)		519
10/1/13 to 9/30/14	11.28	0.10	0.69	0.79	(0.07)	(0.15)	(0.22)	0.57	11.85	6.97		143,765	1.62	(11)	1.62		0.83		337
10/1/12 to 9/30/13	10.67	0.06	0.62	0.68	(0.05)	(0.02)	(0.07)	0.61	11.28	6.39		114,697	1.64	(11)	1.64		0.51		275
10/1/11 to 9/30/12	9.69	0.09	0.98	1.07	(0.09)	—	(0.09)	0.98	10.67	11.08		66,122	1.73		1.70		0.84		211

Class C
10/1/16 to 3/31/17(15)	$10.10	(0.01)	0.08	0.07	—	—	—	0.07	$10.17	0.59	%(4)	$59,353	2.39	%(3)(11)	2.39	%(3)	(0.21	)%(3)	100	%(4)
10/1/15 to 9/30/16	9.80	(0.08)	0.38	0.30	—	—	—	0.30	10.10	3.06		80,962	2.36	(11)(12)	2.36		(0.80)		223
10/1/14 to 9/30/15	11.73	(0.09)	(0.91)	(1.00)	—	(0.93)	(0.93)	(1.93)	9.80	(9.23)		139,223	2.36	(11)	2.37		(0.89)		519
10/1/13 to 9/30/14	11.19	0.01	0.68	0.69	—	(0.15)	(0.15)	0.54	11.73	6.15		331,980	2.35	(11)	2.37		0.09		337
10/1/12 to 9/30/13	10.60	(0.02)	0.63	0.61	—	(0.02)	(0.02)	0.59	11.19	5.71		230,459	2.37	(11)	2.39		(0.23)		275
10/1/11 to 9/30/12	9.66	0.02	0.96	0.98	(0.04)	—	(0.04)	0.94	10.60	10.13		131,330	2.45		2.45		0.16		211

Class I
10/1/16 to 3/31/17(15)	$10.34	0.04	0.09	0.13	—	—	—	0.13	$10.47	1.16	%(4)	$18,983	1.39	%(3)(11)	1.39	%(3)	0.79	%(3)	100	%(4)
10/1/15 to 9/30/16	9.99	0.02	0.38	0.40	(0.05)	—	(0.05)	0.35	10.34	3.97		28,522	1.36	(11)(12)	1.36		0.16		223
10/1/14 to 9/30/15	11.88	0.01	(0.91)	(0.90)	(0.06)	(0.93)	(0.99)	(1.89)	9.99	(8.36)		73,528	1.36	(11)	1.36		0.11		519
10/1/13 to 9/30/14	11.31	0.13	0.69	0.82	(0.10)	(0.15)	(0.25)	0.57	11.88	7.20		316,599	1.37	(11)	1.37		1.06		337
10/1/12 to 9/30/13	10.69	0.08	0.63	0.71	(0.07)	(0.02)	(0.09)	0.62	11.31	6.70		248,984	1.39	(11)	1.39		0.74		275
10/1/11 to 9/30/12	9.71	0.12	0.96	1.08	(0.10)	—	(0.10)	0.98	10.69	11.24		146,634	1.49		1.46		1.17		211

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

27

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(8)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimburse ments)(8)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Sector Trend Fund
Class A
10/1/16 to 3/31/17(15)	$11.29	0.06	0.21	0.27	(0.14)	—	(0.14)	0.13	$11.42	2.47	%(4)(14)	$102,903	1.04	%(3)(14)	1.04	%(3)	1.03	%(3)	219	%(4)
10/1/15 to 9/30/16	11.00	0.11	0.26	0.37	(0.08)	—	(0.08)	0.29	11.29	3.36		131,389	1.05	(12)	1.05		1.00		337
10/1/14 to 9/30/15	15.21	0.05	(0.71)	(0.66)	(0.05)	(3.50)	(3.55)	(4.21)	11.00	(6.19)		156,759	0.98		0.98		0.39		576
10/1/13 to 9/30/14	13.87	0.15	2.25	2.40	(0.13)	(0.93)	(1.06)	1.34	15.21	17.81		316,571	0.98		0.98		1.02		129
10/1/12 to 9/30/13	12.15	0.17	2.11	2.28	(0.17)	(0.39)	(0.56)	1.72	13.87	19.63		257,492	1.00		1.00		1.29		123
10/1/11 to 9/30/12	10.67	0.14	1.68	1.82	(0.12)	(0.22)	(0.34)	1.48	12.15	17.51		199,268	1.02		1.02		1.22		190

Class C
10/1/16 to 3/31/17(15)	$11.04	0.02	0.21	0.23	(0.05)	—	(0.05)	0.18	$11.22	2.12	%(4)(14)	$134,199	1.79	%(3)(14)	1.79	%(3)	0.28	%(3)	219	%(4)
10/1/15 to 9/30/16	10.76	0.03	0.25	0.28	—	—	—	0.28	11.04	2.60		167,265	1.80	(12)	1.80		0.24		337
10/1/14 to 9/30/15	15.02	(0.04)	(0.69)	(0.73)	(0.02)	(3.51)	(3.53)	(4.26)	10.76	(6.86)		206,556	1.74		1.74		(0.34)		576
10/1/13 to 9/30/14	13.73	0.04	2.21	2.25	(0.03)	(0.93)	(0.96)	1.29	15.02	16.89		296,160	1.73		1.73		0.28		129
10/1/12 to 9/30/13	12.03	0.07	2.10	2.17	(0.08)	(0.39)	(0.47)	1.70	13.73	18.80		217,861	1.74		1.75		0.57		123
10/1/11 to 9/30/12	10.56	0.06	1.67	1.73	(0.04)	(0.22)	(0.26)	1.47	12.03	16.60		157,461	1.75		1.77		0.53		190

Class I
10/1/16 to 3/31/17(15)	$11.28	0.07	0.22	0.29	(0.17)	—	(0.17)	0.12	$11.40	2.66	%(4)(14)	$87,585	0.79	%(3)(14)	0.79	%(3)	1.27	%(3)	219	%(4)
10/1/15 to 9/30/16	11.02	0.13	0.27	0.40	(0.14)	—	(0.14)	0.26	11.28	3.65		102,905	0.80	(12)	0.80		1.21		337
10/1/14 to 9/30/15	15.21	0.08	(0.71)	(0.63)	(0.05)	(3.51)	(3.56)	(4.19)	11.02	(5.90)		169,977	0.73		0.73		0.65		576
10/1/13 to 9/30/14	13.87	0.19	2.25	2.44	(0.17)	(0.93)	(1.10)	1.34	15.21	18.08		313,147	0.73		0.73		1.29		129
10/1/12 to 9/30/13	12.15	0.20	2.11	2.31	(0.20)	(0.39)	(0.59)	1.72	13.87	19.92		173,096	0.75		0.75		1.56		123
10/1/11 to 9/30/12	10.67	0.17	1.68	1.85	(0.15)	(0.22)	(0.37)	1.48	12.15	17.71		122,198	0.77		0.77		1.53		190

Footnote Legend

(1)	Sales charges, where applicable, are not reflected in the total return calculation.
(2)	Computed using average shares outstanding.
(3)	Annualized.
(4)	Not annualized.
(5)	Amount is less than $0.005.
(6)	Inception date.
(7)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(8)	The Funds will also indirectly bear their prorated share of expenses of the underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(9)	Net expense ratios may include earnings credits from custodian and low balance account fees, as reflected in the Statements of Operations.
(10)	See Note 3C in the Notes to Financial Statements for information on recapture of expense previously waived.
(11)	The Fund is currently under its expense limitation.
(12)	Net expense ratios include extraordinary proxy expenses.
(13)	Portfolio turnover is representative for the entire year ended September 30, 2015.
(14)	Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included the impact would have been to lower the Ratio of Net Expenses and increase the Ratio of Net Investment Income (Loss) for less than $0.005 for each class respectively and Custody fees reimbursed were included in Total Return. If excluded the impact would have been to lower the Total Return less than 0.005% for each class respectively.
(15)	Unaudited.

See Notes to Financial Statements

28

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

MARCH 31, 2017

Note	1. Organization

Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

As of the date of this report, 29 funds of the Trust are offered for sale, of which six (each a “Fund”) are reported in this semiannual report.

Each Fund has a distinct investment objective(s) and each is diversified except the Alternatives Divisifier Fund and the Herzfeld Fund. The Funds have the following investment objectives:

Fund	Investment Objective
Alternatives Diversifier Fund	Long-term capital appreciation.
Equity Trend Fund	Long-term capital appreciation.
Global Equity Trend Fund	Capital appreciation. In pursuing this objective, the Fund maintains an emphasis on preservation of capital.
Herzfeld Fund	Capital appreciation and current income.
Multi-Asset Trend Fund	Capital appreciation. In pursuing this objective, the Fund maintains an emphasis on preservation of capital.
Sector Trend Fund	Long-term capital appreciation.

There is no guarantee that a Fund will achieve its objective(s).

All of the Funds offer Class A shares, Class C shares, and Class I shares. The Equity Trend Fund also offers Class R6 shares. Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares and Class R6 shares are sold without a sales charge. Class R6 shares are only available to participants in employer-sponsored retirement plans, such as 401(k) plans, profit sharing plans, defined benefit plans and other employer directed plans.

Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Fund’s distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Low Balance Account Fees” in each Fund’s Statements of Operations for the period, as applicable.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each Class bears different distribution and/or service fees under a Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board and has exclusive voting rights with respect to such plans. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Income and other expenses as well as realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

Note	2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with the U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A.	Security Valuation

Security valuation procedures for each Fund, which include nightly price variance as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board. All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed quarterly by the Board.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

29

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

C.	Income Taxes

Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2017, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2014 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.

E.	Expenses

Expenses incurred together by a fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a fund bears directly, the shareholders of a fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the fund invests.

F.	Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

30

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

G.	Earnings Credit and Interest

Through arrangements with each Fund’s custodian, each Fund either receives an earnings credit or interest on agreed upon target un-invested cash balances to reduce each Fund’s custody expenses. The credits are reflected as “Earnings credit from Custodian” and the interest is reflected under “Interest income” in each Fund’s Statements of Operations for the period, as applicable.

Note	3. Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect wholly owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Trust. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.

As compensation for its services to the Funds, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets (except as otherwise noted) of the following Funds:

	First $2 Billion	$2+ Billion through $4 Billion	$4+ Billion
Global Equity Trend Fund	1.00%	0.95%	0.90%
Multi-Asset Trend Fund	1.00	0.95	0.90

	First $1 Billion	$1+ Billion
Herzfeld Fund	1.00	0.95
Sector Trend Fund	0.45	0.40

	First $4 Billion	$4+ Billion
Equity Trend Fund	1.00%	0.95%

Alternatives Diversifier Fund – the Adviser has discontinued charging an advisory fee.

B.	Subadvisers

Thomas J. Herzfeld Advisors, Inc. serves as the subadviser (“subadviser”) to Virtus Herzfeld Fund, managing the investments of that Fund for which the subadviser is paid a fee by the Adviser. The remaining Funds do not have a subadviser.

C.	Expense Limits and Fee Waivers

The Adviser has contractually agreed to limit certain Funds’ total operating expenses (excluding front-end or contingent deferred sales loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occuring expenses (such as litigation), acquired fund fees and expenses, or dividend expenses, if any), so that such expenses do not exceed the percentages of the Fund’s average daily net asset values as listed below through April 30, 2018.

	Class A	Class C	Class I	Class R6
Equity Trend Fund*	1.60%	2.35%	1.35%	1.26%
Global Equity Trend Fund	1.75	2.50	1.50	—
Herzfeld Fund†	1.60	2.35	1.35	—
Multi-Asset Trend Fund†	1.75	2.50	1.50	—

†	expenses are currently below the cap level.
*	Effective February 1, 2017. For the period of October 1, 2016, through January 31, 2017, the expense caps were as follows for Class A, Class C, Class I, and Class R6, respectively: 1.42%, 2.02%, 1.24%, and 1.03%.

D.	Expense Recapture

For certain Funds, the Adviser may recapture operating expenses waived or reimbursed under these arrangements, within three years after the date on which such waiver or reimbursement occurred. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured as follows:

	Fiscal Year Ended
	2017	2018	2019	Total
Equity Trend Fund	$—	$—	$1,475	$1,475
Global Equity Trend Fund	—	—	7	7
Herzfeld Fund	56	40	55	151

E.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect wholly owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months (the “period”) ended March 31, 2017, it retained net commissions of $103 of Class A shares and deferred sales charges of $3 and $9 for Class A shares and Class C shares, respectively.

In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25%(1) for Class A shares and 1.00%(1)(2) for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.

31

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

(1)	The Funds invest in ETFs. In addition to the fees listed the Funds bear their proportionate shares of any distribution and shareholder servicing fees of the ETFs.
(2)	The Funds’ distributor has contractually agreed to waive its 12b-1 fees applicable to Class C shares to the extent that the Funds’ investments in underlying ETFs with their own 12b-1 fees would otherwise cause the total 12b-1 fees paid directly or indirectly by the Fund to exceed the limits set forth in applicable law or regulation.

F.	Administrator and Transfer Agent

Virtus Fund Services, LLC, an indirect wholly owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.

For the period ended March 31, 2017, the Funds incurred administration fees from the Trust totaling $678 which are included in the Statements of Operations.

For the period ended March 31, 2017, the Funds incurred transfer agent fees from the Trust totaling $1,110 which are included in the Statements of Operations. A portion of these fees was paid to outside entities that also provide services to the Trust.

G.	Affiliated Shareholders

At March 31, 2017, Virtus and its affiliates held shares of certain Funds which may be redeemed at any time that aggregated the following:

	Shares	Aggregate Net Asset Value
Equity Trend Fund
Class R6	14,720	$191

H.	Investments in Affiliates

A summary of the Alternatives Diversifier Fund’s total long-term and short-term purchases and sales of the Class I shares of the affiliated underlying funds(1) during the period ended March 31, 2017, is as follows:

	Value, beginning of period	Purchases(2)	Sales Proceeds	Value, end of period	Dividend Income	Distributions of Realized Gains
Global Infrastructure Fund	$9,734	$344	$1,451	$8,515	$96	$248
Global Real Estate Securities Fund	5,143	119	143	4,806	107	12
International Real Estate Securities Fund	5,564	338	153	5,087	338	—
Real Estate Securities Fund	4,375	686	748	3,532	39	648
Senior Floating Rate Fund	4,486	100	132	4,478	100	—

	$29,302	$1,587	$2,627	$26,418	$680	$908

(1)	The Alternatives Diversifier Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At March 31, 2017, the Fund was the owner of record of approximately 20% of Virtus International Real Estate Securities Fund.
(2)	Includes reinvested dividends from income and capital gain distributions.

I.	Trustee Compensation

The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other Assets” on the Statement of Assets and Liabilities at March 31, 2017.

Note	4. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities, and short-term securities) during the period ended March 31, 2017, were as follows:

	Purchases	Sales
Alternatives Diversifier Fund	$1,586	$5,974
Equity Trend Fund	402,917	735,461
Global Equity Trend Fund	10,783	18,835
Herzfeld Fund	19,934	8,676
Multi-Asset Trend Fund	115,886	150,013
Sector Trend Fund	785,841	864,430

There were no purchases or sales of long-term U.S. Government and agency securities for the Funds during the period ended March 31, 2017.

32

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

Note	5. Capital Share Transactions

(reported in thousands)

Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	Alternatives Diversifier Fund				Equity Trend Fund
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016		Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	92	$993	233	$2,463	196	$2,385	1,506	$18,086
Reinvestment of distributions	13	136	13	130	—	—	—	—
Plan of Reorganization (Note 12)	—	—	—	—	—	—	7,287	82,432
Shares repurchased	(695)	(7,456)	(1,026)	(10,360)	(7,844)	(97,339)	(31,626)	(378,691)

Net Increase / (Decrease)	(590)	$(6,327)	(780)	$(7,767)	(7,648)	$(94,954)	(22,833)	$(278,173)

Class C
Sale of shares	19	$209	46	$462	105	$1,253	1,455	$17,143
Reinvestment of distributions	—	—	8	78	—	—	—	—
Plan of Reorganization (Note 12)	—	—	—	—	—	—	11,669	128,740
Shares repurchased	(284)	(3,020)	(817)	(8,227)	(11,117)	(132,757)	(40,364)	(472,517)

Net Increase / (Decrease)	(265)	$(2,811)	(763)	$(7,687)	(11,012)	$(131,504)	(27,240)	$(326,634)

Class I
Sale of shares	673	$7,205	386	$3,967	2,487	$31,543	4,635	$56,183
Reinvestment of distributions	17	178	16	153	—	—	—	—
Plan of Reorganization (Note 12)	—	—	—	—	—	—	11,946	135,785
Shares repurchased	(360)	(3,860)	(1,648)	(16,568)	(11,509)	(142,144)	(42,372)	(509,713)

Net Increase / (Decrease)	330	$3,523	(1,246)	$(12,448)	(9,022)	$(110,601)	(25,791)	$(317,745)

Class R6
Sale of shares	—	$—	—	$—	—	$—	—	$—
Reinvestment of distributions	—	—	—	—	—	—	—	—
Plan of Reorganization (Note 12)	—	—	—	—	—	—	7	85
Shares repurchased	—	—	—	—	—	—	—	—

Net Increase / (Decrease)	—	$—	—	$—	—	$—	7	$85

	Global Equity Trend Fund				Herzfeld Fund
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016		Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	7	$68	107	$1,027	267	$2,944	517	$5,537
Reinvestment of distributions	—	—	—	—	12	129	41	422
Shares repurchased	(275)	(2,730)	(1,165)	(11,255)	(592)	(6,600)	(386)	(3,948)

Net Increase / (Decrease)	(268)	$(2,662)	(1,058)	$(10,228)	(313)	$(3,527)	172	$2,011

Class C
Sale of shares	13	$127	80	$754	330	$3,653	347	$3,484
Reinvestment of distributions	—	—	—	—	17	188	67	677
Shares repurchased	(384)	(3,725)	(1,251)	(11,728)	(145)	(1,619)	(478)	(4,756)

Net Increase / (Decrease)	(371)	$(3,598)	(1,171)	$(10,974)	202	$2,222	(64)	$(595)

Class I
Sale of shares	64	$656	97	$932	1,365	$15,005	1,886	$19,264
Reinvestment of distributions	—	—	—	—	39	443	118	1,200
Shares repurchased	(245)	(2,431)	(1,299)	(12,406)	(589)	(6,603)	(1,656)	(16,578)

Net Increase / (Decrease)	(181)	$(1,775)	(1,202)	$(11,474)	815	$8,845	348	$3,886

33

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

	Multi-Asset Trend Fund				Sector Trend Fund
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016		Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	35	$357	214	$2,114	591	$6,567	3,103	$34,166
Reinvestment of distributions	—	—	4	39	124	1,376	78	850
Shares repurchased	(806)	(8,220)	(2,880)	(28,405)	(3,347)	(37,706)	(5,799)	(63,594)

Net Increase / (Decrease)	(771)	$(7,863)	(2,662)	$(26,252)	(2,632)	$(29,763)	(2,618)	$(28,578)

Class C
Sale of shares	59	$588	312	$3,029	538	$5,853	3,892	$42,476
Reinvestment of distributions	—	—	—	—	52	569	—	—
Shares repurchased	(2,239)	(22,254)	(6,498)	(63,239)	(3,780)	(41,464)	(7,943)	(85,320)

Net Increase / (Decrease)	(2,180)	$(21,666)	(6,186)	$(60,210)	(3,190)	$(35,042)	(4,051)	$(42,844)

Class I
Sale of shares	123	$1,267	471	$4,647	2,429	$27,440	4,289	$46,797
Reinvestment of distributions	—	—	22	217	107	1,180	121	1,318
Shares repurchased	(1,067)	(10,908)	(5,099)	(50,439)	(3,975)	(44,494)	(10,715)	(117,242)

Net Increase / (Decrease)	(944)	$(9,641)	(4,606)	$(45,575)	(1,439)	$(15,874)	(6,305)	$(69,127)

Note	6. Borrowings

($ reported in thousands)

On June 29, 2016, the Funds and other affiliated funds renewed a $50,000 secured line of credit. The Credit Agreement (the “Agreement”) is with a commercial bank (the “Bank”) that allows the Funds to borrow cash from the Bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth of each Fund’s total net assets in accordance with the Agreement. The Agreement has a term of 364 days and is renewable by the Funds with the Bank’s consent and approval of the Board. Interest is charged at the higher of the LIBOR (London Interbank Offered Rate) or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Funds and other affiliated funds are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default.

The Funds had no outstanding borrowings at anytime during the period ended March 31, 2017.

Note	7. 10% Shareholders

As of March 31, 2017, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below.

	% of Shares Outstanding	Number of Accounts
Alternatives Diversifier Fund	12%	1
Global Equity Trend Fund	15	1
Herzfeld Fund	66	4
Multi-Asset Trend Fund	23	1

Note	8. Credit Risk and Asset Concentration

Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors. At March 31, 2017, the Equity Trend Fund held 26% securities issued by various companies in the Consumer Discretionary sector.

Note	9. Indemnifications

Under the Trust’s organizational documents, and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

34

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

Note	10. Federal Income Tax Information

($ reported in thousands)

At March 31, 2017, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Alternatives Diversifier Fund	$71,211	$3,961	$(22,782)	$(18,821)
Equity Trend Fund	560,817	89,101	(6,329)	82,772
Global Equity Trend Fund	14,379	2,060	(86)	1,974
Herzfeld Fund	54,626	3,237	(405)	2,832
Multi-Asset Trend Fund	93,110	7,515	(535)	6,980
Sector Trend Fund	298,650	28,849	(1,421)	27,428
Certain Funds have capital loss carryovers available to offset future realized capital gains, through the indicated expiration dates shown below:

	2018		No Expiration		Total
	Short-Term	Long-Term	Short-Term	Long-Term	Short-Term	Long-Term
Alternatives Diversifier Fund	$49,187	$—	$—	$—	$49,187	$—
Equity Trend Fund	—	—	533,867	—	533,867	—
Global Equity Trend Fund	—	—	12,017	42	12,017	42
Herzfeld Fund	—	—	489	—	489	—
Multi-Asset Trend Fund	—	—	28,586	—	28,586	—
Sector Trend Fund	1,080	—	36,964	1,695	38,044	1,695

The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Note	11. Exemptive Order

On August 23, 2010, the SEC issued an amended order under Section 12(d)(1)(J) of the 1940 Act granting an exemption from Sections 12(d)(1)(A) and (B) of the 1940 Act and under Sections 6(c) and 17(b) of the 1940 Act granting an exemption from Section 17(a) of the 1940 Act, which permits the Trust to invest in other affiliated and unaffiliated funds, including exchange-traded funds, in each case subject to certain conditions.

Note	12. Plans of Reorganization

A.	On October 22, 2015, the Board of Trustees of Virtus Opportunities Trust approved an Agreement and Plan of Reorganization (the “Plan”) with respect to Virtus Dynamic Trend Fund (the “Merged Fund”), a series of Virtus Opportunities Trust, and Virtus Equity Trend Fund (the “Acquiring Fund”), a series of Virtus Opportunities Trust, which provided for the transfer of all of the assets of the Merged Fund for shares of the Acquiring Fund and the assumption of the liabilities of the Merged Fund. The purpose of the transaction was to eliminate the offering of overlapping Funds with similar investment objectives and similar investment strategies within the Virtus Mutual Fund Complex, while simultaneously creating economies of scale for the surviving Funds that were intended to lower Fund expenses. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Merged Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

On January 15, 2016, Class B shares were converted into Class A shares in the Merged Fund.

The acquisition was accomplished by a tax-free exchange of shares on February 5, 2016. The share transactions associated with the merger are as follows:

Merged Fund	Shares Outstanding			Acquiring Fund	Shares Converted			Merged Fund Net Asset Value of Converted Shares
Virtus Dynamic Trend Fund	Class	A	9,028	Virtus Equity Trend Fund	Class	A	7,287	$82,432
		C	15,688			C	11,669	128,740
		I	14,645			I	11,946	135,785
		R	9			R	7	85

The net assets and net unrealized appreciation (depreciation) immediately before the acquisition were as follows:

Merged Fund	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Fund	Net Assets
Virtus Dynamic Trend Fund	$347,042	$1,481	Virtus Equity Trend Fund	$1,271,368

35

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

Assuming the acquisition had been completed on October 1, 2015, the Virtus Equity Trend Fund results of operations for the period ended September 30, 2016, would have been as follows:

Net investment income (loss)	$2,270	(a)
Net gain (loss) on investments	(13,042	)(b)

Net increase (decrease) in assets from operations	$(10,772)

(a)	$(3,505), as reported in the Statement of Operations, plus $5,775 Net Investment Income from Virtus Dynamic Trend Fund pre-merger.

(b)	$16,480, as reported in the Statement of Operations, plus $(29,522) Net Realized and Unrealized Gain (Loss) on Investments from Virtus Dynamic Trend Fund pre-merger.

Because the combined Funds have been managed as an integrated single Fund since the completion date it is also not feasible to separate the income/(losses) and gains/(losses) of the merged Virtus Dynamic Trend Fund that have been included in the acquiring Virtus Equity Trend Fund Statement of Operations since February 5, 2016.

Note	13. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the applicable Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At March 31, 2017, the Funds did not hold any securities that were both illiquid and restricted.

Note	14. Regulatory Matters and Litigation

From time to time, the Trust, the Adviser and/or Subadviser(s) and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

On February 20, 2015, a putative class action complaint (In re Virtus Investment Partners, Inc. Securities Litigation; formerly styled as Tom Cummins v. Virtus Investment Partners Inc., et al.) alleging violations of certain provisions of the federal securities laws was filed by an individual shareholder against Virtus and certain of its officers (the “defendants”) in the United States District Court for the Southern District of New York. On August 21, 2015, the lead plaintiff filed a Consolidated Class Action Complaint (the “Consolidated Complaint”) amending the originally filed complaint and adding the Trust as a defendant. The Consolidated Complaint was purportedly filed on behalf of all purchasers of Virtus common stock between January 25, 2013 and May 11, 2015 (the “Class Period”). The Consolidated Complaint alleges that during the Class Period, the defendants disseminated materially false and misleading statements and concealed material adverse facts relating to certain funds previously subadvised by F-Squared Investments, Inc. and/or its affiliates (“F-Squared”). The plaintiff seeks to recover unspecified damages. A motion to dismiss the Consolidated Complaint was filed on behalf of the defendants on October 21, 2015. Pursuant to an Opinion & Order (“Order”) filed on July 1, 2016, the court granted in part and denied in part the defendants’ motion to dismiss. Although the Order narrows the scope of the claims asserted and dismisses one of the defendants from the suit, claims under Sections 10(b) and 20(a) of the Exchange Act and Rule 10b-5 thereunder survive the motion. The remaining defendants filed an Answer to the Consolidated Complaint on August 5, 2016. Pursuant to an Opinion & Order filed on May 15, 2017 the plaintiff’s motion for class certification was granted by the court. Virtus and its affiliates, including the Adviser, believe that the suit is without merit and intend to defend it vigorously. The Trust believes that the risk of loss to the Funds as a result of this suit is remote. The Adviser does not believe that the suit will have any impact on its ability to provide services to the Funds.

On May 8, 2015, a putative class action complaint (Mark Youngers v. Virtus Investment Partners, Inc., et al.) alleging violations of certain provisions of the federal securities laws was filed in the United States District Court for the Central District of California. The complaint, which was purportedly filed on behalf of purchasers of certain Virtus Funds previously subadvised by F-Squared between May 8, 2010 and December 22, 2014, inclusive (the “Class Period”), alleged claims against Virtus, certain Virtus officers and affiliates (including the Adviser, Euclid Advisors LLC (“Euclid”) and VP Distributors, LLC), the trustees and certain officers of the Trust, and certain other parties (the “defendants”). The complaint alleges that during the Class Period the defendants disseminated materially false and misleading statements and concealed or omitted material facts necessary to make the statements made not misleading. On October 1, 2015, the plaintiffs filed a First Amended Class Action Complaint which, among other things, added a derivative claim for breach of fiduciary duty on behalf of the Trust. On October 19, 2015, the United States District Court for the Central District of California entered an order transferring the action to the Southern District of New York. On January 4, 2016, the plaintiffs filed a Second Amended Complaint. Motions to dismiss were filed on behalf of Virtus, its officers and affiliates and the independent trustees on February 1, 2016. An Opinion & Order (“Order”) granting in part and denying in part the defendants’ motions to dismiss was issued on July 1, 2016. The Order dismissed all claims against the Adviser, Euclid, the independent trustees and certain of the other individual defendants, and narrowed the claims asserted against the remaining defendants. The remaining defendants filed an Answer to the Second Amended Complaint on August 5, 2016. A Stipulation of Voluntary Dismissal of the claim under Section 12 of the Securities Act of 1933, as amended, was filed on September 15, 2016. The remaining defendants filed a motion to certify an interlocutory appeal of the July 1, 2016 order to the Court of Appeals for the Second Circuit on August 26, 2016. The motion was

36

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

denied on January 6, 2017. Pursuant to an Opinion & Order filed on May 15, 2017, the plaintiffs’ motion for class certification was denied by the court. Virtus and its affiliates, including the Adviser, believe that the suit has no basis in law or fact and intend to defend it vigorously. The Trust believes that the risk of loss to the Funds as a result of this suit is remote. The Adviser does not believe that the suit will have any impact on its ability to provide services to the Funds.

Note	15. Custody Fees Reimbursed

State Street Bank & Trust, custodian for certain Funds through January 29, 2010, reimbursed the Funds for out-of-pocket custody expenses overbilled for the period 1998 through January 29, 2010. The amounts reimbursed, including interest, are shown in the Statement of Operations under “Custody Fees reimbursed.”

Note	16. New Accounting Pronouncements

On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. Certain of these amendments relate to Regulation S-X which sets forth the requisite form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

Note	17. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

37

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) with respect to the funds of the Trust, including Virtus Alternatives Diversifier Fund, Virtus Equity Trend Fund, Virtus Global Equity Trend Fund, Virtus Herzfeld Fund (the “Herzfeld Fund”), Virtus Multi-Asset Trend Fund and Virtus Sector Trend Fund (individually and collectively, the “Funds”) of the Trust. The Board is also responsible for determining whether to approve the continuation of the subadvisory agreement with Thomas J. Herzfeld Advisors, Inc. (the “Subadviser”) with respect to the Herzfeld Fund (the “Subadvisory Agreement”; and together with the Advisory Agreement, the “Agreements”). At in-person meetings held on November 2, 2016 and November 16-17, 2016 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Fund it manages.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the applicable Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Funds by VIA and the Subadviser; (2) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing each Fund’s advisory and subadvisory fees, as applicable, and comparisons of the Funds’ advisory fee rates with those of a group of funds with similar investment objective(s); (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on each Fund’s performance and expenses; (7) fees paid to VIA and the Subadviser by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the Meetings information provided by VIA and the Subadviser, including completed questionnaires, concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VIA is responsible for the management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Herzfeld Fund’s subadviser, including (a) VIA’s ability to select and monitor the subadviser; (b) VIA’s ability to provide the services necessary to monitor the subadviser’s compliance with the Herzfeld Fund’s investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor to the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreement, the Board noted that the Subadviser provided portfolio management, compliance with the Herzfeld Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Herzfeld Fund’s prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

38

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund.

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Funds prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board evaluated each Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio composition, as well as the Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to the Herzfeld Fund. The Board was mindful of VIA’s focus on the Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended June 30, 2016.

Virtus Alternatives Diversifier Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 3-, 5- and 10-year periods and outperformed the median of its Performance Universe for the 1-year period. The Board also noted that the Fund underperformed its benchmark for the 1-, 3- 5- and 10-year periods.

Virtus Equity Trend Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1-, 3- and 5-year periods.

Virtus Global Equity Trend Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1-, 3- and 5-year periods.

Virtus Herzfeld Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1- and 3- year periods. The Board also noted that the Fund outperformed its benchmark for the 3-year period and underperformed its benchmark for the 1-year period.

Virtus Multi-Asset Trend Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1-, 3- and 5-year periods.

Virtus Sector Trend Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1-, 3-, 5- and 10-year periods.

With respect to certain Funds, including Virtus Alternatives Diversifier Fund, Virtus Equity Trend Fund, Virtus Global Equity Trend Fund, Virtus Multi-Asset Trend Fund and Virtus Sector Trend Fund the Board also considered management’s discussion about the reasons for each Fund’s underperformance relative to its peer group or benchmark. With respect to certain of the same Funds, the Board also considered that the Fund had recently changed and then removed the subadviser(s), so that the performance shown was primarily that of the prior subadviser(s). After reviewing these and related factors, the Board concluded that each Fund’s overall performance, or reasons discussed for underperformance, was satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees. The Board also noted that certain of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by those Funds and their shareholders. The Board also noted that the subadvisory fees were paid by VIA out of its management fees rather than paid separately by the Herzfeld Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses. The Subadviser provided, and the Board considered, fee information of comparable accounts managed by the Subadviser, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.

Virtus Alternatives Diversifier Fund. The Board considered that the Fund’s net management fee and net total expenses were below the median of the Expense Group.

Virtus Equity Trend Fund. The Board considered that the Fund’s net management fee after waivers was above the median of the Expense Group, while its net total expenses were below the median of the Expense Group.

Virtus Global Equity Trend Fund. The Board considered that the Fund’s net management fee after waivers was above the median of the Expense Group, while its net total expenses were equal to the median of the Expense Group.

Virtus Herzfeld Fund. The Board considered that the Fund’s net management fee after waivers was below the median of the Expense Group and its net total expenses after waivers were above the median of the Expense Group.

Virtus Multi-Asset Trend Fund. The Board considered that the Fund’s net management fee and net total expenses were above the median of the Expense Group.

39

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Virtus Sector Trend Fund. The Board considered that the Fund’s net management fee and net total expenses were below the median of the Expense Group.

The Board concluded that the advisory and subadvisory fees for each Fund, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a Fund-by-Fund basis, of VIA for its management of the Funds and the other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VIA and its affiliates.

In considering the profitability to the Subadviser in connection with its relationship to the Herzfeld Fund, the Board noted that the fees under the Subadvisory Agreement are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In addition, because Thomas J. Herzfeld Advisors, Inc., is an unaffiliated subadviser, the Board relied on the ability of VIA to negotiate this Subadvisory Agreement and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the profitability to the Subadviser and its affiliates from their relationship with the Herzfeld Fund was not a material factor in approval of the Subadvisory Agreement.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for certain Funds. The Board also took into account management’s discussion of the Funds’ management fee and any subadvisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also took into account the current size of the Funds. The Board concluded that no changes to the advisory fee structure of the Funds were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the current size of the Fund managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Herzfeld Fund was not a material factor in the approval of the Subadvisory Agreement at this time.

Other Factors

The Board considered other benefits that may be realized by VIA and the Subadviser and their respective affiliates from their relationships with the applicable Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that there are no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Fund(s), other than the fee to be earned under the applicable Agreement, although there may be certain indirect benefits gained, including to the extent that serving the Fund(s) could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

40

VIRTUS OPPORTUNITIES TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Thomas J. Brown

Donald C. Burke

Roger A. Gelfenbien

John R. Mallin

Hassell H. McClellan

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Nancy J. Engberg, Vice President and Chief Compliance Officer

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank, NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

How to Contact Us

Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874 Providence, RI 02940-8074

For more information about Virtus Mutual Funds,

please call your financial representative, or contact us

at 1-800-243-1574 or Virtus.com

8453	05-17

SEMIANNUAL REPORT

Virtus Newfleet Multi-Sector Short Term Bond Fund

(f/k/a: Virtus Multi-Sector Short Term Bond Fund)

March 31, 2017

TRUST NAME: VIRTUS OPPORTUNITIES TRUST

Not FDIC Insured

No Bank Guarantee

May Lose Value

Virtus Newfleet Multi-Sector Short Term Bond Fund

(“Newfleet Multi-Sector Short Term Bond Fund”)

(f/k/a: Virtus Multi-Sector Short Term Bond Fund)

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

The subadviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Newfleet Multi-Sector Short Term Bond Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

To My Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present this report that reviews the performance of your fund for the six-month fiscal period ended March 31, 2017.

Despite short-lived selloffs that occurred following the U.K.’s “Brexit” decision last June and the U.S. presidential election in November, the six-month period was strong for global markets. As the fiscal period drew to a close, equity markets continued to benefit from the post-election “Trump bump.” The Federal Reserve (“the Fed”) raised interest rates twice in the period – once in December, and again in March – a clear signal that it believes the U.S. economy is on a growth path. At the same time, other major central banks remained committed to monetary stimulus, adding reassurance to global markets. U.S. growth, as evidenced by strong jobs, housing, and consumer spending data, gives investors reason for optimism. Corporate earnings got off to a strong start for the first quarter of 2017. The pro-growth policies of the new administration, if implemented, could have continued positive impact on earnings and the markets.

Global equity markets turned in positive performance over the six-month period. U.S. large- and small-cap stocks returned 10.12% and 11.52%, as measured by the returns of the S&P 500® Index and Russell 2000® Index, respectively. Within international equities, emerging markets slightly outperformed their developed peers, with the MSCI Emerging Markets Index (net) up 6.80%, compared with the MSCI EAFE® Index (net), which returned 6.48%.

Demand for U.S. Treasuries remained strong, driven by foreign investors seeking safe havens and yield in light of the negative interest rate environment in many international economies. On March 31, 2017, the benchmark 10-year U.S. Treasury yielded 2.40% compared with 1.60% six months earlier. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, was down 2.18% for the six months, while non-investment grade bonds gained 4.50%, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.

Market uncertainty is an ever-present reminder of the importance of portfolio diversification, including exposure to traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies.

On behalf of our investment affiliates, thank you for entrusting Virtus with your assets. Should you have questions about your account or require assistance, please visit our website at Virtus.com, or call our customer service team at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

May 2017

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

1

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2016 TO MARCH 31, 2017

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Newfleet Multi-Sector Short Term Bond Fund (the “Fund”) you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class T shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class C shares are sold without a sales charge. Class I shares and Class R6 shares are sold without a sales charge and do not incur distribution and service fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

2

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2016 TO MARCH 31, 2017

Expense Table
	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Annualized Expense Ratio	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,011.20	1.00%	$5.01
Class C	1,000.00	1,009.80	1.25	6.26
Class R6**	1,000.00	1,014.10	0.69	2.76
Class T	1,000.00	1,005.20	1.75	8.79
Class I	1,000.00	1,012.40	0.75	3.76

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.95	1.00	5.04
Class C	1,000.00	1,018.70	1.25	6.29
Class R6**	1,000.00	1,021.49	0.69	3.48
Class T	1,000.00	1,016.21	1.75	8.80
Class I	1,000.00	1,021.19	0.75	3.78

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

**	November 7, 2016 is the date the class started accruing expenses. Expenses are equal to the Class’ annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (145 for actual and 182 for hypothetical) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

3

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

KEY INVESTMENT TERMS (Unaudited)

MARCH 31, 2017

Bloomberg Barclays U.S. Aggregate Bond Index

The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Bloomberg Barclays U.S. Corporate High Yield Bond Index

The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Brexit

A combination of the words “Britain” and “exit” which refers to Britain’s withdrawal from the European Union.

Exchange-Traded Funds (ETF)

An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.

Federal Reserve (the “Fed”)

The Central Bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

MSCI EAFE® Index (net)

The MSCI EAFE® Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI Emerging Markets Index (net)

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Real Estate Investment Trust (REIT)

A publicly traded company that owns, develops, and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers, and other commercial properties.

Russell 2000® Index

The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

4

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

KEY INVESTMENT TERMS (Unaudited) (Continued)

MARCH 31, 2017

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

5

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2017

($ reported in thousands)

Asset Allocations

The following table presents the portfolio holdings within certain sectors as a percentage of total investments attributable to each sector at March 31, 2017.
Corporate Bonds and Notes		36%
Financials	13%
Energy	7
Industrials	3
All other Corporate Bonds and Notes	13
Mortgage-Backed Securities		23
Asset-Backed Securities		19
Loan Agreements		10
Foreign Government Securities		8
Other (includes short-term investment)		4

Total		100%

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—1.4%
U.S. Treasury Note
1.125%, 2/28/19	$25,000	$24,941
1.375%, 1/15/20	17,700	17,657
1.375%, 4/30/20	55,700	55,395
TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $97,986)		97,993
MUNICIPAL BONDS—0.1%
Virginia—0.1%
Tobacco Settlement Financing Corp. Series A-1, Taxable 6.706%, 6/1/46	4,635	3,884
TOTAL MUNICIPAL BONDS (Identified Cost $4,314)		3,884
FOREIGN GOVERNMENT SECURITIES—7.7%
Argentine Republic
144A 6.875%, 4/22/21(3)	19,945	21,441

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES (continued)
144A 5.625%, 1/26/22(3)	$17,805		$18,255
144A 7.500%, 4/22/26(3)	12,545		13,342
Series NY 8.280%, 12/31/33	24,360		26,151
Bolivarian Republic of Venezuela
7.000%, 12/1/18	20,999		14,594
RegS 7.750%, 10/13/19(4)	19,501		11,018
Dominican Republic
144A 6.600%, 1/28/24(3)	7,115		7,746
144A 6.875%, 1/29/26(3)	3,300		3,630
Federative Republic of Brazil
12.500%, 1/5/22	50,565	BRL	17,848
2.625%, 1/5/23	19,200		17,856
8.500%, 1/5/24	37,050	BRL	11,243
6.000%, 4/7/26	10,400		11,331

See Notes to Financial Statements

6

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES (continued)
10.250%, 1/10/28	13,095	BRL	$4,246
Federative Republic of Brazil Treasury Note Series F,
10.000%, 1/1/23	47,335	BRL	15,562
10.000%, 1/1/25	37,510	BRL	12,294
Kingdom of Qatar 144A 3.250%, 6/2/26(3)	$11,745		11,672
Mongolia
RegS 5.125%, 12/5/22(4)	4,455		4,209
144A 5.125%, 12/5/22(3)	4,855		4,587
Provincia de Buenos Aires 144A 7.875%, 6/15/27(3)	5,000		5,076
Provincia de Buenos Aires Argentina
144A 5.750%, 6/15/19(3)	5,795		5,995
144A 6.500%, 2/15/23(3)	18,460		18,547
Republic of Chile 5.500%, 8/5/20	11,647,000	CLP	18,596
Republic of Colombia Treasury Note, Series B, 11.250%, 10/24/18	21,072,000	COP	7,924
4.375%, 3/21/23	33,056,000	COP	10,477
9.850%, 6/28/27	24,145,000	COP	10,648
Republic of Costa Rica 144A 4.375%, 4/30/25(3)	18,640		17,615
Republic of Indonesia
Series FR70, 8.375%, 3/15/24	177,598,000	IDR	14,179
Series FR56, 8.375%, 9/15/26	258,591,000I	DR	21,123
Republic of Kazakhstan 144A 5.125%, 7/21/25(3)	6,495		7,055
Republic of Panama 3.875%, 3/17/28	10,455		10,625
Republic of South Africa
Series R203, 8.250%, 9/15/17	134,520	ZAR	10,054

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES (continued)
5.875%, 5/30/22	$9,500		$10,363
Republic of Turkey
5.625%, 3/30/21	44,330		46,377
6.250%, 9/26/22	25,545		27,337
4.875%, 10/9/26	6,820		6,583
Russian Federation
144A 7.850%, 3/10/18(3)	410,000	RUB	7,202
6.700%, 5/15/19	1,682,000	RUB	28,983
144A 4.875%, 9/16/23(3)	16,600		17,821
Sultanate of Oman
144A 3.625%, 6/15/21(3)	9,610		9,723
144A 4.750%, 6/15/26(3)	5,295		5,335
United Mexican States Series M, 6.500%, 6/9/22	250,769	MXN	13,146
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $558,032)			557,809
MORTGAGE-BACKED SECURITIES—22.5%
Agency—3.9%
FHLMC 3.500%, 4/1/46	22,097		22,617
FNMA
6.000%, 5/1/17	—	(14)	—	(14)
4.500%, 4/1/18	32		32
5.000%, 10/1/19	123		126
5.500%, 2/1/20	29		30
5.500%, 3/1/20	48		50
5.500%, 3/1/20	15		15
5.500%, 3/1/20	9		9
5.500%, 3/1/20	20		21
5.500%, 4/1/20	116		120
5.000%, 6/1/20	201		208
4.000%, 8/1/25	7,083		7,456
3.000%, 6/1/27	749		769
3.000%, 10/1/30	22,575		23,164
3.000%, 10/1/30	31,620		32,445
2.500%, 2/1/31	35,835		35,870
3.000%, 2/1/31	13,815		14,176
6.000%, 12/1/32	32		37
5.500%, 2/1/33	38		42
5.500%, 5/1/34	245		274
6.000%, 8/1/34	176		201

See Notes to Financial Statements

7

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Agency (continued)
5.500%, 11/1/34	$135	$150
5.500%, 11/1/34	145	161
6.000%, 11/1/34	139	157
5.500%, 12/1/34	68	75
5.500%, 1/1/35	223	250
5.500%, 7/1/37	1	1
6.000%, 7/1/37	26	29
6.000%, 4/1/38	129	146
5.000%, 12/1/39	3,909	4,278
4.500%, 4/1/40	5,785	6,211
5.000%, 8/1/40	8,285	9,056
4.000%, 10/1/40	123	129
4.000%, 3/1/41	4,436	4,671
4.500%, 5/1/41	4,219	4,542
3.500%, 4/1/42	9,348	9,609
3.000%, 5/1/43	14,537	14,497
4.000%, 10/1/44	21,576	22,639
3.500%, 12/1/45	21,413	21,917
3.500%, 1/1/46	10,176	10,416
4.000%, 1/1/46	13,491	14,156
3.500%, 6/1/46	20,562	21,046
GNMA
6.500%, 11/15/31	19	21
6.500%, 2/15/32	12	13

		281,832

Non-Agency—18.6%
ABN AMRO Mortgage Corp. 02-9, M 5.750%, 12/25/32	502	509
Access Point Financial, Inc. 15-A, A 144A 2.610%, 4/15/20(3)	1,149	1,150
Agate Bay Mortgage Trust 13-1, A1 144A 3.500%, 7/25/43(2)(3)	9,412	9,475
American Homes 4 Rent Trust 15-SFR1, A 144A 3.467%, 4/17/52(3)	11,771	11,933
Ameriquest Mortgage Securities, Inc. 03-10, AF6 5.210%, 11/25/33(2)	542	557

	PAR VALUE	VALUE
Non-Agency (continued)
AMSR Trust
16-SFR1, A 144A 2.343%, 11/17/33(2)(3)	$3,340	$3,371
16-SFR1, C 144A 3.193%, 11/17/33(2)(3)	3,495	3,519
16-SFR1, D 144A 3.343%, 11/17/33(2)(3)	425	428
Asset Backed Funding Certificates 05-AQ1, A6 4.780%, 6/25/35(2)	1,432	1,477
Aventura Mall Trust 13-AVM, A 144A 3.743%, 12/5/32(2)(3)	10,350	10,886
Banc of America Funding Trust
04-4, 3A1 4.750%, 10/25/19	1,277	1,248
04-B, 2A1 3.439%, 11/20/34(2)	669	659
04-D, 5A1 3.496%, 1/25/35(2)	3,777	3,548
05-1, 1A1 5.500%, 2/25/35	429	429
06-2, 3A1 6.000%, 3/25/36	1,878	1,924
16- R1, A1 144A 2.500%, 3/25/40(2)(3)	6,518	6,429
Banc of America Mortgage Trust
04-7, 6A3 4.500%, 8/25/19	384	383
04-11, 5A1 6.500%, 8/25/32	679	684
04-11, 2A1 5.750%, 1/25/35	3,429	3,487
05-3, 1A15 5.500%, 4/25/35	1,266	1,279
Bank of America (Countrywide) Asset-Backed Certificates 05-1, AF5A 5.102%, 7/25/35(2)	10,383	10,763

See Notes to Financial Statements

8

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
Bank of America (Merrill Lynch – Countrywide) Alternative Loan Trust 04-22CB, 1A1 6.000%, 10/25/34	$19,653	$20,222
Bank of America (Merrill Lynch – Countrywide) Asset-Backed Certificates Trust 04-10, AF6 4.485%, 12/25/34(2)	292	300
Bank of America (Merrill Lynch – Countrywide) Home Loan Mortgage Pass-Through-Trust
04-6, 1A2 3.051%, 5/25/34(2)	1,170	1,161
04-4, A6 5.500%, 5/25/34	709	714
Bank of America (Merrill Lynch) Mortgage Investors Trust, Inc. 98-C1, B 6.750%, 11/15/26(2)	4,175	4,197
Bank of America (Merrill Lynch) Commercial Mortgage Securities Trust 15-200P, A 144A 3.218%, 4/14/33(3)	12,120	12,186
Bank of America (Merrill Lynch) Investors Trust 04-A4, A1 2.855%, 8/25/34(2)	1,419	1,437
Barclays (Lehman Brothers) – UBS Commercial Mortgage Trust 07-C6, A4 5.858%, 7/15/40(2)	7,196	7,213
07-C7, A3 5.866%, 9/15/45(2)	9,760	9,907

	PAR VALUE	VALUE
Non-Agency (continued)
Bayview Commercial Asset Trust 08-1, A3 144A 2.482%, 1/25/38(2)(3)	$16,142	$15,850
Bayview Financial Acquisition Trust 07-A, 1A2 6.205%, 5/28/37(2)	5,191	5,353
06-A, 1A4 6.087%, 2/28/41(2)	12,521	12,668
Bayview Opportunity Master Fund Trust
04-B Trust, 16-SPL2, B1 144A 4.250%, 6/28/53(2)(3)	5,532	5,691
04-A Trust, 16-SPL1, B1 144A 4.250%, 4/28/55(3)	7,758	7,981
04-A Trust, 17-SPL1, B1 144A 4.250%, 10/28/64(2)(3)	7,957	8,198
BCRR Trust 09-1, 2A1 144A 5.858%, 7/17/40(2)(3)	770	769
Citigroup Commercial Mortgage Trust
16-SMPL, A 144A 2.228%, 9/10/31(3)	3,655	3,587
07-C6, A1A 5.779%, 12/10/49(2)	21,180	21,213
07-C6, A4 5.779%, 12/10/49(2)	227	227
08-C7, AM 6.127%, 12/10/49(2)	12,335	12,582
10-RR3, MLSR 144A 5.790%, 6/14/50(2)(3)	571	571
Citigroup Mortgage Loan Trust, Inc.
04-UST1, A3 2.953%, 8/25/34(2)	1,239	1,242
04-NCM2, 2CB2 6.750%, 8/25/34	10,003	10,715
14-A, A 144A 4.000%, 1/25/35(2)(3)	9,457	9,813
05-5, 2A3 5.000%, 8/25/35	362	357
15-PS1, A1 144A 3.750%, 9/25/42(2)(3)	8,447	8,636

See Notes to Financial Statements

9

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
15-A, A1 144A 3.500%, 6/25/58(2)(3)	$3,834	$3,873
Colony American Finance Ltd. 15-1, A 144A 2.896%, 10/15/47(3)	10,630	10,570
Colony Multi-Family Mortgage Trust 14-1, A 144A 2.543%, 4/20/50(3)	8,730	8,688
Colony Starwood Homes Trust 16-2A, C 144A 3.093%, 12/17/33(2)(3)	18,880	18,947
COLT Mortgage Loan Trust Funding LLC
16-1 A1, 144A 3.000%, 5/25/46(3)	4,131	4,162
16-2, A1 144A 2.750%, 9/25/46(2)(3)	11,473	11,556
16-3 A1, 144A 2.800%, 12/26/46(2)(3)	5,076	5,079
Commercial Mortgage Lease-Backed Certificates 01-CMLB, A3 144A 7.471%, 6/20/31(2)(3)	4,080	4,566
Commercial Mortgage Trust
10-C1, D 144A 6.141%, 7/10/46(2)(3)	6,669	7,094
14-277P, A 144A 3.611%, 8/10/49(2)(3)	8,705	9,020
07-GG11, AM 5.867%, 12/10/49(2)	19,989	20,226
Credit Suisse Commercial Mortgage Trust 14-LVR2, A2 144A 3.847%, 4/25/44(2)(3)	9,742	9,975
Credit Suisse Commercial Mortgage-Backed Trust 07-C5, A1AM 5.870%, 9/15/40(2)	20,139	19,129

	PAR VALUE	VALUE
Non-Agency (continued)
Credit Suisse First Boston Mortgage Securities Corp.
03-27, 5A3 5.250%, 11/25/33	$1,241	$1,257
03-AR30, 5A1 3.185%, 1/25/34(2)	5,886	5,963
04-8, 7A1 6.000%, 12/25/34	5,003	5,232
Credit Suisse Mortgage Capital Trust
16-BDWN, A 144A 3.812%, 2/15/29(2)(3)	2,975	2,997
13-HYB1, A16,144A 3.005%, 4/25/43(2)(3)	4,965	4,987
Credit Suisse Mortgage Loan Trust 15-1, B4 144A 3.893%, 5/25/45(2)(3)	3,097	2,859
Freddie Mac Structured Agency Credit Risk Debt Notes 16-DNA2, M2 3.182%, 10/25/28(2)	5,005	5,097
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.382%, 12/15/34(2)(3)	16,875	17,145
Galton Funding Mortgage Trust 17-1, A21 144A 3.500%, 7/25/56(3)	17,078	17,257
GMAC Mortgage Corp. Loan Trust
04-AR1, 12A 3.676%, 6/25/34(2)	5,056	5,099
05-AR1, 5A 3.584%, 3/18/35(2)	1,390	1,307
Goldman Sachs Mortgage Securities Trust
07-GG10, A1A 5.949%, 8/10/45(2)	2,154	2,160
07-GG10, A4 5.949%, 8/10/45(2)	6,943	6,936

See Notes to Financial Statements

10

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
GSAA Home Equity Trust
05-1, AF4 5.619%, 11/25/34(2)	$362	$371
05-12, AF3W 4.999%, 9/25/35(2)	3,886	3,930
GSR Mortgage Loan Trust 06-1F, 2A4 6.000%, 2/25/36	777	672
Hilton USA Trust 16-SFP, B 144A 3.323%, 11/5/35(3)	22,020	21,792
Home Equity Loan Trust
06-HI1, M1 6.010%, 2/25/36(2)	1,088	1,092
07-HSA3, AI4 6.110%, 6/25/37(2)	9,637	9,703
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28	2,206	2,213
Jefferies Resecuritization Trust
14-R1, 1A1 144A 4.000%, 12/27/37(3)	3,845	3,841
14-R1, 2A1 144A 4.000%, 12/27/37(3)	2,381	2,354
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust
04-10, 14A1 3.460%, 1/25/35(2)	1,283	1,251
04-10, 21A1 3.487%, 1/25/35(2)	7,946	8,006
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities Trust
07- PW17, A4 5.694%, 6/11/50(2)	17,117	17,238
07-PW18, AM, 6.084%, 6/11/50(2)	12,400	12,655

	PAR VALUE	VALUE
Non-Agency (continued)
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
04-CB1, 5A 5.000%, 6/25/19	$543	$548
03-AR6, A1 2.902%, 6/25/33(2)	751	748
03-AR4, 2A1 2.925%, 8/25/33(2)	239	235
04-CB1, 2A 5.000%, 6/25/34	2,187	2,221
JPMorgan Chase Commercial Mortgage Securities Trust
10-CNTR, A2 144A 4.311%, 8/5/32(3)	7,503	7,819
15-SGP, B 144A 3.662%, 7/15/36(2)(3)	13,925	14,012
11-C4, A3 144A 4.106%, 7/15/46(3)	1,808	1,849
06-LDP9, AM 5.372%, 5/15/47	15,303	15,290
14-C22, A4 3.801%, 9/15/47	16,998	17,620
07-LDPX, AM 5.464%, 1/15/49(2)	20,449	20,432
07-LD12, A4 5.882%, 2/15/51(2)	14,600	14,674
JPMorgan Chase Mortgage Trust
14-2, 2A2 144A 3.500%, 6/25/29(2)(3)	9,365	9,503
06-A2, 4A1 3.178%, 8/25/34(2)	1,395	1,399
04-A4, 2A1 3.197%, 9/25/34(2)	4,905	4,964
05-A1, 4A1 3.325%, 2/25/35(2)	656	662
05-A2, 4A1 3.094%, 4/25/35(2)	891	875
05-A4, 3A1 3.060%, 7/25/35(2)	3,515	3,479
06-A6, 3A3L 3.100%, 10/25/36(2)	1,321	1,131

See Notes to Financial Statements

11

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	$17,785	$18,316
16-1, M2 144A 3.750%, 4/25/45(2)(3)	15,397	15,381
15-4, 1A4 144A 3.500%, 6/25/45(2)(3)	10,136	10,223
16-2, M2 144A 3.750%, 12/25/45(2)(3)	15,707	15,689
16-1, A3 144A 3.500%, 5/25/46(3)	12,096	12,200
11-C4, A4, 144A 4.388%, 7/15/46(3)	5,175	5,532
16-5, A1 144A 2.602%, 12/25/46(2)(3)	46,449	46,295
JPMorgan Chase Trust
15-1, AM1 144A 2.630%, 12/25/44(2)(3)	16,366	16,363
15-5, A2 144A 2.874%, 5/25/45(2)(3)	15,764	15,760
Key Commercial Mortgage Securities Trust 07 -SL1, B 144A 5.642%, 12/15/40(2)(3)	1,611	1,608
MASTR Adjustable Rate Mortgages Trust 04-12, 3A1 3.249%, 11/25/34(2)	866	858
MASTR Alternative Loan Trust
04-7, 4A1 4.500%, 7/25/19	1,364	1,373
03-8, 2A1 5.750%, 11/25/33	4,512	4,652
04-4, 6A1 5.500%, 4/25/34	2,531	2,616
04-6, 7A1 6.000%, 7/25/34	4,540	4,494
04-7, 9A1 6.000%, 8/25/34	12,255	12,638
05-2, 2A1 6.000%, 1/25/35	3,054	3,151
05-2, 1A1 6.500%, 3/25/35	9,012	9,264

	PAR VALUE	VALUE
Non-Agency (continued)
MASTR Asset Securitization Trust 05-1, 1A1 5.000%, 5/25/20	$371	$374
Mill City Mortgage Trust
15-1, A3 144A 3.000%, 6/25/56(2)(3)	11,900	11,871
16-1, A1 144A 2.500%, 4/25/57(2)(3)	3,745	3,720
17-1, A1 144A 2.750%, 11/25/58(2)(3)	10,067	10,019
Morgan Stanley – Bank of America (Merrill Lynch) Trust 13-C13, AS 4.266%, 11/15/46	1,735	1,834
Morgan Stanley Capital Barclays Bank Trust 16-MART, A 144A 2.200%, 9/13/31(3)	14,805	14,533
Morgan Stanley Capital I Trust
08-T29, AM 6.301%, 1/11/43(2)	1,610	1,648
07-IQ14, AM 5.778%, 4/15/49(2)	17,289	17,264
07-IQ16, A4 5.809%, 12/12/49	13,543	13,624
Morgan Stanley Mortgage Loan Trust
04-2AR, 3A 2.893%, 2/25/34(2)	991	991
04-2AR, 4A 2.911%, 2/25/34(2)	930	937
Morgan Stanley Residential Mortgage Loan Trust 14-1A, A1 144A 2.971%, 6/25/44(2)(3)	5,746	5,798
Motel 6 Trust
15-MTL6, B 144A 3.298%, 2/5/30(3)	7,775	7,772
15-MTL6, D 144A 4.532%, 2/5/30(3)	1,500	1,510

See Notes to Financial Statements

12

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
National City Mortgage Capital Trust 08-1, 2A1 6.000%, 3/25/38	$1,369	$1,419
New Residential Mortgage Loan Trust
16-2A, A1 144A 3.750%, 11/26/35(2)(3)	17,326	17,506
14-1A, A 144A 3.750%, 1/25/54(2)(3)	13,543	13,840
14-2A, A3 144A 3.750%, 5/25/54(2)(3)	1,538	1,573
14-3A, AFX3 144A 3.750%, 11/25/54(2)(3)	12,725	12,838
15-2A, A1 144A 3.750%, 8/25/55(2)(3)	9,617	9,822
16-1A, A1 144A 3.750%, 3/25/56(2)(3)	8,301	8,375
16-3A, A1 144A 3.750%, 9/25/56(2)(3)	8,692	8,818
16-4A, A1 144A 3.750%, 11/25/56(2)(3)	6,367	6,500
NovaStar Mortgage Funding Trust Series 04-4, M5 2.707%, 3/25/35(2)	3,556	3,476
One Market Plaza Trust 17-1MKT, A 144A 3.614%, 2/10/32(3)	10,700	11,071
Residential Accredit Loans, Inc. 05-QS1, A5 5.500%, 1/25/35	541	540
Residential Asset Mortgage Products Trust
04-SL1, A8 6.500%, 11/25/31	2,009	2,036
05-SL2, A4 7.500%, 2/25/32	1,698	1,693
Residential Asset Mortgage Products, Inc.
04-SL2, A3 7.000%, 10/25/31	1,582	1,643

	PAR VALUE	VALUE
Non-Agency (continued)
04-SL4, A3 6.500%, 7/25/32	$784	$792
03-RS8, AI7 5.015%, 9/25/33(2)	207	209
Residential Asset Securitization Trust
03-A11, A9 5.750%, 11/25/33	2,285	2,324
04-A1, A5 5.500%, 4/25/34	10,653	10,717
Residential Funding Mortgage Securities I, Inc. 06-S12, 1A1 5.500%, 12/25/21	616	622
Seasoned Credit Risk Transfer Trust Series 16-1, M1 144A 3.000%, 9/25/55(2)(3)	6,500	6,149
Sequoia Mortgage Trust
13-1, 1A1 1.450%, 2/25/43(2)	1,968	1,918
13-8, B1 3.535%, 6/25/43(2)	6,582	6,607
14-2, A1 144A 4.000%, 7/25/44(2)(3)	6,324	6,419
14-3, A9 144A 3.750%, 10/25/44(2)(3)	13,871	14,052
Station Place Securitization Trust 17-1, B 144A 2.107%, 2/25/49(2)(3)	12,415	12,415
Structured Adjustable Rate Mortgage Loan Trust
04-4, 3A1 3.309%, 4/25/34(2)	588	579
04-4, 3A2 3.309%, 4/25/34(2)	2,600	2,583
04-4, 3A4 3.309%, 4/25/34(2)	2,006	1,980
04-5, 3A2 3.214%, 5/25/34(2)	1,107	1,118
04-14, 7A 3.226%, 10/25/34(2)	9,392	9,380
Structured Asset Securities Corp. 03-AL1, A 144A 3.357%, 4/25/31(3)	6,382	6,289

See Notes to Financial Statements

13

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
Structured Asset Securities Corp. Mortgage-Pass-Through Certificates
03-30, 2A1 5.060%, 10/25/33(2)	$2,443	$2,483
03-33H, 1A1 5.500%, 10/25/33	3,304	3,364
03-34A, 6A 3.506%, 11/25/33(2)	2,397	2,367
04-15, 3A3 5.500%, 9/25/34	1,598	1,606
Towd Point Mortgage Trust
15-1, A2 144A 3.250%, 10/25/53(2)(3)	10,356	10,094
15-3, A1B 144A 3.000%, 3/25/54(2)(3)	4,506	4,536
16-1, A1B, 144A 2.750%, 2/25/55(2)(3)	7,391	7,396
15-6, M1 144A 3.750%, 4/25/55(2)(3)	10,910	10,637
15-5, A1B 144A 2.750%, 5/25/55(2)(3)	6,508	6,512
15-5, A2 144A 3.500%, 5/25/55(2)(3)	3,901	3,931
16-2, A1 144A 3.000%, 8/25/55(2)(3)	7,594	7,618
16-3, A1 144A 2.250%, 4/25/56(2)(3)	6,194	6,133
16-4, A1 144A 2.250%, 7/25/56(2)(3)	9,616	9,500
15-2, 1M1 144A 3.250%, 11/25/60(2)(3)	7,523	7,465
Tricon American Homes Trust 16-SFR1, C 144A 3.487%, 11/17/33(3)	4,640	4,539
Vericrest Opportunity Loan Trust LI LLC 16-NP11, A1 144A 3.500%, 10/25/46(2)(3)	6,993	7,043
Vericrest Opportunity Loan Trust LLC 15-NPL3, A1 144A 3.375%, 10/25/58(2)(3)	7,793	7,762

	PAR VALUE	VALUE
Non-Agency (continued)
Vericrest Opportunity Loan Trust XLVIII LLC 16-NPL8, A1 144A 3.500%, 7/25/46(2)(3)	$1,136	$1,142
Vericrest Opportunity Loan Trust XXII LLC 15-NPL4, A1 144A 3.500%, 2/25/55(2)(3)	2,323	2,336
Vericrest Opportunity Loan Trust XXXIII LLC 15-NPL5, A1 144A 3.500%, 3/25/55(2)(3)	3,894	3,908
Vericrest Opportunity Loan Trust XXXV LLC 16-NPL9, A1 144A 3.500%, 9/25/46(2)(3)	7,369	7,368
Vericrest Opportunity Loan Trust XXXVII LLC 15-NP11, A1 144A 3.625%, 7/25/45(2)(3)	4,370	4,390
Verus Securitization Trust 17-1A, A1 144A 2.853%, 1/25/47(2)(3)	8,705	8,705
VSD 17-PLT1, A 3.600%, 12/25/43	8,145	8,124
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust
07-31, AM 5.591%, 4/15/47(2)	29,523	29,681
07-C32, A3 5.760%, 6/15/49(2)	1,956	1,954
07-C33, A5 6.053%, 2/15/51(2)	1,265	1,272
Wells Fargo Mortgage Backed Securities Trust
03-G, A1 2.895%, 6/25/33(2)	988	990
03-J, 5A1 2.957%, 10/25/33(2)	308	311

See Notes to Financial Statements

14

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
04-4, A9 5.500%, 5/25/34	$1,441	$1,469
04-U, A1 3.189%, 10/25/34(2)	898	894
04-Z, 2A1 3.001%, 12/25/34(2)	4,319	4,363
04-CC, A1 3.094%, 1/25/35(2)	2,047	2,062
05-12, 1A1 5.500%, 11/25/35	2,868	2,888
05-14, 2A1 5.500%, 12/25/35	2,037	2,087
07-16, 1A1 6.000%, 12/28/37	2,308	2,404
07-AR10, 2A1 6.156%, 1/25/38(2)	2,742	2,628

		1,336,261
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $1,616,846)		1,618,093
ASSET-BACKED SECURITIES—18.7%
American Credit Acceptance Receivables Trust
14-3, C 144A 3.430%, 6/10/20(3)	18,470	18,573
16-1A, B 144A 4.240%, 6/13/22(3)	7,500	7,619
17-1, C 144A 2.880%, 3/13/23(3)	9,000	9,015
AmeriCredit Automobile Receivables Trust
12-4, D 2.680%, 10/9/18	6,136	6,137
14-2, C 2.180%, 6/8/20	19,450	19,545
14-1, D 2.540%, 6/8/20	18,320	18,443
15-3, C 2.730%, 3/8/21	9,730	9,791
16-4, C 2.410%, 7/8/22	7,080	7,015
17-1, C 2.710%, 8/18/22	10,360	10,400

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Arbys Funding LLC 15-1A, A2 144A 4.969%, 10/30/45(3)	$5,925	$5,904
Ascentium Equipment Receivables LLC 15-A1, B 144A 2.260%, 6/10/21(3)	5,400	5,426
Associates Manufactured Housing Pass-Through Certificates 96-1, B1 8.000%, 3/15/27(2)	757	777
Avis Budget Rental Car Funding LLC
(AESOP) 12-3A, A 144A 2.100%, 3/20/19(3)	23,085	23,144
(AESOP) 13-2A, A 144A 2.970%, 2/20/20(3)	6,350	6,449
(AESOP) 16-1A, A 144A 2.990%, 6/20/22(3)	18,500	18,730
BankAmerica Manufactured Housing Contract Trust 98-1, B1 7.810%, 8/10/25(2)	432	435
BCC Funding VIII LLC
14-A, B 144A 3.123%, 8/20/20(3)	2,799	2,802
14-1A, C 144A 4.216%, 8/20/20(3)	5,519	5,533
BCC Funding XIII LLC 16-1, D 144A 4.780%, 8/20/22(3)	5,392	5,298
BXG Receivables Note Trust
10-A, A 144A 5.100%, 3/2/26(3)	704	704
12-A, A 144A 2.660%, 12/2/27(3)	2,642	2,614
13-A, A 144A 3.010%, 12/4/28(3)	5,525	5,555
15-A, A 144A 2.880%, 5/2/30(3)	2,282	2,290

See Notes to Financial Statements

15

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
California Republic Auto Receivables Trust
13-1, B 144A 2.240%, 1/15/19(3)	$11,600	$11,620
14-2, B 2.340%, 4/15/20	7,090	7,138
15-3, B 2.700%, 9/15/21	3,705	3,702
16-1, B 3.430%, 2/15/22	4,615	4,699
17-1, B 2.910%, 12/15/22	7,000	6,969
Capital Auto Receivables Asset Trust
15-2, C 2.670%, 8/20/20	7,250	7,283
16-3, C 2.350%, 9/20/21	8,935	8,829
CarFinance Capital Auto Trust
13-1A, B 144A 2.750%, 11/15/18(3)	422	423
13-A1, C 144A 3.450%, 3/15/19(3)	2,210	2,223
13-2A, B 144A 3.150%, 8/15/19(3)	2,275	2,280
14-1A, B 144A 2.720%, 4/15/20(3)	3,880	3,899
14-2A, B 144A 2.640%, 11/16/20(3)	3,455	3,464
14-2A, C 144A 3.240%, 11/16/20(3)	2,765	2,770
15-A1, B 144A 2.910%, 6/15/21(3)	6,000	6,027
CarMax Auto Owner Trust
14-2, B 1.880%, 11/15/19	1,000	1,002
15-2, C 2.390%, 3/15/21	2,275	2,282
17-1, B 2.540%, 9/15/22	5,025	5,025
Carnow Auto Receivables Trust 16-1A, D 144A 7.340%, 11/15/21(3)	4,460	4,470

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
CCG Receivables Trust 14-1, B 144A 2.150%, 11/15/21(3)	$5,080	$5,082
Centre Point Funding LLC 12-2A,1 144A 2.610%, 8/20/21(3)	9,750	9,600
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	20,519	20,350
Citi Held For Asset Issuance 15-PM3, B 144A 4.310%, 5/16/22(3)	23,110	23,350
Conn’s Receivables Funding LLC 16-B, A 144A 3.730%, 10/15/18(3)	4,228	4,240
Consumer Installment Loan Trust 16-LD1, A 144A 3.960%, 7/15/22(3)	3,166	3,194
CPS Auto Receivables Trust
16-C, B 144A 2.480%, 9/15/20(3)	3,000	2,999
16-B, 144A 3.180%, 9/15/20(3)	4,500	4,545
16-A, C 144A 3.800%, 12/15/21(3)	6,500	6,613
DB Master Finance LLC
15-1A, A2I 144A 3.262%, 2/20/45(3)	7,840	7,881
15-A1, A2II 144A 3.980%, 2/20/45(3)	14,482	14,719
Diamond Resorts Owner Trust 14-1, A 144A 2.540%, 5/20/27(3)	6,790	6,790
DRB Prime Student Loan Trust 15-D, A3 144A 2.500%, 1/25/36(3)	4,330	4,337
Drive Auto Receivables Trust
15-DA, B 144A 2.590%, 12/16/19(3)	2,135	2,139

See Notes to Financial Statements

16

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
16-AA, B 144A 3.170%, 5/15/20(3)	$7,310	$7,354
15-AA, C 144A 3.060%, 5/17/21(3)	23,685	23,841
17-BA, C 144A 2.610%, 8/16/21(3)	8,750	8,749
16-CA, C 144A 3.020%, 11/15/21(3)	6,280	6,356
17-AA, C 144A 2.980%, 1/18/22(3)	15,410	15,511
15-AA, D 144A 4.120%, 7/15/22(3)	13,120	13,337
Drug Royalty II LP 2 14-1, A2 144A 3.484%, 7/15/23(3)	13,544	13,430
Drug Royalty III LP 1 16-1A, A 144A 3.979%, 4/15/27(3)	3,824	3,825
DT Auto Owner Trust
14-2A, C 144A 2.460%, 1/15/20(3)	744	744
16-1A, B 144A 2.790%, 5/15/20(3)	5,200	5,220
14-3A, C 144A 3.040%, 9/15/20(3)	6,986	7,022
15-1A, C 144A 2.870%, 11/16/20(3)	5,155	5,184
15-3A, C 144A 3.250%, 7/15/21(3)	2,285	2,309
16-2A, C 144A 3.670%, 1/18/22(3)	8,555	8,674
16-3A C,144A 3.150%, 3/15/22(3)	8,485	8,551
16-4A, C 144A 2.740%, 10/17/22(3)	21,875	21,937
17-1, D 144A 3.550%, 11/15/22(3)	10,000	10,027
Exeter Automobile Receivables Trust
14-1A, B 144A 2.420%, 1/15/19(3)	233	233
13-1A, C 144A 3.520%, 2/15/19(3)	9,729	9,772
14-1A, C 144A 3.570%, 7/15/19(3)	15,830	15,915
14-2A, C 144A 3.260%, 12/16/19(3)	13,715	13,833

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
15-A1, C 144A 4.100%, 12/15/20(3)	$19,850	$20,342
15-2A, C 144A 3.900%, 3/15/21(3)	24,230	24,630
14-3A, D 144A 5.690%, 4/15/21(3)	22,980	23,802
16-3A, B 144A 2.840%, 8/16/21(3)	8,475	8,465
17-1A, B 144A 3.000%, 12/15/21(3)	13,250	13,296
15-3A, D 144A 6.550%, 10/17/22(3)	3,375	3,430
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	19,926	19,945
First Investors Auto Owner Trust 15-1A, C 144A 2.710%, 6/15/21(3)	5,000	5,015
Flagship Credit Auto Trust
16-1, A 144A 2.770%, 12/15/20(3)	3,732	3,760
14-2, D 144A 5.210%, 2/15/21(3)	9,560	9,806
15-1, D 144A 5.260%, 7/15/21(3)	3,565	3,663
15-2, C 144A 4.080%, 12/15/21(3)	6,495	6,579
16-2, B 144A 3.840%, 9/15/22(3)	4,175	4,289
16-3, D 144A 3.890%, 11/15/22(3)	4,990	4,997
17-1 C 144A 3.220%, 5/15/23(3)	7,500	7,529
Foundation Finance Trust 16-1A, A 144A 3.960%, 6/15/35(3)	2,843	2,839
Foursight Capital Automobile Receivables Trust 16-1, A2, 144A 2.870%, 10/15/21(3)	6,851	6,871
GLS Auto Receivables Trust 16-1A, B 144A 4.390%, 1/15/21(3)	10,500	10,525

See Notes to Financial Statements

17

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Gold Key Resorts LLC 14-A, A 144A 3.220%, 3/17/31(3)	$6,550	$6,567
GreatAmerica Leasing Receivables Funding LLC 17-1, A4 144A 2.360%, 1/20/23(3)	18,010	17,953
Hertz Vehicle Financing LLC
15-2A, A 144A 2.020%, 9/25/19(3)	4,845	4,822
16 -1A, A144A 2.320%, 3/25/20(3)	8,800	8,765
Hilton Grand Vacations Trust
13-A, A 144A 2.280%, 1/25/26(3)	5,850	5,831
14-AA, A 144A 1.770%, 11/25/26(3)	8,152	8,052
17-AA, A 144A 2.660%, 12/27/28(3)	7,440	7,434
Hyundai Auto Receivables Trust
14-B, D 2.510%, 12/15/20	9,675	9,689
15-A, D 2.730%, 6/15/21	8,950	8,990
Leaf Receivables Funding 10 LLC
15-1, D 144A 3.740%, 5/17/21(3)	800	788
15-1, E1 144A 5.210%, 7/15/21(3)	4,500	4,466
15-1, E2 144A 6.000%, 6/15/23(3)	2,455	2,408
Leaf Receivables Funding 11 LLC
16-1, E1 144A 5.500%, 4/15/23(3)	5,000	4,884
16-1, E2 144A 6.000%, 6/15/24(3)	4,170	3,856
Leaf Receivables Funding 9 LLC
13-1,E2 C 144A 3.460%, 9/15/21(3)	6,473	6,470
13-1, D 144A 5.110%, 9/15/21(3)	1,186	1,200

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Mariner Finance Issuance Trust 17-AA, A 144A 3.620%, 2/20/29(3)	$7,335	$7,372
Marriott Vacation Club Owner Trust
12-1A, A 144A 2.510%, 5/20/30(3)	10,537	10,551
10-1A, A 144A 3.540%, 10/20/32(3)	306	308
10-1A, B 144A 4.520%, 10/20/32(3)	596	603
Murray Hill Marketplace Trust 16-LC1, A 144A 4.190%, 11/25/22(3)	2,445	2,464
MVW Owner Trust
15-1A, B 144A 2.960%, 12/20/32(3)	1,344	1,340
16-1A, A 144A 2.250%, 12/20/33(3)	6,167	6,076
NCF Dealer Floorplan Master Trust 16-1A, A 144A 4.029%, 3/21/22(2)(3)	9,000	8,942
OneMain Direct Auto Receivables Trust 16-1A, B 144A 2.760%, 5/15/21(3)	5,000	5,011
OneMain Financial Issuance Trust
14-1A, A 144A 2.430%, 6/18/24(3)	4,173	4,174
15-2A, A 144A 2.570%, 7/18/25(3)	19,675	19,715
15-1A, A 144A 3.190%, 3/18/26(3)	26,301	26,580
Orange Lake Timeshare Trust
12-AA, A 144A 3.450%, 3/10/27(3)	2,721	2,744
15-AA, A 144A 2.880%, 9/8/27(3)	5,679	5,675
14-AA, A 144A 2.290%, 7/9/29(3)	2,507	2,480
Prestige Auto Receivables Trust 14-1A, C 144A 2.390%, 5/15/20(3)	7,000	6,998

See Notes to Financial Statements

18

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust
13-3, C 1.810%, 4/15/19	$2,423	$2,425
14-3, C 2.130%, 8/17/20	13,781	13,816
16-2, B 2.080%, 2/16/21	8,250	8,258
17-1, C 2.580%, 5/16/22	9,435	9,433
Security National Automotive Acceptance Company Receivables Trust 14-1A, C 144A 2.210%, 1/15/20(3)	227	227
Sierra Receivables Funding Co., LLC 17-1A, A 144A 2.910%, 3/20/34(3)	10,000	10,060
Sierra Timeshare Receivables Funding LLC
12-3A, A 144A 1.870%, 8/20/29(3)	5,324	5,319
13-1A, A 144A 1.590%, 11/20/29(3)	1,928	1,923
14-1A, A 144A 2.070%, 3/20/30(3)	1,824	1,823
14-2A, A 144A 2.050%, 6/20/31(3)	2,598	2,594
16-1A, A 144A 3.080%, 3/21/33(3)	6,074	6,139
16-2A, A 144A 2.330%, 7/20/33(3)	5,954	5,953
Silverleaf Finance LLC
XVII 13-A, A 144A 2.680%, 3/16/26(3)	2,059	2,055
XVIII 14-A, A 144A 2.810%, 1/15/27(3)	1,480	1,477
Silverleaf Finance XV LLC 12-D, A 144A 3.000%, 3/17/25(3)	2,020	2,021
Skopos Auto Receivables Trust 15-2A, A 144A 3.550%, 2/15/20(3)	1,870	1,872

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
SLM Private Education Loan Trust
13-B, A2A 144A 1.850%, 6/17/30(3)	$4,500	$4,480
13-C, A2A 144A 2.940%, 10/15/31(3)	4,781	4,836
SoFi Consumer Loan Program LLC
16-3, A 144A 3.050%, 12/26/25(3)	16,981	16,989
17-1, A 144A 3.280%, 1/26/26(3)	13,113	13,175
SoFi Professional Loan Program LLC
14-B, A2 144A 2.550%, 8/27/29(3)	824	826
15-A, A2 144A 2.420%, 3/25/30(3)	3,376	3,373
16-A, A2 144A 2.760%, 12/26/36(3)	1,838	1,852
17-A, A2B 144A 2.400%, 3/26/40(3)	10,000	9,837
17-B, A1FX 144A 1.830%, 5/25/40(3)	10,440	10,439
Springleaf Funding Trust 16-AA, A 144A 2.900%, 11/15/29(3)	9,485	9,538
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 01-SB1, A2 3.375%, 8/25/31	1,326	1,311
SVO VOI Mortgage Corp. 12-AA, A 144A 2.000%, 9/20/29(3)	6,871	6,801
Taco Bell Funding LLC 16-1A, A21 144A 3.832%, 5/25/46(3)	14,323	14,519
TCF Auto Receivables Owner Trust
14-1A, B 144A 2.330%, 5/15/20(3)	1,733	1,728
14-1A, C 144A 3.120%, 4/15/21(3)	2,035	2,035
16-PT1A, C 144A 3.210%, 1/17/23(3)	10,900	10,840

See Notes to Financial Statements

19

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
TGIF Funding LLC 17-1A, A2 144A 6.202%, 4/30/47(3)	$17,655	$17,331
Tidewater Auto Receivables Trust
14-AA, C 144A 2.560%, 8/15/19(3)	2,890	2,898
16-AA, B 144A 3.130%, 3/15/20(3)	7,393	7,429
Trip Rail Master Funding LLC
11-1A, A1A 144A 4.370%, 7/15/41(3)	10,797	10,868
14-1A, A1 144A 2.863%, 4/15/44(3)	9,296	9,101
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	29,209	29,361
United Auto Credit Securitization Trust
16-1, B 144A 2.730%, 5/15/18(3)	1,716	1,717
16-2, C 144A 2.480%, 3/10/20(3)	9,425	9,418
Volvo Financial Equipment LLC 14-1A, C 144A 1.940%, 11/15/21(3)	6,000	6,009
Volvo Financial Equipment LLC Series 17-1A, B 144A 2.400%, 1/18/22(3)	3,600	3,591
VSE VOI Mortgage LLC 16-A, A 144A 2.540%, 7/20/33(3)	6,786	6,758
Welk Resorts LLC
13-AA, A 144A 3.100%, 3/15/29(3)	2,899	2,916
15-AA, A 144A 2.790%, 6/16/31(3)	5,127	5,103
Wendy’s Funding LLC
15-1A, A2II 144A 3.371%, 6/15/45(3)	11,046	11,097
15-1A, A2II 144A 4.080%, 6/15/45(3)	9,449	9,512

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Westgate Resorts LLC 16-1A, A 144A 3.500%, 12/20/28(3)	$8,163	$8,203
Westlake Automobile Receivables Trust
15-1A, C 144A 2.290%, 11/16/20(3)	8,500	8,517
16-2A C, 144A 2.830%, 5/17/21(3)	3,190	3,210
15-3A, D,144A 4.400%, 5/17/21(3)	10,000	10,169
17-1A, B 144A 2.300%, 10/17/22(3)	10,000	10,011
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $1,343,669)		1,348,151
CORPORATE BONDS AND NOTES—35.7%
Consumer Discretionary—2.7%
Alibaba Group Holding Ltd. 2.500%, 11/28/19	6,600	6,631
Altice SA 144A 7.750%, 5/15/22(3)	10,060	10,701
American Greetings Corp. 144A 7.875%, 2/15/25(3)	3,540	3,726
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(10)	3,565	4,158
Charter Communications Operating LLC 4.464%, 7/23/22	6,735	7,093
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	17,015	17,228
Delphi Automotive plc 3.150%, 11/19/20	15,000	15,301
Diamond Resorts International, Inc. 144A 7.750%, 9/1/23(3)	590	619
Horton (D.R.), Inc. 4.750%, 2/15/23	10,550	11,226

See Notes to Financial Statements

20

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Consumer Discretionary (continued)
Hyundai Capital America 144A 2.125%, 10/2/17(3)	$2,940	$2,945
International Game Technology plc
144A 5.625%, 2/15/20(3)	3,245	3,407
144A 6.250%, 2/15/22(3)	5,190	5,566
M/I Homes, Inc. 6.750%, 1/15/21	4,675	4,918
Marriott International, Inc. Series N, 3.125%, 10/15/21	13,545	13,786
MGM Growth Properties Operating Partnership LP 5.625%, 5/1/24	1,740	1,844
NCL Corp., Ltd. 144A 4.750%, 12/15/21(3)	13,240	13,472
Newell Brands, Inc. 3.150%, 4/1/21	1,925	1,969
QVC, Inc. 3.125%, 4/1/19	12,765	12,961
Scientific Games International, Inc. 144A 7.000%, 1/1/22(3)	8,970	9,609
SFR (Numericable) Group S.A.
144A 6.000%, 5/15/22(3)	4,580	4,763
144A 7.375%, 5/1/26(3)	7,075	7,314
Toll Brothers Finance Corp.
4.000%, 12/31/18	5,080	5,220
6.750%, 11/1/19	9,716	10,663
5.625%, 1/15/24	915	969
TRI Pointe Group, Inc.
4.875%, 7/1/21	3,740	3,862
5.875%, 6/15/24	10,130	10,484
Wyndham Worldwide Corp.
2.500%, 3/1/18	2,960	2,974

	PAR VALUE	VALUE
Consumer Discretionary (continued)
4.150%, 4/1/24	$915	$923

		194,332

Consumer Staples—0.6%
ESAL GmbH 144A 6.250%, 2/5/23(3)	8,600	8,643
MARB BondCo plc 144A 7.000%, 3/15/24(3)	9,135	9,089
Smithfield Foods, Inc.
144A 2.700%, 1/31/20(3)	6,867	6,862
144A 3.350%, 2/1/22(3)	3,678	3,673
Whole Foods Market, Inc. 5.200%, 12/3/25	14,325	15,209

		43,476

Energy—6.5%
Afren plc 144A 11.500%, 2/1/20(3)(9)(15)	4,674	24
Alberta Energy Co., Ltd. 8.125%, 9/15/30	8,110	10,313
Anadarko Finance Co. Series B 7.500%, 5/1/31	3,000	3,802
Anadarko Petroleum Corp.
4.850%, 3/15/21	3,845	4,113
5.550%, 3/15/26	5,455	6,053
Antero Resources Corp. 5.625%, 6/1/23	6,835	7,023
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	4,595	4,675
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	4,150	4,181
Cheniere Corpus Christi Holdings LLC 144A 7.000%, 6/30/24(3)	7,155	7,915
Cimarex Energy Co. 4.375%, 6/1/24	11,490	11,935

See Notes to Financial Statements

21

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Energy (continued)
CNOOC Finance Property Ltd. 2.625%, 5/5/20	$5,800	$5,776
Concho Resources, Inc. 5.500%, 4/1/23	9,345	9,690
Continental Resources, Inc.
5.000%, 9/15/22	5,035	5,104
4.500%, 4/15/23	3,035	2,974
Diamondback Energy, Inc. 144A 4.750%, 11/1/24(3)	2,070	2,093
Ecopetrol S.A. 5.875%, 9/18/23	20,920	22,672
Enbridge Energy Partners LP 4.375%, 10/15/20	3,930	4,142
Encana Corp. 3.900%, 11/15/21	7,960	8,131
Energy Transfer Partners LP 5.200%, 2/1/22	4,855	5,202
EP Energy LLC
9.375%, 5/1/20	11,345	10,749
144A 8.000%, 11/29/24(3)	4,180	4,410
144A 8.000%, 2/15/25(3)	1,925	1,800
FTS International, Inc. 6.250%, 5/1/22	2,245	1,976
KazMunayGas National Co. 144A 6.375%, 4/9/21(3)	4,800	5,284
Kinder Morgan, Inc. 144A 5.625%, 11/15/23(3)	20,300	22,276
Lukoil OAO International Finance BV 144A 3.416%, 4/24/18(3)	6,000	6,053
Midcontinent Express Pipeline LLC 144A 6.700%, 9/15/19(3)	3,500	3,719

	PAR VALUE	VALUE
Energy (continued)
Newfield Exploration Co. 5.625%, 7/1/24	$7,925	$8,391
NGL Energy Partners LP 5.125%, 7/15/19	18,475	18,614
Noble Holding International Ltd. 7.750%, 1/15/24	8,325	8,034
Pertamina Persero PT 144A 4.875%, 5/3/22(3)	10,220	10,853
Petrobras Global Finance BV
8.375%, 5/23/21	35,515	40,265
6.125%, 1/17/22	486	511
8.750%, 5/23/26	405	470
Petroleos de Venezuela S.A.
RegS 8.500%, 11/2/17(4)	6,664	5,565
144A 8.500%, 10/27/20(3)	13,303	9,977
144A 6.000%, 5/16/24(3)	12,980	4,783
Petroleos Mexicanos
5.500%, 1/21/21	10,070	10,674
4.875%, 1/24/22	16,470	16,943
6.875%, 8/4/26	13,475	14,957
PHI, Inc. 5.250%, 3/15/19	6,275	5,961
Pride International, Inc. 8.500%, 6/15/19	4,065	4,472
QEP Resources, Inc.
6.875%, 3/1/21	5,220	5,572
5.250%, 5/1/23	13,087	12,896
Range Resources Corp.
144A 5.000%, 8/15/22(3)	3,730	3,711
144A 5.000%, 3/15/23(3)	8,025	7,935
Regency Energy Partners LP 5.000%, 10/1/22	17,910	19,043
Sabine Oil & Gas Corp. 7.250%, 6/15/19(9)(15)(17)	9,035	23

See Notes to Financial Statements

22

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE		VALUE
CORPORATE BONDS AND NOTES (continued)
Energy (continued)
Sabine Pass Liquefaction LLC
5.625%, 2/1/21	$8,000		$8,619
6.250%, 3/15/22	8,415		9,329
Sinopec Capital Ltd. 144A 1.875%, 4/24/18(3)	11,750		11,722
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(3)	6,435		7,071
Sunoco LP 6.375%, 4/1/23	16,520		16,850
Transocean, Inc.
144A 9.000%, 7/15/23(3)	3,680		3,947
6.800%, 3/15/38	7,800		6,455
Weatherford International Ltd. 144A 9.875%, 2/15/24(3)	4,795		5,574
YPF S.A. 144A 8.500%, 3/23/21(3)	7,000		7,690

			468,992

Financials—13.1%
AerCap Ireland Capital Ltd. 3.950%, 2/1/22	3,670		3,769
Air Lease Corp. 2.625%, 9/4/18	5,495		5,541
Akbank TAS 144A 7.500%, 2/5/18(3)	33,705	TRY	8,937
Ally Financial, Inc.
4.250%, 4/15/21	10,530		10,767
5.750%, 11/20/25	7,090		7,285
Altice US Finance I Corp. 144A 5.375%, 7/15/23(3)	8,250		8,580
Ares Capital Corp.
4.875%, 11/30/18	1,545		1,603
3.875%, 1/15/20	4,286		4,371
3.625%, 1/19/22	4,475		4,436
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	14,195		14,562

	PAR VALUE		VALUE
Financials (continued)
Aviation Capital Group Corp. 144A 2.875%, 9/17/18(3)	$4,415		$4,459
Banco de Credito del Peru 144A 4.250%, 4/1/23(3)	15,500		16,042
Bank of America Corp.
2.000%, 1/11/18	14,905		14,943
5.490%, 3/15/19	2,868		3,035
2.221%, 10/21/22(2)	10,735		10,905
4.200%, 8/26/24	10,473		10,664
Bank of Baroda 144A 4.875%, 7/23/19(3)	11,775		12,319
Bank of India 144A 3.625%, 9/21/18(3)	10,200		10,322
Barclays Bank plc 144A 6.050%, 12/4/17(3)	13,130		13,473
Barclays plc 3.200%, 8/10/21	10,345		10,351
BBVA Banco Continental S.A. RegS 5.000%, 8/26/22(4)	16,280		17,420
Blackstone Holdings Finance Co., LLC 144A 6.625%, 8/15/19(3)	7,105		7,824
Bonos del Banco Central de Chile En Pesos 4.500%, 6/1/20	4,570,000	CLP	7,246
Brookfield Finance LLC 4.000%, 4/1/24	15,475		15,563
Capital One N.A. 2.400%, 9/5/19	5,000		5,015
Citigroup, Inc.
2.485%, 9/1/23(2)	10,755		11,059
4.600%, 3/9/26	6,860		7,044
Corp Financiera de Desarrollo SA 144A 4.750%, 7/15/25(3)	7,000		7,406
Corpbanca SA 144A 3.875%, 9/22/19(3)	4,000		4,125
Discover Bank 8.700%, 11/18/19	1,750		1,988

See Notes to Financial Statements

23

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Financials (continued)
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	$14,685	$14,446
Fidelity National Financial, Inc. 6.600%, 5/15/17	6,475	6,509
Fifth Third Bancorp 4.500%, 6/1/18	6,745	6,932
First Tennessee Bank N.A. 2.950%, 12/1/19	4,500	4,552
Ford Motor Credit Co., LLC 5.000%, 5/15/18	10,000	10,331
FS Investment Corp. 4.250%, 1/15/20	7,725	7,783
General Motors Financial Co., Inc.
3.500%, 7/10/19	9,715	9,980
4.200%, 3/1/21	7,300	7,619
Genworth Holdings, Inc. 7.625%, 9/24/21	6,910	6,564
Goldman Sachs Group, Inc. (The)
2.350%, 11/15/21	4,425	4,337
4.250%, 10/21/25	24,315	24,782
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	23,050	23,770
HBOS plc 144A 6.750%, 5/21/18(3)	685	717
HSBC USA, Inc. 2.625%, 9/24/18	19,485	19,683
Huntington Bancshares, Inc. 7.000%, 12/15/20	17,065	19,545
Hutchison Whampoa International Ltd. Series 12 144A 6.000%(2)(3)(6)	16,710	16,763
ICAHN Enterprises LP
5.875%, 2/1/22	12,875	13,132
144A 6.250%, 2/1/22(3)	3,610	3,673

	PAR VALUE		VALUE
Financials (continued)
ICICI Bank Ltd.
RegS 4.700%, 2/21/18(4)	$13,000		$13,291
144A 4.000%, 3/18/26(3)	6,505		6,475
Industrial & Commercial Bank of China Ltd. 3.231%, 11/13/19	6,275		6,399
International Lease Finance Corp. 3.875%, 4/15/18	7,635		7,784
iStar Financial, Inc. 4.875%, 7/1/18	6,945		7,014
iStar, Inc.
5.000%, 7/1/19	6,210		6,288
6.000%, 4/1/22	3,655		3,719
Jefferies Group LLC
5.125%, 4/13/18	6,541		6,746
5.125%, 1/20/23	3,725		4,002
JPMorgan Chase & Co.
6.125%, 6/27/17	8,850		8,943
2.295%, 8/15/21	4,495		4,448
JPMorgan Chase Bank N.A. 1.650%, 9/23/19	8,805		8,758
Lazard Group LLC 4.250%, 11/14/20	7,765		8,166
Lincoln National Corp.
8.750%, 7/1/19	4,613		5,262
6.050%, 4/20/67(2)(7)	2,885		2,445
Macquarie Group Ltd.
144A 3.000%, 12/3/18(3)	4,870		4,941
144A 6.000%, 1/14/20(3)	10,950		11,912
Mitsubishi UFJ Financial Group, Inc. 2.950%, 3/1/21	2,500		2,522
Morgan Stanley
144A 10.090%, 5/3/17(3)	22,595	BRL	7,203
2.443%, 10/24/23(2)	21,606		22,064
4.350%, 9/8/26	9,545		9,714
MUFG Union Bank N.A. 2.625%, 9/26/18	2,700		2,728

See Notes to Financial Statements

24

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Financials (continued)
Navient Corp.
6.500%, 6/15/22	$7,229	$7,301
7.250%, 9/25/23	3,620	3,656
New York Life Global Funding 144A 1.950%, 2/11/20(3)	2,855	2,844
Phosagro OAO 144A 4.204%, 2/13/18(3)(5)	7,800	7,918
Prudential Financial, Inc. 8.875%, 6/15/38(2)	11,200	12,040
QBE Insurance Group Ltd. 144A 2.400%, 5/1/18(3)	7,750	7,765
Regions Bank 7.500%, 5/15/18	2,369	2,508
Russian Agricultural Bank OJSC (RSHB Capital SA)
144A 5.298%, 12/27/17(3)	13,655	13,937
144A 5.100%, 7/25/18(3)(5)	8,750	9,029
S&P Global, Inc. 3.300%, 8/14/20	15,097	15,421
Santander Holdings USA, Inc.
2.700%, 5/24/19	10,650	10,700
2.650%, 4/17/20	7,540	7,504
144A 3.700%, 3/28/22(3)	7,190	7,200
SBA Tower Trust
144A 2.933%, 12/11/17(3)	13,275	13,282
144A 3.156%, 10/15/20(3)	6,050	6,081
Sberbank of Russia 5.717%, 6/16/21(5)	7,000	7,539
Springleaf Finance Corp. 5.250%, 12/15/19	9,585	9,693
State Bank of India 144A 3.250%, 4/18/18(3)	10,470	10,593
State Street Corp. 4.956%, 3/15/18	24,025	24,704

	PAR VALUE	VALUE
Financials (continued)
SunTrust Bank, Inc.
6.000%, 9/11/17	$4,925	$5,022
5.450%, 12/1/17	3,750	3,842
Tervita Escrow Corp. 144A 7.625%, 12/1/21(3)	1,200	1,245
TIAA Asset Management Finance Co., LLC 144A 2.950%, 11/1/19(3)	2,850	2,897
Toronto-Dominion Bank (The) 2.125%, 4/7/21	11,005	10,906
Trinity Acquisition plc
3.500%, 9/15/21	1,485	1,510
4.400%, 3/15/26	9,145	9,373
Turkiye Garanti Bankasi AS 144A 4.750%, 10/17/19(3)	8,500	8,651
Turkiye Is Bankasi 144A 3.750%, 10/10/18(3)	12,630	12,635
Turkiye Vakiflar Bankasi TAO 144A 3.750%, 4/15/18(3)	4,000	3,998
UBS Group Funding Jersey Ltd. 144A 2.650%, 2/1/22(3)	8,475	8,307
Vnesheconombank
144A 6.902%, 7/9/20(3)	16,000	17,555
144A 6.025%, 7/5/22(3)	6,620	7,116
Wells Fargo & Co.
3.069%, 1/24/23	6,915	6,945
2.269%, 10/31/23(2)	10,770	10,968
Wells Fargo Bank N.A. 2.150%, 12/6/19	17,645	17,709
XLIT Ltd. Series E, 2.300%, 12/15/18	9,730	9,791

		941,181

Health Care—2.1%
Abbott Laboratories
2.350%, 11/22/19	6,325	6,350
2.900%, 11/30/21	8,815	8,853

See Notes to Financial Statements

25

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Health Care (continued)
AbbVie, Inc.
2.500%, 5/14/20	$11,705	$11,783
3.200%, 11/6/22	1,940	1,962
Actavis Capital S.a.r.l.
3.000%, 3/12/20	2,825	2,871
3.450%, 3/15/22	3,815	3,887
Alere, Inc. 6.500%, 6/15/20	6,175	6,252
Community Health Systems, Inc.
5.125%, 8/1/21	4,790	4,754
6.250%, 3/31/23	1,520	1,556
Concordia International Corp. 144A 7.000%, 4/15/23(3)	1,510	298
Endo Finance LLC 144A 6.000%, 7/15/23(3)	720	634
Express Scripts Holding Co. 3.300%, 2/25/21	2,330	2,370
Forest Laboratories LLC 144A 4.375%, 2/1/19(3)	13,430	13,896
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(3)	2,590	2,692
HCA, Inc. 6.500%, 2/15/20	13,125	14,364
Mylan N.V.
3.000%, 12/15/18	5,360	5,422
3.150%, 6/15/21	4,065	4,082
Owens & Minor, Inc. 3.875%, 9/15/21	2,485	2,532
Shire Acquisitions Investments 2.400%, 9/23/21	9,275	9,083
Tenet Healthcare Corp.
4.750%, 6/1/20	4,650	4,774
4.631%, 6/15/20(2)	4,045	4,091
6.000%, 10/1/20	9,560	10,134
144A 7.500%, 1/1/22(3)	490	530
8.125%, 4/1/22	3,015	3,158

	PAR VALUE	VALUE
Health Care (continued)
Teva Pharmaceutical Finance Netherlands III BV
2.200%, 7/21/21	$2,670	$2,569
2.800%, 7/21/23	2,640	2,505
Valeant Pharmaceuticals International, Inc. 144A 6.500%, 3/15/22(3)	2,190	2,259
Zimmer Biomet Holdings, Inc. 3.150%, 4/1/22	17,905	17,969

		151,630

Industrials—2.8%
America West Airlines Pass-Through-Trust 01-1, G 7.100%, 4/2/21	36,627	39,878
BAE Systems Holdings, Inc. 144A 2.850%, 12/15/20(3)	4,655	4,704
Bombardier, Inc. 144A 4.750%, 4/15/19(3)	15,692	15,986
British Airways Pass-Through-Trust 13-1, B 144A 5.625%, 6/20/20(3)	8,367	8,702
Cemex Finance LLC 144A 6.000%, 4/1/24(3)	7,110	7,494
Continental Airlines Pass-Through-Trust
99-2, C2 AMBC 6.236%, 3/15/20	6,306	6,526
00-1, A1 8.048%, 11/1/20	4,270	4,676
01-1, A1 6.703%, 6/15/21	3,306	3,488
Delta Air Lines, Inc. 2.875%, 3/13/20	1,626	1,639
Doric Nimrod Air Alpha Pass-Through-Trust 13-1, A 144A 5.250%, 5/30/23(3)	18,184	18,939

See Notes to Financial Statements

26

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Industrials (continued)
Embraer Overseas Ltd. 144A 5.696%, 9/16/23(3)	$3,460	$3,720
Hawaiian Airlines Pass-Through Certificates 13-1, B 4.950%, 1/15/22	6,732	6,724
JBS Investments GmbH 144A 7.250%, 4/3/24(3)	1,535	1,596
Masco Corp. 5.950%, 3/15/22	18,385	20,647
Park Aerospace Holdings Ltd. 144A 5.250%, 8/15/22(3)	1,560	1,628
Penske Truck Leasing Co., LP
RegS 2.500%, 6/15/19(4)	3,470	3,479
144A 3.375%, 2/1/22(3)	8,365	8,487
SCF Capital Ltd. 144A 5.375%, 6/16/23(3)	8,460	8,757
Standard Industries, Inc. 144A 5.500%, 2/15/23(3)	6,590	6,738
Toledo Edison Co. (The) 7.250%, 5/1/20	224	244
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	23,011	24,881
United Airlines Pass-Through Trust 14-1, B 4.750%, 4/11/22	4,558	4,649

		203,582

Information Technology—1.0%
Broadcom Corp.
144A 2.375%, 1/15/20(3)	10,660	10,658
144A 3.000%, 1/15/22(3)	7,550	7,527

	PAR VALUE	VALUE
Information Technology (continued)
Diamond 1 Finance Corp. 144A 5.450%, 6/15/23(3)	$16,410	$17,703
Dun & Bradstreet Corp. (The)
3.500%, 12/1/17	12,110	12,199
4.250%, 6/15/20	4,660	4,843
Everett Spinco, Inc. 144A 2.875%, 3/27/20(3)	2,523	2,544
Hewlett Packard Enterprise Co.
2.850%, 10/5/18	9,690	9,805
3.600%, 10/15/20	1,845	1,896
NXP BV 144A 4.125%, 6/1/21(3)	7,100	7,366

		74,541

Materials—2.6%
Air Liquide Finance SA 144A 1.750%, 9/27/21(3)	3,000	2,893
Airgas, Inc. 3.050%, 8/1/20	890	914
Allegheny Technologies, Inc. 9.375%, 6/1/19	7,245	7,970
Ardagh Packaging Finance plc 144A 4.250%, 9/15/22(3)	1,400	1,417
Cemex SAB de CV RegS 6.500%, 12/10/19(4)	3,598	3,805
CRH America, Inc. 8.125%, 7/15/18	4,770	5,144
Equate Petrochemical BV 144A 3.000%, 3/3/22(3)	9,535	9,316
Fortescue Metals Group Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(3)	16,815	19,274
Freeport-McMoRan, Inc.
3.550%, 3/1/22	3,070	2,863
3.875%, 3/15/23	7,645	7,069

See Notes to Financial Statements

27

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Materials (continued)
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	$7,630	$8,313
Gerdau Trade, Inc. 144A 5.750%, 1/30/21(3)	1,700	1,783
Glencore Funding LLC 144A 4.125%, 5/30/23(3)	17,615	17,943
Grace (WR) & Co. 144A 5.125%, 10/1/21(3)	1,535	1,616
Novelis Corp. 144A 6.250%, 8/15/24(3)	605	632
Office Cherifien des Phosphates (OCP) S.A. 144A 5.625%, 4/25/24(3)	17,090	18,196
Reynolds Group Issuer, Inc.
5.750%, 10/15/20	12,945	13,334
144A 4.523%, 7/15/21(2)(3)	3,100	3,179
144A 5.125%, 7/15/23(3)	1,600	1,646
144A 7.000%, 7/15/24(3)	110	118
Rusal Capital DAC 144A 5.125%, 2/2/22(3)	17,980	18,104
Severstal Oao Via Steel Capital S.A. 144A 3.850%, 8/27/21(3)(5)	17,780	17,801
Vale Overseas Ltd. 5.875%, 6/10/21	7,475	8,010
Vedanta Resources plc 144A 6.000%, 1/31/19(3)	17,325	17,845

		189,185

Real Estate—1.4%
Brixmor Operating Partnership LP 3.875%, 8/15/22	5,570	5,703
CyrusOne LP 144A 5.000%, 3/15/24(3)	1,435	1,478

	PAR VALUE	VALUE
Real Estate (continued)
Digital Realty Trust LP
3.400%, 10/1/20	$11,735	$12,034
3.950%, 7/1/22	8,175	8,513
Education Realty Operating Partnership LP 4.600%, 12/1/24	2,040	2,052
Government Properties Income Trust 3.750%, 8/15/19	2,905	2,929
HCP, Inc. 3.750%, 2/1/19	4,035	4,136
Hospitality Properties Trust 4.500%, 6/15/23	4,445	4,597
Select Income REIT 4.150%, 2/1/22	18,910	19,082
Senior Housing Properties Trust 3.250%, 5/1/19	6,685	6,715
Ventas Realty LP
4.000%, 4/30/19	7,100	7,343
2.700%, 4/1/20	2,948	2,972
Welltower, Inc. 4.125%, 4/1/19	4,100	4,235
West Europe Finance LLC 144A 3.250%, 10/5/20(3)	19,265	19,633

		101,422

Telecommunication Services—1.7%
Altice Financing S.A. 144A 6.625%, 2/15/23(3)	7,045	7,344
AT&T Inc.
3.200%, 3/1/22	1,910	1,924
3.800%, 3/1/24	1,860	1,880
AT&T, Inc.
3.800%, 3/15/22	11,365	11,754
3.000%, 6/30/22	7,200	7,158
4.125%, 2/17/26	6,955	7,052
Crown Castle International Corp. 3.700%, 6/15/26	870	854
Crown Castle Towers LLC 144A 6.113%, 1/15/20(3)	5,900	6,388

See Notes to Financial Statements

28

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Telecommunication Services (continued)
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	$10,365	$8,949
Frontier Communications Corp.
8.500%, 4/15/20	3,200	3,388
8.875%, 9/15/20	3,380	3,579
10.500%, 9/15/22	9,085	9,244
Sprint Communications, Inc. 6.000%, 11/15/22	14,060	14,412
T-Mobile USA, Inc. 6.000%, 4/15/24	10,030	10,720
Telefonica Emisiones SAU 3.192%, 4/27/18	2,805	2,841
Verizon Communications, Inc.
3.125%, 3/16/22	9,017	9,047
2.625%, 8/15/26	7,550	6,893
Zayo Group LLC 6.000%, 4/1/23	6,960	7,386

		120,813

Utilities—1.2%
Dominion Resources, Inc. 2.962%, 7/1/19(2)	1,760	1,785
Eskom Holdings SOC Ltd. 144A 5.750%, 1/26/21(3)	13,900	14,006
Exelon Corp.
2.850%, 6/15/20	18,845	19,090
3.497%, 6/1/22	4,596	4,638
Korea Western Power Co., Ltd. 144A 3.125%, 5/10/17(3)	9,800	9,811
Majapahit Holding BV 144A 7.750%, 1/20/20(3)	8,800	9,950
State Grid Overseas Investment Ltd.
144A 1.750%, 5/22/18(3)	5,000	4,982

	PAR VALUE	VALUE
Utilities (continued)
144A 2.750%, 5/7/19(3)	$9,370	$9,481
Talen Energy Supply LLC 144A 4.625%, 7/15/19(3)	10,340	10,599
Vistra Operations Company LLC (Texas Competitive Electric Holdings Co. LLC) 144A 0.000%, 10/1/20(3)(9)(15)(17)	5,925	4

		84,346
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $2,542,185)		2,573,500
LOAN AGREEMENTS(2)—10.2%
Consumer Discretionary—3.4%
Altice U.S. Finance I Corp. 2016 Refinancing, 3.982%, 1/15/25	12,773	12,782
AMC Entertainment Holdings, Inc. 3.733%, 12/15/23	1,829	1,848
Aristocrat Leisure Ltd. Tranche B-2, 3.143%, 10/20/21	8,352	8,413
Bass Pro Group LLC 6.147%, 12/15/23	10,535	10,173
Boyd Gaming Corp. Refinancing Tranche B, 0.000%, 9/15/23(12)	4,725	4,759
Caesars Entertainment Operating Co., Inc.
Tranche B-4, 1.500%, 10/31/17(10)	3,413	4,238
Tranche B-6, 1.500%, 3/1/20(10)	3,645	4,228
Caesars Entertainment Resort Properties LLC Tranche B, 7.000%, 10/11/20	11,392	11,477
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	7,155	7,213

See Notes to Financial Statements

29

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS(2) (continued)
Consumer Discretionary (continued)
CDS U.S. Intermediate Holdings, Inc. First Lien, 5.147%, 7/8/22	$5,650	$5,702
Charter Communications Operating LLC
Tranche E-1, 2.990%, 7/1/20	6,256	6,280
Tranche F-1, 2.990%, 1/3/21	14,159	14,210
Tranche I-1, 3.232%, 1/15/24	2,850	2,867
CSC Holdings LLC 2016 Extended, 3.943%, 10/11/24	10,991	10,987
Delta 2 (Lux) S.a.r.l. Tranche B-3, 4.568%, 2/1/24	7,421	7,429
El Dorado Resorts, Inc.
4.250%, 7/25/22	2,729	2,731
Tranche B, 0.000%, 3/15/24(12)	3,815	3,815
Harbor Freight Tools USA, Inc. 4.232%, 8/18/23	14,130	14,130
Hilton Worldwide Finance LLC Tranche B-2 2.982%, 10/25/23	12,433	12,544
Intelsat Jackson Holdings S.A. Tranche B-2, 3.887%, 6/30/19	7,912	7,765
Las Vegas Sands, LLC Refinancing Term, 2.980%, 3/29/24	7,363	7,377
MGM Growth Properties Operating Partnership LP Tranche B, 3.482%, 4/25/23	7,094	7,139

	PAR VALUE	VALUE
Consumer Discretionary (continued)
Nexstar Broadcasting, Inc.
Tranche B, 3.943%, 1/17/24	$3,693	$3,730
Mission Broadcasting, Inc. Tranche B 3.943%, 1/17/24	358	362
PetSmart, Inc. Tranche B-2, 4.020%, 3/11/22	13,730	13,146
Scientific Games International, Inc. Tranche B-3, 4.878%, 10/1/21	4,801	4,868
Seminole Tribe of Florida, Inc. 3.397%, 4/29/20	6,429	6,461
ServiceMaster Co. Tranche C, 3.482%, 11/8/23	8,167	8,255
Sinclair Television Group, Inc. Tranche B, 3.240%, 1/3/24	11,456	11,498
Six Flags Theme Park, Inc. Tranche B, 4.240%, 6/30/22	4,979	5,030
Station Casinos LLC Tranche B, 3.450%, 6/8/23	6,314	6,330
Tribune Media Co.
Tranche B, 3.982%, 12/27/20	445	450
Tranche C, 3.982%, 1/26/24	5,560	5,605
UFC Holdings LLC First Lien, 4.250%, 8/18/23	8,289	8,345

		242,187

Consumer Staples—1.2%
Albertson’s LLC
Tranche B-4 3.982%, 8/25/21	15,956	16,045
Tranche B-5, 4.401%, 12/21/22	2,166	2,182

See Notes to Financial Statements

30

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS(2) (continued)
Consumer Staples (continued)
Aramark Intermediate HoldCo Corp. Tranche B, 2.983%, 3/28/24	$7,510	$7,568
Charger OpCo B.V. Tranche B-1, 3.500%, 7/2/22	2,749	2,772
Chobani LLC First Lien, 5.250%, 10/9/23	2,869	2,901
Coty, Inc. Tranche B, 3.311%, 10/27/22	2,734	2,749
Galleria Co. Tranche B, 3.813%, 9/29/23	5,523	5,578
Hostess Brands LLC Tranche B, First Lien, 4.000%, 8/3/22	14,607	14,769
JBS USA Lux S.A. 3.289%, 10/30/22	4,820	4,845
Kronos, Inc.
First Lien, 5.034%, 11/1/23	17,809	17,933
Second Lien, 9.284%, 11/1/24	3,287	3,401
Prestige Brands, Inc. Tranche B-4, 3.732%, 1/26/24	1,511	1,527
TKC Holdings, Inc. First Lien, 4.750%, 2/1/23	5,010	5,067

		87,337

Energy—0.1%
Paragon Offshore Finance Co. 5.750%, 7/16/21(18)	9,933	3,930
Seadrill Operating LP 4.147%, 2/21/21	8,770	5,987

		9,917

Financials—0.7%
Asurion LLC
Tranche B-4, 4.250%, 8/4/22	6,077	6,116
Tranche B-5, 4.750%, 11/3/23	4,905	4,954

	PAR VALUE	VALUE
Financials (continued)
Avolon TLB Borrower 1 (US) LLC Tranche B-2, 0.000%, 3/21/22(12)	$545	$553
Clipper Acquisitions Corp. Tranche B, 3.314%, 2/6/20	6,109	6,142
Delos Finance S.a.r.l. 3.397%, 10/6/23	16,529	16,735
iStar, Inc. 4.750%, 7/1/20	3,192	3,231
Trans Union LLC Tranche B-2, 3.482%, 4/9/23	10,019	10,096

		47,827

Health Care—1.0%
American Renal Holdings, Inc. Tranche B, First Lien, 4.750%, 8/20/19	5,593	5,606
Change Healthcare Holdings, Inc. 3.750%, 3/1/24	5,140	5,154
Convatec Healthcare Ltd. 3.232%, 10/25/21	1,906	1,918
Endo Luxembourg Finance Co. S.a.r.l. Tranche B, 4.000%, 9/26/22	5,501	5,504
Envision Healthcare Corp. 4.150%, 12/1/23	11,567	11,682
HLF Financing S.a.r.l. Senior Lien, 6.482%, 2/15/23	3,725	3,734
Inventiv Group Holdings, Inc. 4.804%, 11/9/23	5,350	5,379
MPH Acquisition Holdings LLC 4.897%, 6/7/23	3,331	3,378
Quorum Health Corp. 6.789%, 4/29/22	6,212	6,083
Tenn Merger Sub, Inc. 3.750%, 2/6/24	9,077	9,026

See Notes to Financial Statements

31

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS(2) (continued)
Health Care (continued)
U.S. Renal Care, Inc. First Lien, 5.397%, 12/30/22	$6,968	$6,556
Valeant Pharmaceuticals International, Inc. Series F, Tranche B, 5.570%, 4/1/22	8,343	8,375

		72,395

Industrials—0.8%
Advanced Disposal Services, Inc. 3.698%, 11/10/23	2,304	2,320
Air Canada 3.755%, 10/6/23	3,125	3,148
American Airlines, Inc. Tranche B, 3.482%, 4/28/23	16,065	16,112
Husky Injection Molding Systems Ltd. 4.250%, 6/30/21	4,868	4,898
Quikrete Holdings, Inc. First Lien, 4.232%, 11/15/23	11,083	11,200
United Airlines, Inc. Tranche B, 0.000%, 4/1/24(12)	10,355	10,394
Zodiac Pool Solutions LLC First Lien, 5.647%, 12/20/23	6,529	6,586

		54,658

Information Technology—1.3%
Abacus Innovations Corp. Tranche B, 3.250%, 8/16/23	5,353	5,409
Blackboard, Inc. Tranche B-4, First Lien, 6.023%, 6/30/21	16,324	16,298
First Data Corp.
2021-C, 3.984%, 3/24/21	26,634	26,867

	PAR VALUE	VALUE
Information Technology (continued)
2022-C, 3.984%, 7/8/22	$5,604	$5,653
Mitchell International, Inc. 4.539%, 10/13/20	4,956	5,013
Presidio LLC Tranche B, First Lien, 4.250%, 2/2/22	7,532	7,622
Rackspace Hosting, Inc. Tranche B, First Lien, 4.535%, 11/3/23	7,576	7,642
SS&C Technologies Holdings, Inc.
2017 Refinancing Tranche A-2 2.732%, 7/8/20	1,282	1,286
2017 Refinancing Tranche A-1 2.732%, 7/8/20	827	829
2017 Refinancing Tranche B-2, 3.232%, 7/8/22	419	421
2017 Refinancing Tranche B-1, 3.232%, 7/8/22	4,898	4,929
Veritas US, Inc. Tranche B-1, 6.772%, 1/27/23	7,443	7,398
Western Digital Corp. Tranche B-2, 3.732%, 4/29/23	5,062	5,100

		94,467

Materials—0.5%
Anchor Glass Container Corp. First Lien, 4.250%, 12/7/23	2,852	2,875
Berry Plastics Corp.
Tranche I, 3.503%, 10/1/22	7,098	7,152
Tranche J, 3.524%, 1/19/24	1,045	1,053
CPI Acquisition, Inc. First Lien, 5.834%, 8/17/22	11,746	10,973

See Notes to Financial Statements

32

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS(2) (continued)
Materials (continued)
Huntsman International LLC Tranche B, 3.982%, 4/1/23	$3,885	$3,925
Ineos U.S. Finance LLC
New 2022 3.732%, 3/31/22	5,654	5,692
New 2024 3.732%, 4/1/24	1,970	1,983
New Arclin U.S. Holdings Corp. First Lien, 5.670%, 2/14/24	2,810	2,837

		36,490

Real Estate—0.1%
Capital Automotive LP
Tranche B-2, First Lien 4.000%, 3/25/24	860	870
Tranche B, Second Lien, 7.000%, 3/24/25	4,210	4,267
ESH Hospitality, Inc. 3.482%, 8/30/23	2,485	2,500

		7,637

Telecommunication Services—0.4%
Level 3 Financing, Inc. Tranche B, 3.227%, 2/22/24	11,424	11,457
Neustar, Inc.
Tranche B1 0.000%, 9/2/19(12)	1,740	1,766
Tranche B2, 0.000%, 3/1/24(12)	3,600	3,651
Sprint Communications, Inc. 3.500%, 2/2/24	3,220	3,223
UPC Financing Partnership 3.662%, 4/15/25	5,345	5,368

	PAR VALUE		VALUE
LOAN AGREEMENTS(2) (continued)
Telecommunication Services (continued)
Virgin Media Bristol LLC 3.662%, 1/31/25	$7,300		$7,328

			32,793

Utilities—0.7%
Dynegy, Inc. Tranche C-1, 4.250%, 6/27/23	10,263		10,306
Helix Gen Funding LLC Tranche 0.000%, 3/9/24(12)	415		422
NRG Energy, Inc. 3.232%, 6/30/23	17,688		17,784
State of Santa Catarina (The) 4.000%, 12/27/22	11,827		11,442
Vistra Operations Company LLC
3.732%, 8/4/23	6,002		5,997
Tranche C, 3.732%, 8/4/23	1,373		1,372
4.193%, 12/14/23	1,572		1,577

			48,900
TOTAL LOAN AGREEMENTS (Identified Cost $739,198)			734,608

	SHARES
PREFERRED STOCKS—1.0%
Energy—0.1%
PTT Exploration & Production PCL Series Y, 144A, 4.875%(2)(3)	8,645	(8)	8,841

Financials—0.9%
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(2)	2,295	(8)	2,296
Bank of New York Mellon Corp. (The) Series E, 4.950%(2)	12,070	(8)	12,451

See Notes to Financial Statements

33

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	SHARES		VALUE
PREFERRED STOCKS (continued)
Financials (continued)
Citigroup, Inc. Series T, 6.250%(2)	17,805	(8)	$19,229
JPMorgan Chase & Co. Series Z, 5.300%(2)	3,985	(8)	4,130
Wells Fargo & Co. Series K, 7.980%(2)	16,155	(8)	16,821
XLIT Ltd. Series E, 6.50%(2)	12,790	(8)	10,744

			65,671
TOTAL PREFERRED STOCKS (Identified Cost $74,353)			74,512
COMMON STOCKS—0.1%
Energy—0.1%
Linn Energy, Inc.(16)	176,527		5,119
Pacific Exploration and Production Corp.(16)	75,733		2,356

			7,475

Utilities—0.0%
Vistra Energy Corp. (16)	98,789		1,610
TOTAL COMMON STOCKS (Identified Cost $10,169)			9,085
AFFILIATED MUTUAL FUND—1.0%
Virtus Newfleet Credit Opportunities Fund Class R6(11)	6,989,143		69,822
TOTAL AFFILIATED MUTUAL FUND
(Identified Cost $69,865)			69,822
RIGHTS—0.0%
Vistra Energy Corp.(9)	98,789		140
TOTAL RIGHTS (Identified Cost $84)			140
TOTAL LONG TERM INVESTMENTS—98.4%
(Identified Cost $7,056,701)			7,087,597	(13)

	SHARES	VALUE
SHORT-TERM INVESTMENT—0.4%
Money Market Mutual Fund—0.4%
JPMorgan U.S. Government Money Market Fund – Institutional Shares (seven-day effective yield 0.622%)(11)	29,134,035	$29,134
TOTAL SHORT-TERM INVESTMENT (Identified Cost $29,134)		29,134
TOTAL INVESTMENTS—98.8% (Identified Cost $7,085,835)		7,116,731(1)
Other assets and liabilities, net—1.2%		85,684

NET ASSETS—100.0%		$7,202,415

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
GNMA	Government National Mortgage Association (“Ginnie Mae”)
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2017.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to a value of $3,104,792 or 43.1% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.

See Notes to Financial Statements

34

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

(5)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(6)	No contractual maturity date.
(7)	Interest payments may be deferred.
(8)	Value shown as par value.
(9)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(10)	Security in default, a portion of the interest payments are being received during the bankruptcy proceedings.
(11)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(12)	This loan will settle after March 31, 2017, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(13)	All or a portion of the Fund’s assets have been segregated for delayed delivery security.
(14)	Amount is less than $500 or 500 shares (reported in 000’s).
(15)	Illiquid security.
(16)	Non-income producing.
(17)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(18)	Security in default, interest payments are being received during the bankruptcy proceedings.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso

COP Colombian Peso

IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

Country Weightings†
United States	78%
Argentina	2
Brazil	2
Turkey	2
Australia	1
Luxembourg	1
Russia	1
Other	13
Total	100%

†	% of total investments as of March 31, 2017

See Notes to Financial Statements

35

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$1,348,151	$—	$1,348,151	$—
Corporate Bonds and Notes	2,573,500	—	2,573,449	51
Foreign Government Securities	557,809	—	557,809	—
Loan Agreements	734,608	—	723,166	11,442
Mortgage-Backed Securities	1,618,093	—	1,605,678	12,415
Municipal Bonds	3,884	—	3,884	—
U.S. Government Securities	97,993	—	97,993	—
Equity Securities:
Affiliated Mutual Fund	69,822	69,822	—	—
Common Stocks	9,085	9,085	—	—
Preferred Stocks	74,512	—	74,512	—
Rights	140	—	—	140
Short-Term Investment	29,134	29,134	—	—

Total Investments	$7,116,731	$108,041	$6,984,642	$24,048

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2017.

See Notes to Financial Statements

36

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Total	Asset- Backed Securities	Corporate Bonds and Notes	Loan Agreements	Rights	Mortgage- Backed Securities
Investments in Securities
Balance as of September 30, 2016:	$22,276	$8,363	$2,595	$11,318	$—	$—
Accrued discount/(premium)	(55)	—	—	(55)	—	—
Realized gain (loss)	(10,888)	72	(10,920)	(40)	—	—
Change in unrealized appreciation/(depreciation)(c)	11,848	(168)	11,006	954	56	—
Purchases	12,499	—	—	—	84	12,415
Sales(b)	(11,655)	(8,267)	(2,653)	(735)	—	—
Transfers into Level 3(a)(d)	23	—	23	—	—	—
Transfers from Level 3(a)	—	—	—	—	—	—

Balance as of March 31, 2017	$24,048	$—	$51	$11,442	$140	$12,415

(a)	“Transfers into and/or from” represent the ending value as of March 31, 2017, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydown on securities.
(c)	Included in the related net change in unrealized appreciation/(depreciation) in the Statement of Operations. The change in unrealized appreciation/(depreciation) on investments still held as of March 31, 2017 was $1,021.
(d)	The transfer into Level 3 is due to a security default.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

See Notes to Financial Statements

37

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

MARCH 31, 2017

(Reported in thousands except shares and per share amounts)

Assets
Investment in unaffiliated securities at value(1)	$7,046,909
Investment in affiliated securities at value(2)	69,822
Foreign currency at value(3)	38
Cash	51,739
Receivables
Investment securities sold	51,906
Fund shares sold	29,136
Dividends and interest receivable	49,862
Prepaid expenses	250
Prepaid trustee retainer	239
Other assets	267

Total assets	7,300,168

Liabilities
Payables
Fund shares repurchased	19,694
Investment securities purchased	71,110
Dividend distributions	956
Investment advisory fees	2,836
Distribution and service fees	1,131
Administration fees	738
Transfer agent fees and expenses	971
Trustee deferred compensation plan	267
Trustees’ fees and expenses	41
Professional fees	—	(4)
Other accrued expenses	9

Total liabilities	97,753

Net Assets	$7,202,415

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$7,294,953
Accumulated undistributed net investment income (loss)	13,758
Accumulated undistributed net realized gain (loss)	(137,287)
Net unrealized appreciation (depreciation) on investments	30,991

Net Assets	$7,202,415

Class A
Net asset value (net assets/shares outstanding) per share	$4.76
Maximum offering price per share NAV/(1–2.25%)	$4.87
Shares of beneficial interest outstanding, no par value, unlimited authorization	189,325,660
Net Assets	$900,297
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$4.82
Shares of beneficial interest outstanding, no par value, unlimited authorization	263,058,506
Net Assets	$1,267,511
Class R6
Net asset value (net assets/shares outstanding) and offering price per share	$4.76
Shares of beneficial interest outstanding, no par value, unlimited authorization	21,305
Net Assets	$101
Class T
Net asset value (net assets/shares outstanding) and offering price per share	$4.80
Shares of beneficial interest outstanding, no par value, unlimited authorization	90,119,423
Net Assets	$432,949
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$4.76
Shares of beneficial interest outstanding, no par value, unlimited authorization	966,234,620
Net Assets	$4,601,557

(1) Investment in unaffiliated securities at cost	$7,015,970
(2) Investment in affiliated securities at cost	$69,865
(3) Foreign currency at cost	$38
(4) Amount is less than $500.

See Notes to Financial Statements

38

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

STATEMENT OF OPERATIONS (Unaudited)

SIX MONTHS ENDED MARCH 31, 2017

($ reported in thousands)

Investment Income
Dividends	$288
Dividends from affiliated fund	1,545
Interest	142,243
Foreign taxes withheld	(247)

Total investment income	143,829

Expenses
Investment advisory fees	16,658
Service fees, Class A	1,530
Distribution and service fees, Class B	— (1)
Distribution and service fees, Class C	3,194
Distribution and service fees, Class T	2,296
Administration fees	4,478
Transfer agent fees and expenses	4,241
Registration fees	113
Printing fees and expenses	208
Custodian fees	94
Professional fees	77
Trustees’ fees and expenses	392
Miscellaneous expenses	380

Total expenses	33,661
Less expenses reimbursed and/or waived by investment adviser	(156)
Earnings credit from custodian	(87)
Custody fees reimbursed (Note 11)	(147)
Low balance account fees	(1)

Net expenses	33,270

Net investment income (loss)	110,559

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on unaffiliated investments	(31,150)
Net realized gain (loss) on foreign currency transactions	(248)
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(2,859)
Net change in unrealized appreciation (depreciation) on affiliated investments	1,118
Net change in unrealized appreciation (depreciation) on foreign currency translation	49

Net realized and unrealized gain (loss) on investments	(33,090)

Net increase (decrease) in net assets resulting from operations	$77,469

(1)	Amount is less than $500.

See Notes to Financial Statements

39

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Reported in thousands)

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$110,559	$233,536
Net realized gain (loss)	(31,398)	(50,143)
Net change in unrealized appreciation (depreciation)	(1,692)	154,001

Increase (decrease) in net assets resulting from operations	77,469	337,394

From Distributions to Shareholders
Net investment income, Class A	(18,786)	(40,862)
Net investment income, Class B	(1)	(4)
Net investment income, Class C	(17,758)	(34,858)
Net investment income, Class R6	(1)	—
Net investment income, Class T	(5,262)	(11,050)
Net investment income, Class I	(68,217)	(122,921)

Decrease in net assets from distributions to shareholders	(110,025)	(209,695)

From Share Transactions
Sale of shares
Class A (34,215 and 56,640 shares, respectively)	162,475	265,248
Class C (29,030 and 47,747 shares, respectively)	139,515	226,847
Class R6 (21 and 0 shares, respectively)	100	—
Class T (2,233 and 6,103 shares, respectively)	10,695	28,792
Class I (247,220 and 259,826 shares, respectively)	1,173,496	1,217,904

Reinvestment of distributions
Class A (3,589 and 8,038 shares, respectively)	17,021	37,677
Class B (—(1) and 1 shares, respectively)	1	4
Class C (3,637 and 7,272 shares, respectively)	17,478	34,521
Class R6 (—(1) and 0 shares, respectively)	1	—
Class T (715 and 1,526 shares, respectively)	3,422	7,223
Class I (12,572 and 22,702 shares, respectively)	59,690	106,611

Conversion of shares(2)
To Class A (5 and 0 shares, respectively)	22	—
From Class B (4 and 0 shares, respectively)	(18)	—

Shares repurchased
Class A (122,115 and 127,042 shares, respectively)	(579,010)	(594,535)
Class B (19 and 60 shares, respectively)	(90)	(280)
Class C (42,612 and 89,555 shares, respectively)	(204,694)	(424,109)
Class T (14,357 and 29,391 shares, respectively)	(68,755)	(138,732)
Class I (136,646 and 311,788 shares, respectively)	(648,706)	(1,457,914)

Increase (decrease) in net assets from share transactions	82,643	(690,743)

Net increase (decrease) in net assets	50,087	(563,044)

Net Assets
Beginning of period	7,152,328	7,715,372

End of period	$7,202,415	$7,152,328

Accumulated undistributed net investment income (loss) at end of period	$13,758	$13,224

(1)	Amount is less than 500 shares.
(2)	See Note 1 in Notes to Financial Statements for more information.

See Notes to Financial Statements

40

THIS PAGE INTENTIONALLY BLANK.

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains		Return of Capital
Class A
10/1/16 to 3/31/17(9)	$4.78	0.07	(0.02)	0.05	(0.07)	—		—
10/1/15 to 9/30/16	4.69	0.15	0.08	0.23	(0.14)	—		—
10/1/14 to 9/30/15	4.84	0.15	(0.16)	(0.01)	(0.11)	—		(0.03)
10/1/13 to 9/30/14	4.85	0.16	(0.01)	0.15	(0.16)	—	(4)	—	(4)
10/1/12 to 9/30/13	4.94	0.18	(0.09)	0.09	(0.18)	—		—	(4)
10/1/11 to 9/30/12	4.67	0.21	0.27	0.48	(0.21)	—		—	(4)

Class C
10/1/16 to 3/31/17(9)	$4.84	0.07	(0.02)	0.05	(0.07)	—		—
10/1/15 to 9/30/16	4.75	0.14	0.07	0.21	(0.12)	—		—
10/1/14 to 9/30/15	4.89	0.14	(0.15)	(0.01)	(0.10)	—		(0.03)
10/1/13 to 9/30/14	4.90	0.15	(0.02)	0.13	(0.14)	—	(4)	—	(4)
10/1/12 to 9/30/13	4.99	0.17	(0.09)	0.08	(0.17)	—		—	(4)
10/1/11 to 9/30/12	4.72	0.20	0.27	0.47	(0.20)	—		—	(4)

Class R6
11/3/16(10) to 3/31/17(9)	$4.76	0.07	—	0.07	(0.07)	—		—

Class T
10/1/16 to 3/31/17(9)	$4.83	0.06	(0.04)	0.02	(0.05)	—		—
10/1/15 to 9/30/16	4.73	0.12	0.08	0.20	(0.10)	—		—
10/1/14 to 9/30/15	4.88	0.12	(0.17)	(0.05)	(0.07)	—		(0.03)
10/1/13 to 9/30/14	4.89	0.12	(0.01)	0.11	(0.12)	—	(4)	—	(4)
10/1/12 to 9/30/13	4.98	0.14	(0.09)	0.05	(0.14)	—		—	(4)
10/1/11 to 9/30/12	4.71	0.17	0.28	0.45	(0.18)	—		—	(4)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

42

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets(3)		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

(0.07)	(0.02)	$4.76	1.12	%(8)(11)	$900,297	1.00	%(7)(11)	1.00	%(7)	3.07	%(7)(11)	33	%(8)
(0.14)	0.09	4.78	4.90		1,307,484	1.00	(6)	1.01		3.19		53
(0.14)	(0.15)	4.69	(0.23)		1,575,629	0.97		0.97		3.15		37
(0.16)	(0.01)	4.84	3.03		1,894,633	0.99		0.99		3.30		39
(0.18)	(0.09)	4.85	1.84		3,574,450	0.99		0.99		3.65		49
(0.21)	0.27	4.94	10.58		3,038,093	1.01		1.01		4.31		52

(0.07)	(0.02)	$4.82	0.98	%(8)(11)	$1,267,511	1.25	%(7)(11)	1.25	%(7)	2.82	%(7)(11)	33	%(8)
(0.12)	0.09	4.84	4.58		1,321,202	1.25	(6)	1.26		2.94		53
(0.13)	(0.14)	4.75	(0.27)		1,460,120	1.22		1.22		2.90		37
(0.14)	(0.01)	4.89	2.73		1,720,245	1.24		1.24		3.03		39
(0.17)	(0.09)	4.90	1.56		1,567,725	1.24		1.24		3.40		49
(0.20)	0.27	4.99	10.19		1,067,276	1.27		1.27		4.04		52

(0.07)	—	$4.76	1.41	%(8)(11)	$101	0.69	%(7)(11)	0.69	%(7)	2.87	%(7)(11)	33	%(5)(8)

(0.05)	(0.03)	$4.80	0.52	%(8)(11)	$432,949	1.75	%(7)(11)	1.75	%(7)	2.32	%(7)(11)	33	%(8)
(0.10)	0.10	4.83	4.29		489,924	1.75	(6)	1.76		2.44		53
(0.10)	(0.15)	4.73	(0.98)		583,694	1.72		1.72		2.40		37
(0.12)	(0.01)	4.88	2.23		719,840	1.74		1.74		2.53		39
(0.14)	(0.09)	4.89	1.06		751,220	1.74		1.74		2.91		49
(0.18)	0.27	4.98	9.67		704,225	1.76		1.76		3.56		52

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

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VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains		Return of Capital
Class I
10/1/16 to 3/31/17(9)	$4.78	0.08	(0.02)	0.06	(0.08)	—		—
10/1/15 to 9/30/16	4.69	0.16	0.08	0.24	(0.15)	—		—
10/1/14 to 9/30/15	4.84	0.16	(0.16)	—	(0.12)	—		(0.03)
10/1/13 to 9/30/14	4.85	0.17	(0.01)	0.16	(0.17)	—	(4)	—	(4)
10/1/12 to 9/30/13	4.94	0.19	(0.09)	0.10	(0.19)	—		—	(4)
10/1/11 to 9/30/12	4.68	0.22	0.27	0.49	(0.23)	—		—	(4)

See Notes to Financial Statements

44

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets(3)		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

(0.08)	(0.02)	$4.76	1.24	%(8)(11)	$4,601,557	0.75	%(7)(11)	0.75	%(7)	3.33	%(7)(11)	33	%(8)
(0.15)	0.09	4.78	5.16		4,033,610	0.75	(6)	0.76		3.44		53
(0.15)	(0.15)	4.69	0.02		4,095,547	0.72		0.72		3.40		37
(0.17)	(0.01)	4.84	3.28		4,766,491	0.74		0.74		3.51		39
(0.19)	(0.09)	4.85	2.09		2,418,863	0.74		0.74		3.90		49
(0.23)	0.26	4.94	10.62		1,606,957	0.77		0.77		4.55		52

Footnote Legend

(1)	Sales charges, where applicable, are not reflected in the total return calculation.
(2)	Computed using average shares outstanding.
(3)	The Fund will also indirectly bear its prorated share of expenses of the underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(4)	Amount is less than $0.005 per share.
(5)	Portfolio Turnover is representative of the Fund for the entire period ended March 31, 2017.
(6)	Net expense ratio includes extraordinary proxy expenses.
(7)	Annualized.
(8)	Not annualized.
(9)	Unaudited.
(10)	Inception date.
(11)	Custody fees reimbursed were excluded from the Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets. If included the impact would have been to lower the Ratio of Expenses and increase the Ratio of Net Investment Income by less than 0.01%.
Custody fees reimbursed were included in Total Return. If excluded the impact would have been to lower the Total Return by less than 0.01%.
Please refer to Note 11 in the Notes to Financial Statements for a further explanation on the custody fees reimbursed.

See Notes to Financial Statements

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VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

MARCH 31, 2017

Note 1. Organization

Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

As of the date of this report, 29 funds of the Trust are offered for sale, of which the Newfleet Multi-Sector Short Term Bond Fund (the “Fund”) is reported in this semiannual report. The Fund is diversified and has an investment objective of providing high current income while attempting to limit changes in the Fund’s net asset value per share caused by interest rate changes. There is no guarantee the Fund will achieve its objective.

The Fund offers Class A shares, Class C shares, Class R6 shares, Class T shares and Class I shares. Effective March 6, 2017, all Class B shares were converted to Class A shares. Prior to March 6, 2017, Class B shares could be purchased by existing shareholders through qualifying transactions.

Class A shares are sold with a front-end sales charge of up to 2.25%. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 0.50% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Fund is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Prior to March 6, 2017, Class B shares were sold with a CDSC, which declined from 5% to zero depending on the period of time the shares were held. Class C shares are sold without a sales charge. Class T shares are sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.

Class R6 shares are only available to participants in employer-sponsored retirement plans, such as 401(k) plans, profit-sharing plans, defined benefit plans and other employer-directed plans. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Fund’s distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Fund. These fees are reflected as “Low Balance Account Fees” in the Fund’s Statement of Operations for the period, as applicable.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board and has exclusive voting rights with respect to such plans. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Income and other expenses as well as realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in

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VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A.	Security Valuation

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board. All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed quarterly by the Board.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of

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VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the disbursements as designated by the underlying fund.

C.	Income Taxes

The Fund is treated as a separate taxable entity. It is the intention of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

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VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2017, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2014 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by the Fund on the ex-dividend date. Income distributions are declared and recorded daily and distributed monthly. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.

E.	Expenses

Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the Fund’s pro rata expenses of any underlying mutual funds in which the Fund invests.

F.	Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	When-issued Purchases and Forward Commitments (Delayed Delivery)

The Fund may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by the Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable the Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Fund records when-issued and delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

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VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

H.	Loan Agreements

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

At March 31, 2017, all loan agreements held by the Fund are assignment loans.

I.	Earnings Credit and Interest

Through arrangements with the Fund’s custodian, the Fund either receives an earnings credit or interest on agreed upon target un-invested cash balances to reduce the Fund’s custody expenses. The credits are reflected as “Earnings credit from Custodian” and the interest is reflected under “Interest income” in the Fund’s Statements of Operations for the period, as applicable.

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VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

Note 3. Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Trust. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser.

As compensation for its services to the Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund:

First $1 Billion	$1+ Billion – $2 Billion	$2+ Billion – 10 Billion	$10+ Billion
0.55%	0.50%	0.45%	0.425%

During the period covered by these financial statements, the Fund invested a portion of its assets in Virtus Newfleet Credit Opportunities Fund, an affiliated mutual fund. In order to avoid any duplication of advisory fees, the Adviser has voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by the Fund on the assets invested in the Newfleet Credit Opportunities Fund. For the period covered by these financial statements, the waiver amounted to $156. This waiver is in addition to the expense limitation and/or fee waiver covered elsewhere in these financial statements and is included in the Statement of Operations in “Less expenses reimbursed and/or waived by investment adviser.”

B.	Subadviser

Newfleet Asset Management, LLC (the “Subadviser”), an indirect, wholly owned subsidiary of Virtus, is the subadviser to the Fund. The subadviser manages the investments of the Fund for which the Subadviser is paid a fee by the Adviser.

C.	Expense Limitations

The Adviser has contractually agreed to limit the Fund’s total operating expenses (excluding front-end or contingent deferred loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed, on an annualized basis, the following percentages of the Fund’s average net asset values: 1.10% for Class A shares, 1.35% for Class C shares, 0.78% for Class R6 shares, 1.85% for Class T shares, and 0.85% for Class I shares, through April 30, 2018. The Fund is currently below its expense cap.

D.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect wholly owned subsidiary of Virtus, serves as the distributor of the Fund’s shares. VP Distributors has advised the Fund that for the six months (the “period”) ended March 31, 2017, it retained net commissions of $14 for Class A shares and deferred sales charges of $13, $—(1) and $9 for Class A shares, Class C shares and Class T shares, respectively.

(1)	Amount is less than $500.

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VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

In addition, the Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class, at the annual rate of 0.25% for Class A shares, 0.50% for Class C shares, and 1.00% for Class T shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

E.	Administrator and Transfer Agent

Virtus Fund Services LLC, an indirect wholly owned subsidiary of Virtus, serves as the administrator and transfer agent to the Fund.

For the period ended March 31, 2017, the Fund incurred administration fees totaling $3,465 which are included in the Statement of Operations.

For the period ended March 31, 2017, the Fund incurred transfer agent fees totaling $4,172 which are included in the Statement of Operations. A portion of these fees is paid to outside entities that also provide services to the Trust.

F.	Affiliated Shareholders

At March 31, 2017, Virtus and its affiliates, and the retirement plans of Virtus and its affiliates, held shares of the Fund which may be redeemed at any time that aggregated to the following:

	Shares	Aggregate Net Asset Value
Class R6 Shares	21,306	$101

G.	Investments in Affiliates

A summary of the Fund’s total long-term and short-term purchases and sales of an affiliated fund, Virtus Newfleet Credit Opportunities Fund, during the period ended March 31, 2017, is as follows:

	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	Dividend Income	Distributions of Realized Gains
Virtus Newfleet Credit Opportunities Fund	$68,703	$—	$—	$69,822	$1,545	$—

The Fund does not invest in the underlying fund for the purpose of exercising management or control; however the investments made by the Fund within each of its principal investment strategies may represent a significant portion of the underlying fund’s net assets. At March 31, 2017, the Fund was the owner of record of approximately 69% of the Virtus Newfleet Credit Opportunities Fund.

H.	Trustee Compensation

The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect

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VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other Assets” in the Statement of Assets and Liabilities at March 31, 2017.

Note 4. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities, and short-term securities) during the period ended March 31, 2017, were as follows:

Purchases	Sales
$2,125,314	$2,040,535

Purchases and sales of long-term U.S. Government and agency securities during the period ended March 31, 2017, were as follows:

Purchases	Sales
$221,085	$279,093

Note 5. Borrowings

($ reported in thousands)

On June 29, 2016, the Fund and other affiliated funds renewed a $50,000 secured line of credit. The Credit Agreement (the “Agreement”) is with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of the Fund’s total net assets in accordance with the Agreement. The agreement has a term of 364 days and is renewable by the Fund with the Bank’s consent and approval of the Board. Interest is charged at the higher of the LIBOR (London Interbank Offered Rate) or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Fund and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default.

The Fund had no outstanding borrowings at any time during the period ended March 31, 2017.

Note 6. 10% Shareholders

As of March 31, 2017, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below.

% of Shares Outstanding	Number of Accounts
32%	2*

*	The shareholders are not affiliated with Virtus.

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MARCH 31, 2017

Note 7. Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.

The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objective. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

Note 8. Illiquid and Restricted Securities

Investments generally are considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund’s Schedule of Investments where applicable. However, a portion of such footnoted securities could be liquid where the Subadviser determines that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

The Fund held securities considered to be illiquid at March 31, 2017, with an aggregate value of $51 representing 0.0% of the Fund’s net assets.

At March 31, 2017, the Fund did not hold any securities that are both illiquid and restricted.

Note 9. Indemnifications

Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Fund enters into contracts that provide a variety of indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and that

54

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

have not occurred. However, the Fund has not had prior claims or losses pursuant to these arrangements and expects the risk of loss to be remote.

Note 10. Federal Income Tax Information

($ reported in thousands)

At March 31, 2017, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$7,087,565	$116,875	$(87,709)	$29,166

The Fund has capital loss carryovers available to offset future realized gains as follows:

No Expiration		Total
Short-Term	Long-Term
$49,295	$25,236	$74,531

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses.

Note 11. Custody Fees Reimbursed

State Street Bank & Trust, custodian for the Fund through January 29, 2010, reimbursed the Fund for out-of-pocket custody expenses overbilled for the period 1998 through January 29, 2010. The amount reimbursed, including interest, is shown in the Statement of Operations under “custody fees reimbursed.”

Note 12. Regulatory Matters and Litigation

From time to time, the Trust, the Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

On February 20, 2015, a putative class action complaint (In re Virtus Investment Partners, Inc. Securities Litigation; formerly styled as Tom Cummins v. Virtus Investment Partners Inc., et al.) alleging violations of certain provisions of the federal securities laws was filed by an individual shareholder against Virtus and certain of its officers (the “defendants”) in the United States District Court for the Southern District of New York. On August 21, 2015, the lead plaintiff filed a Consolidated Class Action Complaint (the “Consolidated Complaint”) amending the originally filed complaint and adding the Trust as a defendant. The Consolidated Complaint was purportedly filed on behalf of all purchasers of Virtus common stock between January 25, 2013 and May 11, 2015 (the “Class Period”). The Consolidated Complaint alleges that during the Class Period, the defendants disseminated materially false and misleading statements and concealed material adverse facts relating to certain funds previously subadvised by F-Squared Investments, Inc. and/or its affiliates (“F-Squared”). The plaintiff seeks to recover unspecified damages. A motion to dismiss the Consolidated

55

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

Complaint was filed on behalf of the defendants on October 21, 2015. Pursuant to an Opinion & Order (“Order”) filed on July 1, 2016, the court granted in part and denied in part the defendants’ motion to dismiss. Although the Order narrows the scope of the claims asserted and dismisses one of the defendants from the suit, claims under Sections 10(b) and 20(a) of the Exchange Act and Rule 10b-5 thereunder survive the motion. The remaining defendants filed an Answer to the Consolidated Complaint on August 5, 2016. Pursuant to an Opinion & Order filed on May 15, 2017, the plaintiff’s motion for class certification was granted by the court. Virtus and its affiliates, including the Adviser, believe that the suit is without merit and intend to defend it vigorously. The Trust believes that the risk of loss to the Fund as a result of this suit is remote. The Adviser does not believe that the suit will have any impact on its ability to provide services to the Fund.

On May 8, 2015, a putative class action complaint (Mark Youngers v. Virtus Investment Partners, Inc., et al.) alleging violations of certain provisions of the federal securities laws was filed in the United States District Court for the Central District of California. The complaint, which was purportedly filed on behalf of purchasers of certain Virtus Funds previously subadvised by F-Squared between May 8, 2010 and December 22, 2014, inclusive (the “Class Period”), alleged claims against Virtus, certain Virtus officers and affiliates (including the Adviser, Euclid Advisors LLC (“Euclid”) and VP Distributors, LLC), the trustees and certain officers of the Trust, and certain other parties (the “defendants”). The complaint alleges that during the Class Period the defendants disseminated materially false and misleading statements and concealed or omitted material facts necessary to make the statements made not misleading. On October 1, 2015, the plaintiffs filed a First Amended Class Action Complaint which, among other things, added a derivative claim for breach of fiduciary duty on behalf of the Trust. On October 19, 2015, the United States District Court for the Central District of California entered an order transferring the action to the Southern District of New York. On January 4, 2016, the plaintiffs filed a Second Amended Complaint. Motions to dismiss were filed on behalf of Virtus, its officers and affiliates and the independent trustees on February 1, 2016. An Opinion & Order (“Order”) granting in part and denying in part the defendants’ motions to dismiss was issued on July 1, 2016. The Order dismissed all claims against the Adviser, Euclid, the independent trustees and certain of the other individual defendants, and narrowed the claims asserted against the remaining defendants. The remaining defendants filed an Answer to the Second Amended Complaint on August 5, 2016. A Stipulation of Voluntary Dismissal of the claim under Section 12 of the Securities Act of 1933, as amended, was filed on September 15, 2016. The remaining defendants filed a motion to certify an interlocutory appeal of the July 1, 2016 order to the Court of Appeals for the Second Circuit on August 26, 2016. The motion was denied on January 6, 2017. Pursuant to an Opinion & Order filed on May 15, 2017, the plaintiffs’ motion for class certification was denied by the court. Virtus and its affiliates, including the Adviser, believe that the suit has no basis in law or fact and intend to defend it vigorously. The Trust believes that the risk of loss to the Fund as a result of this suit is remote. The Adviser does not believe that the suit will have any impact on its ability to provide services to the Fund.

Note 13. New Accounting Pronouncements

On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. Certain of these amendments relate to Regulation S-X which sets forth the requisite form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

56

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

Note 14. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that the following subsequent event requires recognition or disclosure in these financial statements.

Effective April 10, 2017, Class T shares of the Fund were renamed Class C1 shares.

57

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of the subadvisory agreement (the “Subadvisory Agreement”) (together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Multi-Sector Short Term Bond Fund (the “Fund”). At in-person meetings held on November 2, 2016 and November 16-17, 2016 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the subadviser (the “Subadviser”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Fund. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Fund by VIA and the Subadviser; (2) the performance of the Fund as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates with those of a group of funds with similar investment objective(s); (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on the Fund’s performance and expenses; (7) fees paid to VIA and the Subadviser by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the Meetings information provided by VIA and the Subadviser, including a completed questionnaire, concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel,

58

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Fund is managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of the Fund’s portfolio. Under this structure, VIA is responsible for the management of the Fund’s investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Fund’s subadviser, including (a) VIA’s ability to select and monitor the subadviser; (b) VIA’s ability to provide the services necessary to monitor the subadviser’s compliance with the Fund’s investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Fund; (e) VIA’s supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor to the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreement, the Board noted that the Subadviser provided portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s prospectus and statement of additional information. In considering the renewal of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Fund.

59

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Fund prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented the Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on the Fund’s performance. The Board evaluated the Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to the Fund. The Board was mindful of VIA’s focus on the Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Fund. The Board also took into account its discussions with management regarding factors that contributed to the performance of the Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of the Fund for the period ended June 30, 2016.

The Board noted that the Fund underperformed the median of its Performance Universe for the 1-year period and outperformed the median of its Performance Universe for the 3-, 5-, and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-year period and outperformed its benchmark for the 3-, 5- and 10-year periods.

After reviewing these and related factors, the Board concluded that the Fund’s overall performance was satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Fund for advisory services as well as the total expense level of the Fund. This information included comparisons of the Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing the Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees. The Board also noted that the subadvisory fee was paid by VIA out of its management fees rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of the Fund and the impact on expenses. The Subadviser provided, and the Board considered, fee information of comparable accounts managed by the Subadviser, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to the Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.

The Board considered that the Fund’s net management fee and net total expenses were above the median of the Expense Group.

60

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

The Board concluded that the advisory and subadvisory fees, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Fund and other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Fund by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, including the Subadviser, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Fund. The Board reviewed the methodology used to allocate costs to the Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from the Fund was reasonable in light of the quality of the services rendered to the Fund by VIA and its affiliates.

In considering the profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the Subadviser, the Board noted that, because the Subadviser is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the profitability to the Subadviser and its affiliates from their relationship with the Fund was not a material factor in approval of the Subadvisory Agreement.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Fund’s assets grow. The Board noted that the management fee for the Fund included breakpoints based on assets under management and that fee waivers and/or expense caps were also in place for the Fund. The Board also took into account management’s discussion of the Fund’s management fee and subadvisory fee structure. The Board also took into account the current size of the Fund. The Board concluded that no changes to the advisory fee structure of the Fund were necessary at this time. The Board noted that VIA and the Fund may realize certain economies of scale if the assets of the Fund were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the current size of the Fund managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Subadvisory Agreement at this time.

Other Factors

The Board considered other benefits that may be realized by VIA and the Subadviser and their respective affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Fund to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such

61

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VIA, there are no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fee to be earned under the applicable Agreement. There may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to the Fund.

62

VIRTUS OPPORTUNITIES TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Thomas J. Brown

Donald C. Burke

Roger A. Gelfenbien

John R. Mallin

Hassell H. McClellan

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Nancy J. Engberg, Vice President and Chief Compliance Officer

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank, NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

How to Contact Us

Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

For more information about

Virtus Mutual Funds, please call

your financial representative, or

contact us at 1-800-243-1574

or Virtus.com

8024	05-17

P.O. Box 9874

Providence, RI 02940-8074

SEMIANNUAL REPORT

Virtus Emerging Markets Debt Fund

Virtus Duff & Phelps Global Infrastructure Fund

(f/k/a Virtus Global Infrastructure Fund)

Virtus Duff & Phelps Global Real Estate Securities Fund*

(f/k/a Virtus Global Real Estate Securities Fund)

Virtus Duff & Phelps International Equity Fund

(f/k/a Virtus International Equity Fund)

Virtus Duff & Phelps International Real Estate Securities Fund

(f/k/a Virtus International Real Estate Securities Fund)

Virtus Horizon International Wealth Masters Fund

(f/k/a Virtus International Wealth Masters Fund)

Virtus KAR Emerging Markets Small-Cap Fund

(f/k/a Virtus Emerging Markets Small-Cap Fund)

Virtus KAR International Small-Cap Fund

(f/k/a Virtus International Small-Cap Fund)

Virtus Vontobel Global Opportunities Fund

(f/k/a Virtus Global Opportunities Fund)

Virtus Vontobel Greater European Opportunities Fund

(f/k/a Virtus Greater European Opportunities Fund)

March 31, 2017 TRUST NAME: VIRTUS OPPORTUNITIES TRUST * Prospectus supplement applicable to this Fund appears at the back of this semiannual report.

Not FDIC Insured

No Bank Guarantee

May Lose Value

Message to Shareholders	1
Disclosure of Fund Expenses	2
Key Investment Terms	4

Fund	Schedule of Investments

Virtus Emerging Markets Debt Fund	8
Virtus Duff & Phelps Global Infrastructure Fund (“Duff & Phelps Global Infrastructure Fund”) (f/k/a Virtus Global Infrastructure Fund)	9
Virtus Duff & Phelps Global Real Estate Securities Fund (“Duff & Phelps Global Real Estate Securities Fund”) (f/k/a Virtus Global Real Estate Securities Fund)	10
Virtus Duff & Phelps International Equity Fund (“Duff & Phelps International Equity Fund”) (f/k/a Virtus International Equity Fund)	12
Virtus Duff & Phelps International Real Estate Securities Fund (“Duff & Phelps International Real Estate Securities Fund”) (f/k/a Virtus International Real Estate Securities Fund)	14
Virtus Horizon International Wealth Masters Fund (“Horizon International Wealth Masters Fund”) (f/k/a Virtus International Wealth Masters Fund)	16
Virtus KAR Emerging Markets Small-Cap Fund (“KAR Emerging Markets Small-Cap Fund”) (f/k/a Virtus Emerging Markets Small-Cap Fund)	19
Virtus KAR International Small-Cap Fund (“KAR International Small-Cap Fund”) (f/k/a Virtus International Small-Cap Fund)	20
Virtus Vontobel Global Opportunities Fund (“Vontobel Global Opportunities Fund”) (f/k/a Virtus Global Opportunities Fund)	21
Virtus Vontobel Greater European Opportunities Fund (“Vontobel Greater European Opportunities Fund”) (f/k/a Virtus Greater European Opportunities Fund)	22
Statements of Assets and Liabilities	23
Statements of Operations	28
Statements of Changes in Net Assets	33
Financial Highlights	38
Notes to Financial Statements	44
Consideration of Advisory and Subadvisory Agreements by the Board of Trustees	57

Proxy Voting Procedures and Voting Record (Form N-PX)

The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

To My Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present this report that reviews the performance of your fund for the six-month fiscal period ended March 31, 2017.

Despite short-lived selloffs that occurred following the U.K.’s “Brexit” decision last June and the U.S. presidential election in November, the six-month period was strong for global markets. As the fiscal period drew to a close, equity markets continued to benefit from the post-election “Trump bump.” The Federal Reserve (“the Fed”) raised interest rates twice in the period – once in December, and again in March – a clear signal that it believes the U.S. economy is on a growth path. At the same time, other major central banks remained committed to monetary stimulus, adding reassurance to global markets. U.S. growth, as evidenced by strong jobs, housing, and consumer spending data, gives investors reason for optimism. Corporate earnings got off to a strong start for the first quarter of 2017. The pro-growth policies of the new administration, if implemented, could have continued positive impact on earnings and the markets.

Global equity markets turned in positive performance over the six-month period. U.S. large- and small-cap stocks returned 10.12% and 11.52%, as measured by the returns of the S&P 500® Index and Russell 2000® Index, respectively. Within international equities, emerging markets slightly outperformed their developed peers, with the MSCI Emerging Markets Index (net) up 6.80%, compared with the MSCI EAFE® Index (net), which returned 6.48%.

Demand for U.S. Treasuries remained strong, driven by foreign investors seeking safe havens and yield in light of the negative interest rate environment in many international economies. On March 31, 2017, the benchmark 10-year U.S. Treasury yielded 2.40% compared with 1.60% six months earlier. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, was down 2.18% for the six months, while non-investment grade bonds gained 4.50%, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.

Market uncertainty is an ever-present reminder of the importance of portfolio diversification, including exposure to traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies.

On behalf of our investment affiliates, thank you for entrusting Virtus with your assets. Should you have questions about your account or require assistance, please visit our website at Virtus.com, or call our customer service team at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

May 2017

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

1

VIRTUS OPPORTUNITIES TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2016 TO MARCH 31, 2017

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Opportunities Trust Fund (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Expense Table
	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Annualized Expense Ratio	Expenses Paid During Period*
Emerging Markets Debt Fund
Actual
Class A	$1,000.00	$1,010.80	1.34%	$6.72
Class C	1,000.00	1,007.10	2.09	10.46
Class I	1,000.00	1,011.10	1.09	5.47
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.25	1.34	6.74
Class C	1,000.00	1,014.51	2.09	10.50
Class I	1,000.00	1,019.50	1.09	5.49
Duff & Phelps Global Infrastructure Fund
Actual
Class A	$1,000.00	$1,030.50	1.30%	$6.58
Class C	1,000.00	1,026.80	2.05	10.36
Class I	1,000.00	1,032.00	1.06	5.37
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.45	1.30	6.54
Class C	1,000.00	1,014.71	2.05	10.30
Class I	1,000.00	1,019.65	1.06	5.34
Duff & Phelps Global Real Estate Securities Fund
Actual
Class A	$1,000.00	$961.90	1.40%	$6.85
Class C	1,000.00	958.30	2.15	10.50
Class I	1,000.00	963.00	1.15	5.63
Class R6‡	1,000.00	1,050.50	1.04	4.24
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.95	1.40	7.04
Class C	1,000.00	1,014.21	2.15	10.80
Class I	1,000.00	1,019.20	1.15	5.79
Class R6	1,000.00	1,019.75	1.04	5.24
Duff & Phelps International Equity Fund
Actual
Class A	$1,000.00	$1,000.10	1.48%	$7.38
Class C	1,000.00	996.00	2.23	11.10
Class I	1,000.00	1,001.30	1.23	6.14
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.55	1.48	7.44
Class C	1,000.00	1,013.81	2.23	11.20
Class I	1,000.00	1,018.80	1.23	6.19
Duff & Phelps International Real Estate Securities Fund
Actual
Class A	$1,000.00	$941.00	1.50%	$7.26
Class C	1,000.00	936.00	2.25	10.86
Class I	1,000.00	942.00	1.25	6.05
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.45	1.50	7.54
Class C	1,000.00	1,013.71	2.25	11.30
Class I	1,000.00	1,018.70	1.25	6.29
Horizon International Wealth Masters Fund
Actual
Class A	$1,000.00	$1,033.00	1.55%	$7.86
Class C	1,000.00	1,029.00	2.30	11.63
Class I	1,000.00	1,033.80	1.30	6.59
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.20	1.55	7.80
Class C	1,000.00	1,013.46	2.30	11.55
Class I	1,000.00	1,018.45	1.30	6.54

2

VIRTUS OPPORTUNITIES TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2016 TO MARCH 31, 2017

Expense Table
	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Annualized Expense Ratio	Expenses Paid During Period*
KAR Emerging Markets Small-Cap Fund
Actual
Class A	$1,000.00	$1,106.80	1.84%	$9.66
Class C	1,000.00	1,103.80	2.59	13.58
Class I	1,000.00	1,108.90	1.59	8.36
Hypothetical (5% return before expenses)
Class A	1,000.00	1,015.76	1.84	9.25
Class C	1,000.00	1,012.02	2.59	12.99
Class I	1,000.00	1,017.00	1.59	8.00
KAR International Small-Cap Fund
Actual
Class A	$1,000.00	$1,118.40	1.59%	$8.40
Class C	1,000.00	1,113.60	2.34	12.33
Class I	1,000.00	1,118.80	1.34	7.08
Class R6	1,000.00	1,119.90	1.25	6.61
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.00	1.59	8.00
Class C	1,000.00	1,013.26	2.34	11.75
Class I	1,000.00	1,018.25	1.34	6.74
Class R6	1,000.00	1,018.70	1.25	6.29
Vontobel Global Opportunities Fund
Actual
Class A	$1,000.00	$1,084.10	1.47%	$7.64
Class C	1,000.00	1,079.80	2.22	11.51
Class I	1,000.00	1,086.10	1.23	6.40
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.60	1.47	7.39
Class C	1,000.00	1,013.86	2.22	11.15
Class I	1,000.00	1,018.80	1.23	6.19
Vontobel Greater European Opportunities Fund
Actual
Class A	$1,000.00	$1,031.40	1.44%	$7.29
Class C	1,000.00	1,026.90	2.19	11.07
Class I	1,000.00	1,032.10	1.19	6.03
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.75	1.44	7.24
Class C	1,000.00	1,014.01	2.19	11.00
Class I	1,000.00	1,018.92	1.19	5.99
*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
‡	November 7, 2016 is the date the class started accruing expenses. Expenses are equal to the Class’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (145 for actual and 182 for hypothetical) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one half-year period.

For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about the Funds’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

3

VIRTUS OPPORTUNITIES TRUST

KEY INVESTMENT TERMS (Unaudited)

MARCH 31, 2017

American Depositary Receipt (ADR)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Bloomberg Barclays U.S. Aggregate Bond Index

The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Bloomberg Barclays U.S. Corporate High Yield Bond Index

The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Brexit

A combination of the words “Britain” and “exit” which refers to Britain’s withdrawal from the European Union.

Exchange-Traded Funds (ETF)

An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.

Federal Reserve (the “Fed”)

The Central Bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

In Specie

In Specie is a phrase describing the distribution of an asset in its present form, rather than selling it and distributing the cash. In specie distribution is made when cash is not readily available, or allocating the physical asset is the better alternative.

MSCI EAFE® Index (net)

The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI Emerging Markets Index (net)

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Real Estate Investment Trust (REIT)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

Russell 2000® Index

The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

4

VIRTUS OPPORTUNITIES TRUST

KEY INVESTMENT TERMS (Unaudited) (Continued)

MARCH 31, 2017

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Sponsored ADR (American Depositary Receipt)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).

5

VIRTUS OPPORTUNITIES TRUST

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)

MARCH 31, 2017

For each Fund, the following tables present portfolio holdings within certain sectors as a percentage of total investments attributable to each sector.

Emerging Markets Debt Fund

Corporate Bonds and Notes		64%
Energy	28%
Financials	26
Consumer Discretionary	10
Foreign Government Securities		36

Total		100%

Duff & Phelps Global Infrastructure Fund

Utilities	43%
Industrials	29
Energy	18
Real Estate	7
Telecommunication Services	3

Total	100%

Duff & Phelps Global Real Estate Securities Fund

Retail REITs	24%
Office REITs	19
Real Estate Operating Companies	14
Residential REITs	12
Specialized REITs	9
Diversified REITs	8
Industrial REITs	6
Other (includes short-term investments)	8

Total	100%

Duff & Phelps International Equity Fund

Financials	22%
Industrials	16
Consumer Discretionary	14
Information Technology	9
Health Care	9
Consumer Staples	9
Energy	9
Other	12

Total	100%

Duff & Phelps International Real Estate Securities Fund

Real Estate Operating Companies	34%
Retail REITs	34
Diversified REITs	16
Office REITs	9
Specialized REITs	4
Industrial REITs	2
Residential REITs	1

Total	100%

Horizon International Wealth Masters Fund

Consumer Discretionary	29%
Industrials	13
Consumer Staples	12
Information Technology	11
Financials	8
Materials	7
Real Estate	4
Other (includes securities lending collateral)	16

Total	100%

KAR Emerging Markets Small-Cap Fund

Consumer Staples	24%
Industrials	18
Financials	15
Materials	13
Consumer Discretionary	11
Information Technology	9
Energy	2
Other (includes short-term investment)	8

Total	100%

KAR International Small-Cap Fund

Information Technology	31%
Industrials	17
Financials	12
Consumer Discretionary	9
Materials	7
Consumer Staples	6
Health Care	6
Other (includes short-term investments)	12

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

6

VIRTUS OPPORTUNITIES TRUST

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited) (Continued)

MARCH 31, 2017

Vontobel Global Opportunities Fund

Consumer Staples	28%
Information Technology	24
Consumer Discretionary	22
Financials	15
Health Care	8
Real Estate	1
Materials	1
Other (Includes short-term investments)	1

Total	100%

Vontobel Greater European Opportunities Fund

Consumer Staples	36%
Consumer Discretionary	17
Health Care	14
Industrials	10
Information Technology	9
Financials	6
Materials	3
Other (includes short-term investments and securities-lending collateral)	5

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.

7

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2017

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—0.9%
Republic of Colombia Treasury Note, Series B, 11.250%, 10/24/18	100,000	COP	$38
Republic of Ghana RegS 10.750%, 10/14/30(3)	$200		235
TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $248)			273

CORPORATE BONDS AND NOTES—1.6%

Chile—0.6%
Guanay Finance Ltd. 144A 6.000%, 12/15/20(2)	194		200

Mexico—0.3%
Grupo Televisa SAB 7.250%, 5/14/43	2,000	MXN	81

United Kingdom—0.5%
EnQuest plc 7.000%, 4/15/22	208		163

	PAR VALUE	VALUE
Venezuela—0.2%
Petroleos de Venezuela S.A. RegS 8.500%, 11/2/17(3)	$60	$50
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $559)		494
TOTAL LONG TERM INVESTMENTS—2.5%
(Identified Cost $807)		767
TOTAL INVESTMENTS—2.5%
(Identified Cost $807)		767	(1)
Other assets and liabilities, net—97.5%		30,018

NET ASSETS—100.0%		$30,785

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to a value of $200 or 0.6% of net assets.
(3)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.

Foreign Currencies:

COP	Colombian Peso
MXN	Mexican Peso

Country Weightings†
Ghana	31%
Chile	26
United Kingdom	21
Mexico	10
Venezuela	7
Colombia	5
Total	100%
† % of total investments as of March 31, 2017

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2017	Level 2 Significant Observable Inputs
Debt Securities:
Corporate Bonds and Notes	$494	$494
Foreign Government Securities	273	273

Total Investments	$767	$767

There are no Level 1 (quoted prices) or Level 3 (significant unobservable inputs) priced securities.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Corporate Bonds and Notes
Investments in Securities
Balance as of September 30, 2016	$38
Accrued discount/(premium)	—
Realized gain (loss)	(118)
Change in unrealized appreciation (depreciation)(c)	119
Purchases	—
Sales(b)	(39)
Transfers into Level 3(a)	—
Transfers from Level 3(a)	—

Balance as of March 31, 2017	$—

(a)	“Transfers into and/or from” represent the ending value as of March 31, 2017, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities, if applicable.
(c)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.

None of the securities in this table are internally fair valued. The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements

8

VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.9%

Energy—18.3%
Enbridge, Inc. (Canada)	115,918	$4,850
Kinder Morgan, Inc. (United States)	200,920	4,368
ONEOK, Inc. (United States)	12,775	708
Pembina Pipeline Corp. (Canada)	36,870	1,169
Plains GP Holdings LP Class A (United States)	45,975	1,437
Tallgrass Energy GP LP (United States)	41,915	1,206
Targa Resources Corp. (United States)	21,405	1,282
TransCanada Corp. (Canada)	88,975	4,106
Williams Cos., Inc. (The) (United States)	51,950	1,537

		20,663

Industrials—28.4%
Abertis Infraestructuras SA (Spain)	146,425	2,359
Aena SA (Spain)(3)	23,275	3,682
Atlantia SpA (Italy)	159,281	4,112
Auckland International Airport Ltd. (New Zealand)	417,859	1,980
Canadian Pacific Railway Ltd. (Canada)	8,640	1,269
CSX Corp. (United States)	56,245	2,618
Ferrovial SA (Spain)	61,430	1,230
Flughafen Zuerich AG Registered Shares (Switzerland)	9,355	1,994
Norfolk Southern Corp. (United States)	19,785	2,215
Transurban Group (Australia)	770,860	6,873
Union Pacific Corp. (United States)	23,730	2,514
Vinci SA (France)	15,785	1,251

		32,097

Real Estate—6.9%
American Tower Corp. (United States)	35,130	4,269
Crown Castle International Corp. (United States)	36,630	3,460

		7,729

Telecommunication Services—3.2%
BCE, Inc. (Canada)	20,535	909
Cellnex Telecom SA (Spain)(3)	81,420	1,344
TELUS Corp. (Canada)	40,090	1,302

		3,555

Utilities—42.1%
ALLETE, Inc. (United States)	15,230	1,031
American Electric Power Co., Inc. (United States)	45,110	3,028
American Water Works Co., Inc. (United States)	31,055	2,415
Aqua America, Inc. (United States)	33,615	1,081

	SHARES	VALUE
Utilities—continued
Atmos Energy Corp. (United States)	12,085	$955
Black Hills Corp. (United States)	21,590	1,435
CenterPoint Energy, Inc. (United States)	31,070	857
CMS Energy Corp. (United States)	31,165	1,394
Dominion Resources, Inc. (United States)	33,095	2,567
DTE Energy Co. (United States)	22,645	2,312
Edison International (United States)	19,415	1,546
Emera, Inc. (Canada)	22,835	807
Eversource Energy (United States)	17,700	1,040
Exelon Corp. (United States)	22,770	819
Iberdrola SA (Spain)	192,835	1,379
Innogy SE (Germany)(2)(3)	32,210	1,216
National Grid plc (United Kingdom)	211,060	2,680
NextEra Energy, Inc. (United States)	36,585	4,696
NiSource, Inc. (United States)	77,890	1,853
ONE Gas, Inc. (United States)	13,930	942
PG&E Corp. (United States)	43,390	2,879
Red Electrica Corp. SA (Spain)	38,890	747
Sempra Energy (United States)	32,185	3,557
South Jersey Industries, Inc. (United States)	23,981	855
Spire, Inc. (United States)	12,640	853
SSE plc (United Kingdom)	56,825	1,051
Vectren Corp. (United States)	20,370	1,194
WEC Energy Group, Inc. (United States)	17,610	1,068
Xcel Energy, Inc. (United States)	28,340	1,260

		47,517
TOTAL COMMON STOCKS (Identified Cost $100,353)		111,561
TOTAL LONG TERM INVESTMENTS—98.9%
(Identified Cost $100,353)		111,561
TOTAL INVESTMENTS—98.9% (Identified Cost $100,353)		111,561	(1)
Other assets and liabilities, net—1.1%		1,279

NET ASSETS—100.0%		$112,840

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to a value of $6,242 or 5.5% of net assets.

Country Weightings†
United States	58%
Canada	13
Spain	10
Australia	6
Italy	4
United Kingdom	3
Switzerland	2
Other	4
Total	100%
† % of total investments as of March 31, 2017

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$111,561	$111,561

Total Investments	$111,561	$111,561

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $8,853 were transferred from Level 2 to Level 1 based on our valuation procedures for non-U.S. securities. (See Note 2A in the Notes to Financial Statements for more information.)

See Notes to Financial Statements

9

VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.3%

Australia—4.7%
Dexus Property Group	134,339	$1,003
GPT Group (The) – In Specie(2)(3)(5)	13,566	—	(7)
National Storage REIT	2,135,000	2,333
Scentre Group	898,389	2,944
Westfield Corp.	401,350	2,723

		9,003

Austria—0.3%
Atrium European Real Estate Ltd.(2)	154,777	626

Canada—3.0%
Allied Properties Real Estate Investment Trust	70,385	1,910
Canadian Real Estate Investment Trust	22,475	820
First Capital Realty, Inc.	63,880	962
RioCan Real Estate Investment Trust	100,662	1,983

		5,675

Finland—0.5%
Citycon OYJ	413,232	979

France—2.0%
Klepierre	69,620	2,708
Mercialys SA	57,150	1,066

		3,774

Germany—5.8%
ADO Properties SA(4)	72,542	2,602
Deutsche Wohnen AG	66,075	2,176
LEG Immobilien AG(2)	8,304	681
TLG Immobilien AG	128,900	2,511
Vonovia SE	88,848	3,131

		11,101

Hong Kong—1.8%
Hysan Development Co., Ltd.	106,000	481
Link REIT	425,504	2,981

		3,462

Japan—5.9%
GLP J-REIT	1,052	1,216
Hulic Co., Ltd.	131,900	1,240
Invincible Investment Corp.	1,735	698
Japan Real Estate Investment Corp.	218	1,155
Kenedix Office Investment Corp.	204	1,202
Kenedix Retail REIT Corp.	385	865
LaSalle Logiport REIT	1,506	1,395
Nippon Building Fund, Inc.	217	1,187
Nippon Prologis REIT, Inc.	593	1,285
United Urban Investment Corp.	688	1,057

		11,300

	SHARES	VALUE
Mexico—0.3%
Prologis Property Mexico SA de CV	329,800	$565

Netherlands—2.3%
Unibail-Rodamco SE	19,048	4,452

Norway—0.8%
Entra ASA(4)	132,500	1,447

Singapore—0.5%
CapitaLand Mall Trust	432,450	609
Global Logistic Properties Ltd.	222,500	442

		1,051

Spain—1.5%
Axiare Patrimonio SOCIMI SA	77,524	1,157
Hispania Activos Inmobiliarios SOCIMI SA	114,318	1,643

		2,800

Sweden—0.9%
Castellum AB	126,410	1,676

United Kingdom—6.1%
Big Yellow Group plc	125,728	1,151
British Land Co. plc (The)	143,500	1,097
Derwent London plc	31,910	1,124
Great Portland Estates plc	59,276	484
Hammerson plc	190,420	1,362
Land Securities Group plc	108,131	1,434
Safestore Holdings plc	238,557	1,133
Segro plc	275,628	1,575
UNITE Group plc (The)	293,900	2,344

		11,704

United States—61.9%
Alexandria Real Estate Equities, Inc.	32,400	3,581
American Campus Communities, Inc.	46,738	2,224
American Homes 4 Rent Class A	120,250	2,761
Apartment Investment & Management Co. Class A	57,600	2,555
AvalonBay Communities, Inc.	23,765	4,363
Boston Properties, Inc.	25,328	3,354
Brixmor Property Group, Inc.	138,633	2,975
CoreSite Realty Corp.	20,200	1,819
Cousins Properties, Inc.	240,400	1,988
CubeSmart	147,975	3,841
CyrusOne, Inc.	35,500	1,827
DCT Industrial Trust, Inc.	82,298	3,960
Digital Realty Trust, Inc.	45,450	4,835
Douglas Emmett, Inc.	76,995	2,957
Duke Realty Corp.	135,531	3,560
Equinix, Inc.	1,800	721
Equity LifeStyle Properties, Inc.	24,746	1,907
Equity Residential	46,415	2,888
Essex Property Trust, Inc.	12,927	2,993
Extra Space Storage, Inc.	39,745	2,957
Federal Realty Investment Trust	19,900	2,657
GGP, Inc.	70,719	1,639

	SHARES	VALUE
United States—continued
Healthcare Realty Trust, Inc.	59,321	$1,928
Healthcare Trust of America, Inc. Class A	97,000	3,052
Highwoods Properties, Inc.	49,406	2,427
Host Hotels & Resorts, Inc.	72,708	1,357
Kilroy Realty Corp.	45,875	3,307
Paramount Group, Inc.	151,440	2,455
Pebblebrook Hotel Trust	36,509	1,066
Prologis, Inc.	119,498	6,200
Public Storage	16,222	3,551
Regency Centers Corp.	62,250	4,133
RLJ Lodging Trust	62,550	1,471
Simon Property Group, Inc.	54,231	9,329
STORE Capital Corp.	113,672	2,714
Sun Communities, Inc.	38,450	3,089
Tanger Factory Outlet Centers, Inc.	79,750	2,613
Ventas, Inc.	24,472	1,592
Vornado Realty Trust	49,600	4,975
Welltower, Inc.	11,919	844

		118,465
TOTAL COMMON STOCKS (Identified Cost $178,114)		188,080
TOTAL LONG TERM INVESTMENTS—98.3%
(Identified Cost $178,114)		188,080

SHORT-TERM INVESTMENT—0.3%

Money Market Mutual Fund—0.3%
JPMorgan U.S. Government Money Market Fund – Institutional Shares (seven-day effective yield 0.622%)(6)	515,718	516
TOTAL SHORT-TERM INVESTMENT (Identified Cost $516)		516
TOTAL INVESTMENTS—98.6% (Identified Cost $178,630)		188,596	(1)
Other assets and liabilities, net—1.4%		2,682

NET ASSETS—100.0%		$191,278

Abbreviation:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Illiquid security.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to a value of $4,049 or 2.1% of net assets.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

10

VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

(5)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.
(6)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(7)	Amount is less than $500.

Country Weightings†
United States	63%
United Kingdom	6
Japan	6
Germany	6
Australia	5
Canada	3
Netherlands	2
Other	9
Total	100%
† % of total investments as of March 31, 2017

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2017	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$188,080	$188,080	$—	(1)*
Short-Term Investments	516	516	—

Total Investments	$188,596	$188,596	$—	(1)*

(1)	Amount less than $500.
*	Includes internally fair valued security.

There are no Level 2 (significant observable inputs) priced securities.

Securities held by the Fund with an end of period value of $24,816 were transferred from Level 2 to Level 1 based on our valuation procedures for non-U.S. securities.

(See Note 2A in the Notes to Financial Statements for more information.)

Common Stocks
Investments in Securities
Balance as of September 30, 2016	$—	(c)
Accrued discount (premium)	—
Realized gain (loss)	—
Change in appreciation (depreciation)(d)	—	(b)
Purchases	—
Sales	—
Transfers into Level 3(a)	—
Transfers from Level 3(a)	—

Balance as of March 31, 2017	$—	(b)(c)

(a)	“Transfers into and from” Level 3 represent the ending value as of March 31, 2017, for any investment where a change in pricing level occurred from the beginning to end of period.
(b)	Amount is less than $500.
(c)	Includes internally fair valued security.
(d)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.

See Notes to Financial Statements

11

VIRTUS DUFF & PHELPS INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2017

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—2.9%

Consumer Staples—2.9%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar 1.507% (Brazil)	6,385	$123
TOTAL PREFERRED STOCK (Identified Cost $105)		123

COMMON STOCKS—93.6%

Consumer Discretionary—13.7%
Bayerische Motoren Werke AG (Germany)	1,265	116
Fuji Heavy Industries Ltd. (Japan)	3,140	115
IMAX Corp. (Canada)(2)	4,090	139
Kroton Educacional SA (Brazil)	19,855	84
Sony Corp. Sponsored ADR (Japan)	3,965	134

		588

Consumer Staples—5.4%
British American Tobacco plc (United Kingdom)	1,735	115
Marine Harvest ASA Sponsored ADR (Norway)(2)	7,415	114

		229

Energy—8.2%
Petroleo Brasileiro S.A. Sponsored ADR (Brazil)(2)	13,056	126
Statoil ASA (Norway)	6,490	111
TechnipFMC plc (France)(2)	3,510	115

		352

Financials—21.2%
Barclays plc (United Kingdom)	47,270	133
BNP Paribas SA (France)	1,970	131

	SHARES	VALUE
Financials—continued
DBS Group Holdings Ltd. (Singapore)	11,205	$156
ING Groep NV (Netherlands)	8,238	125
Mizuho Financial Group, Inc. (Japan)	66,065	121
ORIX Corp. (Japan)	7,655	113
Societe Generale SA (France)	2,530	128

		907

Health Care—8.9%
Allergan plc (Ireland)	541	129
Icon plc (Ireland)(2)	1,605	128
Shire plc ADR (United Kingdom)	720	126

		383

Industrials—15.2%
Airbus SE (France)	1,680	128
Ashtead Group plc (United Kingdom)	7,560	156
Hitachi Ltd. (Japan)	19,000	103
Nidec Corp. (Japan)	1,510	144
RELX plc (United Kingdom)	5,995	117

		648

Information Technology—9.1%
Broadcom Ltd. (Singapore)	620	136
Check Point Software Technologies Ltd. (Israel)(2)	1,105	114
SAP SE Sponsored ADR (Germany)	1,430	140

		390

Materials—5.5%
Fortescue Metals Group Ltd. (Australia)	21,110	100
Toray Industries, Inc. (Japan)	15,115	134

		234

	SHARES	VALUE
Real Estate—3.4%
LendLease Group (Australia)	12,370	$147

Telecommunication Services—3.0%
Nippon Telegraph & Telephone Corp. ADR (Japan)	3,015	129
TOTAL COMMON STOCKS (Identified Cost $3,470)		4,007
TOTAL LONG TERM INVESTMENTS—96.5%
(Identified Cost $3,575)		4,130
TOTAL INVESTMENTS—96.5%
(Identified Cost $3,575)		4,130	(1)
Other assets and liabilities, net—3.5%		152

NET ASSETS—100.0%		$4,282

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

At March 31, 2017, the Fund had entered into forward currency exchange contracts as follows:

Currency Purchased	Value	Currency Sold	Value	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
JPY	65,603	USD	590	JPMorgan Chase	6/5/17	$1	$—
JPY	64,768	USD	583	JPMorgan Chase	7/18/17	1	—
USD	578	JPY	65,603	JPMorgan Chase	6/5/17	—	(12)
USD	568	JPY	64,768	JPMorgan Chase	7/18/17	—	(18)

						$2	$(30)

JPY	Japanese Yen
USD	United States Dollars

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

12

VIRTUS DUFF & PHELPS INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

Country Weightings†
Japan	24%
United Kingdom	16
France	12
Brazil	8
Singapore	7
Ireland	6
Germany	6
Other	21
Total	100%
† % of total investments as of March 31, 2017.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities
Common Stocks	$4,007	$4,007	$—
Preferred Stocks	123	123	—
Other Financial Instruments:
Foreign Currency Exchange Contracts	2	—	2

Total Assets	$4,132	$4,130	$2

Liabilities:
Other Financial Instruments:
Foreign Currency Exchange Contracts	$(30)	$—	$(30)

Total Liabilities	$(30)	$—	$(30)

There are no Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $528 were transferred from Level 2 to Level 1 based on our valuation procedures for non-U.S. securities.

(See Note 2A in the Notes to Financial Statements for more information.)

See Notes to Financial Statements

13

VIRTUS DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.0%

Australia—13.2%
Dexus Property Group	50,518	$377
GPT Group (The) – In Specie(2)(3)(5)	588,920	10
National Storage REIT	621,000	679
Scentre Group	384,171	1,259
Westfield Corp.	162,473	1,102

		3,427

Austria—0.5%
Atrium European Real Estate Ltd.(2)	30,230	122

Canada—8.4%
Allied Properties Real Estate Investment Trust	26,065	708
Canadian Real Estate Investment Trust	8,695	317
First Capital Realty, Inc.	24,705	372
RioCan Real Estate Investment Trust	39,550	779

		2,176

Finland—1.5%
Citycon OYJ	167,291	396

France—5.3%
Klepierre	24,956	971
Mercialys SA	22,200	414

		1,385

Germany—11.7%
ADO Properties SA(4)	14,322	514
Deutsche Wohnen AG	24,875	819
LEG Immobilien AG(2)	2,411	198
TLG Immobilien AG	21,800	425
Vonovia SE	30,545	1,076

		3,032

Hong Kong—6.1%
Hysan Development Co., Ltd.	55,000	250
Link REIT	191,441	1,341

		1,591

Japan—18.1%
GLP J-REIT	467	540
Hulic Co., Ltd.	62,500	588
Invincible Investment Corp.	602	242
Japan Real Estate Investment Corp.	97	514
Kenedix Office Investment Corp.	77	454
Kenedix Retail REIT Corp.	179	402
LaSalle Logiport REIT	555	514
Nippon Building Fund, Inc.	95	519
Nippon Prologis REIT, Inc.	221	479
United Urban Investment Corp.	302	464

		4,716

	SHARES	VALUE
Mexico—0.5%
Prologis Property Mexico SA de CV	82,200	$141

Netherlands—6.2%
Unibail-Rodamco SE	6,860	1,603

Norway—2.1%
Entra ASA(4)	49,000	535

Singapore—1.7%
CapitaLand Mall Trust	211,650	298
Global Logistic Properties Ltd.	66,000	131

		429

Spain—4.1%
Axiare Patrimonio SOCIMI SA	27,970	418
Hispania Activos Inmobiliarios SOCIMI SA	46,027	661

		1,079

Sweden—2.4%
Castellum AB	47,699	632

United Kingdom—16.2%
Big Yellow Group plc	45,288	414
British Land Co. plc (The)	61,105	467
Derwent London plc	13,346	470
Great Portland Estates plc	24,018	196
Hammerson plc	54,209	388
Land Securities Group plc	51,085	678
Safestore Holdings plc	83,376	396
Segro plc	106,868	611
UNITE Group plc (The)	74,700	596

		4,216
TOTAL COMMON STOCKS (Identified Cost $19,326)		25,480
TOTAL LONG TERM INVESTMENTS—98.0%
(Identified Cost $19,326)		25,480
TOTAL INVESTMENTS—98.0% (Identified Cost $19,326)		25,480	(1)
Other assets and liabilities, net—2.0%		508

NET ASSETS—100.0%		$25,988

Abbreviation:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Illiquid security.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to a value of $1,049 or 4.0% of net assets.
(5)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

Country Weightings†
Japan	19%
United Kingdom	17
Australia	13
Germany	12
Canada	9
Netherlands	6
Hong Kong	6
Other	18
Total	100%
† % of total investments as of March 31, 2017.

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

14

VIRTUS DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2017	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$25,480	$25,470	$10	*

Total Investments	$25,480	$25,470	$10	*

*	Includes internally fair valued security.

There are no Level 2 (significant observable inputs) priced securities.

Securities held by the Fund with an end of period value of $10,153 were transferred from Level 2 to Level 1 based on our valuation procedures for non-U.S. securities

(See Note 2A in the Notes to Financial Statements for more information.)

Common Stocks
Investments in Securities
Balance as of September 30, 2016	$—	(b)
Accrued discount/(premium)	—
Realized gain (loss)	—
Change in appreciation (depreciation)(c)	10
Purchases	—
Sales	—
Transfers into Level 3(a)	—
Transfers from Level 3(a)	—

Balance as of March 31, 2017	$10	(b)

(a)	“Transfers into and from” Level 3 represent the ending value as of March 31, 2017, for any investment where a change in pricing level occurred from beginning to end of period.
(b)	Internally fair valued.
(c)	Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.

See Notes to Financial Statements

15

VIRTUS HORIZON INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.6%

Consumer Discretionary—30.1%
Altice NV Class A (Netherlands)(2)	1,786	$40
Autogrill S.p.A (Italy)	735	7
Autoneum Holding AG (Switzerland)	77	23
Axel Springer SE (Germany)	542	30
Bayerische Motoren Werke AG (Germany)	327	30
Benesse Holdings, Inc. (Japan)	1,210	38
Brembo S.p.A (Italy)	99	7
Brunello Cucinelli S.p.A (Italy)	307	7
Carnival plc (United Kingdom)	732	42
Chow Tai Fook Jewellery Group Ltd. (Hong Kong)	7,000	7
Christian Dior SE (France)	69	16
Cie Finance Richemont SA Registered Shares (Switzerland)	295	23
Continental AG (Germany)	139	31
Crown Resorts Ltd. (Australia)	2,707	24
CTS Eventim AG & Co. KGaA (Germany)(2)	788	31
Daily Mail & General Trust plc Class A (United Kingdom)	4,547	41
De’Longhi S.p.A (Italy)	254	7
Dixons Carphone plc (United Kingdom)	10,633	42
Domino’s Pizza Enterprises Ltd. (Australia)	573	25
Don Quijote Holdings Co., Ltd. (Japan)	1,125	39
Dufry AG Registered Shares (Switzerland)(2)	156	24
Dunelm Group plc (United Kingdom)	5,139	41
Fast Retailing co., Ltd. (Japan)	124	39
Fielmann AG (Germany)	380	29
Forbo Holding AG Registered Shares (Switzerland)(2)	15	23
Galaxy Entertainment Group Ltd. (Hong Kong)	1,240	7
Genting Singapore plc (Singapore)	10,000	7
Geox S.p.A (Italy)(4)	3,128	8
Global Brands Group Holding Ltd. (Hong Kong)(2)	58,000	6
Harvey Norman Holdings Ltd. (Australia)	6,977	24
Heiwa Corp. (Japan)	1,465	36
Hennes & Mauritz AB Class B (Sweden)	434	11
Hermes International (France)	33	16
Hikari Tsushin, Inc. (Japan)	395	39
Industria de Diseno Textil SA (Spain)	571	20
Jardine Cycle & Carriage Ltd. (Singapore)	228	7
JCDecaux SA (France)	447	16
Kering (France)	60	16
L’Occitane International SA (France)	7,500	15
Li & Fung Ltd. (Hong Kong)	13,650	6
Luxottica Group S.p.A (Italy)	132	7
LVMH Moet Hennessy Louis Vuitton SE (France)	71	16
Man Wah Holding Ltd. (Hong Kong)	8,600	7
Mediaset S.p.A (Italy)	1,726	7

	SHARES	VALUE
Consumer Discretionary—continued
Mekonomen AB (Sweden)	570	$11
Melco Crown Entertainment Ltd. ADR (Hong Kong)	370	7
Melco International Development Ltd. (Hong Kong)	3,800	7
Melia Hotels International SA (Spain)	1,467	20
Merlin Entertainment plc (United Kingdom)(3)	6,813	41
Metropole Television SA (France)	703	16
MGM China Holings Ltd. (Hong Kong)	3,200	7
Moncler S.p.A (Italy)	334	7
Nitori Holdings Co., Ltd. (Japan)	328	41
NOS SGPS SA (Portugal)	669	4
Ocado Group plc (United Kingdom)(2)(4)	13,391	40
Plastic Omnium SA (France)	423	15
PRADA S.p.A (Italy)	1,900	8
Premier Investments Ltd. (Australia)	2,277	25
Publicis Groupe SA (France)	229	16
Rakuten, Inc. (Japan)	3,920	39
Royal Caribbean Cruises Ltd. (Norway)	60	6
Salvatore Ferragamo S.p.A (Italy)	247	7
Sands China Ltd. (Hong Kong)	1,450	7
Sankyo Co., Ltd. (Japan)	1,125	38
Sega Sammy Holdings, Inc. (Japan)	2,680	36
Seven West Media Ltd. (Australia)	45,837	28
SFR Group SA (France)(2)	499	16
Shangri-La Asia Ltd. (Hong Kong)	5,550	8
Shimanura Co., Ltd. (Japan)	292	39
SJM Holdings Ltd. (Hong Kong)	8,000	7
Sodexo SA (France)	136	16
Sports Direct International plc (United Kingdom)(2)	11,282	44
Start Today Co., Ltd. (Japan)	1,900	42
Steinhoff International Holdings NV (Germany)(2)	5,813	28
Swatch Group AG (The) (Switzerland)	66	24
Techtronics Industries Co., Ltd. (Hong Kong)	1,600	7
Television Francaise 1 (France)	1,290	15
Tod’s S.p.A (Italy)	95	7
Universal Entertainment Corp. (Japan)	1,186	38
Vivendi (France)(2)	837	16
Wynn Macau Ltd. (Hong Kong)	3,300	7
Yoox Net-A-Porter Group S.p.A (Italy)(2)	307	7
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	1,825	7

		1,691

Consumer Staples—12.6%
AAK AB (Sweden)	164	11
Anheuser-Busch InBev N.V. (Belgium)	516	57
Associated British Foods plc (United Kingdom)	1,238	40
Axfood AB (Sweden)	740	11

	SHARES	VALUE
Consumer Staples—continued
Barry Callebaut AG Registered Shares (Switzerland)(2)	17	$22
Beiersdorf AG (Germany)	309	29
Carrefour SA (France)	657	16
Casino Guichard Perrachon SA (France)	279	16
Cosmos Pharmaceutical Corp. (Japan)	200	39
Dairy Farm International Holdings Ltd. (Hong Kong)	810	7
Davide Campari-Milano S.p.A (Italy)	678	8
First Resources Ltd. (Singapore)	5,130	7
Golden Agri-Resources Ltd. (Singapore)	26,700	7
Heineken Holding NV (Netherlands)	494	39
Henkel AG & Co. KGaA (Germany)	263	29
Jeronimo Martins SGPS SA (Portugal)	212	4
Kose Corp. (Japan)	430	39
L’Oreal SA (France)	80	15
Marine Harvest ASA (Norway)	342	5
MARR S.p.A (Italy)	331	7
Metro AG (Germany)	936	30
Orkla ASA (Norway)	628	6
Pernod Ricard SA (France)	131	16
Pola Orbis Holdings, Inc. (Japan)	1,646	40
Rallye SA (France)	743	15
Remy Cointreau SA (France)	161	16
Sonae SGPS SA (Portugal)(2)	3,660	4
Sugi Holdings Co., Ltd. (Japan)	845	39
Sundrug Co., Ltd. (Japan)	1,170	39
Suntory Beverage & Food Ltd. (Japan)	940	40
Unicharm Corp. (Japan)	1,665	40
WH Group Ltd. (Hong Kong)(3)	8,500	7
Wilmar International Ltd. (Singapore)	2,890	7

		707

Energy—3.4%
Akastor ASA (Norway)(2)	3,699	6
Aker BP ASA (Norway)	350	6
Aker Solutions ASA (Norway)(2)	914	5
Avance Gas Holding Ltd. (Norway)(3)	1,662	5
BW LPG Ltd. (Norway)(3)	1,175	6
BW Offshore Ltd. (Norway)(2)	2,158	5
Delek Group Ltd. (Israel)	29	7
Galp Energia SGPS SA (Portugal)	247	4
Genel Energy plc (United Kingdom)(2)(4)	43,923	36
Petrofac Ltd. (United Kingdom)	3,626	42
Saras S.p.A (Italy)(2)	3,953	7
Seadrill Ltd. (Norway)(2)(4)	4,212	7
Ship Finance International Ltd. (Norway)	391	6
Tecnicas Reunidas SA (Spain)	496	19
Tenaris SA ADR (Italy)	230	8
Transocean Ltd. (United States)	1,852	23

		192

Financials—8.8%
ACOM Co., Ltd. (Japan)(2)	9,600	38
Ashmore Group plc (United Kingdom)	9,463	42

See Notes to Financial Statements

16

VIRTUS HORIZON INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	SHARES	VALUE
Financials—continued
Assicurazioni Generali S.p.A (Italy)	462	$7
Banca Mediolanum S.p.A (Italy)	1,009	7
Banco Santander SA (Spain)	3,228	20
Bank Hapoalim BM (Israel)	1,083	7
Bank of East Asia Ltd. (The) (Hong Kong)	1,600	7
Bankinter SA (Spain)	2,393	20
City Developments Ltd. (Singapore)	1,000	7
Emperor Capital Group Ltd. (Hong Kong)	72,000	6
First Pacific Co., Ltd. (Hong Kong)	9,700	7
Goldin Financial Holdings Ltd. (Hong Kong)(2)	16,600	6
Groupe Bruxelles Lambert SA (Belgium)	637	58
Hutchison Port Holdings Trust Class U (Singapore)	18,100	8
Industrivarden AB Class A (Sweden)	496	11
Kingston Financial Group Ltd. (Hong Kong)	19,300	6
Matsui Securities Co., Ltd. (Japan)	4,695	37
Oversea-Chinese Banking Corp., Ltd. (Singapore)	1,075	8
Pargesa Holding SA (Switzerland)	321	23
Partners Group Holding AG (Switzerland)	41	22
Platinum Asset Management Ltd. (Australia)	6,255	25
Reinet Investments SCA (United Kingdom)	20,223	44
Schroders plc (United Kingdom)	1,058	40
Svenska Handelsbanken AB Class A (Sweden)(4)	795	11
United Overseas Bank Ltd. (Singapore)	452	7
Wendel SE (France)	126	16
Wharf Holdings Ltd. (The) (Hong Kong)	750	6

		496

Health Care—4.4%
BioMerieux (France)	95	16
CYBERDYNE, Inc. (Japan)(2)(4)	2,735	39
DiaSorin S.p.A (Italy)	106	7
Eurofins Scientific SE (France)	36	16
Galenica AG Registered Shares (Switzerland)	20	21
Getinge AB Class B (Sweden)	634	11
Ipsen SA (France)	158	16
RHOEN-KLINIKUM AG (Germany)	1,072	29
Roche Holding AG (Switzerland)	90	23
Straumann Holding AG Registered Shares (Switzerland)	51	24
Taisho Pharmaceutical Holdings Co., Ltd. (Japan)	490	40
Taro Pharmaceutical Industries Ltd. (Israel)(2)	60	7

		249

Industrials—13.7%
ACS Actividades de Construccion y Servicios SA (Spain)	593	20
Alfa Laval AB (Sweden)	614	12

	SHARES	VALUE
Industrials—continued
Alstom SA (France)(2)	537	$16
ANDRITZ AG (Austria)	593	30
Assa Abloy AB Class B (Sweden)	558	12
Bollore SA (France)	4,039	16
Bouygues SA (France)	374	15
Cargotec Oyj Class B (Finland)	611	30
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	790	6
CK Hutchison Holdings Ltd. (Hong Kong)	550	7
Dassault Aviation SA (France)	12	15
easyJet plc (United Kingdom)	3,265	42
Ferrovial SA (Spain)	994	20
Fomento de Construcciones y Contratas SA (Spain)(2)	2,159	20
HK Electric Investments & HK Electric Investments Ltd. (Hong Kong)(3)	7,200	7
Indutrade AB (Sweden)	582	11
IWG plc (United Kingdom)	10,937	44
Jardine Matheson Holdings Ltd. (Singapore)	108	7
Jardine Strategic Holdings Ltd. (Singapore)	186	8
Kloeckner & Co. SE (Germany)(2)	2,536	27
Kone Oyj Class B (Finland)	707	31
Kuehne & Nagel International AG Registered Shares (Switzerland)	159	23
Nidec Corp. (Japan)	410	39
Noble Group Ltd. (Singapore)(2)	53,700	7
Nordex SE (Germany)(2)(4)	2,030	28
NWS Holdings Ltd. (Hong Kong)	3,600	7
Obrascon Huarte Lain SA (Spain)	4,193	19
OC Oerlikon Corp. AG Registered Shares (Switzerland)(2)	2,071	22
Orient Overseas International Ltd. (Hong Kong)(2)	1,200	6
Prosegur Cia de Seguridad SA (Spain)	3,388	20
Rieter Holding AG Registered Shares (Switzerland)(2)	110	23
Ryanair Holdings plc Sponsored ADR (United Kingdom)(2)	494	41
Salini Impregilo S.p.A (Italy)	2,147	7
Securities AB Class B (Sweden)	724	11
Seven Group Holdings Ltd. (Australia)	3,090	25
SGL Carbon SE (Germany)(2)	3,094	32
SGS SA Registered Shares (Switzerland)	10	21
Skanska AB Class B (Sweden)	470	11
Sulzer AG Registered Shares (Switzerland)	211	22
Summit Ascent Holdings Ltd. (Hong Kong)(2)	20,000	7

		767

Information Technology—11.4%
Arbonia AG (Switzerland)(2)	1,322	22
Check Point Software Technologies Ltd. (Israel)	69	7
COLOPL, Inc. (Japan)(4)	4,000	37
Dassault Systemes SE (France)	184	16

	SHARES	VALUE
Information Technology—continued
Gree, Inc. (Japan)	6,000	$38
GungHo Online Entertainment, Inc. (Japan)	17,700	39
Hexagon AB Class B (Sweden)	285	11
Keyence Corp. (Japan)	98	39
Konami Holdings Corp. (Japan)	875	37
Lenovo Group Ltd. (Hong Kong)	10,400	7
Mixi, Inc. (Japan)	860	41
Nexon Co., Ltd. (Japan)	2,490	40
OBIC Business Consultants Co., Ltd. (Japan)	785	39
OBIC Co., Ltd. (Japan)	821	39
Otsuka Corp. (Japan)	752	41
Renishaw plc (United Kingdom)	1,040	41
SAP SE (Germany)	301	30
Silverlake Axis Ltd. (Singapore)	17,600	7
Square Enix Holdings Co., Ltd. (Japan)	1,265	36
United Internet AG Registered Shares (Germany)	699	31
VTech Holdings Ltd. (Hong Kong)	542	7
Yahoo Japan Corp. (Japan)	8,200	38

		643

Materials—7.2%
APERAM SA (Netherlands)	777	39
ArcelorMittal (Netherlands)(2)	4,493	38
EMS-Chemie Holding AG Registered Shares (Switzerland)(2)	39	23
Evolution Mining Ltd. (Australia)	14,337	23
Fortescue Metals Group Ltd. (Australia)	4,743	22
Frutarom Industries Ltd. (Israel)	127	7
Glencore plc (United Kingdom)(2)	9,979	39
HeidelbergCement AG (Germany)	309	29
Hexpol AB (Sweden)(2)	1,085	11
Holmen AB Class B (Sweden)	277	11
Imerys SA (France)	189	16
Israel Chemicals Ltd. (Israel)	1,558	7
Israel Corp., Ltd. (The) (Israel)(2)	36	7
LafargeHolcim Ltd. Registered Shares (Switzerland)(2)	390	23
OCI NV (Netherlands)(2)	2,090	40
Pact Group Holdings Ltd. (Australia)	4,570	24
Vicat (France)	225	16
Wacker Chemie AG (Germany)	273	28

		403

Real Estate—4.5%
Abacus Property Group (Australia)	9,936	25
Champion REIT (Hong Kong)	10,600	6
Cheung Kong Property Holdings Ltd. (Hong Kong)	950	6
Fonciere Des Regions (France)	185	15
Fortune REIT (Hong Kong)	5,900	7
Hang Lung Group Ltd. (Hong Kong)	1,600	7
Hang Lung Properties Ltd. (Hong Kong)	2,500	6
Henderson Land Development Co., Ltd. (Hong Kong)	1,111	7
Hongkong Land Holdings Ltd. (Singapore)	1,000	8

See Notes to Financial Statements

17

VIRTUS HORIZON INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	SHARES	VALUE
Real Estate—continued
Hufvudstaden AB Class A (Sweden)(4)	736	$11
Hysan Development Co., Ltd. (Hong Kong)	1,450	7
Intu Properties plc (United Kingdom)	11,757	41
Kerry Properties Ltd. (Hong Kong)	1,900	7
L E Lundbergforetagen AB Class B (Sweden)	168	11
New World Development Co., Ltd. (Hong Kong)	5,100	6
Scentre Group (Australia)	7,603	25
Sino Land Co., Ltd. (Hong Kong)	3,700	6
Sun Hung Kai Properties Ltd. (Hong Kong)	450	7
UOL Group Ltd. (Singapore)	1,543	8
Westfield Corp. (Australia)	3,677	25
Wheelock & Co., Ltd. (Hong Kong)	855	7
Yanlord Land Group Ltd. (Singapore)	5,700	7

		255

Telecommunication Services—2.5%
HKT Trust & HKT Ltd. (Hong Kong)	5,000	7
Iliad SA (France)	68	15
PCCW Ltd. (Hong Kong)	10,900	6
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	5,000	6
SoftBank Group Corp. (Japan)	541	38
TalkTalk Telecom Group plc (United Kingdom)(4)	18,403	44
TPG Telecom Ltd. (Australia)	4,498	24

		140

	SHARES	VALUE
Utilities—1.0%
CLP Holdings Ltd. (Hong Kong)	639	$7
Engie SA (France)	1,138	16
Hong Kong & China Gas Co., Ltd. (Hong Kong)	3,285	7
Kenon Holdings Ltd. (Israel)(2)	567	7
Power Assets Holdings Ltd. (Hong Kong)	750	6
Rubis SCA (France)	155	15

		58
TOTAL COMMON STOCKS (Identified Cost $5,252)		5,601
TOTAL LONG TERM INVESTMENTS—99.6%
(Identified Cost $5,252)		5,601

SECURITIES LENDING COLLATERAL—4.3%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) – Institutional Shares (seven-day effective yield 0.910%)(5)(6)	243,955	244
TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $244)		244
TOTAL INVESTMENTS—103.9% (Identified Cost $5,496)		5,845	(1)
Other assets and liabilities, net—(3.9)%		(222)

NET ASSETS—100.0%		$5,623

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to a value of $66 or 1.2% of net assets.
(4)	All or a portion of security is on loan.
(5)	Represents security purchased with cash collateral received for securities on loan.
(6)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

Country Weightings†
Japan	25%
United Kingdom	14
France	9
Germany	9
Switzerland	7
Australia	6
Hong Kong	5
Other	25
Total	100%
† % of total investments as of March 31, 2017.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$5,601	$5,601
Securities Lending Collateral	244	244

Total Investments	$5,845	$5,845

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $2,153 were transferred from Level 2 to Level 1, based on our valuation procedures for non-U.S. securities. (See Note 2A in the Notes to Financial Statements for more information).

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

18

VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2017

($ reported in thousands)

	SHARES	VALUE

PREFERRED STOCK—0.9%

Consumer Discretionary—0.9%
Whirlpool SA 0.14% (Brazil)(2)	55,164	$60
TOTAL PREFERRED STOCK (Identified Cost $45)		60

COMMON STOCKS—88.2%

Consumer Discretionary—9.7%
Ace Hardware Indonesia Tbk PT (Indonesia)	2,693,000	167
Goldlion Holdings Ltd. (Hong Kong)	388,284	164
Pico Far East Holdings Ltd. (Hong Kong)	634,780	256
Whirlpool SA (Brazil)(2)	54,761	54

		641

Consumer Staples—22.7%
AVI Ltd. (South Africa)	27,110	200
Compania Cervecerias Unidas SA Sponsored ADR (Chile)	6,680	169
Distell Group Ltd. (South Africa)	11,300	116
Embotelladora Andina ADR S.A. Class-B (Chile)	2,300	54
Heineken Malaysia Bhd (Malaysia)	36,000	146
Oldtown Bhd (Malaysia)	322,750	199
Pinar SUT Mamulleri Sanayii AS (Turkey)	22,800	98
Premier Marketing PCL (Thailand)	739,000	200
Union de Cervecerias Peruanas Backus y Johnston SAA (Peru)	35,000	164
Wawel SA (Poland)	573	149

		1,495

Energy—1.7%
Qualitech PCL (Thailand)	418,279	109

Financials—14.9%
ARA Asset Management Ltd. (Singapore)	165,880	211
BFI Finance Indonesia Tbk PT (Indonesia)	779,000	258
Credit Analysis & Research Ltd. (India)	8,300	216
Korea Ratings Corp. (South Korea)	4,057	153
Tisco Financial Group PCL (Thailand)	66,700	139

		977

Industrials—17.5%
Blue Dart Express Ltd. (India)	900	72
DKSH Holding AG (Switzerland)	830	64
Freight Management Holdings Bhd (Malaysia)	218,729	68
Hy-Lok Corp. (South Korea)	6,800	133
Lumax International Corp., Ltd. (Taiwan)	113,088	203

	SHARES	VALUE
Industrials—continued
S-1 Corp. (South Korea)	1,950	$156
Sinmag Equipment Corp. (Taiwan)	28,520	131
Taiwan Secom Co., Ltd. (Taiwan)	67,874	201
Turk Traktor ve Ziraat Makineleri AS (Turkey)	5,500	124

		1,152

Information Technology—9.2%
Autohome, Inc. ADR (China)(2)	7,140	227
Cartrack Holdings Ltd. (South Africa)	76,200	63
e-Credible Co., Ltd. (South Korea)	14,700	164
Yandex N.V. Class A (Russia)(2)	6,860	150

		604

Materials—12.5%
Corp. Moctezuma SAB de C.V. (Mexico)	54,000	184
Enaex SA (Chile)	12,300	131
Sniezka SA (Poland)	100	2
Tikkurila Oyj (Finland)	3,200	65
Transpaco Ltd. (South Africa)(3)	86,890	182
Yung Chi Paint & Varnish Manufacturing Co., Ltd. (Taiwan)	96,000	255

		819
TOTAL COMMON STOCKS (Identified Cost $5,151)		5,797
TOTAL LONG TERM INVESTMENTS—89.1%
(Identified Cost $5,196)		5,857

SHORT-TERM INVESTMENT—8.1%

Money Market Mutual Fund—8.1%
JPMorgan U.S. Government Money Market Fund – Institutional Shares (seven-day effective yield 0.630%)(4)	534,347	534
TOTAL SHORT-TERM INVESTMENT (Identified Cost $534)		534
TOTAL INVESTMENTS—97.2%
(Identified Cost $5,730)		6,391	(1)
Other assets and liabilities, net—2.8%		183

NET ASSETS—100.0%		$6,574

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Illiquid security.
(4)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

Country Weightings†
Taiwan	12%
South Korea	9
South Africa	9
United States	8
Thailand	7
Indonesia	7
Hong Kong	7
Malaysia	6
Chile	6
India	5
Other	24
Total	100%
† % of total investments as of March 31, 2017

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$5,797	$5,431	$366
Preferred Stock	60	60	—
Short-Term Investments	534	534	—

Total Invest ments	$6,391	$6,025	$366

There are no Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $366 were transferred from Level 1 to Level 2, and securities with an end of period value of $2,512 were transferred from Level 2 to Level 1, based on our valuation procedures for non-U.S. securities.

(See Note 2A in the Notes to Financial Statements for more information).

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

19

VIRTUS KAR INTERNATIONAL SMALL-CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2017

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—0.1%

Consumer Discretionary—0.1%
Whirlpool SA 0.14% (Brazil)(2)	42,618	$47
TOTAL PREFERRED STOCK (Identified Cost $34)		47

COMMON STOCKS—90.7%

Consumer Discretionary—9.3%
Goldlion Holdings Ltd. (Hong Kong)	5,701,316	2,413
Pico Far East Holdings Ltd. (Hong Kong)	6,837,668	2,754
REA Group Ltd. (Australia)	81,510	3,695

		8,862

Consumer Staples—6.2%
Heineken Malaysia Bhd (Malaysia)	385,200	1,558
Oldtown Bhd (Malaysia)	1,739,850	1,073
Premier Marketing PCL (Thailand)	331,500	90
Premier Marketing PCL (Thailand)	6,242,029	1,689
Wawel SA (Poland)	5,702	1,481

		5,891

Energy—3.4%
Pason Systems, Inc. (Canada)	104,100	1,504
Qualitech PCL (Thailand)	3,073,163	800
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	14,278	995

		3,299

Financials—11.9%
ARA Asset Management Ltd. (Singapore)	1,001,716	1,275
Euler Hermes Group SA (France)	42,960	3,948
Euroz Ltd. (Australia)(4)	1,864,035	1,766
Hiscox Ltd. (United Kingdom)	98,880	1,355
Korea Ratings Corp. (South Korea)	51,372	1,941
Topdanmark A/S (Denmark)(2)	44,200	1,120

		11,405

Health Care—6.1%
Haw Par Corp., Ltd. (Singapore)(4)	158,819	1,138
Software Service, Inc. (Japan)	25,753	1,138
WIN-Partners Co., Ltd. (Japan)	418,465	3,582

		5,858

Industrials—16.4%
AIT Corp. (Japan)	185,300	1,674
Amadeus Fire AG (Germany)	13,595	1,105
Asiakastieto Group Oyj (Finland)	139,900	2,701
Howden Joinery Group plc (United Kingdom)	601,650	3,269
Interworks, Inc. (Japan)	151,600	1,508

	SHARES	VALUE
Industrials—continued
Lumax International Corp., Ltd. (Taiwan)	1,557,288	$2,792
Rotork plc (United Kingdom)	405,204	1,235
WABCO Holdings, Inc. (United States)(2)	11,700	1,374

		15,658

Information Technology—30.1%
Alten SA (France)	41,600	3,190
Auto Trader Group plc (United Kingdom)	784,000	3,853
Autohome, Inc. ADR (China)(2)	96,600	3,069
Bouvet ASA (Norway)(4)	128,045	2,207
carsales.com Ltd. (Australia)	266,327	2,271
Computer Modelling Group Ltd. (Canada)	192,000	1,494
e-Credible Co., Ltd. (South Korea)	193,400	2,162
Firstlogic, Inc. (Japan)	105,400	2,640
Rightmove plc (United Kingdom)	89,890	4,491
Scout24 AG (Germany)(2)	102,725	3,436

		28,813

Materials—7.3%
Corp. Moctezuma SAB de C.V. (Mexico)	640,677	2,190
Rimoni Industries Ltd. (Israel)(4)	89,509	1,308
Sniezka SA (Poland)	500	8
Tikkurila Oyj (Finland)	56,150	1,138
Transpaco Ltd. (South Africa)(3)	875,421	1,833
Victrex plc (United Kingdom)	22,500	536

		7,013
TOTAL COMMON STOCKS (Identified Cost $79,356)		86,799
TOTAL LONG TERM INVESTMENTS—90.8%
(Identified Cost $79,390)		86,846

SHORT-TERM INVESTMENT—8.4%

Money Market Mutual Fund—8.4%
JPMorgan U.S. Government Money Market Fund – Institutional Shares (seven-day effective yield 0.622%)(5)	8,052,316	8,052
TOTAL SHORT-TERM INVESTMENT (Identified Cost $8,052)		8,052
TOTAL INVESTMENTS—99.2% (Identified Cost $87,442)		94,898	(1)
Other assets and liabilities, net—0.8%		755

NET ASSETS—100.0%		$95,653

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Illiquid security.
(4)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(5)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

Country Weightings†
United Kingdom	16%
Japan	11
United States	10
Australia	8
France	8
Hong Kong	5
Germany	5
Other	37
Total	100%
† % of total investments as of March 31, 2017.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$86,799	$85,999	$800
Preferred Stock	47	47	—
Short-Term Investment	8,052	8,052	—

Total Investments	$94,898	$94,898	$800

There are no Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $34,906 were transferred from Level 2 to Level 1 based on our valuation procedures for non-U.S. securities.

(See Note 2A in the Notes to Financial Statements for more information).

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

20

VIRTUS VONTOBEL GLOBAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—96.6%

Consumer Discretionary—21.2%
Alimentation Couche-Tard, Inc. Class B (Canada)	138,326	$6,249
Amazon.com, Inc. (United States)(2)	8,342	7,396
Dollar Tree, Inc. (United States)(2)	35,195	2,761
Naspers Ltd. Class N (South Africa)	14,596	2,519
NIKE, Inc. Class B (United States)	86,375	4,814
Paddy Power Betfair plc (Ireland)	35,420	3,797
Priceline Group, Inc. (The) (United States)(2)	2,294	4,083
RELX NV (Netherlands)	160,646	2,975
Starbucks Corp. (United States)	60,415	3,528
TJX Cos., Inc. (The) (United States)	32,951	2,606

		40,728

Consumer Staples—27.2%
Altria Group, Inc. (United States)	75,474	5,390
Ambev S.A. Sponsored ADR (Brazil)	423,327	2,438
Anheuser-Busch InBev N.V. (Belgium)	41,563	4,562
British American Tobacco plc (United Kingdom)	136,632	9,073
Casey’s General Stores, Inc. (United States)	25,781	2,894
Coca-Cola Co. (The) (United States)	66,734	2,832
Fomento Economico Mexicano SAB de CV Sponsored ADR (Mexico)	29,517	2,613
Kraft Heinz Co. (The) (United States)	19,854	1,803
Nestle S.A. Registered Shares (Switzerland)	44,273	3,397
Philip Morris International, Inc. (United States)	59,671	6,737
Reckitt Benckiser Group plc (United Kingdom)	63,209	5,770
Unilever N.V. CVA (Netherlands)	96,149	4,777

		52,286

Financials—14.4%
Berkshire Hathaway, Inc. Class B (United States)(2)	33,918	5,653
Housing Development Finance Corp. Bank Ltd. (India)	336,404	7,473
Housing Development Finance Corp., Ltd. (India)	255,525	5,911
M&T Bank Corp. (United States)	11,510	1,781
PNC Financial Services Group, Inc. (The) (United States)	14,332	1,723
Wells Fargo & Co. (United States)	93,204	5,188

		27,729

	SHARES	VALUE
Health Care—8.3%
Abbott Laboratories (United States)	76,303	$3,389
Medtronic plc (United States)	45,936	3,700
Roche Holding AG (Switzerland)	15,173	3,875
UnitedHealth Group, Inc. (United States)	30,662	5,029

		15,993

Information Technology—23.0%
Alibaba Group Holding Ltd. Sponsored ADR (China)(2)	31,033	3,346
Alphabet, Inc. Class C (United States)(2)	8,860	7,350
Facebook, Inc. Class A (United States)(2)	27,731	3,939
MasterCard, Inc. Class A (United States)	76,806	8,638
PayPal Holdings, Inc. (United States)(2)	99,478	4,280
SAP SE (Germany)	50,656	4,971
Tencent Holdings Ltd. (China)	110,104	3,157
Visa, Inc. Class A (United States)	95,165	8,457

		44,138

Materials—0.9%
Martin Marietta Materials, Inc. (United States)	8,182	1,786

Real Estate—1.6%
American Tower Corp. (United States)	25,616	3,113
TOTAL COMMON STOCKS (Identified Cost $135,877)		185,773
TOTAL LONG TERM INVESTMENTS—96.6%
(Identified Cost $135,877)		185,773

SHORT-TERM INVESTMENT—0.5%

Money Market Mutual Fund—0.5%
JPMorgan U.S. Government Money Market Fund – Institutional Shares (seven-day effective yield 0.630%)(3)	929,625	930
TOTAL SHORT-TERM INVESTMENT (Identified Cost $930)		930
TOTAL INVESTMENTS—97.1% (Identified Cost $136,807)		186,703	(1)
Other assets and liabilities, net—2.9%		5,636

NET ASSETS—100.0%		$192,339

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

Country Weightings†
United States	59%
United Kingdom	8
India	7
Netherlands	4
Switzerland	4
China	4
Canada	3
Other	11
Total	100%
† % of total investments as of March 31, 2017.

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$185,773	$185,773
Short-Term Investments	930	930

Total Investments	$186,703	$186,703

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $16,541 were transferred from Level 2 to Level 1 based on our valuation procedures for non-U.S. securities.

(See Note 2A in the Notes to Financial Statements for more information).

Security abbreviation definitions are located under the Key Investment Terms starting on page 4.

See Notes to Financial Statements

21

VIRTUS VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2017

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—1.2%

Health Care—1.2%
Grifols SA Class B, 1.790% (Spain)	11,283	$212
TOTAL PREFERRED STOCK (Identified Cost $186)		212

COMMON STOCKS—93.5%

Consumer Discretionary—16.4%
Christian Dior SE (France)	878	204
Domino’s Pizza Group plc (United Kingdom)	73,245	283
Hermes International (France)	792	375
LVMH Moet Hennessy Louis Vuitton SE (France)	839	184
Paddy Power Betfair plc (Ireland)	3,641	390
Priceline Group, Inc. (The) (United States)(2)	425	757
RELX N.V. (Netherlands)	24,795	459
Sodexo SA (France)(4)	2,335	275

		2,927

Consumer Staples—35.6%
Anheuser-Busch InBev N.V. (Belgium)	4,864	534
British American Tobacco plc (United Kingdom)	17,041	1,132
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	31	176
Diageo plc (United Kingdom)	7,647	219
Heineken N.V. (Netherlands)	3,703	315
L’Oreal SA (France)	1,606	309
Nestle S.A. Registered Shares (Switzerland)	10,570	811
Pernod Ricard SA (France)	1,788	211
Philip Morris International, Inc. (United States)	7,864	888
Reckitt Benckiser Group plc (United Kingdom)	9,593	876
Unilever N.V. CVA (Netherlands)	17,905	889

		6,360

Financials—5.6%
ABN AMRO Group N.V. CVA (Netherlands)(3)	9,932	241
Lloyds Banking Group plc (United Kingdom)	152,839	127
Reinet Investments SCA (Luxembourg)	6,447	124
Svenska Handelsbanken AB Class A (Sweden)	13,896	191
UBS Group AG Registered Shares (Switzerland)(2)	20,188	323

		1,006

Health Care—12.9%
Coloplast A/S Class B (Denmark)	4,195	328
Essilor International SA (France)	3,576	434
Fresenius Medical Care AG & Co. KGaA (Germany)	6,271	529

	SHARES	VALUE
Health Care—continued
Grifols SA (Spain)	11,908	$292
Roche Holding AG (Switzerland)	2,827	722

		2,305

Industrials—9.6%
Aena SA (Spain)(3)	3,386	536
Bureau Veritas SA (France)	8,401	177
DCC plc (Ireland)	2,692	237
DKSH Holding AG (Switzerland)	2,271	176
Teleperformance (France)	2,151	232
Vinci SA (France)	4,498	356

		1,714

Information Technology—9.3%
Accenture plc Class A (United States)	5,099	611
Amadeus IT Group SA (Spain)	7,047	358
SAP SE (Germany)	6,993	686

		1,655

Materials—3.1%
Air Liquide SA (France)	3,285	377
HeidelbergCement AG (Germany)	1,872	175

		552

Real Estate—1.0%
Unibail-Rodamco SE (Netherlands)(4)	780	182
TOTAL COMMON STOCKS (Identified Cost $13,136)		16,701
TOTAL LONG TERM INVESTMENTS—94.7%
(Identified Cost $13,322)		16,913

SHORT-TERM INVESTMENT—2.2%

Money Market Mutual Fund—2.2%
JPMorgan U.S. Government Money Market Fund – Institutional Shares (seven-day effective yield 0.630%)(6)	389,263	389
TOTAL SHORT-TERM INVESTMENT (Identified Cost $389)		389

SECURITIES LENDING COLLATERAL—2.4%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) – Institutional Shares (seven-day effective yield 0.910%)(5)(6)	423,603	424
TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $424)		424
TOTAL INVESTMENTS—99.3% (Identified Cost $14,135)		17,726	(1)
Other assets and liabilities, net—0.7%		130

NET ASSETS—100.0%		$17,856

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to a value of $777 or 4.4% of net assets.
(4)	All or a portion of security is on loan.
(5)	Represents security purchased with cash collateral received for securities on loan.
(6)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

Country Weightings†
France	18%
United States	17
United Kingdom	15
Switzerland	12
Netherlands	12
Spain	8
Germany	8
Other	10
Total	100%
† % of total investments as of March 31, 2017

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$16,701	$16,701
Preferred Stock	212	212
Securities Lending Collateral	424	424
Short-Term Investments	389	389

Total Investments	$17,726	$17,726

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2017.

See Notes to Financial Statements

22

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

MARCH 31, 2017

($ reported in thousands except shares and per share amounts)

	Emerging Markets Debt Fund		Duff & Phelps Global Infrastructure Fund

Assets
Investment in securities at value(1)	$767		$111,561
Foreign currency at value(2)	—	(3)	—
Cash	704		1,349
Receivables
Investment securities sold	29,216		—
Fund shares sold	120		215
Dividends and interest receivable	20		194
Tax reclaims	—		36
Prepaid expenses	22		35
Prepaid trustee retainer	1		3
Other assets	1		4

Total assets	30,851		113,397

Liabilities
Payables
Fund shares repurchased	20		398
Dividend distributions	—	(3)	—
Investment advisory fees	14		62
Distribution and service fees	1		31
Administration fees	4		12
Transfer agent fees and expenses	2		23
Trustees’ fees and expenses	—	(3)	1
Professional fees	22		14
Trustee deferred compensation plan	1		4
Other accrued expenses	2		12

Total liabilities	66		557

Net Assets	$30,785		$112,840

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$33,383		$102,945
Accumulated undistributed net investment income (loss)	38		(23)
Accumulated undistributed net realized gain (loss)	(2,593)		(1,287)
Net unrealized appreciation (depreciation) on investments	(43)		11,205

Net Assets	$30,785		$112,840

Class A
Net asset value (net assets/shares outstanding) per share	$9.31		$14.10
Maximum offering price per share NAV/(1–3.75%)	$9.67		$—
Maximum offering price per share NAV/(1–5.75%)	$—		$14.96
Shares of beneficial interest outstanding, no par value, unlimited authorization	74,945		2,631,915
Net Assets	$698		$37,122
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$9.30		$14.05
Shares of beneficial interest outstanding, no par value, unlimited authorization	44,395		1,829,610
Net Assets	$413		$25,701
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$9.30		$14.11
Shares of beneficial interest outstanding, no par value, unlimited authorization	3,189,413		3,544,291
Net Assets	$29,674		$50,017

(1) Investment in securities at cost	$807		$100,353
(2) Foreign currency at cost	$—	(3)	$—
(3) Amount is less than $500.

See Notes to Financial Statements

23

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands except shares and per share amounts)

	Duff & Phelps Global Real Estate Securities Fund	Duff & Phelps International Equity Fund

Assets
Investment in securities at value(1)(3)	$188,596	$4,130
Cash	2,000	159
Receivables
Investment securities sold	1,655	18
Fund shares sold	453	2
Receivable from adviser	—	4
Dividends and interest receivable	643	20
Tax reclaims	23	12
Prepaid expenses	76	20
Prepaid trustee retainer	6	—	(2)
Unrealized appreciation on foreign currency exchange contracts	—	2
Other assets	7	—	(2)

Total assets	193,459	4,367

Liabilities
Payables
Fund shares repurchased	264	4
Investment securities purchased	1,692	23
Investment advisory fees	109	—
Distribution and service fees	17	1
Administration fees	20	1
Transfer agent fees and expenses	23	1
Trustees’ fees and expenses	1	—
Professional fees	14	25
Trustee deferred compensation plan	7	—	(2)
Other accrued expenses	34	—	(2)
Unrealized depreciation on foreign currency exchange contracts	—	30

Total liabilities	2,181	85

Net Assets	$191,278	$4,282

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$183,953	$4,974
Accumulated undistributed net investment income (loss)	(838)	(43)
Accumulated undistributed net realized gain (loss)	(1,804)	(1,176)
Net unrealized appreciation (depreciation) on investments	9,967	527

Net Assets	$191,278	$4,282

Class A
Net asset value (net assets/shares outstanding) per share	$27.21	$10.13
Maximum offering price per share NAV/(1–5.75%)	$28.87	$10.75
Shares of beneficial interest outstanding, no par value, unlimited authorization	953,120	86,517
Net Assets	$25,931	$877
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$26.70	$9.93
Shares of beneficial interest outstanding, no par value, unlimited authorization	432,005	72,226
Net Assets	$11,536	$717
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$27.39	$10.08
Shares of beneficial interest outstanding, no par value, unlimited authorization	5,611,764	266,689
Net Assets	$153,706	$2,688
Class R6
Net asset value (net assets/shares outstanding) and offering price per share	$27.41	$—
Shares of beneficial interest outstanding, no par value, unlimited authorization	3,832	—
Net Assets	$105	$—

(1) Investment in securities at cost	$178,630	$3,575
(2) Amount is less than $500.

See Notes to Financial Statements

24

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands except shares and per share amounts)

	Duff & Phelps International Real Estate Securities Fund	Horizon International Wealth Masters Fund

Assets
Investment in securities at value(1)(2)	$25,480	$5,845
Cash	234	27
Receivables
Investment securities sold	316	229
Fund shares sold	31	—
Receivable from adviser	—	6
Dividends and interest receivable	82	15
Tax reclaims	11	6
Securities lending receivable	—	1
Prepaid expenses	23	21
Prepaid trustee retainer	1	—	(3)
Other assets	1	—	(3)

Total assets	26,179	6,150

Liabilities
Payables
Fund shares repurchased	13	2
Investment securities purchased	117	247
Collateral on securities loaned	—	244
Investment advisory fees	9	—
Distribution and service fees	3	—	(3)
Administration fees	3	1
Transfer agent fees and expenses	6	—	(3)
Trustees’ fees and expenses	— (3)	—	(3)
Professional fees	17	22
Trustee deferred compensation plan	1	—	(3)
Other accrued expenses	22	11

Total liabilities	191	527

Net Assets	$25,988	$5,623

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$31,393	$5,393
Accumulated undistributed net investment income (loss)	(2,414)	(12)
Accumulated undistributed net realized gain (loss)	(9,145)	(107)
Net unrealized appreciation (depreciation) on investments	6,154	349

Net Assets	$25,988	$5,623

Class A
Net asset value (net assets/shares outstanding) per share	$6.36	$10.40
Maximum offering price per share NAV/(1–5.75%)	$6.75	$11.03
Shares of beneficial interest outstanding, no par value, unlimited authorization	948,391	22,815
Net Assets	$6,027	$237
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$6.34	$10.37
Shares of beneficial interest outstanding, no par value, unlimited authorization	169,903	11,968
Net Assets	$1,078	$124
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$6.36	$10.42
Shares of beneficial interest outstanding, no par value, unlimited authorization	2,970,542	505,064
Net Assets	$18,883	$5,262

(1) Investment in securities at cost	$19,326	$5,496
(2) Market value of securities on loan	$—	$228
(3) Amount is less than $500.

See Notes to Financial Statements

25

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands except shares and per share amounts)

	KAR Emerging Markets Small-Cap Fund		KAR International Small-Cap Fund

Assets
Investment in securities at value(1)	$6,391		$94,898
Foreign currency at value(2)	—	(3)	—	(3)
Cash	150		1,500
Receivables
Fund shares sold	—	(3)	2,958
Dividends and interest receivable	33		530
Tax reclaims	1		7
Prepaid expenses	27		27
Prepaid trustee retainer	—	(3)	2
Other assets	—	(3)	3

Total assets	6,602		99,925

Liabilities
Payables
Fund shares repurchased	—		383
Foreign capital gain taxes payable	7		—
Investment securities purchased	2		3,773
Investment advisory fees	—	(3)	68
Distribution and service fees	—	(3)	4
Administration fees	1		9
Transfer agent fees and expenses	1		13
Trustees’ fees and expenses	—	(3)	—	(3)
Professional fees	16		17
Trustee deferred compensation plan	—	(3)	3
Other accrued expenses	1		2

Total liabilities	28		4,272

Net Assets	$6,574		$95,653

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$6,535		$89,947
Accumulated undistributed net investment income (loss)	10		(273)
Accumulated undistributed net realized gain (loss)	(627)		(1,489)
Net unrealized appreciation (depreciation) on investments	656		7,468

Net Assets	$6,574		$95,653

Class A
Net asset value (net assets/shares outstanding) per share	$10.09		$14.27
Maximum offering price per share NAV/(1–5.75%)	$10.71		$15.14
Shares of beneficial interest outstanding, no par value, unlimited authorization	57,664		421,935
Net Assets	$582		$6,020
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$10.14		$14.13
Shares of beneficial interest outstanding, no par value, unlimited authorization	21,894		240,617
Net Assets	$222		$3,399
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$10.13		$14.31
Shares of beneficial interest outstanding, no par value, unlimited authorization	569,809		6,014,673
Net Assets	$5,770		$86,043
Class R6
Net asset value (net assets/shares outstanding) and offering price per share	$—		$14.30
Shares of beneficial interest outstanding, no par value, unlimited authorization	—		13,339
Net Assets	$—		$191

(1) Investment in securities at cost	$5,730		$87,442
(2) Foreign currency at cost	—	(3)	—	(3)
(3) Amount is less than $500.

See Notes to Financial Statements

26

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands except shares and per share amounts)

	Vontobel Global Opportunities Fund		Vontobel Greater European Opportunities Fund

Assets
Investment in securities at value(1)(2)	$186,703		$17,726
Cash	5,033		752
Receivables
Investment securities sold	119		—
Fund shares sold	532		48
Dividends and interest receivable	385		47
Tax reclaims	110		75
Securities lending receivable	—		—	(3)
Prepaid expenses	35		38
Prepaid trustee retainer	6		—	(3)
Other assets	7		1

Total assets	192,930		18,687

Liabilities
Payables
Fund shares repurchased	118		93
Investment securities purchased	194		272
Collateral on securities loaned	—		424
Foreign capital gain taxes payable	6		—
Investment advisory fees	137		8
Distribution and service fees	43		3
Administration fees	20		2
Transfer agent fees and expenses	41		5
Trustees’ fees and expenses	1		—	(3)
Professional fees	24		19
Trustee deferred compensation plan	7		1
Other accrued expenses	—	(3)	4

Total liabilities	591		831

Net Assets	$192,339		$17,856

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$136,366		$14,689
Accumulated undistributed net investment income (loss)	(7)		(36)
Accumulated undistributed net realized gain (loss)	6,091		(385)
Net unrealized appreciation (depreciation) on investments	49,889		3,588

Net Assets	$192,339		$17,856

Class A
Net asset value (net assets/shares outstanding) per share	$14.71		$16.09
Maximum offering price per share NAV/(1–5.75%)	$15.61		$17.07
Shares of beneficial interest outstanding, no par value, unlimited authorization	6,864,736		214,241
Net Assets	$101,009		$3,446
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$12.80		$15.79
Shares of beneficial interest outstanding, no par value, unlimited authorization	1,952,388		130,865
Net Assets	$24,994		$2,066
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$14.71		$16.09
Shares of beneficial interest outstanding, no par value, unlimited authorization	4,510,719		766,975
Net Assets	$66,336		$12,344

(1) Investment in securities at cost	$136,807		$14,135
(2) Market value of securities on loan	$—		$407
(3) Amount is less than $500.

See Notes to Financial Statements

27

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS (Unaudited)

SIX MONTHS ENDED MARCH 31, 2017

($ reported in thousands)

	Emerging Markets Debt Fund	Duff & Phelps Global Infrastructure Fund

Investment Income
Dividends	$2	$1,865
Interest	968	—
Foreign taxes withheld	(1)	(89)

Total investment income	969	1,776

Expenses
Investment advisory fees	119	356
Service fees, Class A	3	57
Distribution and service fees, Class C	2	132
Administration fees	20	69
Transfer agent fees and expenses	11	86
Registration fees	21	20
Printing fees and expenses	2	8
Custodian fees	3	14
Professional fees	15	16
Trustees’ fees and expenses	2	7
Miscellaneous expenses	2	5

Total expenses	200	770
Less expenses reimbursed and/or waived by investment adviser	(21)	—
Earnings credit from custodian	(1)	(3)
Custody expenses reimbursed (Note 15)	—	— (1)
Low balance account fees	—	— (1)

Net expenses	178	767

Net investment income (loss)	791	1,009

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(62)	(895)
Net realized gain (loss) on foreign currency transactions	(204)	6
Net change in unrealized appreciation (depreciation) on investments	(339)	2,878
Net change in unrealized appreciation (depreciation) on foreign currency translation	(2)	1

Net Realized and Unrealized Gain (Loss) on Investments	(607)	1,990

Net increase (decrease) in net assets resulting from operations	$184	$2,999

(1) Amount is less than $500.

See Notes to Financial Statements

28

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

SIX MONTHS ENDED MARCH 31, 2017

($ reported in thousands)

	Duff & Phelps Global Real Estate Securities Fund	Duff & Phelps International Equity Fund

Investment Income
Dividends	$3,100	$46
Foreign taxes withheld	(113)	(3)

Total investment income	2,987	43

Expenses
Investment advisory fees	777	19
Service fees, Class A	63	1
Distribution and service fees, Class C	60	4
Administration fees	116	3
Transfer agent fees and expenses	151	3
Registration fees	32	19
Printing fees and expenses	12	1
Custodian fees	49	9
Professional fees	17	17
Trustees’ fees and expenses	10	— (1)
Miscellaneous expenses	7	2

Total expenses	1,294	78
Less expenses reimbursed and/or waived by investment adviser	(119)	(45)
Earnings credit from custodian	(3)	— (1)

Net expenses	1,172	33

Net investment income (loss)	1,815	10

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(1,066)	206
Net realized gain (loss) on foreign currency transactions	(12)	(2)
Net change in unrealized appreciation (depreciation) on investments	(8,333)	(205)
Net change in unrealized appreciation (depreciation) on foreign currency translation	3	(26)

Net Realized and Unrealized Gain (Loss) on Investments	(9,408)	(27)

Net increase (decrease) in net assets resulting from operations	$(7,593)	$(17)

(1) Amount is less than $500.

See Notes to Financial Statements

29

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

SIX MONTHS ENDED MARCH 31, 2017

($ reported in thousands)

	Duff & Phelps International Real Estate Securities Fund	Horizon International Wealth Masters Fund

Investment Income
Dividends	$512	$50
Interest	—	—	(1)
Security lending, net of fees	—	6
Foreign taxes withheld	(49)	(4)

Total investment income	463	52

Expenses
Investment advisory fees	149	24
Service fees, Class A	9	—	(1)
Distribution and service fees, Class C	7	1
Administration fees	19	3
Transfer agent fees and expenses	26	1
Registration fees	19	21
Printing fees and expenses	3	1
Custodian fees	20	19
Professional fees	16	19
Trustees’ fees and expenses	2	—	(1)
Miscellaneous expenses	2	1

Total expenses before interest expense	272	90
Interest expense	1	—

Total expenses after interest expense	273	90
Less expenses reimbursed and/or waived by investment adviser	(71)	(55)
Earnings credit from custodian	— (1)	—	(1)
Low balance account fees	—	—	(1)

Net expenses	202	35

Net investment income (loss)	261	17

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	528	(32)
Net realized gain (loss) on foreign currency transactions	(5)	—	(1)
Net change in unrealized appreciation (depreciation) on investments	(2,981)	200
Net change in unrealized appreciation (depreciation) on foreign currency translation	2	—	(1)

Net Realized and Unrealized Gain (Loss) on Investments	(2,456)	168

Net increase (decrease) in net assets resulting from operations	$(2,195)	$185

(1) Amount is less than $500.

See Notes to Financial Statements

30

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

SIX MONTHS ENDED MARCH 31, 2017

($ reported in thousands)

	KAR Emerging Markets Small-Cap Fund	KAR International Small-Cap Fund

Investment Income
Dividends	$71	$736
Interest	—	— (1)
Security lending, net of fees	—	4
Foreign taxes withheld	(7)	(64)

Total investment income	64	676

Expenses
Investment advisory fees	32	294
Service fees, Class A	1	4
Distribution and service fees, Class C	1	9
Administration fees	3	37
Transfer agent fees and expenses	3	44
Registration fees	19	26
Printing fees and expenses	1	3
Custodian fees	3	10
Professional fees	18	17
Trustees’ fees and expenses	— (1)	2
Miscellaneous expenses	— (1)	3

Total expenses	81	449
Less expenses reimbursed and/or waived by investment adviser	(37)	(39)
Earnings credit from custodian	— (1)	(3)

Net expenses	44	407

Net investment income (loss)	20	269

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(10)	881
Net realized gain (loss) on foreign currency transactions	(6)	(68)
Net change in unrealized appreciation (depreciation) on investments	602	6,135
Net change in unrealized appreciation (depreciation) on foreign currency translation	(1)	12

Net Realized and Unrealized Gain (Loss) on Investments	585	6,960

Net increase (decrease) in net assets resulting from operations	$605	$7,229

(1) Amount is less than $500.

See Notes to Financial Statements

31

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

SIX MONTHS ENDED MARCH 31, 2017

($ reported in thousands)

	Vontobel Global Opportunities Fund	Vontobel Greater European Opportunities Fund

Investment Income
Dividends	$1,293	$172
Interest	—	— (1)
Security lending, net of fees	1	1
Foreign taxes withheld	(33)	(14)

Total investment income	1,261	159

Expenses
Investment advisory fees	759	82
Service fees, Class A	132	9
Distribution and service fees, Class B	1	—
Distribution and service fees, Class C	117	10
Administration fees	113	12
Transfer agent fees and expenses	127	17
Registration fees	30	18
Printing fees and expenses	12	2
Custodian fees	13	6
Professional fees	22	16
Trustees’ fees and expenses	10	2
Miscellaneous expenses	7	2

Total expenses	1,343	176
Less expenses reimbursed and/or waived by investment adviser	—	(41)
Earnings credit from custodian	(7)	(1)
Custody expenses reimbursed (Note 15)	(102)	—
Low balance account fees	(4)	—

Net expenses	1,230	134

Net investment income (loss)	31	25

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	6,510	502
Net realized gain (loss) on foreign currency transactions	(52)	(1)
Net change in unrealized appreciation (depreciation) on investments	8,347	(351)
Net change in unrealized appreciation (depreciation) on foreign currency translation	5	(2)
Net change in foreign taxes on unrealized capital gains	(6)	—

Net Realized and Unrealized Gain (Loss) on Investments	14,804	148

Net increase (decrease) in net assets resulting from operations	$14,835	$173

(1) Amount is less than $500.

See Notes to Financial Statements

32

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

($ reported in thousands)

	Emerging Markets Debt Fund		Duff & Phelps Global Infrastructure Fund
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$791	$1,448	$1,009	$2,563
Net realized gain (loss)	(266)	(474)	(889)	3,984
Net change in unrealized appreciation (depreciation)	(341)	3,189	2,879	9,681

Increase (decrease) in net assets resulting from operations	184	4,163	2,999	16,228

From Distributions to Shareholders
Net investment income, Class A	(69)	(32)	(404)	(1,232)
Net investment income, Class C	(8)	(16)	(156)	(502)
Net investment income, Class I	(747)	(1,230)	(467)	(982)
Net realized long-term gains, Class A	—	—	(1,322)	(3,613)
Net realized long-term gains, Class C	—	—	(748)	(2,361)
Net realized long-term gains, Class I	—	—	(1,013)	(2,645)

Decrease in net assets from distributions to shareholders	(824)	(1,278)	(4,110)	(11,335)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	44	67	(13,364)	(11,912)
Change in net assets from share transactions, Class B				—
Change in net assets from share transactions, Class C	40	(229)	(3,533)	(12,563)
Change in net assets from share transactions, Class I	897	1,145	9,028	(10,903)

Increase (decrease) in net assets from share transactions	981	983	(7,869)	(35,378)

Net increase (decrease) in net assets	341	3,868	(8,980)	(30,485)

Net Assets
Beginning of period	30,444	26,576	121,820	152,305

End of period	$30,785	$30,444	$112,840	$121,820

Accumulated undistributed net investment income (loss) at end of period	$38	$71	$(23)	$(5)

See Notes to Financial Statements

33

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Duff & Phelps Global Real Estate Securities Fund		Duff & Phelps International Equity Fund
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$1,815	$2,016	$10	$15
Net realized gain (loss)	(1,078)	674	204	(414)
Net change in unrealized appreciation (depreciation)	(8,330)	12,063	(231)	662

Increase (decrease) in net assets resulting from operations	(7,593)	14,753	(17)	263

From Distributions to Shareholders
Net investment income, Class A	(1,085)	(519)	(10)	(6)
Net investment income, Class C	(193)	(50)	—	—
Net investment income, Class I	(2,654)	(608)	(29)	(26)
Net investment income, Class R6	(2)	—	—	—
Net realized short-term gains, Class A	(76)	(173)	—	—
Net realized short-term gains, Class C	(18)	(38)	—	—
Net realized short-term gains, Class I	(170)	(172)	—	—
Net realized short-term gains, Class R6	— (1)	—	—	—
Net realized long-term gains, Class A	(63)	(477)	—	—
Net realized long-term gains, Class C	(15)	(105)	—	—
Net realized long-term gains, Class I	(141)	(475)	—	—
Net realized long-term gains, Class R6	— (1)	—	—	—

Decrease in net assets from distributions to shareholders	(4,417)	(2,617)	(39)	(32)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	(37,326)	27,379	(506)	(584)
Change in net assets from share transactions, Class C	(1,204)	4,125	(240)	(760)
Change in net assets from share transactions, Class I	45,640	75,040	65	(1,804)
Change in net assets from share transactions, Class R6	103	—	—	—

Increase (decrease) in net assets from share transactions	7,213	106,544	(681)	(3,148)

Net increase (decrease) in net assets	(4,797)	118,680	(737)	(2,917)

Net Assets
Beginning of period	196,075	77,395	5,019	7,936

End of period	$191,278	$196,075	$4,282	$5,019

Accumulated undistributed net investment income (loss) at end of period	$(838)	$1,281	$(43)	$(14)

(1) Amount is less than $500.

See Notes to Financial Statements

34

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Duff & Phelps International Real Estate Securities Fund		Horizon International Wealth Masters Fund
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$261	$667	$17	$50
Net realized gain (loss)	523	802	(32)	(67)
Net change in unrealized appreciation (depreciation)	(2,979)	1,835	200	529

Increase (decrease) in net assets resulting from operations	(2,195)	3,304	185	512

From Distributions to Shareholders
Net investment income, Class A	(518)	(135)	(3)	(1)
Net investment income, Class C	(96)	(6)	(1)	(1)
Net investment income, Class I	(1,479)	(307)	(75)	(68)
Net realized short-term gains, Class A	—	—	—	(2)
Net realized short-term gains, Class C	—	—	—	(2)
Net realized short-term gains, Class I	—	—	—	(72)

Decrease in net assets from distributions to shareholders	(2,093)	(448)	(79)	(146)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	(1,551)	(4,508)	— (1)	95
Change in net assets from share transactions, Class C	(684)	(397)	6	(7)
Change in net assets from share transactions, Class I	(2,523)	(2,557)	75	140
Change in net assets from share transactions, Class R6	—	—	—	—

Increase (decrease) in net assets from share transactions	(4,758)	(7,462)	81	228

Net increase (decrease) in net assets	(9,046)	(4,606)	187	594

Net Assets
Beginning of period	35,034	39,640	5,436	4,842

End of period	$25,988	$35,034	$5,623	$5,436

Accumulated undistributed net investment income (loss) at end of period	$(2,414)	$(582)	$(12)	$50

(1) Amount is less than $500.

See Notes to Financial Statements

35

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	KAR Emerging Markets Small-Cap Fund		KAR International Small-Cap Fund
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$20	$108	$269	$789
Net realized gain (loss)	(16)	(551)	813	(2,244)
Net change in unrealized appreciation (depreciation)	601	1,292	6,147	10,318

Increase (decrease) in net assets resulting from operations	605	849	7,229	8,863

From Distributions to Shareholders
Net investment income, Class A	(10)	(6)	(44)	(32)
Net investment income, Class C	(2)	— (1)	(30)	(8)
Net investment income, Class I	(93)	(83)	(935)	(826)
Net investment income, Class R6	—	—	(2)	(2)
Net realized short-term gains, Class A	—	—	—	(16)
Net realized short-term gains, Class C	—	—	—	(12)
Net realized short-term gains, Class I	—	—	—	(338)
Net realized short-term gains, Class R6	—	—	—	(1)
Net realized long-term gains, Class A	—	—	—	(20)
Net realized long-term gains, Class C	—	—	—	(15)
Net realized long-term gains, Class I	—	—	—	(440)
Net realized long-term gains, Class R6	—	—	—	(1)

Decrease in net assets from distributions to shareholders	(105)	(89)	(1,011)	(1,711)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	154	(6)	3,676	(280)
Change in net assets from share transactions, Class C	92	(31)	1,749	(264)
Change in net assets from share transactions, Class I	909	(135)	39,958	(6,608)
Change in net assets from share transactions, Class R6	—	—	66	4

Increase (decrease) in net assets from share transactions	1,155	(172)	45,449	(7,148)

Net increase (decrease) in net assets	1,655	588	51,667	4

Net Assets
Beginning of period	4,919	4,331	43,986	43,982

End of period	$6,574	$4,919	$95,653	$43,986

Accumulated undistributed net investment income (loss) at end of period	$10	$95	$(273)	$469

(1) Amount is less than $500.

See Notes to Financial Statements

36

VIRTUS OPPORTUNITIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Vontobel Global Opportunities Fund		Vontobel Greater European Opportunities Fund
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$31	$587	$25	$322
Net realized gain (loss)	6,458	2,493	501	(681)
Net change in unrealized appreciation (depreciation)	8,346	14,109	(353)	1,593

Increase (decrease) in net assets resulting from operations	14,835	17,189	173	1,234

From Distributions to Shareholders
Net investment income, Class A	(350)	(223)	(110)	(86)
Net investment income, Class C	—	—	(28)	—
Net investment income, Class I	(243)	(202)	(196)	(94)
Net realized long-term gains, Class A	(583)	—	—	—
Net realized long-term gains, Class B	(1)	—	—	—
Net realized long-term gains, Class C	(147)	—	—	—
Net realized long-term gains, Class I	(265)	—	—	—

Decrease in net assets from distributions to shareholders	(1,589)	(425)	(334)	(180)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	(12,684)	8,029	(7,537)	(2,522)
Change in net assets from share transactions, Class B	(266)	(254)	—	—
Change in net assets from share transactions, Class C	179	6,766	(237)	657
Change in net assets from share transactions, Class I	14,413	5,368	3,242	2,739

Increase (decrease) in net assets from share transactions	1,642	19,909	(4,532)	874

Net increase (decrease) in net assets	14,888	36,673	(4,693)	1,928

Net Assets
Beginning of period	177,451	140,778	22,549	20,621

End of period	$192,339	$177,451	$17,856	$22,549

Accumulated undistributed net investment income (loss) at end of period	$(7)	$555	$(36)	$273

See Notes to Financial Statements

37

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Tax Return of Capital	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(7)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(7)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Emerging Markets Debt
Fund
Class A
10/1/16 to 3/31/17(10)	$9.45	0.21	(0.12)	0.09	(0.23)	—	—	(0.23)	(0.14)	$9.31	1.08	%(4)	$698	1.34	%(3)	1.48	%(3)	4.68	%(3)	32	%(4)
10/1/15 to 9/30/16	8.54	0.44	0.86	1.30	(0.39)	—	—	(0.39)	0.91	9.45	15.58		864	1.35		1.54		4.95		49
10/1/14 to 9/30/15	9.69	0.44	(1.18)	(0.74)	(0.33)	—	(0.08)	(0.41)	(1.15)	8.54	(7.85)		718	1.35		1.48		4.80		47
10/1/13 to 9/30/14	9.43	0.47	0.26	0.73	(0.46)	—	(0.01)	(0.47)	0.26	9.69	7.83		982	1.35		1.52		4.88		39
10/1/12 to 9/30/13	10.09	0.48	(0.64)	(0.16)	(0.48)	(0.02)	—	(0.50)	(0.66)	9.43	(1.94)		3,200	1.35		1.55		4.92		60
9/5/12(6) to 9/30/12	10.00	0.02	0.07	0.09	—	—	—	—	0.09	10.09	0.90	(4)	101	1.35	(3)	3.49	(3)	3.35	(3)	13	(4)

Class C
10/1/16 to 3/31/17(10)	$9.44	0.19	(0.14)	0.05	(0.19)	—	—	(0.19)	(0.14)	$9.30	0.71	%(4)	$413	2.09	%(3)	2.23	%(3)	4.06	%(3)	32	%(4)
10/1/15 to 9/30/16	8.54	0.37	0.85	1.22	(0.32)	—	—	(0.32)	0.90	9.44	14.60		377	2.10		2.28		4.20		49
10/1/14 to 9/30/15	9.68	0.37	(1.17)	(0.80)	(0.26)	—	(0.08)	(0.34)	(1.14)	8.54	(8.44)		565	2.10		2.23		4.06		47
10/1/13 to 9/30/14	9.42	0.40	0.25	0.65	(0.38)	—	(0.01)	(0.39)	0.26	9.68	7.03		788	2.10		2.21		4.08		39
10/1/12 to 9/30/13	10.09	0.41	(0.66)	(0.25)	(0.40)	(0.02)	—	(0.42)	(0.67)	9.42	(2.68)		374	2.10		2.32		4.11		60
9/5/12(6) to 9/30/12	10.00	0.02	0.07	0.09	—	—	—	—	0.09	10.09	0.90	(4)	110	2.10	(3)	4.26	(3)	2.63	(3)	13	(4)

Class I
10/1/16 to 3/31/17(10)	$9.45	0.23	(0.14)	0.09	(0.24)	—	—	(0.24)	(0.15)	$9.30	1.11	%(4)	$29,674	1.09	%(3)	1.23	%(3)	5.05	%(3)	32	%(4)
10/1/15 to 9/30/16	8.54	0.46	0.86	1.32	(0.41)	—	—	(0.41)	0.91	9.45	15.88		29,203	1.10		1.29		5.21		49
10/1/14 to 9/30/15	9.68	0.46	(1.17)	(0.71)	(0.35)	—	(0.08)	(0.43)	(1.14)	8.54	(7.52)		25,293	1.10		1.23		5.05		47
10/1/13 to 9/30/14	9.42	0.49	0.26	0.75	(0.48)	—	(0.01)	(0.49)	0.26	9.68	8.11		31,452	1.10		1.23		5.09		39
10/1/12 to 9/30/13	10.10	0.50	(0.66)	(0.16)	(0.50)	(0.02)	—	(0.52)	(0.68)	9.42	(1.80)		24,686	1.10		1.33		4.99		60
9/5/12(6) to 9/30/12	10.00	0.02	0.08	0.10	—	—	—	—	0.10	10.10	1.00	(4)	25,036	1.10	(3)	3.24	(3)	3.61	(3)	13	(4)
Duff & Phelps Global
Infrastructure Fund
Class A
10/1/16 to 3/31/17(10)	$14.22	0.13	0.27	0.40	(0.13)	(0.39)	—	(0.52)	(0.12)	$14.10	3.05	%(4)	$37,122	1.30	%(3)(9)	1.31	%(3)	1.94	%(3)	37	%(4)
10/1/15 to 9/30/16	13.62	0.29	1.54	1.83	(0.33)	(0.90)	—	(1.23)	0.60	14.22	14.79		51,148	1.34		1.34		2.16		17
10/1/14 to 9/30/15	15.38	0.36	(1.60)	(1.24)	(0.39)	(0.13)	—	(0.52)	(1.76)	13.62	(8.27)		60,744	1.22		1.22		2.38		27
10/1/13 to 9/30/14	13.94	0.71	1.40	2.11	(0.67)	—	—	(0.67)	1.44	15.38	15.21		60,673	1.29		1.29		4.69		24
10/1/12 to 9/30/13	12.88	0.35	1.05	1.40	(0.34)	—	—	(0.34)	1.06	13.94	11.05		53,354	1.28		1.28		2.62		14
10/1/11 to 9/30/12	10.97	0.31	1.95	2.26	(0.35)	—	—	(0.35)	1.91	12.88	20.80		36,347	1.32		1.32		2.59		21

Class C
10/1/16 to 3/31/17(10)	$14.17	0.08	0.27	0.35	(0.08)	(0.39)	—	(0.47)	(0.12)	$14.05	2.68	%(4)	$25,701	2.05	%(3)(9)	2.06	%(3)	1.19	%(3)	37	%(4)
10/1/15 to 9/30/16	13.57	0.19	1.53	1.72	(0.22)	(0.90)	—	(1.12)	0.60	14.17	13.94		29,616	2.08		2.08		1.42		17
10/1/14 to 9/30/15	15.33	0.25	(1.59)	(1.34)	(0.29)	(0.13)	—	(0.42)	(1.76)	13.57	(8.94)		41,039	1.97		1.97		1.66		27
10/1/13 to 9/30/14	13.90	0.58	1.41	1.99	(0.56)	—	—	(0.56)	1.43	15.33	14.37		26,322	2.04		2.04		3.82		24
10/1/12 to 9/30/13	12.85	0.25	1.05	1.30	(0.25)	—	—	(0.25)	1.05	13.90	10.23		17,969	2.03		2.03		1.85		14
10/1/11 to 9/30/12	10.95	0.23	1.93	2.16	(0.26)	—	—	(0.26)	1.90	12.85	19.97		9,117	2.07		2.07		1.88		21

Class I
10/1/16 to 3/31/17(10)	$14.23	0.15	0.27	0.42	(0.15)	(0.39)	—	(0.54)	(0.12)	$14.11	3.20	%(4)	$50,017	1.06	%(3)(9)	1.06	%(3)	2.17	%(3)	37	%(4)
10/1/15 to 9/30/16	13.63	0.32	1.54	1.86	(0.36)	(0.90)	—	(1.26)	0.60	14.23	15.07		41,056	1.08		1.08		2.37		17
10/1/14 to 9/30/15	15.38	0.39	(1.58)	(1.19)	(0.43)	(0.13)	—	(0.56)	(1.75)	13.63	(7.98)		50,522	0.97		0.97		2.61		27
10/1/13 to 9/30/14	13.94	0.74	1.41	2.15	(0.71)	—	—	(0.71)	1.44	15.38	15.49		55,557	1.04		1.04		4.87		24
10/1/12 to 9/30/13	12.89	0.39	1.04	1.43	(0.38)	—	—	(0.38)	1.05	13.94	11.23		70,485	1.03		1.03		2.86		14
10/1/11 to 9/30/12	10.97	0.35	1.95	2.30	(0.38)	—	—	(0.38)	1.92	12.89	21.19		48,830	1.07		1.07		2.85		21

The footnote legend is at the end of the financial highlights.

See Notes to Financial Statements

38

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(7)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(7)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Duff & Phelps Global Real Estate Securities
Fund
Class A
10/1/16 to 3/31/17(10)	$28.97	0.22	(1.34)	(1.12)	(0.57)	(0.07)	(0.64)	(1.76)	$27.21	(3.81	)%(4)	$25,931	1.40	%(3)(11)	1.53%		1.66	%(3)	13	%(4)
10/1/15 to 9/30/16	26.19	0.40	3.12	3.52	(0.33)	(0.41)	(0.74)	2.78	28.97	13.75		68,087	1.41	(8)(11)	1.54		1.45		22
10/1/14 to 9/30/15	25.18	0.66	1.08	1.74	(0.64)	(0.09)	(0.73)	1.01	26.19	6.83		36,315	1.40		1.50		2.45		27
10/1/13 to 9/30/14	23.14	0.38	2.19	2.57	(0.36)	(0.17)	(0.53)	2.04	25.18	11.36		21,502	1.40		1.57		1.52		29
10/1/12 to 9/30/13	22.40	0.35	1.09	1.44	(0.70)	—	(0.70)	0.74	23.14	6.48		15,306	1.40		1.66		1.51		18
10/1/11 to 9/30/12	17.78	0.33	4.77	5.10	(0.11)	(0.37)	(0.48)	4.62	22.40	29.21		8,695	1.40		2.37		1.61		31

Class C
10/1/16 to 3/31/17(10)	$28.41	0.15	(1.35)	(1.20)	(0.44)	(0.07)	(0.51)	(1.71)	$26.70	(4.17	)%(4)	$11,536	2.15	%(3)(11)	2.28%		1.11	%(3)	13	%(4)
10/1/15 to 9/30/16	25.71	0.20	3.06	3.26	(0.15)	(0.41)	(0.56)	2.70	28.41	12.89		13,560	2.16	(8)(11)	2.29		0.73		22
10/1/14 to 9/30/15	24.77	0.45	1.07	1.52	(0.49)	(0.09)	(0.58)	0.94	25.71	6.07		8,421	2.15		2.26		1.68		27
10/1/13 to 9/30/14	22.78	0.22	2.13	2.35	(0.19)	(0.17)	(0.36)	1.99	24.77	10.51		5,850	2.15		2.32		0.92		29
10/1/12 to 9/30/13	22.14	0.18	1.08	1.26	(0.62)	—	(0.62)	0.64	22.78	5.70		3,545	2.15		2.41		0.80		18
10/1/11 to 9/30/12	17.65	0.17	4.72	4.89	(0.03)	(0.37)	(0.40)	4.49	22.14	28.18		1,356	2.15		3.11		0.83		31

Class I
10/1/16 to 3/31/17(10)	$29.19	0.30	(1.41)	(1.11)	(0.62)	(0.07)	(0.69)	(1.80)	$27.39	(3.70	)%(4)	$153,706	1.15	%(3)(11)	1.28%		2.21	%(3)	13	%(4)
10/1/15 to 9/30/16	26.37	0.51	3.11	3.62	(0.39)	(0.41)	(0.80)	2.82	29.19	14.06		114,428	1.16	(8)(11)	1.29		1.79		22
10/1/14 to 9/30/15	25.33	0.73	1.10	1.83	(0.70)	(0.09)	(0.79)	1.04	26.37	7.11		32,659	1.15		1.25		2.69		27
10/1/13 to 9/30/14	23.28	0.41	2.22	2.63	(0.41)	(0.17)	(0.58)	2.05	25.33	11.60		26,985	1.15		1.32		1.65		29
10/1/12 to 9/30/13	22.51	0.42	1.09	1.51	(0.74)	—	(0.74)	0.77	23.28	6.78		25,332	1.15		1.41		1.78		18
10/1/11 to 9/30/12	17.85	0.45	4.71	5.16	(0.13)	(0.37)	(0.50)	4.66	22.51	29.50		12,063	1.15		1.93		2.04		31

Class R6
11/3/16(6) to 3/31/17(6)(10)	$26.83	0.25	1.02	1.27	(0.62)	(0.07)	(0.69)	0.58	$27.41	5.05	%(4)	$105	1.04	%(3)	1.19	%(3)	1.88	%(3)	13	%(4)
Duff & Phelps
International Equity Fund
Class A
10/1/16 to 3/31/17(10)	$10.22	0.02	(0.02)	—	(0.09)	—	(0.09)	(0.09)	$10.13	(0.09	)%(4)	$877	1.48	%(3)(11)	3.50	%(3)	0.33	%(3)	53	%(4)
10/1/15 to 9/30/16	9.80	0.03	0.42	0.45	(0.03)	—	(0.03)	0.42	10.22	4.64		1,402	1.51	(8)(11)	3.05		0.28		70
10/1/14 to 9/30/15	10.90	0.03	(1.05)	(1.02)	(0.08)	—	(0.08)	(1.10)	9.80	(9.43)		1,923	1.50		2.27		0.25		94
10/1/13 to 9/30/14	10.50	0.13	0.64	0.77	(0.24)	(0.13)	(0.37)	0.40	10.90	7.42		3,915	1.50		2.42		1.18		115
10/1/12 to 9/30/13	10.87	0.16	1.19	1.35	(0.25)	(1.47)	(1.72)	(0.37)	10.50	13.38		170	1.50		1.95		1.41		277
10/1/11 to 9/30/12	9.79	0.21	1.36	1.57	(0.30)	(0.19)	(0.49)	1.08	10.87	16.58		193	1.50		1.80		2.02		25

Class C
10/1/16 to 3/31/17(10)	$9.97	(0.02)	(0.02)	(0.04)	—	—	—	(0.04)	$9.93	(0.50	)%(4)	$717	2.23	%(3)(11)	4.25	%(3)	(0.33	)%(3)	53	%(4)
10/1/15 to 9/30/16	9.60	(0.05)	0.42	0.37	—	—	—	0.37	9.97	3.85		967	2.26	(8)(11)	3.76		(0.52)		70
10/1/14 to 9/30/15	10.68	(0.02)	(1.05)	(1.07)	(0.01)	—	(0.01)	(1.08)	9.60	(10.01)		1,689	2.25		3.06		(0.17)		94
10/1/13 to 9/30/14	10.37	0.04	0.62	0.66	(0.22)	(0.13)	(0.35)	0.31	10.68	6.56		804	2.25		3.13		0.38		115
10/1/12 to 9/30/13	10.77	0.08	1.20	1.28	(0.21)	(1.47)	(1.68)	(0.40)	10.37	12.53		124	2.25		2.73		0.70		277
10/1/11 to 9/30/12	9.76	0.20	1.25	1.45	(0.25)	(0.19)	(0.44)	1.01	10.77	15.37		115	2.25		2.51		1.94		25

The footnote legend is at the end of the financial highlights.

See Notes to Financial Statements

39

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)		Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(7)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(7)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Duff & Phelps International Equity Fund
(Continued)
Class I
10/1/16 to 3/31/17(10)	$10.19	0.04		(0.03)	0.01	(0.12)	—	(0.12)	(0.11)	$10.08	0.03	%(4)	$2,688	1.23	%(3)(11)	3.25	%(3)	0.81	%(3)	53	%(4)
10/1/15 to 9/30/16	9.78	0.05		0.43	0.48	(0.07)	—	(0.07)	0.41	10.19	4.89		2,650	1.26	(8)(11)	2.76		0.50		70
10/1/14 to 9/30/15	10.87	0.07		(1.06)	(0.99)	(0.10)	—	(0.10)	(1.09)	9.78	(9.14)		4,324	1.25		2.02		0.61		94
10/1/13 to 9/30/14	10.45	0.14		0.65	0.79	(0.24)	(0.13)	(0.37)	0.42	10.87	7.67		6,435	1.25		2.19		1.24		115
10/1/12 to 9/30/13	10.82	0.22		1.16	1.38	(0.28)	(1.47)	(1.75)	(0.37)	10.45	13.68		2,185	1.25		1.54		1.97		277
10/1/11 to 9/30/12	9.80	0.30		1.26	1.56	(0.35)	(0.19)	(0.54)	1.02	10.82	16.47		26,398	1.25		1.50		2.94		25
Duff & Phelps International Real Estate Securities
Fund
Class A
10/1/16 to 3/31/17(10)	$7.25	0.05		(0.50)	(0.45)	(0.44)	—	(0.44)	(0.89)	$6.36	(5.90	)%(3)	$6,027	1.50	%(3)(11)	1.98	%(3)	1.64	%(3)	7	%(4)
10/1/15 to 9/30/16	6.63	0.11		0.58	0.69	(0.07)	—	(0.07)	0.62	7.25	10.47		8,680	1.51	(8)(11)	1.91		1.60		26
10/1/14 to 9/30/15	7.03	0.28		(0.21)	0.07	(0.47)	—	(0.47)	(0.40)	6.63	0.94		12,415	1.50		1.78		4.09		27
10/1/13 to 9/30/14	6.61	0.16		0.39	0.55	(0.13)	—	(0.13)	0.42	7.03	8.61		11,257	1.50		1.73		2.38		32
10/1/12 to 9/30/13	6.50	0.15		0.45	0.60	(0.49)	—	(0.49)	0.11	6.61	9.39		10,234	1.50		1.75		2.23		22
10/1/11 to 9/30/12	5.23	0.16		1.24	1.40	(0.13)	—	(0.13)	1.27	6.50	27.35		3,916	1.50		1.85		2.69		41

Class C
10/1/16 to 3/31/17(10)	$7.21	0.03		(0.51)	(0.48)	(0.39)	—	(0.39)	(0.87)	$6.34	(6.40	)%(3)	$1,078	2.25	%(3)(11)	2.73	%(3)	0.82	%(3)	7	%(4)
10/1/15 to 9/30/16	6.59	0.07		0.57	0.64	(0.02)	—	(0.02)	0.62	7.21	9.69		2,006	2.26	(8)(11)	2.68		0.97		26
10/1/14 to 9/30/15	6.97	0.23		(0.20)	0.03	(0.41)	—	(0.41)	(0.38)	6.59	0.29		2,226	2.25		2.52		3.36		27
10/1/13 to 9/30/14	6.56	0.12		0.38	0.50	(0.09)	—	(0.09)	0.41	6.97	7.75		2,553	2.25		2.48		1.68		32
10/1/12 to 9/30/13	6.48	0.09		0.46	0.55	(0.47)	—	(0.47)	0.08	6.56	8.55		1,911	2.25		2.49		1.35		22
10/1/11 to 9/30/12	5.20	0.12		1.24	1.36	(0.08)	—	(0.08)	1.28	6.48	26.36		1,531	2.25		2.60		2.04		41

Class I
10/1/16 to 3/31/17(10)	$7.26	0.06		(0.51)	(0.45)	(0.45)	—	(0.45)	(0.90)	$6.36	(5.80	)%(4)	$18,883	1.25	%(3)(11)	1.73	%(3)	1.86	%(3)	7	%(4)
10/1/15 to 9/30/16	6.64	0.14		0.56	0.70	(0.08)	—	(0.08)	0.62	7.26	10.72		24,348	1.26	(8)(11)	1.68		1.98		26
10/1/14 to 9/30/15	7.03	0.30		(0.20)	0.10	(0.49)	—	(0.49)	(0.39)	6.64	1.31		24,999	1.25		1.52		4.36		27
10/1/13 to 9/30/14	6.61	0.18		0.39	0.57	(0.15)	—	(0.15)	0.42	7.03	8.87		28,738	1.25		1.48		2.64		32
10/1/12 to 9/30/13	6.49	0.15		0.47	0.62	(0.50)	—	(0.50)	0.12	6.61	9.66		29,999	1.25		1.49		2.35		22
10/1/11 to 9/30/12	5.23	0.17		1.25	1.42	(0.16)	—	(0.16)	1.26	6.49	27.74		28,095	1.25		1.59		2.92		41
Horizon International
Wealth Masters Fund
Class A
10/1/16 to 3/31/17(10)	$10.21	0.02		0.31	0.33	(0.14)	—	(0.14)	0.19	$10.40	3.30	%(4)	$237	1.55	%(3)(11)	3.64	%(3)	0.40	%(3)	10	%(4)
10/1/15 to 9/30/16	9.52	0.08		0.88	0.96	(0.12)	(0.15)	(0.27)	0.69	10.21	10.29		232	1.56	(8)(11)	3.28		0.81		34
11/17/14(6) to 9/30/15	10.00	0.08		(0.56)	(0.48)	—	—	—	(0.48)	9.52	(4.80	)(4)	126	1.55	(3)	3.84	(3)	0.91	(3)	32	(4)

Class C
10/1/16 to 3/31/17(10)	$10.13	(0.02)		0.31	0.29	(0.05)	—	(0.05)	0.24	$10.37	2.90	%(4)	$124	2.30	%(3)(11)	4.39	%(3)	(0.31	)%(3)	10	%(4)
10/1/15 to 9/30/16	9.46	—	(5)	0.87	0.87	(0.05)	(0.15)	(0.20)	0.67	10.13	9.39		115	2.31	(8)(11)	4.27		0.00		34
11/17/14(6) to 9/30/15	10.00	0.01		(0.55)	(0.54)	—	—	—	(0.54)	9.46	(5.40	)(4)	114	2.30	(3)	4.59	(3)	0.14	(3)	32	(4)

Class I
10/1/16 to 3/31/17(10)	$10.24	0.03		0.30	0.33	(0.15)	—	(0.15)	0.18	$10.42	3.38	%(4)	$5,262	1.30	%(3)(11)	3.39	%(3)	0.66	%(3)	10	%(4)
10/1/15 to 9/30/16	9.54	0.10		0.89	0.99	(0.14)	(0.15)	(0.29)	0.70	10.24	10.62		5,089	1.31	(8)(11)	3.25		1.01		34
11/17/14(6) to 9/30/15	10.00	0.11		(0.57)	(0.46)	—	—	—	(0.46)	9.54	(4.60	)(4)	4,602	1.30	(3)	3.56	(3)	1.19	(3)	32	(4)

The footnote legend is at the end of the financial highlights.

See Notes to Financial Statements

40

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)		Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(7)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(7)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
KAR Emerging Markets
Small-Cap Fund
Class A
10/1/16 to 3/31/17(10)	$9.29	0.02		0.95	0.97	(0.17)	—	(0.17)	0.80	$10.09	10.68	%(4)	$582	1.84	%(3)(11)	3.23	%(3)	0.53	%(3)	21	%(4)
10/1/15 to 9/30/16	7.85	0.18		1.41	1.59	(0.15)	—	(0.15)	1.44	9.29	20.66		382	1.86	(8)(11)	3.77		2.18		34
10/1/14 to 9/30/15	10.32	0.16		(2.28)	(2.12)	(0.12)	(0.23)	(0.35)	(2.47)	7.85	(21.20)		332	1.85		3.62		1.73		35
12/17/13(6) to 9/30/14	10.00	0.18		0.16	0.34	(0.02)	—	(0.02)	0.32	10.32	3.45	(4)	217	1.85	(3)	4.82	(3)	2.25	(3)	44	(4)

Class C
10/1/16 to 3/31/17(10)	$9.31	—	(5)	0.95	0.95	(0.12)	—	(0.12)	0.83	$10.14	10.38	%(4)	$222	2.59	%(3)(11)	3.98	%(3)	(0.02	)%(3)	21	%(4)
10/1/15 to 9/30/16	7.80	0.12		1.41	1.53	(0.02)	—	(0.02)	1.51	9.31	19.62		117	2.61	(8)(11)	4.51		1.39		34
10/1/14 to 9/30/15	10.26	0.07		(2.24)	(2.17)	(0.06)	(0.23)	(0.29)	(2.46)	7.80	(21.68)		128	2.60		4.34		0.76		35
12/17/13(6) to 9/30/14	10.00	0.12		0.16	0.28	(0.02)	—	(0.02)	0.26	10.26	2.82	(4)	159	2.60	(3)	5.59	(3)	1.54	(3)	44	(4)

Class I
10/1/16 to 3/31/17(10)	$9.31	0.04		0.96	1.00	(0.18)	—	(0.18)	0.82	$10.13	10.89	%(4)	$5,770	1.59	%(3)(11)	2.98	%(3)	0.78	%(3)	21	%(4)
10/1/15 to 9/30/16	7.88	0.20		1.41	1.61	(0.18)	—	(0.18)	1.43	9.31	20.82		4,420	1.61	(8)(11)	3.53		2.44		34
10/1/14 to 9/30/15	10.34	0.18		(2.28)	(2.10)	(0.13)	(0.23)	(0.36)	(2.46)	7.88	(20.96)		3,871	1.60		3.35		1.87		35
12/17/13(6) to 9/30/14	10.00	0.20		0.17	0.37	(0.03)	—	(0.03)	0.34	10.34	3.66	(4)	3,480	1.60	(3)	4.64	(3)	2.50	(3)	44	(4)
KAR International
Small-Cap Fund
Class A
10/1/16 to 3/31/17(10)	$13.01	0.06		1.46	1.52	(0.26)	—	(0.26)	1.26	$14.27	11.84	%(4)	$6,020	1.59	%(3)(11)	1.73	%(3)	0.96	%(3)	22	%(4)
10/1/15 to 9/30/16	10.85	0.21		2.38	2.59	(0.20)	(0.23)	(0.43)	2.16	13.01	24.58		1,985	1.61	(8)(11)	1.87		1.80		40
10/1/14 to 9/30/15	13.70	0.17		(1.83)	(1.66)	(0.23)	(0.96)	(1.19)	(2.85)	10.85	(12.58)		1,916	1.60		1.74		1.41		64
10/1/13 to 9/30/14	13.20	0.47		0.41	0.88	(0.25)	(0.13)	(0.38)	0.50	13.70	6.65		2,477	1.60		1.73		3.31		44
10/1/12 to 9/30/13	10.09	0.30		2.91	3.21	(0.09)	(0.01)	(0.10)	3.11	13.20	31.97		403	1.60		2.51		2.52		26
9/5/12(6) to 9/30/12	10.00	0.02		0.07	0.09	—	—	—	0.09	10.09	0.90	(4)	101	1.60	(3)	16.64	(3)	3.65	(3)	0	(4)

Class C
10/1/16 to 3/31/17(10)	$12.92	0.01		1.43	1.44	(0.23)	—	(0.23)	1.21	$14.13	11.36	%(4)	$3,399	2.34	%(3)(11)	2.48	%(3)	0.12	%(3)	22	%(4)
10/1/15 to 9/30/16	10.72	0.12		2.37	2.49	(0.06)	(0.23)	(0.29)	2.20	12.92	23.76		1,465	2.36	(8)(11)	2.63		1.02		40
10/1/14 to 9/30/15	13.63	0.08		(1.82)	(1.74)	(0.21)	(0.96)	(1.17)	(2.91)	10.72	(13.28)		1,464	2.35		2.49		0.65		64
10/1/13 to 9/30/14	13.16	0.24		0.54	0.78	(0.18)	(0.13)	(0.31)	0.47	13.63	5.89		1,194	2.35		2.49		1.73		44
10/1/12 to 9/30/13	10.09	0.19		2.93	3.12	(0.04)	(0.01)	(0.05)	3.07	13.16	30.92		374	2.35		3.34		1.62		26
9/5/12(6) to 9/30/12	10.00	0.02		0.07	0.09	—	—	—	0.09	10.09	0.90	(4)	107	2.35	(3)	17.43	(3)	2.86	(3)	0	(4)

Class I
10/1/16 to 3/31/17(10)	$13.04	0.06		1.47	1.53	(0.26)	—	(0.26)	1.27	$14.31	11.88	%(4)	$86,043	1.34	%(3)(11)	1.48	%(3)	0.94	%(3)	22	%(4)
10/1/15 to 9/30/16	10.89	0.23		2.40	2.63	(0.25)	(0.23)	(0.48)	2.15	13.04	24.94		40,424	1.36	(8)(11)	1.62		1.95		40
10/1/14 to 9/30/15	13.74	0.21		(1.85)	(1.64)	(0.25)	(0.96)	(1.21)	(2.85)	10.89	(12.43)		40,512	1.35		1.49		1.70		64
10/1/13 to 9/30/14	13.21	0.36		0.57	0.93	(0.27)	(0.13)	(0.40)	0.53	13.74	7.04		46,599	1.35		1.49		2.57		44
10/1/12 to 9/30/13	10.10	0.34		2.89	3.23	(0.11)	(0.01)	(0.12)	3.11	13.21	32.13		18,123	1.35		2.23		2.82		26
9/5/12(6) to 9/30/12	10.00	0.03		0.07	0.10	—	—	—	0.10	10.10	1.00	(4)	2,834	1.35	(3)	16.39	(3)	3.89	(3)	0	(4)

Class R6
10/1/16 to 3/31/17(10)	$13.03	0.06		1.48	1.54	(0.27)	—	(0.27)	1.27	$14.30	11.99	%(4)	$191	1.25	%(3)(11)	1.39	%(3)	0.89	%(3)	22	%(4)
10/1/15 to 9/30/16	10.89	0.25		2.39	2.64	(0.27)	(0.23)	(0.50)	2.14	13.03	25.06		112	1.27	(8)	1.52		2.19		40
11/12/14(6) to 9/30/15	13.43	0.22		(1.55)	(1.33)	(0.25)	(0.96)	(1.21)	(2.54)	10.89	(10.41	)(4)	90	1.27	(3)	1.41	(3)	2.02	(3)	64	(4)

The footnote legend is at the end of the financial highlights.

See Notes to Financial Statements

41

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(7)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(7)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Vontobel Global
Opportunities Fund
Class A
10/1/16 to 3/31/17(10)	$13.69	— (5)	1.15	1.15	(0.05)	(0.08)	(0.13)	1.02	$14.71	8.41	%(4)	$101,009	1.46	%(3)(9)(11)	1.47	%(3)	0.02	%(3)	20	%(4)
10/1/15 to 9/30/16	12.32	0.05	1.35	1.40	(0.03)	—	(0.03)	1.37	13.69	11.38		105,967	1.47	(11)	1.48		0.37		29
10/1/14 to 9/30/15	12.12	0.05	0.21	0.26	(0.06)	—	(0.06)	0.20	12.32	2.15		87,769	1.45		1.45		0.42		40
10/1/13 to 9/30/14	11.07	0.08	1.04	1.12	(0.07)	—	(0.07)	1.05	12.12	10.18		77,738	1.48		1.46		0.70		41
10/1/12 to 9/30/13	9.91	0.07	1.12	1.19	(0.03)	—	(0.03)	1.16	11.07	12.05		78,434	1.55		1.50		0.69		61
10/1/11 to 9/30/12	7.91	0.05	1.99	2.04	(0.04)	—	(0.04)	2.00	9.91	25.80		71,592	1.55		1.55		0.53		73

Class C
10/1/16 to 3/31/17(10)	$11.93	(0.04)	0.99	0.95	—	(0.08)	(0.08)	0.87	$12.80	7.98	%(4)	$24,994	2.21	%(3)(9)(11)	2.22	%(3)	(0.69	)%(3)	20	%(4)
10/1/15 to 9/30/16	10.79	(0.04)	1.18	1.14	—	—	—	1.14	11.93	10.57		23,070	2.23	(11)	2.24		(0.34)		29
10/1/14 to 9/30/15	10.66	(0.01)	0.16	0.15	(0.02)	—	(0.02)	0.13	10.79	1.42		14,431	2.21		2.21		(0.13)		40
10/1/13 to 9/30/14	9.76	— (5)	0.91	0.91	(0.01)	—	(0.01)	0.90	10.66	9.32		3,455	2.23		2.21		(0.04)		41
10/1/12 to 9/30/13	8.77	— (5)	0.99	0.99	—	—	—	0.99	9.76	11.29		2,963	2.30		2.24		(0.03)		61
10/1/11 to 9/30/12	7.02	(0.02)	1.77	1.75	—	—	—	1.75	8.77	24.93		1,700	2.30		2.30		(0.25)		73
Class I
10/1/16 to 3/31/17(10)	$13.69	0.03	1.14	1.17	(0.07)	(0.08)	(0.15)	1.02	$14.71	8.61	%(4)	$66,336	1.21	%(3)(9)(11)	1.22	%(3)	0.40	%(3)	20	%(4)
10/1/15 to 9/30/16	12.32	0.08	1.35	1.43	(0.06)	—	(0.06)	1.37	13.69	11.65		48,155	1.23	(11)	1.23		0.64		29
10/1/14 to 9/30/15	12.11	0.08	0.21	0.29	(0.08)	—	(0.08)	0.21	12.32	2.37		38,104	1.20		1.20		0.67		40
10/1/13 to 9/30/14	11.07	0.11	1.05	1.16	(0.12)	—	(0.12)	1.04	12.11	10.49		33,917	1.23		1.21		0.97		41
10/1/12 to 9/30/13	9.91	0.10	1.12	1.22	(0.06)	—	(0.06)	1.16	11.07	12.36		29,540	1.30		1.30		0.94		61
8/8/12(6) to 9/30/12	9.38	— (5)	0.53	0.53	—	—	—	0.53	9.91	5.54	(4)	23,617	1.30	(3)	1.30	(3)	0.02	(3)	73	(4)
Vontobel Greater European
Opportunities Fund
Class A
10/1/16 to 3/31/17(10)	$15.86	(0.01)	0.48	0.47	(0.24)	—	(0.24)	0.23	$16.09	3.14	%(4)	$3,446	1.44	%(3)(11)	1.87	%(3)	(0.12	)%(3)	15	%(4)
10/1/15 to 9/30/16	15.20	0.17	0.59	0.76	(0.10)	—	(0.10)	0.66	15.86	4.99		11,364	1.46	(8)(11)	1.82		1.06		49
10/1/14 to 9/30/15	15.32	0.16	0.01	0.17	(0.10)	(0.19)	(0.29)	(0.12)	15.20	1.19		13,306	1.45		1.89		1.02		35
10/1/13 to 9/30/14	15.87	0.09	(0.22)	(0.13)	(0.06)	(0.36)	(0.42)	(0.55)	15.32	(0.88)		12,703	1.45		1.91		0.54		65
10/1/12 to 9/30/13	14.20	0.13	2.09	2.22	(0.12)	(0.43)	(0.55)	1.67	15.87	15.92		13,433	1.45		2.22		0.86		75
10/1/11 to 9/30/12	11.80	0.16	2.87	3.03	(0.15)	(0.48)	(0.63)	2.40	14.20	26.75		6,513	1.45		2.82		1.26		49

Class C
10/1/16 to 3/31/17(10)	$15.58	(0.03)	0.44	0.41	(0.20)	—	(0.20)	0.21	$15.79	2.69	%(4)	$2,066	2.19	%(3)(11)	2.62	%(3)	(0.47	)%(3)	15	%(4)
10/1/15 to 9/30/16	14.95	0.04	0.59	0.63	—	—	—	0.63	15.58	4.21		2,292	2.23	(8)(11)	2.58		0.26		49
10/1/14 to 9/30/15	15.08	0.05	0.01	0.06	— (5)	(0.19)	(0.19)	(0.13)	14.95	0.43		1,564	2.20		2.64		0.34		35
10/1/13 to 9/30/14	15.71	(0.02)	(0.23)	(0.25)	(0.02)	(0.36)	(0.38)	(0.63)	15.08	(1.62)		1,130	2.20		2.67		(0.12)		65
10/1/12 to 9/30/13	14.10	0.03	2.07	2.10	(0.06)	(0.43)	(0.49)	1.61	15.71	15.11		607	2.20		2.92		0.21		75
10/1/11 to 9/30/12	11.69	0.07	2.85	2.92	(0.03)	(0.48)	(0.51)	2.41	14.10	25.73		187	2.20		3.57		0.52		49
Class I
10/1/16 to 3/31/17(10)	$15.91	0.05	0.43	0.48	(0.30)	—	(0.30)	0.18	$16.09	3.21	%(4)	$12,344	1.19	%(3)(11)	1.62	%(3)	0.69	%(3)	15	%(4)
10/1/15 to 9/30/16	15.26	0.25	0.54	0.79	(0.14)	—	(0.14)	0.65	15.91	5.22%		8,893	1.22	(8)(11)	1.56		1.57		49
10/1/14 to 9/30/15	15.38	0.24	(0.02)	0.22	(0.15)	(0.19)	(0.34)	(0.12)	15.26	1.47		5,751	1.20		1.63		1.55		35
10/1/13 to 9/30/14	15.92	0.14	(0.24)	(0.10)	(0.08)	(0.36)	(0.44)	(0.54)	15.38	(0.64)		2,751	1.20		1.68		0.89		65
10/1/12 to 9/30/13	14.23	0.06	2.20	2.26	(0.14)	(0.43)	(0.57)	1.69	15.92	16.19		1,918	1.20		1.96		0.39		75
10/1/11 to 9/30/12	11.83	0.17	2.90	3.07	(0.19)	(0.48)	(0.67)	2.40	14.23	26.99		155	1.20		2.57		1.32		49

The footnote legend is at the end of the financial highlights.

See Notes to Financial Statements

42

VIRTUS OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Footnote Legend

(1)	Sales charges, where applicable, are not reflected in the total return calculation.
(2)	Computed using average shares outstanding.
(3)	Annualized.
(4)	Not annualized.
(5)	Amount is less than $0.005.
(6)	Inception date.
(7)	The Funds will also indirectly bear their prorated share of expenses of the underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(8)	Net expense ratios include extraordinary proxy expenses.
(9)	Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and the Ratio of Net Investment Income (Loss) to Average Net Assets. If it was included the impact would have been to lower the Ratio of Net Expenses and increase the Ratio of Net Investment Income (Loss) as follows:

Duff& Phelps Global Infrastructure Fund		VontobelGlobal Opportunities Fund
Class A	—*	Class A	0.10%
Class C	—*	Class C	0.10%
Class I	—*	Class I	0.10%

*	no impact
(10)	Unaudited.
(11)	Net expense ratios may include earnings credit from custodian and low balance account fees as reflected in the Statements of Operations.

See Notes to Financial Statements

43

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

MARCH 31, 2017

Note	1. Organization

Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

As of the date of this report, 29 funds of the Trust are offered for sale, of which 10 (each a “Fund”) are reported in this semiannual report.

Each Fund is diversified and has a distinct investment objective.

The Funds have the following investment objectives:

Investment Objective(s)
Emerging Markets Debt Fund	Total return from current income and capital appreciation
Duff & Phelps Global Infrastructure Fund	Capital appreciation and current income
Duff & Phelps Global Real Estate Securities Fund	Primary investment objective of long-term capital appreciation, with a secondary investment objective of income
Duff & Phelps International Equity Fund	Long-term capital appreciation
Duff & Phelps International Real Estate Securities Fund	Primary investment objective of long-term capital appreciation, with a secondary investment objective of income
Horizon International Wealth Masters Fund	Capital appreciation
KAR Emerging Markets Small-Cap Fund	Capital appreciation
KAR International Small-Cap Fund	Capital appreciation
Vontobel Global Opportunities Fund	Capital appreciation
Vontobel Greater European Opportunities Fund	Long-term capital appreciation

There	is no guarantee that a Fund will achieve its objective(s).

All of the Funds offer Class A shares, Class C shares, and Class I shares. The Duff & Phelps Global Real Estate Securities Fund and KAR International Small-Cap Fund also offer Class R6 shares.

Class A shares of the Emerging Markets Debt Fund are sold with a front-end sales charge of up to 3.75%. Class A shares of the remaining Funds are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Effective March 6, 2017, the Vontobel Global Opportunities Fund Class B shares were converted to Class A shares. Class B shares could be purchased by existing shareholders through qualifying transactions.

Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares and Class R6 shares are sold without a sales charge.

Class R6 shares are only available to participants in employer-sponsored retirement plans, such as 401(k) plans, profit-sharing plans, defined benefit plans and other employer-directed plans. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Fund’s distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Low Balance Account Fees” in each Fund’s Statements of Operations for the period, as applicable.

Each Class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each Class bears different distribution and/or service fees under a Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board and has exclusive voting rights with respect to such plans. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Income and other expenses as well as realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each Class of shares.

Note	2. Significant Accounting Policies

The significant accounting policies consistently followed by the Trust in the preparation of its financial statements are summarized below and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A.	Security Valuation

Security valuation procedures for each Fund, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board. All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed quarterly by the Board.

44

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as treasury futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

Dividend income from REIT investments is recorded using management’s estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each domestic REIT after its fiscal year-end, and may differ from the estimated amounts.

C.	Income Taxes

Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2017, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2014 forward (with limited exceptions).

45

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

D.	Distributions to Shareholders

Distributions are recorded by each Fund on the ex-dividend date. Emerging Markets Debt Fund income distributions are declared and recorded daily and distributed monthly. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.

E.	Expenses

Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro rata expenses of any underlying mutual funds in which the Fund invests.

F.	Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	Loan Agreements

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid. At March 31, 2017, the Funds did not hold any loans.

H.	Securities Lending

($ reported in thousands)

Certain Funds may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of the agreement, when doing so the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by a Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral. At March 31, 2017, the Funds had securities on loan with cash collateral as follows:

Fund	Market Value of Securities on Loan	Cash Collateral
Horizon International Wealth Masters Fund	$228	$244
Vontobel Greater European Opportunities Fund	407	424

I.	Earnings Credit and Interest

Through arrangements with each Fund’s custodian, each Fund either receives an earnings credit or interest on agreed upon target un-invested cash balances to reduce each Fund’s custody expenses. The credits are reflected as “Earnings credit from Custodian” and the interest is reflected under “Interest income” in each Fund’s Statements of Operations for the period, as applicable.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

Note	3. Derivative Financial Instruments and Transactions

($ reported in thousands)

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollar without the delivery of foreign currency.

During the six months ended March 31, 2017 , the Duff & Phelps International Equity Fund entered into foreign currency exchange contracts to hedge exposure away from, foreign currencies (foreign currency exchange rate risk). Forward foreign currency contracts outstanding at period end, if any, are listed after the Fund’s Schedule of Investments.

These foreign currency contracts were executed under the ISDA 2002 Master Agreement without any Schedule thereto and without the requirement of posting any collateral to the counterparty.

The following is a summary of the Fund’s foreign currency exchange contracts which have a primary risk exposure as of March 31, 2017:

Statements of Assets and Liabilities
Assets
Unrealized appreciation on foreign currency exchange contracts	$2
Liabilities
Unrealized depreciation on foreign currency exchange contracts	(30)

$(28)

Statements of Operations
Net realized gain (loss) on foreign currency exchange contracts[1]	$(0)
Net Change in Unrealized Appreciation / (Depreciation) on foreign currency exchange contracts[2]	(28)

$(28)

[1]	Included in Net realized gain (loss) on foreign currency transactions within the Statements of Operations.
[2]	Included in Net change in unrealized appreciation (depreciation) on foreign currency translations within the Statement of Operations.

For the period ended March 31, 2017, the average daily cost of foreign currency exchange contracts purchased were $1,173 and the average daily cost of foreign currency exchange contracts sold were $1,146.

Note	4. Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect wholly owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Trust. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.

As compensation for its services to the Funds, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

	First $1 Billion	$1+ Billion
Emerging Markets Debt Fund	0.75%	0.70%
Horizon International Wealth Masters Fund	0.90	0.85
KAR Emerging Markets Small-Cap Fund	1.20	1.15
KAR International Small-Cap Fund	1.00	0.95
Vontobel Greater European Opportunities Fund	0.85	0.80

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
Duff & Phelps Global Infrastructure Fund	0.65%	0.60%	0.55%
Duff & Phelps Global Real Estate Securities Fund	0.85	0.80	0.75
Duff & Phelps International Real Estate Securities Fund	1.00	0.95	0.90
Vontobel Global Opportunities Fund	0.85	0.80	0.75

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VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

	First $2 Billion	$2+ Billion through $4 Billion	$4+ Billion
Duff & Phelps International Equity Fund	0.85%	0.80%	0.75%

During the 2016 fiscal year, the Emerging Markets Debt Fund invested a portion of its assets in Virtus Credit Opportunities Fund, an affiliated mutual fund. In order to avoid any duplication of advisory fees, the Adviser has voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by the Fund on the assets invested in the Credit Opportunities Fund. For the period covered by these financial statements, the waiver amounted to $1. This waiver is in addition to the expense limitation and/or fee waiver covered elsewhere in these financial statements and is included in the Statement of Operations in “less expenses reimbursed and/or waived by the investment adviser”.

B.	Subadvisers

The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. The subadvisers and the Funds they serve are as follows:

Fund	Subadviser	Fund	Subadviser
Emerging Markets Debt Fund	NF(1)	Horizon International Wealth Masters Fund	Horizon(5)
Duff & Phelps Global Infrastructure Fund	DPIM(3)	KAR Emerging Markets Small-Cap Fund	KAR(2)
Duff & Phelps Global Real Estate Securities Fund	DPIM(3)	KAR International Small-Cap Fund	KAR(2)
Duff & Phelps International Equity Fund	DPIM(4)(3)	Vontobel Global Opportunities Fund	Vontobel(4)
Duff & Phelps International Real Estate Securities Fund	DPIM(3)	Vontobel Greater European Opportunities Fund	Vontobel(4)

(1)	Newfleet Asset Management, LLC, an indirect wholly owned subsidiary of Virtus.
(2)	Kayne Anderson Rudnick Investment Management, LLC, an indirect wholly owned subsidiary of Virtus.
(3)	Duff & Phelps Investment Management Co., an indirect wholly owned subsidiary of Virtus.
(4)	Vontobel Asset Management, Inc.
(5)	Horizon Asset Management, LLC

C.	Expense Limits and Fee Waivers

The Adviser has contractually agreed to limit the following Fund’s total operating expenses (excluding front-end or contingent deferred sales loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any), so that such expenses do not exceed the following percentages of the Fund’s average daily net asset values as listed below through April 30, 2018.

	Class A	Class C	Class I	Class R6
Emerging Markets Debt Fund	1.35%	2.10%	1.10%	—
Duff & Phelps Global Real Estate Securities Fund	1.40	2.15	1.15	1.04%
Duff & Phelps International Equity Fund	1.50	2.25	1.25	—
Duff & Phelps International Real Estate Securities Fund	1.50	2.25	1.25	—
Horizon International Wealth Masters Fund	1.55	2.30	1.30	—
KAR Emerging Markets Small-Cap Fund	1.85	2.60	1.60	—
KAR International Small-Cap Fund	1.60	2.35	1.35	1.24
Vontobel Global Opportunities Fund	1.55	2.30	1.30	—
Vontobel Greater European Opportunities Fund	1.45	2.20	1.20	—

D.	Expense Recapture

For certain Funds, the Adviser may recapture operating expenses waived or reimbursed under these arrangements, within three years after the date on which such waiver or reimbursement occurred. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured as follows:

	Fiscal Year Ended
	2017	2018	2019	Total
Emerging Markets Debt Fund	$40	$38	$50	$128
Duff & Phelps Global Real Estate Securities Fund	79	79	164	$322
Duff & Phelps International Equity Fund	74	71	96	$241
Duff & Phelps International Real Estate Securities Fund	100	114	152	$366
Horizon International Wealth Masters Fund	—	101	98	$199
KAR Emerging Markets Small-Cap Fund	80	79	87	$246
KAR International Small-Cap Fund	60	67	108	$235
Vontobel Greater European Opportunities Fund	80	84	92	$256

E.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect wholly owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months (the “period”) ended March 31, 2017, it retained net commissions of $168 for Class A shares and deferred sales charges of $0 and $8 for Class A shares and Class C shares, respectively.

In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class A shares 0.25%; Class C shares 1.00%; Class I shares and Class R6 shares are not subject to a 12b-1 Plan.

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VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

F.	Administrator and Transfer Agent

Virtus Fund Services, LLC, an indirect wholly owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.

For the period ended March 31, 2017, the Funds incurred administration fees totaling $307 which are included in the Statements of Operations.

For the period ended March 31, 2017, the Funds incurred transfer agent fees totaling $379 which are included in the Statements of Operations. A portion of these fees was paid to outside entities that also provide services to the Trust.

G.	Affiliated Shareholders

At March 31, 2017, Virtus and its affiliates held shares of certain Funds, which may be redeemed at any time, that aggregated the following:

	Shares	Aggregate Net Asset Value
Emerging Markets Debt Fund
Class C	11,930	$111
Class I	3,095,007	28,815
Duff & Phelps Global Infrastructure Fund
Class I	603,480	8,515
Duff & Phelps Global Real Estate Securities Fund
Class I	175,450	4,806
Class R6	3,832	105
Duff & Phelps International Equity Fund
Class A	9,994	101
Class C	9,922	99
Class I	81,077	817
Duff & Phelps International Real Estate Securities Fund
Class A	337,811	2,148
Class I	799,898	5,087
Horizon International Wealth Masters Fund
Class A	10,429	108
Class C	10,268	106
Class I	502,574	5,237
KAR Emerging Markets Small-Cap Fund
Class A	10,791	109
Class C	10,485	106
Class I	303,752	3,077
KAR International Small-Cap Fund
Class R6	8,775	125

H.	Trustee Compensation

The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other Assets” on the Statement of Assets and Liabilities at March 31, 2017.

Note	5. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities, forward currency contracts and short-term securities) during the period ended March 31, 2017, were as follows:

	Purchases	Sales
Emerging Markets Debt Fund	$8,357	$36,098
Duff & Phelps Global Infrastructure Fund	41,316	52,485
Duff & Phelps Global Real Estate Securities Fund	30,277	23,525
Duff & Phelps International Equity Fund	2,252	2,659
Duff & Phelps International Real Estate Securities Fund	1,973	8,212
Horizon International Wealth Masters Fund	560	535
KAR Emerging Markets Small Cap Fund	1,553	1,036
KAR International Small-Cap Fund	49,340	12,301
Vontobel Global Opportunities Fund	35,110	40,963
Vontobel Greater European Opportunities Fund	2,921	7,665

There were no purchases or sales of long-term U.S. Government and agency securities for the Funds during the period ended March 31, 2017.

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VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2017

Note	6. Capital Share Transactions

(reported in thousands)

Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	Emerging Markets Debt Fund				Duff & Phelps Global Infrastructure Fund
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016		Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	530	$4,964	32	$284	563	$7,573	578	$7,838
Reinvestment of distributions	7	68	3	30	123	1,621	361	4,488
Shares repurchased	(554)	(4,988)	(29)	(247)	(1,650)	(22,558)	(1,802)	(24,238)

Net Increase / (Decrease)	(17)	$44	6	$67	(964)	$(13,364)	(863)	$(11,912)

Class C
Sale of shares	10	$91	9	$73	161	$2,163	221	$2,931
Reinvestment of distributions	1	8	2	15	59	774	201	2,471
Shares repurchased	(6)	(59)	(37)	(317)	(481)	(6,470)	(1,356)	(17,965)

Net Increase / (Decrease)	5	$40	(26)	$(229)	(261)	$(3,533)	(934)	$(12,563)

Class I
Sale of shares	73	$669	25	$214	1,478	$20,210	1,348	$18,253
Reinvestment of distributions	81	740	139	1,237	97	1,290	253	3,158
Shares repurchased	(56)	(512)	(36)	(306)	(916)	(12,472)	(2,424)	(32,314)

Net Increase / (Decrease)	98	$897	128	$1,145	659	$9,028	(823)	$(10,903)

	Duff & Phelps Global Real Estate Securities Fund				Duff & Phelps International Equity Fund
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016		Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	461	$12,479	1,668	$46,534	6	$55	23	$229
Reinvestment of distributions	45	1,187	44	1,163	1	10	1	6
Shares repurchased	(1,903)	(50,992)	(749)	(20,318)	(57)	(571)	(83)	(819)

Net Increase / (Decrease)	(1,397)	$(37,326)	963	$27,379	(50)	$(506)	(59)	$(584)

Class C
Sale of shares	58	$1,528	236	$6,500	2	$23	28	$270
Reinvestment of distributions	9	222	7	190	—	—	—	—
Shares repurchased	(111)	(2,954)	(93)	(2,565)	(27)	(263)	(107)	(1,030)

Net Increase / (Decrease)	(44)	$(1,204)	150	$4,125	(25)	$(240)	(79)	$(760)

Class I
Sale of shares	2,481	$67,041	3,406	$95,560	57	$567	59	$567
Reinvestment of distributions	109	2,879	47	1,232	3	29	3	26
Shares repurchased	(899)	(24,280)	(771)	(21,752)	(54)	(531)	(244)	(2,397)

Net Increase / (Decrease)	1,691	$45,640	2,682	$75,040	6	$65	(182)	$(1,804)

Class R6
Sale of shares	4	$101	—	$—	—	$—	—	$—
Reinvestment of distributions	— (1)	2	—	—	—	—	—	—
Shares repurchased	—	—	—	—	—	—	—	—

Net Increase / (Decrease)	4	$103	—	$—	—	$—	—	$—

(1)	Amount is less than 500 shares.

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VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2017

	Duff & Phelps International Real Estate Securities Fund				Horizon International Wealth Masters Fund
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016		Six Months Ended March 31, 2017 (Unaudited)			Year Ended September 30, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES		AMOUNT	SHARES		AMOUNT

Class A
Sale of shares	67	$437	626	$4,261	2		$22	14		$137
Reinvestment of distributions	84	506	20	133	—	(1)	3	—	(1)	3
Shares repurchased	(400)	(2,494)	(1,322)	(8,902)	(2)		(25)	(5)		(45)

Net Increase / (Decrease)	(249)	$(1,551)	(676)	$(4,508)	—	(1)	$— (2)	9		$95

Class C
Sale of shares	5	$35	31	$214	1		$6	—	(1)	$2
Reinvestment of distributions	15	88	1	5	—	(1)	1	—	(1)	2
Shares repurchased	(128)	(807)	(92)	(616)	—	(1)	(1)	(1)		(11)

Net Increase / (Decrease)	(108)	$(684)	(60)	$(397)	1		$6	(1)		$(7)

Class I
Sale of shares	585	$3,692	1,496	$10,464	—		—	—		$1
Reinvestment of distributions	238	1,434	46	299	8		75	15		139
Shares repurchased	(1,206)	(7,649)	(1,955)	(13,320)	—		—	—		—

Net Increase / (Decrease)	(383)	$(2,523)	(413)	$(2,557)	8		$75	15		$140

	KAR Emerging Markets Small-Cap Fund					KAR International Small-Cap Fund
	Six Months Ended March 31, 2017 (Unaudited)			Year Ended September 30, 2016		Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016
	SHARES		AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	36		$339	9	$76	469	$6,444	49	$578
Reinvestment of distributions	1		10	1	6	3	44	6	67
Shares repurchased	(20)		(195)	(11)	(88)	(203)	(2,812)	(79)	(925)

Net Increase / (Decrease)	17		$154	(1)	$(6)	269	$3,676	(24)	$(280)

Class C
Sale of shares	9		$90	2	$14	154	$2,112	37	$410
Reinvestment of distributions	—	(1)	2	— (1)	— (2)	2	29	3	35
Shares repurchased	—	(1)	— (2)	(6)	(45)	(29)	(392)	(63)	(709)

Net Increase / (Decrease)	9		$92	(4)	$(31)	127	$1,749	(23)	$(264)

Class I
Sale of shares	127		$1,220	112	$878	3,157	$43,304	700	$8,053
Reinvestment of distributions	10		93	10	78	70	913	140	1,563
Shares repurchased	(43)		(404)	(139)	(1,091)	(312)	(4,259)	(1,462)	(16,224)

Net Increase / (Decrease)	94		$909	(17)	$(135)	2,915	$39,958	(622)	$(6,608)

Class R6
Sale of shares	—		$—	—	$—	5	$64	—	$—
Reinvestment of distributions	—		—	—	—	— (1)	2	— (1)	4
Shares repurchased	—		—	—	—	—	—	—	—

Net Increase / (Decrease)	—		$—	—	$—	5	$66	— (1)	$4

(1)	Amount is less than 500 shares.
(2)	Amount is less than $500.

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VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2017

	Vontobel Global Opportunities Fund				Vontobel Greater European Opportunities Fund
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016		Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	797	$10,881	2,313	$30,155	31	$461	356	$5,574
Conversion from Class B shares(2)	10	149	—	—	—	—	—	—
Reinvestment of distributions	64	855	16	202	8	110	6	86
Shares repurchased	(1,745)	(24,569)	(1,718)	(22,328)	(541)	(8,108)	(520)	(8,182)

Net Increase / (Decrease)	(874)	$(12,684)	611	$8,029	(502)	$(7,537)	(158)	$(2,522)

Class B
Reinvestment of distributions	— (1)	$1	—	$—	—	$—	—	$—
Shares repurchased	(10)	(119)	—	—	—	—	—	—
Conversion to Class A shares(2)	(12)	(148)	—	—	—	—	—	—

Net Increase / (Decrease)	(22)	$(266)	—	$—	—	$—	—	$—

Class C
Sale of shares	297	$3,531	1,158	$13,134	12	$173	87	$1,345
Reinvestment of distributions	12	139	—	—	2	28	—	—
Shares repurchased	(290)	(3,491)	(562)	(6,368)	(30)	(438)	(45)	(688)

Net Increase / (Decrease)	19	$179	596	$6,766	(16)	$(237)	42	$657

Class I
Sale of shares	1,442	$20,521	1,467	$19,059	565	$8,564	892	$14,069
Reinvestment of distributions	14	185	6	71	14	196	6	94
Shares repurchased	(462)	(6,293)	(1,050)	(13,762)	(370)	(5,518)	(716)	(11,424)

Net Increase / (Decrease)	994	$14,413	423	$5,368	209	$3,242	182	$2,739

(1)	Amount is less than 500 shares.
(2)	See Note 1 in the Notes to Financial Statements for more information.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

Note	7. 10% Shareholders

As of March 31, 2017, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

	% of Shares Outstanding	Number of Accounts
Emerging Markets Debt Fund	94%	1	*
Duff & Phelps Global Infrastructure Fund#	12	1
Duff & Phelps Global Real Estate Securities Fund#	35	3
Duff & Phelps International Equity Fund	10	1
Duff & Phelps International Real Estate Securities Fund#	47	3	*
Horizon International Wealth Masters Fund	93	1	*
KAR Emerging Markets Small-Cap Fund	81	2	*
KAR International Small-Cap Fund	59	2
Vontobel Global Opportunities Fund	15	2
Vontobel Greater European Opportunities Fund	58	3

*	Includes affiliated shareholder account.

#	The Fund is owned by Virtus Alternatives Diversifier Fund. Virtus Alternatives Diversifier Fund does not invest in the underlying Funds for the purpose of exercising management or control; however, investments made may represent a significant portion of an underlying Fund’s net assets. At March 31, 2017, Virtus Alternatives Diversifier Fund was the owner of record of approximately 20% of the international Real Estate Securities Fund. The other affiliated funds held by the Virtus Alternatives Diversifier Fund were less than 10% each.

Note	8. Credit Risk and Asset Concentration

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

At March 31, 2017, the following Funds held securities issued by various companies in specific sectors as detailed below:

Fund	Sector	Percentage of Total Investments
Duff & Phelps Global Infrastructure Fund	Utilities	43%
Duff & Phelps Global Infrastructure Fund	Industrials	29%
Duff & Phelps International Real Estate Securities Fund	Real Estate Operating Companies	34%
Duff & Phelps International Real Estate Securities Fund	Retail REITs	34%
Horizon International Wealth Masters Fund	Consumer Discretionary	29%
KAR International Small-Cap Fund	Information Technology	31%
Vontobel Global Opportunities Fund	Consumer Staples	28%
Vontobel Greater European Opportunities Fund	Consumer Staples	36%

Note	9. Indemnifications

Under the Trust’s organizational documents, and in separate agreements between each Trustee and the Trust its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

53

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

Note	10. Federal Income Tax Information

($ reported in thousands)

At March 31, 2017, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Emerging Markets Debt Fund	$807	$79	$(119)	$(40)
Duff & Phelps Global Real Estate Securities Fund	182,030	11,921	(5,355)	6,566
Duff & Phelps Global Infrastructure Fund	100,740	14,089	(3,268)	10,821
Duff & Phelps International Equity Fund	3,628	530	(28)	502
Duff & Phelps International Real Estate Securities Fund	23,952	1,920	(392)	1,528
Horizon International Wealth Masters Fund	5,547	697	(399)	298
KAR Emerging Markets Small-Cap Fund	5,836	717	(162)	555
KAR International Small-Cap Fund	87,987	8,078	(1,167)	6,911
Vontobel Global Opportunities Fund	136,941	50,667	(905)	49,762
Vontobel Greater European Opportunities Fund	14,269	3,502	(45)	3,457

Certain Funds have capital loss carryovers available to offset future realized capital gains, through the indicated expiration dates shown below:

	2018		2019		No Expiration		Total
	Short-Term	Long-Term	Short-Term	Long-Term	Short-Term	Long-Term	Short-Term	Long-Term
Emerging Markets Debt Fund	$—	$—	$—	$—	$479	$1,521	$479	$1,521
Duff & Phelps International Equity Fund	—	—	—	—	797	65	797	65
Duff & Phelps International Real Estate Securities Fund	3,884	—	884	—	1,829	732	6,597	732
Horizon International Wealth Masters Fund	—	—	—	—	1	—	1	—
KAR Emerging Markets Small-Cap Fund	—	—	—	—	1	89	1	89
KAR International Small-Cap Fund	—	—	—	—	491	31	491	31
Vontobel Greater European Opportunities Fund	—	—	—	—	129	—	129	—

The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Note	11. Borrowings

($ reported in thousands)

On June 29, 2016, the Funds and other affiliated funds renewed a $50,000 secured line of credit. The Credit Agreement (the “Agreement”) is with a commercial bank (the “Bank”) that allows the Funds to borrow cash from the Bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth of each Fund’s total net assets in accordance with the Agreement. The Agreement has a term of 364 days and is renewable by the Funds with the Bank’s consent and approval of the Board. Interest is charged at the higher of the LIBOR (London Interbank Offered Rate) or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Funds and other affiliated funds are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default.

From February 10, 2017, to February 21, 2017, the Duff & Phelps International Real Estate Securities Fund made borrowings. The average daily borrowings under the Agreement and the weighted daily average interest rate were $1,857 and 1.77%, respectively. No other Funds made borrowings during the period and no Fund had any outstanding borrowings as of March 31, 2017.

Note	12. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the applicable Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

54

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

The following Funds held securities considered to be illiquid at March 31, 2017:

Fund	Aggregate Value		% of Fund’s net assets(2)
Duff & Phelps Global Real Estate Securities Fund	$—	(1)	0.0%
Duff & Phelps International Real Estate Securities Fund	10		0.0
KAR Emerging Markets Small-Cap Fund	182		2.8
KAR International Small-Cap Fund	1,833		1.9

(1)	Amount less than $500.

At March 31, 2017, the Funds did not hold any securities that were both illiquid and restricted.

Note	13. Regulatory Matters and Litigation

From time to time, the Trust, the Funds’ Adviser and/or Subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Funds’ Adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

On February 20, 2015, a putative class action complaint (In re Virtus Investment Partners, Inc. Securities Litigation; formerly styled as Tom Cummins v. Virtus Investment Partners Inc., et al.) alleging violations of certain provisions of the federal securities laws was filed by an individual shareholder against Virtus and certain of its officers (the “defendants”) in the United States District Court for the Southern District of New York. On August 21, 2015, the lead plaintiff filed a Consolidated Class Action Complaint (the “Consolidated Complaint”) amending the originally filed complaint and adding the Trust as a defendant. The Consolidated Complaint was purportedly filed on behalf of all purchasers of Virtus common stock between January 25, 2013 and May 11, 2015 (the “Class Period”). The Consolidated Complaint alleges that during the Class Period, the defendants disseminated materially false and misleading statements and concealed material adverse facts relating to certain funds previously subadvised by F-Squared Investments, Inc. and/or its affiliates (“F-Squared”). The plaintiff seeks to recover unspecified damages. A motion to dismiss the Consolidated Complaint was filed on behalf of the defendants on October 21, 2015. Pursuant to an Opinion & Order (“Order”) filed on July 1, 2016, the court granted in part and denied in part the defendants’ motion to dismiss. Although the Order narrows the scope of the claims asserted and dismisses one of the defendants from the suit, claims under Sections 10(b) and 20(a) of the Exchange Act and Rule 10b-5 thereunder survive the motion. The remaining defendants filed an Answer to the Consolidated Complaint on August 5, 2016. Pursuant to an Opinion & Order filed on May 15, 2017, the plaintiff’s motion for class certification, was granted by the court. Virtus and its affiliates, including the Adviser, believe that the suit is without merit and intend to defend it vigorously. The Trust believes that the risk of loss to the Funds as a result of this suit is remote. The Adviser does not believe that the suit will have any impact on its ability to provide services to the Funds.

On May 8, 2015, a putative class action complaint (Mark Youngers v. Virtus Investment Partners, Inc., et al.) alleging violations of certain provisions of the federal securities laws was filed in the United States District Court for the Central District of California. The complaint, which was purportedly filed on behalf of purchasers of certain Virtus Funds previously subadvised by F-Squared between May 8, 2010 and December 22, 2014, inclusive (the “Class Period”), alleged claims against Virtus, certain Virtus officers and affiliates (including the Adviser, Euclid Advisors LLC (“Euclid”) and VP Distributors, LLC), the trustees and certain officers of the Trust, and certain other parties (the “defendants”). The complaint alleges that during the Class Period the defendants disseminated materially false and misleading statements and concealed or omitted material facts necessary to make the statements made not misleading. On October 1, 2015, the plaintiffs filed a First Amended Class Action Complaint which, among other things, added aderivative claim for breach of fiduciary duty on behalf of the Trust. On October 19, 2015, the United States District Court for the Central District of California entered an order transferring the action to the Southern District of New York. On January 4, 2016, the plaintiffs filed a Second Amended Complaint. Motions to dismiss were filed on behalf of Virtus, its officers and affiliates and the independent trustees on February 1, 2016. An Opinion & Order (“Order”) granting in part and denying in part the defendants’ motions to dismiss was issued on July 1, 2016. The Order dismissed all claims against the Adviser, Euclid, the independent trustees and certain of the other individual defendants, and narrowed the claims asserted against the remaining defendants. The remaining defendants filed an Answer to the Second Amended Complaint on August 5, 2016. A Stipulation of Voluntary Dismissal of the claim under Section 12 of the Securities Act of 1933, as amended, was filed on September 15, 2016.

The remaining defendants filed a motion to certify an interlocutory appeal of the July 1, 2016 order to the Court of Appeals for the Second Circuit on August 26, 2016. The motion was denied on January 6, 2017. Pursuant to an Opinion & Order filed on May 15, 2017, the plaintiffs’ motion for class certification, was denied by the court. Virtus and its affiliates, including the Adviser, believe that the suit has no basis in law or fact and intend to defend it vigorously. The Trust believes that the risk of loss to the Funds as a result of this suit is remote. The Adviser does not believe that the suit will have any impact on its ability to provide services to the Funds.

Note	14. New Accounting Pronouncement

On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. Certain of these amendments relate to Regulation S-X which sets forth the requisite form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

Note	15. Custody Fees Reimbursed

State Street Bank & Trust, custodian for certain Funds through January 29, 2010, reimbursed the Funds for out-of-pocket custody expenses overbilled for the period 1998 through January 29, 2010. The amounts reimbursed, including interest, are shown in the Statement of Operations under “Custody Fees reimbursed.”

55

VIRTUS OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

Note	16. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that the following subsequent events require recognition or disclosure in these financial statements.

On March 27, 2017, the Board of Virtus Opportunities Trust voted to liquidate the Virtus Emerging Markets Debt Fund. The Fund was liquidated on May 10, 2017 at net asset value.

56

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”) (together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Emerging Markets Debt Fund, Virtus Emerging Markets Small-Cap Fund, Virtus Global Infrastructure Fund, Virtus Global Opportunities Fund, Virtus Global Real Estate Securities Fund, Virtus Greater European Opportunities Fund, Virtus International Equity Fund, Virtus International Small-Cap Fund, Virtus International Real Estate Securities Fund and Virtus International Wealth Masters Fund (individually and collectively, the “Funds”) of the Trust. At in-person meetings held on November 2, 2016 and November 16-17, 2016 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and each subadviser (each, a “Subadviser” and collectively, the “Subadvisers”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of certain of the Subadvisers with VIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the applicable Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Funds by VIA and each of the Subadvisers; (2) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates with those of a group of funds with similar investment objective(s); (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on each Fund’s performance and expenses; (7) fees paid to VIA and the Subadvisers by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the Meetings information provided by VIA and each Subadviser, including completed questionnaires, each concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VIA is responsible for the management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Funds’ subadvisers, including (a) VIA’s ability to select and monitor the subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor to the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Funds’ investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadvisers’ management of the Funds is subject to the oversight of the Board and must be carried out in accordance with the investment objectives, policies and restrictions set forth in the Funds’ prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Funds; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

57

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund.

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Funds prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board evaluated each Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio composition, as well as each Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to a Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended June 30, 2016.

Virtus Emerging Markets Debt Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1- and 3- year periods and underperformed its benchmark for the 1- and 3- year periods.

Virtus Emerging Markets Small-Cap Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the year-to-date and 1-year periods and outperformed its benchmark for the year-to-date and 1-year periods.

Virtus Global Infrastructure Fund. The Board noted that the Fund outperformed the median of its Performance Universe and its benchmark for the 1-, 3-, 5- and 10-year periods.

Virtus Global Opportunities Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3- and 5-year periods and underperformed the median of its Performance Universe for the 10-year period. The Board also noted that the Fund outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.

Virtus Global Real Estate Securities Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3- and 5-year periods. The Board also noted that the Fund outperformed its benchmark for the 3- and 5-year periods and underperformed its benchmark for the 1-year period.

Virtus Greater European Opportunities Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3- and 5-year periods and outperformed its benchmark for the 1-, 3- and 5-year periods.

Virtus International Equity Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1- and 3-year periods. The Board also noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 5-year period.

Virtus International Real Estate Securities Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3- and 5-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3- and 5-year periods.

Virtus International Small-Cap Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1- and 3-year periods.

Virtus International Wealth Masters Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the year-to-date and 1-year periods.

The Board also considered management’s discussion about the reasons for a Fund’s underperformance relative to its peer group or benchmark. After reviewing these and related factors, the Board concluded that each Fund’s overall performance, or reasons discussed for underperformance, was satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees. The Board also noted that certain of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by those Funds and their shareholders. The Board also noted that the subadvisory fees were paid by VIA out of its management fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses. The Subadvisers provided, and the Board considered, fee information of comparable accounts managed by the Subadvisers, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.

Virtus Emerging Markets Debt Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were above the median of the Expense Group.

58

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Virtus Emerging Markets Small-Cap Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were above the median of the Expense Group.

Virtus Global Infrastructure Fund. The Board considered that the Fund’s net management fee and net total expenses were below the median of the Expense Group.

Virtus Global Opportunities Fund. The Board considered that the Fund’s net management fee and net total expenses were above the median of the Expense Group.

Virtus Global Real Estate Securities Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were below the median of the Expense Group.

Virtus Greater European Opportunities Fund. The Board considered that the Fund’s net management fee after waivers was below the median of the Expense Group and its net total expenses after waivers were equal to the median of the Expense Group.

Virtus International Equity Fund. The Board considered that the Fund’s net management fee after waivers was below the median of the Expense Group and net total expenses after waivers were above the median of the Expense Group.

Virtus International Real Estate Securities Fund. The Board considered that the Fund’s net management fee after waivers was equal to the medium median of the Expense Group and net total expenses after waivers were above the median of the Expense Group.

Virtus International Small-Cap Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were below the median of the Expense Group.

Virtus International Wealth Masters Fund. The Board considered that the Fund’s net management fee after waivers was below the median of the Expense Group and net total expenses after waivers were above the median of the Expense Group.

The Board concluded that the advisory and subadvisory fees for each Fund, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a Fund-by-Fund basis, of VIA for its management of the Funds and the other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, including the applicable Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VIA and its affiliates.

In considering the profitability to the Subadvisers in connection with their relationship to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the affiliated Subadvisers, the Board noted that, because such Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA. In addition, with respect to Vontobel Asset Management, Inc. and Horizon Asset Management LLC, the unaffiliated Subadvisers, the Board relied on the ability of VIA to negotiate the Subadvisory Agreements and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the profitability to the Subadvisers and their affiliates from their relationship with the Funds was not a material factor in approval of the Subadvisory Agreements.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for certain Funds. The Board also took into account management’s discussion of the Funds’ management fee and subadvisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also took into account the current size of the Funds. The Board concluded that no changes to the advisory fee structure of the Funds were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadvisers’ profitability, and based upon the current size of the Fund(s) managed by each Subadviser, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Funds was not a material factor in the approval of the Subadvisory Agreements at this time.

Other Factors. The Board considered other benefits that may be realized by VIA and each Subadviser and their respective affiliates from their relationships with the applicable Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while certain of the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Fund(s), other than the fee to be earned under the applicable Agreement(s). There may be certain indirect benefits gained, including to the extent that serving the Fund(s) could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

59

Virtus Global Real Estate Securities Fund,

a series of Virtus Opportunities Trust

Supplement dated February 17, 2017 to the Summary and

Statutory Prospectuses dated January 30, 2017, as supplemented

IMPORTANT NOTICE TO INVESTORS

Virtus Global Real Estate Securities Fund

This supplement corrects a typographical error in the “Example” table under “Fees and Expenses” in the summary prospectus and in the summary section of the statutory prospectus. The “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$709	$1,019	$1,350	$2,283
Class C	Sold	$318	$700	$1,208	$2,605
	Held	$218	$700	$1,208	$2,605
Class I	Sold or Held	$117	$393	$690	$1,534
Class R6	Sold or Held	$106	$359	$631	$1,409

All other disclosure concerning the fund, including fees and expenses, remains unchanged from its prospectuses dated January 28, 2017, as supplemented.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/GlobalRealEstateCorrection (2/2017)

VIRTUS OPPORTUNITIES TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Thomas J. Brown

Donald C. Burke

Roger A. Gelfenbien

John R. Mallin

Hassell H. McClellan

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Nancy J. Engberg, Vice President and Chief Compliance Officer

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank, NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

How to Contact Us

Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874 Providence, RI 02940-8074

For more information about Virtus Mutual Funds,

please call your financial representative, or contact us

at 1-800-243-1574 or Virtus.com.

8031	5-17

SEMIANNUAL REPORT

Virtus Vontobel Emerging Markets Opportunities Fund

(f/k/a Virtus Emerging Markets Opportunities Fund)

March 31, 2017

TRUST NAME: VIRTUS OPPORTUNITIES TRUST

Not FDIC Insured

No Bank Guarantee

May Lose Value

Virtus Vontobel Emerging Markets Opportunities Fund

(“Vontobel Emerging Markets Opportunities Fund” f/k/a “Emerging Markets Opportunities Fund”)

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Vontobel Emerging Markets Opportunities Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

To My Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present this report that reviews the performance of your fund for the six-month fiscal period ended March 31, 2017.

Despite short-lived selloffs that occurred following the U.K.’s “Brexit” decision last June and the U.S. presidential election in November, the six-month period was strong for global markets. As the fiscal period drew to a close, equity markets continued to benefit from the post-election “Trump bump.” The Federal Reserve (“the Fed”) raised interest rates twice in the period – once in December, and again in March – a clear signal that it believes the U.S. economy is on a growth path. At the same time, other major central banks remained committed to monetary stimulus, adding reassurance to global markets. U.S. growth, as evidenced by strong jobs, housing, and consumer spending data, gives investors reason for optimism. Corporate earnings got off to a strong start for the first quarter of 2017. The pro-growth policies of the new administration, if implemented, could have continued positive impact on earnings and the markets.

Global equity markets turned in positive performance over the six-month period. U.S. large- and small-cap stocks returned 10.12% and 11.52%, as measured by the returns of the S&P 500® Index and Russell 2000® Index, respectively. Within international equities, emerging markets slightly outperformed their developed peers, with the MSCI Emerging Markets Index (net) up 6.80%, compared with the MSCI EAFE® Index (net), which returned 6.48%.

Demand for U.S. Treasuries remained strong, driven by foreign investors seeking safe havens and yield in light of the negative interest rate environment in many international economies. On March 31, 2017, the benchmark 10-year U.S. Treasury yielded 2.40% compared with 1.60% six months earlier. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, was down 2.18% for the six months, while non-investment grade bonds gained 4.50%, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.

Market uncertainty is an ever-present reminder of the importance of portfolio diversification, including exposure to traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies.

On behalf of our investment affiliates, thank you for entrusting Virtus with your assets. Should you have questions about your account or require assistance, please visit our website at Virtus.com, or call our customer service team at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

May 2017

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

1

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2016 TO MARCH 31, 2017

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Vontobel Emerging Markets Opportunities Fund (the “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares and Class R6 shares are sold without sales charges and Class R6 shares do not incur distribution and service fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

2

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2016 TO MARCH 31, 2017

Expense Table
	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Annualized Expense Ratio	Expenses Paid During Period*
Vontobel Emerging Markets Opportunities Fund
Actual
Class A	$1,000.00	$1,001.60	1.61%	$8.03
Class C	1,000.00	996.90	2.36	11.75
Class I	1,000.00	1,003.50	1.36	6.79
Class R6	1,000.00	1,002.90	1.21	6.04

Hypothetical (5% return before expenses)
Class A	1,000.00	1,016.90	1.61	8.10
Class C	1,000.00	1,013.16	2.36	11.85
Class I	1,000.00	1,018.15	1.36	6.84
Class R6	1,000.00	1,018.90	1.21	6.09

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the current prospectus.

3

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

KEY INVESTMENT TERMS (Unaudited)

MARCH 31, 2017

American Depositary Receipt (ADR)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Bloomberg Barclays U.S. Aggregate Bond Index

The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Bloomberg Barclays U.S. Corporate High Yield Bond Index

The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Brexit

A combination of the words “Britain” and “exit” which refers to Britain’s withdrawal from the European Union.

Exchange-Traded Funds (ETF)

A fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.

Federal Reserve (the Fed)

The Central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

MSCI EAFE® Index (net)

The MSCI EAFE® Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

MSCI Emerging Markets Index (net)

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

4

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

KEY INVESTMENTS TERMS (Unaudited) (Continued)

MARCH 31, 2017

Russell 2000® Index

The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Sponsored ADR (American Depositary Receipt)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).

5

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2017

($ reported in thousands)

Asset Allocations

The following table presents the portfolio holdings within certain sectors as a percentage of total investments attributable to each sector at March 31, 2017.
Consumer Staples	35%
Financials	23
Information Technology	21
Consumer Discretionary	6
Industrials	3
Utilities	3
Energy	3
Other	6

Total	100%

	SHARES		VALUE
COMMON STOCKS—98.7%
Consumer Discretionary—5.9%
Kangwon Land, Inc. (South Korea)	2,668,322		$91,147
Las Vegas Sands Corp. (United States)	1,942,169		110,840
Matahari Department Store Tbk PT (Indonesia)	84,287,933		83,336
Naspers Ltd. Class N (South Africa)	816,629		140,911

			426,234

Consumer Staples—34.9%
Ambev S.A. Sponsored ADR (Brazil)	54,231,920		312,376
Amorepacific Corp. (South Korea)	405,664		101,752
Anheuser-Busch InBev N.V. (Belgium)	1,435,979		157,633
British American Tobacco Bhd (Malaysia)	1,691,314	(3)	17,427
British American Tobacco plc (United Kingdom)	3,611,049	(4)	237,244

	SHARES	VALUE
Consumer Staples (continued)
CP ALL PCL (Thailand)	87,937,000	$150,987
Fomento Economico Mexicano SAB de CV Sponsored ADR (Mexico)	3,081,133	272,742
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)	304,552,621	89,134
Heineken N.V. (Netherlands)	2,072,043	176,395
Hindustan Unilever Ltd. (India)	6,468,930	90,830
ITC Ltd. (India)	59,058,096	254,932
LG Household & Health Care Ltd. (South Korea)	115,544	83,793
President Chain Store Corp. (Taiwan)	9,422,135	77,631
Thai Beverage PCL (Thailand)	113,364,200	76,178
Unilever N.V. CVA (Netherlands)	4,631,035	230,075
Wal-Mart de Mexico SAB de CV (Mexico)	85,743,252	197,845

		2,526,974

See Notes to Financial Statements

6

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	SHARES	VALUE
Energy—2.5%
Ultrapar Participacoes S.A. (Brazil)	7,973,643	$182,111

Financials—23.1%
Bank Central Asia Tbk PT (Indonesia)	101,876,714	126,529
Bank Pekao SA (Poland)	2,311,225	76,988
BB Seguridade Participacoes (Brazil)	14,760,877	138,245
Grupo Financiero Santander Mexico SAB de C.V. ADR, Class B (Mexico)	11,514,492	103,976
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	1,013,498	25,509
Housing Development Finance Corp. Bank Ltd. (India)	18,124,897	402,650
Housing Development Finance Corp. Bank Ltd. ADR (India)	599,880	45,123
Housing Development Finance Corp., Ltd. (India)	14,571,523	337,074
Public Bank Bhd (Malaysia)	22,971,100	103,293
Remgro Ltd. (South Africa)	5,127,989	78,772
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	450,216	107,894
United Overseas Bank Ltd. (Singapore)	7,928,100	125,310

		1,671,363

Health Care—1.9%
Mediclinic International plc (United Kingdom)	7,494,404	66,575
Sun Pharmaceutical Industries Ltd. (India)	6,956,212	73,718

		140,293

	SHARES	VALUE
Industrials—3.0%
Airports of Thailand PCL (Thailand)	29,434,000	$33,620
CCR S.A. (Brazil)	12,233,843	70,536
Grupo Aeroportuario del Pacifico SAB de C.V. Class B (Mexico)	7,865,757	76,388
Korea Aerospace Industries Ltd. (South Korea)	717,168	36,939

		217,483

Information Technology—20.7%
Alibaba Group Holding Ltd. Sponsored ADR (China)(2)	3,360,126	362,322
Cielo S.A. (Brazil)	20,714,672	187,786
NetEase, Inc. ADR (China)	699,953	198,787
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	29,172,119	181,710
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	3,310,546	108,718
Tata Consultancy Services Ltd. (India)	3,769,182	141,155
Tencent Holdings Ltd. (China)	11,227,990	321,894

		1,502,372

Real Estate—1.4%
Link REIT (Hong Kong)	14,757,982	103,400

Telecommunication Services—2.5%
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	580,789,969	180,005

Utilities—2.8%
Equatorial Energia SA (Brazil)	763,755	14,345

See Notes to Financial Statements

7

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2017

($ reported in thousands)

	SHARES	VALUE
Utilities (continued)
Infraestructura Energetica Nova Sab de CV (Mexico)	19,059,177	$91,060
Power Grid Corp. of India Ltd. (India)(2)	32,226,586	97,918

		203,323
TOTAL COMMON STOCKS (Identified Cost $6,381,283)		7,153,558
TOTAL LONG TERM INVESTMENTS—98.7%
(Identified Cost $6,381,283)		7,153,558
TOTAL INVESTMENTS—98.7% (Identified Cost $6,381,283)		7,153,558(1)
Other assets and liabilities, net—1.3%		96,920

NET ASSETS—100.0%		$7,250,478

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 8 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Shares traded on Johannesburg Exchange.
(4)	Shares traded on London Exchange.

Country Weightings†
India	20%
Brazil	13
China	12
Mexico	10
Indonesia	7
South Korea	6
Netherlands	6
Other	26
Total	100%

†	% of total investments as of March 31, 2017

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$7,153,558	$7,153,558

Total Investments	$7,153,558	$7,153,558

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Securities held by the fund with an end of period value of $3,290,622 were transferred from Level 2 to Level 1 based on our valuation procedures for non-U.S. securities (see Note 2A in the Notes to Financial Statements for more information)

See Notes to Financial Statements

8

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

MARCH 31, 2017

(Reported in thousands except shares and per share amounts)

Assets
Investment in securities at value(1)	$7,153,558
Cash	72,234
Receivables
Investment securities sold	18,997
Fund shares sold	22,420
Dividends and interest receivable	10,048
Tax reclaims	187
Prepaid expenses	328
Prepaid trustee retainer	250
Other assets	263

Total assets	7,278,285

Liabilities
Payables
Fund shares repurchased	13,193
Investment securities purchased	5,271
Investment advisory fees	5,738
Distribution and service fees	360
Administration fees	728
Transfer agent fees and expenses	1,737
Trustees’ fees and expenses	92
Professional fees	45
Trustee deferred compensation plan	263
Other accrued expenses	380

Total liabilities	27,807

Net Assets	$7,250,478

Net Assets Consist of:
Common stock $0.001 par value	$713
Capital paid in on shares of beneficial interest	7,174,602
Accumulated undistributed net investment income (loss)	2,689
Accumulated undistributed net realized gain (loss)	(699,696)
Net unrealized appreciation (depreciation) on investments	772,170

Net Assets	$7,250,478

Class A
Net asset value (net assets/shares outstanding) per share	$9.88
Maximum offering price per share NAV/(1–5.75%)	$10.48
Shares of beneficial interest outstanding, $0.001 par value, unlimited authorization	94,283,561
Net Assets	$931,770
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$9.61
Shares of beneficial interest outstanding, $0.001 par value, unlimited authorization	19,928,916
Net Assets	$191,439
Class I
Net asset value (net assets/shares outstanding) and offering price per share	$10.23
Shares of beneficial interest outstanding, $0.001 par value, unlimited authorization	590,724,938
Net Assets	$6,040,731
Class R6
Net asset value (net assets/shares outstanding) and offering price per share	$10.23
Shares of beneficial interest outstanding, $0.001 par value, unlimited authorization	8,462,818
Net Assets	$86,538
(1) Investment in securities at cost	$6,381,283

See Notes to Financial Statements

9

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)

($ reported in thousands)

Investment Income
Dividends	$58,102
Security lending, net of fees	38
Foreign taxes withheld	(4,306)

Total investment income	53,834

Expenses
Investment advisory fees	33,066
Distribution and service fees, Class A	1,208
Distribution and service fees, Class C	965
Administration fees	4,377
Transfer agent fees and expenses	6,869
Custodian fees	1,831
Printing fees and expenses	303
Trustees’ fees and expenses	329
Registration fees	133
Professional fees	113
Miscellaneous expenses	269

Total expenses	49,463
Earnings credit from custodian	(261)
Low balance account fees	— (1)

Net expenses	49,202

Net investment income (loss)	4,632

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	82,560
Net realized gain (loss) on foreign currency transactions	2,644
Net change in unrealized appreciation (depreciation) on investments	(109,757)
Net change in unrealized appreciation (depreciation) on foreign currency translation	(154)

Net realized and unrealized gain (loss) on investments	(24,707)

Net increase (decrease) in net assets resulting from operations	$(20,075)

(1)	Amount is less than $500.

See Notes to Financial Statements

10

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

($ reported in thousands)

	Six Months Ended March 31, 2017 (Unaudited)	Fiscal Period Ended September 30, 2016(1)	Year Ended December 31, 2015
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$4,632	$35,270	$94,294
Net realized gain (loss)	85,204	17,157	(770,201)
Net change in unrealized appreciation (depreciation)	(109,911)	913,774	(335,894)

Increase (decrease) in net assets resulting from operations	(20,075)	966,201	(1,011,801)

From Distributions to Shareholders
Net investment income, Class A	(3,309)	—	(5,106)
Net investment income, Class C	—	—	—
Net investment income, Class I	(23,701)	—	(81,136)
Net investment income, Class R6	(282)	—	(358)

Decrease in net assets from distributions to shareholders	(27,292)	—	(86,600)

From Share Transactions
Sale of shares
Class A (17,564, 54,614, 45,415)	161,635	513,358	426,955
Class C (1,581, 2,986, 9,993)	14,160	26,602	92,797
Class I (122,255, 224,369, 573,808)	1,162,587	2,042,674	5,590,072
Class R6 (6,348, 4,035, 4,009)	59,313	37,563	38,958

Reinvestment of distributions
Class A (350, 0, 527)	3,017	—	4,555
Class C (0, 0, 0)	—	—	—
Class I (2,426, 0, 8,333)	21,592	—	74,414
Class R6 (31, 0, 39)	272	—	348

Shares repurchased
Class A (32,917, 31,260, 40,498)	(303,129)	(279,242)	(373,105)
Class C (4,735, 6,216, 8,084)	(42,002)	(54,465)	(72,343)
Class I (140,628, 591,491, 374,295)	(1,321,193)	(5,387,548)	(3,524,585)
Class R6 (2,325, 3,461, 222)	(22,339)	(31,143)	(2,054)

Increase (decrease) in net assets from share transactions	(266,087)	(3,132,201)	2,256,012

Net increase (decrease) in net assets	(313,454)	(2,166,000)	1,157,611

Net Assets
Beginning of period	7,563,932	9,729,932	8,572,321

End of period	$7,250,478	$7,563,932	$9,729,932

Accumulated undistributed net investment income (loss) at end of period	$2,689	$25,349	$(6,533)

(1)	The Fund changed its fiscal year end to September 30 during the period.

See Notes to Financial Statements

11

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain/(Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Class A
10/1/16 to 3/31/17(12)	$9.90	— (3)	0.01	0.01	(0.03)	—	(0.03)
1/1/16 to 9/30/16(11)	8.68	0.03	1.19	1.22	—	—	—
1/1/15 to 12/31/15	9.58	0.07	(0.91)	(0.84)	(0.06)	—	(0.06)
1/1/14 to 12/31/14	9.26	0.07	0.42	0.49	(0.06)	(0.11)	(0.17)
1/1/13 to 12/31/13	10.00	0.08	(0.74)	(0.66)	(0.08)	— (3)	(0.08)
1/1/12 to 12/31/12	8.44	0.07	1.57	1.64	(0.05)	(0.03)	(0.08)
1/1/11 to 12/31/11	8.83	0.09	(0.37)	(0.28)	(0.04)	(0.07)	(0.11)

Class C
10/1/16 to 3/31/17(12)	$9.63	(0.04)	0.02	(0.02)	—	—	—
1/1/16 to 9/30/16(11)	8.49	(0.02)	1.16	1.14	—	—	—
1/1/15 to 12/31/15	9.37	—	(0.88)	(0.88)	—	—	—
1/1/14 to 12/31/14	9.08	(0.01)	0.42	0.41	(0.01)	(0.11)	(0.12)
1/1/13 to 12/31/13	9.82	0.01	(0.72)	(0.71)	(0.03)	— (3)	(0.03)
1/1/12 to 12/31/12	8.31	— (3)	1.56	1.56	(0.02)	(0.03)	(0.05)
1/1/11 to 12/31/11	8.72	0.03	(0.37)	(0.34)	— (3)	(0.07)	(0.07)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

12

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(6)		Ratio of Gross Expenses to Average Net Assets(6)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

(0.02)	$9.88	0.16	%(9)	$931,770	1.61	%(8)(10)	1.62	%(8)	(0.05	)%(8)	18	%(9)
1.22	9.90	14.06	(9)	1,082,242	1.59	(4)(8)(10)	1.60	(8)	0.40	(8)	25	(9)
(0.90)	8.68	(8.77)		745,947	1.56	(10)	1.56		0.73		27
0.32	9.58	5.23		770,941	1.55		1.55		0.71		28
(0.74)	9.26	(6.58)		1,097,753	1.58		1.58		0.79		31
1.56	10.00	19.62		1,208,195	1.60		1.60		0.78		28
(0.39)	8.44	(3.13)		474,368	1.61		1.61		1.09		29

(0.02)	$9.61	(0.31	)%(9)	$191,439	2.36	%(8)(10)	2.37	%(8)	(0.81	)%(8)	18	%(9)
1.14	9.63	13.56	(9)	222,221	2.34	(4)(8)(10)	2.35	(8)	(0.31	)(8)	25	(9)
(0.88)	8.49	(9.50)		223,303	2.31	(10)	2.31		(0.01)		27
0.29	9.37	4.40		228,652	2.30		2.30		(0.13)		28
(0.74)	9.08	(7.21)		217,034	2.33		2.33		0.07		31
1.51	9.82	18.66		203,974	2.35		2.35		0.01		28
(0.41)	8.31	(3.77)		70,198	2.36		2.36		0.36		29

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

13

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain/(Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Class I
10/1/16 to 3/31/17(12)	$10.24	0.01	0.02	0.03	(0.04)	—	(0.04)
1/1/16 to 9/30/16(11)	8.96	0.04	1.24	1.28	—	—	—
1/1/15 to 12/31/15	9.89	0.10	(0.95)	(0.85)	(0.08)	—	(0.08)
1/1/14 to 12/31/14	9.55	0.09	0.45	0.54	(0.09)	(0.11)	(0.20)
1/1/13 to 12/31/13	10.31	0.11	(0.76)	(0.65)	(0.11)	— (3)	(0.11)
1/1/12 to 12/31/12	8.70	0.10	1.62	1.72	(0.08)	(0.03)	(0.11)
1/1/11 to 12/31/11	9.10	0.12	(0.38)	(0.26)	(0.07)	(0.07)	(0.14)

Class R6
10/1/16 to 3/31/17(12)	$10.25	0.02	0.01	0.03	(0.05)	—	(0.05)
1/1/16 to 9/30/16(11)	8.96	0.05	1.24	1.29	—	—	—
1/1/15 to 12/31/15	9.89	0.08	(0.91)	(0.83)	(0.10)	—	(0.10)
11/12/14(5) to 12/31/14	10.42	(0.01)	(0.45)	(0.46)	(0.06)	(0.01)	(0.07)

See Notes to Financial Statements

14

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(6)		Ratio of Gross Expenses to Average Net Assets(6)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

(0.01)	$10.23	0.35	%(9)	$6,040,731	1.36	%(8)(10)	1.37	%(8)	0.20	%(8)	18	%(9)
1.28	10.24	14.29	(9)	6,214,272	1.33	(4)(8)(10)	1.34	(8)	0.64	(8)	25	(9)
(0.93)	8.96	(8.55)		8,726,303	1.31	(10)	1.32		0.99		27
0.34	9.89	5.54		7,572,633	1.30		1.35		0.85		28
(0.76)	9.55	(6.32)		6,357,443	1.33		1.38		1.06		31
1.61	10.31	19.88		5,352,379	1.35		1.40		0.99		28
(0.40)	8.70	(2.92)		2,082,147	1.36		1.41		1.34		29

(0.02)	$10.23	0.29	%(9)	$86,538	1.21	%(8)(10)	1.22	%(8)	0.37	%(8)	18	%(9)
1.29	10.25	14.40	(9)	45,197	1.21	(4)(8)(10)	1.22	(8)	0.72	(8)	25	(9)
(0.93)	8.96	(8.44)		34,379	1.21	(10)	1.21		0.90		27
(0.53)	9.89	(4.60	)(9)	95	1.24	(8)	1.24	(8)	(0.41	)(8)	28	(7)(9)

Footnote Legend:

(1)	Sales charges, where applicable, are not reflected in total return calculation.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.005.
(4)	Net expense ratio includes extraordinary proxy expenses.
(5)	Inception date.
(6)	The Fund will also indirectly bear its prorated share of expenses of the underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(7)	Reported on Fund level not class level.
(8)	Annualized.
(9)	Not Annualized.
(10)	Includes Earnings credits from Custodian and Low balance account fees as reflected in the Statements of Operations.
(11)	The Fund changed its fiscal year end to September 30 during the period.
(12)	Unaudited.

See Notes to Financial Statements

15

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

MARCH 31, 2017

Note 1. Organization

Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

As of the date of this report 29 funds of the Trust are offered for sale of which the Vontobel Emerging Markets Opportunities Fund (the “Fund”) is reported in this semi annual report. The Fund is diversified and has an investment objective of capital appreciation. There is no guarantee that the Fund will achieve its objective.

The Fund offers Class A shares, Class C shares, Class I shares, and Class R6 shares.

Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Fund is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares and Class R6 shares are sold without a sales charge.

Class R6 shares are only available to participants in employer-sponsored retirement plans, such as 401(k) plans, profit-sharing plans, defined benefit plans and other employer-directed plans. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Fund’s distributor’s or an affiliate’s resources on sales of or investments in Class R6 Shares.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Fund. These fees are reflected as “Low Balance Account Fees” in the Fund’s Statement of Operations for the period, as applicable.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board and has exclusive voting rights with respect to such plan(s). Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Income and other expenses as well as realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

16

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

A.	Security Valuation

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board. All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed quarterly by the Board.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make

17

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method.

Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

C.	Income Taxes

The Fund is treated as a separate taxable entity. It is the intention of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2017, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2014 forward (with limited exceptions).

18

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

D.	Distributions to Shareholders

Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.

E.	Expenses

Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the Fund’s pro-rata expenses of any underlying mutual funds in which the Fund invests.

F.	Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	Securities Lending

The Fund may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of agreement, when doing so the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At March 31, 2017, the Fund did not have any securities on loan.

H.	Earnings Credit and Interest

Through arrangements with the Fund’s custodian, the Fund either receives an earnings credit or interest on agreed upon target un-invested cash balances to reduce the Fund’s

19

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

custody expenses. The credits are reflected as “Earnings credits from Custodian” and the interest is reflected under “Interest income” in the Fund’s Statements of Operations for the period, as applicable.

Note 3. Investment Advisory Fees and Related Party Transactions

($ reported in thousands)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Trust. The Adviser manages the Fund’s investment programs and general operations of the Fund, including oversight of the Fund’s subadviser.

As compensation for its services to the Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund:

First $1 Billion	$1+ Billion
1.00%	0.95%

B.	Subadvisers

Vontobel Asset Management, Inc. (the “Subadviser”) is subadviser to the Fund. The subadviser manages the investments of the Fund for which the subadviser is paid a fee by the Adviser.

C.	Distributor

($ reported in thousands)

VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, serves as the distributor of the Fund’s shares. VP Distributors has advised the Fund that for the six months (the “period”) ended March 31, 2017, it retained net commissions of $309 of Class A Shares and deferred sales charges of $60 and $12 for Class A Shares and Class C Shares, respectively.

In addition, the Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class A shares 0.25%; Class C shares 1.00% Class I and Class R6 shares are not subject to a 12b-1 Plan. Prior to its elimination on February 26, 2015, VP Distributors was also entitled to a service fee under a Shareholder Services Plan for Class I shares, at the rate of 0.05% of the average daily net assets of such class of the Fund; however, VP Distributors had waived such fee prior to its elimination, so the Fund’s Class I shares did not pay such fee during the fiscal year ended December 31, 2015.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

20

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

D.	Administrator and Transfer Agent

Virtus Fund Services, LLC, an indirect wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Fund.

For the period ended March 31, 2017, the Fund incurred administration fees totaling $3,385 which are included in the Statements of Operations.

For the period ended March 31, 2017, the Fund incurred transfer agent fees totaling $6,704 which are included in the Statements of Operations. A portion of these fees was paid to outside entities that also provide services to the Trust. The Transfer Agent may from time to time temporarily waive all or a portion of its transfer agent fees.

E.	Trustee Compensation

The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other Assets” on the Statement of Assets and Liabilities at March 31, 2017.

Note 4. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities, and short-term securities) during the period ended March 31, 2017, were as follows:

Purchases	Sales
$1,210,294	$1,336,869

There were no purchases or sales of long term U.S. Government and agency securities for the Fund during the period ended March 31, 2017.

Note 5. 10% Shareholders

As of March 31, 2017, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

% of Shares Outstanding	Number of Accounts
42%	2*

*	the accounts are not affiliated with Virtus.

Note 6. Credit Risk and Asset Concentration

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

21

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

The Fund may invest a high percentage of its assets in specific sectors or countries of the market in the pursuit of its investment objectives. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

At March 31, 2017, the Fund held securities issued by various companies in specific sectors as detailed below:

Sector	Percentage of Total Investments
Consumer Staples	35%

Note 7. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund’s Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where the Fund’s Subadviser determines that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At March 31, 2017, the Fund did not hold any securities that were both illiquid and restricted.

Note 8. Federal Income Tax Information

($ reported in thousands)

At March 31, 2017, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$6,417,480	$992,701	$(256,623)	$736,078

The differences between book basis cost and tax basis cost were attributable primarily to the tax deferral of losses on wash sales.

22

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

The Fund has capital loss carryforwards available to offset future realized capital gains as follows:

No Expiration		Total
Short-term	Long-term
$348,891	$412,731	$761,622

The Trust may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses.

Note 9. Borrowings

($ reported in thousands)

On June 29, 2016, the Fund and other affiliated funds renewed a $50,000 secured line of credit. The Credit Agreement (the “Agreement”) is with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of the Fund’s total net assets in accordance with the Agreement. The agreement has a term of 364 days and is renewable by the Fund with the Bank’s consent and approval of the Board. Interest is charged at the higher of the LIBOR (London Interbank Offered Rate) or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Fund and other affiliated funds are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default.

The Fund had no outstanding borrowings at any time during the period ended March 31, 2017.

Note 10. Indemnifications

Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Fund enters into contracts that provide a variety of indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and that have not occurred. However, the Fund has not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

Note 11. Regulatory Matters and Litigation

From time to time, the Trust, the Fund’s Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

23

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

On February 20, 2015, a putative class action complaint (In re Virtus Investment Partners, Inc. Securities Litigation; formerly styled as Tom Cummins v. Virtus Investment Partners Inc., et al.) alleging violations of certain provisions of the federal securities laws was filed by an individual shareholder against Virtus and certain of its officers (the “defendants”) in the United States District Court for the Southern District of New York. On August 21, 2015, the lead plaintiff filed a Consolidated Class Action Complaint (the “Consolidated Complaint”) amending the originally filed complaint and adding the Trust as a defendant. The Consolidated Complaint was purportedly filed on behalf of all purchasers of Virtus common stock between January 25, 2013 and May 11, 2015 (the “Class Period”). The Consolidated Complaint alleges that during the Class Period, the defendants disseminated materially false and misleading statements and concealed material adverse facts relating to certain funds previously subadvised by F-Squared Investments, Inc. and/or its affiliates (“F-Squared”). The plaintiff seeks to recover unspecified damages. A motion to dismiss the Consolidated Complaint was filed on behalf of the defendants on October 21, 2015. Pursuant to an Opinion & Order (“Order”) filed on July 1, 2016, the court granted in part and denied in part the defendants’ motion to dismiss. Although the Order narrows the scope of the claims asserted and dismisses one of the defendants from the suit, claims under Sections 10(b) and 20(a) of the Exchange Act and Rule 10b-5 thereunder survive the motion. The remaining defendants filed an Answer to the Consolidated Complaint on August 5, 2016. Pursuant to an Opinion & Order filed on May 15, 2017, the plaintiff’s motion for class certification, was granted by the court. Virtus and its affiliates, including the Adviser, believe that the suit is without merit and intend to defend it vigorously. The Trust believes that the risk of loss to the Funds as a result of this suit is remote. The Adviser does not believe that the suit will have any impact on its ability to provide services to the Funds.

On May 8, 2015, a putative class action complaint (Mark Youngers v. Virtus Investment Partners, Inc. et al.) alleging violations of certain provisions of the federal securities laws was filed in the United States District Court for the Central District of California. The complaint, which was purportedly filed on behalf of purchasers of certain Virtus Funds previously subadvised by F-Squared between May 8, 2010 and December 22, 2014, inclusive (the “Class Period”), alleged claims against Virtus, certain Virtus officers and affiliates (including the Adviser, Euclid Advisors LLC (“Euclid”) and VP Distributors, LLC), the trustees and certain officers of the Trust, and certain other parties (the “defendants”). The complaint alleges that during the Class Period the defendants disseminated materially false and misleading statements and concealed or omitted material facts necessary to make the statements made not misleading. On October 1, 2015, the plaintiffs filed a First Amended Class Action Complaint which, among other things, added aderivative claim for breach of fiduciary duty on behalf of the Trust. On October 19, 2015, the United States District Court for the Central District of California entered an order transferring the action to the Southern District of New York. On January 4, 2016, the plaintiffs filed a Second Amended Complaint. Motions to dismiss were filed on behalf of Virtus, its officers and affiliates and the independent trustees on February 1, 2016. An Opinion & Order (“Order”) granting in part and denying in part the defendants’ motions to dismiss was issued on July 1, 2016. The Order dismissed all claims against the Adviser, Euclid, the independent trustees and certain of the other individual defendants, and narrowed the claims asserted against the remaining defendants. The remaining defendants filed an Answer to the Second Amended Complaint on August 5, 2016. A Stipulation of Voluntary Dismissal of the claim under Section 12 of the Securities Act of 1933, as amended, was filed on September 15, 2016.

24

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2017

The remaining defendants filed a motion to certify an interlocutory appeal of the July 1, 2016 order to the Court of Appeals for the Second Circuit on August 26, 2016. The motion was denied on January 6, 2017. Pursuant to an Opinion & Order filed on May 15, 2017, the plaintiffs’ motion for class certification, was denied by the court. Virtus and its affiliates, including the Adviser, believe that the suit has no basis in law or fact and intend to defend it vigorously. The Trust believes that the risk of loss to the Funds as a result of this suit is remote. The Adviser does not believe that the suit will have any impact on its ability to provide services to the Funds.

Note 12. New Accounting Pronouncement

On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. Certain of these amendments relate to Regulation S-X which sets forth the requisite form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

Note 13. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

25

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Unaudited)

The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of the subadvisory agreement (the “Subadvisory Agreement”)(together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Emerging Markets Opportunities Fund (the “Fund”). At in-person meetings held on November 2, 2016 and November 16-17, 2016 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the subadviser (the “Subadviser”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Fund. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Fund by VIA and the Subadviser; (2) the performance of the Fund as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates with those of a group of funds with similar investment objective(s); (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on the Fund’s performance and expenses; (7) fees paid to VIA and the Subadviser by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the Meetings information provided by VIA and the Subadviser, including a completed questionnaire, concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which

26

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Unaudited) (Continued)

among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Fund is managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of the Fund’s portfolio. Under this structure, VIA is responsible for the management of the Fund’s investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Fund’s subadviser, including (a) VIA’s ability to select and monitor the subadviser; (b) VIA’s ability to provide the services necessary to monitor the subadviser’s compliance with the Fund’s investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Fund; (e) VIA’s supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor to the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreement, the Board noted that the Subadviser provided portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s prospectus and statement of additional information. In considering the renewal of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Fund.

27

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Unaudited) (Continued)

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Fund prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented the Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on the Fund’s performance. The Board evaluated the Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to the Fund. The Board was mindful of VIA’s focus on the Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Fund. The Board also took into account its discussions with management regarding factors that contributed to the performance of the Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of the Fund for the period ended June 30, 2016.

The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods and outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.

After reviewing these and related factors, the Board concluded that the Fund’s overall performance, or reasons discussed for underperformance, was satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Fund for advisory services as well as the total expense level of the Fund. This information included comparisons of the Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing the Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees. The Board also noted that the subadvisory fee was paid by VIA out of its management fees rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of the Fund and the impact on expenses. The Subadviser provided, and the Board considered, fee information of comparable accounts managed by the Subadviser, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to the Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.

The Board considered that the Fund’s net management fee and net total expenses were above the median of the Expense Group.

The Board concluded that the advisory and subadvisory fees, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

28

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Unaudited) (Continued)

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Fund and the other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Fund by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, including the Subadviser, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Fund. The Board reviewed the methodology used to allocate costs to the Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from the Fund was reasonable in light of the quality of the services rendered to the Fund by VIA and its affiliates.

In considering the profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In addition, because Vontobel Asset Management, Inc., is an unaffiliated subadviser, the Board relied on the ability of VIA to negotiate this Subadvisory Agreement and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the profitability to the Subadviser and its affiliates from their relationship with the Fund was not a material factor in approval of the Subadvisory Agreement.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Fund’s assets grow. The Board noted that the management fee for the Fund included breakpoints based on assets under management. The Board also took into account management’s discussion of the Fund’s management fee and subadvisory fee structure. The Board also took into account the current size of the Fund. The Board concluded that no change to the advisory fee structure of the Fund was necessary at this time. The Board noted that VIA and the Fund may realize certain economies of scale if the assets of the Fund were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the current size of the Fund managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Subadvisory Agreement at this time.

Other Factors

The Board considered other benefits that may be realized by VIA and the Subadviser and their respective affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Fund to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that there are no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fee to be earned under the applicable Agreement, although there may be certain indirect benefits gained, including to the extent that

29

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Unaudited) (Continued)

serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to the Fund.

30

VIRTUS OPPORTUNITIES TRUST

101 Munson Street

Greenfield, MA 01301

Trustees

George R. Aylward

Thomas J. Brown

Donald C. Burke

Roger A. Gelfenbien

John R. Mallin

Hassell H. McClellan

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Nancy J. Engberg, Vice President and Chief Compliance Officer

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl St.

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank, NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

How to Contact Us

Mutual Fund Services 1-800-243-1574

Adviser Consulting Group 1-800-243-4361

Website Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

For more information about

Virtus Mutual Funds, please

call your financial representative,

or contact us at 1-800-243-1574

or Virtus.com.

8005	5-17

P.O. Box 9874

Providence, RI 02940-8074

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-

K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Opportunities Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date                    June 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date                    June 9, 2017

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date                    June 9, 2017

* Print the name and title of each signing officer under his or her signature.